UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2013

Date of reporting period: November 30, 2012

Item1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.88%

AEROSPACE & DEFENSE — 1.53%
BAE Systems PLC
5.80%, 10/11/41[a]	$150	$184,403
Boeing Co. (The)
4.88%, 02/15/20	70	85,222
6.88%, 03/15/39	300	463,269
8.75%, 08/15/21	25	36,513
Goodrich Corp.
6.80%, 07/01/36	100	144,636
Lockheed Martin Corp.
4.85%, 09/15/41	450	509,165
5.72%, 06/01/40	275	355,628
Series B
6.15%, 09/01/36	200	264,729
Northrop Grumman Corp.
5.05%, 11/15/40	580	675,415
Raytheon Co.
4.70%, 12/15/41	200	230,325
4.88%, 10/15/40	675	791,287
United Technologies Corp.
4.50%, 06/01/42	1,450	1,648,664
5.40%, 05/01/35	75	94,700
5.70%, 04/15/40	425	566,896
6.05%, 06/01/36	225	301,919
6.70%, 08/01/28	125	172,156

		6,524,927
AGRICULTURE — 1.23%
Altria Group Inc.
4.25%, 08/09/42	250	248,317
9.95%, 11/10/38	258	426,565
10.20%, 02/06/39	718	1,209,821
Archer-Daniels-Midland Co.
4.54%, 03/26/42	373	407,924
5.38%, 09/15/35	425	513,949
5.77%, 03/01/41	50	63,946
Lorillard Tobacco Co.
7.00%, 08/04/41	240	290,414
Philip Morris International Inc.
6.38%, 05/16/38	1,311	1,815,719
Reynolds American Inc.
7.25%, 06/15/37	200	265,611

		5,242,266
AIRLINES — 0.08%
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	200	209,000
Delta Air Lines Inc. 2007-1A Pass Through Trust
Series 071A
6.82%, 02/10/24	106	119,282

		328,282

Security	Principal (000s)	Value

APPAREL — 0.05%
VF Corp.
6.00%, 10/15/33	$75	$96,206
6.45%, 11/01/37	100	136,646

		232,852
AUTO MANUFACTURERS — 0.59%
Daimler Finance North America LLC
8.50%, 01/18/31	408	639,471
Ford Motor Co.
7.45%, 07/16/31	1,500	1,882,500

		2,521,971
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
6.00%, 01/15/36	250	301,895

		301,895
BANKS — 6.86%
Bank of America Corp.
5.88%, 02/07/42	750	948,190
Bank of America N.A.
6.00%, 10/15/36	300	365,900
Bank One Capital III
8.75%, 09/01/30	100	143,155
Bank One Corp.
7.75%, 07/15/25	50	67,261
8.00%, 04/29/27	100	141,740
Bank One Michigan
8.25%, 11/01/24	375	518,441
BBVA Bancomer SA Texas Agency
6.75%, 09/30/22[a]	150	167,625
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[a,b]	200	198,750
Citigroup Inc.
5.85%, 12/11/34	925	1,115,844
5.88%, 05/29/37	75	91,223
5.88%, 01/30/42	500	623,332
6.13%, 08/25/36	1,000	1,106,230
6.63%, 06/15/32	550	635,777
6.88%, 03/05/38	1,188	1,591,259
6.88%, 02/15/98	75	91,752
8.13%, 07/15/39	325	491,013
Fifth Third Bancorp
8.25%, 03/01/38	225	326,631
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	225	242,038
6.13%, 02/15/33	675	781,155
6.25%, 02/01/41	1,350	1,640,864
6.45%, 05/01/36	275	295,137
6.75%, 10/01/37	1,875	2,086,386
HSBC Bank (USA) N.A.
5.63%, 08/15/35	1,750	2,011,681
HSBC Bank PLC
7.65%, 05/01/25	100	129,958
HSBC Holdings PLC
6.10%, 01/14/42	375	500,993
6.50%, 05/02/36	400	484,723
6.50%, 09/15/37	555	676,992
6.80%, 06/01/38	600	755,667
7.63%, 05/17/32	100	130,915

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
5.40%, 01/06/42	$500	$605,946
5.50%, 10/15/40	200	243,954
5.60%, 07/15/41	1,250	1,554,271
6.40%, 05/15/38	275	371,127
KfW
0.00%, 04/18/36	850	407,490
0.00%, 06/29/37	1,000	459,500
Morgan Stanley
6.25%, 08/09/26	250	289,963
6.38%, 07/24/42	1,250	1,464,305
7.25%, 04/01/32	125	155,813
Rabobank Nederland
5.25%, 05/24/41	660	781,838
Standard Chartered PLC
7.01%, 12/31/49 (Call 07/30/37)[a,b]	200	211,800
UBS AG Stamford
7.75%, 09/01/26	300	382,773
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,700	2,359,037
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	300	347,475
6.55%, 10/15/35	50	62,546
6.61%, 10/01/25	100	129,368
Wells Fargo & Co.
5.38%, 02/07/35	180	221,905
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	257,933
Wells Fargo Capital X
5.95%, 12/15/36	646	654,075

		29,321,751
BEVERAGES — 1.70%
Anheuser-Busch Companies LLC
6.80%, 08/20/32	250	347,347
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	600	842,026
8.00%, 11/15/39	200	324,648
8.20%, 01/15/39	576	947,066
Diageo Capital PLC
5.88%, 09/30/36	325	419,456
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	100	148,190
Molson Coors Brewing Co.
5.00%, 05/01/42	875	981,369
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	500	731,892
PepsiAmericas Inc.
5.50%, 05/15/35	100	125,690
PepsiCo Inc.
3.60%, 08/13/42	200	194,997
5.50%, 01/15/40	650	833,358
Pernod Ricard SA
5.50%, 01/15/42[a]	450	520,179
SABMiller Holdings Inc.
4.95%, 01/15/42[a]	750	866,175

		7,282,393
BIOTECHNOLOGY — 0.94%
Amgen Inc.

Security	Principal (000s)	Value

4.95%, 10/01/41	$500	$549,858
5.15%, 11/15/41 (Call 05/15/41)	250	285,126
5.38%, 05/15/43 (Call 11/15/42)	1,200	1,418,320
6.38%, 06/01/37	75	95,216
6.40%, 02/01/39	300	384,897
6.90%, 06/01/38	200	272,733
Genentech Inc.
5.25%, 07/15/35	300	364,044
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	500	632,508

		4,002,702
BUILDING MATERIALS — 0.10%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	250	253,467
7.00%, 12/01/36	150	168,738

		422,205
CHEMICALS — 1.26%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	375	464,679
Braskem America Finance Co.
7.13%, 07/22/41 (Call 01/22/41)[a]	200	210,000
Dow Chemical Co. (The)
5.25%, 11/15/41 (Call 05/15/41)	450	500,735
7.38%, 11/01/29	250	334,791
9.40%, 05/15/39	125	206,797
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	525	635,541
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	250	262,119
4.80%, 09/01/42 (Call 03/01/42)	375	396,916
Ecolab Inc.
5.50%, 12/08/41	600	719,827
Lubrizol Corp.
6.50%, 10/01/34	100	139,613
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	100	101,092
5.50%, 08/15/25	100	127,370
Series 1
5.50%, 07/30/35	100	127,620
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	450	566,421
PPG Industries Inc.
7.70%, 03/15/38	220	323,875
Rohm and Haas Co.
7.85%, 07/15/29	200	272,915

		5,390,311
COMMERCIAL SERVICES — 0.99%
ADT Corp. (The)
4.88%, 07/15/42[a]	375	378,806
DP World Ltd.
6.85%, 07/02/37[a]	750	836,250
ERAC USA Finance LLC
5.63%, 03/15/42[a]	250	280,954
7.00%, 10/15/37[a]	450	577,995
Massachusetts Institute of Technology
5.60%, 07/01/2111	200	296,128
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	41	47,324

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.50%, 01/15/39[a]	$500	$748,565
SAIC Inc.
Series 1
5.95%, 12/01/40	200	220,559
Tufts University Series 2012
5.02%, 04/15/2112	250	285,215
University of Southern California
5.25%, 10/01/2111	250	326,550
Western Union Co. (The)
6.20%, 06/21/40	250	247,063

		4,245,409
COMPUTERS — 0.67%
Dell Inc.
5.40%, 09/10/40	125	127,898
Hewlett-Packard Co.
6.00%, 09/15/41	600	564,061
HP Enterprise Services LLC
7.45%, 10/15/29	200	236,615
International Business Machines Corp.
4.00%, 06/20/42	1,188	1,258,325
5.60%, 11/30/39	27	34,941
7.00%, 10/30/25	450	654,329

		2,876,169
COSMETICS & PERSONAL CARE — 0.46%
Colgate-Palmolive Co.
1.95%, 02/01/23	200	197,158
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	195,055
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	64,944
5.55%, 03/05/37	937	1,277,355
5.80%, 08/15/34	100	134,936
6.45%, 01/15/26	75	105,310

		1,974,758
DIVERSIFIED FINANCIAL SERVICES — 3.30%
American Express Co.
8.15%, 03/19/38	250	420,415
Ameritech Capital Funding Corp.
6.55%, 01/15/28	100	117,817
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23[a]	250	266,507
CDP Financial Inc.
5.60%, 11/25/39[a]	500	637,110
Credit Suisse (USA) Inc.
7.13%, 07/15/32	225	328,163
FMR LLC
7.57%, 06/15/29[a]	400	537,021
General Electric Capital Corp.
5.88%, 01/14/38	1,445	1,751,908
6.15%, 08/07/37	975	1,219,948
6.88%, 01/10/39	1,150	1,560,294
Series A
6.75%, 03/15/32	2,433	3,174,454

Security	Principal (000s)	Value

General Electric Capital Services Inc.
7.50%, 08/21/35	$100	$144,040
Goldman Sachs Capital I
6.35%, 02/15/34	665	684,961
Jefferies Group Inc.
6.25%, 01/15/36	225	229,500
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	300	332,861
7.75%, 05/14/38	1,095	1,432,067
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	325	490,805
Siemens Financieringsmat
6.13%, 08/17/26[a]	500	655,925
SLM Corp.
5.63%, 08/01/33	150	139,875

		14,123,671
ELECTRIC — 10.07%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a]	300	390,000
Alabama Power Co.
6.00%, 03/01/39	150	200,541
6.13%, 05/15/38	105	141,857
Series 1
5.65%, 03/15/35 (Call 03/15/15)	100	109,098
Appalachian Power Co.
7.00%, 04/01/38	725	991,732
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	150	160,441
5.50%, 09/01/35	150	178,621
Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	500	527,349
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	500	483,048
Connecticut Light & Power Co. (The)
6.35%, 06/01/36	150	203,644
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	350	443,645
5.70%, 06/15/40	160	207,696
Series 05-A
5.30%, 03/01/35	50	60,848
Series 06-A
5.85%, 03/15/36	50	64,914
Series 06-B
6.20%, 06/15/36	50	67,697
Series 06-E
5.70%, 12/01/36	50	64,032
Series 08-B
6.75%, 04/01/38	550	801,892
Detroit Edison Co. (The)
5.70%, 10/01/37	100	132,487
Series A
6.63%, 06/01/36	100	145,842
Dominion Resources Inc.
6.30%, 03/15/33	175	230,829
7.00%, 06/15/38	50	72,303
Series B
5.95%, 06/15/35	100	129,831
Series F
5.25%, 08/01/33	850	993,096

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

DTE Energy Co.
6.38%, 04/15/33	$30	$39,409
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	200	204,565
4.25%, 12/15/41 (Call 06/15/41)	400	424,915
5.30%, 02/15/40	225	271,933
6.05%, 04/15/38	1,050	1,403,204
6.45%, 10/15/32	75	98,906
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	69,415
E.ON International Finance BV
6.65%, 04/30/38[a]	356	494,195
El Paso Electric Co.
6.00%, 05/15/35	150	191,812
Electricite de France SA
5.60%, 01/27/40[a]	300	349,316
6.95%, 01/26/39[a]	280	371,650
Enel Finance International SA
6.00%, 10/07/39[a]	600	577,525
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	893	962,176
6.25%, 10/01/39	375	435,189
FirstEnergy Corp. Series C
7.38%, 11/15/31	447	586,484
FirstEnergy Solutions Corp.
6.80%, 08/15/39	850	965,864
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	750	799,676
4.13%, 02/01/42 (Call 08/02/41)	300	323,175
4.95%, 06/01/35	100	119,998
5.13%, 06/01/41 (Call 12/01/40)	155	190,862
5.25%, 02/01/41 (Call 08/01/40)	100	125,132
5.85%, 05/01/37	100	133,575
5.95%, 02/01/38	281	379,410
Florida Power Corp.
6.35%, 09/15/37	200	273,834
6.40%, 06/15/38	375	515,144
Georgia Power Co.
4.30%, 03/15/42	1,000	1,053,205
5.40%, 06/01/40	375	462,783
Series 07-A
5.65%, 03/01/37	100	126,537
Iberdrola International BV
6.75%, 07/15/36	150	162,300
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	128,023
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	293,833
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	123,861
Massachusetts Electric Co.
5.90%, 11/15/39[a]	50	66,179
MidAmerican Energy Holdings Co.
5.80%, 10/15/36	100	129,515
5.95%, 05/15/37	150	190,138
6.13%, 04/01/36	1,394	1,792,918
6.50%, 09/15/37	580	785,266
8.48%, 09/15/28	356	539,058
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	75	93,070
5.45%, 05/15/41 (Call 11/15/40)	575	728,501
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	250	268,082

Security	Principal (000s)	Value

5.95%, 06/15/41 (Call 12/15/40)	$325	$380,020
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	950	908,787
4.85%, 08/15/40 (Call 02/15/40)	350	423,484
5.25%, 07/15/35	50	62,419
6.20%, 07/01/37	100	140,320
6.25%, 06/01/36	100	140,973
Oglethorpe Power Corp.
6.19%, 01/01/31[a]	400	476,412
Ohio Edison Co.
6.88%, 07/15/36	200	272,592
Oncor Electric Delivery Co.
5.25%, 09/30/40	100	110,640
7.00%, 09/01/22	650	826,708
7.50%, 09/01/38	25	34,263
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	375	418,441
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	850	932,847
4.50%, 12/15/41 (Call 06/15/41)	350	385,001
5.40%, 01/15/40	450	550,245
6.05%, 03/01/34	779	1,013,971
6.25%, 03/01/39	150	202,121
PacifiCorp
4.10%, 02/01/42	350	369,033
5.75%, 04/01/37	150	192,777
6.10%, 08/01/36	100	133,969
Peco Energy Co.
5.95%, 10/01/36	100	134,641
Potomac Electric Power Co.
6.50%, 11/15/37	200	291,118
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	325	411,261
Progress Energy Inc.
7.00%, 10/30/31	200	265,025
7.75%, 03/01/31	100	140,292
PSEG Power LLC
8.63%, 04/15/31	250	372,198
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	375	390,331
5.80%, 05/01/37	250	330,502
Puget Sound Energy Inc.
5.48%, 06/01/35	50	62,298
5.64%, 04/15/41 (Call 10/15/40)	480	628,304
5.76%, 07/15/40	50	65,771
5.80%, 03/15/40	25	32,961
6.27%, 03/15/37	50	68,613
6.72%, 06/15/36	50	71,711
7.02%, 12/01/27	50	67,881
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	169,209
4.50%, 08/15/40	300	347,644
5.35%, 05/15/35	100	127,144
5.35%, 05/15/40	75	97,606
6.13%, 09/15/37	100	140,334
South Carolina Electric & Gas Co.
5.45%, 02/01/41 (Call 08/01/40)	250	308,944
6.05%, 01/15/38	443	586,884
Southern California Edison Co.
5.63%, 02/01/36	75	96,769
6.00%, 01/15/34	325	436,147
6.05%, 03/15/39	100	138,431
Series 05-B
5.55%, 01/15/36	50	63,919

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series 05-E
5.35%, 07/15/35	$75	$94,243
Series 06-E
5.55%, 01/15/37	75	96,439
Series 08-A
5.95%, 02/01/38	904	1,227,813
Southern Power Co.
5.15%, 09/15/41	300	345,117
Southwestern Electric Power Co.
6.20%, 03/15/40	200	255,333
Southwestern Public Service Co.
6.00%, 10/01/36	50	63,552
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	300	313,983
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	375	402,508
TransAlta Corp.
6.50%, 03/15/40	100	102,842
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	300	308,562
Virginia Electric and Power Co.
8.88%, 11/15/38	325	572,213
Series A
6.00%, 05/15/37	175	234,585
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	375	404,012
Wisconsin Electric Power Co.
5.70%, 12/01/36	150	193,481
Wisconsin Power & Light Co.
6.38%, 08/15/37	350	494,240
Xcel Energy Inc.
6.50%, 07/01/36	50	68,584

		43,050,544
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	130	171,765

		171,765
ELECTRONICS — 0.69%
Honeywell International Inc.
5.38%, 03/01/41	450	587,016
5.70%, 03/15/36	150	199,357
5.70%, 03/15/37	640	860,075
Koninklijke Philips Electronics NV
5.00%, 03/15/42	100	115,443
6.88%, 03/11/38	300	413,104
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	750	771,902

		2,946,897
ENGINEERING & CONSTRUCTION — 0.12%
Odebrecht Finance Ltd.
6.00%, 04/05/23[a]	200	230,000
7.13%, 06/26/42 (Call 12/26/41)[a]	250	289,375

		519,375
ENVIRONMENTAL CONTROL — 0.53%
Republic Services Inc.
4.75%, 05/15/23	250	287,620

Security	Principal (000s)	Value

5.70%, 05/15/41 (Call 11/15/40)	$200	$241,580
6.09%, 03/15/35	50	61,971
6.20%, 03/01/40	25	32,006
Waste Management Inc.
6.13%, 11/30/39	105	134,035
7.00%, 07/15/28	100	136,842
7.10%, 08/01/26	125	170,134
7.75%, 05/15/32	825	1,183,620

		2,247,808
FOOD — 1.87%
Cargill Inc.
6.63%, 09/15/37[a]	300	410,770
ConAgra Foods Inc.
8.25%, 09/15/30	300	418,772
Delhaize America LLC
9.00%, 04/15/31	100	124,200
Delhaize Group SA
5.70%, 10/01/40	150	140,289
General Mills Inc.
5.40%, 06/15/40	150	188,063
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	275	384,237
Hershey Co. (The)
7.20%, 08/15/27	75	106,598
Kellogg Co. Series B
7.45%, 04/01/31	150	209,711
Kraft Foods Group Inc.
5.00%, 06/04/42[a]	500	560,897
6.50%, 02/09/40[a]	750	992,420
6.88%, 01/26/39[a]	691	936,429
Kraft Foods Inc.
6.50%, 11/01/31	325	418,355
6.50%, 02/09/40	350	473,390
6.88%, 02/01/38	35	48,097
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	40	45,381
6.90%, 04/15/38	425	564,970
7.50%, 04/01/31	125	164,174
Ralcorp Holdings Inc.
6.63%, 08/15/39	150	178,932
Safeway Inc.
7.25%, 02/01/31	150	165,438
Sysco Corp.
5.38%, 09/21/35	200	249,850
Tesco PLC
6.15%, 11/15/37[a]	300	387,679
Unilever Capital Corp.
5.90%, 11/15/32	600	839,657

		8,008,309
FOREST PRODUCTS & PAPER — 0.42%
Georgia-Pacific LLC
7.75%, 11/15/29	480	660,752
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	485	590,340
7.30%, 11/15/39	50	68,785
8.70%, 06/15/38	125	191,770
Westvaco Corp.
7.95%, 02/15/31	100	131,526
8.20%, 01/15/30	125	166,801

		1,809,974

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

GAS — 0.70%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	$200	$265,622
6.00%, 10/01/34	150	197,045
Boston Gas Co.
4.49%, 02/15/42[a]	375	402,220
KeySpan Corp.
8.00%, 11/15/30	250	347,749
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	300	392,581
Nakilat Inc.
6.07%, 12/31/33[a]	400	490,000
Sempra Energy
6.00%, 10/15/39	380	491,703
Southern California Gas Co. Series KK
5.75%, 11/15/35	100	129,860
Southern Union Co.
7.60%, 02/01/24	200	256,829

		2,973,609
HEALTH CARE — PRODUCTS — 0.40%
Baxter International Inc.
3.65%, 08/15/42	400	399,263
Boston Scientific Corp.
7.38%, 01/15/40	290	403,112
Covidien International Finance SA
6.55%, 10/15/37	350	499,606
Medtronic Inc.
5.55%, 03/15/40	300	398,553

		1,700,534
HEALTH CARE — SERVICES — 1.74%
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	775	815,055
6.75%, 12/15/37	64	88,382
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	350	407,821
5.88%, 03/15/41 (Call 09/15/40)	263	323,917
Kaiser Foundation Hospitals
4.88%, 04/01/42	150	171,117
Quest Diagnostics Inc.
6.95%, 07/01/37	300	390,905
Roche Holdings Inc.
7.00%, 03/01/39[a]	490	744,555
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	300	327,363
5.80%, 03/15/36	490	602,358
5.95%, 02/15/41 (Call 08/15/40)	450	573,220
6.88%, 02/15/38	810	1,130,494
WellPoint Inc.
3.30%, 01/15/23	250	257,205
4.63%, 05/15/42	1,100	1,148,055
5.80%, 08/15/40	75	89,538
5.85%, 01/15/36	30	36,072
6.38%, 06/15/37	250	319,632

		7,425,689

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.38%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	$50	$71,882
Temasek Financial I Ltd.
2.38%, 01/23/23[a]	1,000	993,648
3.38%, 07/23/42[a]	250	244,710
Votorantim Cimentos SA
7.25%, 04/05/41[a]	300	329,250

		1,639,490
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
5.30%, 03/01/41	25	32,814
6.63%, 08/01/37	220	323,934

		356,748
INSURANCE — 5.30%
Aflac Inc.
6.45%, 08/15/40	300	373,761
AIG Sunamerica Global Financing X
6.90%, 03/15/32[a]	50	66,994
Allstate Corp. (The)
5.20%, 01/15/42	250	298,883
5.55%, 05/09/35	500	614,876
5.95%, 04/01/36	325	422,856
6.90%, 05/15/38	61	87,329
American International Group Inc.
6.25%, 05/01/36	880	1,125,465
8.18%, 05/15/68 (Call 05/15/38)[b]	1,560	1,950,000
Aon Corp.
8.21%, 01/01/27	300	379,746
AXA SA
8.60%, 12/15/30	780	970,683
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	475	592,574
Chubb Corp. (The)
6.00%, 05/11/37	625	823,435
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	200	229,065
GE Global Insurance Holding Corp.
7.00%, 02/15/26	200	250,558
Genworth Financial Inc.
6.50%, 06/15/34	75	73,687
Hartford Financial Services Group Inc.
5.95%, 10/15/36	150	166,144
6.10%, 10/01/41	200	233,724
6.63%, 03/30/40	50	62,378
Liberty Mutual Group Inc.
6.50%, 03/15/35[a]	375	410,535
Lincoln National Corp.
6.15%, 04/07/36	25	28,970
7.00%, 06/15/40	350	448,406
Loews Corp.
6.00%, 02/01/35	150	180,385
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	100	118,512
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[a]	350	538,017
MetLife Inc.
4.13%, 08/13/42	250	249,350
5.70%, 06/15/35	1,100	1,357,202

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.88%, 02/06/41	$500	$634,610
6.40%, 12/15/66 (Call 12/15/31)	450	478,065
6.50%, 12/15/32	326	427,391
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	250	359,804
New York Life Insurance Co.
5.88%, 05/15/33[a]	500	614,925
6.75%, 11/15/39[a]	400	564,423
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40[a]	450	590,754
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	445	632,699
Principal Financial Group Inc.
6.05%, 10/15/36	150	185,307
Progressive Corp. (The)
6.25%, 12/01/32	290	379,688
Prudential Financial Inc.
5.40%, 06/13/35	165	181,184
5.90%, 03/17/36	500	585,122
6.20%, 11/15/40	100	122,123
Series D
6.63%, 12/01/37	1,350	1,708,698
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[a]	890	1,230,958
Travelers Companies Inc. (The)
5.35%, 11/01/40	200	251,830
6.25%, 06/15/37	443	598,702
6.75%, 06/20/36	150	214,279
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	197,861
Unum Group
5.75%, 08/15/42	200	216,852
Validus Holdings Ltd.
8.88%, 01/26/40	75	100,073
WR Berkley Corp.
6.25%, 02/15/37	150	174,039
XL Group PLC
6.25%, 05/15/27	75	89,661
6.38%, 11/15/24	50	60,362

		22,652,945
INTERNET — 0.09%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	375	365,451

		365,451
IRON & STEEL — 0.15%
Cliffs Natural Resources Inc.
6.25%, 10/01/40	250	239,197
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	75	84,087
6.40%, 12/01/37	150	205,371
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	110,722

		639,377
MACHINERY — 0.70%
Caterpillar Inc.
3.80%, 08/15/42[a]	565	566,279
5.20%, 05/27/41	850	1,049,100
6.05%, 08/15/36	75	101,202

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$650	$671,827
5.38%, 10/16/29	75	97,621
7.13%, 03/03/31	100	144,465
8.10%, 05/15/30	50	77,067
Rockwell Automation Inc.
6.25%, 12/01/37	100	139,507
6.70%, 01/15/28	100	132,559

		2,979,627
MANUFACTURING — 0.38%
3M Co.
5.70%, 03/15/37	375	526,854
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	200	258,793
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	200	208,564
4.88%, 09/15/41 (Call 03/15/41)	200	238,995
Parker Hannifin Corp. Series A
6.25%, 05/15/38	150	209,903
Turlock Corp.
4.00%, 11/02/32[a]	200	203,587

		1,646,696
MEDIA — 6.43%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	500	524,864
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	582	871,188
Comcast Corp.
6.40%, 03/01/40	75	98,091
6.45%, 03/15/37	1,180	1,532,243
6.95%, 08/15/37	900	1,221,655
7.05%, 03/15/33	200	271,917
COX Communications Inc.
8.38%, 03/01/39[a]	1,275	1,940,553
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	500	502,223
6.00%, 08/15/40 (Call 05/15/40)	175	190,782
6.35%, 03/15/40	250	285,634
6.38%, 03/01/41	475	549,301
Discovery Communications LLC
6.35%, 06/01/40	300	383,104
Grupo Televisa SAB
6.63%, 03/18/25	100	131,264
6.63%, 01/15/40	325	420,911
Historic TW Inc.
6.63%, 05/15/29	500	645,021
NBCUniversal Media LLC
5.95%, 04/01/41	330	403,723
6.40%, 04/30/40	1,025	1,314,491
News America Inc.
6.15%, 02/15/41	1,075	1,352,637
6.20%, 12/15/34	200	244,332
6.40%, 12/15/35	350	437,737
6.55%, 03/15/33	75	91,223
6.65%, 11/15/37	480	617,467
6.90%, 08/15/39	100	133,442
7.70%, 10/30/25	550	741,798
7.85%, 03/01/39	75	107,036
8.15%, 10/17/36	75	103,878
8.88%, 04/26/23	50	66,974

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

TCI Communications Inc.
7.13%, 02/15/28	$100	$133,679
7.88%, 02/15/26	200	287,686
Thomson Reuters Corp.
5.50%, 08/15/35	150	176,635
5.85%, 04/15/40	100	124,039
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	150	166,769
5.88%, 11/15/40 (Call 05/15/40)	1,550	1,794,300
6.75%, 06/15/39	700	893,569
Time Warner Entertainment Co. LP
8.38%, 03/15/23	400	571,539
8.38%, 07/15/33	352	513,120
Time Warner Inc.
6.10%, 07/15/40	225	277,048
6.25%, 03/29/41	650	816,358
6.50%, 11/15/36	350	439,959
6.95%, 01/15/28	100	131,327
7.57%, 02/01/24	100	133,300
7.63%, 04/15/31	1,820	2,497,431
Viacom Inc.
4.50%, 02/27/42	100	99,994
6.75%, 10/05/37	75	99,257
6.88%, 04/30/36	1,175	1,605,703
7.88%, 07/30/30	350	489,084
Walt Disney Co. (The)
4.38%, 08/16/41	300	346,680
7.00%, 03/01/32	475	702,869

		27,483,835
MINING — 2.58%
Alcoa Inc.
5.90%, 02/01/27	200	210,481
5.95%, 02/01/37	280	283,572
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	375	434,057
Barrick Gold Corp.
5.25%, 04/01/42	400	448,559
Barrick North America Finance LLC
5.70%, 05/30/41	350	407,079
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	1,000	1,071,740
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	200	209,040
6.25%, 10/01/39	480	581,021
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	103,507
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	925	1,098,361
7.13%, 07/15/28	410	558,259
Southern Copper Corp.
5.25%, 11/08/42	250	244,817
6.75%, 04/16/40	250	294,320
7.50%, 07/27/35	400	502,839
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	1,000	1,006,192
6.00%, 08/15/40 (Call 02/15/40)	400	444,130
6.25%, 07/15/41 (Call 01/15/41)	320	365,012
Vale Inco Ltd.
7.20%, 09/15/32	50	62,329
Vale Overseas Ltd.
6.88%, 11/21/36	1,190	1,472,587

Security	Principal (000s)	Value

6.88%, 11/10/39	$450	$569,366
8.25%, 01/17/34	237	322,941
Xstrata Canada Financial Corp.
6.00%, 11/15/41[a]	325	352,871

		11,043,080
MULTI-NATIONAL — 0.43%
European Investment Bank
4.88%, 02/15/36	350	422,238
International Bank for Reconstruction and Development
7.63%, 01/19/23	947	1,425,500

		1,847,738
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
5.25%, 01/15/37	200	204,499
Xerox Corp.
6.75%, 12/15/39	150	181,795

		386,294
OIL & GAS — 7.52%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	129,110
8.13%, 09/15/30	75	104,142
Anadarko Finance Co.
7.50%, 05/01/31	80	106,909
Anadarko Petroleum Corp.
6.20%, 03/15/40	450	556,344
6.45%, 09/15/36	1,090	1,368,569
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	600	656,915
5.10%, 09/01/40 (Call 03/01/40)	185	213,115
6.00%, 01/15/37	1,031	1,321,689
BG Energy Capital PLC
5.13%, 10/15/41[a]	400	470,495
Burlington Resources Finance Co.
7.20%, 08/15/31	400	568,013
Canadian Natural Resources Ltd.
6.25%, 03/15/38	800	1,040,435
6.75%, 02/01/39	250	343,646
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	260,106
6.75%, 11/15/39	415	554,358
CNOOC Finance 2011 Ltd.
5.75%, 01/26/41[a]	200	255,974
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[a]	250	294,434
ConocoPhillips
5.90%, 10/15/32	100	130,081
5.90%, 05/15/38	400	529,906
6.50%, 02/01/39	355	504,723
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	129,980
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,392	1,971,149
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,100	1,183,398
5.60%, 07/15/41 (Call 01/15/41)	50	60,172
7.95%, 04/15/32	100	146,947

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Devon Financing Corp. ULC
7.88%, 09/30/31	$297	$433,512
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	500	528,826
6.50%, 08/15/34	170	208,153
6.50%, 02/01/38	330	409,162
7.20%, 11/01/31	75	96,758
Eni USA Inc.
7.30%, 11/15/27	250	344,592
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	200	203,049
Global Marine Inc.
7.00%, 06/01/28	100	112,155
Hess Corp.
5.60%, 02/15/41	875	1,029,394
7.13%, 03/15/33	450	606,717
7.30%, 08/15/31	25	34,132
Marathon Oil Corp.
6.60%, 10/01/37	325	436,522
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	300	372,883
Motiva Enterprises LLC
6.85%, 01/15/40[a]	300	416,294
Murphy Oil Corp.
7.05%, 05/01/29	100	121,870
Nexen Inc.
6.40%, 05/15/37	134	171,744
7.50%, 07/30/39	200	288,550
7.88%, 03/15/32	400	568,171
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	600	720,144
8.00%, 04/01/27	100	141,168
Noble Holding International Ltd.
5.25%, 03/15/42	250	271,309
6.20%, 08/01/40	30	36,444
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	500	517,407
Petro-Canada
5.35%, 07/15/33	100	113,662
6.80%, 05/15/38	95	128,081
7.88%, 06/15/26	100	144,347
Phillips 66
5.88%, 05/01/42[a]	515	619,296
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	326,827
Shell International Finance BV
5.50%, 03/25/40	350	457,677
6.38%, 12/15/38	1,217	1,747,566
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[a]	250	292,943
Statoil ASA
5.10%, 08/17/40	950	1,171,627
6.50%, 12/01/28[a]	100	137,993
6.80%, 01/15/28	75	104,935
7.15%, 01/15/29	100	143,261
7.75%, 06/15/23	50	70,992
Suncor Energy Inc.
5.95%, 12/01/34	150	183,997
6.50%, 06/15/38	1,075	1,421,139
6.85%, 06/01/39	75	102,842
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	300	351,912
Talisman Energy Inc.
6.25%, 02/01/38	275	331,035

Security	Principal (000s)	Value

7.25%, 10/15/27	$200	$262,823
Tosco Corp.
7.80%, 01/01/27	100	148,510
8.13%, 02/15/30	200	300,546
Total Capital International SA
2.70%, 01/25/23	200	204,718
Transocean Inc.
6.80%, 03/15/38	505	610,579
7.50%, 04/15/31	300	373,182
Valero Energy Corp.
6.63%, 06/15/37	317	384,728
7.50%, 04/15/32	700	906,122
XTO Energy Inc.
6.75%, 08/01/37	100	157,892

		32,168,798
OIL & GAS SERVICES — 0.82%
Baker Hughes Inc.
5.13%, 09/15/40	1,005	1,230,231
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	300	336,877
7.45%, 09/15/39	600	906,496
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	350	352,868
6.50%, 08/01/36	350	370,096
6.75%, 09/15/40	75	81,053
7.00%, 03/15/38	200	220,540

		3,498,161
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	150	172,031

		172,031
PHARMACEUTICALS — 3.69%
Abbott Laboratories
5.30%, 05/27/40	525	696,535
6.00%, 04/01/39	800	1,128,218
AbbVie Inc.
4.40%, 11/06/42[a]	75	79,527
AstraZeneca PLC
6.45%, 09/15/37	1,187	1,632,158
Bristol-Myers Squibb Co.
5.88%, 11/15/36	345	454,284
6.13%, 05/01/38	79	108,120
7.15%, 06/15/23	250	351,466
Eli Lilly and Co.
5.50%, 03/15/27	200	256,205
5.55%, 03/15/37	925	1,181,849
6.77%, 01/01/36	50	71,992
Express Scripts Holding Co.
6.13%, 11/15/41[a]	375	481,025
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	250	307,655
6.38%, 05/15/38	787	1,104,300
Johnson & Johnson
4.50%, 09/01/40	75	89,737
4.95%, 05/15/33	150	185,569
5.95%, 08/15/37	1,000	1,404,861

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Mead Johnson Nutrition Co.
5.90%, 11/01/39	$100	$123,699
Merck & Co. Inc.
6.40%, 03/01/28	100	140,581
Pfizer Inc.
7.20%, 03/15/39	1,223	1,904,677
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	840	1,225,212
6.55%, 09/15/37	655	943,798
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	400	534,408
Watson Pharmaceuticals Inc.
4.63%, 10/01/42 (Call 04/01/42)	250	263,885
Wyeth LLC
5.95%, 04/01/37	380	509,648
6.00%, 02/15/36	300	401,125
6.45%, 02/01/24	150	206,376

		15,786,910

PIPELINES — 3.28%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	30	38,474
DCP Midstream LLC
8.13%, 08/16/30	250	325,632
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	375	508,952
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	224,996
Series B
7.50%, 04/15/38	500	683,902
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	122,406
6.50%, 02/01/42 (Call 08/01/41)	625	730,722
6.63%, 10/15/36	250	296,824
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	250	247,117
4.85%, 08/15/42 (Call 02/15/42)	150	156,279
5.70%, 02/15/42	650	750,336
5.95%, 02/01/41	275	321,640
6.13%, 10/15/39	60	72,859
7.55%, 04/15/38	100	136,056
Series D
6.88%, 03/01/33	100	126,214
Series H
6.65%, 10/15/34	100	124,869
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	1,023,199
3.95%, 09/01/22 (Call 06/01/22)	100	106,635
5.00%, 08/15/42 (Call 02/15/42)	250	255,805
5.80%, 03/15/35	150	171,493
6.38%, 03/01/41	400	493,235
6.95%, 01/15/38	942	1,196,630
7.40%, 03/15/31	100	129,377
7.75%, 03/15/32	100	135,583
ONEOK Inc.
6.00%, 06/15/35	150	177,150
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	475	576,642
6.65%, 10/01/36	100	124,597
6.85%, 10/15/37	50	64,007
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	150	171,012
6.65%, 01/15/37	75	99,378

Security	Principal (000s)	Value

Spectra Energy Capital LLC
7.50%, 09/15/38	$100	$139,866
Texas Eastern Transmission LP
7.00%, 07/15/32	100	135,685
TransCanada PipeLines Ltd.
5.60%, 03/31/34	100	123,788
5.85%, 03/15/36	100	130,376
6.10%, 06/01/40	25	33,451
6.20%, 10/15/37	400	533,954
7.25%, 08/15/38	150	220,240
7.63%, 01/15/39	700	1,067,459
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)[a]	375	392,751
Williams Companies Inc. (The)
8.75%, 03/15/32	803	1,094,124
Williams Partners LP
6.30%, 04/15/40	450	552,976

		14,016,691

REAL ESTATE INVESTMENT TRUSTS — 0.47%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	1,000	1,063,017
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	75	85,889
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	100	129,188
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	150	147,579
6.50%, 03/15/41 (Call 09/15/40)	100	119,303
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	350	481,660

		2,026,636

RETAIL — 4.19%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	400	493,896
6.13%, 09/15/39	225	288,212
6.25%, 06/01/27	250	333,846
CVS Pass-Through Trust
6.04%, 12/10/28	1,561	1,842,673
6.94%, 01/10/30	89	114,081
Darden Restaurants Inc.
6.80%, 10/15/37	80	101,840
Home Depot Inc. (The)
5.40%, 09/15/40 (Call 03/15/40)	100	126,696
5.88%, 12/16/36	435	577,223
5.95%, 04/01/41 (Call 10/01/40)	1,300	1,773,780
Kohl’s Corp.
6.88%, 12/15/37	150	199,326
Lowe’s Companies Inc.
5.50%, 10/15/35	100	121,650
5.80%, 10/15/36	75	95,223
5.80%, 04/15/40 (Call 10/15/39)	710	915,725
6.50%, 03/15/29	100	129,690
6.88%, 02/15/28	50	66,382
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	500	493,993
4.30%, 02/15/43 (Call 08/15/42)	250	242,199
6.38%, 03/15/37	250	307,727
6.65%, 07/15/24	350	435,974
McDonald’s Corp.
6.30%, 10/15/37	200	280,360
6.30%, 03/01/38	350	494,068

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Nordstrom Inc.
6.95%, 03/15/28	$100	$131,573
7.00%, 01/15/38	100	144,388
Target Corp.
4.00%, 07/01/42	750	771,084
6.50%, 10/15/37	300	422,215
7.00%, 07/15/31	100	137,492
7.00%, 01/15/38	550	812,171
Wal-Mart Stores Inc.
5.00%, 10/25/40	100	122,095
5.25%, 09/01/35	1,800	2,223,169
5.63%, 04/15/41	100	132,987
5.88%, 04/05/27	250	338,960
6.20%, 04/15/38	1,325	1,834,251
6.50%, 08/15/37	544	774,590
6.75%, 10/15/23	50	69,603
7.55%, 02/15/30	300	448,421
Yum! Brands Inc.
6.88%, 11/15/37	100	140,126

		17,937,689
SEMICONDUCTORS — 0.16%
Applied Materials Inc.
5.85%, 06/15/41	250	311,423
Intel Corp.
4.80%, 10/01/41	350	388,650

		700,073
SOFTWARE — 0.79%
Microsoft Corp.
4.50%, 10/01/40	300	340,895
5.20%, 06/01/39	75	93,745
5.30%, 02/08/41	250	318,581
Oracle Corp.
5.38%, 07/15/40	975	1,232,237
6.13%, 07/08/39	920	1,247,511
6.50%, 04/15/38	100	140,813

		3,373,782
TELECOMMUNICATIONS — 7.44%
Alltel Corp.
7.88%, 07/01/32	250	393,965
America Movil SAB de CV
4.38%, 07/16/42	400	415,245
6.13%, 03/30/40	800	1,050,388
6.38%, 03/01/35	475	627,475
AT&T Corp.
6.50%, 03/15/29	50	62,175
8.00%, 11/15/31	1,400	2,178,795
AT&T Inc.
5.35%, 09/01/40	1,450	1,687,375
5.55%, 08/15/41	720	863,471
6.15%, 09/15/34	300	378,437
6.30%, 01/15/38	551	707,147
6.45%, 06/15/34	250	323,310
6.50%, 09/01/37	355	464,740
6.55%, 02/15/39	950	1,263,868
6.80%, 05/15/36	350	472,710

Security	Principal (000s)	Value

AT&T Mobility LLC
7.13%, 12/15/31	$200	$273,230
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,075	1,437,586
BellSouth Corp.
6.00%, 11/15/34	250	285,251
6.88%, 10/15/31	150	185,337
British Telecommunications PLC
9.63%, 12/15/30	1,025	1,646,256
Cisco Systems Inc.
5.50%, 01/15/40	825	1,051,156
5.90%, 02/15/39	444	585,358
Corning Inc.
4.70%, 03/15/37	75	80,194
5.75%, 08/15/40	40	48,301
7.25%, 08/15/36 (Call 08/15/26)	100	129,002
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	1,000	1,075,942
8.75%, 06/15/30	519	781,152
9.25%, 06/01/32	100	160,492
France Telecom SA
5.38%, 01/13/42	250	289,777
8.50%, 03/01/31	670	993,374
Harris Corp.
6.15%, 12/15/40	100	119,112
Juniper Networks Inc.
5.95%, 03/15/41	625	736,612
Motorola Solutions Inc.
6.63%, 11/15/37	9	10,515
7.50%, 05/15/25	150	194,931
New Cingular Wireless Services Inc.
8.75%, 03/01/31	325	538,846
Pacific Bell Telephone Co.
7.38%, 07/15/43 (Call 07/15/13)	50	52,797
Qtel International Finance Ltd.
5.00%, 10/19/25[a]	200	223,500
Qwest Corp.
6.88%, 09/15/33 (Call 12/31/12)	325	325,000
7.13%, 11/15/43 (Call 11/15/13)	100	103,000
Rogers Communications Inc.
7.50%, 08/15/38	200	290,420
Royal KPN NV
8.38%, 10/01/30	175	235,557
Telecom Italia Capital SA
6.00%, 09/30/34	250	230,625
6.38%, 11/15/33	300	289,500
7.20%, 07/18/36	485	492,275
7.72%, 06/04/38	26	27,235
Telefonica Emisiones SAU
7.05%, 06/20/36	850	869,125
Telefonica Europe BV
8.25%, 09/15/30	137	153,782
United States Cellular Corp.
6.70%, 12/15/33	150	160,765
Verizon Communications Inc.
4.75%, 11/01/41	400	457,105
5.85%, 09/15/35	375	474,121
6.00%, 04/01/41	300	397,408
6.40%, 02/15/38	450	609,863
6.90%, 04/15/38	400	569,899
7.35%, 04/01/39	200	301,462
7.75%, 12/01/30	1,717	2,525,872

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Verizon Florida LLC Series E
6.86%, 02/01/28	$100	$122,728
Verizon Global Funding Corp.
7.75%, 06/15/32	100	148,897
Verizon Maryland Inc. Series B
5.13%, 06/15/33	50	53,187
Verizon New England Inc.
7.88%, 11/15/29	100	134,116
Verizon New York Inc. Series B
7.38%, 04/01/32	100	131,578
Vodafone Group PLC
6.15%, 02/27/37	330	443,153
6.25%, 11/30/32	50	66,289
7.88%, 02/15/30	294	430,419

		31,831,203
TEXTILES — 0.03%
Cintas Corp. No. 2
6.15%, 08/15/36	100	124,900

		124,900

TOYS, GAMES & HOBBIES — 0.10%
Hasbro Inc.
6.35%, 03/15/40	200	252,963
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	150	171,659

		424,622
TRANSPORTATION — 2.19%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	750	806,297
5.40%, 06/01/41 (Call 12/01/40)	250	303,843
5.75%, 05/01/40 (Call 11/01/39)	500	629,250
6.15%, 05/01/37	150	197,976
6.20%, 08/15/36	100	130,005
Canadian National Railway Co.
6.20%, 06/01/36	230	318,820
6.25%, 08/01/34	50	68,971
6.38%, 11/15/37	58	83,249
6.90%, 07/15/28	50	70,014
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	400	440,682
7.13%, 10/15/31	250	331,285
Con–way Inc.
6.70%, 05/01/34	100	107,862
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	250	272,923
5.50%, 04/15/41 (Call 10/15/40)	70	84,997
6.00%, 10/01/36	200	250,704
6.22%, 04/30/40	425	555,602
FedEx Corp.
3.88%, 08/01/42	250	251,531
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[a]	250	309,375
Norfolk Southern Corp.
2.90%, 02/15/23[a]	378	385,117
4.84%, 10/01/41	393	448,219
5.59%, 05/17/25	100	124,546

Security	Principal (000s)	Value

5.64%, 05/17/29	$100	$125,156
6.00%, 05/23/2111	350	429,623
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	400	456,076
4.30%, 06/15/42 (Call 12/15/41)	600	648,041
6.63%, 02/01/29	267	366,468
United Parcel Service Inc.
6.20%, 01/15/38	727	1,009,175
8.38%, 04/01/30[c]	100	153,099

		9,358,906
WATER — 0.14%
American Water Capital Corp.
6.59%, 10/15/37	200	261,519
United Utilities PLC
6.88%, 08/15/28	150	179,593
Veolia Environnement SA
6.75%, 06/01/38	150	179,268

		620,380

TOTAL CORPORATE BONDS & NOTES (Cost: $337,309,295)		358,728,129

FOREIGN AGENCY OBLIGATIONS[d] — 2.98%

BRAZIL — 0.39%
Petrobras International Finance Co.
6.75%, 01/27/41	775	980,004
6.88%, 01/20/40	550	698,300

		1,678,304
CANADA — 0.91%
British Columbia (Province of)
6.50%, 01/15/26	200	287,120
Hydro-Quebec
8.05%, 07/07/24	445	660,511
9.50%, 11/15/30	200	352,800
Quebec (Province of)
7.13%, 02/09/24	240	338,014
7.50%, 07/15/23	100	143,380
7.50%, 09/15/29	1,355	2,092,120

		3,873,945
CHILE — 0.21%
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[a]	400	402,002
6.15%, 10/24/36[a]	400	515,448

		917,450
INDONESIA — 0.09%
PT Pertamina (Persero) Tbk
6.00%, 05/03/42[a]	350	395,500

		395,500

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ITALY — 0.07%
Lombardy (Region of)
5.80%, 10/25/32	$350	$299,056

		299,056

MEXICO — 0.74%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,305	1,650,825
Petroleos Mexicanos
5.50%, 06/27/44	350	385,000
6.50%, 06/02/41	900	1,131,750

		3,167,575

RUSSIA — 0.31%
Gazprom OAO
7.29%, 08/16/37[a]	300	385,290
8.63%, 04/28/34[a]	450	645,381
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[a]	250	294,335

		1,325,006

SOUTH KOREA — 0.08%
Korea Gas Corp.
6.25%, 01/20/42[a]	250	341,944

		341,944

SUPRANATIONAL — 0.18%
Asian Development Bank
5.82%, 06/16/28	250	333,828
Inter-American Development Bank
3.88%, 10/28/41	390	429,665

		763,493

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $12,075,940)		12,762,273

FOREIGN GOVERNMENT OBLIGATIONS(d) — 10.65%

ARUBA — 0.06%
Aruba (Government of)
4.63%, 09/14/23[a]	250	249,500

		249,500

BRAZIL — 2.35%
Brazil (Federative Republic of)
2.63%, 01/05/23	900	910,350
7.13%, 01/20/37	1,455	2,255,250
8.25%, 01/20/34	1,450	2,457,750
8.75%, 02/04/25	425	696,575
8.88%, 04/15/24	500	812,500
10.13%, 05/15/27	1,086	2,000,955
11.00%, 08/17/40 (Call 08/17/15)	740	932,400

		10,065,780

Security	Principal (000s)	Value

COLOMBIA — 0.58%
Colombia (Republic of)
6.13%, 01/18/41	$650	$897,000
7.38%, 09/18/37	800	1,246,400
8.13%, 05/21/24	225	338,400

		2,481,800

INDONESIA — 0.78%
Indonesia (Republic of)
5.25%, 01/17/42[a]	1,250	1,467,188
7.75%, 01/17/38[a]	700	1,065,750
8.50%, 10/12/35[a]	500	806,250

		3,339,188

ISRAEL — 0.09%
Israel (State of)
4.00%, 06/30/22	350	379,050

		379,050

ITALY — 0.44%
Italy (Republic of)
5.38%, 06/15/33	862	849,535
6.88%, 09/27/23	900	1,040,400

		1,889,935

MEXICO — 1.65%
United Mexican States
4.75%, 03/08/44	1,000	1,143,500
5.75%, 10/12/2110	500	605,000
6.05%, 01/11/40	840	1,134,840
6.75%, 09/27/34	1,825	2,630,737
7.50%, 04/08/33	402	615,060
8.00%, 09/24/22	100	145,250
8.30%, 08/15/31	475	769,500

		7,043,887

PANAMA — 0.65%
Panama (Republic of)
6.70%, 01/26/36	600	855,600
7.13%, 01/29/26	700	997,500
9.38%, 04/01/29	550	939,125

		2,792,225

PERU — 0.81%
Peru (Republic of)
5.63%, 11/18/50	150	196,425
6.55%, 03/14/37	170	248,625
7.35%, 07/21/25	800	1,168,000
8.75%, 11/21/33	1,050	1,842,225

		3,455,275

POLAND — 0.18%
Poland (Republic of)
3.00%, 03/17/23	750	749,123

		749,123

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

QATAR — 0.19%
Qatar (Kingdom of)
5.75%, 01/20/42[a]	$200	$260,000
6.40%, 01/20/40[a]	400	560,000

		820,000
RUSSIA — 2.25%
Russian Federation (The)
5.63%, 04/04/42[a]	1,200	1,491,000
7.50%, 03/31/30[a,c]	5,623	7,147,904
12.75%, 06/24/28[a]	500	996,300

		9,635,204
SOUTH AFRICA — 0.27%
South Africa (Republic of)
4.67%, 01/17/24	1,000	1,135,500

		1,135,500
URUGUAY — 0.35%
Uruguay (Republic of)
7.63%, 03/21/36	500	774,500
8.00%, 11/18/22	500	728,750

		1,503,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $42,418,096)		45,539,717
Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.67%

MONEY MARKET FUNDS — 1.67%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	7,132,679	$7,132,679

		7,132,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,132,679)		7,132,679

TOTAL INVESTMENTS IN SECURITIES — 99.18%
(Cost: $398,936,010)		424,162,798
Other Assets, Less Liabilities — 0.82%		3,524,962

NET ASSETS — 100.00%		$427,687,760

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 87.91%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14[a]	$1,000	$1,087,700
WPP Finance UK
5.88%, 06/15/14[a]	3,290	3,505,426
8.00%, 09/15/14	7,778	8,637,178

		13,230,304
AEROSPACE & DEFENSE — 0.93%
Boeing Co. (The)
3.50%, 02/15/15	14,410	15,349,321
5.00%, 03/15/14	8,500	8,967,838
General Dynamics Corp.
1.38%, 01/15/15[a]	1,000	1,020,112
5.25%, 02/01/14	17,350	18,254,605
Raytheon Co.
1.40%, 12/15/14	11,650	11,861,942
United Technologies Corp.
1.20%, 06/01/15	9,150	9,257,876
4.88%, 05/01/15[a]	21,050	23,166,500

		87,878,194
AGRICULTURE — 0.65%
Altria Group Inc.
4.13%, 09/11/15	12,000	13,103,099
8.50%, 11/10/13[a]	15,990	17,150,211
Bunge Ltd. Finance Corp.
4.10%, 03/15/16[a]	3,000	3,210,996
5.35%, 04/15/14	6,200	6,520,973
Philip Morris International Inc.
6.88%, 03/17/14[a]	16,500	17,854,886
Reynolds American Inc.
1.05%, 10/30/15	3,400	3,412,353

		61,252,518
AIRLINES — 0.00%
Southwest Airlines Co.
5.25%, 10/01/14	120	127,875

		127,875
AUTO MANUFACTURERS — 0.27%
Daimler Finance North America LLC
6.50%, 11/15/13	22,015	23,217,486
PACCAR Inc.
6.88%, 02/15/14	2,120	2,275,459

		25,492,945

Security	Principal (000s)	Value

AUTO PARTS & EQUIPMENT — 0.13%
Johnson Controls Inc.
1.75%, 03/01/14[a]	$12,550	$12,713,352

		12,713,352
BANKS — 28.36%
Abbey National Treasury Services PLC
2.88%, 04/25/14[a]	3,000	3,042,193
3.88%, 11/10/14[b]	6,000	6,196,932
American Express Centurion Bank
0.88%, 11/13/15	2,000	2,001,843
Bank of America Corp.
1.50%, 10/09/15[a]	9,000	9,019,205
3.70%, 09/01/15	21,080	22,281,566
4.50%, 04/01/15	35,750	38,094,736
4.75%, 08/01/15	22,050	23,811,658
5.13%, 11/15/14	12,000	12,858,744
5.38%, 06/15/14[a]	200	212,528
7.38%, 05/15/14	41,778	45,392,288
Bank of Montreal
0.80%, 11/06/15	10,000	9,999,041
1.75%, 04/29/14[a]	14,125	14,362,505
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	6,000	5,999,431
1.20%, 02/20/15 (Call 01/20/15)	19,930	20,139,497
1.50%, 01/31/14	5,370	5,432,252
1.70%, 11/24/14 (Call 10/25/14)[a]	10,500	10,717,490
4.30%, 05/15/14[a]	22,560	23,767,152
4.75%, 12/15/14	110	118,532
Series G
4.95%, 03/15/15	140	153,407
Bank of Nova Scotia
0.75%, 10/09/15	16,000	15,966,949
1.85%, 01/12/15	9,000	9,212,320
2.05%, 10/07/15[a]	8,000	8,287,325
2.38%, 12/17/13	20,440	20,849,079
3.40%, 01/22/15[a]	32,790	34,615,710
Bank One Corp.
4.90%, 04/30/15	110	119,042
Barclays Bank PLC
2.38%, 01/13/14[a]	8,000	8,054,802
2.75%, 02/23/15[a]	18,400	19,044,164
3.90%, 04/07/15[a]	11,220	11,918,876
5.20%, 07/10/14[a]	30,254	32,234,754
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)[a]	17,330	17,649,109
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	11,460	11,459,561
4.66%, 10/09/15[a]	10,000	10,143,795
BNP Paribas SA
3.25%, 03/11/15[a]	35,480	36,967,693
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	8,650	8,680,643
1.45%, 09/13/13[a]	5,600	5,647,757
Capital One Financial Corp.
1.00%, 11/06/15	10,000	9,958,804
2.13%, 07/15/14[a]	12,009	12,225,408
2.15%, 03/23/15	9,250	9,476,683
7.38%, 05/23/14[a]	19,430	21,256,949

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

China Development Bank Corp.
4.75%, 10/08/14	$280	$298,145
Citigroup Inc.
2.25%, 08/07/15[a]	13,920	14,240,308
2.65%, 03/02/15[a]	7,324	7,547,146
4.70%, 05/29/15[a]	160	172,803
4.75%, 05/19/15	28,280	30,552,282
4.88%, 05/07/15	9,380	10,011,885
5.00%, 09/15/14	53,914	56,787,580
5.13%, 05/05/14	18,580	19,622,196
5.50%, 10/15/14	25,750	27,717,626
6.00%, 12/13/13	15,801	16,622,543
6.01%, 01/15/15	26,810	29,342,325
6.38%, 08/12/14	31,330	33,933,283
Comerica Bank Series AI
5.70%, 06/01/14	110	117,078
Comerica Inc.
3.00%, 09/16/15	6,000	6,325,540
4.80%, 05/01/15	100	107,128
Commonwealth Bank of Australia
1.25%, 09/18/15	12,000	12,091,368
1.95%, 03/16/15	24,865	25,357,017
Credit Suisse New York
2.20%, 01/14/14	12,150	12,291,152
3.50%, 03/23/15	30,000	31,727,847
5.50%, 05/01/14	30,132	32,121,891
Deutsche Bank AG London
3.45%, 03/30/15[a]	23,680	24,999,832
3.88%, 08/18/14[a]	8,435	8,875,258
Deutsche Bank Financial LLC
5.38%, 03/02/15[a]	5,190	5,535,521
Fifth Third Bank
4.75%, 02/01/15	2,465	2,647,534
First Tennessee Bank N.A.
5.05%, 01/15/15	5,080	5,359,672
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	18,500	19,278,597
3.70%, 08/01/15	39,074	41,203,690
5.00%, 10/01/14	14,260	15,198,588
5.13%, 01/15/15	26,805	28,813,117
5.15%, 01/15/14[a]	22,030	23,034,272
5.25%, 10/15/13	10,090	10,466,801
5.50%, 11/15/14[a]	18,220	19,673,594
6.00%, 05/01/14	19,561	20,875,182
HSBC Bank (USA) N.A.
4.63%, 04/01/14	13,210	13,716,623
HSBC USA Inc.
2.38%, 02/13/15	28,500	29,304,267
J.P. Morgan Chase & Co.
1.10%, 10/15/15[a]	16,000	15,966,936
1.65%, 09/30/13[a]	5,680	5,735,533
1.88%, 03/20/15[a]	27,250	27,683,006
2.05%, 01/24/14	17,360	17,636,872
3.40%, 06/24/15	31,000	32,738,261
3.70%, 01/20/15	29,330	30,952,385
4.65%, 06/01/14[a]	30,002	31,673,610
4.75%, 03/01/15	340	367,315
4.88%, 03/15/14	140	146,462
5.13%, 09/15/14	18,470	19,680,221
5.15%, 10/01/15	23,810	26,160,360
5.25%, 05/01/15	570	619,497

Security	Principal (000s)	Value

KeyBank N.A.
5.80%, 07/01/14	$6,250	$6,663,570
KeyCorp
3.75%, 08/13/15	13,385	14,298,805
KfW
0.63%, 04/24/15[a]	41,580	41,792,910
1.00%, 01/12/15	43,030	43,558,124
1.25%, 10/26/15[a]	25,000	25,553,900
1.38%, 01/13/14	51,000	51,594,971
1.50%, 04/04/14	51,340	52,125,913
2.63%, 03/03/15[a]	30,100	31,593,517
2.75%, 10/21/14	61,000	63,692,924
3.50%, 03/10/14	54,940	57,132,507
4.00%, 10/15/13	14,000	14,444,080
4.13%, 10/15/14	13,760	14,705,253
4.38%, 07/21/15	5,000	5,510,390
Landwirtschaftliche Rentenbank
3.13%, 07/15/15[a]	15,000	16,023,260
Mellon Capital IV Series 1
4.00%, 12/31/49 (Call 12/31/12)[a,c]	1,950	1,833,215
Mellon Funding Corp.
5.00%, 12/01/14	120	129,352
5.20%, 05/15/14	220	234,637
Morgan Stanley
2.88%, 01/24/14	18,120	18,422,511
2.88%, 07/28/14	4,070	4,154,405
4.00%, 07/24/15	5,000	5,213,922
4.10%, 01/26/15[a]	12,220	12,686,102
4.20%, 11/20/14[a]	26,750	27,853,358
4.75%, 04/01/14[a]	29,890	30,944,531
5.38%, 10/15/15[a]	13,640	14,769,921
6.00%, 05/13/14	36,217	38,356,108
6.00%, 04/28/15[a]	37,010	40,269,219
National Australia Bank Ltd. New York
1.60%, 08/07/15	15,000	15,248,324
2.00%, 03/09/15	19,000	19,415,635
National Bank of Canada
1.50%, 06/26/15	6,000	6,110,707
National City Corp.
4.90%, 01/15/15	70	75,451
Northern Trust Corp.
4.63%, 05/01/14	210	221,899
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	18,500	18,757,054
1.38%, 01/21/14	10,000	10,110,988
4.50%, 03/09/15	970	1,055,741
PNC Funding Corp.
3.00%, 05/19/14[d]	8,000	8,267,768
3.63%, 02/08/15[d]	17,904	19,028,650
5.40%, 06/10/14[d]	5,263	5,624,885
Rabobank Nederland
1.85%, 01/10/14[a]	17,780	18,004,906
2.13%, 10/13/15	17,000	17,503,307
Regions Financial Corp.
7.75%, 11/10/14[a]	8,882	9,792,405
Royal Bank of Canada
0.80%, 10/30/15	15,000	14,989,947
1.13%, 01/15/14	14,550	14,634,959
1.15%, 03/13/15[a]	9,280	9,369,491
1.45%, 10/30/14	18,015	18,287,956
2.10%, 07/29/13	2,350	2,376,165
Royal Bank of Scotland Group PLC

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.55%, 09/18/15	$25,000	$25,561,726
3.25%, 01/11/14	4,000	4,101,328
3.95%, 09/21/15	7,000	7,454,735
4.88%, 03/16/15	15,780	16,966,364
SouthTrust Corp.
5.80%, 06/15/14	1,150	1,231,293
State Street Corp.
4.30%, 05/30/14	5,000	5,279,039
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15[a]	9,000	9,064,394
Toronto-Dominion Bank (The)
1.38%, 07/14/14[a]	12,280	12,442,694
U.S. Bancorp
1.38%, 09/13/13 (Call 08/13/13)	7,850	7,904,181
2.45%, 07/27/15	11,956	12,497,972
2.88%, 11/20/14	5,150	5,384,010
4.20%, 05/15/14	17,690	18,624,227
UBS AG Stamford
2.25%, 01/28/14[a]	11,620	11,773,040
3.88%, 01/15/15	18,790	19,850,782
Union Bank N.A.
2.13%, 12/16/13	6,100	6,196,319
UnionBanCal Corp.
5.25%, 12/16/13	4,170	4,355,314
US Bank N.A.
3.78%, 04/29/20 (Call 04/29/15)[c]	5,000	5,290,269
4.80%, 04/15/15	1,240	1,349,466
4.95%, 10/30/14	11,990	12,861,285
6.30%, 02/04/14	8,960	9,523,891
Wachovia Corp./Wells Fargo & Co.
4.88%, 02/15/14	8,500	8,877,643
5.25%, 08/01/14	26,490	28,276,470
Wells Fargo & Co.
1.25%, 02/13/15[a]	21,750	21,928,084
1.50%, 07/01/15	14,000	14,205,607
3.63%, 04/15/15[a]	20,390	21,729,159
3.75%, 10/01/14[a]	26,795	28,305,177
4.63%, 04/15/14	2,130	2,230,398
4.95%, 10/16/13	10,750	11,132,700
5.00%, 11/15/14	6,000	6,463,353
Wells Fargo Bank N.A.
4.75%, 02/09/15	26,500	28,571,890
Westpac Banking Corp.
1.13%, 09/25/15[a]	23,000	23,096,647
1.85%, 12/09/13[a]	15,000	15,213,618
3.00%, 08/04/15	12,721	13,400,029
4.20%, 02/27/15	19,350	20,773,921
Zions BanCorp.
7.75%, 09/23/14[a]	2,080	2,288,000

		2,689,339,240
BEVERAGES — 2.41%
Anheuser-Busch Companies LLC
4.95%, 01/15/14	90	94,474
5.00%, 01/15/15[a]	110	119,645
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	10,000	10,038,072
1.50%, 07/14/14[a]	12,660	12,842,916
4.13%, 01/15/15[a]	28,450	30,546,907
5.38%, 11/15/14	20,250	22,063,844

Security	Principal (000s)	Value

Beam Inc.
6.38%, 06/15/14	$3,500	$3,797,714
Bottling Group LLC
6.95%, 03/15/14[a]	26,000	28,097,922
Coca-Cola Co. (The)
0.75%, 11/15/13	5,760	5,780,747
0.75%, 03/13/15	12,290	12,353,146
3.63%, 03/15/14	11,910	12,379,333
Coca-Cola Enterprises Inc.
1.13%, 11/12/13[a]	3,995	4,014,702
7.38%, 03/03/14	18,415	19,972,496
Diageo Capital PLC
7.38%, 01/15/14	17,500	18,823,495
Diageo Finance BV
3.25%, 01/15/15	900	947,801
5.30%, 10/28/15	4,120	4,661,672
PepsiAmericas Inc.
4.38%, 02/15/14[a]	140	146,248
4.88%, 01/15/15	100	108,395
PepsiCo Inc.
0.70%, 08/13/15	10,000	10,047,306
0.75%, 03/05/15[a]	19,750	19,850,495
0.80%, 08/25/14	2,350	2,361,255
0.88%, 10/25/13	600	603,017
3.10%, 01/15/15[a]	7,775	8,168,492
3.75%, 03/01/14	830	863,546

		228,683,640
BIOTECHNOLOGY — 0.62%
Amgen Inc.
1.88%, 11/15/14	18,760	19,186,620
4.85%, 11/18/14[a]	8,380	9,039,637
Genentech Inc.
4.75%, 07/15/15	15,800	17,406,036
Genzyme Corp.
3.63%, 06/15/15	3,000	3,214,669
Gilead Sciences Inc.
2.40%, 12/01/14	9,585	9,897,973
Life Technologies Corp.
4.40%, 03/01/15	70	74,597

		58,819,532
CHEMICALS — 1.09%
Airgas Inc.
4.50%, 09/15/14[a]	3,000	3,182,793
Albemarle Corp.
5.10%, 02/01/15	100	108,150
Dow Chemical Co. (The)
5.90%, 02/15/15	12,338	13,638,081
7.60%, 05/15/14[a]	23,570	25,800,578
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14[a]	14,215	14,438,064
3.25%, 01/15/15	8,060	8,500,354
4.75%, 03/15/15[a]	3,030	3,304,265
4.88%, 04/30/14[a]	1,130	1,198,203
5.88%, 01/15/14[a]	1,869	1,980,161
Ecolab Inc.
1.00%, 08/09/15	9,500	9,501,661
2.38%, 12/08/14[a]	6,980	7,185,285

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ICI Wilmington Inc.
5.63%, 12/01/13	$160	$167,095
Lubrizol Corp.
5.50%, 10/01/14	140	152,348
Potash Corp. of Saskatchewan Inc.
5.25%, 05/15/14[a]	7,160	7,623,157
Praxair Inc.
4.38%, 03/31/14[a]	1,615	1,695,619
5.25%, 11/15/14[a]	4,270	4,655,252
Sherwin-Williams Co. (The)
3.13%, 12/15/14	130	136,311

		103,267,377
COMMERCIAL SERVICES — 0.18%
Block Financial LLC
5.13%, 10/30/14[a]	590	624,928
Equifax Inc.
4.45%, 12/01/14	100	104,275
Stanford University
3.63%, 05/01/14	3,975	4,152,897
Western Union Co. (The)
6.50%, 02/26/14	10,000	10,699,298
Yale University
2.90%, 10/15/14	1,000	1,045,584

		16,626,982
COMPUTERS — 1.80%
Computer Sciences Corp.
2.50%, 09/15/15[a]	7,250	7,343,160
Dell Inc.
1.40%, 09/10/13[a]	6,890	6,931,926
2.10%, 04/01/14	6,950	7,069,370
2.30%, 09/10/15[a]	6,000	6,167,386
5.63%, 04/15/14	4,920	5,239,632
Hewlett-Packard Co.
1.55%, 05/30/14[a]	6,100	6,001,959
2.35%, 03/15/15[a]	12,450	12,320,030
2.63%, 12/09/14[a]	6,050	6,029,065
4.75%, 06/02/14[a]	23,460	24,197,949
6.13%, 03/01/14[a]	18,000	18,808,174
International Business Machines Corp.
0.55%, 02/06/15[a]	17,500	17,472,250
0.75%, 05/11/15[a]	7,000	7,021,481
0.88%, 10/31/14[a]	24,000	24,170,277
1.25%, 05/12/14[a]	15,000	15,183,357
6.50%, 10/15/13	6,700	7,055,683

		171,011,699
COSMETICS & PERSONAL CARE — 0.69%
Avon Products Inc.
5.63%, 03/01/14[a]	11,200	11,733,671
Colgate-Palmolive Co.
0.60%, 11/15/14[a]	6,900	6,919,857
1.25%, 05/01/14[a]	6,250	6,324,789
Procter & Gamble Co. (The)
0.70%, 08/15/14[a]	13,625	13,700,899
3.50%, 02/15/15[a]	13,270	14,089,740
4.95%, 08/15/14	11,820	12,732,740

		65,501,696

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
6.88%, 07/01/13[a]	$4,800	$4,961,866

		4,961,866
DIVERSIFIED FINANCIAL SERVICES — 8.84%
American Express Co.
7.25%, 05/20/14[a]	12,794	13,996,664
American Express Credit Corp.
1.75%, 06/12/15	10,850	11,087,551
2.75%, 09/15/15[a]	35,000	36,855,250
Series D
5.13%, 08/25/14	21,330	22,952,295
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	33,470	36,439,007
Boeing Capital Corp.
3.25%, 10/27/14[a]	3,000	3,156,140
Capital One Bank (USA) N.A.
5.13%, 02/15/14	160	168,280
Caterpillar Financial Services Corp.
1.05%, 03/26/15	10,500	10,615,150
1.10%, 05/29/15	3,000	3,037,584
1.13%, 12/15/14[a]	9,000	9,104,408
1.38%, 05/20/14	120	121,443
1.55%, 12/20/13	3,310	3,347,075
1.65%, 04/01/14	11,080	11,244,336
6.13%, 02/17/14	23,250	24,820,464
Series F
4.75%, 02/17/15	110	119,697
Charles Schwab Corp. (The)
4.95%, 06/01/14[a]	11,190	11,906,741
CME Group Inc.
5.75%, 02/15/14	12,860	13,637,794
Credit Suisse (USA) Inc.
4.88%, 01/15/15[a]	6,250	6,747,163
5.13%, 01/15/14	13,900	14,537,786
5.13%, 08/15/15[a]	9,748	10,798,287
Ford Motor Credit Co. LLC
2.75%, 05/15/15	15,000	15,292,800
3.88%, 01/15/15[a]	24,670	25,693,017
7.00%, 04/15/15	25,940	28,908,993
8.00%, 06/01/14[a]	12,500	13,635,631
8.70%, 10/01/14[a]	9,150	10,270,405
12.00%, 05/15/15	12,500	15,435,469
General Electric Capital Corp.
1.63%, 07/02/15	24,000	24,349,076
2.10%, 01/07/14	31,000	31,525,474
2.15%, 01/09/15[a]	30,000	30,765,521
2.25%, 11/09/15	10,000	10,339,499
3.50%, 06/29/15	5,000	5,310,276
4.75%, 09/15/14[a]	16,543	17,715,859
4.88%, 03/04/15	8,260	8,968,336
5.90%, 05/13/14	23,890	25,678,249
Series A
3.75%, 11/14/14	27,931	29,551,144
HSBC Finance Corp.
5.00%, 06/30/15	24,903	26,887,982
5.25%, 01/15/14[a]	3,000	3,141,825
5.25%, 04/15/15	240	260,171

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Jefferies Group Inc.
5.88%, 06/08/14[a]	$220	$231,550
John Deere Capital Corp.
0.70%, 09/04/15	7,000	7,020,398
0.88%, 04/17/15[a]	10,000	10,059,306
0.95%, 06/29/15	7,000	7,067,375
1.25%, 12/02/14	14,300	14,484,194
1.60%, 03/03/14[a]	6,470	6,556,337
2.95%, 03/09/15[a]	2,790	2,935,572
Lazard Group LLC
7.13%, 05/15/15	230	250,450
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	21,860	23,183,111
Series B
5.30%, 09/30/15	351	382,475
Series C
5.00%, 02/03/14[a]	11,105	11,587,640
5.00%, 01/15/15	19,659	20,952,847
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	220	229,921
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	13,485	13,550,618
4.75%, 03/01/14	240	252,531
Nomura Holdings Inc.
5.00%, 03/04/15[a]	22,675	24,002,032
ORIX Corp.
4.71%, 04/27/15	2,000	2,106,204
PACCAR Financial Corp.
0.75%, 08/14/15	5,000	5,023,657
1.05%, 06/05/15	5,000	5,013,209
1.55%, 09/29/14	9,000	9,146,580
SLM Corp.
3.88%, 09/10/15[a]	9,000	9,270,000
5.05%, 11/14/14	120	125,700
Series A
5.00%, 04/15/15[a]	440	464,200
5.38%, 05/15/14[a]	15,190	15,949,499
Swedish Export Credit Corp.
3.25%, 09/16/14[a]	23,500	24,645,846
Toyota Motor Credit Corp.
0.88%, 07/17/15	3,000	3,007,918
1.00%, 02/17/15	20,400	20,545,993
1.25%, 11/17/14[a]	8,500	8,607,216
3.20%, 06/17/15	21,615	22,962,230

		838,037,451
ELECTRIC — 3.19%
Alabama Power Co.
0.55%, 10/15/15	12,000	11,992,043
Alliant Energy Corp.
4.00%, 10/15/14	4,090	4,305,090
Ameren Corp.
8.88%, 05/15/14	6,000	6,597,722
Appalachian Power Co.
Series S
3.40%, 05/24/15[a]	350	365,493
Arizona Public Service Co.
4.65%, 05/15/15	100	107,885
5.80%, 06/30/14	4,130	4,426,380

Security	Principal (000s)	Value

Carolina Power & Light Co.
5.15%, 04/01/15[a]	$100	$110,469
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	170	177,964
Commonwealth Edison Co.
1.63%, 01/15/14	16,800	17,001,359
4.70%, 04/15/15	3,250	3,541,334
Consolidated Edison Co. of New York Inc.
5.55%, 04/01/14[a]	5,000	5,328,009
Dominion Resources Inc.
1.80%, 03/15/14	6,640	6,733,357
Series C
5.15%, 07/15/15[a]	6,193	6,876,372
Duke Energy Carolinas LLC
5.75%, 11/15/13	5,900	6,191,859
Duke Energy Corp.
3.35%, 04/01/15	2,460	2,605,102
6.30%, 02/01/14	18,800	19,997,618
Entergy Louisiana LLC
1.88%, 12/15/14	10,195	10,426,208
Exelon Corp.
4.90%, 06/15/15[a]	10,226	11,189,969
Exelon Generation Co. LLC
5.35%, 01/15/14[a]	10,965	11,514,568
FirstEnergy Solutions Corp.
4.80%, 02/15/15[a]	3,680	3,969,684
Florida Power Corp.
0.65%, 11/15/15	4,300	4,297,074
FPL Group Capital Inc.
2.55%, 11/15/13	944	960,583
Georgia Power Co.
0.75%, 08/10/15	10,150	10,176,135
Series 12D
0.63%, 11/15/15	10,000	10,006,348
Metropolitan Edison Co.
4.88%, 04/01/14	90	94,542
MidAmerican Energy Holdings Co.
4.65%, 10/01/14[a]	110	117,980
Series D
5.00%, 02/15/14	80	84,070
Monongahela Power Co. Inc.
7.95%, 12/15/13[b]	3,250	3,481,803
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	12,000	12,081,876
Nisource Finance Corp.
5.40%, 07/15/14	180	192,735
NSTAR Electric Co.
4.88%, 04/15/14	80	84,268
Oncor Electric Delivery Co.
6.38%, 01/15/15	12,175	13,403,672
Pacific Gas & Electric Co.
4.80%, 03/01/14	23,530	24,712,564
PPL Energy Supply LLC
5.40%, 08/15/14	420	446,722
Progress Energy Inc.
6.05%, 03/15/14	14,409	15,376,475
Public Service Co. of Colorado
Series 15
5.50%, 04/01/14	160	170,501
Public Service Electric & Gas Co.
2.70%, 05/01/15	5,000	5,230,191
5.00%, 08/15/14	60	64,311
Series G
0.85%, 08/15/14	17,450	17,538,127

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Scottish Power Ltd.
5.38%, 03/15/15[a]	$13,350	$14,160,368
Southern California Edison Co.
4.15%, 09/15/14	3,345	3,552,734
5.00%, 01/15/14	4,307	4,523,500
5.75%, 03/15/14	10,000	10,646,443
Series 04-F
4.65%, 04/01/15	120	130,736
Southern Co. (The)
4.15%, 05/15/14	4,000	4,199,369
TransAlta Corp.
4.75%, 01/15/15	2,500	2,640,854
5.75%, 12/15/13	7,417	7,752,339
Westar Energy Inc.
6.00%, 07/01/14	120	128,962
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,492	2,663,417

		302,377,184
ELECTRONICS — 0.28%
Amphenol Corp.
4.75%, 11/15/14[a]	150	160,255
Avnet Inc.
5.88%, 03/15/14[a]	5,500	5,765,909
Honeywell International Inc.
3.88%, 02/15/14	7,065	7,342,294
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	9,110	9,264,752
3.25%, 11/20/14	3,930	4,128,676

		26,661,886
ENVIRONMENTAL CONTROL — 0.14%
Waste Management Inc.
5.00%, 03/15/14	5,250	5,531,975
6.38%, 03/11/15	6,835	7,664,593

		13,196,568
FOOD — 1.25%
Campbell Soup Co.
3.38%, 08/15/14[a]	1,170	1,225,985
ConAgra Foods Inc.
1.35%, 09/10/15[a]	5,000	4,996,814
5.88%, 04/15/14	7,110	7,575,855
Delhaize Group SA
5.88%, 02/01/14	7,655	8,109,581
General Mills Inc.
1.55%, 05/16/14	1,800	1,823,421
5.20%, 03/17/15	9,600	10,576,076
H.J. Heinz Co.
5.35%, 07/15/13	4,790	4,929,322
Kellogg Co.
1.13%, 05/15/15	3,705	3,745,688
Kraft Foods Group Inc.
1.63%, 06/04/15[b]	21,050	21,520,969
Kraft Foods Inc.
6.75%, 02/19/14	1,760	1,888,706
Kroger Co. (The)
4.95%, 01/15/15	170	184,164
7.50%, 01/15/14	9,955	10,698,303

Security	Principal (000s)	Value

Nabisco Inc.
7.55%, 06/15/15[a]	$2,000	$2,331,808
Safeway Inc.
5.63%, 08/15/14[a]	100	106,564
6.25%, 03/15/14[a]	11,000	11,649,320
Sara Lee Corp.
2.75%, 09/15/15	7,000	7,237,394
Sysco Corp.
0.55%, 06/12/15	1,700	1,701,140
Unilever Capital Corp.
0.45%, 07/30/15	5,000	4,983,724
3.65%, 02/15/14[a]	13,000	13,499,206

		118,784,040
FOREST PRODUCTS & PAPER — 0.03%
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	110	120,360
Georgia-Pacific LLC
7.70%, 06/15/15	1,670	1,932,725
International Paper Co.
5.30%, 04/01/15[a]	490	531,076

		2,584,161
GAS — 0.22%
Atmos Energy Corp.
4.95%, 10/15/14	180	193,181
Consolidated Natural Gas Co.
Series A
5.00%, 12/01/14[a]	2,860	3,104,898
Sempra Energy
2.00%, 03/15/14[a]	13,685	13,903,591
8.90%, 11/15/13	3,000	3,229,264

		20,430,934
HEALTH CARE — PRODUCTS — 0.85%
Baxter International Inc.
4.00%, 03/01/14[a]	190	197,905
4.63%, 03/15/15[a]	5,150	5,617,596
Boston Scientific Corp.
4.50%, 01/15/15	9,710	10,342,740
5.45%, 06/15/14	10,000	10,610,915
CareFusion Corp.
5.13%, 08/01/14[a]	9,175	9,751,279
Covidien International Finance SA
1.35%, 05/29/15[a]	2,975	2,995,208
Hospira Inc.
5.90%, 06/15/14	1,730	1,850,792
Medtronic Inc.
3.00%, 03/15/15	14,205	14,947,713
4.50%, 03/15/14	5,760	6,047,789
St. Jude Medical Inc.
3.75%, 07/15/14[a]	11,540	12,096,714
Stryker Corp.
3.00%, 01/15/15[a]	1,500	1,572,761
Zimmer Holdings Inc.
1.40%, 11/30/14[a]	4,480	4,528,515

		80,559,927

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.40%
Coventry Health Care Inc.
6.30%, 08/15/14	$1,930	$2,097,285
UnitedHealth Group Inc.
0.85%, 10/15/15	12,850	12,870,642
WellPoint Inc.
1.25%, 09/10/15	9,200	9,307,458
5.00%, 12/15/14	10,910	11,834,345
6.00%, 02/15/14	1,760	1,870,616

		37,980,346
HOLDING COMPANIES — DIVERSIFIED — 0.21%
Encana Holdings Finance Corp.
5.80%, 05/01/14	18,925	20,190,585

		20,190,585
HOME BUILDERS — 0.00%
MDC Holdings Inc.
5.38%, 12/15/14	100	106,500

		106,500
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
8.60%, 05/01/14	5,790	6,372,450

		6,372,450
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
5.00%, 01/15/15	12,190	13,204,972

		13,204,972
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.
2.00%, 06/15/15	6,000	6,093,495

		6,093,495
INSURANCE — 2.35%
ACE INA Holdings Inc.
5.88%, 06/15/14	200	215,486
Allstate Corp. (The)
5.00%, 08/15/14	13,224	14,138,973
6.20%, 05/16/14	270	291,293
American International Group Inc.
2.38%, 08/24/15	350	354,181
3.00%, 03/20/15[a]	5,000	5,195,257
3.65%, 01/15/14[a]	5,000	5,144,498
4.25%, 09/15/14[a]	20,340	21,433,641
5.05%, 10/01/15	3,534	3,878,262
Assurant Inc.
5.63%, 02/15/14	6,189	6,450,777
Axis Capital Holdings Ltd.
5.75%, 12/01/14	150	161,275
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14	8,770	8,871,484
3.20%, 02/11/15	24,000	25,264,689

Security	Principal (000s)	Value

4.63%, 10/15/13	$910	$943,109
4.85%, 01/15/15	16,485	17,951,589
5.00%, 08/15/13	4,025	4,154,126
5.10%, 07/15/14	130	139,534
CNA Financial Corp.
5.85%, 12/15/14	5,000	5,429,618
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	80	84,969
Genworth Financial Inc.
5.75%, 06/15/14[a]	6,700	7,001,499
Jefferson-Pilot Corp.
4.75%, 01/30/14	150	156,220
MetLife Inc.
2.38%, 02/06/14	19,603	20,011,168
5.00%, 11/24/13[a]	5,150	5,373,696
5.00%, 06/15/15[a]	6,520	7,194,121
5.50%, 06/15/14[a]	360	386,102
Principal Financial Group Inc.
7.88%, 05/15/14	455	501,124
Principal Life Income Funding Trusts
5.10%, 04/15/14	2,130	2,254,666
Prudential Financial Inc.
4.75%, 04/01/14[a]	1,915	2,009,801
6.20%, 01/15/15	50	55,196
Series B
5.10%, 09/20/14	13,125	14,083,362
Series D
3.88%, 01/14/15	17,216	18,242,591
4.75%, 09/17/15[a]	13,000	14,293,261
XL Group PLC
5.25%, 09/15/14	10,120	10,758,970

		222,424,538
INTERNET — 0.26%
Amazon.com Inc.
0.65%, 11/27/15	10,000	9,984,268
eBay Inc.
0.70%, 07/15/15[a]	800	799,516
Google Inc.
1.25%, 05/19/14[a]	13,500	13,667,236

		24,451,020
LODGING — 0.12%
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 10/15/14	10,500	11,720,146

		11,720,146
MACHINERY — 0.29%
Caterpillar Inc.
0.95%, 06/26/15	11,450	11,574,531
1.38%, 05/27/14[a]	8,840	8,947,728
7.00%, 12/15/13	5,000	5,337,307
Deere & Co.
6.95%, 04/25/14	1,200	1,306,916

		27,166,482

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MANUFACTURING — 0.61%
Danaher Corp.
1.30%, 06/23/14	$7,440	$7,526,377
General Electric Co.
0.85%, 10/09/15[a]	15,000	14,994,364
Illinois Tool Works Inc.
5.15%, 04/01/14	3,000	3,176,751
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	5,815	6,465,345
Ingersoll-Rand PLC
4.75%, 05/15/15	120	128,845
Pentair Finance SA
1.35%, 12/01/15[b]	3,550	3,549,654
Turlock Corp.
0.95%, 11/02/15 [a,b]	11,800	11,832,842
Tyco Electronics Group SA
1.60%, 02/03/15	4,300	4,353,120
5.95%, 01/15/14	5,370	5,681,293

		57,708,591
MEDIA — 2.61%
Comcast Corp.
5.30%, 01/15/14	15,270	16,062,183
6.50%, 01/15/15	13,200	14,758,173
COX Communications Inc.
5.45%, 12/15/14	20,750	22,763,129
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15[a]	13,600	14,311,910
4.75%, 10/01/14	15,300	16,324,471
Discovery Communications LLC
3.70%, 06/01/15	11,490	12,276,683
NBCUniversal Media LLC
2.10%, 04/01/14	15,000	15,277,748
3.65%, 04/30/15	8,700	9,275,738
News America Inc.
5.30%, 12/15/14	3,530	3,852,711
Reed Elsevier Capital Inc.
7.75%, 01/15/14	11,380	12,227,935
Thomson Reuters Corp.
5.70%, 10/01/14[a]	11,150	12,120,397
Time Warner Cable Inc.
3.50%, 02/01/15[a]	3,000	3,172,069
7.50%, 04/01/14	17,000	18,506,837
8.25%, 02/14/14	11,500	12,522,980
Time Warner Inc.
3.15%, 07/15/15[a]	11,000	11,662,523
Viacom Inc.
1.25%, 02/27/15	9,400	9,467,865
4.38%, 09/15/14	7,450	7,928,644
Walt Disney Co. (The)
0.45%, 12/01/15	5,000	4,974,289
0.88%, 12/01/14	15,500	15,599,442
4.50%, 12/15/13	13,307	13,857,547
Series B
6.20%, 06/20/14	140	152,323

		247,095,597

Security	Principal (000s)	Value

MINING — 1.36%
Barrick Gold Corp.
1.75%, 05/30/14	$12,670	$12,838,908
Barrick Gold Finance Co.
4.88%, 11/15/14	5,180	5,562,283
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	11,250	11,318,733
1.13%, 11/21/14[a]	25,010	25,290,704
5.50%, 04/01/14	17,880	19,060,956
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	8,040	8,105,689
Rio Tinto Alcan Inc.
5.20%, 01/15/14	2,170	2,273,881
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	30,140	33,592,117
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15[a]	10,553	10,625,454

		128,668,725
MULTI-NATIONAL — 8.85%
African Development Bank
3.00%, 05/27/14	10,000	10,399,007
European Bank for Reconstruction and Development
1.63%, 09/03/15	23,500	24,253,455
Series G
2.75%, 04/20/15	3,500	3,695,409
5.00%, 05/19/14[a]	10,000	10,678,180
European Investment Bank
0.88%, 12/15/14	29,000	29,271,260
1.13%, 08/15/14	52,500	53,130,546
1.13%, 04/15/15[a]	55,000	55,854,914
1.25%, 02/14/14	55,500	56,111,377
1.38%, 10/20/15	20,000	20,483,816
1.50%, 05/15/14	82,500	83,798,517
1.63%, 09/01/15	25,000	25,752,087
2.38%, 03/14/14	25,500	26,154,672
2.75%, 03/23/15	21,750	22,876,483
2.88%, 01/15/15	26,000	27,322,506
3.00%, 04/08/14[a]	55,000	56,909,094
3.13%, 06/04/14	53,500	55,657,628
Series G
1.25%, 09/17/13	6,500	6,547,320
International Bank for Reconstruction and Development
0.50%, 11/26/13	32,800	32,880,793
1.13%, 08/25/14	72,500	73,544,261
2.38%, 05/26/15	73,500	77,098,714
Series G
3.63%, 05/21/13	2,900	2,946,670
International Finance Corp.
0.50%, 05/15/15	2,000	1,999,320
2.75%, 04/20/15	29,000	30,633,286
Series G
3.00%, 04/22/14	30,250	31,377,036
Nordic Investment Bank
2.50%, 07/15/15	2,500	2,640,070
2.63%, 10/06/14	11,000	11,474,845
3.63%, 06/17/13	5,500	5,599,770

		839,091,036

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.37%
Pitney Bowes Inc.
4.88%, 08/15/14[a]	$5,140	$5,337,852
5.00%, 03/15/15	130	136,815
Xerox Corp.
4.25%, 02/15/15	17,480	18,373,116
8.25%, 05/15/14[a]	9,930	10,853,193

		34,700,976
OIL & GAS — 4.08%
Anadarko Petroleum Corp.
5.75%, 06/15/14	3,000	3,202,633
7.63%, 03/15/14	10,870	11,759,986
Apache Finance Canada Corp.
4.38%, 05/15/15	150	162,542
BP Capital Markets PLC
0.70%, 11/06/15	3,000	2,993,639
1.70%, 12/05/14[a]	6,000	6,119,369
3.13%, 10/01/15	15,000	15,943,092
3.63%, 05/08/14	23,150	24,132,119
3.88%, 03/10/15[a]	30,000	32,058,920
5.25%, 11/07/13	15,900	16,602,016
Canadian Natural Resources Ltd.
1.45%, 11/14/14	8,800	8,905,113
4.90%, 12/01/14	1,140	1,230,609
Cenovus Energy Inc.
4.50%, 09/15/14	13,000	13,820,817
Chevron Corp.
3.95%, 03/03/14[a]	20,110	20,963,693
ConocoPhillips
4.60%, 01/15/15[a]	17,353	18,824,730
4.75%, 02/01/14	5,067	5,307,899
Devon Energy Corp.
5.63%, 01/15/14	7,082	7,470,978
Diamond Offshore Drilling Inc.
5.15%, 09/01/14	110	118,795
EOG Resources Inc.
6.13%, 10/01/13	3,000	3,136,710
Hess Corp.
7.00%, 02/15/14[a]	5,947	6,388,239
Husky Energy Inc.
5.90%, 06/15/14	13,730	14,747,754
Marathon Oil Corp.
0.90%, 11/01/15	5,900	5,913,010
Noble Corp.
5.88%, 06/01/13	4,000	4,096,432
Occidental Petroleum Corp.
1.45%, 12/13/13	8,800	8,895,000
PC Financial Partnership
5.00%, 11/15/14	170	183,197
Phillips 66
1.95%, 03/05/15[b]	11,000	11,257,066
Shell International Finance BV
0.63%, 12/04/15	12,000	12,014,839
3.10%, 06/28/15	29,850	31,703,904
3.25%, 09/22/15[a]	4,000	4,281,599
4.00%, 03/21/14	28,420	29,677,573
Statoil ASA
2.90%, 10/15/14[a]	16,400	17,087,986
3.88%, 04/15/14	5,125	5,350,975

Security	Principal (000s)	Value

Talisman Energy Inc.
5.13%, 05/15/15	$150	$162,102
Total Capital
3.00%, 06/24/15	15,960	16,885,531
3.13%, 10/02/15[a]	13,000	13,859,688
Total Capital Canada Ltd.
1.63%, 01/28/14[a]	11,660	11,817,811
Valero Energy Corp.
4.50%, 02/01/15	60	64,391

		387,140,757
OIL & GAS SERVICES — 0.04%
Cameron International Corp.
1.60%, 04/30/15 (Call 01/30/15)	3,750	3,804,251

		3,804,251
PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
5.65%, 08/01/14	1,040	1,117,882

		1,117,882
PHARMACEUTICALS — 3.87%
AbbVie Inc.
1.20%, 11/06/15[b]	35,000	35,238,785
AstraZeneca PLC
5.40%, 06/01/14	12,829	13,736,756
Eli Lilly and Co.
4.20%, 03/06/14	13,657	14,283,528
Express Scripts Holding Co.
2.10%, 02/12/15[b]	10,250	10,477,854
2.75%, 11/21/14[b]	13,210	13,659,797
6.25%, 06/15/14[a]	13,473	14,571,638
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	13,750	14,487,007
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	17,000	17,080,800
Johnson & Johnson
1.20%, 05/15/14	14,360	14,536,632
McKesson Corp.
0.95%, 12/04/15	2,500	2,507,887
6.50%, 02/15/14[a]	4,720	5,044,918
Mead Johnson Nutrition Co.
3.50%, 11/01/14	50	52,482
Merck & Co. Inc.
4.00%, 06/30/15	18,180	19,748,997
4.75%, 03/01/15[a]	2,840	3,098,080
Novartis Capital Corp.
2.90%, 04/24/15	24,670	25,974,025
4.13%, 02/10/14[a]	24,180	25,219,385
Pfizer Inc.
4.50%, 02/15/14[a]	3,280	3,441,472
5.35%, 03/15/15	31,210	34,481,712
Sanofi
1.20%, 09/30/14	11,250	11,392,888
1.63%, 03/28/14	11,090	11,254,237

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	$13,750	$14,414,347
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	6,000	6,335,241
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	6,050	6,136,239
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	17,290	17,655,898
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	1,042	1,116,861
Wyeth LLC
5.50%, 02/01/14	29,295	31,013,600

		366,961,066
PIPELINES — 1.12%
Buckeye Partners LP
5.30%, 10/15/14	80	85,510
Enbridge Inc.
4.90%, 03/01/15	1,630	1,762,575
5.80%, 06/15/14[a]	9,260	9,929,352
Energy Transfer Partners LP
5.95%, 02/01/15	4,120	4,525,735
8.50%, 04/15/14	5,792	6,340,291
Enterprise Products Operating LLC
1.25%, 08/13/15	5,548	5,603,632
3.70%, 06/01/15	2,000	2,136,934
9.75%, 01/31/14	5,770	6,352,467
Series G
5.60%, 10/15/14	10,000	10,870,119
Series I
5.00%, 03/01/15	1,000	1,090,559
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	6,570	6,847,753
5.13%, 11/15/14	8,700	9,410,545
5.63%, 02/15/15	3,365	3,701,790
Magellan Midstream Partners LP
6.45%, 06/01/14	100	108,326
Plains All American Pipeline LP
3.95%, 09/15/15	6,475	7,003,963
5.63%, 12/15/13	110	115,418
Spectra Energy Capital LLC
5.67%, 08/15/14	11,920	12,794,755
TransCanada PipeLines Ltd.
0.88%, 03/02/15	12,070	12,070,433
4.88%, 01/15/15	110	119,113
Williams Partners LP
3.80%, 02/15/15[a]	5,330	5,627,887

		106,497,157
REAL ESTATE — 0.00%
ProLogis LP
7.63%, 08/15/14	100	109,466

		109,466

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.56%
American Tower Corp.
4.63%, 04/01/15	$130	$138,434
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	120	129,023
Boston Properties LP
5.63%, 04/15/15[a]	7,540	8,294,889
Digital Realty Trust LP
4.50%, 07/15/15	2,000	2,141,750
Duke Realty LP
5.40%, 08/15/14	80	84,950
7.38%, 02/15/15	50	55,972
ERP Operating LP
5.25%, 09/15/14	3,170	3,402,231
6.58%, 04/13/15	5,000	5,623,282
HCP Inc.
2.70%, 02/01/14	9,050	9,217,110
5.65%, 12/15/13	2,085	2,186,012
Health Care REIT Inc.
5.88%, 05/15/15	110	121,634
Healthcare Realty Trust Inc.
5.13%, 04/01/14	130	134,875
Hospitality Properties Trust
5.13%, 02/15/15 (Call 08/15/14)	150	155,831
7.88%, 08/15/14 (Call 02/15/14)	5,100	5,410,541
Liberty Property LP
5.13%, 03/02/15	140	150,161
Simon Property Group LP
4.20%, 02/01/15 (Call 11/01/14)[a]	8,730	9,280,828
6.75%, 05/15/14 (Call 02/15/14)	3,000	3,213,690
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	3,600	3,786,880

		53,528,093
RETAIL — 1.74%
AutoZone Inc.
5.75%, 01/15/15	160	175,479
6.50%, 01/15/14[a]	9,220	9,789,510
Costco Wholesale Corp.
0.65%, 12/07/15	10,000	10,010,898
CVS Caremark Corp.
3.25%, 05/18/15[a]	300	317,720
4.88%, 09/15/14	4,220	4,536,393
Home Depot Inc. (The)
5.25%, 12/16/13	13,755	14,432,641
Macy’s Retail Holdings Inc.
5.75%, 07/15/14[a]	7,000	7,515,703
7.88%, 07/15/15[a]	3,000	3,496,372
McDonald’s Corp.
0.75%, 05/29/15	3,950	3,967,263
Nordstrom Inc.
6.75%, 06/01/14	5,320	5,795,063
Staples Inc.
9.75%, 01/15/14	16,579	18,143,699
Target Corp.
1.13%, 07/18/14	6,180	6,242,436
Wal-Mart Stores Inc.
1.50%, 10/25/15[a]	7,000	7,182,209
1.63%, 04/15/14[a]	18,980	19,315,689
2.25%, 07/08/15[a]	8,150	8,502,513

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.88%, 04/01/15[a]	$7,000	$7,372,882
3.20%, 05/15/14[a]	15,500	16,140,317
4.50%, 07/01/15	10,390	11,434,665
Walgreen Co.
1.00%, 03/13/15	10,650	10,668,695

		165,040,147
SAVINGS & LOANS — 0.06%
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	6,000	6,098,800

		6,098,800
SEMICONDUCTORS — 0.31%
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600	3,654,130
Texas Instruments Inc.
0.45%, 08/03/15	10,000	9,954,141
1.38%, 05/15/14	15,980	16,205,420

		29,813,691
SOFTWARE — 0.70%
Adobe Systems Inc.
3.25%, 02/01/15[a]	1,220	1,280,743
CA Inc.
6.13%, 12/01/14	270	295,344
Microsoft Corp.
1.63%, 09/25/15	14,000	14,410,776
2.95%, 06/01/14	27,420	28,442,798
Oracle Corp.
3.75%, 07/08/14	20,512	21,557,220

		65,986,881
TELECOMMUNICATIONS — 4.87%
America Movil SAB de CV
3.63%, 03/30/15	18,000	19,054,181
5.50%, 03/01/14	6,230	6,603,800
5.75%, 01/15/15	170	186,635
AT&T Inc.
0.88%, 02/13/15[a]	8,240	8,258,231
2.50%, 08/15/15[a]	32,739	34,177,663
5.10%, 09/15/14	41,480	44,755,655
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14[a]	42,925	45,208,865
7.38%, 11/15/13	12,994	13,805,320
CenturyLink Inc. Series M
5.00%, 02/15/15[a]	660	694,830
Cisco Systems Inc.
1.63%, 03/14/14	31,970	32,458,570
Deutsche Telekom International Finance BV
4.88%, 07/08/14	9,853	10,458,144
France Telecom SA
2.13%, 09/16/15[a]	5,097	5,236,900
4.38%, 07/08/14[a]	19,100	20,121,624
Qwest Corp.
7.50%, 10/01/14	10,000	11,032,248
Rogers Communications Inc.
5.50%, 03/15/14	17,212	18,223,604
6.75%, 03/15/15[a]	2,000	2,258,415

Security	Principal (000s)	Value

7.50%, 03/15/15	$300	$343,470
Rogers Wireless Inc.
6.38%, 03/01/14[a]	7,000	7,475,007
Telecom Italia Capital SA
4.95%, 09/30/14[a]	21,490	22,295,875
5.25%, 11/15/13[a]	10,230	10,498,538
5.25%, 10/01/15	13,045	13,795,088
6.18%, 06/18/14[a]	13,140	13,780,576
Telefonica Emisiones SAU
3.73%, 04/27/15[a]	5,525	5,614,781
4.95%, 01/15/15[a]	19,377	20,152,080
Telefonos de Mexico SAB de CV
5.50%, 01/27/15[a]	230	250,302
Verizon Communications Inc.
0.70%, 11/02/15	7,000	7,011,460
1.25%, 11/03/14[a]	12,000	12,148,372
1.95%, 03/28/14	22,970	23,408,628
4.90%, 09/15/15	5,000	5,560,797
Vodafone Group PLC
4.15%, 06/10/14	19,910	20,924,535
5.00%, 12/16/13	14,750	15,422,567
5.00%, 09/15/15	9,128	10,168,856
5.38%, 01/30/15	280	307,085

		461,692,702
TRANSPORTATION — 0.72%
Burlington Northern Santa Fe Corp.
4.88%, 01/15/15	90	98,054
7.00%, 02/01/14	13,016	13,958,676
Canadian National Railway Co.
4.95%, 01/15/14	1,500	1,572,825
CSX Corp.
6.25%, 04/01/15	12,200	13,772,333
FedEx Corp.
7.38%, 01/15/14	6,370	6,840,495
Norfolk Southern Corp.
5.26%, 09/17/14	1,305	1,412,022
Ryder System Inc.
3.15%, 03/02/15	160	165,128
5.85%, 03/01/14	9,130	9,672,395
Union Pacific Corp.
4.88%, 01/15/15	2,390	2,605,478
5.13%, 02/15/14[a]	2,705	2,848,347
United Parcel Service Inc.
3.88%, 04/01/14	14,440	15,086,361

		68,032,114
TRUCKING & LEASING — 0.01%
GATX Corp.
8.75%, 05/15/14	1,000	1,106,262

		1,106,262

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,232,203,591)		8,335,444,099

FOREIGN AGENCY OBLIGATIONS[e] — 7.62%

BRAZIL — 0.27%
Petrobras International Finance Co.

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.88%, 02/06/15[a]	$18,000	$18,558,877
7.75%, 09/15/14[a]	6,000	6,609,000

		25,167,877
CANADA — 3.43%
British Columbia (Province of)
2.85%, 06/15/15	12,500	13,266,667
Export Development Canada
0.50%, 09/15/15[a]	10,000	10,038,521
1.25%, 10/27/15	10,000	10,256,710
1.50%, 05/15/14[a]	20,000	20,354,182
2.25%, 05/28/15	2,500	2,617,459
Manitoba (Province of)
1.38%, 04/28/14	5,540	5,618,487
2.63%, 07/15/15	10,000	10,579,328
Nova Scotia (Province of)
2.38%, 07/21/15	8,000	8,390,204
Ontario (Province of)
0.95%, 05/26/15	35,750	36,147,855
1.38%, 01/27/14[a]	35,330	35,760,288
1.88%, 09/15/15[a]	18,000	18,672,062
2.70%, 06/16/15	33,000	34,815,597
2.95%, 02/05/15[a]	36,000	37,926,407
4.10%, 06/16/14	54,330	57,418,133
4.50%, 02/03/15	420	456,325
Quebec (Province of)
4.60%, 05/26/15[a]	10,890	12,000,181
4.88%, 05/05/14	10,390	11,051,923

		325,370,329
JAPAN — 0.18%
Japan Finance Corp.
1.88%, 09/24/15[a]	5,000	5,188,137
2.88%, 02/02/15[a]	10,660	11,211,203
Japan Finance Organization for Municipalities
4.63%, 04/21/15	500	548,258

		16,947,598
MEXICO — 0.24%
Petroleos Mexicanos
4.88%, 03/15/15[a]	21,310	22,961,525

		22,961,525
SOUTH KOREA — 0.89%
Export-Import Bank of Korea (The)
1.25%, 11/20/15	2,727	2,730,804
4.13%, 09/09/15[a]	15,000	16,149,044
5.13%, 03/16/15	180	195,271
5.88%, 01/14/15	9,490	10,404,638
8.13%, 01/21/14	19,240	20,753,183
Korea Development Bank
4.38%, 08/10/15	4,000	4,329,562
8.00%, 01/23/14	28,000	30,179,844

		84,742,346
SUPRANATIONAL — 2.61%
Asian Development Bank
0.88%, 06/10/14	60,750	61,260,355

Security	Principal (000s)	Value

1.63%, 07/15/13	$9,900	$9,981,279
2.63%, 02/09/15	42,000	44,065,266
2.75%, 05/21/14	25,000	25,877,195
Inter-American Development Bank
0.50%, 08/17/15	23,500	23,592,585
2.25%, 07/15/15	25,500	26,759,568
3.00%, 04/22/14	43,500	45,096,454
4.25%, 09/14/15	10,000	11,059,286

		247,691,988

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $716,991,771)		722,881,663

FOREIGN GOVERNMENT OBLIGATIONS[e] — 3.27%

BRAZIL — 0.36%
Brazil (Federative Republic of)
7.88%, 03/07/15	16,400	18,999,400
10.50%, 07/14/14	13,000	15,034,500

		34,033,900
CANADA — 0.37%
Canada (Government of)
2.38%, 09/10/14[a]	33,930	35,193,838

		35,193,838
CHINA — 0.03%
China (People’s Republic of)
4.75%, 10/29/13	2,250	2,327,454

		2,327,454
COLOMBIA — 0.18%
Colombia (Republic of)
8.25%, 12/22/14	15,000	17,400,000

		17,400,000
ISRAEL — 0.04%
Israel (State of)
5.13%, 03/01/14[a]	3,150	3,310,650

		3,310,650
ITALY — 0.80%
Italy (Republic of)
2.13%, 09/16/13	5,000	5,032,000
3.13%, 01/26/15[a]	35,670	36,284,908
4.50%, 01/21/15	22,895	23,938,307
4.75%, 01/25/16	3,000	3,143,026
5.25%, 09/20/16[a]	4,750	5,064,036
5.38%, 06/12/17[a]	2,000	2,150,643

		75,612,920
MEXICO — 0.57%
United Mexican States
5.88%, 01/15/14	16,320	17,217,598
5.88%, 02/17/14[a]	26,980	28,598,798

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS 1-3 YEAR CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.63%, 03/03/15[a]	$7,440	$8,370,000

		54,186,396
PANAMA — 0.18%
Panama (Republic of)
7.25%, 03/15/15	15,000	17,025,000

		17,025,000
POLAND — 0.28%
Poland (Republic of)
3.88%, 07/16/15	15,000	16,117,500
5.25%, 01/15/14[a]	10,190	10,703,576

		26,821,076
SOUTH AFRICA — 0.12%
South Africa (Republic of)
6.50%, 06/02/14	10,330	11,182,225

		11,182,225
SOUTH KOREA — 0.34%
Korea (Republic of)
4.88%, 09/22/14	25,310	27,171,005
5.75%, 04/16/14	5,000	5,341,153

		32,512,158

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $304,632,174)		309,605,617

MUNICIPAL DEBT OBLIGATIONS — 0.36%

CALIFORNIA — 0.17%
State of California GO
5.10%, 08/01/14	1,555	1,619,999
5.25%, 04/01/14	2,180	2,305,219
5.45%, 04/01/15	10,900	12,009,729

		15,934,947
ILLINOIS — 0.17%
State of Illinois GO
4.07%, 01/01/14	2,500	2,580,575
4.42%, 01/01/15	13,000	13,774,540

		16,355,115
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,500	1,506,990

		1,506,990

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $33,327,921)		33,797,052

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.81%

MONEY MARKET FUNDS — 4.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,f,g]	397,899,994	$397,899,994
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,f,g]	35,438,766	35,438,766
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,f]	22,469,794	22,469,794

		455,808,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $455,808,554)		455,808,554

TOTAL INVESTMENTS IN SECURITIES —103.97%
(Cost: $9,742,964,011)		9,857,536,985
Other Assets, Less Liabilities — (3.97)%		(376,243,126)

NET ASSETS — 100.00%		$9,481,293,859

GO  —  General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS 1-3 YEAR TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.49%
U.S. Treasury Notes
0.13%, 12/31/13	$8,188	$8,180,303
0.25%, 08/31/14	7,494	7,494,225
0.25%, 09/15/14	209,460	209,445,329
0.25%, 09/30/14	988	987,941
0.25%, 10/31/14	75,041	75,038,750
0.25%, 12/15/14	51,446	51,432,110
0.25%, 07/15/15	310,894	310,471,178
0.25%, 08/15/15	7,091	7,080,009
0.25%, 09/15/15	9,727	9,709,394
0.25%, 10/15/15	762,053	760,528,917
0.38%, 06/15/15	13,459	13,485,381
0.38%, 11/15/15	165,000	165,250,800
0.50%, 10/15/13	6,251	6,267,128
0.50%, 11/15/13	58,443	58,604,883
0.63%, 07/15/14	66,068	66,475,632
0.75%, 03/31/13	4,433	4,441,521
0.75%, 12/15/13	14,149	14,227,527
0.75%, 06/15/14	169,255	170,570,125
1.00%, 07/15/13	131,560	132,233,588
1.00%, 01/15/14	54,400	54,873,825
1.00%, 05/15/14	6,246	6,315,268
1.25%, 02/15/14	885,831	896,673,492
1.25%, 03/15/14	163,833	165,956,272
1.25%, 04/15/14	139,968	141,902,363
1.75%, 04/15/13	154,464	155,373,801
1.75%, 01/31/14	125,664	127,892,026
1.75%, 03/31/14	342,746	349,611,223
1.75%, 07/31/15	2,559	2,656,524
1.88%, 02/28/14	51,423	52,468,942
1.88%, 04/30/14	84,023	85,963,089
2.00%, 11/30/13	113,346	115,349,946
2.13%, 11/30/14	350,904	363,859,407
2.13%, 05/31/15	175,191	183,134,155
2.25%, 05/31/14	518,777	534,278,093
2.38%, 08/31/14	221,957	230,136,111
2.38%, 09/30/14	5,774	5,996,934
2.38%, 10/31/14	314,132	326,741,362
2.38%, 02/28/15	752,093	787,185,607
2.50%, 03/31/13	7,881	7,941,290
2.50%, 03/31/15	202,498	212,924,642
2.63%, 06/30/14	10,601	10,996,738
2.63%, 07/31/14	185,007	192,303,676
2.63%, 12/31/14	205,833	215,916,763
3.13%, 09/30/13	675	691,261
3.50%, 05/31/13	1,266	1,286,775
3.63%, 12/31/12	487	488,237
3.63%, 05/15/13	56,973	57,862,916
4.00%, 02/15/15	81,556	88,211,794
4.13%, 05/15/15	168,705	184,480,615
4.25%, 11/15/14	476,459	513,394,097
4.50%, 11/15/15	14,850	16,661,551
4.75%, 05/15/14	26,384	28,106,082
11.25%, 02/15/15	224,770	278,802,481

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,449,541,720)		8,468,362,099

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[a,b]	13,480,773	$13,480,773

		13,480,773

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,480,773)		13,480,773

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $8,463,022,493)		8,481,842,872
Other Assets, Less Liabilities — 0.35%		30,078,331

NET ASSETS — 100.00%		$8,511,921,203

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS 3-7 YEAR TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.47%
U.S. Treasury Notes
0.75%, 10/31/17[a]	$52,917	$53,290,699
1.00%, 08/31/16	29,040	29,656,636
1.00%, 09/30/16	17,277	17,646,900
1.00%, 06/30/19[a]	10,500	10,535,070
1.00%, 08/31/19[a]	180,380	180,574,814
1.00%, 09/30/19[a]	10,602	10,604,863
1.00%, 11/30/19	122,553	122,284,108
1.25%, 09/30/15	14,033	14,400,525
1.25%, 04/30/19[a]	62,313	63,620,949
1.25%, 10/31/19[a]	49,907	50,692,937
1.38%, 09/30/18	38,654	39,929,583
1.38%, 11/30/18	78,545	81,075,720
1.38%, 02/28/19	5,021	5,175,346
1.50%, 06/30/16[a]	42,851	44,519,173
1.50%, 07/31/16[a]	62,309	64,767,708
1.50%, 08/31/18[a]	72,855	75,785,959
1.50%, 03/31/19[a]	138,616	143,783,704
1.75%, 07/31/15[a]	57,808	60,011,170
1.75%, 05/31/16	5,147	5,388,385
1.75%, 10/31/18[a]	58,751	61,949,404
1.88%, 08/31/17[a]	13,397	14,211,270
1.88%, 10/31/17[a]	36,927	39,193,210
2.00%, 01/31/16	35,537	37,369,853
2.13%, 02/29/16[a]	49,552	52,371,721
2.25%, 03/31/16	2,272	2,413,319
2.25%, 11/30/17[a]	6,109	6,599,135
2.25%, 07/31/18	19,581	21,198,391
2.38%, 03/31/16	11,884	12,670,007
2.38%, 07/31/17[a]	99,843	108,135,960
2.38%, 05/31/18[a]	49,583	53,990,211
2.38%, 06/30/18[a]	14,102	15,361,309
2.50%, 06/30/17	26,849	29,218,157
2.63%, 04/30/16[a]	89,871	96,668,852
2.63%, 01/31/18[a]	103,332	113,663,134
2.75%, 11/30/16	126,812	138,264,389
2.75%, 05/31/17[a]	142,739	156,825,916
2.75%, 12/31/17[a]	22,662	25,065,532
2.75%, 02/28/18[a]	22,594	25,020,035
2.88%, 03/31/18[a]	54,598	60,859,411
3.00%, 02/28/17	24,114	26,641,871
3.13%, 10/31/16[a]	130,856	144,391,747
3.13%, 01/31/17[a]	4,840	5,366,447
3.13%, 04/30/17[a]	166,546	185,382,336
3.25%, 06/30/16	54,162	59,633,985
3.25%, 07/31/16	71,255	78,599,252
3.25%, 12/31/16[a]	38,501	42,819,655
3.25%, 03/31/17	19,328	21,590,537
3.50%, 02/15/18[a]	58,375	66,818,941
4.25%, 08/15/15[a]	20,224	22,358,552
4.50%, 11/15/15	15,960	17,906,960
4.50%, 02/15/16	24,542	27,771,973
4.50%, 05/15/17[a]	53,526	62,856,117
4.63%, 11/15/16	28,303	32,913,842
4.63%, 02/15/17	59,344	69,531,580
4.75%, 08/15/17[a]	35,250	42,089,205
5.13%, 05/15/16[a]	41,608	48,328,109

Security	Principal (000s)	Value

7.25%, 05/15/16	$68,269	$84,295,824
7.50%, 11/15/16	14,312	18,252,093

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,185,342,946)		3,202,342,491

Security	Shares	Value

SHORT-TERM INVESTMENTS — 42.93%

MONEY MARKET FUNDS — 42.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	1,260,299,111	$1,260,299,111
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	112,247,918	112,247,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	9,595,376	9,595,376

		1,382,142,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,382,142,405)		1,382,142,405

TOTAL INVESTMENTS IN SECURITIES — 142.40%
(Cost: $4,567,485,351)		4,584,484,896
Other Assets, Less Liabilities — (42.40)%		(1,364,933,765)

NET ASSETS — 100.00%		$3,219,551,131

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

29

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 7-10 YEAR TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.44%
U.S. Treasury Notes
1.63%, 08/15/22[a]	$186,824	$187,784,260
1.63%, 11/15/22	44,000	44,068,639
1.75%, 05/15/22[a]	616,618	629,079,364
2.00%, 11/15/21[a]	417,385	437,819,901
2.00%, 02/15/22[a]	199,237	208,350,094
2.13%, 08/15/21[a]	613,534	651,591,688
2.63%, 08/15/20[a]	478,756	530,409,433
2.63%, 11/15/20[a]	88,497	97,986,969
3.13%, 05/15/19	80,836	92,138,031
3.13%, 05/15/21[a]	358,994	411,313,345
3.38%, 11/15/19	46,854	54,334,587
3.50%, 05/15/20[a]	289,188	338,893,879
3.63%, 08/15/19[a]	65,376	76,770,445
3.63%, 02/15/20	326,408	384,707,379
3.63%, 02/15/21[a]	372,613	441,672,490
7.88%, 02/15/21[a]	18,529	28,197,735
8.00%, 11/15/21	22,434	35,063,113
8.13%, 08/15/19[a]	1,197	1,758,629
8.13%, 05/15/21	20,713	32,155,689
8.13%, 08/15/21[a]	26,253	41,040,426
8.50%, 02/15/20[a]	3,104	4,719,235
8.75%, 05/15/20[a]	13,595	21,100,237
8.75%, 08/15/20[a]	22,022	34,461,978

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,648,817,170)		4,785,417,546

Security	Shares	Value

SHORT-TERM INVESTMENTS — 46.38%

MONEY MARKET FUNDS — 46.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	2,016,251,998	$2,016,251,998
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	179,576,488	179,576,488

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	36,484,932	$36,484,932

		2,232,313,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,232,313,418)		2,232,313,418

TOTAL INVESTMENTS IN SECURITIES — 145.82%
(Cost: $6,881,130,588)		7,017,730,964
Other Assets, Less Liabilities — (45.82)%		(2,205,212,150)

NET ASSETS — 100.00%		$4,812,518,814

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS 10-20 YEAR TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.73%
U.S. Treasury Bonds
5.25%, 11/15/28	$26,765	$37,743,216
5.25%, 02/15/29[a]	25,893	36,596,250
5.38%, 02/15/31[a]	43,480	63,389,636
5.50%, 08/15/28	22,572	32,542,378
6.00%, 02/15/26	26,446	38,914,496
6.13%, 11/15/27	45,245	68,511,187
6.13%, 08/15/29[a]	16,447	25,432,160
6.25%, 08/15/23	46,000	66,857,297
6.25%, 05/15/30[a]	28,817	45,491,148
6.38%, 08/15/27[a]	12,593	19,437,759
6.50%, 11/15/26	17,176	26,545,577
6.63%, 02/15/27[a]	15,058	23,580,817
6.75%, 08/15/26[a]	11,960	18,800,478
6.88%, 08/15/25	18,268	28,588,297
7.13%, 02/15/23[a]	20,624	31,497,223
7.25%, 08/15/22[a]	3,612	5,505,816
7.50%, 11/15/24[a]	17,368	28,078,636
7.63%, 11/15/22	3,143	4,925,741
7.63%, 02/15/25[a]	14,079	23,053,001

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $612,839,757)		625,491,113

Security	Shares	Value

SHORT-TERM INVESTMENTS — 39.65%

MONEY MARKET FUNDS — 39.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	225,676,407	$225,676,407
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	20,099,758	20,099,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	5,392,641	5,392,641

		251,168,806

TOTAL SHORT-TERM INVESTMENTS (Cost: $251,168,806)		251,168,806

TOTAL INVESTMENTS IN SECURITIES — 138.38% (Cost: $864,008,563)		876,659,919
Other Assets, Less Liabilities — (38.38)%		(243,129,887)

NET ASSETS — 100.00%		$633,530,032

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES ® BARCLAYS 20+ YEAR TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.22%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$184,362	$182,863,130
2.75%, 11/15/42	7,048	6,981,890
3.00%, 05/15/42	175,170	183,195,768
3.13%, 11/15/41[a]	181,684	195,116,229
3.13%, 02/15/42	133,903	143,674,209
3.50%, 02/15/39	128,740	149,026,853
3.75%, 08/15/41[a]	227,938	274,560,804
3.88%, 08/15/40[a]	226,470	278,827,994
4.25%, 05/15/39[a]	102,401	133,705,748
4.25%, 11/15/40[a]	223,566	292,341,478
4.38%, 02/15/38[a]	2,101	2,786,858
4.38%, 11/15/39[a]	201,759	268,664,558
4.38%, 05/15/40	214,814	286,246,645
4.38%, 05/15/41[a]	227,204	303,101,894
4.50%, 05/15/38[a]	29,350	39,669,867
4.50%, 08/15/39[a]	150,104	203,538,168
4.63%, 02/15/40[a]	213,179	294,760,050
4.75%, 02/15/41[a]	202,274	285,400,932

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,558,899,186)		3,524,463,075

Security	Shares	Value

SHORT-TERM INVESTMENTS — 36.17%

MONEY MARKET FUNDS — 36.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	1,158,882,016	$1,158,882,016
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	103,215,254	103,215,254
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,c]	22,842,781	22,842,781

		1,284,940,051

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,284,940,051)		1,284,940,051

TOTAL INVESTMENTS IN SECURITIES — 135.39% (Cost: $4,843,839,237)		4,809,403,126
Other Assets, Less Liabilities — (35.39)%		(1,257,147,250)

NET ASSETS — 100.00%		$3,552,255,876

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 0.85%

DIVERSIFIED FINANCIAL SERVICES — 0.85%
Private Export Funding Corp. (U.S. Government Guaranteed)
2.80%, 05/15/22	$1,000	$1,081,960
4.38%, 03/15/19	250	296,305
4.95%, 11/15/15	1,996	2,249,794

		3,628,059

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,511,138)		3,628,059

FOREIGN GOVERNMENT OBLIGATIONS[a] — 0.98%

ISRAEL — 0.98%
Israel (State of)
5.50%, 09/18/23	2,078	2,753,691
5.50%, 12/04/23	487	645,839
5.50%, 04/26/24	600	804,722

		4,204,252

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,697,032)		4,204,252

U.S. GOVERNMENT AGENCY OBLIGATIONS — 97.75%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 97.75%
Federal Farm Credit Banks Funding Corp.
4.88%, 01/27/20	250	312,292
5.15%, 11/15/19	3,889	4,873,129
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	350	408,597
Federal Home Loan Banks
0.88%, 12/27/13	510	513,570
1.00%, 06/09/17	3,000	3,028,504
1.38%, 05/28/14[b]	19,080	19,397,489
2.50%, 06/13/14	3,000	3,098,058
2.75%, 12/12/14	1,830	1,917,583
2.75%, 06/08/18	100	109,176
3.13%, 12/13/13	2,430	2,502,228
3.13%, 03/11/16	4,860	5,273,641
3.13%, 12/08/17	385	424,589
3.63%, 10/18/13	9,735	10,023,711
4.00%, 09/06/13[b]	8,515	8,760,045
4.50%, 09/13/19	1,500	1,800,326
4.88%, 12/13/13	3,790	3,969,682
5.25%, 09/13/13	1,780	1,849,247
5.25%, 12/11/20	1,500	1,908,346
5.38%, 08/15/18	1,385	1,715,566
5.38%, 05/15/19[b]	485	606,086
5.50%, 08/13/14[b]	2,500	2,721,000
5.50%, 07/15/36	2,630	3,694,850
5.75%, 06/12/26	1,000	1,350,464
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,764	2,427,868

Security	Principal (000s)	Value

0.38%, 11/27/13	$75	$75,121
0.38%, 04/28/14	250	250,357
0.42%, 06/19/15	1,300	1,300,000
0.50%, 10/15/13	4,200	4,210,538
0.50%, 04/17/15	73,222	73,473,810
0.50%, 09/25/15 (Call 09/25/13)	5,000	5,009,050
0.50%, 11/27/15 (Call 11/27/13)	3,000	3,000,000
0.63%, 12/29/14	2,500	2,516,072
1.00%, 08/20/14	16,580	16,784,156
1.00%, 09/29/17	14,420	14,599,275
1.25%, 05/12/17	114	116,911
1.25%, 08/01/19	810	814,399
1.25%, 10/02/19	860	862,873
1.38%, 02/25/14	275	278,812
1.38%, 09/14/17 (Call 03/14/13)	2,000	2,005,620
1.75%, 09/10/15	8,210	8,520,272
2.00%, 08/25/16	1,600	1,686,447
2.38%, 01/13/22	3,341	3,524,988
2.50%, 04/23/14	1,041	1,073,116
2.50%, 05/27/16[b]	985	1,053,159
3.00%, 07/28/14[b]	1,500	1,567,170
3.75%, 03/27/19	300	349,243
4.38%, 07/17/15[b]	7,278	8,037,570
4.75%, 11/17/15	889	1,002,462
4.88%, 11/15/13	2,500	2,610,550
4.88%, 06/13/18[b]	1,164	1,413,906
5.00%, 01/30/14	1,080	1,139,450
5.00%, 07/15/14	4,000	4,303,843
5.13%, 10/18/16	1,000	1,174,540
6.25%, 07/15/32	132	200,333
6.75%, 03/15/31	811	1,272,673
Federal National Mortgage Association
0.00%, 06/01/17	25,447	24,561,961
0.00%, 02/01/19	1,000	874,366
0.00%, 05/15/30	5,161	2,980,287
0.70%, 04/30/15 (Call 04/30/13)	4,000	4,009,400
0.70%, 06/26/15 (Call 12/26/12)	20,000	20,006,430
0.75%, 12/19/14	2,000	2,017,767
0.88%, 08/28/14	2,500	2,525,663
0.88%, 08/28/17[b]	15,925	16,042,826
1.13%, 10/08/13	973	980,532
1.13%, 06/27/14[b]	889	900,890
1.13%, 04/27/17	250	255,108
1.25%, 02/27/14	167	169,089
1.25%, 01/30/17	5,000	5,131,826
1.38%, 11/15/16[b]	2,500	2,578,204
1.55%, 10/15/19 (Call 10/15/13)	3,000	3,005,850
1.63%, 10/26/15[b]	1,506	1,559,366
2.25%, 03/15/16[b]	19,685	20,803,878
2.38%, 04/11/16	1,942	2,064,515
2.63%, 11/20/14[b]	2,188	2,287,343
2.75%, 03/13/14[b]	10,000	10,316,420
3.00%, 09/16/14	17	17,821
4.38%, 10/15/15	5,337	5,941,347
4.63%, 05/01/13	1,000	1,018,005
5.00%, 02/13/17	517	611,091
5.00%, 05/11/17	662	787,415
5.38%, 07/15/16[b]	1,857	2,179,817
5.38%, 06/12/17	1,256	1,518,243
5.63%, 07/15/37	91	134,264
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,346,100
6.21%, 08/06/38	1,487	2,243,274
6.63%, 11/15/30	217	335,556
7.13%, 01/15/30[b]	325	519,111
7.25%, 05/15/30	6,495	10,545,903

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS AGENCY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Financing Corp. (The)
0.00%, 11/02/18	$1,000	$919,541
0.00%, 06/06/19	1,000	905,218
9.40%, 02/08/18	465	661,065
9.80%, 04/06/18	1,495	2,172,274
10.35%, 08/03/18	3,760	5,677,588
10.70%, 10/06/17	780	1,138,251
Tennessee Valley Authority
4.50%, 04/01/18	1,216	1,444,796
4.63%, 09/15/60	511	632,395
5.25%, 09/15/39[b]	1,750	2,361,395
5.50%, 07/18/17[b]	1,000	1,218,388
5.88%, 04/01/36[b]	1,750	2,485,827
6.75%, 11/01/25	487	721,698

		417,520,867

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $409,076,154)		417,520,867

Security	Shares	Value

SHORT-TERM INVESTMENTS — 18.74%

MONEY MARKET FUNDS — 18.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	69,567,004	$69,567,004
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	6,195,951	6,195,951
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	4,268,113	4,268,113

		80,031,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,031,068)		80,031,068

TOTAL INVESTMENTS IN SECURITIES — 118.32%
(Cost: $496,315,392)		505,384,246
Other Assets, Less Liabilities — (18.32)%		(78,239,701)

NET ASSETS — 100.00%		$427,144,545

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 85.68%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$100	$101,486
10.00%, 07/15/17 (Call 07/15/13)	200	221,000
Omnicom Group Inc.
3.63%, 05/01/22	550	577,641
4.45%, 08/15/20	200	226,306
5.90%, 04/15/16	1,050	1,202,699
WPP Finance 2010
4.75%, 11/21/21	600	654,520

		2,983,652
AEROSPACE & DEFENSE — 1.32%
Boeing Co. (The)
3.50%, 02/15/15	300	319,556
4.88%, 02/15/20	500	603,155
5.00%, 03/15/14	425	448,392
5.88%, 02/15/40	250	348,649
6.88%, 03/15/39	450	686,757
Embraer SA
5.15%, 06/15/22	500	542,500
General Dynamics Corp.
2.25%, 07/15/16	150	157,949
2.25%, 11/15/22 (Call 08/15/22)	500	498,314
3.88%, 07/15/21 (Call 04/15/21)	100	112,679
5.25%, 02/01/14	1,000	1,052,139
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	500	553,364
6.80%, 07/01/36	250	361,604
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	550	622,990
5.20%, 10/15/19	300	344,961
Lockheed Martin Corp.
2.13%, 09/15/16	200	208,239
3.35%, 09/15/21	984	1,044,972
4.25%, 11/15/19	300	337,238
Series B
6.15%, 09/01/36	618	810,188
Northrop Grumman Corp.
3.50%, 03/15/21	750	805,352
5.05%, 08/01/19[a]	500	584,925
Raytheon Co.
3.13%, 10/15/20	1,100	1,189,044
4.88%, 10/15/40	250	288,374
6.40%, 12/15/18	150	190,162
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	53,311
5.25%, 07/15/19	100	119,870
United Technologies Corp.
1.80%, 06/01/17	500	515,463
4.50%, 04/15/20	750	881,962
4.50%, 06/01/42	800	908,029
4.88%, 05/01/15	770	847,421
5.70%, 04/15/40	850	1,121,482
6.05%, 06/01/36	885	1,166,169

Security	Principal (000s)	Value

6.13%, 02/01/19	$725	$910,693

		18,635,903
AGRICULTURE — 1.08%
Altria Group Inc.
4.13%, 09/11/15	700	764,347
4.25%, 08/09/42	750	744,910
4.75%, 05/05/21	700	795,751
9.25%, 08/06/19	246	342,815
9.70%, 11/10/18	1,425	2,020,712
10.20%, 02/06/39	700	1,183,959
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171	208,540
5.45%, 03/15/18	430	514,497
5.77%, 03/01/41	900	1,142,130
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	350	374,616
8.50%, 06/15/19	300	389,474
Lorillard Tobacco Co.
3.50%, 08/04/16	100	106,040
6.88%, 05/01/20[a]	800	977,459
8.13%, 05/01/40	250	338,333
Philip Morris International Inc.
2.50%, 05/16/16	300	316,162
2.50%, 08/22/22	500	501,799
2.90%, 11/15/21	675	704,378
3.88%, 08/21/42[a]	250	251,517
5.65%, 05/16/18	800	979,772
6.38%, 05/16/38	750	1,019,465
6.88%, 03/17/14	456	493,444
Reynolds American Inc.
3.25%, 11/01/22	250	253,647
6.75%, 06/15/17	580	707,027
7.25%, 06/15/37	114	152,195

		15,282,989
AIRLINES — 0.25%
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	47	48,903
American Airlines Inc. 2011-2 Pass Through Trust Class A
8.63%, 04/15/23[a]	141	145,956
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	224	249,088
7.25%, 05/10/21	438	504,033

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	$500	$523,750
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21[a]	205	235,094
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	87	94,431
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21[a]	1,000	1,061,250
Southwest Airlines Co.
5.25%, 10/01/14	600	639,375

		3,501,880
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	162,235

		162,235
AUTO MANUFACTURERS — 0.16%
Daimler Finance North America LLC
6.50%, 11/15/13	546	575,823
8.50%, 01/18/31	550	855,489
Ford Motor Co.
6.50%, 08/01/18[a]	500	572,500
7.45%, 07/16/31[a]	250	312,500

		2,316,312
AUTO PARTS & EQUIPMENT — 0.12%
BorgWarner Inc.
4.63%, 09/15/20	100	109,911
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)(a)	350	375,431
4.25%, 03/01/21	650	718,575
5.00%, 03/30/20	250	287,858
5.70%, 03/01/41[a]	200	240,314

		1,732,089
BANKS — 17.35%
Abbey National Treasury Services PLC
4.00%, 04/27/16	1,100	1,154,855
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	109,221
Banco do Brasil SA
3.88%, 10/10/22	500	502,500
Bancolombia SA
5.95%, 06/03/21[a]	500	577,500
Bank of America Corp.
3.63%, 03/17/16	600	636,568
3.70%, 09/01/15	1,200	1,268,400
4.50%, 04/01/15	1,200	1,278,704
5.00%, 05/13/21	1,250	1,432,553
5.25%, 12/01/15[a]	700	759,038
5.42%, 03/15/17	700	762,842
5.63%, 07/01/20	1,250	1,470,307
5.65%, 05/01/18	800	924,104
5.70%, 01/24/22	1,900	2,306,291

Security	Principal (000s)	Value

5.75%, 12/01/17	$250	$288,426
5.88%, 01/05/21	500	598,325
5.88%, 02/07/42	250	313,130
6.50%, 08/01/16	1,600	1,855,503
7.38%, 05/15/14	1,650	1,792,744
7.63%, 06/01/19	400	509,657
Series 1
3.75%, 07/12/16	1,900	2,031,536
Bank of America N.A.
5.30%, 03/15/17	1,000	1,112,571
6.00%, 10/15/36	426	526,776
Bank of Montreal
1.75%, 04/29/14	1,650	1,677,744
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	1,000	1,037,859
2.30%, 07/28/16	1,100	1,152,702
3.55%, 09/23/21 (Call 08/23/21)	750	820,143
4.30%, 05/15/14	950	1,000,833
5.45%, 05/15/19	200	240,143
Bank of Nova Scotia
1.85%, 01/12/15	500	511,796
2.55%, 01/12/17	1,000	1,055,519
2.90%, 03/29/16	500	530,780
3.40%, 01/22/15	634	669,300
4.38%, 01/13/21	150	173,668
Barclays Bank PLC
5.00%, 09/22/16	350	394,289
5.13%, 01/08/20	1,350	1,540,783
5.14%, 10/14/20	250	261,200
5.20%, 07/10/14	1,750	1,864,574
6.75%, 05/22/19	750	919,937
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)[a]	500	509,207
2.15%, 03/22/17 (Call 02/22/17)	450	467,676
3.20%, 03/15/16 (Call 02/16/16)	500	534,418
6.85%, 04/30/19	800	1,023,692
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	500	499,981
BNP Paribas SA
3.25%, 03/11/15	1,250	1,302,413
5.00%, 01/15/21	1,250	1,399,524
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	350	351,240
1.45%, 09/13/13	200	201,706
2.35%, 12/11/15	300	314,128
Capital One Financial Corp.
2.13%, 07/15/14	150	152,703
2.15%, 03/23/15	250	256,127
3.15%, 07/15/16	150	159,546
4.75%, 07/15/21	400	462,424
6.75%, 09/15/17	250	306,995
7.38%, 05/23/14	1,250	1,367,534
Citigroup Inc.
3.95%, 06/15/16	1,600	1,723,645
4.45%, 01/10/17	2,450	2,709,669
4.50%, 01/14/22[a]	1,800	2,020,389
4.75%, 05/19/15	1,850	1,998,646
5.00%, 09/15/14	1,300	1,369,289
5.38%, 08/09/20	1,400	1,641,639
6.00%, 12/13/13	1,000	1,051,993
6.00%, 08/15/17	750	881,709
6.00%, 10/31/33	1,155	1,235,086
6.01%, 01/15/15	500	547,227

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.13%, 11/21/17	$1,250	$1,485,464
6.13%, 05/15/18	500	598,550
6.88%, 03/05/38	1,150	1,540,384
8.13%, 07/15/39	750	1,123,972
8.50%, 05/22/19	1,300	1,735,297
Comerica Bank
5.75%, 11/21/16	1,000	1,150,192
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	500	512,405
Credit Suisse New York
3.50%, 03/23/15	1,100	1,163,354
4.38%, 08/05/20	1,000	1,138,610
5.30%, 08/13/19	700	831,692
5.40%, 01/14/20	600	674,969
5.50%, 05/01/14	800	852,831
6.00%, 02/15/18	500	574,007
Deutsche Bank AG London
3.25%, 01/11/16	1,050	1,115,073
3.45%, 03/30/15	1,000	1,055,736
6.00%, 09/01/17	450	541,032
Discover Bank
7.00%, 04/15/20	550	679,827
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	900	954,372
3.63%, 01/25/16	500	535,538
8.25%, 03/01/38	350	499,700
First Horizon National Corp.
5.38%, 12/15/15[a]	250	273,799
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	1,350	1,406,817
3.63%, 02/07/16	1,800	1,904,954
3.70%, 08/01/15	250	263,626
5.00%, 10/01/14	867	924,066
5.25%, 10/15/13	1,112	1,153,527
5.25%, 07/27/21[a]	2,750	3,137,889
5.35%, 01/15/16	1,250	1,385,569
5.38%, 03/15/20	750	857,470
5.63%, 01/15/17	1,150	1,258,537
5.75%, 01/24/22[a]	2,450	2,897,572
5.95%, 01/18/18	1,200	1,384,780
5.95%, 01/15/27	570	611,882
6.00%, 05/01/14	250	266,796
6.00%, 06/15/20	250	295,492
6.13%, 02/15/33[a]	1,250	1,446,587
6.15%, 04/01/18	1,256	1,462,119
6.25%, 09/01/17	600	699,752
6.25%, 02/01/41	700	844,656
6.75%, 10/01/37	875	972,401
7.50%, 02/15/19	1,050	1,315,120
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,205	1,251,213
4.88%, 08/24/20[a]	750	824,187
HSBC Holdings PLC
4.00%, 03/30/22	800	874,340
5.10%, 04/05/21	1,050	1,236,430
6.10%, 01/14/42	300	398,923
6.50%, 05/02/36	800	959,427
6.50%, 09/15/37	949	1,143,723
6.80%, 06/01/38	800	1,000,810
J.P. Morgan Chase & Co.
1.88%, 03/20/15	650	660,329
2.60%, 01/15/16	250	260,193
3.15%, 07/05/16	500	530,315

Security	Principal (000s)	Value

3.45%, 03/01/16	$3,700	$3,944,518
4.25%, 10/15/20	600	667,434
4.35%, 08/15/21	2,400	2,683,984
4.40%, 07/22/20	1,100	1,231,700
4.50%, 01/24/22	1,100	1,246,347
4.63%, 05/10/21	950	1,082,751
4.65%, 06/01/14	2,150	2,269,791
5.13%, 09/15/14	1,150	1,225,352
5.40%, 01/06/42	600	719,075
5.50%, 10/15/40	300	364,233
5.60%, 07/15/41	900	1,110,334
6.00%, 01/15/18	1,669	1,986,729
6.30%, 04/23/19	450	556,216
6.40%, 05/15/38	625	839,881
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	2,100	2,467,745
KeyCorp
3.75%, 08/13/15	600	640,962
5.10%, 03/24/21	300	350,657
KfW
1.00%, 01/12/15	3,350	3,391,116
1.25%, 10/26/15	1,500	1,533,234
1.25%, 10/05/16[a]	2,000	2,045,201
1.38%, 01/13/14	1,650	1,669,249
1.50%, 04/04/14	1,500	1,522,962
2.00%, 06/01/16[a]	2,100	2,200,196
2.00%, 10/04/22	2,500	2,527,095
2.38%, 08/25/21[a]	1,175	1,238,170
2.63%, 03/03/15	1,500	1,574,428
2.63%, 02/16/16	1,000	1,065,028
2.63%, 01/25/22[a]	1,000	1,072,311
2.75%, 09/08/20	1,500	1,636,121
3.50%, 03/10/14	1,200	1,247,889
4.00%, 01/27/20	1,250	1,470,202
4.50%, 07/16/18[a]	1,050	1,246,398
4.88%, 01/17/17	500	584,020
4.88%, 06/17/19	1,800	2,210,739
5.13%, 03/14/16	1,560	1,790,979
Korea Finance Corp.
4.63%, 11/16/21	300	338,850
Landwirtschaftliche Rentenbank
1.88%, 09/17/18[a]	750	784,312
2.13%, 07/15/16	525	552,803
2.38%, 09/13/17	850	913,241
3.13%, 07/15/15	600	640,930
Series 29
1.38%, 10/23/19	500	502,470
Series G
5.00%, 11/08/16[a]	570	664,873
Lloyds TSB Bank PLC
4.20%, 03/28/17	250	276,128
6.38%, 01/21/21	1,000	1,237,354
Manufacturers and Traders Trust Co.
5.59%, 12/28/20 (Call 12/28/15)(c)	500	500,000
Morgan Stanley
2.88%, 01/24/14	350	355,843
3.80%, 04/29/16	1,400	1,456,159
4.10%, 01/26/15	1,900	1,972,471
4.75%, 04/01/14[a]	800	828,224
5.45%, 01/09/17	450	492,023
5.50%, 07/28/21	1,000	1,139,578
5.63%, 09/23/19	1,000	1,120,787
5.75%, 10/18/16	1,254	1,388,418

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.75%, 01/25/21	$1,700	$1,929,368
5.95%, 12/28/17	900	1,018,947
6.00%, 05/13/14	1,300	1,376,783
6.00%, 04/28/15	1,300	1,414,482
6.38%, 07/24/42	550	643,349
6.63%, 04/01/18	1,332	1,549,452
7.25%, 04/01/32	350	434,815
7.30%, 05/13/19	1,225	1,487,092
National Australia Bank Ltd. New York
2.00%, 03/09/15	750	766,407
National City Corp.
4.90%, 01/15/15	228	245,755
6.88%, 05/15/19	1,000	1,248,629
Northern Trust Corp.
5.50%, 08/15/13	600	621,436
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,000	1,011,099
4.50%, 03/09/15	150	163,259
5.00%, 04/25/17	1,050	1,226,469
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	910	964,928
3.63%, 02/08/15[d]	500	531,408
4.25%, 09/21/15[d]	200	218,674
5.13%, 02/08/20[d]	925	1,106,758
Rabobank Nederland
1.85%, 01/10/14	700	708,855
3.38%, 01/19/17	500	536,104
3.88%, 02/08/22	1,800	1,946,931
4.50%, 01/11/21	500	564,845
5.25%, 05/24/41	250	296,146
Regions Financial Corp.
7.75%, 11/10/14	250	275,625
Royal Bank of Canada
1.45%, 10/30/14	1,300	1,319,697
2.10%, 07/29/13	750	758,350
2.30%, 07/20/16	500	522,898
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	250	256,333
3.40%, 08/23/13	500	508,605
4.38%, 03/16/16[a]	1,100	1,196,965
5.63%, 08/24/20	750	875,999
6.13%, 01/11/21	300	364,441
6.40%, 10/21/19	600	703,344
Sovereign Bank
8.75%, 05/30/18	250	289,845
State Street Corp.
2.88%, 03/07/16	200	212,927
4.30%, 05/30/14	200	211,162
4.38%, 03/07/21	600	707,667
4.96%, 03/15/18	200	226,690
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	500	503,577
3.20%, 07/18/22	1,000	1,028,597
SunTrust Bank
5.00%, 09/01/15[a]	77	83,099
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	643,851
3.60%, 04/15/16 (Call 03/15/16)	150	159,754
Svenska Handelsbanken AB
2.88%, 04/04/17	500	528,489
Toronto-Dominion Bank (The)
1.38%, 07/14/14	100	101,325
2.38%, 10/19/16	800	841,359

Security	Principal (000s)	Value

2.50%, 07/14/16	$300	$315,257
U.S. Bancorp
1.38%, 09/13/13 (Call 08/13/13)	500	503,451
2.20%, 11/15/16 (Call 10/14/16)	500	522,938
2.45%, 07/27/15	900	940,797
2.88%, 11/20/14[a]	400	418,176
3.00%, 03/15/22 (Call 02/15/22)	250	263,210
4.13%, 05/24/21 (Call 04/23/21)	200	229,234
4.20%, 05/15/14	1,100	1,158,092
UBS AG Stamford
3.88%, 01/15/15	1,250	1,320,568
4.88%, 08/04/20	500	582,145
5.75%, 04/25/18	650	771,828
5.88%, 12/20/17	800	951,920
Series 10
5.88%, 07/15/16	600	669,387
Union Bank N.A.
5.95%, 05/11/16	600	682,496
US Bank N.A.
4.80%, 04/15/15	640	696,498
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	1,570	1,688,687
5.85%, 02/01/37	500	634,220
6.60%, 01/15/38	1,250	1,739,546
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	1,100	1,262,726
5.75%, 02/01/18	1,150	1,384,855
Wells Fargo & Co.
1.25%, 02/13/15	750	756,141
3.50%, 03/08/22	2,050	2,208,418
3.68%, 06/15/16[b]	1,300	1,410,548
3.75%, 10/01/14	850	897,906
4.60%, 04/01/21	800	925,130
5.13%, 09/15/16[a]	1,075	1,223,788
5.63%, 12/11/17	1,300	1,554,315
Wells Fargo Bank N.A.
4.75%, 02/09/15	750	808,638
Westpac Banking Corp.
3.00%, 08/04/15	600	632,027
4.20%, 02/27/15	1,250	1,341,985
4.88%, 11/19/19	800	931,456

		245,554,217
BEVERAGES — 2.03%
Anheuser-Busch Companies LLC
5.50%, 01/15/18[a]	705	842,994
6.45%, 09/01/37	478	676,088
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	750	757,105
1.50%, 07/14/14[a]	1,600	1,623,117
2.50%, 07/15/22	1,000	1,003,570
2.88%, 02/15/16	250	265,452
3.75%, 07/15/42	500	500,846
4.13%, 01/15/15[a]	450	483,167
4.38%, 02/15/21[a]	75	86,830
5.38%, 11/15/14	900	980,615
5.38%, 01/15/20	534	654,742
6.38%, 01/15/40	750	1,068,549
7.75%, 01/15/19	250	335,376
8.20%, 01/15/39	350	575,500
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	156,837
5.38%, 01/15/16	45	50,719

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Bottling Group LLC
6.95%, 03/15/14	$600	$648,414
Brown-Forman Corp.
2.50%, 01/15/16	300	311,316
Coca-Cola Co. (The)
1.65%, 03/14/18	950	978,546
1.80%, 09/01/16	1,100	1,142,053
3.15%, 11/15/20	900	989,121
3.30%, 09/01/21	500	553,710
3.63%, 03/15/14	1,200	1,247,288
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	257,396
3.50%, 09/15/20	250	264,716
4.50%, 09/01/21 (Call 06/01/21)	200	223,825
Diageo Capital PLC
5.75%, 10/23/17	1,426	1,727,168
5.88%, 09/30/36	228	295,757
Diageo Finance BV
5.30%, 10/28/15	500	565,737
Diageo Investment Corp.
4.25%, 05/11/42	500	538,698
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	250	264,217
3.20%, 11/15/21 (Call 08/15/21)	700	734,885
Molson Coors Brewing Co.
2.00%, 05/01/17	500	511,423
5.00%, 05/01/42	250	279,481
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	285	414,959
PepsiCo Inc.
0.70%, 08/13/15	500	502,365
2.50%, 05/10/16	900	952,345
2.75%, 03/05/22	500	518,325
3.00%, 08/25/21[a]	1,300	1,386,682
3.10%, 01/15/15	300	315,183
3.75%, 03/01/14	750	780,312
4.00%, 03/05/42	500	516,618
5.50%, 01/15/40	500	639,049
7.90%, 11/01/18	775	1,046,241

		28,667,337
BIOTECHNOLOGY — 0.78%
Amgen Inc.
2.13%, 05/15/17	1,000	1,035,872
2.30%, 06/15/16	300	313,379
3.88%, 11/15/21 (Call 08/15/21)	2,062	2,255,925
4.10%, 06/15/21 (Call 03/15/21)	400	444,237
5.15%, 11/15/41 (Call 05/15/41)	1,000	1,141,735
5.65%, 06/15/42 (Call 12/15/41)	300	365,054
5.75%, 03/15/40	200	242,989
5.85%, 06/01/17	925	1,107,764
6.38%, 06/01/37	500	639,157
Celgene Corp.
3.25%, 08/15/22	500	513,076
3.95%, 10/15/20	200	217,057
Genentech Inc.
5.25%, 07/15/35	137	164,848
Gilead Sciences Inc.
2.40%, 12/01/14	134	138,375
3.05%, 12/01/16	100	106,946

Security	Principal (000s)	Value

4.40%, 12/01/21 (Call 09/01/21)	$1,050	$1,200,807
4.50%, 04/01/21 (Call 01/01/21)	200	228,201
5.65%, 12/01/41 (Call 06/01/41)	300	378,315
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	167,465
6.00%, 03/01/20	300	354,847

		11,016,049
BUILDING MATERIALS — 0.14%
CRH America Inc.
5.30%, 10/15/13	570	590,602
6.00%, 09/30/16	744	836,678
Owens Corning Inc.
6.50%, 12/01/16	450	503,301

		1,930,581
CHEMICALS — 1.54%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	450	449,704
6.13%, 01/15/41 (Call 07/15/40)	250	309,323
6.75%, 01/15/19[a]	250	311,117
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	259,592
3.00%, 11/03/21	500	524,866
4.38%, 08/21/19	150	173,035
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	500	526,336
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	221,920
Cabot Corp.
3.70%, 07/15/22[a]	350	356,873
CF Industries Inc.
7.13%, 05/01/20	500	632,114
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)[a]	960	1,049,306
5.90%, 02/15/15	500	552,686
7.60%, 05/15/14	1,076	1,177,829
8.55%, 05/15/19	950	1,282,031
9.40%, 05/15/39	700	1,146,157
E.I. du Pont de Nemours and Co.
2.75%, 04/01/16	500	529,562
3.63%, 01/15/21	484	538,158
4.63%, 01/15/20	550	645,865
5.25%, 12/15/16	228	265,339
5.88%, 01/15/14	102	108,067
6.00%, 07/15/18	1,029	1,278,136
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	750	787,532
5.50%, 11/15/19	600	706,381
Ecolab Inc.
3.00%, 12/08/16	550	585,748
4.35%, 12/08/21	550	617,162
5.50%, 12/08/41	100	120,915
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	106,504
Lubrizol Corp.
8.88%, 02/01/19[a]	250	349,626
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	350	348,250
2.75%, 04/15/16	150	159,022
5.88%, 04/15/38	150	204,592

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	$300	$320,740
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	450	492,717
5.25%, 05/15/14	250	266,172
5.63%, 12/01/40	350	434,319
6.50%, 05/15/19[a]	250	314,740
PPG Industries Inc.
1.90%, 01/15/16	100	102,966
3.60%, 11/15/20	100	108,432
5.50%, 11/15/40	250	293,518
6.65%, 03/15/18	150	186,679
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	600	594,385
2.45%, 02/15/22 (Call 11/15/21)[a]	500	506,120
3.00%, 09/01/21	100	106,105
4.05%, 03/15/21	200	228,249
4.63%, 03/30/15[a]	500	545,365
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	296,052
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125	131,068
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	54,095
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	500	546,111

		21,851,581
COMMERCIAL SERVICES — 0.42%
ADT Corp. (The)
2.25%, 07/15/17[e]	900	899,445
3.50%, 07/15/22[e]	300	299,797
Emory University
5.63%, 09/01/19	250	310,830
Equifax Inc.
6.30%, 07/01/17	100	117,523
Johns Hopkins University
5.25%, 07/01/19	250	303,619
Massachusetts Institute of Technology
5.60%, 07/01/11	500	732,812
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	250	268,179
5.50%, 09/01/20[a]	100	113,773
Princeton University
Series A
4.95%, 03/01/19	250	300,234
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	217,649
Stanford University
4.75%, 05/01/19	159	189,613
Vanderbilt University
5.25%, 04/01/19	250	300,862
Verisk Analytics Inc.
4.13%, 09/12/22[a]	450	459,692
Western Union Co. (The)
3.65%, 08/22/18	250	269,200
5.25%, 04/01/20[a]	160	181,224
5.93%, 10/01/16	650	746,025
Yale University
2.90%, 10/15/14	250	261,396

		5,971,873

Security	Principal (000s)	Value

COMPUTERS — 1.17%
Computer Sciences Corp.
6.50%, 03/15/18	$600	$685,752
Dell Inc.
2.30%, 09/10/15[a]	1,350	1,387,662
5.40%, 09/10/40[a]	500	511,571
5.88%, 06/15/19[a]	200	230,599
Hewlett-Packard Co.
1.25%, 09/13/13	250	249,044
2.13%, 09/13/15	400	390,992
2.60%, 09/15/17[a]	800	761,213
2.65%, 06/01/16	400	390,647
4.30%, 06/01/21	1,700	1,600,648
4.38%, 09/15/21[a]	150	141,774
4.75%, 06/02/14	1,000	1,031,456
6.00%, 09/15/41[a]	300	282,761
6.13%, 03/01/14	1,100	1,149,388
International Business Machines Corp.
0.55%, 02/06/15	900	898,573
0.88%, 10/31/14	750	755,321
1.25%, 02/06/17	800	809,356
1.95%, 07/22/16	1,100	1,142,738
2.90%, 11/01/21[a]	1,300	1,388,747
4.00%, 06/20/42	990	1,044,865
5.60%, 11/30/39	42	54,776
5.70%, 09/14/17	784	951,114
7.63%, 10/15/18	570	765,003

		16,624,000
COSMETICS & PERSONAL CARE — 0.41%
Avon Products Inc.
6.50%, 03/01/19[a]	600	660,989
Colgate-Palmolive Co.
1.30%, 01/15/17	600	611,801
2.95%, 11/01/20[a]	250	267,156
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	100,796
Procter & Gamble Co. (The)
1.45%, 08/15/16	900	924,185
2.30%, 02/06/22	500	512,181
3.50%, 02/15/15	725	769,786
4.70%, 02/15/19[a]	750	888,858
5.55%, 03/05/37	828	1,122,078

		5,857,830
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
3.38%, 11/01/15	250	259,882
Ingram Micro Inc.
5.25%, 09/01/17	150	160,616

		420,498
DIVERSIFIED FINANCIAL SERVICES — 6.41%
Alterra Finance LLC
6.25%, 09/30/20	100	113,854
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[c]	128	136,960
7.00%, 03/19/18	1,256	1,598,279

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

7.25%, 05/20/14	$800	$875,202
8.13%, 05/20/19	750	1,034,162
8.15%, 03/19/38	500	835,088
American Express Credit Corp.
1.75%, 06/12/15	500	510,947
2.75%, 09/15/15	900	947,706
2.80%, 09/19/16	1,900	2,015,213
Series D
5.13%, 08/25/14	450	484,226
Ameriprise Financial Inc.
5.65%, 11/15/15	600	679,673
Associates Corp. of North America
6.95%, 11/01/18	855	1,025,846
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	1,600	1,796,594
5.70%, 11/15/14	570	620,563
7.25%, 02/01/18	750	931,344
Boeing Capital Corp.
4.70%, 10/27/19	250	297,629
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850	1,149,657
Caterpillar Financial Services Corp.
1.05%, 03/26/15	500	505,483
2.05%, 08/01/16	850	886,309
6.13%, 02/17/14	1,030	1,099,573
7.15%, 02/15/19	650	855,174
Charles Schwab Corp. (The)
3.23%, 09/01/22[e]	600	616,030
Countrywide Financial Corp.
6.25%, 05/15/16	575	633,636
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969	1,090,585
7.13%, 07/15/32	150	214,847
Discover Financial Services
5.20%, 04/27/22	250	282,563
Ford Motor Credit Co. LLC
2.50%, 01/15/16[a]	500	504,448
3.00%, 06/12/17	1,000	1,020,691
4.25%, 02/03/17	2,100	2,234,919
5.75%, 02/01/21	2,500	2,847,294
6.63%, 08/15/17	500	582,691
7.00%, 04/15/15	1,597	1,779,786
8.00%, 12/15/16	500	601,944
Franklin Resources Inc.
2.80%, 09/15/22	800	816,661
General Electric Capital Corp.
1.88%, 09/16/13	500	505,664
2.10%, 01/07/14	500	508,475
2.15%, 01/09/15	1,100	1,128,069
2.25%, 11/09/15	150	155,092
2.95%, 05/09/16	1,000	1,056,565
3.50%, 06/29/15	1,300	1,380,672
4.63%, 01/07/21	1,800	2,042,419
4.65%, 10/17/21	1,000	1,135,413
4.88%, 03/04/15	1,050	1,140,043
5.00%, 01/08/16	1,410	1,560,685
5.30%, 02/11/21	750	865,160
5.40%, 02/15/17	750	866,647
5.63%, 09/15/17	1,050	1,240,663
5.63%, 05/01/18	1,200	1,428,089
5.65%, 06/09/14	850	913,568
5.88%, 01/14/38	2,650	3,190,132
5.90%, 05/13/14	500	537,427

Security	Principal (000s)	Value

6.00%, 08/07/19	$1,425	$1,744,118
6.38%, 11/15/67 (Call 11/15/17)[c]	400	423,000
6.88%, 01/10/39	1,350	1,828,842
Series A
3.75%, 11/14/14	800	846,404
6.75%, 03/15/32	1,267	1,649,281
Goldman Sachs Capital I
6.35%, 02/15/34	570	584,250
HSBC Finance Corp.
5.00%, 06/30/15	1,350	1,457,607
5.50%, 01/19/16	750	824,190
6.68%, 01/15/21	1,164	1,375,656
Jefferies Group Inc.
3.88%, 11/09/15	200	204,500
5.13%, 04/13/18	450	464,625
6.45%, 06/08/27	250	260,000
8.50%, 07/15/19	750	877,500
John Deere Capital Corp.
0.88%, 04/17/15	750	754,448
1.60%, 03/03/14	500	506,672
1.85%, 09/15/16	200	206,956
2.25%, 06/07/16	500	523,069
2.75%, 03/15/22	850	872,625
2.95%, 03/09/15	400	420,870
3.15%, 10/15/21[a]	750	809,774
Lazard Group LLC
6.85%, 06/15/17	300	340,301
Legg Mason Inc.
5.50%, 05/21/19[e]	250	274,443
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741	785,850
6.05%, 05/16/16	650	709,874
6.11%, 01/29/37	300	324,684
6.40%, 08/28/17	776	906,189
6.88%, 04/25/18	1,275	1,515,103
7.75%, 05/14/38	1,150	1,485,032
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	90,310
5.55%, 01/15/20	250	269,653
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	750	753,650
3.05%, 02/15/22 (Call 11/15/21)	750	788,581
10.38%, 11/01/18	500	740,884
Series C
8.00%, 03/01/32	325	498,903
Nomura Holdings Inc.
4.13%, 01/19/16	500	523,346
5.00%, 03/04/15[a]	250	264,631
6.70%, 03/04/20	550	644,296
ORIX Corp.
4.71%, 04/27/15	500	526,551
PACCAR Financial Corp.
0.70%, 11/16/15	500	499,952
1.55%, 09/29/14	500	508,143
Raymond James Financial Inc.
4.25%, 04/15/16	50	53,122
SLM Corp.
4.63%, 09/25/17	300	303,000
5.00%, 10/01/13[a]	545	558,625
5.63%, 08/01/33	250	232,500
6.00%, 01/25/17	500	535,000
6.25%, 01/25/16	528	568,920
7.25%, 01/25/22	500	550,000

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

8.00%, 03/25/20	$150	$170,625
8.45%, 06/15/18	600	693,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500	524,380
5.13%, 03/01/17[a]	1,121	1,310,642
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	294,079
Toyota Motor Credit Corp.
1.00%, 02/17/15	750	755,367
1.25%, 11/17/14	1,100	1,113,875
2.00%, 09/15/16	750	776,002
3.20%, 06/17/15	550	584,281
3.30%, 01/12/22	800	864,881
3.40%, 09/15/21	400	435,556

		90,688,978
ELECTRIC — 5.75%
Alabama Power Co.
3.38%, 10/01/20[a]	500	549,307
4.10%, 01/15/42	450	474,432
6.00%, 03/01/39	500	667,480
Appalachian Power Co.
7.00%, 04/01/38	750	1,037,300
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	376,226
5.80%, 06/30/14	400	428,705
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	1,000	957,377
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	250	314,975
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	500	519,054
3.40%, 09/01/21 (Call 06/01/21)	200	218,039
5.80%, 03/15/18[a]	405	493,592
6.45%, 01/15/38	500	698,942
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	550	697,159
6.30%, 08/15/37	548	756,369
6.65%, 04/01/19[a]	600	773,097
Series 12-A
4.20%, 03/15/42[a]	250	267,551
Constellation Energy Group Inc.
4.55%, 06/15/15	434	467,379
Consumers Energy Co.
6.70%, 09/15/19	850	1,114,508
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)[a]	500	536,724
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	250	261,505
5.70%, 10/01/37	550	728,691
Dominion Resources Inc.
4.45%, 03/15/21	500	573,054
7.00%, 06/15/38	250	367,194
8.88%, 01/15/19	600	816,757
Series C
5.15%, 07/15/15	417	463,014
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	450	507,393
4.25%, 12/15/41 (Call 06/15/41)	710	767,156
6.05%, 04/15/38	500	673,115
Duke Energy Corp.

Security	Principal (000s)	Value

1.63%, 08/15/17	$500	$504,787
2.15%, 11/15/16	450	464,985
3.05%, 08/15/22 (Call 05/15/22)	300	304,743
3.55%, 09/15/21 (Call 06/15/21)	200	213,548
3.95%, 09/15/14	500	528,171
6.30%, 02/01/14	1,125	1,196,666
Duke Energy Indiana Inc.
6.35%, 08/15/38	600	814,359
Edison International
3.75%, 09/15/17	200	216,247
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	330,131
Entergy Louisiana LLC
1.88%, 12/15/14	700	715,875
Entergy Texas Inc.
7.13%, 02/01/19	500	631,440
Exelon Corp.
4.90%, 06/15/15[a]	457	500,080
Exelon Generation Co. LLC
5.20%, 10/01/19[a]	800	912,861
5.35%, 01/15/14	434	455,752
5.60%, 06/15/42 (Call 12/15/41)[e]	605	666,661
6.25%, 10/01/39	500	592,542
FirstEnergy Corp.
Series C
7.38%, 11/15/31	570	743,690
FirstEnergy Solutions Corp.
4.80%, 02/15/15	500	539,359
6.05%, 08/15/21	500	572,401
6.80%, 08/15/39	700	805,920
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	314,697
5.95%, 02/01/38	475	645,159
5.96%, 04/01/39	600	824,336
Florida Power Corp.
5.65%, 04/01/40	200	256,898
6.40%, 06/15/38	485	675,978
FPL Group Capital Inc.
6.00%, 03/01/19	150	177,264
Georgia Power Co.
4.30%, 03/15/42	1,250	1,350,453
5.40%, 06/01/40	200	246,817
Great Plains Energy Inc.
2.75%, 08/15/13	500	505,750
4.85%, 06/01/21 (Call 03/01/21)	50	55,555
Iberdrola International BV
6.75%, 07/15/36	200	211,212
Indiana Michigan Power Co.
7.00%, 03/15/19	600	743,261
Integrys Energy Group Inc.
4.17%, 11/01/20	100	105,959
Interstate Power & Light Co.
6.25%, 07/15/39	100	132,851
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	228,610
Kentucky Utilities Co.
1.63%, 11/01/15	50	51,299
5.13%, 11/01/40 (Call 05/01/40)	350	439,644
LG&E and KU Energy LLC
2.13%, 11/15/15	200	204,339
4.38%, 10/01/21 (Call 07/01/21)	500	553,361
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	650	784,998

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.13%, 04/01/36	$838	$1,085,248
6.50%, 09/15/37	550	749,914
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	300	334,835
Nevada Power Co.
6.65%, 04/01/36	550	760,336
7.13%, 03/15/19[a]	900	1,164,605
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	500	503,412
4.50%, 06/01/21 (Call 03/01/21)	750	831,245
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	500	549,071
5.80%, 02/01/42 (Call 08/01/41)	100	115,644
6.40%, 03/15/18	800	976,526
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	251,910
5.50%, 03/15/40	125	161,644
Oglethorpe Power Corp.
5.25%, 09/01/50	200	242,179
5.38%, 11/01/40[a]	295	360,537
Ohio Power Co. Series M
5.38%, 10/01/21[a]	550	679,134
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	400	492,180
Oncor Electric Delivery Co.
6.80%, 09/01/18	150	184,484
7.00%, 09/01/22	535	683,013
7.50%, 09/01/38	1,000	1,313,828
Pacific Gas & Electric Co.
4.80%, 03/01/14	563	591,295
5.40%, 01/15/40	400	490,615
6.05%, 03/01/34	775	1,010,126
6.25%, 03/01/39	1,100	1,502,031
8.25%, 10/15/18	650	888,100
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)[a]	750	788,606
3.85%, 06/15/21 (Call 03/15/21)[a]	900	1,014,429
6.00%, 01/15/39	500	677,059
Portland General Electric Co.
6.10%, 04/15/19	200	244,696
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	159,441
5.20%, 07/15/41 (Call 01/15/41)	400	495,536
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	200	216,401
6.20%, 05/15/16	272	312,770
Progress Energy Carolinas
5.30%, 01/15/19	1,350	1,624,630
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	200	223,397
7.75%, 03/01/31	500	693,778
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	108,152
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	750	752,623
4.75%, 08/15/41 (Call 02/15/41)	50	58,348
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	225,420
Public Service Electric & Gas Co.
5.50%, 03/01/40[a]	500	647,472
Series D
5.70%, 12/01/36	250	326,216

Security	Principal (000s)	Value

Series G
0.85%, 08/15/14	$1,000	$1,005,050
Puget Sound Energy Inc.
5.76%, 10/01/39	250	330,812
5.76%, 07/15/40	250	332,461
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	214,943
3.95%, 11/15/41	450	478,986
6.00%, 06/01/39[a]	200	278,950
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	208,002
4.75%, 05/15/21 (Call 02/15/21)	800	871,526
Sierra Pacific Power Co.
5.45%, 09/01/13	150	155,319
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250	328,815
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	396,050
5.50%, 08/15/18	700	858,397
5.50%, 03/15/40	550	716,848
5.75%, 04/01/35	600	783,599
6.00%, 01/15/34	457	606,853
Southern Co. (The)
1.95%, 09/01/16[a]	875	901,794
2.38%, 09/15/15	200	208,538
Southern Power Co.
5.15%, 09/15/41	100	116,885
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	527,167
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	512,440
TECO Finance Inc.
6.57%, 11/01/17	600	722,720
TransAlta Corp.
4.75%, 01/15/15	750	792,256
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	500	551,285
UIL Holdings Corp.
4.63%, 10/01/20	100	107,589
Union Electric Co.
6.70%, 02/01/19[a]	1,250	1,588,542
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	400	425,458
5.40%, 04/30/18	486	588,031
8.88%, 11/15/38	600	1,056,461
Series A
6.00%, 05/15/37	300	402,156
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[a]	550	602,956
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	210,974
4.25%, 12/15/19	450	520,713
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,400	1,654,434
6.50%, 07/01/36	800	1,089,879

		81,362,529
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.25%, 11/15/20	250	289,627
5.00%, 04/15/19	700	829,273

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Energizer Holdings Inc.
4.70%, 05/24/22	$250	$265,560

		1,384,460
ELECTRONICS — 0.54%
Agilent Technologies Inc.
5.00%, 07/15/20	500	576,574
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	314,734
Avnet Inc.
4.88%, 12/01/22	500	512,612
Honeywell International Inc.
4.25%, 03/01/21	450	531,971
5.00%, 02/15/19	250	298,258
5.30%, 03/01/18	600	724,323
5.70%, 03/15/37	500	665,083
Koninklijke Philips Electronics NV
3.75%, 03/15/22	200	219,768
5.00%, 03/15/42	250	286,728
5.75%, 03/11/18	800	974,437
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,576
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	275	279,671
2.25%, 08/15/16	800	825,232
3.20%, 03/01/16	600	631,958
4.50%, 03/01/21	650	738,153

		7,634,078
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance (USA) Inc.
1.63%, 05/08/17	500	507,115
2.88%, 05/08/22	250	257,666
Fluor Corp.
3.38%, 09/15/21	300	321,865

		1,086,646
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	150	179,866

		179,866
ENVIRONMENTAL CONTROL — 0.29%
Republic Services Inc.
3.80%, 05/15/18	1,000	1,105,459
4.75%, 05/15/23	250	284,011
6.20%, 03/01/40	500	638,230
Waste Management Inc.
2.60%, 09/01/16	100	105,254
6.10%, 03/15/18	250	300,998
6.13%, 11/30/39	300	379,043
6.38%, 03/11/15	750	841,031
7.00%, 07/15/28	114	152,007
7.38%, 03/11/19	250	317,757

		4,123,790

Security	Principal (000s)	Value

FOOD — 1.87%
Campbell Soup Co.
3.05%, 07/15/17	$500	$541,142
ConAgra Foods Inc.
3.25%, 09/15/22	750	752,607
7.00%, 04/15/19	700	862,282
Delhaize Group SA
4.13%, 04/10/19[a]	250	255,499
6.50%, 06/15/17[a]	450	509,953
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	740,933
5.20%, 03/17/15	250	275,419
5.65%, 02/15/19	1,275	1,540,483
H.J. Heinz Co.
1.50%, 03/01/17[a]	250	253,787
2.85%, 03/01/22 (Call 12/01/21)[a]	350	358,169
3.13%, 09/12/21 (Call 06/12/21)	350	367,867
5.35%, 07/15/13	250	257,272
Hershey Co. (The)
1.50%, 11/01/16	500	512,223
4.13%, 12/01/20	100	113,595
Ingredion Inc.
4.63%, 11/01/20[a]	150	168,093
Kellogg Co.
1.75%, 05/17/17	500	510,512
1.88%, 11/17/16	400	412,552
4.00%, 12/15/20	600	671,759
Series B
7.45%, 04/01/31	342	480,894
Kraft Foods Group Inc.
5.00%, 06/04/42[e]	500	554,587
Kraft Foods Inc.
4.13%, 02/09/16	1,050	1,151,545
5.38%, 02/10/20	1,350	1,637,827
6.13%, 02/01/18	1,140	1,404,742
6.13%, 08/23/18	900	1,122,366
6.50%, 02/09/40	1,150	1,544,077
6.88%, 02/01/38	1,000	1,366,667
Kroger Co. (The)
2.20%, 01/15/17	750	768,971
3.40%, 04/15/22 (Call 01/15/22)[a]	1,000	1,043,257
5.40%, 07/15/40 (Call 01/15/40)	250	279,387
7.50%, 01/15/14	700	752,266
7.50%, 04/01/31	350	459,714
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	300	330,646
Ralcorp Holdings Inc.
4.95%, 08/15/20	100	104,834
Safeway Inc.
3.95%, 08/15/20[a]	750	744,652
Sysco Corp.
2.60%, 06/12/22	500	512,426
6.63%, 03/17/39	100	146,916
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)[a]	500	539,043
Unilever Capital Corp.
2.75%, 02/10/16	1,050	1,113,916
4.25%, 02/10/21	700	811,108
5.90%, 11/15/32	342	476,767

		26,450,755

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.38%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22[a]	$600	$637,194
7.25%, 07/29/19	100	118,990
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	204,480
6.25%, 09/01/42	250	266,182
Georgia-Pacific LLC
7.75%, 11/15/29	500	688,346
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	750	850,011
6.00%, 11/15/41 (Call 05/15/41)	50	59,863
7.50%, 08/15/21[a]	400	527,690
7.95%, 06/15/18	347	448,120
9.38%, 05/15/19	950	1,295,794
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	248,321

		5,344,991
GAS — 0.29%
AGL Capital Corp.
5.25%, 08/15/19	200	241,180
5.88%, 03/15/41 (Call 09/15/40)	450	597,650
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	100	126,583
8.50%, 03/15/19	300	401,896
National Grid PLC
6.30%, 08/01/16	400	464,913
Questar Corp.
2.75%, 02/01/16	50	52,458
Sempra Energy
2.00%, 03/15/14	250	253,993
2.30%, 04/01/17	750	774,634
6.00%, 10/15/39	500	645,055
9.80%, 02/15/19	400	561,013

		4,119,375
HAND & MACHINE TOOLS — 0.04%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	500	520,164

		520,164
HEALTH CARE — PRODUCTS — 0.86%
Baxter International Inc.
1.85%, 01/15/17	1,000	1,035,726
5.38%, 06/01/18	900	1,090,665
Becton, Dickinson and Co.
3.25%, 11/12/20	1,150	1,245,630
Boston Scientific Corp.
6.00%, 01/15/20	1,750	2,077,202
CareFusion Corp.
5.13%, 08/01/14	400	425,124
Covidien International Finance SA
6.00%, 10/15/17	550	662,587
6.55%, 10/15/37	500	705,651
CR Bard Inc.
1.38%, 01/15/18	300	301,645
2.88%, 01/15/16	100	105,547

Security	Principal (000s)	Value

Hospira Inc.
6.05%, 03/30/17	$350	$409,085
Medtronic Inc.
3.00%, 03/15/15	500	526,143
3.13%, 03/15/22 (Call 12/15/21)	600	639,786
4.45%, 03/15/20	700	807,656
5.55%, 03/15/40	500	659,044
5.60%, 03/15/19	250	301,158
St. Jude Medical Inc.
2.50%, 01/15/16	100	103,772
3.75%, 07/15/14	300	314,473
Stryker Corp.
2.00%, 09/30/16	300	310,513
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	523,845

		12,245,252
HEALTH CARE — SERVICES — 1.04%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)[a]	500	507,530
2.75%, 11/15/22 (Call 08/15/22)	100	100,363
3.95%, 09/01/20	100	110,467
4.13%, 06/01/21 (Call 03/01/21)	400	446,365
6.63%, 06/15/36	550	744,098
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	167,954
4.50%, 03/15/21 (Call 12/15/20)[a]	200	224,078
5.13%, 06/15/20	925	1,069,700
5.38%, 02/15/42 (Call 08/15/41)	300	353,400
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	176,701
Humana Inc.
6.45%, 06/01/16	300	342,574
7.20%, 06/15/18	250	310,220
Laboratory Corp. of America Holdings
3.13%, 05/15/16[a]	500	520,154
3.75%, 08/23/22 (Call 05/23/22)	250	264,454
Quest Diagnostics Inc.
4.70%, 04/01/21	200	224,773
6.95%, 07/01/37	250	325,324
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	500	542,045
4.70%, 02/15/21 (Call 11/15/20)	600	701,822
5.38%, 03/15/16	250	285,350
5.80%, 03/15/36	774	958,083
6.00%, 02/15/18	766	939,528
6.88%, 02/15/38	800	1,116,563
WellPoint Inc.
1.88%, 01/15/18	750	759,554
3.70%, 08/15/21 (Call 05/15/21)	800	850,278
4.35%, 08/15/20	200	221,961
4.63%, 05/15/42	500	523,527
5.25%, 01/15/16	750	837,562
6.38%, 06/15/37	850	1,079,311

		14,703,739
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)[a]	250	257,865

		257,865

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.85%, 06/15/21[a]	$500	$539,561

		539,561
HOUSEHOLD PRODUCTS & WARES — 0.21%
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	52,550
Clorox Co. (The)
3.80%, 11/15/21	700	763,332
Kimberly-Clark Corp.
6.13%, 08/01/17	550	681,495
6.63%, 08/01/37	850	1,260,626
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	215,378

		2,973,381
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	500	534,438
4.70%, 08/15/20[a]	100	111,921

		646,359
INSURANCE — 3.45%
ACE INA Holdings Inc.
2.60%, 11/23/15[a]	800	836,420
5.88%, 06/15/14	250	269,357
5.90%, 06/15/19	350	430,670
Aegon NV
4.75%, 06/01/13	550	560,988
Aflac Inc.
6.45%, 08/15/40	150	186,611
8.50%, 05/15/19[a]	550	743,330
Alleghany Corp.
4.95%, 06/27/22	150	163,630
5.63%, 09/15/20[a]	100	111,998
Allstate Corp. (The)
5.00%, 08/15/14	250	267,298
5.20%, 01/15/42	400	481,307
5.55%, 05/09/35	754	927,249
7.45%, 05/16/19	400	526,969
American International Group Inc.
3.65%, 01/15/14	350	360,115
3.80%, 03/22/17	500	537,739
4.88%, 09/15/16	800	892,372
5.05%, 10/01/15	800	877,931
5.85%, 01/16/18	234	273,150
6.25%, 05/01/36	500	637,750
6.25%, 03/15/37	700	721,000
6.40%, 12/15/20	1,800	2,204,270
8.18%, 05/15/58 (Call 05/15/38)[c]	750	930,000
8.25%, 08/15/18	800	1,039,976
Aon Corp.
5.00%, 09/30/20	250	287,893
6.25%, 09/30/40	465	612,188

Security	Principal (000s)	Value

Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	$100	$110,676
AXA SA
8.60%, 12/15/30	400	502,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	284,313
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000	1,052,695
4.40%, 05/15/42	400	416,185
5.40%, 05/15/18[a]	1,015	1,226,706
5.75%, 01/15/40	250	312,822
Berkshire Hathaway Inc.
1.90%, 01/31/17	1,300	1,345,770
Chubb Corp. (The)
5.75%, 05/15/18	725	890,780
6.50%, 05/15/38	250	348,712
CNA Financial Corp.
5.88%, 08/15/20	750	884,440
Fidelity National Financial Inc.
5.50%, 09/01/22	250	275,597
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250	315,769
Genworth Financial Inc.
5.75%, 06/15/14[a]	500	522,500
6.52%, 05/22/18[a]	300	316,500
7.63%, 09/24/21[a]	350	378,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	226,219
Hartford Financial Services Group Inc.
4.63%, 07/15/13	525	536,512
5.13%, 04/15/22	700	796,915
6.63%, 03/30/40[a]	500	621,158
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	263,696
ING U.S. Inc.
5.50%, 07/15/22[e]	250	272,231
Kemper Corp.
6.00%, 11/30/15	100	107,576
Lincoln National Corp.
4.20%, 03/15/22	550	583,513
4.85%, 06/24/21	50	55,511
7.00%, 06/15/40	250	321,620
8.75%, 07/01/19	775	1,025,335
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	278,957
Markel Corp.
5.35%, 06/01/21	300	331,034
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	200	227,145
5.75%, 09/15/15	600	675,116
MetLife Inc.
4.13%, 08/13/42	250	249,336
4.75%, 02/08/21	1,150	1,335,084
5.00%, 06/15/15	990	1,092,359
5.88%, 02/06/41	200	253,454
6.40%, 12/15/66 (Call 12/15/31)	975	1,033,500
6.75%, 06/01/16	150	178,942
7.72%, 02/15/19	750	987,327
Principal Financial Group Inc.
3.30%, 09/15/22	600	609,640
6.05%, 10/15/36	300	372,149
Progressive Corp. (The)
3.75%, 08/23/21[a]	1,000	1,098,434

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.70%, 06/15/67 (Call 06/15/17)[c]	$400	$428,000
Protective Life Corp.
8.45%, 10/15/39	250	331,607
Prudential Financial Inc.
3.00%, 05/12/16[a]	1,000	1,056,644
5.70%, 12/14/36[a]	285	323,980
5.88%, 09/15/42 (Call 09/15/22)[c]	250	257,500
7.38%, 06/15/19	700	892,153
8.88%, 06/15/68 (Call 06/15/18)[c]	250	305,000
Series B
5.10%, 09/20/14	650	697,462
Series D
4.75%, 09/17/15	250	274,870
6.00%, 12/01/17	250	300,472
6.63%, 12/01/37	850	1,075,859
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	440,450
Torchmark Corp.
9.25%, 06/15/19	125	168,351
Transatlantic Holdings Inc.
8.00%, 11/30/39	250	331,290
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	347,063
5.90%, 06/02/19[a]	300	372,915
6.25%, 06/15/37	250	336,916
Travelers Property Casualty Corp.
6.38%, 03/15/33	550	729,357
Unum Group
7.13%, 09/30/16	175	206,391
Willis North America Inc.
7.00%, 09/29/19	450	540,115
WR Berkley Corp.
4.63%, 03/15/22	300	321,437
5.38%, 09/15/20[a]	200	222,365
XL Group PLC
5.25%, 09/15/14	500	531,570
XLIT Ltd.
5.75%, 10/01/21	600	701,391

		48,789,597
INTERNET — 0.37%
Amazon.com Inc.
0.65%, 11/27/15	250	249,607
1.20%, 11/29/17	250	249,833
2.50%, 11/29/22 (Call 08/29/22)	500	499,650
eBay Inc.
1.35%, 07/15/17[a]	600	607,180
1.63%, 10/15/15	200	205,405
2.60%, 07/15/22 (Call 04/15/22)	600	607,098
3.25%, 10/15/20 (Call 07/15/20)[a]	100	108,003
4.00%, 07/15/42 (Call 01/15/42)	250	244,035
Expedia Inc.
5.95%, 08/15/20	300	327,000
Google Inc.
1.25%, 05/19/14	200	202,477
2.13%, 05/19/16	900	940,256
3.63%, 05/19/21	200	223,907
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	257,944
4.20%, 09/15/20	500	528,624

		5,251,019

Security	Principal (000s)	Value

IRON & STEEL — 0.14%
Allegheny Technologies Inc.
9.38%, 06/01/19[a]	$150	$191,226
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	200	194,793
4.88%, 04/01/21 (Call 01/01/21)[a]	203	198,463
Nucor Corp.
5.75%, 12/01/17[a]	475	571,545
6.40%, 12/01/37	250	339,867
Vale SA
5.63%, 09/11/42	500	539,106

		2,035,000
LODGING — 0.17%
Hyatt Hotels Corp.
5.38%, 08/15/21 (Call 05/15/21)	300	334,859
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	200	205,368
3.25%, 09/15/22 (Call 06/15/22)	250	252,969
Starwood Hotels & Resorts Worldwide Inc.
7.15%, 12/01/19[a]	350	428,513
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	400	404,166
4.25%, 03/01/22 (Call 12/01/21)	150	155,011
5.75%, 02/01/18	500	561,166

		2,342,052
MACHINERY — 0.43%
Caterpillar Inc.
3.80%, 08/15/42[e]	685	680,463
3.90%, 05/27/21	1,100	1,234,302
5.20%, 05/27/41	750	918,241
5.70%, 08/15/16	640	751,347
Deere & Co.
4.38%, 10/16/19	500	584,380
5.38%, 10/16/29	350	446,519
Joy Global Inc.
5.13%, 10/15/21[a]	300	330,686
Rockwell Automation Inc.
6.70%, 01/15/28	125	166,565
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	500	502,858
Xylem Inc.
3.55%, 09/20/16	500	531,561

		6,146,922
MANUFACTURING — 0.94%
3M Co.
1.38%, 09/29/16	450	459,497
5.70%, 03/15/37	500	690,060
Series E
4.38%, 08/15/13	370	380,840
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	251,904
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	54,625
Danaher Corp.
2.30%, 06/23/16	50	52,208

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

3.90%, 06/23/21 (Call 03/23/21)	$450	$511,728
5.40%, 03/01/19	600	718,964
Dover Corp.
5.38%, 10/15/35	250	308,039
5.38%, 03/01/41 (Call 12/01/40)	250	323,123
5.45%, 03/15/18	100	119,258
Eaton Corp.
5.60%, 05/15/18	500	593,618
General Electric Co.
2.70%, 10/09/22	750	763,812
4.13%, 10/09/42	750	779,537
5.25%, 12/06/17	1,293	1,528,832
Harsco Corp.
2.70%, 10/15/15	200	201,801
5.75%, 05/15/18	400	439,880
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	108,226
3.90%, 09/01/42 (Call 03/01/42)	300	311,288
4.88%, 09/15/41 (Call 03/15/41)	100	118,719
6.25%, 04/01/19	600	750,640
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	600	731,116
9.50%, 04/15/14	300	333,552
Parker Hannifin Corp.
Series A
6.25%, 05/15/38	100	138,918
Pentair Finance SA
2.65%, 12/01/19[e]	500	497,385
3.15%, 09/15/22 (Call 06/15/22)[e]	250	247,748
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	56,884
Textron Inc.
4.63%, 09/21/16	100	108,751
5.95%, 09/21/21 (Call 06/21/21)	200	235,827
Turlock Corp.
2.75%, 11/02/22[e]	500	505,300
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)[a]	150	154,054
6.55%, 10/01/17	665	799,843

		13,275,977
MEDIA — 3.90%
CBS Corp.
1.95%, 07/01/17	500	511,407
3.38%, 03/01/22 (Call 12/01/21)	500	518,372
5.75%, 04/15/20	350	420,710
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	700	1,051,023
Comcast Corp.
5.15%, 03/01/20	1,200	1,448,678
5.30%, 01/15/14	500	525,939
5.70%, 07/01/19[a]	780	946,026
5.90%, 03/15/16	1,150	1,329,263
6.45%, 03/15/37	570	739,150
6.95%, 08/15/37	2,135	2,913,869
COX Communications Inc.
5.45%, 12/15/14	700	767,913
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	1,400	1,483,259
3.80%, 03/15/22[a]	950	968,015
4.75%, 10/01/14	200	213,392
5.00%, 03/01/21	900	998,829

Security	Principal (000s)	Value

5.15%, 03/15/42	$500	$500,688
5.20%, 03/15/20	650	729,042
5.88%, 10/01/19	100	118,604
6.00%, 08/15/40 (Call 05/15/40)	350	385,731
6.38%, 03/01/41	200	229,985
Discovery Communications LLC
4.38%, 06/15/21[a]	750	844,739
5.05%, 06/01/20	300	350,727
6.35%, 06/01/40[a]	500	636,651
Grupo Televisa SAB
6.63%, 03/18/25	750	986,246
NBCUniversal Media LLC
2.10%, 04/01/14	500	509,258
2.88%, 04/01/16	800	845,971
3.65%, 04/30/15	500	533,088
4.38%, 04/01/21	550	620,158
4.45%, 01/15/43	500	500,803
5.15%, 04/30/20	450	531,639
5.95%, 04/01/41	200	244,678
6.40%, 04/30/40	500	640,287
News America Inc.
4.50%, 02/15/21	800	904,823
5.30%, 12/15/14	792	864,404
6.15%, 02/15/41	1,150	1,442,691
6.65%, 11/15/37	826	1,065,472
6.90%, 08/15/39	725	954,032
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500	537,255
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	208,460
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	200	218,566
6.50%, 07/15/18	800	1,001,935
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	1,400	1,522,958
4.50%, 09/15/42 (Call 03/15/42)	250	244,338
5.00%, 02/01/20	300	347,685
5.50%, 09/01/41 (Call 03/01/41)	800	898,056
5.85%, 05/01/17	1,200	1,424,301
6.20%, 07/01/13	200	206,328
6.55%, 05/01/37	513	633,559
6.75%, 07/01/18	1,050	1,317,665
6.75%, 06/15/39	500	637,376
7.30%, 07/01/38	350	466,067
7.50%, 04/01/14	450	489,887
8.25%, 04/01/19	680	908,242
Time Warner Inc.
3.15%, 07/15/15	800	848,183
3.40%, 06/15/22	300	314,258
4.75%, 03/29/21	200	229,457
4.88%, 03/15/20	678	791,650
5.88%, 11/15/16[a]	1,000	1,179,482
6.10%, 07/15/40	200	246,986
6.25%, 03/29/41	1,278	1,617,008
7.63%, 04/15/31	1,250	1,726,911
7.70%, 05/01/32	437	610,371
Viacom Inc.
1.25%, 02/27/15	150	151,083
3.50%, 04/01/17[a]	250	271,844
3.88%, 12/15/21[a]	950	1,034,379
4.50%, 03/01/21	750	851,715
6.88%, 04/30/36	500	680,583
7.88%, 07/30/30	570	782,109

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Walt Disney Co. (The)
0.88%, 12/01/14	$1,000	$1,006,416
1.13%, 02/15/17	550	552,510
2.35%, 12/01/22	250	251,602
3.70%, 12/01/42	250	250,475
4.38%, 08/16/41	300	343,119
4.50%, 12/15/13	500	520,686
5.50%, 03/15/19	250	302,973
7.00%, 03/01/32	250	363,287

		55,265,327
MINING — 2.11%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	750	788,311
5.55%, 02/01/17[a]	171	189,979
5.72%, 02/23/19	400	433,945
5.95%, 02/01/37	521	526,274
6.00%, 07/15/13	325	335,075
6.15%, 08/15/20[a]	400	440,139
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[a]	250	247,487
6.50%, 04/15/40	300	292,844
Barrick Gold Corp.
1.75%, 05/30/14	200	202,666
3.85%, 04/01/22	300	318,656
6.95%, 04/01/19	800	1,003,136
Barrick North America Finance LLC
4.40%, 05/30/21	800	884,852
5.70%, 05/30/41	900	1,045,184
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	500	503,055
2.88%, 02/24/22	1,800	1,881,329
6.50%, 04/01/19	1,675	2,152,516
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	150	151,226
2.15%, 03/01/17	300	306,578
3.55%, 03/01/22 (Call 12/01/21)	500	508,569
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	250	258,113
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	350	361,558
4.88%, 03/15/42 (Call 09/15/41)	500	522,579
5.13%, 10/01/19	250	289,144
6.25%, 10/01/39	600	721,145
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16[a]	500	519,193
3.75%, 09/20/21	1,250	1,351,375
5.20%, 11/02/40	600	712,440
6.50%, 07/15/18	735	924,115
8.95%, 05/01/14	550	612,995
9.00%, 05/01/19	800	1,100,312
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	800	805,493
2.88%, 08/21/22 (Call 05/21/22)	500	503,599
4.75%, 03/22/42 (Call 09/22/41)	800	892,533
Southern Copper Corp.
3.50%, 11/08/22[a]	200	203,138
6.75%, 04/16/40	350	414,843
7.50%, 07/27/35	300	379,882
Teck Resources Ltd.
3.00%, 03/01/19	500	507,623
3.85%, 08/15/17	50	53,636

Security	Principal (000s)	Value

4.75%, 01/15/22 (Call 10/15/21)[a]	$684	$740,159
5.40%, 02/01/43 (Call 08/01/42)[a]	500	509,639
6.13%, 10/01/35	500	552,777
Vale Overseas Ltd.
4.38%, 01/11/22	1,500	1,586,229
4.63%, 09/15/20	250	269,407
6.25%, 01/23/17[a]	739	854,883
6.88%, 11/21/36	1,376	1,702,773
Xstrata Canada Corp.
5.50%, 06/15/17	250	283,554

		29,844,958
MULTI-NATIONAL — 3.95%
African Development Bank
1.25%, 09/02/16	1,500	1,539,894
3.00%, 05/27/14	700	727,931
Corporacion Andina de Fomento
4.38%, 06/15/22	659	715,553
Council of Europe Development Bank
1.50%, 02/22/17	1,500	1,539,384
European Bank for Reconstruction and Development
1.38%, 10/20/16	1,000	1,031,288
Series G
2.75%, 04/20/15	1,000	1,055,831
European Investment Bank
1.13%, 08/15/14	1,000	1,012,010
1.13%, 04/15/15	4,050	4,112,953
1.13%, 09/15/17	3,000	3,042,074
1.25%, 02/14/14	1,750	1,769,278
1.38%, 10/20/15	700	716,934
1.50%, 05/15/14	2,500	2,539,349
1.63%, 09/01/15	1,700	1,751,142
2.13%, 07/15/16	500	525,744
2.25%, 03/15/16	1,500	1,578,783
2.38%, 03/14/14	1,500	1,538,510
2.50%, 05/16/16	1,400	1,486,749
2.75%, 03/23/15	2,200	2,313,943
2.88%, 01/15/15	1,200	1,261,039
2.88%, 09/15/20	250	273,235
3.00%, 04/08/14	1,000	1,034,711
3.13%, 06/04/14	150	156,049
4.00%, 02/16/21	1,800	2,119,613
4.88%, 01/17/17	600	700,824
4.88%, 02/15/36	250	301,541
5.13%, 05/30/17	1,610	1,914,834
International Bank for Reconstruction and Development
0.88%, 04/17/17	4,050	4,094,879
1.00%, 09/15/16	2,500	2,546,215
1.13%, 08/25/14	400	405,761
2.13%, 03/15/16[a]	1,400	1,477,227
2.38%, 05/26/15	1,100	1,153,858
3.50%, 10/08/13	1,300	1,334,496
7.63%, 01/19/23	1,000	1,510,777
International Finance Corp.
1.13%, 11/23/16	1,250	1,277,479
2.13%, 11/17/17	400	427,130
2.25%, 04/11/16	1,000	1,059,579
Series G
3.00%, 04/22/14	2,200	2,281,966
Nordic Investment Bank
1.00%, 03/07/17	500	508,387

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.25%, 03/15/16	$1,000	$1,057,212

		55,894,162
OFFICE & BUSINESS EQUIPMENT — 0.23%
Pitney Bowes Inc.
5.25%, 01/15/37	800	832,000
Xerox Corp.
2.95%, 03/15/17	200	204,751
4.25%, 02/15/15	1,150	1,208,758
4.50%, 05/15/21[a]	150	157,442
6.35%, 05/15/18	250	293,726
6.75%, 12/15/39	500	600,226

		3,296,903
OIL & GAS — 5.73%
Anadarko Petroleum Corp.
5.95%, 09/15/16	170	196,643
6.20%, 03/15/40	500	617,261
6.38%, 09/15/17	1,300	1,567,441
6.45%, 09/15/36	1,199	1,499,418
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	850	904,718
5.10%, 09/01/40 (Call 03/01/40)	1,070	1,217,716
5.63%, 01/15/17	500	593,961
6.00%, 01/15/37	250	316,027
BP Capital Markets PLC
1.85%, 05/05/17	1,000	1,022,816
2.50%, 11/06/22[a]	250	248,300
3.13%, 10/01/15	375	398,577
3.20%, 03/11/16	100	106,862
3.25%, 05/06/22	250	263,236
3.56%, 11/01/21	850	922,524
3.63%, 05/08/14	2,350	2,449,697
3.88%, 03/10/15	500	534,315
4.50%, 10/01/20	300	346,870
4.74%, 03/11/21	100	117,173
4.75%, 03/10/19	250	291,825
5.25%, 11/07/13	600	626,491
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,792
5.70%, 05/15/17	675	796,938
6.25%, 03/15/38	671	867,733
6.50%, 02/15/37	300	393,747
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	523,677
4.50%, 09/15/14	550	584,727
5.70%, 10/15/19	150	183,439
6.75%, 11/15/39	300	407,100
Chevron Corp.
2.36%, 12/05/22	250	252,833
3.95%, 03/03/14	1,100	1,146,696
ConocoPhillips
4.60%, 01/15/15	1,050	1,139,052
5.75%, 02/01/19	800	991,125
6.00%, 01/15/20	950	1,211,346
6.50%, 02/01/39	1,225	1,746,823
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,178	1,637,737
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	1,200	1,329,676
4.75%, 05/15/42 (Call 11/15/41)	500	537,889

Security	Principal (000s)	Value

5.60%, 07/15/41 (Call 01/15/41)	$100	$118,516
6.30%, 01/15/19	400	495,826
7.95%, 04/15/32	520	773,085
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	312,193
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	750	809,513
5.90%, 12/01/17	680	807,591
6.50%, 02/01/38	592	735,021
Ensco PLC
3.25%, 03/15/16	100	106,045
4.70%, 03/15/21	600	681,506
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	50	50,527
4.10%, 02/01/21	500	568,326
5.63%, 06/01/19	600	739,856
5.88%, 09/15/17	150	182,430
EQT Corp.
4.88%, 11/15/21[a]	250	270,078
8.13%, 06/01/19[a]	250	307,583
Hess Corp.
5.60%, 02/15/41	650	764,677
7.13%, 03/15/33	137	185,839
8.13%, 02/15/19	1,000	1,327,656
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	500	535,684
6.80%, 09/15/37	100	131,962
7.25%, 12/15/19	325	423,142
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	500	500,942
5.90%, 03/15/18	500	608,211
6.00%, 10/01/17	300	360,938
6.60%, 10/01/37	250	337,666
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,285
5.13%, 03/01/21	412	481,846
6.50%, 03/01/41 (Call 09/01/40)	300	370,233
Murphy Oil Corp.
2.50%, 12/01/17	250	250,423
4.00%, 06/01/22 (Call 03/01/22)[a]	250	253,797
5.13%, 12/01/42 (Call 06/01/42)	250	247,529
Nabors Industries Inc.
4.63%, 09/15/21	350	375,226
6.15%, 02/15/18	450	529,353
9.25%, 01/15/19	225	299,712
Nexen Inc.
5.88%, 03/10/35	250	301,988
6.20%, 07/30/19	150	183,992
6.40%, 05/15/37	171	220,378
7.50%, 07/30/39	500	721,389
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	650	709,594
6.00%, 03/01/41 (Call 09/01/40)	450	545,735
8.25%, 03/01/19	250	330,846
Noble Holding International Ltd.
3.95%, 03/15/22	250	265,824
4.63%, 03/01/21	300	335,197
4.90%, 08/01/20[a]	500	569,832
6.20%, 08/01/40	200	241,205
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	300	305,077
1.75%, 02/15/17	1,000	1,032,321
2.70%, 02/15/23 (Call 11/15/22)	1,000	1,021,691
3.13%, 02/15/22 (Call 11/15/21)	500	535,841

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Petro-Canada
6.80%, 05/15/38	$350	$473,197
9.25%, 10/15/21	350	512,139
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	1,000	1,133,250
Phillips 66
2.95%, 05/01/17[e]	1,200	1,279,713
5.88%, 05/01/42[e]	1,021	1,212,898
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	600	631,504
Pride International Inc.
6.88%, 08/15/20	800	1,017,628
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	800	872,578
5.00%, 09/01/17[a]	100	111,537
Shell International Finance BV
2.38%, 08/21/22	800	806,723
3.10%, 06/28/15	1,200	1,274,529
3.25%, 09/22/15	425	454,920
4.00%, 03/21/14	500	522,125
4.30%, 09/22/19	500	579,819
4.38%, 03/25/20	400	465,894
5.50%, 03/25/40	450	583,831
6.38%, 12/15/38	750	1,067,451
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[e]	500	533,492
Statoil ASA
3.13%, 08/17/17	350	381,375
3.15%, 01/23/22	1,600	1,705,024
5.10%, 08/17/40	500	609,743
5.25%, 04/15/19	600	722,961
Suncor Energy Inc.
6.10%, 06/01/18	925	1,127,315
6.50%, 06/15/38	800	1,056,110
6.85%, 06/01/39	250	341,843
Sunoco Logistics Partners Operations LP
6.10%, 02/15/42	250	275,928
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	500	536,533
7.75%, 06/01/19	500	646,569
Total Capital
3.00%, 06/24/15	1,000	1,057,991
4.13%, 01/28/21[a]	500	569,589
4.45%, 06/24/20	200	233,502
Total Capital International SA
1.50%, 02/17/17	1,300	1,318,440
2.70%, 01/25/23	600	614,606
Transocean Inc.
4.95%, 11/15/15	250	272,390
6.00%, 03/15/18	371	432,662
6.38%, 12/15/21	750	902,422
6.50%, 11/15/20	500	601,136
6.80%, 03/15/38	250	302,266
7.35%, 12/15/41	250	325,957
7.50%, 04/15/31	250	309,320
Valero Energy Corp.
4.50%, 02/01/15[a]	500	536,591
6.13%, 02/01/20	250	304,388
6.63%, 06/15/37	592	713,757
7.50%, 04/15/32	185	236,799

Security	Principal (000s)	Value

XTO Energy Inc.
5.50%, 06/15/18	$750	$919,439

		81,049,212

OIL & GAS SERVICES — 0.46%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	500	537,847
5.13%, 09/15/40	300	365,468
7.50%, 11/15/18	250	337,631
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	500	563,580
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	324,639
4.50%, 11/15/41 (Call 05/15/41)	300	334,070
6.15%, 09/15/19	150	191,430
7.45%, 09/15/39	675	1,019,839
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	253,573
3.95%, 12/01/42 (Call 06/01/42)	250	255,303
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	250	255,483
6.35%, 06/15/17	171	195,029
6.50%, 08/01/36	200	206,356
6.75%, 09/15/40	550	590,520
9.63%, 03/01/19	875	1,127,445

		6,558,213
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)[a]	50	53,856
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)[a]	500	521,960
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,081
5.75%, 11/01/40 (Call 05/01/40)	300	336,253

		928,150
PHARMACEUTICALS — 3.55%
Abbott Laboratories
4.13%, 05/27/20	1,400	1,626,245
5.13%, 04/01/19	750	908,214
5.30%, 05/27/40	456	582,106
AbbVie Inc.
1.75%, 11/06/17[e]	250	254,108
2.00%, 11/06/18[e]	1,000	1,014,371
2.90%, 11/06/22[e]	1,000	1,021,873
4.40%, 11/06/42[e]	75	79,523
Allergan Inc.
3.38%, 09/15/20	500	541,536
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	300	328,062
5.88%, 09/15/15	685	776,134
AstraZeneca PLC
4.00%, 09/18/42	500	514,975
5.40%, 06/01/14	500	535,379
5.90%, 09/15/17	607	742,104
6.45%, 09/15/37	875	1,204,888
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150	139,427
5.45%, 05/01/18	750	902,962

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.88%, 11/15/36	$126	$165,917
6.13%, 05/01/38	230	314,787
Cardinal Health Inc.
1.90%, 06/15/17	250	252,570
3.20%, 06/15/22[a]	650	673,949
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	500	524,268
Eli Lilly and Co.
4.20%, 03/06/14	1,080	1,129,546
5.55%, 03/15/37	578	733,138
Express Scripts Holding Co.
2.10%, 02/12/15[e]	150	153,334
2.65%, 02/15/17[e]	500	520,978
3.13%, 05/15/16	250	264,811
3.50%, 11/15/16[e]	300	322,194
3.90%, 02/15/22[e]	550	591,469
4.75%, 11/15/21[e]	600	686,583
6.13%, 11/15/41[e]	400	513,092
6.25%, 06/15/14	500	540,772
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	700	858,049
6.38%, 05/15/38	1,084	1,516,671
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,500	1,507,129
2.85%, 05/08/22	800	834,500
Johnson & Johnson
1.20%, 05/15/14	250	253,075
5.15%, 07/15/18	925	1,127,344
5.55%, 08/15/17	100	121,562
5.95%, 08/15/37	1,030	1,436,402
McKesson Corp.
4.75%, 03/01/21 (Call 12/01/20)	200	233,107
5.70%, 03/01/17[a]	171	203,462
6.00%, 03/01/41 (Call 09/01/40)	250	331,278
Mead Johnson Nutrition Co.
4.90%, 11/01/19	500	567,686
Medco Health Solutions Inc.
2.75%, 09/15/15[a]	450	470,039
7.13%, 03/15/18	500	627,584
Merck & Co. Inc.
1.10%, 01/31/18	300	300,544
4.00%, 06/30/15	850	923,358
5.00%, 06/30/19	1,180	1,412,681
5.85%, 06/30/39	759	1,035,107
Novartis Capital Corp.
2.90%, 04/24/15	500	526,429
4.13%, 02/10/14	600	625,791
Novartis Securities Investment Ltd.
5.13%, 02/10/19	1,786	2,143,084
Pfizer Inc.
5.35%, 03/15/15	500	552,414
6.20%, 03/15/19	1,600	2,026,796
7.20%, 03/15/39	1,200	1,863,509
Sanofi
1.20%, 09/30/14	100	101,270
1.63%, 03/28/14	1,500	1,522,214
2.63%, 03/29/16	550	579,847
4.00%, 03/29/21	450	512,863
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	350	366,911
6.00%, 09/15/17	150	184,478
6.55%, 09/15/37	950	1,392,727
Teva Pharmaceutical Finance Co. BV

Security	Principal (000s)	Value

2.40%, 11/10/16	$200	$209,893
Series 2
3.65%, 11/10/21[a]	200	215,696
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	900	950,286
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	300	306,349
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285	378,513
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	50	50,768
4.63%, 10/01/42 (Call 04/01/42)	300	316,791
6.13%, 08/15/19	400	491,542
Wyeth LLC
5.50%, 02/01/14	1,717	1,817,728
5.95%, 04/01/37	600	804,729

		50,259,521
PIPELINES — 2.37%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	300	311,591
5.50%, 08/15/19[a]	250	271,728
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	490,341
DCP Midstream Operating LP
3.25%, 10/01/15	750	778,351
El Paso Natural Gas Co.
8.38%, 06/15/32	500	717,649
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	500	673,963
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	323,236
9.88%, 03/01/19	750	1,031,077
Series B
7.50%, 04/15/38	250	335,266
Enbridge Inc.
5.80%, 06/15/14	270	289,517
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	437,323
5.20%, 02/01/22 (Call 11/01/21)	750	842,168
5.95%, 02/01/15	500	549,240
6.05%, 06/01/41 (Call 12/01/40)	500	551,649
9.00%, 04/15/19	140	184,965
9.70%, 03/15/19	111	150,225
Enterprise Products Operating LLC
3.70%, 06/01/15	345	368,621
4.85%, 08/15/42 (Call 02/15/42)	750	781,106
5.70%, 02/15/42	750	863,127
6.45%, 09/01/40	250	309,731
7.55%, 04/15/38	250	339,254
Series D
6.88%, 03/01/33	400	504,266
Series G
5.60%, 10/15/14	627	681,556
Series L
6.30%, 09/15/17	800	980,362
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[e]	500	530,205
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	1,016,526
3.95%, 09/01/22 (Call 06/01/22)	500	530,171
4.15%, 03/01/22	200	214,637

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.30%, 09/15/20	$250	$292,350
5.95%, 02/15/18	1,153	1,392,024
6.50%, 02/01/37	399	476,667
6.55%, 09/15/40	500	607,859
6.95%, 01/15/38	800	1,009,532
Magellan Midstream Partners LP
4.25%, 02/01/21	600	665,043
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	704,800
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)[a]	150	152,549
3.25%, 02/01/16 (Call 01/01/16)	250	264,968
3.38%, 10/01/22 (Call 07/01/22)	600	610,683
6.13%, 02/01/41 (Call 08/01/40)	250	303,028
6.65%, 10/01/36	171	214,468
8.63%, 03/01/19	300	398,362
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	374,280
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	250	267,051
5.15%, 06/01/42 (Call 12/01/41)[a]	500	570,934
8.75%, 05/01/19	800	1,085,741
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a,e]	228	268,004
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	165,026
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	212,637
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	106,840
Texas Eastern Transmission LP
7.00%, 07/15/32	250	339,231
TransCanada PipeLines Ltd.
0.88%, 03/02/15	250	250,009
2.50%, 08/01/22	550	554,334
3.80%, 10/01/20	1,300	1,453,060
6.20%, 10/15/37	457	610,928
6.35%, 05/15/67 (Call 05/15/17)[c]	150	160,500
6.50%, 08/15/18	700	885,698
7.63%, 01/15/39	500	761,431
Williams Companies Inc. (The)
8.75%, 03/15/32	309	414,375
Williams Partners LP
3.80%, 02/15/15	325	343,164
5.25%, 03/15/20	850	985,924
6.30%, 04/15/40	850	1,037,046
7.25%, 02/01/17	500	611,292

		33,607,689

REAL ESTATE — 0.13%
ProLogis LP
4.50%, 08/15/17	300	322,824
6.25%, 03/15/17	250	285,553
6.88%, 03/15/20 (Call 12/16/19)	495	594,766
Regency Centers LP
5.88%, 06/15/17	500	575,133

		1,778,276

REAL ESTATE INVESTMENT TRUSTS — 1.60%
American Tower Corp.
4.50%, 01/15/18	750	821,157

Security	Principal (000s)	Value

4.63%, 04/01/15	$500	$532,439
5.05%, 09/01/20	300	337,638
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	249,825
3.95%, 01/15/21 (Call 10/15/20)[a]	50	53,825
5.70%, 03/15/17[a]	250	290,469
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	500	527,368
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	108,380
4.13%, 05/15/21	900	988,657
5.88%, 10/15/19	600	716,331
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	750	816,668
BRE Properties Inc.
3.38%, 01/15/23 (Call 10/15/22)[a]	500	500,716
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	500	540,128
Digital Realty Trust LP
4.50%, 07/15/15	200	214,175
5.25%, 03/15/21	200	227,171
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	500	530,053
8.25%, 08/15/19	250	320,270
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	750	843,847
5.25%, 09/15/14	250	268,315
5.75%, 06/15/17[a]	457	537,215
HCP Inc.
3.75%, 02/01/16	250	266,019
5.38%, 02/01/21 (Call 11/03/20)	400	460,214
5.65%, 12/15/13	250	262,112
6.70%, 01/30/18[a]	600	732,280
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	500	541,695
4.95%, 01/15/21 (Call 10/15/20)	200	222,464
5.25%, 01/15/22 (Call 10/15/21)	500	570,008
6.20%, 06/01/16	250	285,197
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	143,622
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	259,567
6.70%, 01/15/18 (Call 07/15/17)	250	284,270
7.88%, 08/15/14 (Call 02/15/14)	150	159,134
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	250	275,544
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	385,906
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	222,325
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	439,502
Mack-Cali Realty Corp.
7.75%, 08/15/19	600	742,770
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	224,828
Realty Income Corp.
6.75%, 08/15/19	250	306,412
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	950	987,023
5.10%, 06/15/15	619	684,056
5.25%, 12/01/16 (Call 09/02/16)	350	400,708
5.65%, 02/01/20 (Call 11/01/19)	678	812,502

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.13%, 05/30/18	$715	$867,244
6.75%, 02/01/40 (Call 11/01/39)	500	695,189
UDR Inc.
4.25%, 06/01/18	250	277,592
Series 0001
4.63%, 01/10/22 (Call 10/10/21)	550	614,180
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100	103,780
4.75%, 06/01/21 (Call 03/01/21)	900	995,482

		22,646,272
RETAIL — 2.86%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,000
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	372,072
5.75%, 01/15/15	600	658,047
Costco Wholesale Corp.
1.13%, 12/15/17	250	250,746
1.70%, 12/15/19	250	250,288
5.50%, 03/15/17	228	269,765
CVS Caremark Corp.
5.75%, 06/01/17	950	1,138,166
5.75%, 05/15/41 (Call 11/15/40)	650	811,281
6.13%, 08/15/16	171	202,224
6.25%, 06/01/27	758	1,018,438
6.60%, 03/15/19	450	576,088
Darden Restaurants Inc.
4.50%, 10/15/21	500	551,553
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	350	390,250
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)[a]	850	996,395
5.25%, 12/16/13	600	629,559
5.40%, 03/01/16	570	652,680
5.88%, 12/16/36	750	981,081
5.95%, 04/01/41 (Call 10/01/40)	900	1,216,498
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	450	480,297
6.88%, 12/15/37	150	194,011
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	102,262
3.12%, 04/15/22 (Call 01/15/22)	450	472,334
4.63%, 04/15/20 (Call 10/15/19)[a]	800	920,882
5.40%, 10/15/16	605	706,763
5.50%, 10/15/35	650	785,250
6.65%, 09/15/37	350	481,925
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	350	377,723
5.90%, 12/01/16	500	580,586
6.38%, 03/15/37	750	931,956
7.00%, 02/15/28	50	61,218
McDonald’s Corp.
2.63%, 01/15/22	1,250	1,313,985
5.35%, 03/01/18	985	1,195,508
6.30%, 10/15/37	150	212,420
6.30%, 03/01/38	550	780,973
Nordstrom Inc.
6.25%, 01/15/18	500	608,018
7.00%, 01/15/38	150	213,591

Security	Principal (000s)	Value

O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	$300	$333,535
Staples Inc.
9.75%, 01/15/14	150	164,157
Target Corp.
1.13%, 07/18/14	35	35,354
4.00%, 07/01/42	500	514,028
5.38%, 05/01/17	600	712,738
6.00%, 01/15/18[a]	1,100	1,345,356
6.35%, 11/01/32	457	600,450
7.00%, 01/15/38	900	1,317,873
Wal-Mart Stores Inc.
0.75%, 10/25/13	650	652,132
1.50%, 10/25/15	734	753,106
1.63%, 04/15/14	778	791,760
2.80%, 04/15/16	750	798,157
3.25%, 10/25/20	1,650	1,818,022
4.25%, 04/15/21	1,000	1,176,180
5.00%, 10/25/40	1,178	1,433,604
5.25%, 09/01/35	785	965,429
5.63%, 04/15/41	750	989,467
6.20%, 04/15/38	600	822,168
6.50%, 08/15/37	898	1,271,411
Walgreen Co.
3.10%, 09/15/22	600	609,738
5.25%, 01/15/19	600	705,849
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[a]	200	213,612
5.30%, 09/15/19	500	584,927
6.25%, 03/15/18	300	367,667

		40,412,553
SAVINGS & LOANS — 0.02%
Murray Street Investment Trust I
4.65%, 03/09/17[b]	150	161,314
Santander Holdings USA Inc.
4.63%, 04/19/16	100	105,638

		266,952
SEMICONDUCTORS — 0.35%
Analog Devices Inc.
5.00%, 07/01/14	200	214,797
Applied Materials Inc.
2.65%, 06/15/16[a]	100	105,494
4.30%, 06/15/21	200	225,753
Broadcom Corp.
2.38%, 11/01/15	50	52,379
2.70%, 11/01/18	300	317,967
Intel Corp.
1.95%, 10/01/16	725	755,465
3.30%, 10/01/21	450	486,228
4.80%, 10/01/41	750	843,715
Texas Instruments Inc.
1.38%, 05/15/14	800	811,285
1.65%, 08/03/19	800	813,589
2.38%, 05/16/16	250	262,844

		4,889,516

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

SOFTWARE — 0.87%
Adobe Systems Inc.
4.75%, 02/01/20	$250	$280,448
BMC Software Inc.
4.25%, 02/15/22	550	543,454
CA Inc.
5.38%, 12/01/19	250	287,103
Dun & Bradstreet Corp.
4.38%, 12/01/22	250	251,957
Fiserv Inc.
3.13%, 06/15/16	25	26,250
3.50%, 10/01/22 (Call 07/01/22)	500	503,798
4.75%, 06/15/21	350	385,905
Microsoft Corp.
1.63%, 09/25/15	800	823,473
2.50%, 02/08/16	250	263,635
2.95%, 06/01/14	550	570,516
3.00%, 10/01/20	300	327,152
4.20%, 06/01/19	530	610,931
4.50%, 10/01/40	250	285,966
5.30%, 02/08/41	500	635,104
Oracle Corp.
2.50%, 10/15/22	1,000	1,012,438
3.75%, 07/08/14	700	735,669
3.88%, 07/15/20	100	113,891
5.00%, 07/08/19	900	1,087,368
5.25%, 01/15/16	270	305,954
5.38%, 07/15/40	1,000	1,259,833
5.75%, 04/15/18	1,183	1,444,026
6.50%, 04/15/38	350	496,433

		12,251,304
TELECOMMUNICATIONS — 5.39%
Alltel Corp.
7.88%, 07/01/32	400	631,918
America Movil SAB de CV
2.38%, 09/08/16	300	312,795
3.13%, 07/16/22	1,000	1,024,008
3.63%, 03/30/15	350	370,498
4.38%, 07/16/42	250	260,388
5.00%, 10/16/19[a]	500	581,652
5.00%, 03/30/20	750	879,901
5.50%, 03/01/14	450	477,000
6.13%, 03/30/40	850	1,121,077
AT&T Inc.
0.88%, 02/13/15	1,050	1,052,323
1.60%, 02/15/17	500	508,303
2.50%, 08/15/15	700	730,760
2.95%, 05/15/16	750	799,186
3.00%, 02/15/22	1,000	1,048,601
3.88%, 08/15/21[a]	1,034	1,165,449
4.45%, 05/15/21	900	1,052,585
5.10%, 09/15/14	1,150	1,240,815
5.35%, 09/01/40	1,978	2,315,985
5.50%, 02/01/18	1,000	1,197,365
5.55%, 08/15/41[a]	850	1,022,530
5.80%, 02/15/19	1,000	1,236,620
6.30%, 01/15/38	1,171	1,530,627
6.40%, 05/15/38[a]	600	783,711
6.50%, 09/01/37	800	1,053,130

Security	Principal (000s)	Value

6.55%, 02/15/39	$1,075	$1,434,267
BellSouth Corp.
6.00%, 11/15/34	570	650,371
British Telecommunications PLC
5.95%, 01/15/18[a]	1,000	1,201,426
9.63%, 12/15/30	478	766,993
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	1,150	1,211,187
8.50%, 11/15/18	1,350	1,866,570
CenturyLink Inc.
5.80%, 03/15/22	500	529,087
6.00%, 04/01/17[a]	630	697,756
6.45%, 06/15/21	1,250	1,378,528
7.65%, 03/15/42[a]	300	311,074
Cisco Systems Inc.
1.63%, 03/14/14	878	891,418
4.45%, 01/15/20	800	937,722
4.95%, 02/15/19	550	658,134
5.50%, 02/22/16	797	915,084
5.50%, 01/15/40	450	570,690
5.90%, 02/15/39	975	1,266,383
Corning Inc.
4.75%, 03/15/42	250	262,602
5.75%, 08/15/40	350	416,342
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750	796,063
6.75%, 08/20/18	1,000	1,257,696
8.75%, 06/15/30	1,021	1,528,782
Embarq Corp.
8.00%, 06/01/36	800	872,507
France Telecom SA
2.75%, 09/14/16	1,000	1,049,079
4.13%, 09/14/21	400	441,409
4.38%, 07/08/14	400	421,395
5.38%, 07/08/19	300	353,029
5.38%, 01/13/42	350	405,042
8.50%, 03/01/31	420	621,417
Harris Corp.
4.40%, 12/15/20	200	217,513
5.00%, 10/01/15	400	438,998
6.38%, 06/15/19	100	119,196
Juniper Networks Inc.
3.10%, 03/15/16[a]	50	52,043
4.60%, 03/15/21[a]	250	267,620
5.95%, 03/15/41	50	58,928
Motorola Solutions Inc.
3.75%, 05/15/22[a]	500	515,762
New Cingular Wireless Services Inc.
8.75%, 03/01/31	350	567,587
Qwest Corp.
6.75%, 12/01/21	700	826,421
6.88%, 09/15/33 (Call 12/31/12)	57	57,000
Rogers Communications Inc.
6.80%, 08/15/18[a]	1,050	1,329,267
Rogers Wireless Inc.
6.38%, 03/01/14	171	182,604
Royal KPN NV
8.38%, 10/01/30	250	338,293
Telecom Italia Capital SA
4.95%, 09/30/14	500	518,750
5.25%, 11/15/13	740	759,425
5.25%, 10/01/15[a]	275	290,812
6.18%, 06/18/14	250	262,188

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

7.18%, 06/18/19	$700	$796,250
7.72%, 06/04/38	700	738,500
Telefonica Emisiones SAU
3.73%, 04/27/15	150	152,437
3.99%, 02/16/16	450	455,625
4.95%, 01/15/15	200	208,000
5.46%, 02/16/21	900	915,750
5.88%, 07/15/19[a]	250	262,500
6.42%, 06/20/16	1,325	1,431,000
Telefonica Europe BV
8.25%, 09/15/30	570	640,252
Verizon Communications Inc.
1.25%, 11/03/14	350	354,327
1.95%, 03/28/14	400	407,638
2.00%, 11/01/16	500	519,865
3.00%, 04/01/16	400	426,651
3.50%, 11/01/21	2,584	2,852,849
4.60%, 04/01/21	900	1,066,785
4.75%, 11/01/41	450	512,533
5.55%, 02/15/16	570	651,339
5.85%, 09/15/35	380	480,452
6.00%, 04/01/41	450	597,963
6.10%, 04/15/18	770	953,772
6.40%, 02/15/38	750	1,013,565
7.75%, 12/01/30	1,025	1,508,031
8.75%, 11/01/18	850	1,185,128
Virgin Media Secured Finance PLC
5.25%, 01/15/21	350	406,163
Vodafone Group PLC
4.15%, 06/10/14	600	630,574
5.00%, 12/16/13	497	519,662
5.45%, 06/10/19	1,200	1,472,820
5.63%, 02/27/17	150	177,050
5.75%, 03/15/16	457	524,747
6.15%, 02/27/37	1,150	1,539,984

		76,313,899
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	350	364,059

		364,059
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
6.13%, 05/15/14	250	267,328
Mattel Inc.
2.50%, 11/01/16	100	104,046
4.35%, 10/01/20	100	110,402

		481,776
TRANSPORTATION — 1.44%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)[a]	1,100	1,147,950
3.45%, 09/15/21 (Call 06/15/21)	878	948,232
4.38%, 09/01/42 (Call 03/01/42)	500	535,107
5.75%, 05/01/40 (Call 11/01/39)	750	944,791
6.15%, 05/01/37	399	523,660
7.00%, 02/01/14	450	482,591
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)[a]	150	152,583

Security	Principal (000s)	Value

5.55%, 03/01/19	$300	$368,043
6.38%, 11/15/37	750	1,076,534
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	305,954
7.13%, 10/15/31	500	662,609
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	200	216,096
4.25%, 06/01/21 (Call 03/01/21)	50	55,864
6.15%, 05/01/37	300	385,514
6.22%, 04/30/40	500	644,994
6.25%, 04/01/15	750	846,660
7.38%, 02/01/19	250	316,328
FedEx Corp.
2.63%, 08/01/22[a]	1,100	1,110,970
8.00%, 01/15/19[a]	250	331,979
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	517,812
4.84%, 10/01/41	503	573,660
5.90%, 06/15/19	950	1,154,075
7.70%, 05/15/17	700	885,890
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	203,384
2.50%, 03/01/18 (Call 02/01/18)[a]	750	760,195
3.15%, 03/02/15	200	206,410
3.50%, 06/01/17	100	106,142
3.60%, 03/01/16	300	315,375
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	800	902,849
5.78%, 07/15/40	1,000	1,268,294
United Parcel Service Inc.
5.13%, 04/01/19[a]	925	1,110,874
6.20%, 01/15/38	950	1,290,333

		20,351,752
TRUCKING & LEASING — 0.03%
GATX Corp.
3.50%, 07/15/16	250	258,744
4.85%, 06/01/21	200	210,118

		468,862
WATER — 0.06%
American Water Capital Corp.
6.59%, 10/15/37	400	514,513
Veolia Environnement SA
6.00%, 06/01/18	300	353,410

		867,923

TOTAL CORPORATE BONDS & NOTES (Cost: $1,114,944,294)		1,212,408,661

FOREIGN AGENCY OBLIGATIONS[f] — 4.97%

BRAZIL — 0.67%
Petrobras International Finance Co.
2.88%, 02/06/15	1,000	1,031,049
3.50%, 02/06/17	2,200	2,316,847
3.88%, 01/27/16[a]	1,050	1,112,746
5.38%, 01/27/21	2,000	2,247,671
5.75%, 01/20/20	250	285,102

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.88%, 03/01/18	$684	$783,700
6.75%, 01/27/41	750	937,716
6.88%, 01/20/40	250	316,094
7.88%, 03/15/19	400	502,153

		9,533,078
CANADA — 1.88%
British Columbia (Province of)
1.20%, 04/25/17[a]	500	511,191
2.65%, 09/22/21[a]	600	639,247
7.25%, 09/01/36	700	1,147,826
Export Development Canada
0.50%, 09/15/15	500	501,926
3.13%, 04/24/14	1,400	1,455,388
Hydro-Quebec
1.38%, 06/19/17[a]	600	610,235
2.00%, 06/30/16	600	627,359
8.05%, 07/07/24[a]	885	1,314,781
Manitoba (Province of)
1.38%, 04/28/14	1,500	1,521,251
4.90%, 12/06/16	150	174,803
Nova Scotia (Province of)
2.38%, 07/21/15	1,000	1,048,776
5.13%, 01/26/17	250	292,802
Ontario (Province of)
1.38%, 01/27/14	1,750	1,771,313
1.60%, 09/21/16	3,250	3,359,679
2.30%, 05/10/16	750	791,501
2.95%, 02/05/15[a]	1,500	1,580,267
4.00%, 10/07/19	500	579,173
4.10%, 06/16/14	1,080	1,141,388
4.40%, 04/14/20[a]	1,250	1,486,244
4.95%, 11/28/16[a]	1,000	1,164,667
Quebec (Province of)
2.75%, 08/25/21	500	527,047
3.50%, 07/29/20	1,200	1,346,612
4.60%, 05/26/15	550	606,070
4.88%, 05/05/14	500	531,854
5.00%, 03/01/16	570	650,664
5.13%, 11/14/16	188	220,072
7.50%, 09/15/29	670	1,039,715

		26,641,851
COLOMBIA — 0.05%
Ecopetrol SA
7.63%, 07/23/19	500	645,000

		645,000
JAPAN — 0.27%
Japan Finance Corp.
2.50%, 01/21/16	300	317,919
2.50%, 05/18/16[a]	1,300	1,383,408
2.88%, 02/02/15	900	946,537
Japan Finance Organization for Municipalities
4.00%, 01/13/21	500	584,001
5.00%, 05/16/17	500	588,440

		3,820,305

Security	Principal (000s)	Value

MEXICO — 0.55%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$450	$527,625
6.63%, 06/15/35	570	715,350
Petroleos Mexicanos
4.88%, 03/15/15	750	808,125
4.88%, 03/15/15[e]	500	537,500
4.88%, 01/24/22	1,400	1,582,000
5.50%, 01/21/21	1,100	1,289,750
5.50%, 06/27/44[a]	500	552,500
6.50%, 06/02/41	1,200	1,509,000
8.00%, 05/03/19	200	262,250

		7,784,100
SOUTH KOREA — 0.41%
Export-Import Bank of Korea (The)
4.13%, 09/09/15	1,000	1,076,603
5.00%, 04/11/22[a]	500	588,306
5.13%, 06/29/20	1,000	1,164,564
8.13%, 01/21/14	800	862,918
Korea Development Bank
3.88%, 05/04/17	1,000	1,086,364
4.38%, 08/10/15	500	541,195
8.00%, 01/23/14	500	538,926

		5,858,876
SUPRANATIONAL — 1.14%
Asian Development Bank
1.75%, 03/21/19	1,000	1,042,461
1.88%, 10/23/18	1,800	1,899,647
2.50%, 03/15/16	1,000	1,066,013
2.75%, 05/21/14	1,755	1,816,579
3.63%, 09/05/13	950	973,465
Inter-American Development Bank
1.13%, 03/15/17	2,250	2,299,514
1.38%, 10/18/16	1,000	1,031,663
2.25%, 07/15/15	2,000	2,098,790
3.00%, 04/22/14	750	777,525
3.88%, 02/14/20	1,750	2,068,928
5.13%, 09/13/16	855	1,000,754

		16,075,339

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $66,251,959)		70,358,549

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.64%

BRAZIL — 1.08%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	1,600	1,932,000
5.88%, 01/15/19[a]	250	310,875
6.00%, 01/17/17[a]	1,450	1,725,500
7.13%, 01/20/37	2,757	4,273,350
7.88%, 03/07/15	900	1,042,650
8.00%, 01/15/18	768	900,291
8.25%, 01/20/34	800	1,356,000
8.75%, 02/04/25	900	1,473,750
10.13%, 05/15/27[a]	1,100	2,018,500

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

11.00%, 08/17/40 (Call 08/17/15)	$207	$262,373

		15,295,289
CANADA — 0.11%
Canada (Government of)
0.88%, 02/14/17	1,000	1,011,363
2.38%, 09/10/14	500	518,624

		1,529,987
CHILE — 0.08%
Chile (Republic of)
3.25%, 09/14/21[a]	800	876,192
3.88%, 08/05/20	250	283,277

		1,159,469
COLOMBIA — 0.45%
Colombia (Republic of)
4.38%, 07/12/21	1,500	1,743,750
6.13%, 01/18/41[a]	1,100	1,520,750
7.38%, 03/18/19	750	991,125
7.38%, 09/18/37	750	1,171,875
8.25%, 12/22/14	750	870,000

		6,297,500
ISRAEL — 0.09%
Israel (State of)
5.13%, 03/26/19	1,080	1,255,500

		1,255,500
ITALY — 0.45%
Italy (Republic of)
3.13%, 01/26/15[a]	450	457,757
4.50%, 01/21/15	1,700	1,777,468
5.25%, 09/20/16	1,850	1,972,309
5.38%, 06/15/33	500	497,205
6.88%, 09/27/23	1,350	1,585,951

		6,290,690
JAPAN — 0.07%
Japan (Government of)
1.13%, 07/19/17	1,000	1,012,273

		1,012,273
MEXICO — 0.96%
United Mexican States
3.63%, 03/15/22[a]	1,000	1,101,000
4.75%, 03/08/44	500	571,000
5.13%, 01/15/20	1,550	1,857,675
5.63%, 01/15/17	1,350	1,577,475
5.88%, 02/17/14	800	848,000
5.95%, 03/19/19	655	807,287
6.05%, 01/11/40	1,900	2,555,500
6.75%, 09/27/34	1,800	2,574,000
7.50%, 04/08/33	945	1,441,125

Security	Principal (000s)	Value

11.38%, 09/15/16	$200	$277,500

		13,610,562
PANAMA — 0.22%
Panama (Republic of)
6.70%, 01/26/36	1,000	1,430,000
7.13%, 01/29/26	800	1,138,000
7.25%, 03/15/15	500	567,500

		3,135,500
PERU — 0.32%
Peru (Republic of)
5.63%, 11/18/50	350	460,250
6.55%, 03/14/37	800	1,178,000
7.13%, 03/30/19	500	660,750
7.35%, 07/21/25[a]	700	1,030,750
8.38%, 05/03/16	250	311,250
8.75%, 11/21/33	500	882,500

		4,523,500
POLAND — 0.31%
Poland (Republic of)
3.88%, 07/16/15	600	644,700
5.00%, 10/19/15	150	167,063
5.00%, 03/23/22[a]	1,000	1,183,360
5.13%, 04/21/21	600	711,780
5.25%, 01/15/14	450	472,680
6.38%, 07/15/19	1,000	1,249,000

		4,428,583
SOUTH AFRICA — 0.23%
South Africa (Republic of)
4.67%, 01/17/24	700	792,890
5.50%, 03/09/20	1,100	1,306,470
6.50%, 06/02/14	500	541,250
6.88%, 05/27/19	500	633,350

		3,273,960
SOUTH KOREA — 0.17%
Korea (Republic of)
4.88%, 09/22/14	600	644,117
5.75%, 04/16/14	500	534,115
7.13%, 04/16/19	950	1,251,490

		2,429,722
URUGUAY — 0.10%
Uruguay (Republic of)
8.00%, 11/18/22	1,000	1,461,500

		1,461,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $58,837,258)		65,704,035

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 3.43%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	$250	$302,258

		302,258
CALIFORNIA — 1.14%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/40	750	1,049,475
Series S1
7.04%, 04/01/41	300	443,253
County of Sonoma RB Miscellaneous Revenue Series A
6.00%, 12/01/29 (GTD)	250	282,253
East Bay Municipal Utility District RB Water Revenue BAB Series B
5.87%, 06/01/40	180	241,330
Los Angeles Community College District GO BAB
6.75%, 08/01/42	500	706,185
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	60	75,713
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.49%, 08/01/33	500	642,135
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/41	450	638,743
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/45	165	243,057
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	450	543,866
6.76%, 07/01/34	500	672,695
Orange County Local Transportation Authority RB Sales Tax Revenue Series A
6.91%, 02/15/41	250	352,858
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/39	150	200,292
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/25	500	673,945
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	350	439,159
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	300	369,048
State of California GO
5.45%, 04/01/15	750	826,357
6.20%, 03/01/19	400	477,948
State of California GO BAB
5.70%, 11/01/21	200	236,910
7.50%, 04/01/34	1,750	2,444,942
7.55%, 04/01/39	1,095	1,581,727
7.60%, 11/01/40	940	1,377,767
7.70%, 11/01/30 (Call 11/01/20)	100	122,779
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/31	250	336,035
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/32	700	866,110
5.95%, 05/15/26	200	249,346

		16,093,928

Security	Principal (000s)	Value

COLORADO — 0.01%
Colorado Department of Transportation RB Bridge Enterprise Revenue Series A
6.08%, 12/01/40	$100	$130,392

		130,392
CONNECTICUT — 0.04%
State of Connecticut GO Series A
5.85%, 03/15/32	500	638,685

		638,685
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	500	603,655
Project M, Series 2010A
6.66%, 04/01/57	200	238,444
State of Georgia GO Series H
4.50%, 11/01/25	100	117,517

		959,616
ILLINOIS — 0.52%
Chicago Board of Education GO BAB Series E
6.14%, 12/01/39	175	198,831
Chicago Transit Authority RB Sales Tax Revenue Series A
6.90%, 12/01/40	690	843,815
City of Chicago GO Series C
7.78%, 01/01/35	200	263,590
City of Chicago RB Sewer Revenue Series B
6.90%, 01/01/40	105	135,129
City of Chicago RB Water Revenue BAB Series B
6.74%, 11/01/40	50	69,110
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	200	255,988
State of Illinois GO
4.07%, 01/01/14	500	516,115
4.42%, 01/01/15	1,000	1,059,580
5.10%, 06/01/33	1,750	1,765,855
5.37%, 03/01/17	250	281,275
5.88%, 03/01/19	450	518,814
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	117,135
Series 5
7.35%, 07/01/35[a]	1,100	1,355,717

		7,380,954

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MASSACHUSETTS — 0.08%
Commonwealth of Massachusetts GO BAB Series E
4.20%, 12/01/21	$235	$269,615
Commonwealth of Massachusetts GOL BAB Series D
4.50%, 08/01/31	480	538,450
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.73%, 06/01/40	100	132,299
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	205	266,775

		1,207,139
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	100	120,956

		120,956
MISSOURI — 0.05%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	500	680,545

		680,545
NEVADA — 0.03%
Clark County RB Port Airport & Marina Revenue BAB Series C
6.82%, 07/01/36	250	361,358

		361,358
NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	300	235,419
0.00%, 02/15/23 (AGM)	300	202,056
0.00%, 02/15/24 (AGM)	250	158,468
New Jersey Economic Development Authority RB Miscellaneous Revenue Series A
7.43%, 02/15/29 (NPFGC)	700	890,750
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	422	606,005
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB Series F
7.41%, 01/01/40	685	1,016,629
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	250	301,752
6.10%, 12/15/28 (Call 12/15/20)	250	291,347
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40	100	127,173

		3,829,599
NEW YORK — 0.50%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	250	369,777
Series C-1

Security	Principal (000s)	Value

6.69%, 11/15/40	$300	$397,461
Series E
6.81%, 11/15/40	250	335,490
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.44%, 06/15/43	500	638,325
5.72%, 06/15/42	550	726,792
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	500	627,150
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	250	310,713
Series H
5.43%, 03/15/39	300	369,468
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	500	617,125
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/62	250	250,610
4.93%, 10/01/51 (GOI)	250	281,048
5.86%, 12/01/24 (GOI)	400	511,252
6.04%, 12/01/29 (GOI)	500	636,565
State of New York GO BAB
5.85%, 06/01/40	500	655,910
5.97%, 03/01/36	250	325,262

		7,052,948
OHIO — 0.10%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/24	570	781,156
8.08%, 02/15/42	100	148,464
Series E
6.27%, 02/15/21	100	120,583
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	100	116,110
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	250	297,788

		1,464,101
OREGON — 0.08%
Oregon State Department of Transportation RB Fuel Sales Tax Revenue Series 2010A
5.83%, 11/15/34	500	653,305
State of Oregon GO
5.76%, 06/01/23	350	437,584

		1,090,889
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	300	353,430
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB Series B
5.51%, 12/01/40	250	300,503

		653,933
PUERTO RICO — 0.05%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series A
3.88%, 02/01/17	500	505,470

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series B
3.67%, 05/01/14	$200	$200,932

		706,402
TEXAS — 0.27%
City of Houston GOL Series A
6.29%, 03/01/32	400	503,104
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	500	698,060
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	130,049
North Texas Tollway Authority RB Revenue BAB
6.72%, 01/01/40	450	617,746
State of Texas GO BAB
5.52%, 04/01/39	500	663,870
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.03%, 04/01/26	300	367,299
5.18%, 04/01/30	250	307,788
University of Texas System Board of Regents RB College & University Revenue Series B
6.28%, 08/15/41 (Call 08/15/19)	500	591,160

		3,879,076
UTAH — 0.06%
State of Utah GO BAB Series D
4.55%, 07/01/24	750	890,212

		890,212
WASHINGTON—0.07%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	317,690
Washington State Convention Center Public Facilities District RB Hotel Occupancy Tax
6.79%, 07/01/40	500	619,580

		937,270
WISCONSIN — 0.01%
State of Wisconsin RB General Fund Series A
5.70%, 05/01/26 (AGM)	125	155,469

		155,469

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $41,823,247)		48,535,730

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.92%

MONEY MARKET FUNDS — 5.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,g,h]	74,106,509	$74,106,509
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,g,h]	6,600,260	6,600,260
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,g]	3,055,874	3,055,874

		83,762,643

TOTAL SHORT-TERM INVESTMENTS (Cost: $83,762,643)		83,762,643

TOTAL INVESTMENTS IN SECURITIES — 104.64% (Cost: $1,365,619,401)		1,480,769,618
Other Assets, Less Liabilities — (4.64)%		(65,692,977)

NET ASSETS — 100.00%		$1,415,076,641

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

61

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 33.82%

ADVERTISING — 0.04%
Omnicom Group Inc.
3.63%, 05/01/22	$75	$78,769

		78,769
AEROSPACE & DEFENSE — 0.56%
Boeing Co. (The)
5.00%, 03/15/14	200	211,008
General Dynamics Corp.
5.25%, 02/01/14	100	105,214
Lockheed Martin Corp.
Series B
6.15%, 09/01/36	101	132,409
Northrop Grumman Corp.
3.50%, 03/15/21	75	80,535
Raytheon Co.
3.13%, 10/15/20	100	108,095
4.88%, 10/15/40	50	57,675
United Technologies Corp.
1.80%, 06/01/17	100	103,093
3.10%, 06/01/22[a]	100	107,341
6.05%, 06/01/36	101	133,088

		1,038,458
AGRICULTURE — 0.52%
Altria Group Inc.
10.20%, 02/06/39	130	219,878
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61	74,391
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	100	104,589
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	100	101,191
6.88%, 05/01/20	100	122,182
Philip Morris International Inc.
2.50%, 08/22/22	100	100,360
5.65%, 05/16/18	140	171,460
Reynolds American Inc.
7.25%, 06/15/37	51	68,088

		962,139
AIRLINES — 0.05%
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	48	52,012
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20	43	47,215

		99,227

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.10%
Daimler Finance North America LLC
6.50%, 11/15/13	$154	$162,412
Ford Motor Co.
7.45%, 07/16/31[a]	25	31,250

		193,662
AUTO PARTS & EQUIPMENT — 0.03%
Johnson Controls Inc.
4.25%, 03/01/21	50	55,275

		55,275
BANKS — 6.36%
Bank of America Corp.
3.63%, 03/17/16	100	106,095
4.88%, 01/15/13	177	177,823
5.00%, 05/13/21	100	114,604
5.42%, 03/15/17	200	217,955
5.65%, 05/01/18	150	173,270
5.75%, 12/01/17	100	115,370
7.38%, 05/15/14	100	108,651
Bank of Montreal
2.50%, 01/11/17	100	104,936
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	100	101,051
4.30%, 05/15/14	130	136,956
Bank of Nova Scotia
3.40%, 01/22/15	100	105,568
4.38%, 01/13/21	50	57,889
Barclays Bank PLC
5.20%, 07/10/14	250	266,368
BB&T Corp.
6.85%, 04/30/19	124	158,672
BNP Paribas SA
3.25%, 03/11/15	100	104,193
5.00%, 01/15/21	50	55,981
Citigroup Inc.
4.50%, 01/14/22	200	224,488
5.00%, 09/15/14	250	263,325
6.00%, 10/31/33	127	135,806
6.13%, 11/21/17	190	225,791
8.50%, 05/22/19	170	226,924
Comerica Inc.
3.00%, 09/16/15	50	52,713
Credit Suisse New York
5.30%, 08/13/19	100	118,813
5.50%, 05/01/14	300	319,812
Deutsche Bank AG London
6.00%, 09/01/17	132	158,703
Fifth Third Bancorp
3.63%, 01/25/16	100	107,108
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	75	79,373
5.00%, 10/01/14	143	152,412
5.25%, 07/27/21[a]	200	228,210
6.00%, 05/01/14	150	160,078
6.15%, 04/01/18	100	116,411
6.75%, 10/01/37	221	245,601

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

HSBC Holdings PLC
5.10%, 04/05/21	$100	$117,755
6.10%, 01/14/42	100	132,974
6.50%, 05/02/36	102	122,327
HSBC USA Inc.
2.38%, 02/13/15	100	102,822
J.P. Morgan Chase & Co.
4.25%, 10/15/20	200	222,478
4.35%, 08/15/21	100	111,833
4.40%, 07/22/20	100	111,973
5.60%, 07/15/41	225	277,583
5.75%, 01/02/13	103	103,401
KeyCorp
5.10%, 03/24/21[a]	100	116,886
KfW
0.63%, 04/24/15	100	100,512
1.50%, 04/04/14[a]	300	304,592
2.63%, 01/25/22[a]	200	214,462
2.75%, 09/08/20	300	327,224
5.13%, 03/14/16	605	694,578
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16	202	235,622
Lloyds TSB Bank PLC
4.20%, 03/28/17	100	110,451
Morgan Stanley
5.50%, 07/24/20	300	336,559
5.75%, 10/18/16	355	393,053
6.00%, 04/28/15	100	108,806
6.38%, 07/24/42	50	58,486
National City Corp.
4.90%, 01/15/15	170	183,239
Northern Trust Corp.
2.38%, 08/02/22	100	99,973
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	100	106,036
Rabobank Nederland
3.88%, 02/08/22	150	162,244
Royal Bank of Canada
2.30%, 07/20/16	100	104,580
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	100	116,800
6.13%, 01/11/21	100	121,480
Toronto-Dominion Bank (The)
2.38%, 10/19/16	100	105,170
UBS AG Stamford
5.88%, 12/20/17	250	297,475
US Bank N.A.
4.80%, 04/15/15	184	200,243
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	255	302,210
Wells Fargo & Co.
1.25%, 02/13/15	200	201,638
3.75%, 10/01/14	200	211,272
5.63%, 12/11/17	200	239,125
Westpac Banking Corp.
4.20%, 02/27/15	125	134,198

		11,811,010
BEVERAGES — 0.79%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	100	100,357
4.13%, 01/15/15[a]	190	204,004

Security	Principal (000s)	Value

7.75%, 01/15/19	$100	$134,150
8.20%, 01/15/39	75	123,321
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,257
3.30%, 09/01/21	150	166,113
Diageo Capital PLC
5.88%, 09/30/36	81	105,072
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	52,843
Molson Coors Brewing Co.
3.50%, 05/01/22	100	105,860
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	101	147,056
PepsiCo Inc.
0.75%, 03/05/15	50	50,254
1.25%, 08/13/17	100	101,497
7.90%, 11/01/18[a]	90	121,499

		1,462,283
BIOTECHNOLOGY — 0.22%
Amgen Inc.
2.13%, 05/15/17	75	77,690
5.15%, 11/15/41 (Call 05/15/41)	100	114,174
5.70%, 02/01/19	140	168,484
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	57,181

		417,529
BUILDING MATERIALS — 0.17%
CRH America Inc.
5.30%, 10/15/13	202	209,301
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	100	101,150

		310,451
CHEMICALS — 0.52%
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	100	110,515
5.25%, 11/15/41 (Call 05/15/41)	100	111,271
E.I. du Pont de Nemours and Co.
4.25%, 04/01/21	50	57,814

5.25%, 12/15/16	181	210,642
Eastman Chemical Co.
3.00%, 12/15/15	50	52,596
Ecolab Inc.
3.00%, 12/08/16	100	106,500
Monsanto Co.
2.75%, 04/15/16	50	53,007
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	54,746
5.63%, 12/01/40	50	62,046
PPG Industries Inc.
3.60%, 11/15/20	50	54,216
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	100	101,224

		974,577

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.11%
ADT Corp. (The)
3.50%, 07/15/22[c]	$75	$74,949
Western Union Co. (The)
5.25%, 04/01/20	108	122,326

		197,275
COMPUTERS — 0.49%
Dell Inc.
4.63%, 04/01/21	100	107,259
Hewlett-Packard Co.
4.05%, 09/15/22[a]	100	93,019
4.75%, 06/02/14	175	180,505
6.00%, 09/15/41[a]	50	47,127
International Business Machines Corp.
0.75%, 05/11/15	100	100,307
2.90%, 11/01/21	125	133,533
4.00%, 06/20/42	106	111,875
5.60%, 11/30/39	6	7,825
5.70%, 09/14/17	100	121,316

		902,766
COSMETICS & PERSONAL CARE — 0.18%
Colgate-Palmolive Co.
1.30%, 01/15/17	100	101,967
Procter & Gamble Co. (The)
1.80%, 11/15/15	150	155,609
5.55%, 03/05/37	51	69,113

		326,689
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
5.13%, 03/01/21[a]	50	52,986
Ingram Micro Inc.
5.25%, 09/01/17	50	53,539

		106,525
DIVERSIFIED FINANCIAL SERVICES — 2.79%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[d]	81	86,670
8.15%, 03/19/38	103	172,028
American Express Credit Corp.
2.80%, 09/19/16	100	106,064
Associates Corp. of North America
6.95%, 11/01/18	103	123,582
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	302	328,789
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250	338,134
Credit Suisse (USA) Inc.
5.38%, 03/02/16	142	159,817
Discover Financial Services
5.20%, 04/27/22[c]	50	56,513
5.20%, 04/27/22	50	56,513
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	219,001
7.00%, 04/15/15	150	167,168

Security	Principal (000s)	Value

8.00%, 12/15/16	$100	$120,389
General Electric Capital Corp.
2.30%, 04/27/17	125	128,902
4.63%, 01/07/21	50	56,734
5.63%, 09/15/17	403	476,178
5.88%, 01/14/38	132	158,905
Series A
3.75%, 11/14/14	250	264,501
6.75%, 03/15/32	208	270,758
HSBC Finance Corp.
6.68%, 01/15/21	157	185,548
Jefferies Group Inc.
8.50%, 07/15/19[a]	87	101,790
John Deere Capital Corp.
1.40%, 03/15/17	100	101,828
3.90%, 07/12/21[a]	125	143,088
Merrill Lynch & Co. Inc.
6.11%, 01/29/37	100	108,228
6.40%, 08/28/17	278	324,640
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	50	50,243
3.05%, 02/15/22 (Call 11/15/21)	50	52,572
Nomura Holdings Inc.
4.13%, 01/19/16	100	104,669
ORIX Corp.
3.75%, 03/09/17	50	51,504
SLM Corp.
7.25%, 01/25/22	50	55,000
Series A
5.38%, 05/15/14	132	138,600
Swedish Export Credit Corp.
2.13%, 07/13/16	100	104,523
5.13%, 03/01/17[a]	50	58,459
Toyota Motor Credit Corp.
1.00%, 02/17/15	100	100,716
3.30%, 01/12/22	100	108,110
3.40%, 09/15/21	100	108,889

		5,189,053
ELECTRIC — 2.44%
Alabama Power Co.
4.10%, 01/15/42	100	105,429
Ameren Illinois Co.
2.70%, 09/01/22	100	102,259
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	100	95,738
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	100	126,756
Constellation Energy Group Inc.
4.55%, 06/15/15	92	99,076
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	208,947
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	100	107,345
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	50	55,048
Dominion Resources Inc.
4.45%, 03/15/21	100	114,611
Series C
4.90%, 08/01/41 (Call 02/01/41)	50	58,196
5.15%, 07/15/15	143	158,779

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	$100	$106,774
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	68,910
Duke Energy Ohio Inc.
5.45%, 04/01/19	100	122,370
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	100	110,044
Exelon Corp.
4.90%, 06/15/15	102	111,615
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	100	107,032
5.35%, 01/15/14[a]	152	159,618
FirstEnergy Solutions Corp.
6.80%, 08/15/39	100	115,131
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	100	107,301
5.95%, 02/01/38	94	127,673
Florida Power Corp.
6.40%, 06/15/38	75	104,533
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[e]	100	114,639
Indiana Michigan Power Co.
7.00%, 03/15/19	134	165,995
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	50	62,806
LG&E and KU Energy LLC
2.13%, 11/15/15	50	51,085
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	102	132,095
Mississippi Power Co.
2.35%, 10/15/16	100	104,207
Nevada Power Co.
6.50%, 08/01/18	100	126,666
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	100	103,700
Oncor Electric Delivery Co.
7.00%, 09/01/22	101	128,943
Pacific Gas & Electric Co.
4.80%, 03/01/14	112	117,629
6.05%, 03/01/34	100	130,339
PacifiCorp
4.10%, 02/01/42[a]	100	107,276
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	111,699
PSEG Power LLC
8.63%, 04/15/31	61	88,881
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,000
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	100	107,266
6.00%, 01/15/34	92	122,167
Southern Power Co.
5.15%, 09/15/41	50	58,442
Xcel Energy Inc.
6.50%, 07/01/36	125	170,294

		4,529,314

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.07%
Emerson Electric Co.
4.25%, 11/15/20[a]	$110	$127,436

		127,436
ELECTRONICS—0.16%
Honeywell International Inc.
5.00%, 02/15/19	110	131,233
Koninklijke Philips Electronics NV
3.75%, 03/15/22	100	109,884
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	50	53,638

		294,755
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance (USA) Inc.
2.88%, 05/08/22	50	51,533

		51,533
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
5.50%, 09/15/19	75	88,157
Waste Management Inc.
2.60%, 09/01/16	100	105,254
7.00%, 07/15/28	41	54,669

		248,080
FOOD — 0.80%
Campbell Soup Co.
3.05%, 07/15/17	50	54,114
ConAgra Foods Inc.
5.88%, 04/15/14	100	106,552
Delhaize Group SA
4.13%, 04/10/19	100	102,199
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	105,848
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[a]	100	102,334
Hershey Co. (The)
4.13%, 12/01/20	50	56,798
Kellogg Co.
4.15%, 11/15/19	130	146,195
Kraft Foods Group Inc.
1.63%, 06/04/15[c]	50	51,119
Kraft Foods Inc.
6.13%, 02/01/18	200	246,446
6.50%, 02/09/40	125	167,834
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	54,098
5.50%, 02/01/13	101	101,758
Safeway Inc.
3.95%, 08/15/20[a]	50	49,643
Unilever Capital Corp.
5.90%, 11/15/32	102	142,194

		1,487,132

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.16%
Georgia-Pacific LLC
8.00%, 01/15/24	$50	$70,534
International Paper Co.
7.30%, 11/15/39	100	135,874
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	100	99,328

		305,736
GAS — 0.19%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	100	132,811
Sempra Energy
6.00%, 10/15/39	55	70,956
9.80%, 02/15/19	100	140,253

		344,020
HEALTH CARE — PRODUCTS — 0.39%
Baxter International Inc.
1.85%, 01/15/17	200	207,145
Boston Scientific Corp.
6.00%, 01/15/20	50	59,349
6.40%, 06/15/16	100	115,093
Covidien International Finance SA
4.20%, 06/15/20	100	113,913
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	50	53,315
4.50%, 03/15/42 (Call 09/15/41)	100	114,279
St. Jude Medical Inc.
2.50%, 01/15/16	50	51,886

		714,980
HEALTH CARE — SERVICES — 0.40%
Aetna Inc.
6.75%, 12/15/37	100	138,485
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	109,381
4.38%, 12/15/20 (Call 09/15/20)	50	55,985
Humana Inc.
7.20%, 06/15/18	25	31,022
UnitedHealth Group Inc.
5.38%, 03/15/16	140	159,796
5.80%, 03/15/36	51	63,129
WellPoint Inc.
5.25%, 01/15/16	120	134,010
5.85%, 01/15/36	50	59,312

		751,120
HOLDING COMPANIES — DIVERSIFIED—0.11%
Encana Holdings Finance Corp.
5.80%, 05/01/14	190	202,706

		202,706

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
6.13%, 08/01/17	$103	$127,625

		127,625
INSURANCE — 1.33%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,552
Aflac Inc.
3.45%, 08/15/15[a]	50	53,229
Allstate Corp. (The)
5.55%, 05/09/35	132	162,330
American International Group Inc.
5.45%, 05/18/17	170	194,037
5.85%, 01/16/18	100	116,731
8.18%, 05/15/58 (Call 05/15/38)[d]	100	124,000
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	122	132,854
Berkshire Hathaway Inc.
3.40%, 01/31/22	100	107,941
Chubb Corp. (The)
5.75%, 05/15/18	150	184,299
CNA Financial Corp.
5.88%, 08/15/20	25	29,481
Genworth Financial Inc.
7.63%, 09/24/21[a]	150	162,000
Hartford Financial Services Group Inc.
5.50%, 03/30/20	75	86,147
Lincoln National Corp.
4.20%, 03/15/22[a]	50	53,047
8.75%, 07/01/19	50	66,151
MetLife Inc.
5.00%, 06/15/15	254	280,262
6.40%, 12/15/36 (Call 12/15/31)	25	26,500
Principal Financial Group Inc.
4.63%, 09/15/42	100	103,028
Prudential Financial Inc.
4.50%, 11/16/21[a]	75	83,917
5.70%, 12/14/36	101	114,814
Series D
4.75%, 09/17/15	100	109,948
Travelers Companies Inc. (The)
5.80%, 05/15/18	150	182,665

		2,477,933
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	50	48,883

		48,883
LODGING — 0.06%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	103,340

		103,340
MACHINERY — 0.29%
Caterpillar Inc.

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

3.90%, 05/27/21	$100	$112,209
5.20%, 05/27/41	25	30,608
5.70%, 08/15/16	204	239,492
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	51,227
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	100	100,572

		534,108
MANUFACTURING — 0.30%
3M Co.
5.70%, 03/15/37	50	69,006
Danaher Corp.
2.30%, 06/23/16	50	52,208
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	64,625
General Electric Co.
4.13%, 10/09/42	100	103,938
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	108,226
3.90%, 09/01/42 (Call 03/01/42)	50	51,881
Pentair Finance SA
2.65%, 12/01/19[c]	100	99,477

		549,361
MEDIA — 1.40%
Comcast Corp.
3.13%, 07/15/22	75	78,150
6.45%, 03/15/37	132	171,171
6.95%, 08/15/37	100	136,481
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	100	101,784
5.00%, 03/01/21	100	110,981
6.00%, 08/15/40 (Call 05/15/40)	50	55,104
Discovery Communications LLC
4.38%, 06/15/21[a]	100	112,632
NBCUniversal Media LLC
4.38%, 04/01/21	100	112,756
5.95%, 04/01/41	100	122,339
News America Inc.
5.30%, 12/15/14	183	199,730
6.15%, 02/15/41	125	156,814
Time Warner Cable Inc.
6.55%, 05/01/37	81	100,036
6.75%, 06/15/39	75	95,606
7.50%, 04/01/14	140	152,409
8.25%, 04/01/19	75	100,174
Time Warner Inc.
4.75%, 03/29/21	100	114,728
7.70%, 05/01/32	202	282,140
Viacom Inc.
1.25%, 02/27/15	50	50,361
4.50%, 03/01/21	100	113,562
7.88%, 07/30/30	57	78,211
Walt Disney Co. (The)
1.13%, 02/15/17	100	100,456
2.55%, 02/15/22[a]	50	51,207

		2,596,832

Security	Principal (000s)	Value

MINING — 0.92%
Alcoa Inc.
5.55%, 02/01/17[a]	$61	$67,770
5.95%, 02/01/37	61	61,618
Barrick Gold Corp.
3.85%, 04/01/22	100	106,219
Barrick North America Finance LLC
4.40%, 05/30/21	100	110,607
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	100	104,518
4.80%, 04/15/13	193	196,094
Newmont Mining Corp.
6.25%, 10/01/39	50	60,095
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	50	51,440
5.20%, 11/02/40	125	148,425
9.00%, 05/01/19	88	121,034
Southern Copper Corp.
6.75%, 04/16/40	25	29,632
Teck Resources Ltd.
3.85%, 08/15/17	150	160,907
4.50%, 01/15/21 (Call 10/15/20)[a]	100	106,228
Vale Overseas Ltd.
4.63%, 09/15/20	100	107,763
6.25%, 01/23/17	152	175,835
6.88%, 11/21/36	75	92,811

		1,700,996
MULTI-NATIONAL — 1.55%
Corporacion Andina de Fomento
4.38%, 06/15/22	75	81,436
European Bank for Reconstruction and Development
1.00%, 02/16/17	200	203,300
European Investment Bank
1.13%, 09/15/17	375	380,259
2.13%, 07/15/16	350	368,021
4.00%, 02/16/21	200	235,513
4.63%, 05/15/14	605	641,094
International Bank for Reconstruction and Development
0.50%, 11/26/13	200	200,493
1.00%, 09/15/16	250	254,621
2.13%, 03/15/16	250	263,791
International Finance Corp.
1.13%, 11/23/16	250	255,496

		2,884,024
OFFICE & BUSINESS EQUIPMENT — 0.16%
Xerox Corp.
4.25%, 02/15/15	150	157,664
5.63%, 12/15/19	125	140,962

		298,626
OIL & GAS — 2.14%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202	233,658
6.20%, 03/15/40	50	61,726
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	50	54,741
5.25%, 04/15/13	101	102,676

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

BP Capital Markets PLC
3.13%, 10/01/15	$50	$53,144
3.56%, 11/01/21	100	108,532
3.88%, 03/10/15	150	160,295
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61	78,885
Cenovus Energy Inc.
6.75%, 11/15/39	50	67,850
Chevron Corp.
4.95%, 03/03/19	100	120,141
ConocoPhillips
5.75%, 02/01/19	100	123,891
ConocoPhillips Holding Co.
6.95%, 04/15/29	204	283,615
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	50	53,789
7.95%, 04/15/32	57	84,742
Ensco PLC
4.70%, 03/15/21	100	113,584
EOG Resources Inc.
4.10%, 02/01/21	100	113,665
EQT Corp.
4.88%, 11/15/21	100	108,031
Hess Corp.
7.13%, 03/15/33	51	69,181
Husky Energy Inc.
7.25%, 12/15/19	50	65,099
Marathon Oil Corp.
6.00%, 10/01/17	48	57,750
Marathon Petroleum Corp.
5.13%, 03/01/21	50	58,476
Nabors Industries Inc.
4.63%, 09/15/21	75	80,406
Nexen Inc.
6.20%, 07/30/19	50	61,331
7.50%, 07/30/39	50	72,139
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	50	60,637
Noble Holding International Ltd.
5.25%, 03/15/42	50	54,009
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	150	153,253
Phillips 66
4.30%, 04/01/22[c]	100	110,872
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	52,625
Shell International Finance BV
3.10%, 06/28/15	100	106,211
6.38%, 12/15/38	100	142,327
Statoil ASA
5.25%, 04/15/19	100	120,493
Suncor Energy Inc.
6.10%, 06/01/18	150	182,808
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	53,653
Total Capital
4.13%, 01/28/21	100	113,918
Total Capital International SA
1.50%, 02/17/17	50	50,709
Transocean Inc.
6.00%, 03/15/18	125	145,776
6.50%, 11/15/20	100	120,227

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 02/01/20	$50	$60,878
7.50%, 04/15/32	51	65,280

		3,981,023
OIL & GAS SERVICES — 0.25%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	53,785
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	52,766
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	55,678
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	100	101,430
Weatherford International Ltd.
9.63%, 03/01/19	150	193,276

		456,935
PHARMACEUTICALS — 1.31%
Abbott Laboratories
5.30%, 05/27/40	50	63,827
AbbVie Inc.
2.90%, 11/06/22[c]	25	25,547
4.40%, 11/06/42[c]	50	53,016
Allergan Inc.
3.38%, 09/15/20	10	10,831
AmerisourceBergen Corp.
5.88%, 09/15/15	101	114,437
AstraZeneca PLC
4.00%, 09/18/42	50	51,497
6.45%, 09/15/37	50	68,851
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	59,256
Eli Lilly and Co.
5.55%, 03/15/37	81	102,741
Express Scripts Holding Co.
2.10%, 02/12/15[c]	100	102,223
4.75%, 11/15/21[c]	100	114,430
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	158	193,674
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	104,312
Johnson & Johnson
4.85%, 05/15/41	100	126,512
5.55%, 08/15/17	90	109,406
McKesson Corp.
5.70%, 03/01/17[a]	61	72,580
Medco Health Solutions Inc.
2.75%, 09/15/15	50	52,227
Merck & Co. Inc.
4.75%, 03/01/15	90	98,179
5.85%, 06/30/39	50	68,189

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Novartis Securities Investment Ltd.
5.13%, 02/10/19	$100	$119,993
Pfizer Inc.
7.20%, 03/15/39	80	124,234
Sanofi
1.20%, 09/30/14	50	50,635
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	200	209,663
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101	134,140
Wyeth LLC
5.50%, 02/01/14	193	204,322

		2,434,722
PIPELINES — 0.94%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	28,442
Duke Capital LLC
6.25%, 02/15/13	152	153,604
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	100	107,745
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	100	109,331
6.50%, 02/01/42 (Call 08/01/41)	50	58,292
Enterprise Products Operating LLC
5.70%, 02/15/42	50	57,542
Series G
5.60%, 10/15/14	142	154,356
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	101,653
3.95%, 09/01/22 (Call 06/01/22)	100	106,034
6.50%, 02/01/37	92	109,908
Magellan Midstream Partners LP
4.25%, 02/01/21	100	110,840
ONEOK Inc.
6.00%, 06/15/35	61	71,103
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	50	52,994
3.38%, 10/01/22 (Call 07/01/22)	50	50,890
Plains All American Pipeline LP
3.95%, 09/15/15	100	108,169
TransCanada PipeLines Ltd.
7.13%, 01/15/19	114	145,931
7.63%, 01/15/39	75	114,215
Williams Partners LP
5.25%, 03/15/20	84	97,432

		1,738,481
REAL ESTATE — 0.06%
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	100	120,155

		120,155

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.64%
American Tower Corp.
5.05%, 09/01/20	$50	$56,273
Boston Properties LP
4.13%, 05/15/21	150	164,776
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	50	53,005
ERP Operating LP
5.25%, 09/15/14	84	90,154
HCP Inc.
6.70%, 01/30/18[a]	134	163,543
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	108,339
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	103,827
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	150	170,390
5.65%, 02/01/20 (Call 11/01/19)	150	179,757
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	107,450

		1,197,514
RETAIL — 1.13%
Costco Wholesale Corp.
5.50%, 03/15/17	81	95,838
CVS Caremark Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	29,351
5.75%, 06/01/17[a]	125	149,759
5.75%, 05/15/41 (Call 11/15/40)	25	31,203
6.13%, 08/15/16	61	72,138
Home Depot Inc. (The)
5.40%, 03/01/16	102	116,795
5.88%, 12/16/36	63	82,411
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	26,683
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	150	165,693
6.88%, 02/15/28	25	32,991
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	62,130
McDonald’s Corp.
3.70%, 02/15/42	50	50,532
5.35%, 03/01/18	130	157,783
Target Corp.
2.90%, 01/15/22[a]	200	213,939
7.00%, 01/15/38	103	150,823
Wal-Mart Stores Inc.
3.25%, 10/25/20	75	82,637
4.55%, 05/01/13	262	266,466
5.00%, 10/25/40	100	121,698
5.63%, 04/15/41	75	98,947
6.50%, 08/15/37	50	70,791
Walgreen Co.
4.40%, 09/15/42	25	25,457

		2,104,065

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.17%
Murray Street Investment Trust I
4.65%, 03/09/17[e]	$300	$322,629

		322,629
SEMICONDUCTORS — 0.11%
Intel Corp.
1.95%, 10/01/16	100	104,202
Texas Instruments Inc.
1.38%, 05/15/14	100	101,411

		205,613
SOFTWARE — 0.26%
Microsoft Corp.
1.63%, 09/25/15	150	154,401
4.50%, 10/01/40	50	57,193
Oracle Corp.
5.25%, 01/15/16	132	149,578
5.38%, 07/15/40	100	125,983

		487,155
TELECOMMUNICATIONS — 2.25%
America Movil SAB de CV
5.00%, 03/30/20	150	175,980
6.13%, 03/30/40	100	131,891
AT&T Inc.
1.70%, 06/01/17	100	101,991
2.95%, 05/15/16	175	186,477
3.88%, 08/15/21	250	281,782
6.55%, 02/15/39	150	200,130
BellSouth Corp.
6.00%, 11/15/34	202	230,482
British Telecommunications PLC
9.63%, 12/15/30	31	49,742
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	160	168,513
CenturyLink Inc.
5.80%, 03/15/22[a]	50	52,909
7.65%, 03/15/42[a]	50	51,846
Cisco Systems Inc.
4.45%, 01/15/20	130	152,380
5.50%, 02/22/16	101	115,964
Deutsche Telekom International Finance BV
4.88%, 07/08/14	150	159,213
8.75%, 06/15/30	61	91,338
France Telecom SA
8.50%, 03/01/31	77	113,926
Juniper Networks Inc.
4.60%, 03/15/21	200	214,096
New Cingular Wireless Services Inc.
8.75%, 03/01/31	100	162,168
Qwest Corp.
6.75%, 12/01/21	100	118,060
6.88%, 09/15/33 (Call 12/31/12)	31	31,000

Security	Principal (000s)	Value

Rogers Wireless Inc.
6.38%, 03/01/14	$61	$65,139
Telecom Italia Capital SA
5.25%, 10/01/15	160	169,200
Telefonica Emisiones SAU
3.99%, 02/16/16	100	101,250
Telefonica Europe BV
8.25%, 09/15/30	77	86,490
Verizon Communications Inc.
3.50%, 11/01/21	200	220,809
5.55%, 02/15/16	132	150,836
7.35%, 04/01/39	234	350,229
Vodafone Group PLC
4.38%, 03/16/21	50	58,167
5.75%, 03/15/16	162	186,015

		4,178,023
TRANSPORTATION — 0.58%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	100	104,660
6.15%, 05/01/37	102	133,868
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	52,757
CSX Corp.
4.25%, 06/01/21 (Call 03/01/21)	150	167,591
6.22%, 04/30/40	25	32,250
FedEx Corp.
3.88%, 08/01/42	100	99,379
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	100	103,562
4.84%, 10/01/41	57	65,007
Union Pacific Corp.
5.78%, 07/15/40	80	101,464
United Parcel Service Inc.
3.63%, 10/01/42	50	48,967
4.50%, 01/15/13[a]	160	160,765

		1,070,270

TOTAL CORPORATE BONDS & NOTES
(Cost: $57,302,055)		62,800,813

FOREIGN AGENCY OBLIGATIONS[f] — 1.99%

BRAZIL — 0.23%
Petrobras International Finance Co.
3.50%, 02/06/17	50	52,656
5.38%, 01/27/21	100	112,383
5.75%, 01/20/20	234	266,856

		431,895

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CANADA — 0.84%
Export Development Canada
3.13%, 04/24/14	$204	$212,071
Hydro-Quebec
2.00%, 06/30/16	150	156,840
Manitoba (Province of)
1.30%, 04/03/17	200	204,568
Nova Scotia (Province of)
2.38%, 07/21/15	100	104,877
Ontario (Province of)
2.30%, 05/10/16	150	158,300
4.40%, 04/14/20[a]	200	237,799
4.95%, 11/28/16[a]	160	186,347
Quebec (Province of)
5.00%, 03/01/16	122	139,265
7.50%, 09/15/29	102	158,285

		1,558,352
JAPAN — 0.06%
Japan Finance Corp.
2.50%, 01/21/16	100	105,973

		105,973
MEXICO — 0.19%
Pemex Project Funding Master Trust
5.75%, 03/01/18	100	117,250
6.63%, 06/15/35	102	128,010
Petroleos Mexicanos
5.50%, 01/21/21	100	117,250

		362,510
SOUTH KOREA — 0.19%
Export-Import Bank of Korea (The)
5.00%, 04/11/22	200	235,322
5.88%, 01/14/15	100	109,638

		344,960
SUPRANATIONAL — 0.48%
Asian Development Bank
1.75%, 03/21/19	100	104,246
2.75%, 05/21/14	309	319,842
Inter-American Development Bank
3.88%, 02/14/20	200	236,449
5.13%, 09/13/16	203	237,606

		898,143

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,471,702)		3,701,833

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.76%

BRAZIL — 0.47%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	200	241,500
6.00%, 01/17/17	150	178,500
7.13%, 01/20/37	100	155,000

Security	Principal (000s)	Value

8.00%, 01/15/18	$249	$292,219

		867,219
CANADA — 0.04%
Canada (Government of)
0.88%, 02/14/17	75	75,852

		75,852
COLOMBIA — 0.11%
Colombia (Republic of)
7.38%, 03/18/19	150	198,225

		198,225
ITALY — 0.20%
Italy (Republic of)
4.50%, 01/21/15	260	271,848
5.38%, 06/12/17[a]	100	107,532

		379,380
MEXICO — 0.39%
United Mexican States
3.63%, 03/15/22[a]	378	416,178
7.50%, 04/08/33	204	311,100

		727,278
PANAMA — 0.17%
Panama (Republic of)
5.20%, 01/30/20	150	180,375
6.70%, 01/26/36	100	143,000

		323,375
PERU — 0.14%
Peru (Republic of)
7.13%, 03/30/19	200	264,300

		264,300
POLAND — 0.12%
Poland (Republic of)
6.38%, 07/15/19	170	212,330

		212,330
SOUTH AFRICA — 0.12%
South Africa (Republic of)
4.67%, 01/17/24	200	226,540

		226,540

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,945,333)		3,274,499

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 1.31%

CALIFORNIA — 0.62%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
Series S1
7.04%, 04/01/50	$100	$147,751
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	100	112,901
Los Angeles Community College District GO BAB
6.75%, 08/01/49	100	141,237
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	50	70,972
Los Angeles Unified School District GO BAB
6.76%, 07/01/34	75	100,904
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	80	99,060
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	50	61,508
State of California GO
6.20%, 10/01/19	100	122,619
State of California GO BAB
7.30%, 10/01/39	215	298,465

		1,155,417
GEORGIA — 0.05%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB Project M,
Series 2010A
6.66%, 04/01/57	80	95,378

		95,378
ILLINOIS — 0.13%
State of Illinois GO
5.10%, 06/01/33	235	237,129

		237,129
MASSACHUSETTS — 0.05%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	84,133

		84,133
NEW JERSEY—0.06%
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	100	120,701

		120,701

Security	Principal (000s)	Value

NEW YORK — 0.22%
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	$60	$88,747
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	100	132,144
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.86%, 12/01/24 (GOI)	100	127,813
State of New York GO BAB
5.97%, 03/01/36	50	65,052

		413,756
OHIO — 0.14%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
Series E
6.27%, 02/15/50	50	60,291
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	170	192,163

		252,454
TEXAS — 0.04%
City Public Service Board of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	50	65,956

		65,956

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,065,579)		2,424,924

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.06%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.06%
Federal Home Loan Banks
0.38%, 01/29/14	1,000	1,001,577
5.00%, 11/17/17	680	821,261
5.50%, 08/13/14[a]	600	653,040
Federal Home Loan Mortgage Corp.
1.75%, 05/30/19	180	187,132
2.38%, 01/13/22	159	167,756
4.50%, 01/15/13	1,794	1,803,033
4.50%, 01/15/15	1,210	1,316,961
4.88%, 11/15/13	360	375,919
4.88%, 06/13/18[a]	704	855,146
6.75%, 03/15/31	179	280,898
Federal National Mortgage Association
0.50%, 08/09/13	500	500,990
1.25%, 01/30/17[a]	300	307,910
5.00%, 04/15/15	2,840	3,151,843
5.38%, 06/12/17	450	543,957
6.63%, 11/15/30	740	1,144,293

		13,111,716
U.S. GOVERNMENT OBLIGATIONS — 53.00%
U.S. Treasury Bonds
3.13%, 11/15/41[a]	1,770	1,900,856
3.13%, 02/15/42	1,750	1,877,697
3.75%, 08/15/41[a]	500	602,270
3.88%, 08/15/40	750	923,393
4.25%, 11/15/40	730	954,570

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

4.38%, 05/15/41	$250	$333,512
4.50%, 08/15/39	2,268	3,075,363
4.75%, 02/15/41[a]	1,080	1,523,837
5.38%, 02/15/31	750	1,093,440
7.63%, 02/15/25[a]	2,400	3,929,712
U.S. Treasury Notes
0.25%, 11/30/13	1,300	1,300,559
0.25%, 01/31/14	1,700	1,700,527
0.25%, 02/28/14	1,800	1,800,540
0.25%, 02/15/15[a]	3,600	3,597,660
0.38%, 11/15/14[a]	650	651,469
0.63%, 04/30/13	1,750	1,753,482
0.63%, 08/31/17	2,300	2,305,589
0.63%, 11/30/17	1,800	1,800,990
0.75%, 10/31/17[a]	500	503,530
0.88%, 12/31/16	3,250	3,302,357
0.88%, 02/28/17	2,600	2,641,470
0.88%, 07/31/19	700	696,024
1.00%, 01/15/14	1,000	1,008,710
1.00%, 09/30/16	150	153,211
1.00%, 10/31/16	3,150	3,217,851
1.25%, 03/15/14	2,550	2,583,048
1.25%, 04/15/14[a]	2,800	2,838,696
1.38%, 05/15/13[a]	820	824,518
1.50%, 03/31/19[a]	900	933,552
1.75%, 05/15/22	350	357,073
2.00%, 04/30/16[a]	3,300	3,481,302
2.00%, 11/15/21	650	681,824
2.00%, 02/15/22[a]	1,720	1,798,673
2.13%, 02/29/16	2,800	2,959,320
2.38%, 02/28/15	1,400	1,465,324
2.38%, 07/31/17	3,080	3,335,825
2.38%, 05/31/18	1,000	1,088,890
2.50%, 03/31/15[a]	3,450	3,627,641
2.50%, 04/30/15	2,417	2,545,246
3.00%, 02/28/17	1,750	1,933,453
3.13%, 05/15/21[a]	600	687,444
3.25%, 03/31/17	302	337,352
3.63%, 08/15/19[a]	6,360	7,468,548
3.63%, 02/15/21[a]	390	462,283
4.63%, 11/15/16	6,676	7,763,587
4.75%, 05/15/14[a]	6,100	6,498,147
8.13%, 08/15/19[a]	1,410	2,071,741

		98,392,106

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $104,920,645)		111,503,822

Security	Shares	Value

SHORT-TERM INVESTMENTS — 22.79%

MONEY MARKET FUNDS — 22.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,g,h]	37,994,780	$37,994,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,g,h]	3,383,987	3,383,987

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,h]	942,912	$942,912

		42,321,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,321,679)		42,321,679

TOTAL INVESTMENTS IN SECURITIES — 121.73%
(Cost: $213,026,993)		226,027,570
Other Assets, Less Liabilities — (21.73)%		(40,355,371)

NET ASSETS — 100.00%		$185,672,199

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
c	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

73

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 88.80%

ADVERTISING — 0.25%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,492,046
4.00%, 03/15/22	595	603,843
Omnicom Group Inc.
3.63%, 05/01/22	2,092	2,197,136
4.45%, 08/15/20	1,015	1,148,503
5.90%, 04/15/16	1,973	2,259,927
6.25%, 07/15/19	1,000	1,233,849
WPP Finance 2010
3.63%, 09/07/22	2,500	2,489,118
WPP Finance UK
5.88%, 06/15/14	240	255,715
8.00%, 09/15/14	2,000	2,220,925

		13,901,062
AEROSPACE & DEFENSE — 1.19%
Boeing Co. (The)
3.50%, 02/15/15	240	255,644
4.88%, 02/15/20	1,247	1,504,268
5.00%, 03/15/14	2,700	2,848,607
6.00%, 03/15/19	2,550	3,199,920
8.75%, 08/15/21[a]	420	617,659
Embraer Overseas Ltd.
6.38%, 01/24/17[a]	170	192,100
6.38%, 01/15/20[a]	1,750	2,018,398
Exelis Inc.
4.25%, 10/01/16	150	158,836
5.55%, 10/01/21	700	763,273
General Dynamics Corp.
2.25%, 07/15/16	1,650	1,737,436
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,494,941
3.88%, 07/15/21 (Call 04/15/21)	500	563,397
5.25%, 02/01/14	2,674	2,813,419
5.38%, 08/15/15	170	190,416
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	2,250	2,490,139
4.88%, 03/01/20[a]	150	179,212
6.13%, 03/01/19	250	315,189
L-3 Communications Corp.
3.95%, 11/15/16	900	971,271
4.75%, 07/15/20	1,786	2,002,926
4.95%, 02/15/21 (Call 11/15/20)[a]	1,100	1,245,981
5.20%, 10/15/19	1,210	1,391,342
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,238,568
3.35%, 09/15/21	1,146	1,217,010
4.25%, 11/15/19	1,322	1,486,095
Northrop Grumman Corp.
1.85%, 11/15/15	700	719,490
3.50%, 03/15/21	1,500	1,610,705
3.70%, 08/01/14	1,000	1,049,240
Raytheon Co.
1.40%, 12/15/14	1,400	1,425,469
1.63%, 10/15/15	500	513,513

Security	Principal (000s)	Value

2.50%, 12/15/22	$2,000	$2,010,974
4.40%, 02/15/20	2,600	3,015,223
6.40%, 12/15/18	760	963,486
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	479,800
5.25%, 07/15/19	350	419,545
United Technologies Corp.
1.20%, 06/01/15	1,000	1,011,790
1.80%, 06/01/17	8,361	8,619,579
3.10%, 06/01/22	2,746	2,947,574
4.50%, 04/15/20	3,565	4,192,260
4.88%, 05/01/15	1,900	2,091,038
5.38%, 12/15/17	112	134,409
6.13%, 02/01/19	1,742	2,188,175
8.75%, 03/01/21	100	146,158

		65,434,475
AGRICULTURE — 0.97%
Altria Group Inc.
2.85%, 08/09/22	5,100	5,075,077
4.13%, 09/11/15	1,071	1,169,452
4.75%, 05/05/21	5,000	5,683,935
9.25%, 08/06/19	901	1,255,594
9.70%, 11/10/18	3,309	4,692,306
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	2,045	2,343,639
5.45%, 03/15/18	750	897,378
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	2,640	2,825,676
5.35%, 04/15/14	2,605	2,739,860
8.50%, 06/15/19	940	1,220,350
Bunge NA Finance LP
5.90%, 04/01/17	150	171,920
Lorillard Tobacco Co.
3.50%, 08/04/16	385	408,254
6.88%, 05/01/20[a]	2,327	2,843,183
8.13%, 06/23/19	847	1,085,844
Philip Morris International Inc.
1.13%, 08/21/17	2,000	2,005,614
1.63%, 03/20/17[a]	3,500	3,589,826
2.50%, 05/16/16	2,740	2,887,617
2.90%, 11/15/21	205	213,922
4.13%, 05/17/21[a]	1,000	1,151,373
4.50%, 03/26/20	1,796	2,108,551
5.65%, 05/16/18	3,242	3,970,524
Reynolds American Inc.
3.25%, 11/01/22	1,100	1,116,048
6.75%, 06/15/17	1,322	1,611,533
7.63%, 06/01/16	1,396	1,682,041
UST LLC
5.75%, 03/01/18	500	593,432

		53,342,949
AIRLINES — 0.26%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22[a]	379	391,224
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23[a]	2,021	2,092,028

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	$382	$416,094
5.98%, 10/19/23[a]	1,118	1,245,440
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18	214	247,049
Delta Air Lines Inc. 2010-1A Pass Through Trust Class A
6.20%, 01/02/20[a]	1,704	1,900,075
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	1,500	1,591,875
Northwest Airlines Inc. 2007-1A Pass Through Trust
Series 07-1
7.03%, 05/01/21[a]	25	27,411
Southwest Airlines Co.
5.13%, 03/01/17[a]	200	221,344
5.25%, 10/01/14	70	74,594
5.75%, 12/15/16	2,000	2,275,939
United Airlines Inc. 2009-1 Pass Through Trust
10.40%, 05/01/18[a]	1,907	2,191,000
United Airlines Inc. 2009-2A Pass Through Trust
9.75%, 07/15/18[a]	1,595	1,833,865

		14,507,938
APPAREL — 0.03%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	780	843,621
5.95%, 11/01/17	725	854,216

		1,697,837
AUTO MANUFACTURERS — 0.04%
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,717,500
PACCAR Inc.
6.88%, 02/15/14	480	515,198

		2,232,698
AUTO PARTS & EQUIPMENT — 0.14%
BorgWarner Inc.
4.63%, 09/15/20	600	659,463
Johnson Controls Inc.
1.75%, 03/01/14	100	101,302
2.60%, 12/01/16	1,000	1,045,576
3.75%, 12/01/21 (Call 09/01/21)[a]	2,000	2,145,321
4.25%, 03/01/21	1,250	1,381,875
5.00%, 03/30/20	150	172,715
5.50%, 01/15/16[a]	2,040	2,293,690

		7,799,942
BANKS — 21.73%
Abbey National Treasury Services PLC
2.88%, 04/25/14	3,000	3,042,193
4.00%, 04/27/16	1,257	1,319,685

Security	Principal (000s)	Value

AgriBank FCB
Series AI
9.13%, 07/15/19	$1,000	$1,322,341
American Express Bank FSB
6.00%, 09/13/17	810	979,124
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,510,994
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	700	764,546
Banco do Brasil SA
3.88%, 01/23/17[a]	2,000	2,090,000
3.88%, 10/10/22[a]	2,000	2,010,000
Bancolombia SA
4.25%, 01/12/16	500	525,000
5.13%, 09/11/22	3,000	3,105,000
5.95%, 06/03/21[a]	2,000	2,310,000
Bank of America Corp.
3.63%, 03/17/16	1,930	2,047,627
3.70%, 09/01/15	1,670	1,765,190
3.88%, 03/22/17	3,161	3,429,783
4.50%, 04/01/15	6,500	6,926,316
5.00%, 05/13/21	7,290	8,354,651
5.25%, 12/01/15	450	487,953
5.38%, 06/15/14	300	318,792
5.42%, 03/15/17	2,250	2,451,992
5.49%, 03/15/19	2,200	2,477,086
5.63%, 10/14/16	1,090	1,235,792
5.63%, 07/01/20	5,080	5,975,327
5.65%, 05/01/18	9,145	10,563,667
5.70%, 01/24/22	4,440	5,389,438
5.75%, 08/15/16	1,080	1,182,822
5.75%, 12/01/17	5,950	6,864,540
5.88%, 01/05/21	2,195	2,626,646
6.50%, 08/01/16	10,550	12,234,726
7.38%, 05/15/14	5,030	5,465,154
7.63%, 06/01/19	3,950	5,032,867
7.75%, 08/15/15	1,380	1,565,474
7.80%, 09/15/16	350	410,218
Series 1
3.75%, 07/12/16	5,950	6,361,914
Bank of America N.A.
5.30%, 03/15/17	4,000	4,450,285
6.10%, 06/15/17	3,850	4,420,892
Bank of Montreal
1.75%, 04/29/14	3,250	3,304,647
2.50%, 01/11/17	1,945	2,041,015
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	125	126,314
1.50%, 01/31/14	490	495,680
1.97%, 06/20/17[b]	500	518,930
2.30%, 07/28/16	2,560	2,682,653
2.95%, 06/18/15[a]	1,000	1,056,097
3.10%, 01/15/15	500	525,522
3.55%, 09/23/21 (Call 08/23/21)	4,455	4,871,648
4.15%, 02/01/21[a]	1,250	1,420,459
4.30%, 05/15/14	4,110	4,329,920
4.60%, 01/15/20	925	1,070,064
4.75%, 12/15/14	100	107,756
5.45%, 04/01/16	170	193,753
5.45%, 05/15/19	1,500	1,801,072
5.50%, 12/01/17	90	105,790
Series G
4.95%, 03/15/15	140	153,407

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Bank of Nova Scotia
0.75%, 10/09/15	$2,000	$1,995,869
1.85%, 01/12/15	3,500	3,582,569
2.38%, 12/17/13	1,310	1,336,218
2.55%, 01/12/17	1,629	1,719,440
2.90%, 03/29/16	1,964	2,084,904
3.40%, 01/22/15	3,310	3,494,297
4.38%, 01/13/21	2,634	3,049,618
Bank One Corp.
4.90%, 04/30/15	120	129,864
Barclays Bank PLC
2.38%, 01/13/14	2,000	2,013,701
2.75%, 02/23/15	1,000	1,035,009
3.90%, 04/07/15	1,080	1,147,272
5.00%, 09/22/16	3,463	3,901,203
5.13%, 01/08/20	6,970	7,955,004
5.14%, 10/14/20	251	262,245
5.20%, 07/10/14	6,070	6,467,408
6.75%, 05/22/19	3,094	3,795,047
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,464	1,484,391
2.05%, 04/28/14 (Call 03/28/14)	1,420	1,446,147
2.15%, 03/22/17 (Call 02/22/17)	1,815	1,886,293
3.20%, 03/15/16 (Call 02/16/16)	745	796,283
4.90%, 06/30/17	200	226,539
5.20%, 12/23/15	1,989	2,216,380
5.25%, 11/01/19	2,600	3,023,179
5.70%, 04/30/14	2,200	2,356,032
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	4,940	4,939,811
BNP Paribas SA
2.38%, 09/14/17	5,500	5,577,539
3.25%, 03/11/15	3,870	4,032,271
3.60%, 02/23/16[a]	1,564	1,656,220
5.00%, 01/15/21	7,780	8,710,639
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,350	1,354,782
2.35%, 12/11/15	2,147	2,248,111
Capital One Financial Corp.
2.13%, 07/15/14	3,180	3,237,305
2.15%, 03/23/15	500	512,253
3.15%, 07/15/16	1,638	1,742,241
4.75%, 07/15/21	1,750	2,023,105
5.50%, 06/01/15	240	265,510
6.15%, 09/01/16	1,703	1,959,459
6.75%, 09/15/17	1,983	2,435,081
7.38%, 05/23/14	2,030	2,220,875
China Development Bank Corp.
4.75%, 10/08/14	190	202,312
5.00%, 10/15/15	1,500	1,655,859
Citigroup Inc.
2.25%, 08/07/15	2,250	2,301,774
3.95%, 06/15/16	4,932	5,313,137
4.45%, 01/10/17	1,862	2,059,349
4.50%, 01/14/22[a]	3,185	3,574,967
4.59%, 12/15/15	550	600,709
4.70%, 05/29/15	220	237,605
4.75%, 05/19/15	5,470	5,909,511
5.00%, 09/15/14	7,810	8,226,268
5.13%, 05/05/14	700	739,265
5.30%, 01/07/16	2,200	2,444,216
5.38%, 08/09/20	1,738	2,037,978
5.50%, 10/15/14	2,000	2,152,825

Security	Principal (000s)	Value

5.50%, 02/15/17	$2,380	$2,641,771
5.85%, 08/02/16[a]	1,041	1,193,471
6.00%, 12/13/13	2,000	2,103,986
6.00%, 08/15/17	7,920	9,310,843
6.01%, 01/15/15	5,190	5,680,219
6.13%, 11/21/17	6,350	7,546,157
6.13%, 05/15/18	8,700	10,414,778
6.38%, 08/12/14	7,420	8,036,545
8.50%, 05/22/19	6,800	9,076,941
City National Corp.
5.25%, 09/15/20[a]	500	542,908
Comerica Bank
5.20%, 08/22/17	3,050	3,508,095
5.75%, 11/21/16	110	126,521
Series AI
5.70%, 06/01/14	100	106,435
Comerica Inc.
4.80%, 05/01/15	100	107,128
Commonwealth Bank of Australia
1.95%, 03/16/15	2,600	2,651,448
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	3,500	3,586,833
Compass Bank
6.40%, 10/01/17	100	107,652
Credit Suisse New York
2.20%, 01/14/14	3,150	3,186,595
3.50%, 03/23/15	2,500	2,643,987
4.38%, 08/05/20	2,120	2,413,854
5.30%, 08/13/19	3,258	3,870,932
5.40%, 01/14/20	2,240	2,519,885
5.50%, 05/01/14	3,250	3,464,627
6.00%, 02/15/18	2,792	3,205,255
Deutsche Bank AG London
3.25%, 01/11/16	1,098	1,166,048
3.45%, 03/30/15	4,520	4,771,927
3.88%, 08/18/14	2,690	2,830,402
6.00%, 09/01/17	4,720	5,674,823
Deutsche Bank Financial LLC
5.38%, 03/02/15	310	330,638
Discover Bank
7.00%, 04/15/20	1,000	1,236,049
Fifth Third Bancorp
3.63%, 01/25/16	3,565	3,818,385
4.50%, 06/01/18	880	978,821
5.45%, 01/15/17	1,300	1,464,840
Fifth Third Bank
4.75%, 02/01/15	120	128,886
First Horizon National Corp.
5.38%, 12/15/15	3,200	3,504,630
First Tennessee Bank N.A.
5.05%, 01/15/15	60	63,303
5.65%, 04/01/16	170	184,667
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	3,000	3,126,259
3.63%, 02/07/16	4,593	4,860,809
3.70%, 08/01/15	3,000	3,163,512
5.00%, 10/01/14	4,222	4,499,890
5.13%, 01/15/15	8,050	8,653,072
5.15%, 01/15/14	2,590	2,708,069
5.25%, 07/27/21	4,600	5,248,833
5.35%, 01/15/16	2,253	2,497,350
5.38%, 03/15/20	4,130	4,721,801
5.50%, 11/15/14	460	496,699

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.63%, 01/15/17	$4,890	$5,351,519
5.75%, 10/01/16	4,420	5,026,146
5.75%, 01/24/22	9,050	10,703,276
5.95%, 01/18/18	6,440	7,431,655
6.00%, 05/01/14	1,780	1,899,587
6.00%, 06/15/20	4,000	4,727,874
6.15%, 04/01/18	7,206	8,388,558
6.25%, 09/01/17	5,280	6,157,813
7.50%, 02/15/19	4,930	6,174,801
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,730	2,834,699
4.88%, 08/24/20	4,100	4,505,553
HSBC Holdings PLC
4.00%, 03/30/22	3,723	4,068,959
5.10%, 04/05/21	5,370	6,323,457
HSBC USA Inc.
2.38%, 02/13/15	1,505	1,547,471
J.P. Morgan Chase & Co.
1.88%, 03/20/15	5,750	5,841,368
2.00%, 08/15/17[a]	3,250	3,299,227
2.05%, 01/24/14	640	650,207
2.60%, 01/15/16	2,400	2,497,855
3.15%, 07/05/16	5,250	5,568,308
3.25%, 09/23/22	2,000	2,063,157
3.45%, 03/01/16	6,306	6,722,737
3.70%, 01/20/15	5,420	5,719,807
4.25%, 10/15/20	4,660	5,183,735
4.35%, 08/15/21	5,230	5,848,848
4.40%, 07/22/20	10,150	11,365,232
4.50%, 01/24/22	5,000	5,665,211
4.63%, 05/10/21	3,000	3,419,212
4.65%, 06/01/14	4,340	4,581,810
4.75%, 03/01/15	490	529,366
4.88%, 03/15/14	150	156,924
4.95%, 03/25/20	2,000	2,310,100
5.13%, 09/15/14	1,780	1,896,632
5.15%, 10/01/15	4,440	4,878,286
5.25%, 05/01/15	1,070	1,162,916
6.00%, 01/15/18	9,480	11,284,719
6.13%, 06/27/17	5,710	6,716,728
6.30%, 04/23/19	6,050	7,478,009
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	8,471	9,954,413
KeyBank N.A.
4.95%, 09/15/15	230	250,118
5.45%, 03/03/16	2,026	2,264,645
5.80%, 07/01/14	180	191,911
KeyCorp
3.75%, 08/13/15	2,215	2,366,220
5.10%, 03/24/21	549	641,703
KfW
0.63%, 04/24/15	2,670	2,683,672
1.00%, 01/12/15	10,970	11,104,639
1.25%, 10/26/15	4,000	4,088,624
1.25%, 10/05/16	13,000	13,293,805
1.25%, 02/15/17	12,400	12,686,363
1.38%, 01/13/14	6,400	6,474,663
1.50%, 04/04/14	5,910	6,000,470
2.00%, 06/01/16[a]	15,750	16,501,470
2.00%, 10/04/22	3,000	3,032,514
2.38%, 08/25/21	6,500	6,849,449
2.63%, 03/03/15	5,500	5,772,902
2.63%, 02/16/16	4,500	4,792,626

Security	Principal (000s)	Value

2.63%, 01/25/22[a]	$7,000	$7,506,180
2.75%, 10/21/14	2,500	2,610,366
2.75%, 09/08/20	1,850	2,017,882
3.50%, 03/10/14	9,910	10,305,481
4.00%, 01/27/20	8,000	9,409,295
4.13%, 10/15/14	400	427,478
4.38%, 07/21/15	680	749,413
4.50%, 07/16/18[a]	6,047	7,178,065
4.88%, 01/17/17[a]	7,450	8,701,903
4.88%, 06/17/19	4,640	5,698,795
5.13%, 03/14/16	1,050	1,205,467
Series G
4.38%, 03/15/18[a]	8,700	10,195,582
Korea Development Bank
3.00%, 09/14/22[a]	1,000	1,012,881
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,388,496
Landwirtschaftliche Rentenbank
1.88%, 09/17/18[a]	2,500	2,614,374
2.13%, 07/15/16	4,000	4,211,830
2.50%, 02/15/16	2,000	2,124,683
3.13%, 07/15/15	3,050	3,258,063
5.13%, 02/01/17	500	589,979
Series 29
1.38%, 10/23/19	3,000	3,014,819
Series G
5.00%, 11/08/16[a]	5,930	6,917,014
Series G13
4.88%, 11/16/15	650	731,635
Lloyds TSB Bank PLC
4.20%, 03/28/17	3,490	3,854,753
4.88%, 01/21/16	1,741	1,919,695
6.38%, 01/21/21	2,167	2,681,346
Manufacturers and Traders Trust Co.
5.63%, 12/01/21 (Call 12/01/16)[c]	1,000	1,020,000
6.63%, 12/04/17	1,000	1,213,317
Mellon Funding Corp.
5.00%, 12/01/14	120	129,352
5.20%, 05/15/14	230	245,302
5.50%, 11/15/18	1,160	1,378,711
Morgan Stanley
2.88%, 01/24/14	1,530	1,555,543
2.88%, 07/28/14	3,565	3,638,932
3.80%, 04/29/16	5,900	6,136,668
4.10%, 01/26/15	4,655	4,832,554
4.20%, 11/20/14	2,500	2,603,118
4.75%, 04/01/14[a]	6,053	6,266,552
4.75%, 03/22/17	1,500	1,623,343
5.38%, 10/15/15	415	449,378
5.45%, 01/09/17	5,315	5,811,343
5.50%, 01/26/20	3,700	4,125,353
5.50%, 07/24/20	2,700	3,029,032
5.50%, 07/28/21	6,020	6,860,258
5.63%, 09/23/19	233	261,143
5.75%, 10/18/16	2,325	2,574,220
5.75%, 01/25/21	5,980	6,786,835
5.95%, 12/28/17	2,450	2,773,800
6.00%, 05/13/14	5,370	5,687,172
6.00%, 04/28/15	6,740	7,333,546
6.25%, 08/28/17	214	243,361
6.63%, 04/01/18	6,903	8,029,932
7.30%, 05/13/19	7,830	9,505,247

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series F
5.55%, 04/27/17	$2,500	$2,759,679
National Australia Bank Ltd. New York
1.60%, 08/07/15	2,000	2,033,110
2.00%, 03/09/15	4,750	4,853,909
National Bank of Canada
1.50%, 06/26/15	1,000	1,018,451
National City Bank of Indiana
4.25%, 07/01/18	220	247,096
National City Corp.
4.90%, 01/15/15	1,392	1,500,400
6.88%, 05/15/19	470	586,856
Northern Trust Corp.
3.38%, 08/23/21	2,775	3,007,792
3.45%, 11/04/20	850	926,361
4.63%, 05/01/14	1,115	1,178,176
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	4,125	4,170,783
2.00%, 06/03/16[a]	1,000	1,039,623
4.50%, 03/09/15	220	239,446
4.88%, 02/16/16	4,480	5,050,852
5.00%, 04/25/17	2,300	2,686,552
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[d]	3,000	3,016,091
4.88%, 09/21/17[d]	340	388,525
5.25%, 01/15/17[a,d]	290	330,641
6.00%, 12/07/17[a,d]	1,000	1,207,869
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	2,093	2,217,464
3.30%, 03/08/22 (Call 02/06/22)[d]	1,862	1,974,391
3.63%, 02/08/15[d]	335	356,043
4.25%, 09/21/15[d]	750	820,029
4.38%, 08/11/20[d]	1,992	2,295,875
5.13%, 02/08/20[d]	2,411	2,884,750
5.25%, 11/15/15[a,d]	2,757	3,082,541
5.40%, 06/10/14[d]	1,700	1,816,892
5.63%, 02/01/17[d]	1,750	2,001,306
Rabobank Nederland
1.85%, 01/10/14	2,320	2,349,347
2.13%, 10/13/15	577	594,083
3.38%, 01/19/17	4,851	5,201,284
3.88%, 02/08/22	4,340	4,694,267
4.50%, 01/11/21	4,160	4,699,508
Regions Financial Corp.
7.75%, 11/10/14	1,000	1,102,500
Royal Bank of Canada
1.13%, 01/15/14	1,050	1,056,131
1.15%, 03/13/15	470	474,532
1.45%, 10/30/14	2,250	2,284,091
2.30%, 07/20/16	140	146,411
2.63%, 12/15/15	6,692	7,073,825
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	6,000	6,134,814
3.25%, 01/11/14	1,500	1,537,998
3.95%, 09/21/15	979	1,042,598
4.38%, 03/16/16[a]	2,606	2,835,719
4.65%, 06/04/18	300	303,284
4.88%, 03/16/15	720	774,131
5.63%, 08/24/20	470	548,959
6.13%, 01/11/21	4,920	5,976,828
6.40%, 10/21/19	1,233	1,445,373

Security	Principal (000s)	Value

SouthTrust Corp.
5.80%, 06/15/14	$170	$182,017
Sovereign Bank
8.75%, 05/30/18	250	289,845
State Street Corp.
2.88%, 03/07/16	1,041	1,108,286
4.30%, 05/30/14	1,500	1,583,712
4.38%, 03/07/21	1,210	1,427,127
4.96%, 03/15/18	500	566,725
5.25%, 10/15/18	1,000	1,193,641
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,007,155
3.20%, 07/18/22	2,750	2,828,643
SunTrust Bank
5.00%, 09/01/15[a]	62	66,911
7.25%, 03/15/18	700	843,928
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)[a]	2,200	2,360,787
3.60%, 04/15/16 (Call 03/15/16)	1,931	2,056,561
6.00%, 09/11/17	750	893,044
SVB Financial Group
5.38%, 09/15/20	150	169,480
Svenska Handelsbanken AB
2.88%, 04/04/17	1,564	1,653,114
3.13%, 07/12/16	2,010	2,130,743
Toronto-Dominion Bank (The)
1.38%, 07/14/14	1,870	1,894,775
2.38%, 10/19/16	2,242	2,357,909
2.50%, 07/14/16	3,025	3,178,838
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	3,500	3,582,893
2.20%, 11/15/16 (Call 10/14/16)	931	973,711
2.45%, 07/27/15	1,120	1,170,770
2.88%, 11/20/14[a]	650	679,535
2.95%, 07/15/22 (Call 06/15/22)	2,663	2,716,852
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,224,452
3.44%, 02/01/16	2,000	2,099,740
4.13%, 05/24/21 (Call 04/23/21)	2,951	3,382,343
4.20%, 05/15/14	3,060	3,221,602
UBS AG Stamford
2.25%, 01/28/14	3,430	3,475,174
3.88%, 01/15/15	2,260	2,387,587
4.88%, 08/04/20	3,640	4,238,013
5.75%, 04/25/18	3,315	3,936,321
5.88%, 12/20/17	4,675	5,562,784
7.00%, 10/15/15	100	111,734
7.38%, 06/15/17	120	140,378
Series 10
5.88%, 07/15/16	2,318	2,586,064
Union Bank N.A.
2.13%, 12/16/13	2,500	2,539,475
3.00%, 06/06/16	2,000	2,108,374
5.95%, 05/11/16	410	466,372
UnionBanCal Corp.
5.25%, 12/16/13	110	114,888
US Bank N.A.
4.80%, 04/15/15	1,912	2,080,789
4.95%, 10/30/14	1,260	1,351,561
6.30%, 02/04/14	660	701,537
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192	4,508,903
Wachovia Corp./Wells Fargo & Co.
5.00%, 08/15/15	340	373,109

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.25%, 08/01/14	$3,040	$3,245,016
5.60%, 03/15/16	100	112,373
5.63%, 10/15/16	4,110	4,718,002
5.75%, 06/15/17	3,630	4,302,041
5.75%, 02/01/18	3,030	3,648,792
6.00%, 11/15/17	279	335,579
Wells Fargo & Co.
1.25%, 02/13/15	2,750	2,772,516
2.10%, 05/08/17	750	772,704
2.63%, 12/15/16	7,600	8,021,459
3.50%, 03/08/22	4,000	4,309,109
3.63%, 04/15/15	960	1,023,050
3.68%, 06/15/16[b]	2,420	2,625,789
3.75%, 10/01/14	5,740	6,063,509
4.60%, 04/01/21	4,870	5,631,731
4.63%, 04/15/14	140	146,599
5.00%, 11/15/14	1,000	1,077,226
5.13%, 09/15/16	1,000	1,138,407
5.63%, 12/11/17	6,107	7,301,694
Wells Fargo Bank N.A.
4.75%, 02/09/15	3,250	3,504,100
5.75%, 05/16/16	3,580	4,056,703
Westpac Banking Corp.
2.00%, 08/14/17	2,500	2,583,756
3.00%, 08/04/15	5,379	5,666,123
3.00%, 12/09/15	1,499	1,586,957
4.20%, 02/27/15	2,050	2,200,855
4.63%, 06/01/18	1,930	2,127,654
4.88%, 11/19/19[a]	3,320	3,865,542
Zions BanCorp.
7.75%, 09/23/14	1,120	1,232,000

		1,194,711,360
BEVERAGES — 2.37%
Anheuser-Busch Companies LLC
4.95%, 01/15/14	90	94,474
5.00%, 01/15/15	100	108,768
5.00%, 03/01/19	220	261,319
5.05%, 10/15/16	270	309,612
5.50%, 01/15/18	2,670	3,192,614
5.60%, 03/01/17[a]	250	294,146
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	3,000	3,011,422
1.50%, 07/14/14	3,140	3,185,368
2.88%, 02/15/16[a]	1,095	1,162,680
4.13%, 01/15/15[a]	3,890	4,176,712
4.38%, 02/15/21	795	920,398
5.00%, 04/15/20	298	358,809
5.38%, 11/15/14	3,000	3,268,718
5.38%, 01/15/20	13,967	17,125,061
7.75%, 01/15/19	2,988	4,008,415
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,306,973
5.38%, 01/15/16[a]	531	598,489
Bottling Group LLC
5.13%, 01/15/19	733	875,644
5.50%, 04/01/16	1,324	1,520,531
6.95%, 03/15/14	2,300	2,485,585
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,245,265
Coca-Cola Co. (The)
0.75%, 03/13/15	3,210	3,226,493

Security	Principal (000s)	Value

1.50%, 11/15/15	$140	$143,797
1.65%, 03/14/18	1,536	1,582,155
1.80%, 09/01/16	3,114	3,233,048
3.15%, 11/15/20	8,624	9,477,975
3.30%, 09/01/21	3,397	3,761,904
3.63%, 03/15/14	1,950	2,026,843
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	320	321,578
2.00%, 08/19/16	200	205,917
3.25%, 08/19/21 (Call 05/19/21)	200	207,573
3.50%, 09/15/20[a]	1,100	1,164,749
4.50%, 09/01/21 (Call 06/01/21)	1,484	1,660,783
Coca-Cola HBC Finance BV
5.50%, 09/17/15	180	195,123
Diageo Capital PLC
1.50%, 05/11/17	3,927	3,987,437
4.83%, 07/15/20	2,000	2,381,164
5.50%, 09/30/16	310	361,481
5.75%, 10/23/17	53	64,193
7.38%, 01/15/14	2,750	2,957,978
Diageo Finance BV
3.25%, 01/15/15	450	473,901
5.30%, 10/28/15	1,613	1,825,067
Diageo Investment Corp.
2.88%, 05/11/22	2,396	2,490,008
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	180	184,908
2.90%, 01/15/16	3,000	3,170,602
3.20%, 11/15/21 (Call 08/15/21)	180	188,971
Molson Coors Brewing Co.
2.00%, 05/01/17	1,000	1,022,847
3.50%, 05/01/22	500	529,299
PepsiAmericas Inc.
4.38%, 02/15/14	2,635	2,752,589
4.88%, 01/15/15	100	108,395
5.00%, 05/15/17[a]	180	209,301
PepsiCo Inc.
0.70%, 08/13/15	3,600	3,617,030
0.80%, 08/25/14	100	100,479
1.25%, 08/13/17	4,600	4,668,842
2.50%, 05/10/16	2,327	2,462,341
2.75%, 03/05/22	1,896	1,965,489
3.00%, 08/25/21	1,465	1,562,684
3.10%, 01/15/15	2,800	2,941,708
3.75%, 03/01/14	920	957,183
4.50%, 01/15/20	2,396	2,816,434
5.00%, 06/01/18	1,815	2,165,684
7.90%, 11/01/18	5,435	7,337,189

		130,022,145
BIOTECHNOLOGY — 0.77%
Amgen Inc.
1.88%, 11/15/14	1,740	1,779,569
2.13%, 05/15/17	2,234	2,314,137
2.30%, 06/15/16	1,350	1,410,206
2.50%, 11/15/16	1,396	1,473,455
3.88%, 11/15/21 (Call 08/15/21)	5,100	5,579,640
4.10%, 06/15/21 (Call 03/15/21)	1,750	1,943,538
4.50%, 03/15/20	2,125	2,420,498
4.85%, 11/18/14	2,780	2,998,829
5.70%, 02/01/19	1,593	1,917,109
5.85%, 06/01/17	102	122,153

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.15%, 06/01/18[a]	$250	$306,502
Biogen Idec Inc.
6.88%, 03/01/18	750	932,861
Celgene Corp.
2.45%, 10/15/15	200	207,766
3.25%, 08/15/22	1,500	1,539,230
3.95%, 10/15/20	1,850	2,007,778
Genentech Inc.
4.75%, 07/15/15	2,050	2,258,378
Genzyme Corp.
3.63%, 06/15/15	500	535,778
Gilead Sciences Inc.
2.40%, 12/01/14	250	258,163
3.05%, 12/01/16	1,445	1,545,367
4.40%, 12/01/21 (Call 09/01/21)	3,324	3,801,412
4.50%, 04/01/21 (Call 01/01/21)	2,374	2,708,741
Life Technologies Corp.
4.40%, 03/01/15	1,830	1,950,169
5.00%, 01/15/21 (Call 10/15/20)	150	167,465
6.00%, 03/01/20	1,971	2,331,343

		42,510,087
BUILDING MATERIALS — 0.12%
CRH America Inc.
4.13%, 01/15/16[a]	600	628,841
6.00%, 09/30/16	1,582	1,779,065
8.13%, 07/15/18[a]	1,000	1,219,074
Martin Marietta Materials Inc.
6.60%, 04/15/18[a]	250	277,763
Owens Corning Inc.
6.50%, 12/01/16	1,000	1,118,447
9.00%, 06/15/19	1,140	1,430,873

		6,454,063
CHEMICALS — 1.75%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,300	1,299,145
Air Products and Chemicals Inc.
2.00%, 08/02/16	715	742,433
3.00%, 11/03/21	1,500	1,574,597
4.38%, 08/21/19	250	288,391
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,750	1,744,308
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,109,599
5.10%, 02/01/15	110	118,966
Cabot Corp.
3.70%, 07/15/22	1,500	1,529,458
5.00%, 10/01/16[a]	125	138,945
CF Industries Inc.
6.88%, 05/01/18	3,000	3,680,787
Cytec Industries Inc.
8.95%, 07/01/17	250	311,861
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,109,654
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,991,797
4.13%, 11/15/21 (Call 08/15/21)[a]	2,234	2,441,824
4.25%, 11/15/20 (Call 08/15/20)	4,429	4,894,712
5.70%, 05/15/18	1,210	1,440,717
5.90%, 02/15/15	1,750	1,934,401
7.60%, 05/15/14	2,355	2,577,868

Security	Principal (000s)	Value

8.55%, 05/15/19	$3,132	$4,226,653
E.I. du Pont de Nemours and Co.
1.75%, 03/25/14	540	548,474
2.75%, 04/01/16	2,200	2,330,075
3.25%, 01/15/15	2,640	2,784,235
4.25%, 04/01/21[a]	500	578,139
4.63%, 01/15/20	3,127	3,672,036
4.75%, 03/15/15	395	430,754
4.88%, 04/30/14	120	127,243
5.75%, 03/15/19	300	366,400
5.88%, 01/15/14	578	612,377
6.00%, 07/15/18	3,211	3,988,431
Eastman Chemical Co.
2.40%, 06/01/17	3,200	3,310,187
3.60%, 08/15/22 (Call 05/15/22)	1,862	1,955,180
4.50%, 01/15/21	350	391,385
Ecolab Inc.
2.38%, 12/08/14	370	380,882
3.00%, 12/08/16	4,711	5,017,194
4.35%, 12/08/21	1,862	2,089,372
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	745,529
ICI Wilmington Inc.
5.63%, 12/01/13	210	219,313
Lubrizol Corp.
5.50%, 10/01/14	140	152,348
8.88%, 02/01/19	1,326	1,854,416
Monsanto Co.
2.75%, 04/15/16	900	954,133
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,560	1,667,848
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,204,419
3.75%, 09/30/15	140	150,744
4.88%, 03/30/20[a]	105	122,924
5.25%, 05/15/14	2,850	3,034,357
6.50%, 05/15/19	355	446,931
PPG Industries Inc.
1.90%, 01/15/16	225	231,673
3.60%, 11/15/20	2,900	3,144,524
6.65%, 03/15/18	884	1,100,161
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	1,950	1,973,870
3.25%, 09/15/15	1,950	2,084,659
4.05%, 03/15/21	1,700	1,940,115
5.20%, 03/15/17[a]	450	528,445
5.25%, 11/15/14	1,906	2,077,965
5.38%, 11/01/16[a]	270	314,310
Rohm and Haas Co.
6.00%, 09/15/17	1,057	1,252,111
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,184,209
6.13%, 10/15/19	2,355	2,748,692
Sherwin-Williams Co. (The)
3.13%, 12/15/14	620	650,099
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,650	1,785,140
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,050	2,239,055
7.25%, 06/15/19	150	185,505

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	$400	$400,381

		96,132,356
COMMERCIAL SERVICES — 0.46%
ADT Corp. (The)
2.25%, 07/15/17[e]	2,250	2,248,614
Block Financial LLC
5.13%, 10/30/14[a]	1,090	1,154,528
Cornell University
5.45%, 02/01/19	750	917,295
Emory University
5.63%, 09/01/19	1,000	1,243,321
Equifax Inc.
4.45%, 12/01/14	100	104,275
Johns Hopkins University
5.25%, 07/01/19	750	910,856
Moody’s Corp.
4.50%, 09/01/22 (Call 06/01/22)	1,000	1,072,715
5.50%, 09/01/20[a]	800	910,186
Princeton University
Series A
4.95%, 03/01/19	2,290	2,750,147
SAIC Inc.
4.45%, 12/01/20 (Call 09/01/20)	900	979,418
Stanford University
3.63%, 05/01/14	3,000	3,134,262
4.75%, 05/01/19	318	379,225
Trustees of Dartmouth College
4.75%, 06/01/19	500	595,758
Vanderbilt University
5.25%, 04/01/19	750	902,586
Verisk Analytics Inc.
4.13%, 09/12/22[a]	800	817,230
Western Union Co. (The)
3.65%, 08/22/18	1,250	1,346,002
5.25%, 04/01/20[a]	2,402	2,720,620
5.93%, 10/01/16	1,400	1,606,823
6.50%, 02/26/14	300	320,979
Yale University
2.90%, 10/15/14	1,000	1,045,584

		25,160,424
COMPUTERS — 1.26%
Computer Sciences Corp.
4.45%, 09/15/22	2,100	2,148,801
6.50%, 03/15/18	1,500	1,714,381
Dell Inc.
2.10%, 04/01/14	1,000	1,017,176
2.30%, 09/10/15[a]	1,500	1,541,847
3.10%, 04/01/16[a]	1,000	1,051,359
5.63%, 04/15/14	320	340,789
5.65%, 04/15/18[a]	500	576,967
5.88%, 06/15/19[a]	965	1,112,639
Hewlett-Packard Co.
2.20%, 12/01/15[a]	2,000	1,950,309
2.35%, 03/15/15	3,500	3,463,462
2.60%, 09/15/17[a]	2,000	1,903,031
2.65%, 06/01/16	1,396	1,363,356
3.00%, 09/15/16	1,018	1,001,337
3.30%, 12/09/16	1,862	1,850,628

Security	Principal (000s)	Value

3.75%, 12/01/20	$2,816	$2,593,597
4.30%, 06/01/21	790	743,830
4.38%, 09/15/21	4,500	4,253,222
4.65%, 12/09/21[a]	2,153	2,067,363
4.75%, 06/02/14	3,190	3,290,343
5.50%, 03/01/18	447	473,795
6.13%, 03/01/14	3,888	4,062,566
International Business Machines Corp.
0.55%, 02/06/15	250	249,604
0.75%, 05/11/15	2,500	2,507,672
1.25%, 05/12/14	3,750	3,795,839
1.25%, 02/06/17	3,723	3,766,542
1.88%, 08/01/22	2,500	2,413,008
1.95%, 07/22/16	675	701,226
2.00%, 01/05/16	1,992	2,062,814
2.90%, 11/01/21	1,400	1,495,573
5.70%, 09/14/17	2,150	2,608,285
7.63%, 10/15/18	4,379	5,877,104
8.38%, 11/01/19	3,002	4,230,518
Lexmark International Inc.
6.65%, 06/01/18[a]	1,200	1,302,356

		69,531,339
COSMETICS & PERSONAL CARE — 0.46%
Avon Products Inc.
4.20%, 07/15/18[a]	700	711,765
5.63%, 03/01/14	1,000	1,047,649
6.50%, 03/01/19[a]	250	275,412
Colgate-Palmolive Co.
1.30%, 01/15/17	1,800	1,835,402
2.30%, 05/03/22	1,000	1,024,950
2.63%, 05/01/17[a]	500	535,828
3.15%, 08/05/15	1,340	1,429,766
5.20%, 11/07/16[a]	750	871,388
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	453,583
Procter & Gamble Co. (The)
0.70%, 08/15/14	3,300	3,318,383
1.45%, 08/15/16	2,653	2,724,291
1.80%, 11/15/15	2,709	2,810,301
2.30%, 02/06/22	1,500	1,536,542
3.50%, 02/15/15	1,430	1,518,337
4.70%, 02/15/19	3,723	4,412,293
4.85%, 12/15/15	210	236,339
4.95%, 08/15/14	300	323,166
Series A
9.36%, 01/01/21	109	145,766

		25,211,161
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,039,528
Ingram Micro Inc.
5.25%, 09/01/17	700	749,540

		1,789,068
DIVERSIFIED FINANCIAL SERVICES — 7.61%
Alterra Finance LLC
6.25%, 09/30/20	400	455,415

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

American Express Co.
5.50%, 09/12/16[a]	$4,125	$4,784,603
6.15%, 08/28/17	695	843,650
6.80%, 09/01/66 (Call 09/01/16)[c]	1,322	1,414,540
7.00%, 03/19/18	1,800	2,290,527
7.25%, 05/20/14	3,210	3,511,747
American Express Credit Corp.
1.75%, 06/12/15	4,500	4,598,523
2.38%, 03/24/17	6,200	6,501,641
2.75%, 09/15/15	5,000	5,265,036
2.80%, 09/19/16	2,374	2,517,955
Series D
5.13%, 08/25/14	2,070	2,227,438
Ameriprise Financial Inc.
5.30%, 03/15/20	2,250	2,670,962
5.65%, 11/15/15	1,650	1,869,100
7.30%, 06/28/19	135	174,744
Ameritech Capital Funding Corp.
6.45%, 01/15/18	420	507,507
Associates Corp. of North America
6.95%, 11/01/18	158	189,571
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
4.65%, 07/02/18	160	180,373
5.30%, 10/30/15	111	122,902
5.55%, 01/22/17	602	675,969
5.70%, 11/15/14	5,729	6,237,200
6.40%, 10/02/17	2,375	2,858,741
7.25%, 02/01/18	8,001	9,935,573
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,198,081
2.90%, 08/15/18 (Call 07/15/18)	100	108,569
Capital One Bank (USA) N.A.
5.13%, 02/15/14	170	178,797
8.80%, 07/15/19	2,643	3,574,757
Caterpillar Financial Services Corp.
1.38%, 05/20/14	120	121,443
1.55%, 12/20/13	3,340	3,377,411
1.65%, 04/01/14	90	91,335
2.65%, 04/01/16	740	783,836
4.63%, 06/01/15[a]	180	198,077
6.13%, 02/17/14	3,250	3,469,527
7.15%, 02/15/19	3,435	4,519,265
Series F
4.75%, 02/17/15	110	119,697
Charles Schwab Corp. (The)
3.23%, 09/01/22[e]	1,360	1,396,335
4.45%, 07/22/20	1,500	1,701,390
CME Group Inc.
5.75%, 02/15/14	2,150	2,280,035
Countrywide Financial Corp.
6.25%, 05/15/16	750	826,482
Credit Suisse (USA) Inc.
4.88%, 01/15/15	2,800	3,022,729
5.13%, 01/15/14	190	198,718
5.13%, 08/15/15	2,643	2,927,767
5.38%, 03/02/16	1,949	2,193,549
5.85%, 08/16/16	1,500	1,739,545
Discover Financial Services
3.85%, 11/21/22[e]	1,000	1,011,742
5.20%, 04/27/22	1,300	1,469,326
6.45%, 06/12/17	475	555,695
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,500,745
Ford Motor Credit Co. LLC

Security	Principal (000s)	Value

2.50%, 01/15/16[a]	$3,000	$3,026,690
3.00%, 06/12/17	6,396	6,528,342
3.88%, 01/15/15	10,000	10,414,680
4.25%, 02/03/17	2,792	2,971,378
4.25%, 09/20/22	4,000	4,156,657
5.00%, 05/15/18	2,129	2,331,260
5.63%, 09/15/15[a]	5,700	6,232,655
6.63%, 08/15/17	2,792	3,253,746
7.00%, 04/15/15	5,519	6,150,684
8.00%, 12/15/16	2,327	2,801,447
8.13%, 01/15/20	1,292	1,638,844
Franklin Resources Inc.
2.80%, 09/15/22	1,500	1,531,240
4.63%, 05/20/20	350	400,952
General Electric Capital Corp.
2.10%, 01/07/14	2,000	2,033,902
2.30%, 04/27/17	4,500	4,640,475
2.90%, 01/09/17	6,050	6,394,946
2.95%, 05/09/16	2,792	2,949,929
3.15%, 09/07/22	5,500	5,621,739
3.35%, 10/17/16	3,690	3,958,629
3.50%, 06/29/15	2,590	2,750,723
4.38%, 09/21/15	2,000	2,181,993
4.38%, 09/16/20	2,970	3,326,667
4.63%, 01/07/21	11,480	13,026,093
4.65%, 10/17/21	5,080	5,767,896
4.75%, 09/15/14	190	203,471
4.88%, 03/04/15	290	314,869
5.00%, 01/08/16	4,485	4,964,308
5.30%, 02/11/21	255	294,154
5.38%, 10/20/16	149	170,327
5.50%, 01/08/20	1,390	1,657,015
5.63%, 09/15/17	5,420	6,404,183
5.63%, 05/01/18	9,900	11,781,733
5.90%, 05/13/14	7,610	8,179,635
6.00%, 08/07/19	2,580	3,157,771
6.38%, 11/15/67 (Call 11/15/17)[c]	2,000	2,115,000
Series A
3.75%, 11/14/14	7,700	8,146,640
5.55%, 05/04/20	2,000	2,387,376
6.90%, 09/15/15	330	381,201
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	1,100	1,078,000
HSBC Finance Corp.
5.00%, 06/30/15	2,595	2,801,844
5.25%, 04/15/15	240	260,171
5.50%, 01/19/16	6,700	7,362,763
6.68%, 01/15/21	4,443	5,250,893
Jefferies Group Inc.
3.88%, 11/09/15	800	818,000
5.13%, 04/13/18	3,106	3,206,945
5.50%, 03/15/16[a]	1,450	1,533,375
5.88%, 06/08/14[a]	280	294,700
6.88%, 04/15/21	568	623,380
8.50%, 07/15/19	3,100	3,627,000
John Deere Capital Corp.
0.88%, 04/17/15	1,500	1,508,896
1.20%, 10/10/17	3,500	3,505,938
1.60%, 03/03/14	2,950	2,989,366
1.85%, 09/15/16	800	827,825
2.25%, 06/07/16	3,100	3,243,028
2.75%, 03/15/22	2,500	2,566,543
2.80%, 09/18/17[a]	1,500	1,625,134

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.95%, 03/09/15	$460	$484,001
3.90%, 07/12/21	1,150	1,316,413
Series D
5.35%, 04/03/18	3,500	4,201,985
Lazard Group LLC
6.85%, 06/15/17	2,100	2,382,108
7.13%, 05/15/15	270	294,007
MBNA Corp.
5.00%, 06/15/15	270	291,883
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	7,892	8,369,676
6.05%, 05/16/16	3,900	4,259,245
6.40%, 08/28/17	3,615	4,221,487
6.50%, 07/15/18[a]	4,330	5,080,682
6.88%, 04/25/18	5,878	6,984,921
6.88%, 11/15/18	1,307	1,564,470
Series B
5.30%, 09/30/15	149	162,361
Series C
5.00%, 02/03/14	1,520	1,586,061
5.00%, 01/15/15	1,870	1,993,073
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	180	188,117
5.25%, 01/16/18	120	130,569
5.55%, 01/15/20	2,500	2,696,526
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	55	55,268
1.90%, 11/01/15	1,500	1,542,061
3.05%, 03/01/16	2,250	2,394,596
3.05%, 02/15/22 (Call 11/15/21)	600	630,865
4.75%, 03/01/14	220	231,487
5.45%, 02/01/18[a]	1,000	1,189,409
10.38%, 11/01/18	1,500	2,222,651
Nomura Holdings Inc.
4.13%, 01/19/16	1,675	1,753,208
5.00%, 03/04/15[a]	1,970	2,085,292
6.70%, 03/04/20	2,522	2,954,392
ORIX Corp.
4.71%, 04/27/15	1,250	1,316,378
5.00%, 01/12/16[a]	1,461	1,564,567
PACCAR Financial Corp.
0.75%, 08/14/15	2,500	2,511,829
1.55%, 09/29/14	1,000	1,016,287
Raymond James Financial Inc.
4.25%, 04/15/16	350	371,854
8.60%, 08/15/19	200	253,859
SLM Corp.
4.63%, 09/25/17	1,000	1,010,000
5.05%, 11/14/14	140	146,650
6.00%, 01/25/17	931	996,170
6.25%, 01/25/16	3,603	3,882,232
7.25%, 01/25/22	1,396	1,535,600
8.00%, 03/25/20	2,616	2,975,700
8.45%, 06/15/18	4,480	5,174,400
Series A
5.00%, 04/15/15	250	263,750
5.38%, 05/15/14	1,665	1,748,250
Swedish Export Credit Corp.
1.75%, 10/20/15	1,355	1,394,800
2.13%, 07/13/16	6,050	6,323,638
3.25%, 09/16/14	1,500	1,573,139
5.13%, 03/01/17[a]	1,000	1,169,172
TD Ameritrade Holding Corp.

Security	Principal (000s)	Value

4.15%, 12/01/14	$1,800	$1,917,474
5.60%, 12/01/19	500	588,158
Toyota Motor Credit Corp.
1.00%, 02/17/15	700	705,010
1.25%, 11/17/14	1,500	1,518,921
2.00%, 09/15/16	3,369	3,485,800
2.05%, 01/12/17	3,397	3,524,516
2.80%, 01/11/16	3,332	3,519,056
3.20%, 06/17/15	3,600	3,824,383
3.30%, 01/12/22	1,862	2,013,011
3.40%, 09/15/21	2,682	2,920,405
4.25%, 01/11/21	750	861,951
Series B
4.50%, 06/17/20	146	169,688
XTRA Finance Corp.
5.15%, 04/01/17	250	285,723

		418,600,806
ELECTRIC — 4.15%
Alabama Power Co.
5.50%, 10/15/17	190	226,426
Alliant Energy Corp.
4.00%, 10/15/14	60	63,155
Ameren Corp.
8.88%, 05/15/14	500	549,810
Ameren Illinois Co.
2.70%, 09/01/22	800	818,074
6.13%, 11/15/17	1,400	1,698,871
American Electric Power Co. Inc.
2.95%, 12/15/22	1,000	1,003,629
Appalachian Power Co.
7.95%, 01/15/20[a]	1,500	2,011,920
Series k
5.00%, 06/01/17	150	172,524
Series S
3.40%, 05/24/15	150	156,640
Arizona Public Service Co.
4.65%, 05/15/15	80	86,308
5.80%, 06/30/14	2,360	2,529,360
6.25%, 08/01/16	260	302,237
Avista Corp.
5.13%, 04/01/22	85	102,620
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	1,000	1,020,212
Carolina Power & Light Co.
5.15%, 04/01/15	80	88,375
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,238,381
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	150	157,027
5.70%, 04/01/17	500	576,100
Series D
7.88%, 11/01/17	1,420	1,789,055
Commonwealth Edison Co.
1.63%, 01/15/14	150	151,798
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,219,777
3.40%, 09/01/21 (Call 06/01/21)	1,000	1,090,193
4.70%, 04/15/15	190	207,032
Series 104
5.95%, 08/15/16	210	244,847
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	1,425	1,709,862

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series 09-A
5.50%, 02/01/19	$300	$356,637
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,100	2,453,550
5.85%, 04/01/18[a]	1,350	1,652,697
7.13%, 12/01/18	1,174	1,538,668
Series 05-C
5.38%, 12/15/15	1,320	1,502,086
Series 06-D
5.30%, 12/01/16	140	163,165
Constellation Energy Group Inc.
4.55%, 06/15/15	2,713	2,921,656
5.15%, 12/01/20 (Call 09/01/20)	1,100	1,270,069
Consumers Energy Co.
5.15%, 02/15/17	1,120	1,302,699
5.65%, 09/15/18	250	308,348
5.65%, 04/15/20	180	224,012
6.13%, 03/15/19	750	931,545
6.70%, 09/15/19	1,375	1,802,880
Series P
5.50%, 08/15/16	190	220,167
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,100,967
3.90%, 06/01/21 (Call 03/01/21)	2,550	2,843,302
Dominion Resources Inc.
1.80%, 03/15/14	160	162,250
1.95%, 08/15/16	2,000	2,070,876
4.45%, 03/15/21	2,950	3,381,019
5.20%, 08/15/19	210	247,094
6.40%, 06/15/18	750	933,610
8.88%, 01/15/19	2,100	2,858,651
Series A
5.60%, 11/15/16[a]	180	211,010
Series C
5.15%, 07/15/15	3,568	3,961,714
DTE Energy Co.
6.35%, 06/01/16	210	246,062
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)[a]	1,660	1,871,717
5.30%, 10/01/15	180	203,876
7.00%, 11/15/18	2,330	3,024,492
Duke Energy Corp.
1.63%, 08/15/17	4,600	4,644,045
2.15%, 11/15/16	1,000	1,033,301
3.05%, 08/15/22 (Call 05/15/22)	1,000	1,015,809
3.35%, 04/01/15	290	307,106
3.55%, 09/15/21 (Call 06/15/21)	1,050	1,121,127
3.95%, 09/15/14	1,625	1,716,557
5.05%, 09/15/19	500	590,846
6.30%, 02/01/14	2,700	2,871,998
Duke Energy Indiana Inc.
3.75%, 07/15/20	2,350	2,602,899
6.05%, 06/15/16	500	583,132

Security	Principal (000s)	Value

Duke Energy Ohio Inc.
5.45%, 04/01/19	$300	$367,110
Edison International
3.75%, 09/15/17	1,500	1,621,856
Enersis SA
7.40%, 12/01/16	2,000	2,370,000
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	1,500	1,650,655
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,083,457
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,350	1,589,156
Entergy Louisiana LLC
1.88%, 12/15/14	1,300	1,329,482
Entergy Texas Inc.
7.13%, 02/01/19	655	827,186
Exelon Corp.
4.90%, 06/15/15	2,933	3,209,484
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)[a]	2,450	2,622,285
5.20%, 10/01/19	1,200	1,369,292
5.35%, 01/15/14	2,933	3,080,003
6.20%, 10/01/17	400	476,738
FirstEnergy Solutions Corp.
4.80%, 02/15/15	1,640	1,769,098
6.05%, 08/15/21	2,400	2,747,525
Florida Power & Light Co.
5.55%, 11/01/17[a]	2,095	2,538,437
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	560	588,011
4.55%, 04/01/20	65	74,307
5.10%, 12/01/15	260	293,545
5.65%, 06/15/18[a]	1,533	1,864,112
FPL Group Capital Inc.
6.65%, 06/15/67 (Call 06/15/17)[a,c]	768	821,760
7.88%, 12/15/15	1,174	1,391,912
Georgia Power Co.
2.85%, 05/15/22	1,000	1,041,479
4.25%, 12/01/19[a]	1,000	1,149,253
5.40%, 06/01/18	300	363,066
Series Z
5.25%, 12/15/15	190	212,331
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	388,885
5.29%, 06/15/22 (Call 03/15/22)[b]	950	1,089,070
Integrys Energy Group Inc.
4.17%, 11/01/20	500	529,794
Jersey Central Power & Light Co.
5.63%, 05/01/16	180	206,493
7.35%, 02/01/19[a]	1,000	1,281,594
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,171,756
6.38%, 03/01/18[a]	100	120,238
7.15%, 04/01/19	550	700,474
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,333,769
3.25%, 11/01/20 (Call 08/01/20)	600	657,182
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,123,866
3.75%, 11/15/20[a]	300	315,209
4.38%, 10/01/21 (Call 07/01/21)	1,000	1,106,721

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Louisville Gas & Electric Co.
1.63%, 11/15/15	$250	$256,951
Metropolitan Edison Co.
4.88%, 04/01/14	80	84,038
MidAmerican Energy Holdings Co.
4.65%, 10/01/14	110	117,980
5.30%, 03/15/18[a]	250	301,461
5.75%, 04/01/18	2,683	3,240,231
Series D
5.00%, 02/15/14	80	84,070
Mississippi Power Co.
2.35%, 10/15/16[a]	1,500	1,563,108
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	500	558,058
8.75%, 05/01/19	750	979,138
Nevada Power Co.
6.50%, 08/01/18	1,250	1,583,323
7.13%, 03/15/19	1,000	1,294,005
Series O
6.50%, 05/15/18	500	628,579
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,032,983
4.50%, 06/01/21 (Call 03/01/21)	500	554,163
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	439,257
5.25%, 09/15/17	310	359,876
5.40%, 07/15/14	100	107,075
5.45%, 09/15/20	330	384,326
6.13%, 03/01/22	1,150	1,390,969
6.40%, 03/15/18	3,258	3,976,900
6.80%, 01/15/19	420	505,825
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	950	983,239
2.15%, 08/15/22 (Call 02/15/22)	1,000	996,836
NSTAR
4.50%, 11/15/19	1,175	1,319,545
NSTAR Electric Co.
4.88%, 04/15/14	50	52,667
5.63%, 11/15/17	250	302,212
Oglethorpe Power Corp.
6.10%, 03/15/19	250	301,935
Ohio Power Co.
6.00%, 06/01/16	1,650	1,907,520
Series M
5.38%, 10/01/21[a]	1,190	1,469,399
Oncor Electric Delivery Co.
6.38%, 01/15/15	1,502	1,653,578
6.80%, 09/01/18	1,800	2,213,811
Pacific Gas & Electric Co.
2.45%, 08/15/22[a]	4,000	4,014,410
3.50%, 10/01/20 (Call 07/01/20)[a]	931	1,031,716
4.25%, 05/15/21 (Call 02/15/21)[a]	1,700	1,945,253
4.80%, 03/01/14	2,862	3,005,838
5.63%, 11/30/17	300	362,358
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,050	1,104,048
3.85%, 06/15/21 (Call 03/15/21)	1,300	1,465,287
Pacificorp
5.50%, 01/15/19	500	606,521
Peco Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	1,005,829
5.35%, 03/01/18	500	597,276

Security	Principal (000s)	Value

Portland General Electric Co.
6.10%, 04/15/19	$1,150	$1,407,003
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	950	1,009,793
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	1,500	1,623,006
5.40%, 08/15/14	240	255,269
6.20%, 05/15/16	483	555,396
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	500	528,666
5.30%, 01/15/19	1,350	1,624,631
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	204,643
4.40%, 01/15/21 (Call 10/15/20)	2,700	3,015,864
4.88%, 12/01/19	250	287,775
5.63%, 01/15/16	160	181,821
PSEG Power LLC
2.75%, 09/15/16	500	516,129
4.15%, 09/15/21 (Call 06/15/21)	750	811,137
5.13%, 04/15/20[a]	868	978,873
5.50%, 12/01/15[a]	2,410	2,678,748
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,505,246
5.13%, 06/01/19	140	167,127
Series 15
5.50%, 04/01/14	80	85,251
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	140,887
5.15%, 12/01/19	115	132,798
Public Service Electric & Gas Co.
3.50%, 08/15/20	275	299,636
5.00%, 08/15/14	60	64,311
Series G
0.85%, 08/15/14	45	45,227
San Diego Gas & Electric Co.
3.00%, 08/15/21	600	644,829
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	312,003
4.75%, 05/15/21 (Call 02/15/21)	1,600	1,743,052
Scottish Power Ltd.
5.38%, 03/15/15	1,190	1,262,235
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	1,500	1,747,770
South Carolina Electric & Gas Co.
5.25%, 11/01/18	170	201,581
6.50%, 11/01/18	750	938,197
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	1,150	1,301,307
5.00%, 01/15/14	115	120,781
5.00%, 01/15/16	1,260	1,421,022
5.75%, 03/15/14	1,375	1,463,886
Series 04-F
4.65%, 04/01/15	90	98,052
Southern Co. (The)
1.95%, 09/01/16	1,215	1,252,205
2.38%, 09/15/15	1,700	1,772,573
Southern Power Co. Series D
4.88%, 07/15/15	2,120	2,303,653
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174	1,427,661
Series E

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.55%, 01/15/17	$250	$283,736
Series F
5.88%, 03/01/18	1,000	1,166,982
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125	1,539,821
Tampa Electric Co.
6.10%, 05/15/18	1,000	1,239,272
TECO Finance Inc.
4.00%, 03/15/16	345	373,568
5.15%, 03/15/20[a]	1,870	2,150,138
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,500	1,475,371
4.75%, 01/15/15	2,100	2,218,317
5.75%, 12/15/13	130	135,878
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,102,570
UIL Holdings Corp.
4.63%, 10/01/20	500	537,944
Union Electric Co.
5.10%, 10/01/19	210	251,376
5.40%, 02/01/16	230	258,671
6.40%, 06/15/17	500	606,771
6.70%, 02/01/19	1,000	1,270,834
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	372,276
5.95%, 09/15/17	1,150	1,411,654
Series A
5.40%, 01/15/16	410	467,166
Westar Energy Inc.
5.10%, 07/15/20	140	167,390
6.00%, 07/01/14	90	96,722
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	650	685,665
4.25%, 12/15/19	250	289,285
6.00%, 04/01/14	2,375	2,538,369
Wisconsin Power & Light Co.
5.00%, 07/15/19[a]	1,650	1,921,285
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	1,700	2,008,956

		228,424,118

ELECTRICAL COMPONENTS & EQUIPMENT — 0.14%
Emerson Electric Co.
4.13%, 04/15/15	1,800	1,943,744
4.25%, 11/15/20	125	144,813
4.75%, 10/15/15[a]	170	189,165
4.88%, 10/15/19	1,200	1,421,485
5.25%, 10/15/18	1,484	1,780,530
Energizer Holdings Inc.
4.70%, 05/19/21	1,500	1,601,646
4.70%, 05/24/22	500	531,120

		7,612,503

ELECTRONICS — 0.61%
Agilent Technologies Inc.
5.00%, 07/15/20	1,100	1,268,463
5.50%, 09/14/15	1,750	1,951,801
6.50%, 11/01/17	800	969,272

Security	Principal (000s)	Value

Amphenol Corp.
4.75%, 11/15/14	$2,700	$2,884,586
Arrow Electronics Inc.
6.00%, 04/01/20[a]	125	140,679
Avnet Inc.
5.88%, 03/15/14	1,000	1,048,347
5.88%, 06/15/20	1,750	1,930,819
6.63%, 09/15/16	350	394,915
Honeywell International Inc.
3.88%, 02/15/14	1,950	2,026,536
4.25%, 03/01/21[a]	1,025	1,211,711
5.00%, 02/15/19	1,713	2,043,661
5.30%, 03/15/17	250	294,857
5.30%, 03/01/18	938	1,132,358
5.40%, 03/15/16	210	241,042
Koninklijke Philips Electronics NV
3.75%, 03/15/22	1,396	1,533,982
5.75%, 03/11/18	2,118	2,579,821
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,650	1,801,008
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,000	2,033,014
2.05%, 02/21/14	1,100	1,118,686
3.20%, 03/01/16	1,447	1,524,072
3.25%, 11/20/14	1,970	2,069,591
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,667,063
4.50%, 03/01/21	1,203	1,366,150
5.00%, 06/01/15	220	242,230

		33,474,664

ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance (USA) Inc.
1.63%, 05/08/17	2,000	2,028,462
2.88%, 05/08/22	1,396	1,438,804
Fluor Corp.
3.38%, 09/15/21	1,100	1,180,173

		4,647,439

ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	543,037
7.50%, 06/15/19	1,465	1,756,688

		2,299,725

ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	2,996	3,138,702
3.80%, 05/15/18	250	276,365
5.00%, 03/01/20	1,629	1,867,447
5.50%, 09/15/19	1,795	2,109,899
Waste Management Inc.
2.60%, 09/01/16	900	947,286
4.60%, 03/01/21 (Call 12/01/20)	1,500	1,690,781
5.00%, 03/15/14	190	200,205
6.10%, 03/15/18[a]	1,334	1,606,128
6.38%, 03/11/15	2,350	2,635,229

		14,472,042

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

FOOD — 1.69%
Campbell Soup Co.
3.05%, 07/15/17	$500	$541,142
3.38%, 08/15/14	1,930	2,022,351
4.25%, 04/15/21	1,000	1,141,334
4.50%, 02/15/19	80	90,776
ConAgra Foods Inc.
3.25%, 09/15/22	2,750	2,759,557
5.88%, 04/15/14	700	745,865
7.00%, 04/15/19	1,250	1,539,789
Delhaize Group SA
4.13%, 04/10/19[a]	1,000	1,021,995
5.88%, 02/01/14	120	127,126
General Mills Inc.
1.55%, 05/16/14	1,000	1,013,012
3.15%, 12/15/21 (Call 09/15/21)	1,396	1,477,632
5.20%, 03/17/15	250	275,419
5.65%, 02/15/19	2,558	3,090,633
5.70%, 02/15/17	2,130	2,520,583
H.J. Heinz Co.
1.50%, 03/01/17	1,500	1,522,720
2.00%, 09/12/16[a]	150	156,040
3.13%, 09/12/21 (Call 06/12/21)	1,050	1,103,600
Hershey Co. (The)
1.50%, 11/01/16	1,800	1,844,004
4.13%, 12/01/20	600	681,571
4.85%, 08/15/15	140	155,251
5.45%, 09/01/16	180	208,226
Hormel Foods Corp.
4.13%, 04/15/21	125	141,386
Ingredion Inc.
3.20%, 11/01/15	250	261,110
4.63%, 11/01/20	1,150	1,288,712
J.M. Smucker Co. (The)
3.50%, 10/15/21	2,000	2,148,662
Kellogg Co.
1.88%, 11/17/16	1,500	1,547,072
3.25%, 05/21/18	940	1,021,785
4.00%, 12/15/20	1,163	1,302,093
4.15%, 11/15/19	1,250	1,405,718
4.45%, 05/30/16	2,792	3,115,716
Kraft Foods Group Inc.
1.63%, 06/04/15[e]	650	664,543
2.25%, 06/05/17[e]	4,100	4,267,586
3.50%, 06/06/22[e]	5,000	5,330,179
6.13%, 08/23/18[e]	1,000	1,236,572
Kraft Foods Inc.
4.13%, 02/09/16	2,336	2,561,913
5.38%, 02/10/20	3,559	4,317,796
6.13%, 02/01/18	2,801	3,451,476
6.13%, 08/23/18	3,488	4,349,792
6.50%, 08/11/17	2,448	3,029,136
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,384,147
3.40%, 04/15/22 (Call 01/15/22)[a]	1,000	1,043,257
3.90%, 10/01/15	2,100	2,271,328
4.95%, 01/15/15	90	97,499
6.15%, 01/15/20	53	65,322
6.40%, 08/15/17	1,750	2,110,368
6.80%, 12/15/18	290	362,556
7.50%, 01/15/14	2,000	2,149,333

Security	Principal (000s)	Value

McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	$1,200	$1,322,586
Nabisco Inc.
7.55%, 06/15/15	280	326,453
Ralcorp Holdings Inc.
4.95%, 08/15/20	1,400	1,467,679
Safeway Inc.
3.95%, 08/15/20[a]	500	496,435
4.75%, 12/01/21[a]	2,000	2,065,384
5.00%, 08/15/19[a]	55	58,343
5.63%, 08/15/14	50	53,282
6.35%, 08/15/17[a]	1,050	1,202,553
Sara Lee Corp.
2.75%, 09/15/15	100	103,391
4.10%, 09/15/20	798	824,420
Sysco Corp.
5.25%, 02/12/18	2,000	2,372,073
Tyson Foods Inc.
6.60%, 04/01/16	800	906,880
Unilever Capital Corp.
0.85%, 08/02/17	1,200	1,186,714
2.75%, 02/10/16	430	456,175
3.65%, 02/15/14	2,500	2,596,001
4.25%, 02/10/21	1,769	2,049,785
4.80%, 02/15/19	186	218,167

		92,670,004

FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22[a]	2,000	2,123,980
5.63%, 04/20/15	120	131,302
7.25%, 07/29/19	1,325	1,576,617
Domtar Corp.
10.75%, 06/01/17[a]	1,000	1,307,000
International Paper Co.
5.25%, 04/01/16[a]	340	377,615
5.30%, 04/01/15	280	303,472
7.40%, 06/15/14[a]	1,076	1,173,039
7.50%, 08/15/21	3,016	3,978,786
7.95%, 06/15/18	2,747	3,547,510
9.38%, 05/15/19	1,331	1,815,475
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,878,467
5.88%, 11/15/15	270	296,829

		18,510,092

GAS — 0.28%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,300	1,414,214
5.25%, 08/15/19	850	1,025,015
6.38%, 07/15/16	425	502,329
Atmos Energy Corp.
4.95%, 10/15/14	120	128,787
6.35%, 06/15/17	150	181,704

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CenterPoint Energy Inc.
5.95%, 02/01/17	$200	$233,486
Consolidated Natural Gas Co. Series A
5.00%, 12/01/14	110	119,419
National Grid PLC
6.30%, 08/01/16	2,084	2,422,198
Questar Corp.
2.75%, 02/01/16	200	209,833
Sempra Energy
2.00%, 03/15/14	2,375	2,412,936
2.88%, 10/01/22 (Call 07/01/22)	2,000	2,046,012
6.15%, 06/15/18	2,284	2,803,649
9.80%, 02/15/19[a]	1,250	1,753,166
Southern California Gas Co. Series HH
5.45%, 04/15/18	200	241,041

		15,493,789

HAND & MACHINE TOOLS — 0.08%
Kennametal Inc.
3.88%, 02/15/22	442	463,525
Snap-On Inc.
4.25%, 01/15/18	450	492,988
6.13%, 09/01/21	125	150,712
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,538,049
3.40%, 12/01/21 (Call 09/01/21)	590	613,793
5.75%, 11/15/16	820	947,750

		4,206,817

HEALTH CARE — PRODUCTS — 0.93%
Baxter International Inc.
1.85%, 01/15/17	1,650	1,708,948
2.40%, 08/15/22	1,000	1,007,946
4.00%, 03/01/14	160	166,657
4.25%, 03/15/20	650	741,243
4.50%, 08/15/19	1,200	1,386,706
4.63%, 03/15/15	190	207,251
5.38%, 06/01/18	250	302,962
5.90%, 09/01/16	1,100	1,306,207
Becton, Dickinson and Co.
1.75%, 11/08/16	900	926,205
3.13%, 11/08/21	1,787	1,926,750
3.25%, 11/12/20	2,000	2,166,312
Boston Scientific Corp.
4.50%, 01/15/15	2,390	2,545,741
6.00%, 01/15/20	2,962	3,515,813
6.40%, 06/15/16	1,500	1,726,403
CareFusion Corp.
5.13%, 08/01/14	1,650	1,753,636
6.38%, 08/01/19	1,205	1,444,352
Covidien International Finance SA
4.20%, 06/15/20	4,050	4,613,473
6.00%, 10/15/17	1,061	1,278,190
CR Bard Inc.
1.38%, 01/15/18	1,250	1,256,853
2.88%, 01/15/16	700	738,828
4.40%, 01/15/21 (Call 10/15/20)[a]	125	142,772
Hospira Inc.
5.90%, 06/15/14	100	106,982

Security	Principal (000s)	Value

6.05%, 03/30/17	$1,800	$2,103,864
6.40%, 05/15/15	45	50,269
Medtronic Inc.
2.63%, 03/15/16	3,000	3,155,937
3.00%, 03/15/15	220	231,503
4.13%, 03/15/21 (Call 12/15/20)	1,500	1,704,826
4.45%, 03/15/20	2,094	2,416,046
4.50%, 03/15/14	940	986,966
5.60%, 03/15/19	750	903,476
Series B
4.75%, 09/15/15	420	467,224
St. Jude Medical Inc.
2.50%, 01/15/16	250	259,430
3.75%, 07/15/14	1,720	1,802,976
4.88%, 07/15/19	1,000	1,153,462
Stryker Corp.
2.00%, 09/30/16	990	1,024,693
4.38%, 01/15/20[a]	1,500	1,729,128
Zimmer Holdings Inc.
1.40%, 11/30/14	570	576,173
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,236,274
4.63%, 11/30/19	350	396,082

		51,168,559

HEALTH CARE — SERVICES — 0.94%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	1,000	1,015,059
2.75%, 11/15/22 (Call 08/15/22)	450	451,635
3.95%, 09/01/20	1,257	1,388,576
4.13%, 06/01/21 (Call 03/01/21)[a]	1,700	1,897,053
6.00%, 06/15/16	838	976,517
Cigna Corp.
2.75%, 11/15/16	1,150	1,211,179
4.00%, 02/15/22 (Call 11/15/21)	149	162,977
4.38%, 12/15/20 (Call 09/15/20)	900	1,007,725
4.50%, 03/15/21 (Call 12/15/20)	2,336	2,617,225
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,215	1,431,278
5.95%, 03/15/17	1,150	1,342,795
Howard Hughes Medical Institute
3.45%, 09/01/14	750	789,146
Humana Inc.
6.30%, 08/01/18	200	239,753
6.45%, 06/01/16	340	388,251
7.20%, 06/15/18	2,600	3,226,285
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,500	1,539,854
3.13%, 05/15/16	1,500	1,560,461
4.63%, 11/15/20 (Call 08/15/20)	1,350	1,508,479
5.63%, 12/15/15	170	189,555
Quest Diagnostics Inc.
4.70%, 04/01/21	1,500	1,685,795
4.75%, 01/30/20	150	168,262
5.45%, 11/01/15	1,470	1,633,596
6.40%, 07/01/17	480	570,336
UnitedHealth Group Inc.
1.40%, 10/15/17	2,000	2,010,936
1.88%, 11/15/16[a]	900	928,558
3.38%, 11/15/21 (Call 08/15/21)	1,800	1,928,682
3.88%, 10/15/20 (Call 07/15/20)	100	110,527
4.70%, 02/15/21 (Call 11/15/20)	1,300	1,520,615
4.88%, 03/15/15	1,322	1,446,356
6.00%, 06/15/17	2,250	2,707,588
6.00%, 02/15/18	2,169	2,660,361

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

WellPoint Inc.
1.88%, 01/15/18	$1,250	$1,265,922
3.13%, 05/15/22	1,396	1,415,100
3.70%, 08/15/21 (Call 05/15/21)	900	956,563
4.35%, 08/15/20	1,000	1,109,803
5.00%, 12/15/14	1,775	1,925,386
5.25%, 01/15/16	1,862	2,079,387
5.88%, 06/15/17	1,350	1,613,861
6.00%, 02/15/14	1,130	1,201,021

		51,882,458
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Encana Holdings Finance Corp.
5.80%, 05/01/14	2,510	2,677,853

		2,677,853
HOME BUILDERS — 0.03%
MDC Holdings Inc.
5.38%, 12/15/14	70	74,550
5.63%, 02/01/20	1,250	1,356,250
Series 001
5.38%, 07/01/15	150	161,625

		1,592,425
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
4.85%, 06/15/21[a]	700	755,386
8.60%, 05/01/14	1,600	1,760,953

		2,516,339
HOUSEHOLD PRODUCTS & WARES — 0.22%
Avery Dennison Corp.
5.38%, 04/15/20	150	165,486
Church & Dwight Co. Inc.
2.88%, 10/01/22[a]	1,000	1,014,312
3.35%, 12/15/15	150	157,649
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	900	926,292
3.55%, 11/01/15	200	213,887
3.80%, 11/15/21[a]	460	501,618
5.00%, 01/15/15	1,620	1,754,886
5.95%, 10/15/17	620	740,650
Kimberly-Clark Corp.
2.40%, 03/01/22	220	223,514
3.63%, 08/01/20	750	834,073
3.88%, 03/01/21[a]	400	453,905
4.88%, 08/15/15[a]	330	369,001
6.13%, 08/01/17	1,058	1,310,948
6.25%, 07/15/18	140	178,029
7.50%, 11/01/18	1,600	2,154,064
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,319,193

		12,317,507
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	1,000	1,068,876
4.70%, 08/15/20	600	671,526
6.25%, 04/15/18	200	237,104

		1,977,506

Security	Principal (000s)	Value

INSURANCE — 3.44%
ACE INA Holdings Inc.
2.60%, 11/23/15	$1,600	$1,672,840
5.70%, 02/15/17	1,500	1,768,300
5.80%, 03/15/18	200	242,840
5.88%, 06/15/14	1,110	1,195,947
5.90%, 06/15/19[a]	825	1,015,151
AEGON Funding Co. LLC
5.75%, 12/15/20	360	420,224
Aflac Inc.
2.65%, 02/15/17	1,750	1,834,348
3.45%, 08/15/15[a]	1,050	1,117,811
4.00%, 02/15/22[a]	200	218,366
8.50%, 05/15/19	800	1,081,208
Alleghany Corp.
5.63%, 09/15/20	650	727,989
Allied World Assurance Co. Ltd.
5.50%, 11/15/20[a]	575	641,227
Allstate Corp. (The)
5.00%, 08/15/14	1,856	1,984,417
6.20%, 05/16/14	230	248,139
6.75%, 05/15/18	230	288,717
7.45%, 05/16/19	2,075	2,733,651
American International Group Inc.
3.65%, 01/15/14	1,000	1,028,900
3.80%, 03/22/17	3,258	3,503,909
4.25%, 09/15/14	2,810	2,961,088
4.88%, 09/15/16	3,407	3,800,388
4.88%, 06/01/22	7,431	8,341,465
5.05%, 10/01/15	1,536	1,685,628
5.45%, 05/18/17	177	202,027
5.60%, 10/18/16	2,940	3,337,486
5.85%, 01/16/18	2,885	3,367,685
6.40%, 12/15/20	2,764	3,384,779
8.25%, 08/15/18	2,625	3,412,422
Aon Corp.
3.13%, 05/27/16	350	369,705
3.50%, 09/30/15	750	791,979
5.00%, 09/30/20	2,000	2,303,146
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[a]	650	719,396
Assurant Inc.
5.63%, 02/15/14	240	250,151
Axis Capital Holdings Ltd.
5.75%, 12/01/14	200	215,033
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,705,878
Berkshire Hathaway Finance Corp.
1.50%, 01/10/14	130	131,504
2.45%, 12/15/15[a]	1,000	1,050,262
3.00%, 05/15/22	1,500	1,574,688
3.20%, 02/11/15	2,250	2,368,565
4.25%, 01/15/21[a]	2,108	2,417,985
4.85%, 01/15/15	2,960	3,223,337
5.10%, 07/15/14	120	128,801
5.40%, 05/15/18[a]	828	1,000,702

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
1.90%, 01/31/17	$7,485	$7,748,529
2.20%, 08/15/16[a]	1,582	1,650,067
3.40%, 01/31/22	750	809,558
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,597,261
6.38%, 03/29/67 (Call 04/15/17)[c]	1,500	1,605,000
CNA Financial Corp.
5.75%, 08/15/21[a]	240	284,006
5.85%, 12/15/14	1,650	1,791,774
5.88%, 08/15/20[a]	2,300	2,712,283
6.50%, 08/15/16	210	242,249
7.35%, 11/15/19	105	131,919
Everest Reinsurance Holdings Inc.
5.40%, 10/15/14	90	95,590
Fidelity National Financial Inc.
5.50%, 09/01/22	1,000	1,102,387
Genworth Financial Inc.
4.95%, 10/01/15	210	218,400
5.75%, 06/15/14[a]	2,410	2,518,450
6.52%, 05/22/18[a]	1,575	1,661,625
7.20%, 02/15/21[a]	250	262,500
7.63%, 09/24/21[a]	2,500	2,700,000
8.63%, 12/15/16[a]	500	575,000
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	904,875
Hartford Financial Services Group Inc.
4.00%, 10/15/17	2,500	2,723,227
6.00%, 01/15/19	2,000	2,350,583
6.30%, 03/15/18	1,737	2,079,746
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	152,053
ING U.S. Inc.
5.50%, 07/15/22[e]	1,500	1,633,388
Jefferson-Pilot Corp.
4.75%, 01/30/14	90	93,732
Kemper Corp.
6.00%, 11/30/15	1,000	1,075,763
6.00%, 05/15/17	350	381,074
Lincoln National Corp.
4.20%, 03/15/22	2,000	2,121,864
4.85%, 06/24/21	150	166,534
6.25%, 02/15/20[a]	550	652,954
7.00%, 05/17/66 (Call 05/17/16)[c]	1,000	1,015,000
8.75%, 07/01/19	2,330	3,082,621
Loews Corp.
5.25%, 03/15/16	260	290,601
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,049,733
4.90%, 09/17/20	500	557,913
Markel Corp.
5.35%, 06/01/21	1,800	1,986,202
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	1,475	1,675,198
5.75%, 09/15/15	1,874	2,108,611
9.25%, 04/15/19	500	682,508
MetLife Inc.
2.38%, 02/06/14	2,180	2,225,391
4.75%, 02/08/21	2,401	2,787,424
5.00%, 06/15/15	3,193	3,523,133
5.50%, 06/15/14	350	375,377
6.75%, 06/01/16	2,541	3,031,273
7.72%, 02/15/19	1,722	2,266,901

Security	Principal (000s)	Value

PartnerRe Finance B LLC
5.50%, 06/01/20[a]	$800	$898,687
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,574,904
7.88%, 05/15/14	120	132,165
8.88%, 05/15/19	500	676,197
Principal Life Income Funding Trusts
5.10%, 04/15/14	120	127,023
Progressive Corp. (The)
3.75%, 08/23/21[a]	975	1,070,973
6.70%, 06/15/67 (Call 06/15/17)[a,c]	1,000	1,070,000
Protective Life Corp.
7.38%, 10/15/19	700	849,690
Prudential Financial Inc.
3.00%, 05/12/16	750	792,483
4.50%, 11/16/21[a]	250	279,724
4.75%, 04/01/14	130	136,436
5.50%, 03/15/16[a]	170	191,657
5.88%, 09/15/42 (Call 09/15/22)[c]	1,000	1,030,000
6.20%, 01/15/15	50	55,196
7.38%, 06/15/19	2,993	3,814,593
8.88%, 06/15/68 (Call 06/15/18)[c]	1,000	1,220,000
Series B
5.10%, 09/20/14	2,450	2,628,894
Series C
4.75%, 06/13/15	270	294,034
Series D
3.88%, 01/14/15	2,540	2,691,460
4.75%, 09/17/15	2,327	2,558,494
6.00%, 12/01/17	996	1,197,081
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,756,293
6.45%, 11/15/19	1,200	1,412,153
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	141,591
StanCorp Financial Group Inc.
5.00%, 08/15/22	2,450	2,553,530
Swiss Re Solutions Holding Corp.
6.45%, 03/01/19	200	237,691
Torchmark Corp.
3.80%, 09/15/22	1,000	1,032,370
6.38%, 06/15/16	350	397,389
9.25%, 06/15/19	325	437,712
Transatlantic Holdings Inc.
5.75%, 12/14/15	2,480	2,754,683
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	1,500	1,700,883
5.50%, 12/01/15	320	362,726
5.75%, 12/15/17	530	644,271
5.80%, 05/15/18	1,937	2,358,814
6.25%, 06/20/16	500	588,253
Unum Group
5.63%, 09/15/20[a]	600	685,883
7.13%, 09/30/16	650	766,595
Willis Group Holdings PLC
5.75%, 03/15/21	400	457,194
Willis North America Inc.
5.63%, 07/15/15	310	338,367
6.20%, 03/28/17	860	984,556
7.00%, 09/29/19	1,600	1,920,409
WR Berkley Corp.
4.63%, 03/15/22	2,100	2,250,060
5.38%, 09/15/20	300	333,547
7.38%, 09/15/19	250	305,398

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

XL Group PLC
5.25%, 09/15/14	$2,130	$2,264,487

		189,142,907
INTERNET — 0.40%
Amazon.com Inc.
0.65%, 11/27/15	1,500	1,497,640
1.20%, 11/29/17	1,500	1,498,999
2.50%, 11/29/22 (Call 08/29/22)	1,500	1,498,950
Baidu Inc.
3.50%, 11/28/22	1,000	1,016,225
eBay Inc.
1.35%, 07/15/17[a]	2,508	2,538,011
1.63%, 10/15/15	1,000	1,027,025
2.60%, 07/15/22 (Call 04/15/22)	372	376,401
3.25%, 10/15/20 (Call 07/15/20)	1,550	1,674,047
Expedia Inc.
5.95%, 08/15/20	1,400	1,526,000
7.46%, 08/15/18	500	592,750
Google Inc.
1.25%, 05/19/14	2,700	2,733,447
2.13%, 05/19/16	707	738,623
3.63%, 05/19/21	1,461	1,635,641
Symantec Corp.
2.75%, 09/15/15[a]	1,000	1,036,138
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,031,776
4.20%, 09/15/20	1,500	1,585,872

		22,007,545
IRON & STEEL — 0.12%
Allegheny Technologies Inc.
9.38%, 06/01/19	550	701,161
Cliffs Natural Resources Inc.
4.80%, 10/01/20[a]	1,960	1,908,968
5.90%, 03/15/20[a]	350	362,358
Nucor Corp.
5.75%, 12/01/17	1,350	1,624,391
5.85%, 06/01/18	1,200	1,459,459
Reliance Steel & Aluminum Co.
6.20%, 11/15/16	290	317,408

		6,373,745
LODGING — 0.20%
Hyatt Hotels Corp.
3.88%, 08/15/16 (Call 07/15/16)	170	180,301
5.38%, 08/15/21 (Call 05/15/21)	1,170	1,305,950
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	1,500	1,540,263
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,011,875
5.81%, 11/10/15	230	260,031
6.20%, 06/15/16	200	231,426
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	2,000	2,445,362
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	1,550	1,566,144
4.25%, 03/01/22 (Call 12/01/21)	800	826,722
5.63%, 03/01/21	305	337,529
5.75%, 02/01/18	1,000	1,122,332
6.00%, 12/01/16[a]	14	15,790

		10,843,725

Security	Principal (000s)	Value

MACHINERY — 0.53%
Caterpillar Inc.
1.38%, 05/27/14	$4,740	$4,797,764
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,530,927
3.90%, 05/27/21	2,973	3,335,983
5.70%, 08/15/16	4,104	4,818,013
7.90%, 12/15/18	2,374	3,229,379
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	792	808,258
4.38%, 10/16/19	553	646,324
6.95%, 04/25/14	190	206,928
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	1,011,500
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	259,956
Joy Global Inc.
5.13%, 10/15/21[a]	2,400	2,645,488
Rockwell Automation Inc.
5.65%, 12/01/17	300	359,536
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,508,572
6.25%, 09/01/19	1,350	1,619,145
Xylem Inc
4.88%, 10/01/21	1,750	2,001,734
Xylem Inc.
3.55%, 09/20/16	250	265,781

		29,045,288
MANUFACTURING — 1.04%
3M Co.
1.00%, 06/26/17	1,000	1,003,847
1.38%, 09/29/16	1,722	1,758,342
2.00%, 06/26/22[a]	1,500	1,492,475
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,511,427
Cooper US Inc.
2.38%, 01/15/16	350	362,413
3.88%, 12/15/20 (Call 09/15/20)	2,010	2,195,912
6.10%, 07/01/17	200	238,506
Danaher Corp.
1.30%, 06/23/14	315	318,657
2.30%, 06/23/16	100	104,416
3.90%, 06/23/21 (Call 03/23/21)	2,450	2,786,073
5.40%, 03/01/19	558	668,636
5.63%, 01/15/18	1,100	1,325,073
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,000	2,330,337
4.88%, 10/15/15[a]	180	200,114
5.45%, 03/15/18	100	119,258
Eaton Corp.
5.60%, 05/15/18	1,750	2,077,665
6.95%, 03/20/19	405	519,605
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[c]	1,250	1,315,625
General Electric Co.
0.85%, 10/09/15	3,000	2,998,873
2.70%, 10/09/22	2,000	2,036,831
5.25%, 12/06/17	6,982	8,255,457

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Harsco Corp.
2.70%, 10/15/15	$1,500	$1,513,507
5.75%, 05/15/18	1,500	1,649,552
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	955	1,033,563
5.15%, 04/01/14	2,000	2,117,834
6.25%, 04/01/19	500	625,533
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,392	2,914,717
Ingersoll-Rand PLC
4.75%, 05/15/15	110	118,108
Parker Hannifin Corp.
3.50%, 09/15/22	1,000	1,090,146
Pentair Finance SA
2.65%, 12/01/19[e]	1,500	1,492,154
3.15%, 09/15/22 (Call 06/15/22)[e]	1,250	1,238,738
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	1,023,916
Textron Inc.
4.63%, 09/21/16	725	788,442
5.60%, 12/01/17	1,495	1,651,299
5.95%, 09/21/21 (Call 06/21/21)	725	854,874
Turlock Corp.
2.75%, 11/02/22[e]	1,500	1,515,899
Tyco Electronics Group SA
4.88%, 01/15/21	2,350	2,601,512
5.95%, 01/15/14	130	137,536
6.55%, 10/01/17	1,000	1,202,772

		57,189,644
MEDIA — 3.05%
CBS Corp.
1.95%, 07/01/17	1,000	1,022,814
3.38%, 03/01/22 (Call 12/01/21)	2,000	2,073,487
4.63%, 05/15/18	170	193,767
5.75%, 04/15/20	1,500	1,803,043
8.88%, 05/15/19	300	411,035
Comcast Corp.
3.13%, 07/15/22	3,000	3,125,984
4.95%, 06/15/16	1,070	1,216,038
5.15%, 03/01/20	2,792	3,370,590
5.30%, 01/15/14	790	830,984
5.70%, 05/15/18	1,675	2,026,176
5.70%, 07/01/19	500	606,427
5.85%, 11/15/15	1,806	2,067,672
5.90%, 03/15/16	2,867	3,313,910
6.30%, 11/15/17	4,598	5,706,905
6.50%, 01/15/17	2,513	3,039,870
COX Communications Inc.
5.45%, 12/15/14	1,084	1,189,168
5.50%, 10/01/15[a]	610	689,540
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	2,862	2,913,068
3.50%, 03/01/16	2,476	2,623,249
3.55%, 03/15/15	2,045	2,152,048
3.80%, 03/15/22	1,862	1,897,308
4.60%, 02/15/21 (Call 11/15/20)	428	465,832
4.75%, 10/01/14	1,850	1,973,874
5.00%, 03/01/21	4,189	4,648,993
5.88%, 10/01/19	3,388	4,018,287
Discovery Communications LLC
3.30%, 05/15/22	1,000	1,040,604

Security	Principal (000s)	Value

3.70%, 06/01/15	$1,780	$1,901,871
4.38%, 06/15/21	500	563,160
5.05%, 06/01/20	2,327	2,720,472
5.63%, 08/15/19[a]	1,050	1,254,383
Historic TW Inc.
6.88%, 06/15/18[a]	1,380	1,734,040
McGraw-Hill Companies Inc. (The)
5.90%, 11/15/17	725	847,915
NBCUniversal Media LLC
2.10%, 04/01/14	2,000	2,037,033
2.88%, 04/01/16	3,897	4,120,938
3.65%, 04/30/15	3,500	3,731,619
5.15%, 04/30/20	4,176	4,933,608
News America Inc.
4.50%, 02/15/21[a]	5,013	5,669,847
5.30%, 12/15/14	1,773	1,935,087
5.65%, 08/15/20	200	242,214
6.90%, 03/01/19	800	1,004,680
8.25%, 08/10/18	100	131,794
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)[e]	84	82,922
8.63%, 01/15/19	2,200	2,864,660
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,042,302
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,092,832
4.70%, 10/15/19	1,300	1,478,826
5.70%, 10/01/14	1,300	1,413,140
6.50%, 07/15/18	1,582	1,981,326
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	2,663	2,896,884
4.13%, 02/15/21 (Call 11/15/20)	250	273,328
5.00%, 02/01/20	1,862	2,157,963
5.85%, 05/01/17	5,699	6,764,245
6.75%, 07/01/18	4,501	5,648,389
7.50%, 04/01/14	3,600	3,919,095
8.25%, 02/14/14	2,200	2,395,700
8.25%, 04/01/19	2,898	3,870,715
8.75%, 02/14/19	1,396	1,888,805
Time Warner Inc.
4.00%, 01/15/22	750	820,226
4.70%, 01/15/21	1,977	2,262,360
4.75%, 03/29/21	2,290	2,627,277
4.88%, 03/15/20	2,895	3,380,277
5.88%, 11/15/16	2,609	3,077,267
7.25%, 10/15/17	400	503,078
Viacom Inc.
1.25%, 02/27/15	1,300	1,309,386
2.50%, 12/15/16	1,800	1,887,342
3.50%, 04/01/17	1,150	1,250,481
3.88%, 12/15/21[a]	1,000	1,088,820
4.38%, 09/15/14	300	319,274
4.50%, 03/01/21	2,000	2,271,239
5.63%, 09/15/19	600	722,285
6.13%, 10/05/17	160	193,501
6.25%, 04/30/16	1,862	2,173,276
Walt Disney Co. (The)
0.88%, 12/01/14	1,500	1,509,623
1.10%, 12/01/17	1,000	999,815
1.13%, 02/15/17	3,009	3,022,731
1.35%, 08/16/16	1,506	1,529,893
2.35%, 12/01/22	2,000	2,012,820
2.55%, 02/15/22[a]	200	204,827

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

3.75%, 06/01/21	$1,750	$1,969,653
4.50%, 12/15/13	2,020	2,103,573
5.50%, 03/15/19	2,500	3,029,729
5.63%, 09/15/16[a]	93	108,710
Series B
5.88%, 12/15/17	100	121,460
6.20%, 06/20/14	130	141,442
Washington Post Co. (The)
7.25%, 02/01/19	100	119,969

		167,780,800
MINING — 2.04%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	2,532	2,661,338
5.55%, 02/01/17[a]	1,173	1,303,188
5.72%, 02/23/19	279	302,676
6.15%, 08/15/20[a]	1,601	1,761,657
6.75%, 07/15/18[a]	3,579	4,125,619
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[a]	1,250	1,237,437
5.38%, 04/15/20	1,650	1,666,588
Barrick Gold Corp.
1.75%, 05/30/14	120	121,600
2.90%, 05/30/16	4,436	4,667,954
3.85%, 04/01/22	3,175	3,372,442
6.95%, 04/01/19	1,396	1,750,473
Barrick Gold Finance Co.
4.88%, 11/15/14	160	171,808
Barrick North America Finance LLC
4.40%, 05/30/21	1,103	1,219,990
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	1,500	1,693,663
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	5,400	5,432,992
1.13%, 11/21/14	190	192,132
1.63%, 02/24/17	1,796	1,842,088
1.88%, 11/21/16	2,327	2,406,668
2.88%, 02/24/22	2,695	2,816,768
3.25%, 11/21/21	2,382	2,568,921
5.50%, 04/01/14	1,120	1,193,975
6.50%, 04/01/19	3,044	3,911,797
7.25%, 03/01/16	670	803,710
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	2,860	2,883,367
2.15%, 03/01/17	850	868,639
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,893,910
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,247	1,288,179
5.13%, 10/01/19[a]	2,038	2,357,102
Rio Tinto Alcan Inc.
5.00%, 06/01/15	210	231,384
5.20%, 01/15/14	190	199,096
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	1,200	1,234,572
2.25%, 09/20/16[a]	2,350	2,440,209
2.50%, 05/20/16	2,000	2,087,131
3.50%, 11/02/20	2,048	2,190,038
3.75%, 09/20/21	2,932	3,169,785
4.13%, 05/20/21	1,210	1,338,985
6.50%, 07/15/18	7,998	10,055,876
8.95%, 05/01/14	3,410	3,800,568
9.00%, 05/01/19	1,089	1,497,800

Security	Principal (000s)	Value

Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	$3,000	$3,020,597
1.63%, 08/21/17 (Call 07/21/17)	1,500	1,516,197
2.88%, 08/21/22 (Call 05/21/22)	1,000	1,007,197
Southern Copper Corp.
3.50%, 11/08/22[a]	550	558,630
Teck Resources Ltd.
2.50%, 02/01/18[a]	2,000	2,019,957
3.00%, 03/01/19	1,550	1,573,633
3.85%, 08/15/17	100	107,271
4.75%, 01/15/22 (Call 10/15/21)	2,000	2,164,207
5.38%, 10/01/15	1,000	1,101,994
Vale Inco Ltd.
5.70%, 10/15/15	70	77,042
Vale Overseas Ltd.
4.38%, 01/11/22	2,250	2,379,343
4.63%, 09/15/20	3,000	3,232,886
5.63%, 09/15/19[a]	1,500	1,704,824
6.25%, 01/11/16	3,090	3,477,765
6.25%, 01/23/17	1,322	1,529,304
Xstrata Canada Corp.
5.38%, 06/01/15	160	174,319
6.00%, 10/15/15	1,470	1,646,281

		112,053,572
MULTI-NATIONAL — 5.41%
African Development Bank
2.50%, 03/15/16	4,800	5,110,383
3.00%, 05/27/14	2,900	3,015,712
Corporacion Andina de Fomento
3.75%, 01/15/16	1,000	1,054,754
4.38%, 06/15/22	3,834	4,163,019
Council of Europe Development Bank
1.50%, 02/22/17	6,000	6,157,537
1.50%, 06/19/17	1,000	1,025,293
2.75%, 02/10/15	2,000	2,098,521
European Bank for Reconstruction and Development
0.75%, 09/01/17	2,000	2,005,730
1.00%, 02/16/17	4,500	4,574,255
1.38%, 10/20/16	2,300	2,371,962
1.63%, 09/03/15	5,500	5,676,340
2.50%, 03/15/16	3,000	3,195,001
European Investment Bank
1.00%, 07/15/15	6,750	6,841,955
1.00%, 12/15/17	13,000	13,061,625
1.13%, 09/15/17	5,250	5,323,629
1.25%, 02/14/14	17,400	17,591,675
1.50%, 05/15/14	17,000	17,267,573
1.63%, 09/01/15	8,700	8,961,726
1.63%, 06/15/17	6,000	6,217,618
1.75%, 03/15/17	8,800	9,176,276
2.13%, 07/15/16	7,750	8,149,037
2.25%, 03/15/16	5,750	6,052,003
2.50%, 05/16/16	8,250	8,761,197
2.75%, 03/23/15	11,600	12,200,791
2.88%, 09/15/20	9,250	10,109,712
3.00%, 04/08/14	2,600	2,690,248
3.13%, 06/04/14	2,700	2,808,890
4.63%, 05/15/14	15,942	16,893,095
4.88%, 01/17/17	4,250	4,964,173
5.13%, 09/13/16	9,750	11,324,685
5.13%, 05/30/17	2,500	2,973,344

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

International Bank for Reconstruction and Development
0.88%, 04/17/17	$10,650	$10,768,015
1.00%, 09/15/16	9,500	9,675,616
1.13%, 08/25/14	8,750	8,876,031
2.13%, 03/15/16	9,000	9,496,460
2.38%, 05/26/15	11,350	11,905,720
International Finance Corp.
1.13%, 11/23/16	9,050	9,248,950
2.13%, 11/17/17	3,500	3,737,391
2.25%, 04/11/16	5,550	5,880,663
2.75%, 04/20/15	2,000	2,112,640
Series G
3.00%, 04/22/14	5,550	5,756,779
Nordic Investment Bank
1.00%, 03/07/17	400	406,710
2.25%, 03/15/16	5,000	5,286,061
2.63%, 10/06/14	2,000	2,086,335
5.00%, 02/01/17	512	603,828

		297,658,958
OFFICE & BUSINESS EQUIPMENT — 0.33%
Pitney Bowes Inc.
4.75%, 01/15/16	410	429,176
4.75%, 05/15/18[a]	190	196,319
4.88%, 08/15/14	140	145,389
5.00%, 03/15/15	2,120	2,231,145
5.75%, 09/15/17[a]	1,987	2,140,295
Xerox Corp.
2.95%, 03/15/17	500	511,877
4.25%, 02/15/15	3,170	3,331,967
4.50%, 05/15/21[a]	1,629	1,709,821
5.63%, 12/15/19	900	1,014,924
6.35%, 05/15/18	3,376	3,966,481
6.40%, 03/15/16	1,800	2,037,672
6.75%, 02/01/17	200	232,878
8.25%, 05/15/14	60	65,578

		18,013,522
OIL & GAS — 4.91%
Anadarko Petroleum Corp.
5.95%, 09/15/16	3,433	3,971,038
6.38%, 09/15/17	1,582	1,907,456
6.95%, 06/15/19[a]	750	952,350
7.63%, 03/15/14	2,030	2,196,207
8.70%, 03/15/19	1,569	2,136,357
Apache Corp.
1.75%, 04/15/17	1,100	1,141,734
3.25%, 04/15/22 (Call 01/15/22)[a]	1,862	1,981,864
3.63%, 02/01/21 (Call 11/01/20)[a]	2,000	2,202,821
5.63%, 01/15/17	1,005	1,193,861
Apache Finance Canada Corp.
4.38%, 05/15/15	80	86,689
BP Capital Markets PLC
1.85%, 05/05/17	1,165	1,191,580
2.50%, 11/06/22	1,500	1,489,799
3.13%, 10/01/15	4,804	5,106,041
3.20%, 03/11/16	3,512	3,753,005
3.25%, 05/06/22	2,792	2,939,817
3.63%, 05/08/14	3,150	3,283,636
3.88%, 03/10/15	3,950	4,221,091
4.50%, 10/01/20	4,071	4,707,027

Security	Principal (000s)	Value

4.74%, 03/11/21	$4,133	$4,842,771
4.75%, 03/10/19	1,163	1,357,568
British Transco Finance Inc.
6.63%, 06/01/18	130	161,829
Canadian Natural Resources Ltd.
1.45%, 11/14/14	150	151,792
3.45%, 11/15/21 (Call 08/15/21)[a]	3,000	3,203,041
4.90%, 12/01/14	70	75,564
5.70%, 05/15/17	2,126	2,510,059
5.90%, 02/01/18[a]	350	422,526
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	1,025,056
4.50%, 09/15/14	1,850	1,966,809
5.70%, 10/15/19	1,173	1,434,496
Chevron Corp.
2.36%, 12/05/22	2,000	2,022,666
3.95%, 03/03/14	3,990	4,159,380
4.95%, 03/03/19	2,476	2,974,689
ConocoPhillips
4.60%, 01/15/15	3,600	3,905,320
4.75%, 02/01/14	827	866,318
5.20%, 05/15/18[a]	1,650	1,986,503
5.75%, 02/01/19	2,828	3,503,627
6.00%, 01/15/20	1,387	1,768,565
6.65%, 07/15/18	1,240	1,589,700
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)[a]	750	783,381
3.25%, 05/15/22 (Call 02/15/22)	2,531	2,642,153
4.00%, 07/15/21 (Call 04/15/21)[a]	200	221,613
5.63%, 01/15/14	125	131,866
6.30%, 01/15/19	2,700	3,346,824
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	150	165,909
5.15%, 09/01/14	60	64,797
5.88%, 05/01/19	950	1,186,334
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	3,100	3,345,985
6.50%, 05/15/19	45	55,705
Ensco PLC
3.25%, 03/15/16	2,792	2,960,774
4.70%, 03/15/21	3,653	4,149,237
EOG Resources Inc.
2.50%, 02/01/16	500	522,299
2.95%, 06/01/15	1,900	1,994,950
4.10%, 02/01/21	1,229	1,396,945
4.40%, 06/01/20	1,200	1,398,934
5.63%, 06/01/19	1,396	1,721,398
5.88%, 09/15/17	453	550,937
6.88%, 10/01/18	400	514,126
EQT Corp.
4.88%, 11/15/21	1,350	1,458,421
6.50%, 04/01/18	300	352,935
8.13%, 06/01/19	1,750	2,153,081
Hess Corp.
8.13%, 02/15/19	2,038	2,705,763
Husky Energy Inc.
5.90%, 06/15/14	2,390	2,567,162
6.15%, 06/15/19	150	182,453
7.25%, 12/15/19	1,983	2,581,817
Marathon Oil Corp.
0.90%, 11/01/15	1,000	1,002,205
5.90%, 03/15/18	1,524	1,853,828
6.00%, 10/01/17	667	802,487

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Marathon Petroleum Corp.
3.50%, 03/01/16	$290	$309,052
5.13%, 03/01/21	1,461	1,708,684
Murphy Oil Corp.
2.50%, 12/01/17	1,000	1,001,692
3.70%, 12/01/22 (Call 09/01/22)	1,000	999,339
4.00%, 06/01/22 (Call 03/01/22)	1,000	1,015,189
Nabors Industries Inc.
4.63%, 09/15/21[a]	1,750	1,876,132
9.25%, 01/15/19	3,323	4,426,411
Nexen Inc.
6.20%, 07/30/19	1,750	2,146,572
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,848	3,109,113
8.25%, 03/01/19	828	1,095,763
Noble Holding International Ltd.
2.50%, 03/15/17	300	310,339
3.45%, 08/01/15	3,700	3,915,467
3.95%, 03/15/22	250	265,824
4.90%, 08/01/20	1,200	1,367,596
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	2,000	2,033,846
1.75%, 02/15/17	4,800	4,955,142
2.50%, 02/01/16	400	423,753
3.13%, 02/15/22 (Call 11/15/21)	279	298,999
Series 1
4.10%, 02/01/21 (Call 11/01/20)	2,390	2,744,860
PC Financial Partnership
5.00%, 11/15/14	100	107,763
Petro-Canada
6.05%, 05/15/18	3,250	3,956,372
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	1,500	1,706,250
7.25%, 08/15/18 (Call 08/15/14)	3,862	4,376,611
Phillips 66
2.95%, 05/01/17[e]	5,850	6,238,602
4.30%, 04/01/22[e]	2,000	2,217,446
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	700	736,754
6.65%, 03/15/17	2,000	2,377,000
7.50%, 01/15/20	100	127,000
Pride International Inc.
6.88%, 08/15/20	670	852,264
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	1,500	1,636,085
5.00%, 09/01/17[a]	800	892,296
7.88%, 08/01/19	175	220,067
Shell International Finance BV
1.13%, 08/21/17	1,000	1,006,034
2.38%, 08/21/22	5,000	5,042,021
3.10%, 06/28/15	5,650	6,000,906
3.25%, 09/22/15	2,094	2,241,417
4.00%, 03/21/14	1,480	1,545,489
4.30%, 09/22/19	5,509	6,388,445
4.38%, 03/25/20	130	151,415
5.20%, 03/22/17	115	135,296
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[e]	2,000	2,133,967
Statoil ASA
1.80%, 11/23/16	500	515,485
2.90%, 10/15/14	500	520,975
3.13%, 08/17/17	3,360	3,661,198
3.15%, 01/23/22	158	168,371

Security	Principal (000s)	Value

3.88%, 04/15/14	$1,940	$2,025,540
5.25%, 04/15/19	2,499	3,011,133
6.70%, 01/15/18	200	248,698
Suncor Energy Inc.
6.10%, 06/01/18	875	1,066,379
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	1,750	1,877,864
5.13%, 05/15/15	90	97,261
7.75%, 06/01/19	1,140	1,474,177
Total Capital
2.30%, 03/15/16	465	485,989
3.00%, 06/24/15	3,770	3,988,625
3.13%, 10/02/15	2,448	2,609,886
4.13%, 01/28/21[a]	950	1,082,219
4.45%, 06/24/20	2,054	2,398,068
Total Capital Canada Ltd.
1.63%, 01/28/14	790	800,692
Total Capital International SA
0.75%, 01/25/16	4,700	4,734,720
1.50%, 02/17/17	3,304	3,350,867
1.55%, 06/28/17	2,792	2,839,896
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	2,000	2,039,852
4.95%, 11/15/15	1,675	1,825,013
5.05%, 12/15/16	1,769	1,969,051
6.00%, 03/15/18	1,582	1,844,938
6.38%, 12/15/21	2,210	2,659,138
6.50%, 11/15/20	1,618	1,945,276
Valero Energy Corp.
4.50%, 02/01/15	2,060	2,210,754
6.13%, 06/15/17	612	734,645
6.13%, 02/01/20	1,666	2,028,444
9.38%, 03/15/19	931	1,271,475
XTO Energy Inc.
5.50%, 06/15/18	1,900	2,329,247
6.25%, 08/01/17	750	940,232

		270,054,352
OIL & GAS SERVICES — 0.42%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,258,957
7.50%, 11/15/18	884	1,193,863
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,050	2,310,677
6.38%, 07/15/18	200	245,305
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	1,020,234
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	1,500	1,623,197
6.15%, 09/15/19	1,564	1,995,975
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	3,000	3,042,883
Weatherford International Ltd.
5.13%, 09/15/20	3,280	3,473,326
5.50%, 02/15/16	210	228,512
6.35%, 06/15/17	4,985	5,685,506

		23,078,435
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	107,712

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.65%, 08/01/14	$1,030	$1,107,133
6.80%, 08/01/19	555	671,916
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	782,940
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	80,404

		2,750,105
PHARMACEUTICALS — 3.44%
Abbott Laboratories
5.13%, 04/01/19	3,998	4,841,388
5.60%, 11/30/17	4,664	5,627,835
AbbVie Inc.
1.75%, 11/06/17[e]	5,250	5,336,275
2.00%, 11/06/18[e]	2,500	2,535,927
2.90%, 11/06/22[e]	1,225	1,251,795
Allergan Inc.
3.38%, 09/15/20	2,500	2,707,678
5.75%, 04/01/16	520	597,741
AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	1,875	2,050,387
5.88%, 09/15/15	795	900,769
AstraZeneca PLC
1.95%, 09/18/19	2,000	2,044,568
5.40%, 06/01/14	690	738,823
5.90%, 09/15/17	4,017	4,911,092
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,163	1,155,657
2.00%, 08/01/22	931	906,274
5.45%, 05/01/18	1,650	1,986,516
Cardinal Health Inc.
3.20%, 06/15/22	900	933,160
4.00%, 06/15/15	2,690	2,890,165
DENTSPLY International Inc.
2.75%, 08/15/16	140	144,116
4.13%, 08/15/21 (Call 05/15/21)	1,945	2,039,401
Eli Lilly and Co.
4.20%, 03/06/14	2,100	2,196,339
5.20%, 03/15/17	996	1,174,677
Express Scripts Holding Co.
2.10%, 02/12/15[e]	200	204,446
2.65%, 02/15/17[e]	1,000	1,041,955
2.75%, 11/21/14[e]	1,440	1,489,032
3.13%, 05/15/16	4,799	5,083,321
3.50%, 11/15/16[e]	2,550	2,738,652
3.90%, 02/15/22[e]	2,500	2,688,494
4.75%, 11/15/21[e]	800	915,444
6.25%, 06/15/14	2,175	2,352,357
7.25%, 06/15/19	1,150	1,480,992
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	170	179,112
5.65%, 05/15/18	4,280	5,246,355
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	7,046	7,172,661
2.85%, 05/08/22	4,689	4,891,212
Johnson & Johnson
1.20%, 05/15/14	965	976,870
2.15%, 05/15/16	1,801	1,885,977
2.95%, 09/01/20[a]	1,200	1,294,161
3.55%, 05/15/21	2,100	2,368,078
5.15%, 07/15/18	1,163	1,417,407
5.55%, 08/15/17	1,862	2,263,484

Security	Principal (000s)	Value

McKesson Corp.
2.70%, 12/15/22	$1,275	$1,289,798
3.25%, 03/01/16	1,200	1,291,161
4.75%, 03/01/21 (Call 12/01/20)	850	990,706
5.70%, 03/01/17[a]	1,617	1,923,965
6.50%, 02/15/14	130	138,949
7.50%, 02/15/19	235	305,156
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,525	1,600,705
4.90%, 11/01/19	400	454,149
Medco Health Solutions Inc.
2.75%, 09/15/15	2,400	2,506,876
4.13%, 09/15/20	500	547,598
7.13%, 03/15/18	1,638	2,055,965
Merck & Co. Inc.
1.10%, 01/31/18	2,000	2,003,628
2.40%, 09/15/22 (Call 06/15/22)	4,000	4,048,500
3.88%, 01/15/21 (Call 10/15/20)	521	591,467
4.00%, 06/30/15	2,070	2,248,648
4.75%, 03/01/15	850	927,242
5.00%, 06/30/19	5,290	6,333,119
Novartis Capital Corp.
2.40%, 09/21/22	2,000	2,016,040
2.90%, 04/24/15	7,230	7,612,169
4.13%, 02/10/14	3,320	3,462,711
4.40%, 04/24/20	168	197,133
Novartis Securities Investment Ltd.
5.13%, 02/10/19	5,463	6,555,246
Pfizer Inc.
4.50%, 02/15/14	240	251,815
4.65%, 03/01/18[a]	200	235,406
5.35%, 03/15/15	5,040	5,568,338
6.20%, 03/15/19	7,284	9,226,988
Pharmacia Corp.
6.50%, 12/01/18[a]	140	179,616
Sanofi
1.20%, 09/30/14	250	253,175
1.63%, 03/28/14	2,610	2,648,653
2.63%, 03/29/16	2,429	2,560,817
4.00%, 03/29/21	4,282	4,880,181
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,520	3,690,073
6.00%, 09/15/17	83	102,078
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	2,150	2,256,345
Series 2
3.65%, 11/10/21	1,929	2,080,386
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	1,300	1,372,635
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	800	811,403
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	750	808,859
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	2,060	2,103,595
Teva Pharmaceutical Finance LLC
5.55%, 02/01/16	350	398,173
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	300	304,608
5.00%, 08/15/14	80	85,747
6.13%, 08/15/19	2,195	2,697,337
Wyeth LLC
5.45%, 04/01/17	315	375,569

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.50%, 02/01/14	$4,192	$4,437,925
5.50%, 02/15/16	168	192,570

		189,283,816
PIPELINES — 2.15%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	122,683
5.75%, 09/15/19	850	980,832
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	400	415,454
5.30%, 10/15/14	80	85,510
5.50%, 08/15/19	500	543,455
6.05%, 01/15/18	200	223,580
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	2,023	2,301,532
6.13%, 11/01/17	200	240,902
6.15%, 05/01/16	210	243,057
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)[a]	1,000	1,067,198
Duke Capital LLC
8.00%, 10/01/19	1,050	1,363,980
El Paso Natural Gas Co.
5.95%, 04/15/17	350	406,418
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,267,047
Enbridge Energy Partners LP
5.20%, 03/15/20	4,095	4,678,415
9.88%, 03/01/19	875	1,202,923
Enbridge Inc.
4.90%, 03/01/15	120	129,760
5.60%, 04/01/17[a]	1,975	2,276,310
5.80%, 06/15/14	240	257,348
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	1,787	1,953,741
5.20%, 02/01/22 (Call 11/01/21)	1,866	2,095,315
5.95%, 02/01/15	1,990	2,185,974
6.13%, 02/15/17	230	265,926
6.70%, 07/01/18	1,350	1,638,721
9.00%, 04/15/19	840	1,109,790
9.70%, 03/15/19	665	899,996
Enterprise Products Operating LLC
1.25%, 08/13/15	2,000	2,020,055
3.20%, 02/01/16	405	429,911
4.05%, 02/15/22[a]	2,000	2,208,755
5.20%, 09/01/20	168	202,028
5.25%, 01/31/20	300	359,715
6.50%, 01/31/19	3,050	3,850,596
6.65%, 04/15/18	300	373,417
9.75%, 01/31/14	480	528,455
Series G
5.60%, 10/15/14	2,898	3,150,161
Series L
6.30%, 09/15/17	1,862	2,281,792
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)[e]	1,000	1,060,410
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	1,150	1,233,519
4.15%, 03/01/22[a]	800	858,550
5.00%, 12/15/13	1,845	1,922,999
5.13%, 11/15/14	170	183,884
5.30%, 09/15/20	1,500	1,754,101
5.63%, 02/15/15	75	82,506

Security	Principal (000s)	Value

5.80%, 03/01/21	$150	$179,179
5.95%, 02/15/18	1,955	2,360,284
6.00%, 02/01/17	1,000	1,178,248
6.85%, 02/15/20	1,315	1,654,595
9.00%, 02/01/19	1,600	2,141,181
Magellan Midstream Partners LP
4.25%, 02/01/21	1,170	1,296,834
5.65%, 10/15/16	220	254,993
6.45%, 06/01/14	60	64,996
6.55%, 07/15/19	1,825	2,278,765
Northern Border Pipeline Co.
Series A
7.50%, 09/15/21	90	116,177
Northwest Pipeline GP
6.05%, 06/15/18	215	262,788
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	650	704,800
5.20%, 06/15/15	1,270	1,385,847
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,000	1,016,991
3.25%, 02/01/16 (Call 01/01/16)	2,100	2,225,734
6.15%, 10/01/16	425	495,510
8.63%, 03/01/19	1,000	1,327,872
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	361,309
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	2,825	3,296,454
5.63%, 12/15/13	70	73,448
5.75%, 01/15/20	1,240	1,496,186
6.50%, 05/01/18	200	248,141
8.75%, 05/01/19	2,400	3,257,223
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,175,663
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	325	382,023
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,350	1,485,237
Spectra Energy Capital LLC
5.67%, 08/15/14	2,500	2,683,464
5.90%, 09/15/13	70	72,704
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,032,797
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	150	162,756
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	480,779
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,375	1,702,608
Texas Gas Transmission LLC
4.60%, 06/01/15[a]	1,125	1,201,004
TransCanada PipeLines Ltd.
0.88%, 03/02/15	230	230,008
2.50%, 08/01/22	5,500	5,543,338
3.40%, 06/01/15	1,850	1,960,616
3.80%, 10/01/20	2,900	3,241,441
4.88%, 01/15/15	100	108,285
6.35%, 05/15/67 (Call 05/15/17)[c]	500	535,000
6.50%, 08/15/18	3,186	4,031,190
7.13%, 01/15/19	149	190,734
9.88%, 01/01/21	320	475,171

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Transcontinental Gas Pipe Line Corp.
6.05%, 06/15/18	$1,105	$1,353,874
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	1,100	1,151,699
Williams Companies Inc. (The)
7.88%, 09/01/21	1,000	1,282,945
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,250	1,264,667
3.80%, 02/15/15	920	971,418
4.00%, 11/15/21 (Call 08/15/21)	500	534,628
5.25%, 03/15/20	2,532	2,936,893
7.25%, 02/01/17	2,250	2,750,816

		118,076,034
REAL ESTATE — 0.14%
Brookfield Asset Management Inc.
5.80%, 04/25/17[a]	250	283,454
ProLogis LP
4.50%, 08/15/17	500	538,040
6.13%, 12/01/16	480	545,572
6.25%, 03/15/17[a]	750	856,658
6.63%, 05/15/18	1,350	1,607,099
6.88%, 03/15/20 (Call 12/16/19)[a]	1,640	1,970,540
7.63%, 08/15/14	550	602,066
Regency Centers LP
5.25%, 08/01/15	290	315,348
5.88%, 06/15/17	800	920,212

		7,638,989
REAL ESTATE INVESTMENT TRUSTS — 2.03%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,590,497
American Tower Corp.
4.50%, 01/15/18	3,674	4,022,574
4.63%, 04/01/15	1,370	1,458,883
5.05%, 09/01/20	1,000	1,125,462
5.90%, 11/01/21	335	401,569
7.00%, 10/15/17	1,000	1,174,375
Arden Realty LP
5.25%, 03/01/15 (Call 12/01/14)	1,120	1,204,214
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	550	592,075
5.70%, 03/15/17[a]	750	871,406
5.75%, 09/15/16	190	218,011
6.10%, 03/15/20	300	363,572
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	154,849
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,582,103
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	2,430	2,633,637
4.13%, 05/15/21	549	603,081
5.00%, 06/01/15	190	206,878
5.63%, 04/15/15	30	33,004
5.63%, 11/15/20 (Call 08/15/20)	2,200	2,626,797
5.88%, 10/15/19	1,550	1,850,521
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,170	1,287,769
BRE Properties Inc.
5.50%, 03/15/17	950	1,077,030
Camden Property Trust
4.63%, 06/15/21 (Call 03/15/21)	200	223,394

Security	Principal (000s)	Value

5.00%, 06/15/15	$140	$151,893
CommonWealth REIT
6.25%, 08/15/16 (Call 02/15/16)	1,530	1,660,610
6.65%, 01/15/18 (Call 07/15/17)	200	224,269
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	1,013,514
4.50%, 07/15/15	800	856,700
5.25%, 03/15/21	1,300	1,476,612
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)[a]	1,000	1,021,509
5.40%, 08/15/14	70	74,331
5.95%, 02/15/17[a]	1,270	1,462,253
6.75%, 03/15/20	1,250	1,504,113
7.38%, 02/15/15	550	615,694
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,560,041
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	1,629	1,836,104
4.75%, 07/15/20 (Call 04/15/20)	1,500	1,687,694
5.13%, 03/15/16	1,656	1,841,478
5.25%, 09/15/14	100	107,326
5.38%, 08/01/16	750	848,591
5.75%, 06/15/17	1,322	1,554,044
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)[e]	1,000	1,017,771
HCP Inc.
2.70%, 02/01/14	200	203,693
3.15%, 08/01/22 (Call 05/01/22)	1,000	982,922
3.75%, 02/01/16	1,615	1,718,483
3.75%, 02/01/19 (Call 11/01/18)[a]	200	212,171
5.38%, 02/01/21 (Call 11/03/20)	2,118	2,436,835
5.63%, 05/01/17	140	161,260
5.65%, 12/15/13	1,600	1,677,515
6.00%, 01/30/17	800	930,211
6.70%, 01/30/18[a]	1,301	1,587,826
Health Care REIT Inc.
3.63%, 03/15/16	450	475,899
3.75%, 03/15/23 (Call 12/15/22)	1,500	1,498,773
4.13%, 04/01/19 (Call 01/01/19)	1,500	1,625,084
4.70%, 09/15/17	2,000	2,229,511
4.95%, 01/15/21 (Call 10/15/20)[a]	1,150	1,279,167
5.25%, 01/15/22 (Call 10/15/21)	300	342,005
5.88%, 05/15/15	100	110,576
6.20%, 06/01/16	745	849,888
Healthcare Realty Trust Inc.
5.13%, 04/01/14	90	93,375
5.75%, 01/15/21[a]	650	739,882
6.50%, 01/17/17	800	919,181
Highwoods Realty LP
5.85%, 03/15/17	250	273,050
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[a]	1,250	1,297,837
5.13%, 02/15/15 (Call 08/15/14)[a]	1,130	1,173,923
5.63%, 03/15/17	1,350	1,468,085
6.70%, 01/15/18 (Call 07/15/17)	200	227,416
7.88%, 08/15/14 (Call 02/15/14)	550	583,490
HRPT Properties Trust
6.25%, 06/15/17 (Call 12/15/16)	1,200	1,322,611
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,500	1,653,881
Kimco Realty Corp.
5.70%, 05/01/17[a]	2,150	2,488,203
5.78%, 03/15/16	210	237,931

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	$100	$109,875
5.13%, 03/02/15	80	85,806
5.50%, 12/15/16	200	225,670
6.63%, 10/01/17	1,600	1,909,611
Mack-Cali Realty Corp.
7.75%, 08/15/19	450	557,077
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,124,143
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	919,155
Realty Income Corp.
5.95%, 09/15/16	190	217,518
6.75%, 08/15/19	1,350	1,654,626
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	150	153,609
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,700	1,766,252
4.13%, 12/01/21 (Call 09/01/21)	2,590	2,896,767
4.20%, 02/01/15 (Call 11/01/14)[a]	1,520	1,615,906
4.38%, 03/01/21 (Call 12/01/20)	1,471	1,670,958
5.10%, 06/15/15	400	442,040
5.25%, 12/01/16 (Call 09/02/16)	1,622	1,856,996
5.65%, 02/01/20 (Call 11/01/19)	2,028	2,430,317
5.75%, 12/01/15 (Call 09/02/15)	380	428,638
5.88%, 03/01/17 (Call 12/01/16)[a]	350	412,309
6.10%, 05/01/16 (Call 02/01/16)	2,020	2,324,372
6.13%, 05/30/18	1,815	2,201,464
10.35%, 04/01/19	500	717,368
UDR Inc.
4.25%, 06/01/18	950	1,054,851
Series 0001
4.63%, 01/10/22 (Call 10/10/21)	700	781,684
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	550	570,790
4.25%, 03/01/22 (Call 12/01/21)[a]	2,000	2,149,001
4.75%, 06/01/21 (Call 03/01/21)[a]	1,800	1,990,965
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	2,000	2,103,822
5.00%, 01/15/22	500	557,790
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	275,670

		111,821,982
RETAIL — 2.36%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	390	397,800
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	1,150	1,222,524
4.00%, 11/15/20 (Call 08/15/20)	150	163,400
5.50%, 11/15/15	150	168,332
5.75%, 01/15/15	2,185	2,396,388
6.50%, 01/15/14	1,174	1,246,517
Costco Wholesale Corp.
1.13%, 12/15/17	1,500	1,504,476
1.70%, 12/15/19	2,000	2,002,303
5.50%, 03/15/17	1,650	1,952,247
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	2,000	2,016,069
3.25%, 05/18/15	2,200	2,329,947
4.75%, 05/18/20 (Call 12/18/19)	2,350	2,758,983
4.88%, 09/15/14	110	118,247

Security	Principal (000s)	Value

5.75%, 06/01/17	$2,810	$3,366,576
6.13%, 08/15/16	480	567,647
6.60%, 03/15/19	1,348	1,725,704
Darden Restaurants Inc.
4.50%, 10/15/21	2,250	2,481,989
6.20%, 10/15/17	215	248,984
Family Dollar Stores Inc.
5.00%, 02/01/21	140	151,612
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,850	2,062,750
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)	2,409	2,823,899
5.25%, 12/16/13	2,220	2,329,368
5.40%, 03/01/16	3,651	4,180,588
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,900	2,027,922
6.25%, 12/15/17	850	1,026,237
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	250	255,655
2.13%, 04/15/16 (Call 03/15/16)	1,800	1,876,438
3.12%, 04/15/22 (Call 01/15/22)	1,163	1,220,720
3.75%, 04/15/21 (Call 01/15/21)	150	164,771
3.80%, 11/15/21 (Call 08/15/21)	400	441,847
4.63%, 04/15/20 (Call 10/15/19)[a]	1,800	2,071,985
5.00%, 10/15/15	290	325,190
5.40%, 10/15/16	1,850	2,161,176
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	1,460	1,575,644
5.90%, 12/01/16[a]	3,323	3,858,572
McDonald’s Corp.
1.88%, 05/29/19[a]	2,000	2,048,430
2.63%, 01/15/22	4,254	4,471,755
3.63%, 05/20/21	1,250	1,406,701
5.30%, 03/15/17	245	288,170
5.35%, 03/01/18	1,156	1,403,054
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	1,000	1,122,230
4.75%, 05/01/20	500	579,093
6.25%, 01/15/18	2,300	2,796,882
6.75%, 06/01/14	110	119,823
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,700	1,890,030
4.88%, 01/14/21 (Call 10/14/20)	115	129,480
QVC Inc.
5.13%, 07/02/22[e]	1,500	1,583,296
Staples Inc.
9.75%, 01/15/14	3,560	3,895,987
Starbucks Corp.
6.25%, 08/15/17	350	417,971
Target Corp.
1.13%, 07/18/14	3,140	3,171,723
2.90%, 01/15/22	2,862	3,061,467
3.88%, 07/15/20	1,127	1,283,550
5.38%, 05/01/17	112	133,044
5.88%, 07/15/16	92	108,405
6.00%, 01/15/18	2,374	2,903,524
TJX Companies Inc. (The)
4.20%, 08/15/15	200	215,793
6.95%, 04/15/19	1,405	1,779,847
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,931	1,981,264
1.63%, 04/15/14	3,570	3,633,141
2.25%, 07/08/15[a]	1,160	1,210,174

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

2.80%, 04/15/16	$4,318	$4,595,253
3.20%, 05/15/14	2,500	2,603,277
3.25%, 10/25/20	1,629	1,794,883
3.63%, 07/08/20	977	1,098,866
4.13%, 02/01/19	1,450	1,649,726
4.25%, 04/15/21	3,811	4,482,423
4.50%, 07/01/15	110	121,060
5.38%, 04/05/17	1,061	1,254,681
5.80%, 02/15/18	2,498	3,088,395
Walgreen Co.
1.80%, 09/15/17	4,100	4,148,272
3.10%, 09/15/22	2,500	2,540,575
5.25%, 01/15/19	627	737,612
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,625	1,735,598
3.88%, 11/01/20 (Call 08/01/20)	300	325,907
4.25%, 09/15/15	100	108,416
5.30%, 09/15/19	1,275	1,491,563
6.25%, 04/15/16	200	230,280
6.25%, 03/15/18	875	1,072,363

		129,936,491
SAVINGS & LOANS — 0.15%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,193,500
Murray Street Investment Trust I
4.65%, 03/09/17[b]	5,400	5,807,329
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,016,467
4.63%, 04/19/16	400	422,551

		8,439,847
SEMICONDUCTORS — 0.43%
Altera Corp.
1.75%, 05/15/17	2,000	2,059,562
Analog Devices Inc.
3.00%, 04/15/16	400	429,305
5.00%, 07/01/14	300	322,195
Applied Materials Inc.
2.65%, 06/15/16[a]	400	421,978
4.30%, 06/15/21	2,000	2,257,534
Broadcom Corp.
1.50%, 11/01/13	200	201,823
2.38%, 11/01/15	150	157,137
2.50%, 08/15/22[e]	2,500	2,498,251
2.70%, 11/01/18	750	794,917
Intel Corp.
1.95%, 10/01/16	1,896	1,975,670
3.30%, 10/01/21	4,136	4,468,978
KLA-Tencor Corp.
6.90%, 05/01/18	1,000	1,201,152
National Semiconductor Corp.
6.60%, 06/15/17	2,000	2,444,567
Texas Instruments Inc.
0.45%, 08/03/15	1,500	1,493,121
1.38%, 05/15/14	1,470	1,490,736
1.65%, 08/03/19[a]	719	731,213
2.38%, 05/16/16	698	733,862

		23,682,001

Security	Principal (000s)	Value

SOFTWARE — 0.92%
Adobe Systems Inc.
3.25%, 02/01/15	$880	$923,815
4.75%, 02/01/20	1,290	1,447,111
BMC Software Inc.
4.25%, 02/15/22	3,345	3,305,186
CA Inc.
5.38%, 12/01/19	1,150	1,320,673
6.13%, 12/01/14	230	251,590
Dun & Bradstreet Corp.
4.38%, 12/01/22	1,000	1,007,828
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15[a]	1,000	1,015,665
Fiserv Inc.
3.13%, 06/15/16	1,200	1,260,013
3.50%, 10/01/22 (Call 07/01/22)	1,000	1,007,597
4.63%, 10/01/20	1,000	1,090,192
4.75%, 06/15/21	1,450	1,598,751
6.80%, 11/20/17	750	905,128
Intuit Inc.
5.75%, 03/15/17	1,410	1,628,691
Microsoft Corp.
1.63%, 09/25/15	611	628,927
2.50%, 02/08/16	3,044	3,210,023
2.95%, 06/01/14	2,285	2,370,233
4.00%, 02/08/21[a]	2,500	2,874,151
4.20%, 06/01/19	2,974	3,428,129
Oracle Corp.
1.20%, 10/15/17	3,000	3,013,647
2.50%, 10/15/22	2,000	2,024,876
3.75%, 07/08/14	3,510	3,688,857
3.88%, 07/15/20	326	371,284
5.00%, 07/08/19	931	1,124,821
5.25%, 01/15/16	3,923	4,445,393
5.75%, 04/15/18	5,491	6,702,575

		50,645,156
TELECOMMUNICATIONS — 4.55%
America Movil SAB de CV
2.38%, 09/08/16	2,900	3,023,682
3.13%, 07/16/22	3,000	3,072,023
3.63%, 03/30/15	1,000	1,058,566
5.00%, 03/30/20	5,000	5,866,005
5.50%, 03/01/14	2,890	3,063,400
5.63%, 11/15/17	1,150	1,387,101
5.75%, 01/15/15	140	153,700
AT&T Inc.
0.88%, 02/13/15	210	210,465
1.60%, 02/15/17	6,136	6,237,900
1.70%, 06/01/17[a]	3,396	3,463,596
2.40%, 08/15/16	3,351	3,513,243
2.50%, 08/15/15	4,561	4,761,426
2.95%, 05/15/16	4,763	5,075,365
3.00%, 02/15/22	3,909	4,098,980
3.88%, 08/15/21	3,723	4,196,291
4.45%, 05/15/21	335	391,796
5.10%, 09/15/14	2,860	3,085,853
5.50%, 02/01/18	3,513	4,206,343
5.63%, 06/15/16	1,908	2,221,762
5.80%, 02/15/19	3,388	4,189,670

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

BellSouth Corp.
5.20%, 12/15/16	$240	$276,059
British Telecommunications PLC
2.00%, 06/22/15	2,350	2,413,823
5.95%, 01/15/18	2,113	2,538,612
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,640	9,099,699
7.38%, 11/15/13	280	297,483
8.50%, 11/15/18	3,778	5,223,631
CenturyLink Inc.
5.80%, 03/15/22	2,300	2,433,799
6.00%, 04/01/17	1,000	1,107,549
6.45%, 06/15/21	2,200	2,426,209
Series M
5.00%, 02/15/15	600	631,663
Cisco Systems Inc.
1.63%, 03/14/14	530	538,100
3.15%, 03/14/17	2,101	2,302,665
4.45%, 01/15/20	3,412	3,999,384
4.95%, 02/15/19	931	1,114,041
5.50%, 02/22/16	11,682	13,412,814
Corning Inc.
4.25%, 08/15/20	365	405,236
6.63%, 05/15/19	40	49,489
Deutsche Telekom International Finance BV
4.88%, 07/08/14	1,180	1,252,472
5.75%, 03/23/16	120	136,562
6.00%, 07/08/19	1,089	1,341,400
6.75%, 08/20/18	1,118	1,406,104
Embarq Corp.
7.08%, 06/01/16	2,333	2,734,983
France Telecom SA
2.13%, 09/16/15[a]	1,303	1,338,764
2.75%, 09/14/16	1,396	1,464,514
4.13%, 09/14/21	2,634	2,906,678
4.38%, 07/08/14	2,400	2,528,372
5.38%, 07/08/19	1,034	1,216,774
GTE Corp.
6.84%, 04/15/18	390	486,499
Harris Corp.
4.40%, 12/15/20	200	217,513
5.00%, 10/01/15	1,560	1,712,092
6.38%, 06/15/19	1,365	1,627,026
Juniper Networks Inc.
3.10%, 03/15/16	695	723,403
4.60%, 03/15/21	760	813,564
Motorola Solutions Inc.
3.75%, 05/15/22	1,500	1,547,287
6.00%, 11/15/17	300	354,575
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,233	2,256,700
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)[a]	2,100	2,224,530
Qwest Corp.
6.50%, 06/01/17[a]	2,900	3,375,537
6.75%, 12/01/21	931	1,099,141
7.50%, 10/01/14	1,500	1,654,837
Rogers Communications Inc.
6.80%, 08/15/18	3,200	4,051,099
Rogers Wireless Inc.
6.38%, 03/01/14	2,916	3,113,874
Telecom Italia Capital SA
4.95%, 09/30/14	1,310	1,359,125

Security	Principal (000s)	Value

5.25%, 10/01/15	$3,602	$3,809,115
6.18%, 06/18/14	210	220,238
7.00%, 06/04/18	177	199,346
7.18%, 06/18/19	2,550	2,900,625
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	3,000	3,111,109
Telefonica Emisiones SAU
3.73%, 04/27/15	1,380	1,402,425
3.99%, 02/16/16	711	719,888
4.95%, 01/15/15	2,200	2,288,000
5.13%, 04/27/20	799	800,998
5.46%, 02/16/21[a]	3,464	3,524,620
5.88%, 07/15/19	698	732,900
6.22%, 07/03/17[a]	1,300	1,402,375
6.42%, 06/20/16	6,011	6,491,880
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	990	1,077,387
Verizon Communications Inc.
1.25%, 11/03/14	515	521,368
1.95%, 03/28/14	3,680	3,750,272
2.00%, 11/01/16	1,663	1,729,072
3.00%, 04/01/16	5,825	6,213,111
3.50%, 11/01/21	7,550	8,335,530
4.60%, 04/01/21	3,723	4,412,934
4.90%, 09/15/15	330	367,013
5.50%, 02/15/18	1,058	1,277,158
5.55%, 02/15/16	2,532	2,893,317
6.10%, 04/15/18	2,506	3,104,096
6.35%, 04/01/19	1,089	1,387,447
8.75%, 11/01/18	4,024	5,610,535
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	3,000	3,481,398
Vodafone Group PLC
1.25%, 09/26/17	4,000	4,001,137
2.50%, 09/26/22	2,000	2,012,487
2.88%, 03/16/16	5,200	5,498,607
4.15%, 06/10/14	4,090	4,298,410
4.38%, 03/16/21	500	581,673
4.63%, 07/15/18	320	370,653
5.00%, 09/15/15	92	102,491
5.38%, 01/30/15	240	263,215
5.45%, 06/10/19	1,750	2,147,863
5.63%, 02/27/17	2,308	2,724,215
5.75%, 03/15/16	1,892	2,172,475

		250,428,231
TEXTILES — 0.03%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,326,215
4.30%, 06/01/21	340	374,610

		1,700,825
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.13%, 05/15/14	1,000	1,069,309
Mattel Inc.
2.50%, 11/01/16	400	416,185
4.35%, 10/01/20	500	552,011

		2,037,505

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

TRANSPORTATION — 1.14%
Burlington Northern Santa Fe Corp.
3.05%, 03/15/22 (Call 12/15/21)	$1,000	$1,043,591
3.05%, 09/01/22 (Call 06/01/22)	2,000	2,093,197
4.70%, 10/01/19	2,434	2,825,083
4.88%, 01/15/15	90	98,054
5.75%, 03/15/18	3,166	3,857,733
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)[a]	1,900	1,932,713
2.25%, 11/15/22 (Call 08/15/22)	550	554,513
5.55%, 03/01/19	2,550	3,128,365
5.80%, 06/01/16	180	209,551
Canadian Pacific Railway Co.
7.25%, 05/15/19[a]	2,000	2,501,058
9.45%, 08/01/21	70	102,826
Con-Way Inc.
7.25%, 01/15/18	1,100	1,279,860
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	108,048
4.25%, 06/01/21 (Call 03/01/21)[a]	1,900	2,122,820
6.25%, 04/01/15	1,350	1,523,988
6.25%, 03/15/18	350	426,967
7.38%, 02/01/19	2,250	2,846,956
7.90%, 05/01/17[a]	210	265,539
FedEx Corp.
2.63%, 08/01/22[a]	1,750	1,767,453
7.38%, 01/15/14	80	85,909
8.00%, 01/15/19	750	995,937
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	2,350	2,433,719
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,586,992
5.26%, 09/17/14	50	54,100
5.75%, 01/15/16	1,550	1,774,003
5.75%, 04/01/18	1,550	1,873,680
5.90%, 06/15/19	1,590	1,931,557
7.70%, 05/15/17	410	518,878
Norfolk Southern Railway Co.
9.75%, 06/15/20	150	216,122
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	500	508,460
2.50%, 03/01/18 (Call 02/01/18)[a]	1,000	1,013,594
3.15%, 03/02/15	925	954,646
3.50%, 06/01/17[a]	950	1,008,346
3.60%, 03/01/16	100	105,125
5.85%, 03/01/14	120	127,129
5.85%, 11/01/16	1,500	1,706,539
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[a]	500	561,664
4.16%, 07/15/22 (Call 04/15/22)	814	918,649
4.88%, 01/15/15	70	76,311
5.70%, 08/15/18	1,137	1,390,630
5.75%, 11/15/17	1,350	1,632,799
6.13%, 02/15/20	300	375,603
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,316,139
3.13%, 01/15/21	4,114	4,424,782
3.88%, 04/01/14	3,060	3,196,971
5.13%, 04/01/19	931	1,118,080
5.50%, 01/15/18	1,111	1,334,535
8.38%, 04/01/20	350	483,915

		62,413,129

Security	Principal (000s)	Value

TRUCKING & LEASING — 0.04%
GATX Corp.
3.50%, 07/15/16	$1,050	$1,086,723
4.85%, 06/01/21	1,150	1,208,179

		2,294,902
WATER — 0.06%
American Water Capital Corp.
6.09%, 10/15/17	500	595,284
United Utilities PLC
4.55%, 06/19/18	150	162,491
5.38%, 02/01/19	210	234,646
Veolia Environnement SA
6.00%, 06/01/18	2,125	2,503,324

		3,495,745

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,591,098,718)		4,882,870,801

FOREIGN AGENCY OBLIGATIONS[f] — 6.28%

BRAZIL — 0.75%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,093,146
3.50%, 02/06/17	2,900	3,054,026
3.88%, 01/27/16	2,000	2,119,516
5.38%, 01/27/21	9,500	10,676,437
5.75%, 01/20/20	4,750	5,416,948
5.88%, 03/01/18	6,237	7,146,105
6.13%, 10/06/16	2,550	2,895,604
7.88%, 03/15/19	5,300	6,653,522

		41,055,304
CANADA — 2.40%
British Columbia (Province of)
1.20%, 04/25/17[a]	1,250	1,277,977
2.00%, 10/23/22	2,000	1,995,281
2.10%, 05/18/16[a]	4,050	4,264,521
2.65%, 09/22/21	750	799,059
2.85%, 06/15/15	3,750	3,980,000
Export Development Canada
0.50%, 09/15/15	1,000	1,003,852
1.25%, 10/27/15	500	512,835
1.25%, 10/26/16	500	514,432
1.50%, 05/15/14	4,150	4,223,493
3.13%, 04/24/14	3,500	3,638,469
Hydro-Quebec
1.38%, 06/19/17	2,850	2,898,618
2.00%, 06/30/16	4,400	4,600,636
8.40%, 01/15/22	580	839,389
9.40%, 02/01/21	200	299,325
Manitoba (Province of)
1.38%, 04/28/14	3,610	3,661,144
2.10%, 09/06/22[a]	2,000	2,010,829
4.90%, 12/06/16	3,750	4,370,074
New Brunswick (Province of)
5.20%, 02/21/17	850	1,000,547
Nova Scotia (Province of)
5.13%, 01/26/17[a]	1,250	1,464,011
9.25%, 03/01/20	2,000	2,910,197

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Ontario (Province of)
0.95%, 05/26/15	$500	$505,564
1.10%, 10/25/17	2,000	2,010,013
1.38%, 01/27/14	5,670	5,739,055
1.60%, 09/21/16	5,750	5,944,048
1.65%, 09/27/19	5,500	5,543,807
2.30%, 05/10/16	11,950	12,611,246
2.70%, 06/16/15	6,600	6,963,119
2.95%, 02/05/15	6,000	6,321,068
4.00%, 10/07/19	4,700	5,444,228
4.10%, 06/16/14	3,420	3,614,394
4.40%, 04/14/20[a]	5,650	6,717,822
4.50%, 02/03/15	310	336,811
4.75%, 01/19/16[a]	320	360,716
4.95%, 11/28/16[a]	3,250	3,785,168
5.45%, 04/27/16	2,475	2,870,584
Quebec (Province of)
2.75%, 08/25/21[a]	3,000	3,162,280
3.50%, 07/29/20	5,100	5,723,099
4.60%, 05/26/15	2,990	3,294,816
4.63%, 05/14/18	1,000	1,183,145
4.88%, 05/05/14	340	361,661
5.00%, 03/01/16	2,392	2,730,507
5.13%, 11/14/16	500	585,299

		132,073,139
COLOMBIA — 0.06%
Ecopetrol SA
7.63%, 07/23/19	2,750	3,547,500

		3,547,500
JAPAN — 0.50%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	535,191
5.13%, 02/01/17	2,600	3,046,885
Japan Finance Corp.
1.88%, 09/24/15	1,500	1,556,441
2.13%, 02/07/19[a]	1,000	1,042,775
2.25%, 07/13/16	3,500	3,700,742
2.50%, 01/21/16	2,900	3,073,217
2.50%, 05/18/16	3,000	3,192,479
2.88%, 02/02/15	4,040	4,248,899
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,854,410
4.63%, 04/21/15	250	274,129
5.00%, 05/16/17	2,500	2,942,199

		27,467,367
MEXICO — 0.46%
Pemex Project Funding Master Trust
5.75%, 03/01/18	3,467	4,065,057
Petroleos Mexicanos
4.88%, 03/15/15	2,190	2,359,725
4.88%, 01/24/22	5,000	5,650,000
5.50%, 01/21/21	5,400	6,331,500
6.00%, 03/05/20	2,900	3,480,000

Security	Principal (000s)	Value

8.00%, 05/03/19	$2,650	$3,474,813

		25,361,095
SOUTH KOREA — 0.60%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	600	646,907
4.00%, 01/11/17	750	817,151
4.00%, 01/29/21	500	543,187
4.13%, 09/09/15	3,300	3,552,790
4.38%, 09/15/21	5,000	5,598,037
5.00%, 04/11/22	500	588,306
5.13%, 03/16/15	190	206,119
5.13%, 06/29/20	2,950	3,435,464
5.88%, 01/14/15	1,610	1,765,170
8.13%, 01/21/14	3,310	3,570,324
Korea Development Bank
3.25%, 03/09/16	3,000	3,155,792
3.50%, 08/22/17	1,430	1,535,328
4.00%, 09/09/16	1,500	1,627,582
4.38%, 08/10/15	585	633,198
8.00%, 01/23/14	4,850	5,227,580

		32,902,935
SUPRANATIONAL — 1.51%
Asian Development Bank
0.88%, 06/10/14	6,650	6,705,866
1.13%, 03/15/17	7,000	7,151,054
1.88%, 10/23/18	2,500	2,638,399
2.50%, 03/15/16	9,850	10,500,227
2.63%, 02/09/15	6,200	6,504,873
2.75%, 05/21/14[a]	3,300	3,415,790
Series E
5.50%, 06/27/16	2,550	3,000,345
Inter-American Development Bank
1.13%, 03/15/17	2,000	2,044,012
1.38%, 10/18/16	3,000	3,094,988
1.75%, 08/24/18	2,500	2,614,834
2.25%, 07/15/15	12,500	13,117,435
3.00%, 04/22/14	4,250	4,405,975
3.88%, 02/14/20	750	886,684
4.25%, 09/10/18	2,000	2,372,685
5.13%, 09/13/16	6,692	7,832,805
Series E
3.88%, 09/17/19	5,500	6,479,045

		82,765,017

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $329,718,101)		345,172,357

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.32%

BRAZIL — 0.45%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	6,025	7,275,188
5.88%, 01/15/19[a]	2,650	3,295,275
6.00%, 01/17/17[a]	3,525	4,194,750
7.88%, 03/07/15	3,200	3,707,200
8.00%, 01/15/18	2,101	2,462,372
8.88%, 10/14/19[a]	1,000	1,455,000
12.75%, 01/15/20	1,500	2,583,750

		24,973,535

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CANADA — 0.20%
Canada (Government of)
0.88%, 02/14/17[a]	$7,425	$7,509,366
2.38%, 09/10/14	3,570	3,702,977

		11,212,343
CHILE — 0.06%
Chile (Republic of)
3.25%, 09/14/21[a]	3,000	3,285,720

		3,285,720
COLOMBIA — 0.30%
Colombia (Republic of)
4.38%, 07/12/21[a]	5,100	5,928,750
7.38%, 01/27/17	2,600	3,224,000
7.38%, 03/18/19	3,000	3,964,500
8.25%, 12/22/14	1,450	1,682,000
11.75%, 02/25/20	1,000	1,632,500

		16,431,750
ISRAEL — 0.17%
Israel (State of)
4.00%, 06/30/22[a]	2,000	2,160,000
5.13%, 03/01/14[a]	130	136,630
5.13%, 03/26/19[a]	4,650	5,405,625
5.50%, 11/09/16[a]	1,600	1,844,000

		9,546,255
ITALY — 0.40%
Italy (Republic of)
3.13%, 01/26/15[a]	5,290	5,381,193
4.50%, 01/21/15	8,371	8,752,460
5.25%, 09/20/16	7,230	7,707,996

		21,841,649
JAPAN — 0.06%
Japan (Government of)
1.13%, 07/19/17	3,500	3,542,956

		3,542,956
MEXICO — 0.73%
United Mexican States
3.63%, 03/15/22[a]	2,000	2,202,000
5.13%, 01/15/20	7,500	8,988,750
5.63%, 01/15/17	8,500	9,932,249
5.88%, 01/15/14	450	474,750
5.88%, 02/17/14	4,170	4,420,200
5.95%, 03/19/19[a]	5,700	7,025,250
6.63%, 03/03/15	810	911,250
8.13%, 12/30/19	3,400	4,896,000
11.38%, 09/15/16	800	1,110,000

		39,960,449

Security	Principal (000s)	Value

PANAMA—0.09%
Panama (Republic of)
5.20%, 01/30/20	$3,100	$3,727,750
7.25%, 03/15/15	1,000	1,135,000

		4,862,750
PERU — 0.07%
Peru (Republic of)
7.13%, 03/30/19[a]	1,425	1,883,137
9.88%, 02/06/15	1,625	1,921,563

		3,804,700
POLAND — 0.44%
Poland (Republic of)
3.88%, 07/16/15	5,850	6,285,825
5.00%, 10/19/15[a]	770	857,587
5.00%, 03/23/22	5,100	6,035,136
5.13%, 04/21/21	3,000	3,558,900
5.25%, 01/15/14	130	136,552
6.38%, 07/15/19	6,000	7,494,000

		24,368,000
SOUTH AFRICA — 0.19%
South Africa (Republic of)
5.50%, 03/09/20	4,000	4,750,800
6.50%, 06/02/14	240	259,800
6.88%, 05/27/19	4,250	5,383,475

		10,394,075
SOUTH KOREA — 0.16%
Korea (Republic of)
4.88%, 09/22/14	370	397,205
5.13%, 12/07/16[a]	500	577,502
5.75%, 04/16/14	2,500	2,670,577
7.13%, 04/16/19	3,800	5,005,960

		8,651,244

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $169,717,498)		182,875,426

MUNICIPAL DEBT OBLIGATIONS — 0.46%

CALIFORNIA — 0.16%
Southern California Public Power Authority RB Electric Power & Light Revenues
Series B
6.93%, 05/15/17(AGM)	600	754,584
State of California GO
3.95%, 11/01/15	875	945,323
5.25%, 04/01/14	2,000	2,114,880
5.45%, 04/01/15	1,000	1,101,810
5.75%, 03/01/17	500	575,765
5.95%, 04/01/16	290	332,578
6.20%, 10/01/19[a]	1,500	1,839,285

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

State of California GO BAB
5.70%, 11/01/21	$500	$592,275
University of California Regents RB College & University Revenue
Series AA-2
0.89%, 07/01/13	500	501,135

		8,757,635
ILLINOIS — 0.19%
State of Illinois GO
4.07%, 01/01/14	2,500	2,580,575
4.42%, 01/01/15	3,000	3,178,740
4.96%, 03/01/16	500	549,445
5.37%, 03/01/17	250	281,275
5.67%, 03/01/18	2,000	2,287,900
5.88%, 03/01/19	1,450	1,671,734

		10,549,669
KENTUCKY — 0.01%
Kentucky Asset Liability Commission RB Miscellaneous Revenue
3.17%, 04/01/18	500	523,735

		523,735
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	600	688,380

		688,380
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/20 (AGM)	3,000	2,354,190
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/21 (AGM)	480	360,442
New Jersey State Turnpike Authority RB Turnpike Revenue
Series B
4.25%, 01/01/16 (AMBAC)	410	427,023

		3,141,655
PUERTO RICO — 0.02%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,000	1,004,660

		1,004,660
WASHINGTON — 0.01%
Energy Northwest RB Electric Power & Light Revenues
Series E
2.20%, 07/01/19	500	514,260

		514,260

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $23,804,091)		25,179,994

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.03%

MONEY MARKET FUNDS — 6.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,g,h]	286,400,761	$286,400,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,g,h]	25,508,142	25,508,142
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,g]	19,640,018	19,640,018

		331,548,921

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,548,921)		331,548,921

TOTAL INVESTMENTS IN SECURITIES — 104.89%
(Cost: $5,445,887,329)		5,767,647,499
Other Assets, Less Liabilities — (4.89)%		(268,654,041)

NET ASSETS — 100.00%		$5,498,993,458

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

105

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 30.86%

ADVERTISING — 0.09%
Interpublic Group of Companies Inc. (The)
4.00%, 03/15/22	$50	$50,743
10.00%, 07/15/17 (Call 07/15/13)	100	110,500
Omnicom Group Inc.
3.63%, 05/01/22	500	525,128
WPP Finance 2010
4.75%, 11/21/21	150	163,630

		850,001
AEROSPACE & DEFENSE — 0.37%
Boeing Co. (The)
4.88%, 02/15/20	450	542,839
Exelis Inc.
5.55%, 10/01/21	200	218,078
General Dynamics Corp.
5.25%, 02/01/14	700	736,497
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	250	276,682
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	100	113,271
Lockheed Martin Corp.
3.35%, 09/15/21	300	318,589
Raytheon Co.
2.50%, 12/15/22	250	251,372
United Technologies Corp.
3.10%, 06/01/22	300	322,022
5.38%, 12/15/17	623	747,651

		3,527,001
AGRICULTURE — 0.42%
Altria Group Inc.
4.75%, 05/05/21	600	682,072
9.70%, 11/10/18	526	745,891
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	250	286,509
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	261,471
4.10%, 03/15/16	150	160,550
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	252,978
3.50%, 08/04/16	100	106,040
Philip Morris International Inc.
2.50%, 08/22/22	150	150,540
5.65%, 05/16/18	685	838,929
Reynolds American Inc.
6.75%, 06/15/17	447	544,898

		4,029,878

Security	Principal (000s)	Value

AIRLINES — 0.08%
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23[a]	$47	$48,652
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[a]	95	104,023
Delta Air Lines Inc. 2010-2A Pass Through Trust Class A
4.95%, 11/23/20	43	47,216
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 05/07/21	500	530,625

		730,516
APPAREL — 0.01%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	54,078

		54,078
AUTO MANUFACTURERS — 0.06%
Daimler Finance North America LLC
6.50%, 11/15/13	590	622,227

		622,227
AUTO PARTS & EQUIPMENT — 0.05%
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)[a]	200	214,532
4.25%, 03/01/21	200	221,100

		435,632
BANKS — 7.51%
Abbey National Treasury Services PLC
4.00%, 04/27/16	300	314,961
American Express Centurion Bank
5.95%, 06/12/17[a]	300	358,787
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	100	109,221
Bank of America Corp.
3.63%, 03/17/16	300	318,284
4.50%, 04/01/15	600	639,352
5.63%, 07/01/20	750	882,184
5.65%, 05/01/18	1,010	1,166,682
5.70%, 01/24/22	850	1,031,762
7.38%, 05/15/14	1,053	1,144,097
7.63%, 06/01/19	262	333,826
Bank of America N.A.
5.30%, 03/15/17	500	556,286
Bank of Montreal
1.75%, 04/29/14	150	152,522
2.50%, 01/11/17	200	209,873
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	400	400,712
2.30%, 07/28/16	300	314,373
Bank of Nova Scotia
2.05%, 10/07/15	750	776,937
4.38%, 01/13/21	150	173,668

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Barclays Bank PLC
2.75%, 02/23/15	$300	$310,503
5.13%, 01/08/20	700	798,924
5.20%, 07/10/14	400	426,188
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	304,178
3.20%, 03/15/16 (Call 02/16/16)	250	267,209
6.85%, 04/30/19	262	335,259
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	100	99,996
BNP Paribas SA
2.38%, 09/14/17	200	202,820
3.25%, 03/11/15	300	312,579
5.00%, 01/15/21	500	559,810
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	150	150,531
Capital One Financial Corp.
2.13%, 07/15/14	450	458,109
6.75%, 09/15/17	526	645,917
Citigroup Inc.
4.45%, 01/10/17	1,800	1,990,778
4.50%, 01/14/22	250	280,610
4.75%, 05/19/15	600	648,210
5.00%, 09/15/14	150	157,995
5.50%, 04/11/13	526	534,838
6.13%, 05/15/18	1,010	1,209,072
8.50%, 05/22/19	512	683,440
Comerica Inc.
3.00%, 09/16/15	50	52,713
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	250	256,202
Credit Suisse New York
5.00%, 05/15/13	526	536,589
5.40%, 01/14/20	600	674,969
5.50%, 05/01/14	100	106,604
6.00%, 02/15/18	400	459,206
Deutsche Bank AG London
4.88%, 05/20/13	600	612,283
6.00%, 09/01/17	848	1,019,544
Fifth Third Bancorp
5.45%, 01/15/17	526	592,697
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	600	634,985
3.70%, 08/01/15	600	632,702
5.25%, 10/15/13	375	389,004
5.25%, 07/27/21	300	342,315
5.35%, 01/15/16	660	731,580
5.75%, 01/24/22	1,000	1,182,682
6.00%, 05/01/14	450	480,233
6.15%, 04/01/18	1,610	1,874,213
HSBC Bank (USA) N.A.
4.88%, 08/24/20	350	384,620
HSBC Holdings PLC
5.10%, 04/05/21	650	765,409
J.P. Morgan Chase & Co.
3.15%, 07/05/16	600	636,378
3.25%, 09/23/22	200	206,316
3.45%, 03/01/16	450	479,739
4.25%, 10/15/20	500	556,195
4.35%, 08/15/21	500	559,163
4.50%, 01/24/22	400	453,217
5.75%, 01/02/13	1,502	1,507,855
6.00%, 01/15/18	800	952,297

Security	Principal (000s)	Value

6.30%, 04/23/19	$262	$323,841
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,175,117
KeyCorp
6.50%, 05/14/13	526	540,148
KfW
1.50%, 04/04/14	1,500	1,522,962
2.00%, 06/01/16[a]	2,250	2,357,353
2.63%, 03/03/15[a]	750	787,214
2.63%, 01/25/22	1,500	1,608,467
3.25%, 03/15/13	1,000	1,008,251
4.88%, 01/17/17	842	983,490
Series G
4.38%, 03/15/18	1,347	1,578,557
Korea Finance Corp.
4.63%, 11/16/21	200	225,900
Landwirtschaftliche Rentenbank
1.88%, 09/17/18[a]	600	627,450
Series G
5.00%, 11/08/16	842	982,146
Lloyds TSB Bank PLC
4.20%, 03/28/17	500	552,257
Morgan Stanley
3.45%, 11/02/15	150	154,957
3.80%, 04/29/16	900	936,102
4.10%, 01/26/15	300	311,443
4.75%, 04/01/14[a]	550	569,404
5.30%, 03/01/13[a]	200	202,209
5.45%, 01/09/17	500	546,693
5.75%, 10/18/16	473	523,702
5.75%, 01/25/21	700	794,445
6.00%, 04/28/15	736	800,814
6.63%, 04/01/18	603	701,441
7.30%, 05/13/19	262	318,055
National Australia Bank Ltd. New York
1.60%, 08/07/15	250	254,139
National City Corp.
6.88%, 05/15/19	526	656,779
Northern Trust Corp.
3.38%, 08/23/21	100	108,389
3.45%, 11/04/20	50	54,492
Oesterreichische Kontrollbank AG
1.13%, 07/06/15[a]	300	304,168
2.00%, 06/03/16[a]	600	623,774
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	500	530,180
5.25%, 11/15/15[b]	135	150,940
Rabobank Nederland
3.38%, 01/19/17	750	804,156
4.50%, 01/11/21	500	564,845
Royal Bank of Canada
1.45%, 10/30/14	200	203,030
2.30%, 07/20/16	150	156,869
2.88%, 04/19/16	350	371,610
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	500	544,075
5.63%, 08/24/20	150	175,200
6.13%, 01/11/21	400	485,921
State Street Corp.
4.30%, 05/30/14	179	188,990
4.38%, 03/07/21	300	353,833

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

SunTrust Bank
7.25%, 03/15/18	$262	$315,870
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	107,308
Svenska Handelsbanken AB
2.88%, 04/04/17	250	264,244
Toronto-Dominion Bank (The)
1.38%, 07/14/14	50	50,662
2.38%, 10/19/16	200	210,340
2.50%, 07/14/16	100	105,086
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	511,842
2.20%, 11/15/16 (Call 10/14/16)	200	209,175
4.13%, 05/24/21 (Call 04/23/21)	100	114,617
UBS AG Stamford
5.88%, 12/20/17	1,010	1,201,799
US Bank N.A.
4.80%, 04/15/15	686	746,559
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300	344,380
5.75%, 06/15/17	1,010	1,196,987
Wells Fargo & Co.
3.50%, 03/08/22	500	538,639
3.63%, 04/15/15	450	479,555
3.75%, 10/01/14	600	633,816
4.60%, 04/01/21	400	462,565
Westpac Banking Corp.
2.10%, 08/02/13	200	202,323
3.00%, 08/04/15	450	474,020
4.88%, 11/19/19	375	436,620

		71,610,418
BEVERAGES — 0.78%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	300	302,842
2.50%, 07/15/22	350	351,249
5.38%, 11/15/14	600	653,744
5.38%, 01/15/20	400	490,444
7.75%, 01/15/19	400	536,602
Beam Inc.
5.38%, 01/15/16	54	60,863
Bottling Group LLC
6.95%, 03/15/14	307	331,772
Coca-Cola Co. (The)
5.35%, 11/15/17	1,000	1,206,363
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	309,902
Diageo Finance BV
5.30%, 10/28/15	623	704,908
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	105,687
3.20%, 11/15/21 (Call 08/15/21)	200	209,967
PepsiCo Inc.
1.25%, 08/13/17	400	405,986
2.75%, 03/05/22	500	518,325
3.75%, 03/01/14	526	547,259
7.90%, 11/01/18	500	674,994

		7,410,907
BIOTECHNOLOGY — 0.24%
Amgen Inc.

Security	Principal (000s)	Value

1.88%, 11/15/14	$100	$102,274
2.30%, 06/15/16	150	156,690
3.88%, 11/15/21 (Call 08/15/21)[a]	400	437,619
5.70%, 02/01/19	762	917,035
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,555
Celgene Corp.
3.95%, 10/15/20	100	108,529
Gilead Sciences Inc.
3.05%, 12/01/16	300	320,837
4.50%, 04/01/21 (Call 01/01/21)	100	114,100

		2,262,639
BUILDING MATERIALS — 0.06%
CRH America Inc.
5.30%, 10/15/13	370	383,373
Owens Corning Inc.
9.00%, 06/15/19	160	200,824

		584,197
CHEMICALS — 0.56%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	49,967
Air Products and Chemicals Inc.
2.00%, 08/02/16	250	259,592
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	250	249,187
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	200	221,030
7.60%, 05/15/14	476	521,047
8.55%, 05/15/19	400	539,802
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300	333,569
4.25%, 04/01/21[a]	850	982,837
Eastman Chemical Co.
3.00%, 12/15/15	200	210,384
Ecolab Inc.
3.00%, 12/08/16	600	638,997
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	160,370
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	377,688
PPG Industries Inc.
3.60%, 11/15/20	200	216,864
Praxair Inc.
3.00%, 09/01/21	100	106,105
4.05%, 03/15/21	100	114,124
4.50%, 08/15/19	256	296,353
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	54,095
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	50	54,611

		5,386,622

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.06%
ADT Corp. (The)
2.25%, 07/15/17[c]	$200	$199,877
Moody’s Corp.
5.50%, 09/01/20[a]	100	113,773
Western Union Co. (The)
5.25%, 04/01/20[a]	216	244,652

		558,302
COMPUTERS — 0.51%
Computer Sciences Corp.
4.45%, 09/15/22	50	51,162
6.50%, 03/15/18	150	171,438
Dell Inc.
2.30%, 09/10/15[a]	100	102,790
4.63%, 04/01/21[a]	250	268,148
Hewlett-Packard Co.
1.25%, 09/13/13	150	149,426
1.55%, 05/30/14	150	147,589
2.35%, 03/15/15[a]	300	296,868
2.65%, 06/01/16[a]	150	146,493
4.30%, 06/01/21	450	423,701
4.65%, 12/09/21	200	192,045
5.50%, 03/01/18	526	557,530
International Business Machines Corp.
0.55%, 02/06/15	1,000	998,414
1.95%, 07/22/16	300	311,656
2.90%, 11/01/21	350	373,893
5.70%, 09/14/17	550	667,236

		4,858,389
COSMETICS & PERSONAL CARE — 0.13%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	203,933
2.95%, 11/01/20	150	160,294
Procter & Gamble Co. (The)
1.80%, 11/15/15	600	622,437
4.70%, 02/15/19	200	237,029

		1,223,693
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	150	158,958
Ingram Micro Inc.
5.25%, 09/01/17	100	107,077

		266,035
DIVERSIFIED FINANCIAL SERVICES — 2.44%
Alterra Finance LLC
6.25%, 09/30/20	100	113,854
American Express Co.
4.88%, 07/15/13	507	520,774
6.80%, 09/01/66 (Call 09/01/16)[d]	268	286,760
7.00%, 03/19/18	792	1,007,832

Security	Principal (000s)	Value

American Express Credit Corp.
2.80%, 09/19/16	$200	$212,128
Ameriprise Financial Inc.
5.30%, 03/15/20	150	178,064
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	1,047	1,139,876
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	261,676
Caterpillar Financial Services Corp.
1.63%, 06/01/17[a]	250	256,149
Charles Schwab Corp. (The)
3.23%, 09/01/22[c]	262	269,000
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,048	1,179,497
Ford Motor Credit Co. LLC
4.25%, 02/03/17	1,000	1,064,247
7.00%, 04/15/15	750	835,842
8.13%, 01/15/20	750	951,341
Franklin Resources Inc.
2.80%, 09/15/22	250	255,207
General Electric Capital Corp.
1.63%, 07/02/15	200	202,909
2.95%, 05/09/16[a]	450	475,454
4.65%, 10/17/21	400	454,165
5.00%, 01/08/16	640	708,396
5.30%, 02/11/21	700	807,483
5.63%, 09/15/17	1,000	1,181,584
5.63%, 05/01/18	762	906,836
5.90%, 05/13/14	450	483,684
6.00%, 08/07/19	762	932,644
HSBC Finance Corp.
5.50%, 01/19/16	350	384,622
6.68%, 01/15/21	569	672,464
Jefferies Group Inc.
8.50%, 07/15/19	262	306,540
John Deere Capital Corp.
0.88%, 04/17/15	100	100,593
1.85%, 09/15/16	600	620,869
3.15%, 10/15/21	200	215,940
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	1,185	1,256,724
6.05%, 05/16/16	600	655,269
Series C
5.00%, 01/15/15	235	250,466
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22 (Call 11/15/21)[a]	250	262,860
Nomura Holdings Inc.
6.70%, 03/04/20	225	263,576
ORIX Corp.
5.00%, 01/12/16	250	267,722
PACCAR Financial Corp.
1.55%, 09/29/14	200	203,257
SLM Corp.
6.25%, 01/25/16	500	538,750
7.25%, 01/25/22	100	110,000
Series A
5.38%, 05/15/14	637	668,850
Swedish Export Credit Corp.
1.75%, 05/30/17[a]	500	515,523
Toyota Motor Credit Corp.
1.25%, 11/17/14	200	202,523
1.38%, 08/12/13	400	402,594
1.75%, 05/22/17	500	512,744
3.40%, 09/15/21	200	217,778

		23,315,066

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ELECTRIC — 1.74%
Ameren Illinois Co.
2.70%, 09/01/22	$250	$255,648
American Electric Power Co. Inc.
2.95%, 12/15/22	250	250,907
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	247,676
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,471	1,800,828
Constellation Energy Group Inc.
4.55%, 06/15/15	556	598,762
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	208,947
Detroit Edison Co. (The)
3.45%, 10/01/20 (Call 07/01/20)	150	165,145
Dominion Resources Inc.
Series C
5.15%, 07/15/15	640	710,621
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	150	160,161
5.05%, 09/15/19	262	309,603
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	221,523
Edison International
3.75%, 09/15/17	200	216,247
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	200	220,087
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	108,346
Entergy Louisiana LLC
1.88%, 12/15/14	100	102,268
Exelon Corp.
4.90%, 06/15/15	440	481,477
Exelon Generation Co. LLC
5.35%, 01/15/14	590	619,571
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300	323,616
FPL Group Capital Inc.
6.00%, 03/01/19[a]	256	302,531
Georgia Power Co.
0.75%, 08/10/15	500	501,287
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	55,555
5.29%, 06/15/22 (Call 03/15/22)[e]	300	343,917
Integrys Energy Group Inc.
4.17%, 11/01/20	50	52,979
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	54,765
LG&E and KU Energy LLC
2.13%, 11/15/15	100	102,170
3.75%, 11/15/20[a]	100	105,070
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300	362,307
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	300	329,442
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	100	103,499
2.15%, 08/15/22 (Call 02/15/22)	500	498,418

Security	Principal (000s)	Value

NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$250	$251,910
Oncor Electric Delivery Co.
6.38%, 01/15/15	268	295,046
Pacific Gas & Electric Co.
4.80%, 03/01/14	897	942,081
Portland General Electric Co.
6.10%, 04/15/19	100	122,348
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	159,441
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	200	216,401
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	150	158,600
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	600	613,930
4.40%, 01/15/21 (Call 10/15/20)	300	335,096
PSEG Power LLC
2.50%, 04/15/13	200	201,460
2.75%, 09/15/16	100	103,226
4.15%, 09/15/21 (Call 06/15/21)	150	162,227
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	112,710
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	214,943
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	52,001
4.75%, 05/15/21 (Call 02/15/21)	150	163,411
Scottish Power Ltd.
5.38%, 03/15/15	65	68,946
Southern Co. (The)
2.38%, 09/15/15	100	104,269
Southern Power Co.
Series D
4.88%, 07/15/15	307	333,595
Southwestern Electric Power Co.
6.45%, 01/15/19[a]	262	318,609
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	256,220
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	500	491,790
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[a]	300	330,771
UIL Holdings Corp.
4.63%, 10/01/20	100	107,589
Union Electric Co.
6.70%, 02/01/19	262	332,958
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	106,365
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	210,974

		16,580,290
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
4.88%, 10/15/19[a]	300	355,371
5.25%, 10/15/18	405	485,926

		841,297

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ELECTRONICS — 0.24%
Agilent Technologies Inc.
5.00%, 07/15/20	$100	$115,315
6.50%, 11/01/17	225	272,608
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	50	52,456
Avnet Inc.
4.88%, 12/01/22	250	256,306
Honeywell International Inc.
5.30%, 03/01/18	262	316,288
Koninklijke Philips Electronics NV
3.75%, 03/15/22	300	329,652
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,576
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	600	631,958
3.60%, 08/15/21 (Call 05/15/21)	200	214,551
4.50%, 03/01/21	50	56,781

		2,300,491
ENGINEERING & CONSTRUCTION — 0.02%
Fluor Corp.
3.38%, 09/15/21	200	214,577

		214,577
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	100	119,910

		119,910
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
5.00%, 03/01/20	400	458,550
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	400	450,875

		909,425
FOOD — 0.70%
Campbell Soup Co.
3.05%, 07/15/17	200	216,457
ConAgra Foods Inc.
3.25%, 09/15/22	250	250,869
Delhaize Group SA
4.13%, 04/10/19[a]	250	255,499
General Mills Inc.
1.55%, 05/16/14	200	202,602
5.70%, 02/15/17	200	236,675
H.J. Heinz Co.
3.13%, 09/12/21 (Call 06/12/21)	250	262,762
Hershey Co. (The)
1.50%, 11/01/16	200	204,889
4.13%, 12/01/20	50	56,798
Ingredion Inc.
4.63%, 11/01/20[a]	50	56,031
Kellogg Co.
1.88%, 11/17/16	150	154,707
3.13%, 05/17/22	250	261,844
4.45%, 05/30/16	300	334,783
Kraft Foods Group Inc.
3.50%, 06/06/22[c]	250	266,509
Kraft Foods Inc.

Security	Principal (000s)	Value

4.13%, 02/09/16	$500	$548,355
6.13%, 02/01/18	1,004	1,237,159
Kroger Co. (The)
2.20%, 01/15/17	300	307,588
3.90%, 10/01/15	300	324,475
McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	200	220,431
Safeway Inc.
3.95%, 08/15/20[a]	200	198,574
Sysco Corp.
2.60%, 06/12/22	250	256,213
Unilever Capital Corp.
0.85%, 08/02/17	500	494,464
4.25%, 02/10/21	250	289,681

		6,637,365
FOREST PRODUCTS & PAPER — 0.18%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	500	530,995
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	204,480
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	600	680,009
7.95%, 06/15/18	262	338,350

		1,753,834
GAS — 0.05%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	217,571
Sempra Energy
2.00%, 03/15/14	100	101,597
6.50%, 06/01/16	112	130,759

		449,927
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	300	312,098

		312,098
HEALTH CARE — PRODUCTS — 0.33%
Baxter International Inc.
2.40%, 08/15/22	500	503,973
4.25%, 03/15/20[a]	200	228,075
Becton, Dickinson and Co.
3.13%, 11/08/21	200	215,641
3.25%, 11/12/20	100	108,316
Boston Scientific Corp.
4.50%, 01/15/15	700	745,614
Covidien International Finance SA
6.00%, 10/15/17	450	542,117
Medtronic Inc.
3.00%, 03/15/15	200	210,457
4.13%, 03/15/21 (Call 12/15/20)	200	227,310

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

St. Jude Medical Inc.
2.50%, 01/15/16	$100	$103,772
Stryker Corp.
2.00%, 09/30/16	100	103,504
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	209,538

		3,198,317
HEALTH CARE — SERVICES — 0.30%
Aetna Inc.
3.95%, 09/01/20	100	110,467
4.13%, 06/01/21 (Call 03/01/21)[a]	300	334,774
Cigna Corp.
2.75%, 11/15/16	100	105,320
4.38%, 12/15/20 (Call 09/15/20)	100	111,969
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	50	58,900
Humana Inc.
6.45%, 06/01/16	200	228,383
Laboratory Corp. of America Holdings
2.20%, 08/23/17	300	307,971
Quest Diagnostics Inc.
4.70%, 04/01/21	150	168,580
UnitedHealth Group Inc.
4.70%, 02/15/21 (Call 11/15/20)	200	233,941
4.88%, 03/15/15	268	293,210
6.00%, 06/15/17	250	300,843
WellPoint Inc.
3.30%, 01/15/23	200	204,152
4.35%, 08/15/20	100	110,980
5.25%, 01/15/16	300	335,025

		2,904,515
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.85%, 06/15/21[a]	250	269,781

		269,781
HOUSEHOLD PRODUCTS & WARES — 0.07%
Clorox Co. (The)
3.80%, 11/15/21	200	218,095
Kimberly-Clark Corp.
6.13%, 08/01/17	256	317,205
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	107,689

		642,989
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.00%, 06/15/15	500	507,791

		507,791
INSURANCE — 1.18%
Aflac Inc.
3.45%, 08/15/15[a]	100	106,458
4.00%, 02/15/22	200	218,367

Security	Principal (000s)	Value

Allstate Corp. (The)
5.00%, 08/15/14	$336	$359,248
American International Group Inc.
3.65%, 01/15/14	250	257,225
4.88%, 06/01/22	200	224,505
5.60%, 10/18/16	673	763,989
6.40%, 12/15/20	500	612,297
Aon Corp.
3.13%, 05/27/16	100	105,630
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	904	984,424
5.40%, 05/15/18[a]	450	543,860
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	517,604
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	250	267,500
CNA Financial Corp.
5.88%, 08/15/20	75	88,444
Fidelity National Financial Inc.
5.50%, 09/01/22	200	220,477
Genworth Financial Inc.
5.75%, 06/15/14[a]	526	549,670
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	284,613
5.38%, 03/15/17	250	283,583
Lincoln National Corp.
8.75%, 07/01/19	300	396,904
Markel Corp.
5.35%, 06/01/21	200	220,689
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	350	393,817
MetLife Inc.
4.75%, 02/08/21	200	232,189
5.00%, 06/15/15	640	706,172
Principal Life Income Fundings Trust
5.30%, 12/14/12	476	476,589
Progressive Corp. (The)
3.75%, 08/23/21[a]	100	109,843
Prudential Financial Inc.
3.00%, 05/12/16	150	158,497
4.50%, 11/16/21	300	335,668
Series B
5.10%, 09/20/14	673	722,141
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	220,225
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	308,244
Willis Group Holdings PLC
5.75%, 03/15/21	100	114,298
WR Berkley Corp.
4.63%, 03/15/22	200	214,291
XLIT Ltd.
5.75%, 10/01/21	200	233,797

		11,231,258
INTERNET — 0.11%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	149,895
eBay Inc.
1.35%, 07/15/17[a]	100	101,196
3.25%, 10/15/20 (Call 07/15/20)[a]	100	108,003

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Google Inc.
2.13%, 05/19/16	$200	$208,946
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	515,888

		1,083,928
IRON & STEEL — 0.02%
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	200	195,530

		195,530
LODGING — 0.07%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	300	308,053
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,521
4.25%, 03/01/22 (Call 12/01/21)	100	103,340
5.75%, 02/01/18	200	224,466

		686,380
MACHINERY — 0.27%
Caterpillar Inc.
3.90%, 05/27/21	700	785,465
5.70%, 08/15/16	943	1,107,063
Deere & Co.
4.38%, 10/16/19	300	350,628
Joy Global Inc.
5.13%, 10/15/21	50	55,114
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	251,429

		2,549,699
MANUFACTURING — 0.40%
3M Co.
Series E
4.38%, 08/15/13	500	514,649
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	251,904
Danaher Corp.
2.30%, 06/23/16	50	52,208
3.90%, 06/23/21 (Call 03/23/21)	150	170,576
General Electric Co.
2.70%, 10/09/22	250	254,604
5.00%, 02/01/13	1,047	1,054,544

Security	Principal (000s)	Value

Harsco Corp.
2.70%, 10/15/15	$100	$100,900
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	225	243,510
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	304,632
Pentair Finance SA
2.65%, 12/01/19[c]	250	248,692
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	56,884
Textron Inc.
4.63%, 09/21/16	100	108,751
Turlock Corp.
2.75%, 11/02/22[c]	250	252,650
Tyco Electronics Group SA
6.55%, 10/01/17	200	240,554

		3,855,058
MEDIA — 1.21%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	259,186
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247	252,389
Comcast Corp.
3.13%, 07/15/22	500	520,997
6.50%, 01/15/17	750	907,243
COX Communications Inc.
5.45%, 12/15/14	600	658,211
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	600	635,682
3.55%, 03/15/15	450	473,556
5.00%, 03/01/21	200	221,962
Discovery Communications LLC
3.70%, 06/01/15	600	641,080
NBCUniversal Media LLC
2.88%, 04/01/16	300	317,239
5.15%, 04/30/20	600	708,852
News America Inc.
5.30%, 12/15/14	556	606,829
Thomson Reuters Corp.
6.50%, 07/15/18	300	375,726
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	217,566
5.85%, 05/01/17	336	398,804
6.20%, 07/01/13	100	103,164
6.75%, 07/01/18	450	564,713
7.50%, 04/01/14	476	518,192
Time Warner Inc.
3.15%, 07/15/15	100	106,023
4.88%, 03/15/20	750	875,719
Viacom Inc.
1.25%, 02/27/15	400	402,888
3.13%, 06/15/22 (Call 03/15/22)[a]	500	513,181
3.50%, 04/01/17[a]	150	163,106
Walt Disney Co. (The)
1.13%, 02/15/17	500	502,282
1.35%, 08/16/16	300	304,760
2.55%, 02/15/22[a]	250	256,034

		11,505,384

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MINING — 0.70%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	$400	$420,433
5.55%, 02/01/17[a]	418	464,392
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	200	202,011
Barrick Gold Corp.
2.90%, 05/30/16	200	210,458
3.85%, 04/01/22	200	212,437
6.95%, 04/01/19	225	282,132
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200	205,132
3.25%, 11/21/21	450	485,313
4.80%, 04/15/13	647	657,372
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	50	50,409
3.55%, 03/01/22 (Call 12/01/21)	300	305,141
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	200	206,604
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	100	103,839
3.75%, 09/20/21	50	54,055
6.50%, 07/15/18	450	565,784
8.95%, 05/01/14	510	568,413
9.00%, 05/01/19	225	309,463
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	500	505,399
Teck Resources Ltd.
3.00%, 03/01/19	200	203,049
3.85%, 08/15/17	50	53,636
Vale Overseas Ltd.
4.38%, 01/11/22	200	211,497
6.25%, 01/11/16	336	378,165

		6,655,134
MULTI-NATIONAL — 1.91%
African Development Bank
1.13%, 03/15/17	750	766,184
Corporacion Andina de Fomento
4.38%, 06/15/22	300	325,745
Council of Europe Development Bank
1.50%, 02/22/17	250	256,564
European Bank for Reconstruction and Development
1.00%, 02/16/17	750	762,376
Series G
2.75%, 04/20/15	300	316,749
European Investment Bank
1.00%, 07/15/15	1,000	1,013,623
1.25%, 02/14/14	1,200	1,213,219
1.25%, 10/14/16	750	766,381
2.13%, 07/15/16	900	946,340
2.75%, 03/23/15	600	631,075
4.00%, 02/16/21	1,700	2,001,857
4.63%, 05/15/14	3,641	3,858,221
International Bank for Reconstruction and Development
0.50%, 11/26/13	1,500	1,503,695
1.00%, 09/15/16	1,200	1,222,183
2.38%, 05/26/15	750	786,722
International Finance Corp.
1.00%, 04/24/17	400	406,548
2.25%, 04/11/16	500	529,789
2.75%, 04/20/15	500	528,160

Security	Principal (000s)	Value

Nordic Investment Bank
5.00%, 02/01/17	$307	$362,061

		18,197,492
OFFICE & BUSINESS EQUIPMENT — 0.14%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	256	267,973
Xerox Corp.
4.25%, 02/15/15	200	210,219
4.50%, 05/15/21[a]	650	682,249
5.63%, 12/15/19	150	169,154

		1,329,595
OIL & GAS — 1.70%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306	353,958
6.38%, 09/15/17	500	602,862
Apache Corp.
5.25%, 04/15/13	336	341,575
BP Capital Markets PLC
1.85%, 05/05/17	250	255,704
3.13%, 10/01/15	200	212,575
3.20%, 03/11/16	850	908,330
3.56%, 11/01/21	100	108,532
3.88%, 03/10/15	150	160,295
4.74%, 03/11/21	200	234,346
4.75%, 03/10/19	150	175,095
5.25%, 11/07/13	276	288,186
Canadian Natural Resources Ltd.
5.90%, 02/01/18[a]	500	603,608
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	256,264
4.50%, 09/15/14	200	212,628
Chevron Corp.
2.36%, 12/05/22	250	252,833
3.95%, 03/03/14	358	373,197
ConocoPhillips
4.75%, 02/01/14	240	251,410
5.75%, 02/01/19	300	371,672
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	332,419
Encana Corp.
5.90%, 12/01/17	350	415,672
Ensco PLC
4.70%, 03/15/21	300	340,753
EOG Resources Inc.
2.95%, 06/01/15	300	314,992
Husky Energy Inc.
7.25%, 12/15/19	300	390,593
Marathon Oil Corp.
6.00%, 10/01/17	194	233,407
Marathon Petroleum Corp.
3.50%, 03/01/16	50	53,285
5.13%, 03/01/21	450	526,289

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Nabors Industries Inc.
5.00%, 09/15/20	$300	$329,189
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	200	218,337
Noble Holding International Ltd.
4.63%, 03/01/21	200	223,465
Occidental Petroleum Corp.
1.75%, 02/15/17	150	154,848
2.50%, 02/01/16[a]	300	317,815
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	300	339,975
Phillips 66
2.95%, 05/01/17[c]	200	213,285
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	263,126
Rowan Companies Inc.
5.00%, 09/01/17	100	111,537
Shell International Finance BV
4.00%, 03/21/14	600	626,550
4.30%, 09/22/19	526	609,969
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[c]	200	213,397
Statoil ASA
5.25%, 04/15/19	450	542,221
Suncor Energy Inc.
6.10%, 06/01/18	450	548,424
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	107,306
Total Capital
2.30%, 03/15/16	200	209,027
4.13%, 01/28/21[a]	250	284,794
Total Capital International SA
1.55%, 06/28/17	500	508,577
2.88%, 02/17/22	250	261,486
Transocean Inc.
5.05%, 12/15/16	450	500,889
6.00%, 03/15/18	173	201,754
Valero Energy Corp.
6.13%, 02/01/20	450	547,899
XTO Energy Inc.
5.50%, 06/15/18	250	306,480

		16,210,830
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	150	161,354
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	150	169,074
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	200	216,426
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	253,574
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	500	510,965
6.35%, 06/15/17	268	305,660

		1,617,053

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.01%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$50	$53,856
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,081

		69,937
PHARMACEUTICALS — 1.03%
Abbott Laboratories
5.13%, 04/01/19	300	363,286
AbbVie Inc.
1.75%, 11/06/17[c]	500	508,217
Allergan Inc.
3.38%, 09/15/20	250	270,768
AmerisourceBergen Corp.
5.88%, 09/15/15	254	287,793
Bristol-Myers Squibb Co.
5.45%, 05/01/18	200	240,790
Cardinal Health Inc.
3.20%, 06/15/22	200	207,369
Express Scripts Holding Co.
3.13%, 05/15/16	250	264,811
3.50%, 11/15/16[c]	200	214,796
4.75%, 11/15/21[c]	200	228,861
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	558	683,987
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	250	260,781
Johnson & Johnson
3.55%, 05/15/21	200	225,531
5.55%, 08/15/17	305	370,764
McKesson Corp.
2.70%, 12/15/22	425	429,932
5.70%, 03/01/17[a]	336	399,785
Medco Health Solutions Inc.
7.13%, 03/15/18	492	617,543
Merck & Co. Inc.
4.00%, 06/30/15	315	342,186
Novartis Capital Corp.
2.90%, 04/24/15[a]	300	315,858
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262	314,383
Pfizer Inc.
6.20%, 03/15/19	429	543,435
Sanofi
1.20%, 09/30/14	100	101,270
2.63%, 03/29/16	500	527,134
4.00%, 03/29/21	200	227,939
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	600	737,912
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	209,892
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	150	152,138
Wyeth LLC
5.50%, 02/01/14	697	737,890

		9,785,051

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

PIPELINES — 0.76%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	$250	$246,518
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	50	51,932
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	475	540,399
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	213,440
Duke Capital LLC
6.25%, 02/15/13	590	596,225
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	300	323,236
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	200	218,662
5.95%, 02/01/15	315	346,021
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	707	768,517
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]	50	53,631
4.15%, 03/01/22	200	214,637
6.85%, 02/15/20	250	314,562
Magellan Midstream Partners LP
4.25%, 02/01/21	300	332,522
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	250	271,077
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)[a]	250	264,968
Plains All American Pipeline LP
3.95%, 09/15/15	300	324,508
8.75%, 05/01/19	300	407,153
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	106,318
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	53,420
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	503,940
6.50%, 08/15/18	450	569,377
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	252,933
5.25%, 03/15/20	225	260,980

		7,234,976
REAL ESTATE — 0.06%
ProLogis LP
4.50%, 08/15/17	400	430,432
6.88%, 03/15/20 (Call 12/16/19)	100	120,155

		550,587
REAL ESTATE INVESTMENT TRUSTS — 0.72%
American Tower Corp.
4.63%, 04/01/15	220	234,273
5.05%, 09/01/20	150	168,819
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[a]	50	53,825
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	421,894
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	54,190
4.13%, 05/15/21	600	659,104

Security	Principal (000s)	Value

CommonWealth REIT
5.88%, 09/15/20 (Call 03/15/20)	$300	$318,516
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	200	216,051
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	255,377
7.38%, 02/15/15	250	279,861
Entertainment Properties Trust
7.75%, 07/15/20	150	174,750
ERP Operating LP
5.13%, 03/15/16	336	373,633
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	900	954,770
6.70%, 01/30/18[a]	250	305,117
Health Care REIT Inc.
3.63%, 03/15/16	50	52,878
4.13%, 04/01/19 (Call 01/01/19)	300	325,017
4.95%, 01/15/21 (Call 10/15/20)	100	111,232
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	259,568
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	150	165,388
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	100	109,875
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	112,414
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	450	539,271
6.13%, 05/30/18	500	606,464
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	100	107,450
4.75%, 06/01/21 (Call 03/01/21)	50	55,305

		6,915,042
RETAIL — 0.78%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,000
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	550	584,685
Costco Wholesale Corp.
1.70%, 12/15/19	250	250,288
CVS Caremark Corp.
4.13%, 05/15/21 (Call 02/15/21)	250	284,711
5.75%, 06/01/17	205	245,604
Darden Restaurants Inc.
4.50%, 10/15/21	200	220,621
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	111,500
Home Depot Inc. (The)
5.40%, 03/01/16	590	675,581
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	53,366
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	750	766,964
3.80%, 11/15/21 (Call 08/15/21)	200	220,924

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	$200	$215,842
McDonald’s Corp.
5.35%, 03/01/18	473	574,087
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	200	224,446
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	100	111,178
Target Corp.
6.00%, 01/15/18	473	578,503
Wal-Mart Stores Inc.
3.25%, 10/25/20	750	826,374
4.55%, 05/01/13[a]	970	986,533
Walgreen Co.
3.10%, 09/15/22	100	101,623
Yum! Brands Inc.
6.25%, 03/15/18	304	372,570

		7,456,400
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
4.63%, 04/19/16	100	105,638

		105,638
SEMICONDUCTORS — 0.11%
Applied Materials Inc.
2.65%, 06/15/16[a]	50	52,747
Broadcom Corp.
2.70%, 11/01/18	50	52,994
Intel Corp.
1.95%, 10/01/16	350	364,707
3.30%, 10/01/21	100	108,051
Texas Instruments Inc.
1.65%, 08/03/19	300	305,096
2.38%, 05/16/16	150	157,707

		1,041,302
SOFTWARE — 0.27%
BMC Software Inc.
4.25%, 02/15/22	50	49,405
Fiserv Inc.
3.13%, 06/15/16	25	26,250
4.75%, 06/15/21	200	220,517
Microsoft Corp.
2.50%, 02/08/16	650	685,452
2.95%, 06/01/14	350	363,056
Oracle Corp.
2.50%, 10/15/22	200	202,488
5.25%, 01/15/16	893	1,011,913

		2,559,081
TELECOMMUNICATIONS — 1.49%
America Movil SAB de CV
2.38%, 09/08/16	200	208,530
5.00%, 03/30/20	575	674,591
AT&T Inc.
2.40%, 08/15/16	950	995,996
2.50%, 08/15/15	400	417,577
3.00%, 02/15/22	750	786,451
5.50%, 02/01/18	800	957,892

Security	Principal (000s)	Value

British Telecommunications PLC
5.95%, 01/15/18	$150	$180,214
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526	727,271
CenturyLink Inc.
5.80%, 03/15/22	450	476,178
Cisco Systems Inc.
5.50%, 02/22/16	1,197	1,374,348
Corning Inc.
4.25%, 08/15/20	50	55,512
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	358,476
Embarq Corp.
7.08%, 06/01/16	450	527,536
France Telecom SA
4.38%, 07/08/14	600	632,093
Harris Corp.
4.40%, 12/15/20	150	163,134
Juniper Networks Inc.
4.60%, 03/15/21	200	214,096
Rogers Wireless Inc.
6.38%, 03/01/14	336	358,800
Telecom Italia Capital SA
4.95%, 09/30/14	526	545,725
Telefonica Emisiones SAU
3.73%, 04/27/15	450	457,313
5.46%, 02/16/21	450	457,875
Verizon Communications Inc.
1.25%, 11/03/14	300	303,709
3.50%, 11/01/21	300	331,213
5.50%, 02/15/18	450	543,215
5.55%, 02/15/16	997	1,139,272
Vodafone Group PLC
5.63%, 02/27/17	500	590,168
5.75%, 03/15/16	640	734,875

		14,212,060
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	156,025

		156,025
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	50	52,023

		52,023
TRANSPORTATION — 0.36%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	450	470,969
4.70%, 10/01/19	250	290,169
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	250	252,051
2.85%, 12/15/21 (Call 09/15/21)	100	105,514
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	270,120
4.25%, 06/01/21 (Call 03/01/21)	50	55,864

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Norfolk Southern Corp.
7.70%, 05/15/17	$445	$563,173
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)[a]	250	253,398
3.50%, 06/01/17	100	106,142
3.60%, 03/01/16	100	105,125
Union Pacific Corp.
5.75%, 11/15/17[a]	315	380,986
United Parcel Service Inc.
3.13%, 01/15/21	250	268,886
5.13%, 04/01/19	282	338,667

		3,461,064
TRUCKING & LEASING — 0.02%
GATX Corp.
4.85%, 06/01/21	200	210,118

		210,118

TOTAL CORPORATE BONDS & NOTES
(Cost: $274,094,058)		294,294,853

FOREIGN AGENCY OBLIGATIONS[f] — 2.08%

BRAZIL — 0.27%
Petrobras International Finance Co.
3.88%, 01/27/16[a]	1,200	1,271,710
5.38%, 01/27/21	350	393,342
5.88%, 03/01/18	500	572,880
7.88%, 03/15/19	262	328,910

		2,566,842
CANADA — 0.74%
British Columbia (Province of)
1.20%, 04/25/17[a]	750	766,786
Hydro-Quebec
2.00%, 06/30/16	500	522,800
Manitoba (Province of)
1.30%, 04/03/17	250	255,709
Nova Scotia (Province of)
2.38%, 07/21/15	300	314,633
Ontario (Province of)
1.60%, 09/21/16	1,800	1,860,746
2.30%, 05/10/16	100	105,533
2.95%, 02/05/15	875	921,822
4.10%, 06/16/14	600	634,104
4.40%, 04/14/20[a]	250	297,249
Quebec (Province of)
5.00%, 03/01/16	1,247	1,423,471

		7,102,853
JAPAN — 0.01%
Japan Finance Corp.
2.50%, 05/18/16	100	106,416

		106,416

Security	Principal (000s)	Value

MEXICO — 0.15%
Pemex Project Funding Master Trust
5.75%, 03/01/18	$500	$586,250
Petroleos Mexicanos
4.88%, 01/24/22	500	565,000
5.50%, 01/21/21	250	293,125

		1,444,375
SOUTH KOREA — 0.33%
Export-Import Bank of Korea (The)
3.75%, 10/20/16	250	269,545
5.00%, 04/11/22[a]	1,000	1,176,611
8.13%, 01/21/14	550	593,256
Korea Development Bank
3.50%, 08/22/17	1,000	1,073,656

		3,113,068
SUPRANATIONAL — 0.58%
Asian Development Bank
2.50%, 03/15/16	750	799,510
2.63%, 02/09/15	1,150	1,206,549
2.75%, 05/21/14	526	544,456
Inter-American Development Bank
1.13%, 03/15/17	900	919,805
3.00%, 04/22/14	600	622,020
5.13%, 09/13/16	1,247	1,459,580

		5,551,920

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $19,019,367)		19,885,474

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.17%

BRAZIL — 0.20%
Brazil (Federative Republic of)
4.88%, 01/22/21[a]	550	664,125
6.00%, 01/17/17	450	535,500
8.00%, 01/15/18	652	764,209

		1,963,834
CANADA — 0.06%
Canada (Government of)
2.38%, 09/10/14	526	545,593

		545,593
COLOMBIA — 0.09%
Colombia (Republic of)
4.38%, 07/12/21	200	232,500
7.38%, 03/18/19	250	330,375
8.25%, 12/22/14	250	290,000

		852,875

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ISRAEL — 0.03%
Israel (State of)
5.13%, 03/26/19	$262	$304,575

		304,575
ITALY — 0.16%
Italy (Republic of)
4.50%, 01/21/15	1,500	1,568,354

		1,568,354
JAPAN — 0.04%
Japan (Government of)
1.13%, 07/19/17	400	404,909

		404,909
MEXICO — 0.22%
United Mexican States
3.63%, 03/15/22[a]	1,540	1,695,540
5.95%, 03/19/19	300	369,750

		2,065,290
PANAMA — 0.06%
Panama (Republic of)
7.25%, 03/15/15	500	567,500

		567,500
PERU — 0.06%
Peru (Republic of)
7.13%, 03/30/19	415	548,422

		548,422
POLAND — 0.13%
Poland (Republic of)
5.13%, 04/21/21	750	889,725
6.38%, 07/15/19	262	327,238

		1,216,963
SOUTH AFRICA — 0.08%
South Africa (Republic of)
5.50%, 03/09/20	400	475,080
6.88%, 05/27/19	262	331,875

		806,955
SOUTH KOREA — 0.04%
Korea (Republic of)
7.13%, 04/16/19	262	345,148

		345,148

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $10,461,658)		11,190,418

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.10%

CALIFORNIA — 0.04%
State of California GO BAB
7.55%, 04/01/39	$250	$361,125

		361,125
ILLINOIS — 0.06%
State of Illinois GO
4.07%, 01/01/14	20	20,645
4.42%, 01/01/15	500	529,790

		550,435

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $795,347)		911,560

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 64.66%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.03%
Federal Home Loan Banks
3.63%, 10/18/13	3,685	3,794,286
5.00%, 11/17/17	9,935	11,998,863
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19	2,750	2,759,188
2.00%, 08/25/16	3,145	3,314,923
2.38%, 01/13/22	1,700	1,793,618
2.50%, 05/27/16[a]	2,465	2,635,570
3.75%, 03/27/19	1,735	2,019,787
4.50%, 01/15/14	5,505	5,766,299
4.88%, 11/15/13	8,000	8,353,761
Federal National Mortgage Association
0.38%, 12/21/15	3,000	2,995,763
1.25%, 09/28/16	2,065	2,119,908
2.75%, 03/13/14[a]	10,212	10,535,128
5.00%, 04/15/15	16,682	18,513,749

		76,600,843
U.S. GOVERNMENT OBLIGATIONS — 56.63%
U.S. Treasury Notes
0.25%, 03/31/14	5,700	5,701,653
0.25%, 02/15/15[a]	1,500	1,499,025
0.38%, 03/15/15	22,400	22,447,264
0.63%, 11/30/17	7,000	7,003,850
0.75%, 12/15/13	5,460	5,490,303
0.75%, 06/30/17	2,000	2,018,160
0.75%, 10/31/17[a]	13,600	13,696,017
0.88%, 01/31/17	6,780	6,887,328
0.88%, 02/28/17	6,000	6,095,700
0.88%, 04/30/17	3,000	3,045,630
1.00%, 01/15/14	8,359	8,431,807
1.00%, 08/31/16	5,000	5,106,100
1.00%, 09/30/16	2,080	2,124,533
1.00%, 03/31/17	28,900	29,499,672
1.25%, 02/15/14	15,000	15,183,599
1.25%, 03/15/14	3,555	3,601,073
1.25%, 04/15/14[a]	13,018	13,197,909
1.38%, 09/30/18	7,840	8,098,720

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

November 30, 2012

Security	Principal (000s)	Value

1.50%, 03/31/19[a]	$4,630	$4,802,606
1.63%, 08/15/22[a]	8,640	8,684,409
1.75%, 05/31/16	9,300	9,737,100
1.88%, 06/30/15	14,029	14,596,473
1.88%, 08/31/17[a]	6,347	6,732,771
1.88%, 09/30/17	9,751	10,344,056
2.00%, 04/30/16[a]	6,677	7,043,834
2.00%, 02/15/22[a]	16,050	16,784,126
2.13%, 05/31/15	8,217	8,589,559
2.13%, 08/15/21	3,030	3,217,951
2.25%, 01/31/15	29,287	30,529,941
2.38%, 07/31/17[a]	6,818	7,384,303
2.50%, 03/31/15[a]	8,575	9,016,528
2.50%, 04/30/15[a]	8,045	8,471,868
2.63%, 07/31/14	10,000	10,394,400
2.63%, 11/15/20[a]	10,284	11,386,752
2.75%, 02/28/18[a]	5,409	5,989,819
2.88%, 03/31/18[a]	1,552	1,729,983
3.13%, 04/30/17[a]	5,871	6,535,010
3.38%, 11/15/19	25,520	29,594,267
3.50%, 05/15/20	371	434,767
3.63%, 08/15/19[a]	12,339	14,489,687
3.63%, 02/15/20[a]	10,115	11,921,640
3.63%, 02/15/21[a]	8,584	10,174,958
4.63%, 11/15/16	2,370	2,756,097
4.75%, 05/15/14[a]	56,830	60,539,290
4.88%, 08/15/16[a]	45,352	52,751,630
7.25%, 05/15/16[a]	8,825	10,896,756
8.50%, 02/15/20	3,520	5,352,054

		540,010,978

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $593,021,772)		616,611,821

Security	Shares	Value

SHORT-TERM INVESTMENTS — 30.08%

MONEY MARKET FUNDS — 30.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,g,h]	258,154,151	$258,154,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,g,h]	22,992,372	22,992,372

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,g]	5,691,166	$5,691,166

		286,837,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $286,837,689)		286,837,689

TOTAL INVESTMENTS IN SECURITIES — 128.95%
(Cost: $1,184,229,891)		1,229,731,815
Other Assets, Less Liabilities — (28.95)%		(276,082,376)

NET ASSETS — 100.00%		$953,649,439

BAB  —  Build America Bond

GO  —  General Obligation

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
f	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

120

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.36%

MORTGAGE-BACKED SECURITIES — 99.36%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/27[a]	$47,000	$49,026,875
2.66%, 01/01/42[b]	14,077	14,788,770
2.96%, 09/01/41[b]	10,261	10,781,707
2.98%, 05/01/42[b]	3,621	3,806,189
3.00%, 01/01/27	16,214	16,976,210
3.00%, 03/01/27	13,643	14,299,092
3.00%, 05/01/27	23,757	24,900,232
3.00%, 06/01/27	30,914	32,401,268
3.00%, 09/01/27	3,286	3,444,147
3.00%, 12/01/27[a]	13,172	13,789,165
3.00%, 12/01/42[a]	46,000	48,228,125
3.00%, 11/01/40[b]	7,608	7,963,237
3.16%, 11/01/40[b]	4,467	4,689,248
3.26%, 08/01/41[b]	1,716	1,805,477
3.33%, 07/01/41[b]	738	780,770
3.35%, 11/01/40[b]	5,755	6,079,055
3.44%, 11/01/41[b]	15,310	16,199,634
3.50%, 11/01/25	17,728	18,653,488
3.50%, 03/01/26	9,912	10,441,594
3.50%, 06/01/26	4,591	4,836,664
3.50%, 08/01/26	4,592	4,837,258
3.50%, 12/01/27[a]	91,519	97,213,622
3.50%, 03/01/32	18,025	19,260,198
3.50%, 08/01/32	17,755	18,971,460
3.50%, 06/01/42	33,886	36,055,230
3.50%, 10/01/42	37,908	40,334,970
3.50%, 11/01/42	12,000	12,768,179
4.00%, 05/01/25	12,984	13,776,504
4.00%, 10/01/25	9,713	10,305,723
4.00%, 02/01/26	8,184	8,699,094
4.00%, 05/01/26	13,727	14,590,685
4.00%, 12/01/27[a]	31,664	33,578,683
4.00%, 01/01/41	29,959	31,948,910
4.00%, 02/01/41	17,456	18,615,396
4.00%, 03/01/41	11,826	12,612,005
4.00%, 09/01/41	20,294	21,641,404
4.00%, 11/01/41	7,281	7,764,705
4.00%, 12/01/41	4,306	4,592,076
4.00%, 01/01/42	12,453	13,279,781
4.00%, 02/01/42	28,883	30,968,160
4.00%, 03/01/42	13,389	14,355,313
4.00%, 06/01/42	16,516	17,708,076
4.00%, 12/01/42[a]	50,233	53,553,087
4.10%, 12/01/38[b]	5,421	5,806,634
4.50%, 04/01/22	6,372	6,810,745
4.50%, 05/01/23	9,872	10,541,439
4.50%, 07/01/24	5,043	5,391,536
4.50%, 08/01/24	1,702	1,819,545
4.50%, 09/01/24	2,910	3,111,509
4.50%, 10/01/24	4,314	4,612,423
4.50%, 12/01/27[a]	16,164	17,191,929
4.50%, 08/01/30	10,697	11,516,108
4.50%, 03/01/39	28,592	30,547,430
4.50%, 05/01/39	29,195	31,191,040

Security	Principal (000s)	Value

4.50%, 06/01/39	$17,088	$18,256,309
4.50%, 09/01/39	3,300	3,524,950
4.50%, 10/01/39	62,256	66,512,123
4.50%, 11/01/39	2,909	3,107,534
4.50%, 12/01/39	7,584	8,102,063
4.50%, 01/01/40	3,348	3,580,129
4.50%, 08/01/40	10,647	11,396,956
4.50%, 11/01/40	22,810	24,417,290
4.50%, 02/01/41	22,456	24,078,796
4.50%, 05/01/41	19,597	20,977,959
4.50%, 08/01/41	7,210	7,731,213
4.50%, 12/01/42[a]	53,200	56,940,625
5.00%, 11/01/18	3,173	3,443,654
5.00%, 08/01/19	4,938	5,358,927
5.00%, 12/01/24	9,639	10,466,547
5.00%, 08/01/25	6,837	7,419,201
5.00%, 06/01/26	9,136	9,912,796
5.00%, 12/01/27[a]	7,920	8,510,288
5.00%, 06/01/33	2,612	2,814,406
5.00%, 12/01/33	10,878	11,720,071
5.00%, 07/01/35	34,965	37,585,288
5.00%, 01/01/36	6,892	7,403,079
5.00%, 01/01/37	7,159	7,690,524
5.00%, 02/01/37	6,001	6,446,577
5.00%, 02/01/38	8,750	9,399,465
5.00%, 03/01/38	30,260	32,425,682
5.00%, 12/01/38	6,831	7,320,954
5.00%, 01/01/40	2,353	2,530,837
5.00%, 04/01/40	2,985	3,231,812
5.00%, 07/01/40	1,619	1,752,761
5.00%, 08/01/40	20,482	22,178,553
5.00%, 09/01/40	11,139	12,061,871
5.00%, 08/01/41	14,370	15,584,472
5.00%, 12/01/42[a]	45,800	49,141,969
5.17%, 12/01/33[b]	394	424,206
5.50%, 10/01/23	14,724	15,959,117
5.50%, 12/01/27[a]	1,296	1,385,505
5.50%, 02/01/34	8,420	9,136,964
5.50%, 01/01/35	12,552	13,603,103
5.50%, 02/01/35	4,493	4,869,088
5.50%, 05/01/35	7,277	7,867,048
5.50%, 06/01/35	19,659	21,253,307
5.50%, 05/01/36	6,829	7,348,152
5.50%, 07/01/36	13,544	14,573,876
5.50%, 04/01/38	14,529	15,636,199
5.50%, 05/01/38	5,736	6,172,506
5.50%, 01/01/39	18,419	19,961,436
5.50%, 09/01/39	8,653	9,432,564
5.50%, 11/01/39	20,233	21,773,090
5.50%, 12/01/42[a]	34,475	37,168,359
6.00%, 09/01/36	6,090	6,615,807
6.00%, 10/01/36	4,186	4,616,756
6.00%, 02/01/37	4,578	4,973,047
6.00%, 11/01/37	21,486	23,342,710
6.00%, 09/01/38	19,763	21,468,227
6.00%, 12/01/42[a]	49,773	54,120,360
Federal National Mortgage Association
2.47%, 02/01/42[b]	14,245	14,911,675
2.50%, 12/01/27[a]	84,000	87,871,875
2.52%, 08/01/42[b]	19,689	20,644,450
2.77%, 08/01/41[b]	2,454	2,574,009
2.89%, 10/01/41[b]	11,678	12,285,097
3.00%, 01/01/27	22,182	23,391,229

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2012

Security	Principal (000s)	Value

3.00%, 06/01/27	$14,194	$14,983,217
3.00%, 07/01/27	10,311	10,884,182
3.00%, 12/01/27[a]	74,935	79,033,008
3.00%, 11/01/42	39,650	41,745,932
3.00%, 12/01/42[a]	65,350	68,760,453
3.31%, 09/01/41[b]	1,035	1,096,401
3.50%, 01/01/26	9,224	9,789,075
3.50%, 02/01/26	14,904	15,800,930
3.50%, 04/01/26	2,490	2,642,935
3.50%, 07/01/26	13,481	14,306,827
3.50%, 08/01/26	7,532	7,993,317
3.50%, 10/01/26	10,404	11,041,514
3.50%, 02/01/27	16,803	17,889,100
3.50%, 05/01/27	14,420	15,351,622
3.50%, 12/01/27[a]	33,794	35,842,761
3.50%, 01/01/32	9,789	10,446,770
3.50%, 02/01/32	13,474	14,379,534
3.50%, 06/01/32	3,612	3,859,551
3.50%, 08/01/32	7,193	7,685,422
3.50%, 09/01/40	4,618	4,925,071
3.50%, 11/01/40	5,569	5,939,342
3.50%, 12/01/40	3,708	3,954,509
3.50%, 03/01/41	14,806	15,791,151
3.50%, 12/01/41	12,582	13,419,148
3.50%, 01/01/42	4,819	5,139,612
3.50%, 03/01/42	55,276	59,016,428
3.50%, 06/01/42	39,471	42,141,683
3.50%, 10/01/42	65,039	69,440,336
3.50%, 12/01/42[a]	127,083	135,680,959
3.61%, 05/01/40[b]	16,156	17,111,937
4.00%, 03/01/24	9,029	9,645,051
4.00%, 10/01/25	19,733	21,093,897
4.00%, 11/01/25	10,112	10,802,074
4.00%, 03/01/26	5,487	5,876,509
4.00%, 06/01/26	29,576	31,672,930
4.00%, 09/01/26	11,990	12,840,535
4.00%, 12/01/27[a]	24,277	25,968,803
4.00%, 12/01/30	7,070	7,593,694
4.00%, 01/01/31	4,085	4,392,471
4.00%, 02/01/31	3,717	3,996,935
4.00%, 10/01/31	9,913	10,658,640
4.00%, 02/01/32	21,482	23,097,594
4.00%, 12/01/39	12,031	12,865,914
4.00%, 07/01/40	16,545	17,693,172
4.00%, 09/01/40	15,614	16,712,932
4.00%, 12/01/40	40,390	43,230,638
4.00%, 01/01/41	16,676	17,849,198
4.00%, 09/01/41	10,905	11,680,872
4.00%, 10/01/41	13,765	14,744,388
4.00%, 11/01/41	31,514	33,755,375
4.00%, 12/01/41	31,395	33,628,408
4.00%, 01/01/42	21,112	22,746,044
4.00%, 02/01/42	31,917	34,387,338
4.00%, 03/01/42	38,627	41,617,182
4.00%, 12/01/42[a]	127,789	136,913,933
4.50%, 09/01/18	5,259	5,653,489
4.50%, 04/01/19	3,010	3,235,947
4.50%, 11/01/22	6,361	6,836,205
4.50%, 06/01/23	1,871	2,013,703
4.50%, 03/01/24	1,909	2,052,057
4.50%, 10/01/24	7,360	7,910,418
4.50%, 02/01/25	8,333	8,987,152
4.50%, 04/01/25	9,176	9,896,633

Security	Principal (000s)	Value

4.50%, 06/01/25	$8,785	$9,474,960
4.50%, 12/01/27[a]	24,990	26,879,869
4.50%, 08/01/31	14,758	16,042,759
4.50%, 03/01/36	11,108	11,947,043
4.50%, 05/01/39	10,926	11,749,663
4.50%, 09/01/39	26,950	28,983,576
4.50%, 12/01/39	5,619	6,043,168
4.50%, 08/01/40	37,927	40,872,651
4.50%, 09/01/40	19,061	20,541,990
4.50%, 01/01/41	26,729	28,804,879
4.50%, 04/01/41	41,521	44,782,562
4.50%, 05/01/41	53,943	58,161,577
4.50%, 06/01/41	15,109	16,313,443
4.50%, 07/01/41	30,436	32,862,189
4.50%, 08/01/41	20,197	21,807,417
4.50%, 09/01/41	49,365	53,300,509
4.50%, 12/01/42[a]	67,580	72,828,009
4.76%, 04/01/38[b]	4,575	4,899,696
4.86%, 12/01/38[b]	5,355	5,748,798
5.00%, 08/01/20	7,381	7,990,707
5.00%, 07/01/23	10,400	11,276,016
5.00%, 12/01/23	5,781	6,262,164
5.00%, 12/01/27[a]	13,165	14,267,569
5.00%, 06/01/28	11,030	11,924,082
5.00%, 11/01/33	17,649	19,159,158
5.00%, 04/01/35	8,816	9,561,773
5.00%, 07/01/35	19,796	21,470,530
5.00%, 02/01/36	13,012	14,083,533
5.00%, 03/01/36	27,309	29,558,742
5.00%, 03/01/39	5,991	6,500,336
5.00%, 07/01/40	8,911	9,719,907
5.00%, 03/01/41	13,584	14,836,597
5.00%, 04/01/41	26,634	29,052,277
5.00%, 05/01/41	68,343	74,645,636
5.00%, 06/01/41	6,425	7,016,870
5.00%, 08/01/41	7,587	8,287,084
5.00%, 12/01/42[a]	84,575	91,671,371
5.50%, 12/01/19	7,206	7,783,009
5.50%, 01/01/24	9,327	10,096,596
5.50%, 12/01/27[a]	13,671	14,696,325
5.50%, 02/01/30	4,917	5,335,230
5.50%, 05/01/33	7,376	8,066,699
5.50%, 11/01/33	14,136	15,459,882
5.50%, 09/01/34	10,429	11,392,819
5.50%, 04/01/36	22,468	24,510,273
5.50%, 05/01/36	4,799	5,202,716
5.50%, 05/01/37	15,052	16,314,068
5.50%, 08/01/37	27,843	30,373,746
5.50%, 03/01/38	21,271	23,054,344
5.50%, 06/01/38	6,797	7,366,850
5.50%, 07/01/38	9,962	10,797,691
5.50%, 11/01/38	39,939	43,567,697
5.50%, 07/01/40	20,446	22,163,471
5.50%, 12/01/42[a]	53,527	58,177,158
6.00%, 01/01/25	8,769	9,595,134
6.00%, 03/01/34	9,629	10,674,100
6.00%, 05/01/34	1,414	1,566,380
6.00%, 08/01/34	3,258	3,610,732
6.00%, 11/01/34	1,132	1,253,574
6.00%, 06/01/36	7,175	7,905,568
6.00%, 08/01/36	8,997	9,840,866
6.00%, 09/01/36	18,003	19,691,997
6.00%, 08/01/37	17,833	19,503,610

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS MBS BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.00%, 03/01/38	$5,337	$5,837,235
6.00%, 05/01/38	13,802	15,096,348
6.00%, 08/01/38	779	852,150
6.00%, 09/01/38	25,185	27,539,489
6.00%, 06/01/39	29,456	32,632,035
6.00%, 10/01/39	2,731	2,987,069
6.00%, 12/01/42[a]	83,116	91,115,915
6.50%, 08/01/36	404	452,339
6.50%, 09/01/36	2,592	2,898,389
6.50%, 10/01/36	399	446,221
6.50%, 12/01/36	430	480,440
6.50%, 07/01/37	653	730,693
6.50%, 08/01/37	20,118	22,500,162
6.50%, 10/01/37	1,237	1,383,222
6.50%, 11/01/37	298	333,517
6.50%, 12/01/37	9,479	10,600,256
6.50%, 06/01/38	399	446,815
6.50%, 10/01/39	20,862	23,332,258
6.50%, 05/01/40	15,908	17,791,704
7.00%, 04/01/37	6,134	6,983,940
Government National Mortgage Association
3.00%, 07/15/27	21,196	22,584,261
3.00%, 12/01/42[a]	51,000	54,394,688
3.50%, 12/15/41	15,810	17,213,672
3.50%, 02/20/42	22,767	24,854,960
3.50%, 04/20/42	37,354	40,778,539
3.50%, 09/20/42	94,368	103,020,746
3.50%, 12/01/42[a]	107,838	117,492,394
4.00%, 09/20/40	17,661	19,377,134
4.00%, 01/20/41	8,220	9,018,315
4.00%, 02/15/41	20,344	22,259,807
4.00%, 07/15/41	12,199	13,348,172
4.00%, 09/20/41	12,710	13,843,344
4.00%, 12/15/41	5,226	5,718,094
4.00%, 12/20/41	54,060	58,881,902
4.00%, 01/20/42	24,316	26,484,982
4.00%, 02/15/42	3,313	3,628,803
4.00%, 03/15/42	17,674	19,358,505
4.00%, 04/15/42	18,329	20,076,462
4.00%, 12/01/42[a]	67,040	73,276,761
4.50%, 03/15/39	10,710	11,697,907
4.50%, 04/15/39	3,545	3,871,845
4.50%, 05/15/39	27,742	30,301,548
4.50%, 08/15/39	12,784	13,963,908
4.50%, 11/20/39	5,626	6,179,487
4.50%, 01/20/40	5,977	6,592,910
4.50%, 06/15/40	23,135	25,400,040
4.50%, 07/15/40	28,503	31,294,000
4.50%, 08/15/40	10,571	11,606,067
4.50%, 08/20/40	10,344	11,410,685
4.50%, 09/15/40	14,355	15,760,505
4.50%, 10/20/40	23,295	25,696,708
4.50%, 04/20/41	25,901	28,387,039
4.50%, 06/20/41	33,067	36,240,579
4.50%, 09/20/41	15,494	16,981,197
4.50%, 11/20/41	15,845	17,365,539
4.50%, 12/20/41	30,716	33,663,964
4.50%, 12/01/42[a]	87,559	95,460,615
5.00%, 05/20/33	1,584	1,747,454
5.00%, 07/20/35	7,887	8,674,963
5.00%, 12/15/36	28,482	31,199,668
5.00%, 01/15/39	17,014	18,484,665
5.00%, 07/15/39	37,408	40,799,565

Security	Principal (000s)	Value

5.00%, 10/20/39	$11,374	$12,502,192
5.00%, 05/15/40	8,016	8,742,610
5.00%, 07/20/40	38,240	42,245,439
5.00%, 08/20/40	10,724	11,847,620
5.00%, 11/20/41	30,540	33,738,765
5.00%, 12/01/42[a]	50,075	54,432,849
5.50%, 11/20/34	8,208	9,060,122
5.50%, 03/15/36	6,215	6,865,232
5.50%, 03/20/36	2,119	2,329,163
5.50%, 07/20/36	3,302	3,630,371
5.50%, 06/20/38	14,479	15,883,852
5.50%, 10/15/38	11,153	12,230,258
5.50%, 03/20/39	7,683	8,465,013
5.50%, 12/15/39	2,555	2,801,465
5.50%, 01/15/40	16,179	17,776,858
5.50%, 12/01/42[a]	21,895	24,046,868
6.00%, 03/15/37	14,420	16,172,227
6.00%, 09/20/38	24,196	27,119,057
6.00%, 12/15/38	6,131	6,873,308
6.00%, 11/15/39	3,300	3,698,888
6.00%, 12/01/42[a]	22,815	25,584,884
6.50%, 10/20/38	8,046	9,240,269

		6,489,859,656

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,416,228,338)		6,489,859,656

Security	Shares	Value

SHORT-TERM INVESTMENTS — 29.37%

MONEY MARKET FUNDS — 29.37%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d]	1,917,870,626	$1,917,870,626
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,d]	100,000	100,000

		1,917,970,626

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,917,970,626)		1,917,970,626

TOTAL INVESTMENTS IN SECURITIES — 128.73%
(Cost: $8,334,198,964)		8,407,830,282
Other Assets, Less Liabilities — (28.73)%		(1,876,378,236)

NET ASSETS — 100.00%		$6,531,452,046

[a]	To-be-announced (TBA). See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

123

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS SHORT TREASURY BOND FUND

November 30, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Bills
0.00%, 05/30/13	$666,667	$666,233,253
U.S. Treasury Notes
0.13%, 08/31/13	240,107	240,003,756
0.25%, 10/31/13	145,772	145,831,756
0.38%, 07/31/13	111,550	111,698,365
0.63%, 12/31/12	223,517	223,577,350
0.63%, 01/31/13	192,344	192,494,019
0.75%, 03/31/13	194,344	194,730,739
1.13%, 06/15/13	254,319	255,631,284
1.38%, 02/15/13	218,106	218,651,282
1.75%, 04/15/13	215,362	216,630,493
2.50%, 03/31/13	39,401	39,702,417
3.50%, 05/31/13	5,348	5,435,761
4.25%, 08/15/13	133,347	137,144,732

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,647,710,890)		2,647,765,207

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[a,b]	41,948,875	$41,948,875

		41,948,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,948,875)		41,948,875

TOTAL INVESTMENTS IN SECURITIES — 101.27%
(Cost: $2,689,659,765)		2,689,714,082
Other Assets, Less Liabilities — (1.27)%		(33,724,505)

NET ASSETS — 100.00%		$2,655,989,577

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

124

Schedule of Investments (Unaudited)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 45.56%

AEROSPACE & DEFENSE — 0.99%
Boeing Co. (The)
6.88%, 03/15/39	$150	$228,919
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	100	100,174
Lockheed Martin Corp.
5.72%, 06/01/40	130	166,055
Series B
6.15%, 09/01/36	125	163,873
Northrop Grumman Systems Corp.
7.75%, 02/15/31	80	116,663
Raytheon Co.
4.88%, 10/15/40	185	213,397
United Technologies Corp.
4.50%, 06/01/42	250	283,759
5.70%, 04/15/40	105	138,536
6.05%, 06/01/36	115	151,536
6.13%, 07/15/38	335	451,051

		2,013,963
AGRICULTURE — 0.72%
Altria Group Inc.
9.95%, 11/10/38	200	332,759
10.20%, 02/06/39	187	316,286
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	100	98,710
4.54%, 03/26/42	50	54,225
5.38%, 09/15/35	125	152,441
Lorillard Tobacco Co.
7.00%, 08/04/41	25	30,210
Philip Morris International Inc.
3.88%, 08/21/42	100	100,607
4.50%, 03/20/42	100	109,671
6.38%, 05/16/38	143	194,378
Reynolds American Inc.
7.25%, 06/15/37	50	66,752

		1,456,039
AIRLINES — 0.08%
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25	50	52,312
Continental Airlines Inc. 2012-2 Pass Through Trust
Class A
4.00%, 04/29/26	100	104,750

		157,062
APPAREL — 0.03%
VF Corp.
6.45%, 11/01/37	50	68,811

		68,811

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 0.33%
Daimler Finance North America LLC
8.50%, 01/18/31	$200	$311,087
Ford Motor Co.
7.45%, 07/16/31	295	368,750

		679,837
AUTO PARTS & EQUIPMENT — 0.06%
Johnson Controls Inc.
5.25%, 12/01/41 (Call 06/01/41)	100	113,902

		113,902
BANKS — 3.69%
Bank of America Corp.
5.88%, 02/07/42	390	488,484
Bank One Corp.
7.63%, 10/15/26	200	267,473
Citigroup Inc.
6.13%, 08/25/36	400	439,050
6.63%, 06/15/32	200	228,286
6.88%, 03/05/38	392	525,070
8.13%, 07/15/39	245	367,164
Fifth Third Bancorp
8.25%, 03/01/38	25	35,693
Goldman Sachs Group Inc. (The)
6.25%, 02/01/41	170	205,131
6.45%, 05/01/36	440	471,042
6.75%, 10/01/37	355	394,517
HSBC Holdings PLC
6.10%, 01/14/42	215	285,895
6.50%, 05/02/36	200	239,857
6.50%, 09/15/37	400	482,075
6.80%, 06/01/38	100	125,101
J.P. Morgan Chase & Co.
5.40%, 01/06/42	250	299,614
5.60%, 07/15/41	195	240,572
6.40%, 05/15/38	230	309,076
KfW
0.00%, 06/29/37	312	144,982
LBBW
7.63%, 02/01/23	60	78,193
Morgan Stanley
6.38%, 07/24/42	100	116,973
7.25%, 04/01/32	360	447,238
Rabobank Nederland
5.25%, 05/24/41	200	236,917
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	275	382,700
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	325	376,428
Wells Fargo Capital X
5.95%, 12/01/86	305	309,575

		7,497,106
BEVERAGES — 0.75%
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	100	100,169
6.38%, 01/15/40	180	256,452
8.20%, 01/15/39	218	358,454

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

Diageo Capital PLC
5.88%, 09/30/36	$125	$162,148
Diageo Investment Corp.
4.25%, 05/11/42	25	26,935
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	25	36,947
Molson Coors Brewing Co.
5.00%, 05/01/42	85	95,024
PepsiCo Inc.
4.00%, 03/05/42	230	237,644
5.50%, 01/15/40	200	255,619

		1,529,392
BIOTECHNOLOGY — 0.59%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	275	313,977
5.38%, 05/15/43 (Call 11/15/42)	350	414,997
5.65%, 06/15/42 (Call 12/15/41)	25	30,421
6.40%, 02/01/39	225	290,733
Gilead Sciences Inc.
5.65%, 12/01/41 (Call 06/01/41)	125	157,632

		1,207,760
BUILDING MATERIALS — 0.01%
Owens Corning Inc.
7.00%, 12/01/36	25	28,192

		28,192
CHEMICALS — 0.62%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	25	30,932
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	100	98,921
5.25%, 11/15/41 (Call 05/15/41)	100	111,272
7.38%, 11/01/29	100	134,214
9.40%, 05/15/39	110	180,110
E.I. du Pont de Nemours and Co.
4.90%, 01/15/41	100	120,657
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	100	106,179
Ecolab Inc.
5.50%, 12/08/41	85	102,778
Monsanto Co.
5.50%, 08/15/25	100	127,121
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	100	124,091
PPG Industries Inc.
5.50%, 11/15/40	25	29,352
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	100	98,684

		1,264,311

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.21%
ADT Corp. (The)
4.88%, 07/15/42[a]	$100	$99,755
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	100	102,623
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	52	60,580
SAIC Inc.
Series 1
5.95%, 12/01/40	100	110,361
Western Union Co. (The)
6.20%, 11/17/36	50	50,685

		424,004
COMPUTERS — 0.39%
Dell Inc.
6.50%, 04/15/38	85	98,604
Hewlett-Packard Co.
6.00%, 09/15/41	150	141,381
International Business Machines Corp.
4.00%, 06/20/42	332	350,399
5.60%, 11/30/39	149	194,325

		784,709
COSMETICS & PERSONAL CARE — 0.22%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	50	49,638
Procter & Gamble Co. (The)
5.55%, 03/05/37	158	214,116
5.80%, 08/15/34	135	182,172

		445,926
DIVERSIFIED FINANCIAL SERVICES — 1.68%
American Express Co.
8.15%, 03/19/38	105	175,368
Credit Suisse (USA) Inc.
7.13%, 07/15/32	65	93,100
General Electric Capital Corp.
5.88%, 01/14/38	220	264,841
6.15%, 08/07/37	700	872,089
Series A
6.75%, 03/15/32	721	938,541
Goldman Sachs Capital I
6.35%, 02/15/34	518	530,950
Jefferies Group Inc.
6.25%, 01/15/36	100	101,500
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	225	290,550
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	100	153,509

		3,420,448

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

ELECTRIC — 5.67%
Alabama Power Co.
6.00%, 03/01/39	$225	$300,366
Appalachian Power Co.
7.00%, 04/01/38	105	145,222
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	100	107,493
Baltimore Gas & Electric Co.
6.35%, 10/01/36	100	134,191
Bruce Mansfield Unit
6.85%, 06/01/34	28	29,837
Carolina Power & Light Co.
4.10%, 05/15/42 (Call 11/15/41)	145	150,252
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	150	143,607
Commonwealth Edison Co.
3.80%, 10/01/42 (Call 04/01/42)	250	250,420
6.45%, 01/15/38	50	69,894
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	155	229,933
Series 12-A
4.20%, 03/15/42	200	214,041
Detroit Edison Co. (The)
3.95%, 06/15/42 (Call 12/15/41)	150	156,903
Dominion Resources Inc.
Series C
4.05%, 09/15/42 (Call 03/15/42)	100	101,908
4.90%, 08/01/41 (Call 02/01/41)	125	145,490
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	300	306,832
4.25%, 12/15/41 (Call 06/15/41)	25	27,013
6.10%, 06/01/37	148	192,384
Duke Energy Indiana Inc.
6.12%, 10/15/35	150	193,621
Entergy Louisiana LLC
5.40%, 11/01/24	100	121,786
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	144	158,676
6.25%, 10/01/39	100	118,508
FirstEnergy Corp.
Series C
7.38%, 11/15/31	284	370,540
FirstEnergy Solutions Corp.
6.80%, 08/15/39	105	120,888
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	420	450,663
5.63%, 04/01/34	250	314,559
5.95%, 02/01/38	50	67,911
Georgia Power Co.
4.30%, 03/15/42	175	189,063
Interstate Power & Light Co.
6.25%, 07/15/39	25	33,213
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	80	91,444
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	125	157,016
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	371	480,462
6.50%, 09/15/37	125	170,435

Security	Principal (000s)	Value

Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	$250	$265,623
Nevada Power Co.
Series R
6.75%, 07/01/37	145	204,432
Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	200	207,400
5.95%, 06/15/41 (Call 12/15/40)	80	92,287
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	200	191,310
6.20%, 07/01/37	60	84,561
Oglethorpe Power Corp.
5.25%, 09/01/50	75	90,817
Ohio Edison Co.
6.88%, 07/15/36	25	33,624
Ohio Power Co.
Series F
5.85%, 10/01/35	75	92,544
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	170	189,234
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	250	243,843
4.45%, 04/15/42 (Call 10/15/41)	200	220,231
5.80%, 03/01/37	175	223,907
6.05%, 03/01/34	146	190,295
PacifiCorp
4.10%, 02/01/42	300	321,828
Potomac Electric Power Co.
6.50%, 11/15/37	40	57,974
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	250	256,060
Progress Energy Inc.
7.75%, 03/01/31	258	357,989
PSEG Power LLC
8.63%, 04/15/31	175	254,985
Public Service Co. of Colorado
6.25%, 09/01/37	123	173,039
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	25	28,401
5.64%, 04/15/41 (Call 10/15/40)	80	105,300
5.80%, 03/15/40	25	33,320
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	175	198,893
6.13%, 09/15/37	154	215,490
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	75	80,922
6.05%, 01/15/38	50	65,763
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	50	53,633
5.50%, 03/15/40	140	182,470
5.75%, 04/01/35	100	130,600
Series 08-A
5.95%, 02/01/38	115	154,140
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	261,733
8.45%, 03/15/39	25	43,352
Virginia Electric and Power Co.
8.88%, 11/15/38	200	352,154
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	100	109,628

		11,512,353

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
6.13%, 04/15/39	$25	$34,939
Legrand France SA
8.50%, 02/15/25	25	33,225

		68,164
ELECTRONICS — 0.27%
Honeywell International Inc.
5.38%, 03/01/41	160	207,034
5.70%, 03/15/37	25	33,254
Koninklijke Philips Electronics NV
6.88%, 03/11/38	145	199,949
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	103,441

		543,678
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance (USA) Inc.
4.38%, 05/08/42	85	92,970

		92,970
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	125	150,295
6.20%, 03/01/40	85	108,499
Waste Management Inc.
6.13%, 11/30/39	85	107,396
7.00%, 07/15/28	100	133,339

		499,529
FOOD — 1.06%
Campbell Soup Co.
3.80%, 08/02/42	50	48,606
ConAgra Foods Inc.
8.25%, 09/15/30	75	103,596
Delhaize Group SA
5.70%, 10/01/40	125	115,350
General Mills Inc.
5.40%, 06/15/40	25	31,098
Kellogg Co.
Series B
7.45%, 04/01/31	80	112,490
Kraft Foods Group Inc.
5.00%, 06/04/42[a]	250	277,294
6.88%, 01/26/39[a]	100	135,519
Kraft Foods Inc.
6.50%, 02/09/40	145	194,688
6.88%, 02/01/38	164	224,133
7.00%, 08/11/37	215	295,811
Kroger Co. (The)
5.40%, 07/15/40 (Call 01/15/40)	95	106,167
6.90%, 04/15/38	100	129,900

Security	Principal (000s)	Value

Ralcorp Holdings Inc.
6.63%, 08/15/39	$25	$29,539
Safeway Inc.
7.25%, 02/01/31	25	27,430
Sysco Corp.
5.38%, 09/21/35	115	145,723
Unilever Capital Corp.
5.90%, 11/15/32	125	174,257

		2,151,601
FOREST PRODUCTS & PAPER — 0.30%
Georgia-Pacific LLC
7.75%, 11/15/29	65	89,485
8.00%, 01/15/24	125	176,335
International Paper Co.
7.30%, 11/15/39	150	203,810
Westvaco Corp.
8.20%, 01/15/30	100	133,861

		603,491
GAS — 0.29%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	80	106,249
Sempra Energy
6.00%, 10/15/39	110	141,912
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	250	259,593
Southern Union Co.
7.60%, 02/01/24	60	75,528

		583,282
HAND & MACHINE TOOLS — 0.06%
Stanley Black & Decker Inc.
5.20%, 09/01/40	100	116,465

		116,465
HEALTH CARE — PRODUCTS — 0.22%
Baxter International Inc.
3.65%, 08/15/42	50	49,192
6.25%, 12/01/37	25	34,626
Becton, Dickinson and Co.
5.00%, 11/12/40	25	30,679
Boston Scientific Corp.
7.38%, 01/15/40	25	33,806
Covidien International Finance SA
6.55%, 10/15/37	85	119,961
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	150	171,418

		439,682
HEALTH CARE — SERVICES — 1.08%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	100	101,112
4.50%, 05/15/42 (Call 11/15/41)	130	137,390
6.63%, 06/15/36	50	67,645
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	25	29,450
6.15%, 11/15/36	115	144,208

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

Quest Diagnostics Inc.
5.75%, 01/30/40	$85	$99,474
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	350	356,006
4.38%, 03/15/42 (Call 09/15/41)	190	202,433
5.80%, 03/15/36	120	148,540
6.88%, 02/15/38	130	181,442
WellPoint Inc.
3.30%, 01/15/23	450	459,341
4.63%, 05/15/42	115	120,411
6.38%, 06/15/37	110	139,676

		2,187,128
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41	75	97,641
6.63%, 08/01/37	25	37,077

		134,718
INSURANCE — 2.25%
ACE Capital Trust II
9.70%, 04/01/30	85	121,550
Aflac Inc.
6.45%, 08/15/40	100	124,407
Allstate Corp. (The)
5.20%, 01/15/42	100	120,327
5.95%, 04/01/36	73	94,586
6.90%, 05/15/38	108	153,534
American International Group Inc.
6.25%, 05/01/36	120	153,060
8.18%, 05/15/68 (Call 05/15/38)[b]	440	545,600
Aon Corp.
8.21%, 01/01/27	100	125,811
AXA SA
8.60%, 12/15/30	150	188,250
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	85	106,359
Chubb Corp. (The)
6.00%, 05/11/37	140	184,190
Cincinnati Financial Corp.
6.92%, 05/15/28	25	30,154
GE Global Insurance Holding Corp.
7.00%, 02/15/26	25	31,577
Hartford Financial Services Group Inc.
6.63%, 04/15/42	160	200,951
Lincoln National Corp.
7.00%, 06/15/40	120	154,378
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	90	106,661
MetLife Inc.
3.05%, 12/15/22	200	204,359
4.13%, 08/13/42	150	149,602
5.70%, 06/15/35	253	310,458
6.40%, 12/15/36 (Call 12/15/31)	210	222,600
Principal Financial Group Inc.
3.13%, 05/15/23	200	200,123
6.05%, 10/15/36	25	31,012
Prudential Financial Inc.
5.63%, 05/12/41	100	113,737
5.70%, 12/14/36	125	142,097
Series B

Security	Principal (000s)	Value

5.75%, 07/15/33	$125	$142,378
Series D
6.63%, 12/01/37	150	189,858
Travelers Companies Inc. (The)
5.35%, 11/01/40	180	223,784
6.25%, 06/15/37	125	168,458
XL Group PLC
6.25%, 05/15/27	25	29,348

		4,569,209
INTERNET — 0.05%
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	100	97,614

		97,614
IRON & STEEL — 0.21%
ArcelorMittal SA
7.50%, 10/15/39	2	1,825
Cliffs Natural Resources Inc.
6.25%, 10/01/40	100	93,863
Vale SA
5.63%, 09/11/42	300	323,464

		419,152
MACHINERY — 0.32%
Caterpillar Inc.
3.80%, 08/15/42[a]	293	291,059
5.20%, 05/27/41	25	30,608
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	200	204,908
5.38%, 10/16/29	100	127,577

		654,152
MANUFACTURING — 0.36%
3M Co.
5.70%, 03/15/37	65	89,708
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	65	84,012
General Electric Co.
4.13%, 10/09/42	200	207,876
Illinois Tool Works Inc.
4.88%, 09/15/41 (Call 03/15/41)	180	213,694
Turlock Corp.
4.00%, 11/02/32[a]	125	128,289

		723,579
MEDIA — 3.47%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	150	157,514
5.50%, 05/15/33	100	111,275
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	190	285,278
Comcast Corp.
4.65%, 07/15/42	440	466,373
6.40%, 05/15/38	260	334,862
6.95%, 08/15/37	250	341,203
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	160	160,220
6.00%, 08/15/40 (Call 05/15/40)	185	203,886

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

Discovery Communications LLC
6.35%, 06/01/40	$160	$203,728
Grupo Televisa SAB
6.63%, 01/15/40	95	123,916
Historic TW Inc.
6.63%, 05/15/29	125	159,190
9.15%, 02/01/23	100	145,737
NBCUniversal Media LLC
5.95%, 04/01/41	410	501,590
News America Inc.
6.15%, 02/15/41	275	344,991
6.65%, 11/15/37	420	541,766
6.90%, 08/15/39	125	164,488
Thomson Reuters Corp.
5.85%, 04/15/40	25	31,959
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	390	381,167
6.75%, 06/15/39	140	178,465
7.30%, 07/01/38	230	306,272
Time Warner Entertainment Co. LP
8.38%, 07/15/33	174	253,659
Time Warner Inc.
4.90%, 06/15/42	300	321,017
6.20%, 03/15/40	200	249,790
7.63%, 04/15/31	202	279,069
7.70%, 05/01/32	200	279,346
Viacom Inc.
4.50%, 02/27/42	25	24,997
6.88%, 04/30/36	160	217,786
7.88%, 07/30/30	65	89,188
Walt Disney Co. (The)
7.00%, 03/01/32	115	167,112
Series E
4.13%, 12/01/41	25	27,637

		7,053,481
MINING — 1.29%
Alcoa Inc.
5.90%, 02/01/27	125	131,022
5.95%, 02/01/37	25	25,253
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	125	146,772
Barrick North America Finance LLC
5.70%, 05/30/41	200	232,263
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	100	107,169
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	197	205,896
6.25%, 10/01/39	85	102,162
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	50	59,370
7.13%, 07/15/28	255	345,450
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (Call 09/22/41)	75	83,675
Southern Copper Corp.
6.75%, 04/16/40	160	189,643
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	140	140,138
5.40%, 02/01/43 (Call 08/01/42)	250	254,820
6.13%, 10/01/35	25	27,639
6.25%, 07/15/41 (Call 01/15/41)	105	118,418

Security	Principal (000s)	Value

Vale Overseas Ltd.
6.88%, 11/21/36	$115	$142,310
6.88%, 11/10/39	245	306,604

		2,618,604
MULTI-NATIONAL — 0.16%
European Investment Bank
4.88%, 02/15/36	50	60,308
International Bank for Reconstruction and Development
4.75%, 02/15/35	150	194,000
7.63%, 01/19/23	46	69,496

		323,804
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.25%, 01/15/37	25	26,000

		26,000
OIL & GAS — 4.00%
Anadarko Finance Co.
7.50%, 05/01/31	145	192,711
Anadarko Petroleum Corp.
6.20%, 03/15/40	135	166,661
6.45%, 09/15/36	185	231,353
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	325	355,816
5.10%, 09/01/40 (Call 03/01/40)	100	113,805
6.00%, 01/15/37	50	63,205
Canadian Natural Resources Ltd.
6.25%, 03/15/38	130	168,115
7.20%, 01/15/32	75	102,669
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	100	104,736
6.75%, 11/15/39	100	135,700
Conoco Funding Co.
7.25%, 10/15/31	200	294,402
ConocoPhillips
5.90%, 05/15/38	145	193,234
6.50%, 02/01/39	200	285,196
ConocoPhillips Holding Co.
6.95%, 04/15/29	283	393,446
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	100	107,578
5.60%, 07/15/41 (Call 01/15/41)	145	171,848
Devon Financing Corp. ULC
7.88%, 09/30/31	124	182,045
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	25	32,749
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)	75	79,934
6.50%, 08/15/34	50	60,915
6.50%, 02/01/38	145	180,031
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	150	151,580
Hess Corp.
5.60%, 02/15/41	325	382,338
7.13%, 03/15/33	25	33,912
7.30%, 08/15/31	90	122,463

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

Husky Energy Inc.
6.80%, 09/15/37	$25	$32,991
Marathon Oil Corp.
6.60%, 10/01/37	75	101,300
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	115	141,923
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	100	99,012
Nexen Inc.
6.40%, 05/15/37	305	393,072
7.50%, 07/30/39	25	36,069
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	125	151,593
Noble Holding International Ltd.
6.20%, 08/01/40	100	120,602
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	102,169
Petro-Canada
6.80%, 05/15/38	155	209,559
Phillips 66
5.88%, 05/01/42[a]	100	118,795
Shell International Finance BV
5.50%, 03/25/40	310	402,194
6.38%, 12/15/38	115	163,676
Statoil ASA
2.45%, 01/17/23	200	199,014
4.25%, 11/23/41	200	217,566
7.25%, 09/23/27	75	107,066
Suncor Energy Inc.
6.50%, 06/15/38	42	55,446
6.85%, 06/01/39	125	170,922
7.15%, 02/01/32	85	115,855
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	100	112,335
6.25%, 02/01/38	90	108,189
Total Capital International SA
2.70%, 01/25/23	150	153,651
Transocean Inc.
6.80%, 03/15/38	85	102,770
7.50%, 04/15/31	85	105,169
Valero Energy Corp.
6.63%, 06/15/37	150	180,851
10.50%, 03/15/39	75	119,484

		8,127,715
OIL & GAS SERVICES — 0.51%
Baker Hughes Inc.
5.13%, 09/15/40	170	207,098
Cameron International Corp.
5.95%, 06/01/41 (Call 12/01/40)	25	31,545
Halliburton Co.
6.70%, 09/15/38	145	204,938
7.45%, 09/15/39	129	194,903
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	100	102,121
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	100	100,816
6.50%, 08/01/36	50	51,589
6.75%, 09/15/40	130	139,577

		1,032,587

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.01%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	$15	$16,813

		16,813
PHARMACEUTICALS — 2.18%
Abbott Laboratories
5.30%, 05/27/40	200	255,310
6.15%, 11/30/37	110	152,803
AbbVie Inc.
4.40%, 11/06/42[a]	75	79,523
AstraZeneca PLC
4.00%, 09/18/42	250	257,488
6.45%, 09/15/37	203	279,534
Bristol-Myers Squibb Co.
3.25%, 08/01/42	140	130,132
5.88%, 11/15/36	111	146,164
Eli Lilly and Co.
5.50%, 03/15/27	50	64,047
5.55%, 03/15/37	150	190,261
Express Scripts Holding Co.
6.13%, 11/15/41[a]	100	128,273
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	325	454,721
Johnson & Johnson
5.85%, 07/15/38	105	145,623
5.95%, 08/15/37	223	310,988
McKesson Corp.
6.00%, 03/01/41 (Call 09/01/40)	75	99,383
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	200	200,341
6.40%, 03/01/28	100	138,992
Pfizer Inc.
7.20%, 03/15/39	211	327,667
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38	55,285
6.55%, 09/15/37	175	256,555
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	125	166,014
Wyeth LLC
5.95%, 04/01/37	442	592,817

		4,431,921
PIPELINES — 1.61%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	25	32,239
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	50	67,396
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	100	111,555
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	320	373,071
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	200	198,672
4.85%, 08/15/42 (Call 02/15/42)	145	151,014
6.45%, 09/01/40	165	204,422
7.55%, 04/15/38	100	135,702
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	254,131

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

5.00%, 08/15/42 (Call 02/15/42)	$300	$307,484
6.95%, 01/15/38	227	286,455
ONEOK Partners LP
6.85%, 10/15/37	200	256,031
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	25	28,547
Spectra Energy Capital LLC
7.50%, 09/15/38	25	34,043
TransCanada PipeLines Ltd.
6.10%, 06/01/40	115	154,111
6.20%, 10/15/37	330	441,152
7.63%, 01/15/39	25	38,072
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	50	59,484
Williams Companies Inc. (The)
8.75%, 03/15/32	75	100,576
Williams Partners LP
6.30%, 04/15/40	25	30,501

		3,264,658
REAL ESTATE INVESTMENT TRUSTS — 0.23%
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	105,852
Camden Property Trust
4.88%, 06/15/23 (Call 03/15/23)	25	28,628
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	33,169
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	31,301
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	100	107,750
Simon Property Group LP
6.75%, 02/01/40 (Call 11/01/39)	115	159,894

		466,594
RETAIL — 2.61%
CVS Caremark Corp.
5.75%, 05/15/41 (Call 11/15/40)	150	187,219
6.13%, 09/15/39	100	129,996
6.25%, 06/01/27	180	241,845
CVS Pass-Through Trust
8.35%, 07/10/31[a]	122	171,027
Home Depot Inc. (The)
5.88%, 12/16/36	232	303,481
5.95%, 04/01/41 (Call 10/01/40)	160	216,266
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	100	99,935
6.88%, 12/15/37	40	51,736
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	27,811
5.50%, 10/15/35	75	90,606
6.50%, 03/15/29	160	206,622
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	100	98,799
4.30%, 02/15/43 (Call 08/15/42)	50	48,440
5.13%, 01/15/42 (Call 07/15/41)	135	148,721
6.38%, 03/15/37	50	62,130
McDonald’s Corp.
6.30%, 10/15/37	100	141,613
6.30%, 03/01/38	300	425,985

Security	Principal (000s)	Value

Nordstrom Inc.
7.00%, 01/15/38	$25	$35,599
Target Corp.
6.35%, 11/01/32	190	249,640
7.00%, 01/15/38	400	585,721
Wal-Mart Stores Inc.
5.00%, 10/25/40	175	212,972
5.63%, 04/15/41	160	211,086
5.88%, 04/05/27	350	476,016
6.20%, 04/15/38	75	102,771
6.50%, 08/15/37	393	556,419
7.55%, 02/15/30	150	224,485

		5,306,941
SEMICONDUCTORS — 0.08%
Applied Materials Inc.
5.85%, 06/15/41	25	31,142
Intel Corp.
4.80%, 10/01/41	110	123,745

		154,887
SOFTWARE — 0.44%
Microsoft Corp.
5.20%, 06/01/39	85	105,747
5.30%, 02/08/41	197	250,231
Oracle Corp.
5.38%, 07/15/40	195	245,668
6.50%, 04/15/38	210	297,860

		899,506
TELECOMMUNICATIONS — 4.67%
Alltel Corp.
7.88%, 07/01/32	100	157,980
America Movil SAB de CV
4.38%, 07/16/42	250	260,388
6.38%, 03/01/35	275	361,369
AT&T Corp.
8.00%, 11/15/31	525	803,070
AT&T Inc.
5.55%, 08/15/41	275	330,819
6.30%, 01/15/38	451	589,507
6.50%, 09/01/37	210	276,447
6.55%, 02/15/39	625	833,876
British Telecommunications PLC
9.63%, 12/15/30	241	386,706
CenturyLink Inc.
7.65%, 03/15/42	400	414,765
Cisco Systems Inc.
5.90%, 02/15/39	424	550,714
Corning Inc.
4.75%, 03/15/42	125	131,301
Deutsche Telekom International Finance BV
8.75%, 06/15/30	313	468,667
France Telecom SA
5.38%, 01/13/42	415	480,264
8.50%, 03/01/31	46	68,060

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

Harris Corp.
6.15%, 12/15/40	$100	$119,109
Juniper Networks Inc.
5.95%, 03/15/41	40	47,142
New Cingular Wireless Services Inc.
8.75%, 03/01/31	160	259,468
Qwest Corp.
6.88%, 09/15/33 (Call 12/31/12)	100	100,000
Royal KPN NV
8.38%, 10/01/30	85	115,020
Telecom Italia Capital SA
6.38%, 11/15/33	100	96,750
7.72%, 06/04/38	246	259,530
Telefonica Europe BV
8.25%, 09/15/30	302	339,222
Verizon Communications Inc.
5.85%, 09/15/35	280	354,017
6.40%, 02/15/38	620	837,880
7.75%, 12/01/30	378	556,132
Vodafone Group PLC
6.15%, 02/27/37	75	100,434
7.88%, 02/15/30	135	198,736

		9,497,373
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
6.35%, 03/15/40	25	31,123
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	85	97,377

		128,500
TRANSPORTATION — 1.34%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	100	107,022
4.40%, 03/15/42 (Call 09/15/41)	50	53,664
5.75%, 05/01/40 (Call 11/01/39)	285	359,020
6.15%, 05/01/37	80	104,995
Canadian National Railway Co.
6.38%, 11/15/37	115	165,069
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	50	55,868
5.95%, 05/15/37	100	122,381
CSX Corp.
4.40%, 03/01/43 (Call 09/01/42)	100	102,679
6.00%, 10/01/36	125	154,542
6.22%, 04/30/40	140	180,598
FedEx Corp.
3.88%, 08/01/42	100	99,379
Norfolk Southern Corp.
2.90%, 02/15/23[a]	324	328,148
4.84%, 10/01/41	260	296,524
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	103,844
5.78%, 07/15/40	25	31,707
6.63%, 02/01/29	120	164,901
United Parcel Service Inc.
3.63%, 10/01/42	100	97,933
4.88%, 11/15/40 (Call 05/15/40)	125	146,824

Security	Principal (000s)	Value

6.20%, 01/15/38	$36	$48,897

		2,723,995

TOTAL CORPORATE BONDS & NOTES
(Cost: $89,464,579)		92,561,608

FOREIGN AGENCY OBLIGATIONS[c] — 1.24%

BRAZIL — 0.19%
Petrobras International Finance Co.
6.75%, 01/27/41	310	387,589

		387,589
CANADA — 0.42%
British Columbia (Province of)
6.50%, 01/15/26	115	164,940
Hydro-Quebec
8.05%, 07/07/24	225	334,266
Quebec (Province of)
7.13%, 02/09/24	80	113,370
7.50%, 09/15/29	155	240,531

		853,107
ITALY — 0.04%
Lombardy (Region of)
5.80%, 10/25/32	110	92,135

		92,135
MEXICO — 0.45%
Pemex Project Funding Master Trust
6.63%, 06/15/35	290	363,950
Petroleos Mexicanos
5.50%, 06/27/44[a]	150	166,125
5.50%, 06/27/44	140	154,700
6.50%, 06/02/41	180	226,350

		911,125
SUPRANATIONAL — 0.14%
Asian Development Bank
5.82%, 06/16/28	100	133,294
Inter-American Development Bank
3.88%, 10/28/41	130	145,102

		278,396

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,437,041)		2,522,352

FOREIGN GOVERNMENT OBLIGATIONS[c] — 4.35%

BRAZIL — 1.37%
Brazil (Federative Republic of)
2.63%, 01/05/23	250	252,500
5.63%, 01/07/41	350	462,000
7.13%, 01/20/37	375	581,250
8.25%, 01/20/34	320	542,400
8.88%, 04/15/24	368	601,680

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

10.13%, 05/15/27	$150	$275,250
11.00%, 08/17/40 (Call 08/17/15)	62	78,585

		2,793,665
COLOMBIA — 0.34%
Colombia (Republic of)
8.13%, 05/21/24	460	691,150

		691,150
ITALY — 0.25%
Italy (Republic of)
5.38%, 06/15/33	284	282,413
6.88%, 09/27/23	190	223,208

		505,621
MEXICO — 0.99%
United Mexican States
4.75%, 03/08/44	328	374,576
6.05%, 01/11/40	254	341,630
8.30%, 08/15/31	790	1,286,515

		2,002,721
PANAMA — 0.42%
Panama (Republic of)
6.70%, 01/26/36	450	643,500
9.38%, 04/01/29	120	205,200

		848,700
PERU — 0.55%
Peru (Republic of)
5.63%, 11/18/50	170	223,550
8.75%, 11/21/33	512	903,680

		1,127,230
POLAND — 0.05%
Poland (Republic of)
3.00%, 03/17/23	100	99,930

		99,930
SOUTH AFRICA — 0.11%
South Africa (Republic of)
4.67%, 01/17/24	200	226,540

		226,540
URUGUAY — 0.27%
Uruguay (Republic of)
7.63%, 03/21/36	350	546,000

		546,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,389,916)		8,841,557

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 6.66%

CALIFORNIA — 2.41%
Alameda County Joint Powers Authority RB Lease Abatement BAB
7.05%, 12/01/44	$100	$127,447
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	140	195,902
Series S1
6.79%, 04/01/30	125	159,765
7.04%, 04/01/50	100	147,751
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	100	112,901
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	120	160,886
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	50	66,783
Los Angeles Unified School District GO BAB
5.76%, 07/01/29	50	58,712
Los Angeles Community College District GO BAB
6.75%, 08/01/49	120	169,484
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	100	126,189
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	150	212,914
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	50	73,653
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	210	253,804
6.76%, 07/01/34	25	33,635
Metropolitan Water District of Southern California RB Water Revenue BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	50	62,727
Sacramento Municipal Utility District RB Electric Power & Light Revenues BAB
6.16%, 05/15/36	20	24,765
San Diego County Regional Transportation Commission RB Sales Tax Revenue BAB
5.91%, 04/01/48	75	100,146
San Diego County Water Authority RB Water Revenue BAB
6.14%, 05/01/49	125	168,486
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	70	87,832
6.95%, 11/01/50	50	70,958
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	105	129,167
State of California GO BAB
7.50%, 04/01/34	525	733,483
7.55%, 04/01/39	95	137,227
7.63%, 03/01/40	625	905,812
University of California Regents RB College & University Revenue BAB
6.27%, 05/15/31 (Call 05/15/19)	100	117,013
University of California Regents RB Medical Center Pooled Revenue
6.55%, 05/15/48	150	201,621
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/32	100	123,730
5.95%, 05/15/26	100	124,673

		4,887,466

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

COLORADO — 0.06%
Denver City & County School District No. 1 GO BAB
Series C
5.66%, 12/01/33 (SAW)	$100	$126,604

		126,604
CONNECTICUT — 0.08%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	44,708
State of Connecticut GO BAB
5.63%, 12/01/29	100	125,495

		170,203
DISTRICT OF COLUMBIA — 0.06%
District of Columbia RB Income Tax Revenue BAB
Series E
5.59%, 12/01/34	100	126,734

		126,734
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	25	30,183
Project M, Series 2010A
6.66%, 04/01/57	245	292,094

		322,277
ILLINOIS — 0.96%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	100	113,618
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	75	91,719
Series B
6.90%, 12/01/40	100	122,292
Chicago Transit Authority RB Sales Tax Revenue BAB
Series B
6.20%, 12/01/40	50	57,270
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	100	116,801
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	135	186,598
Illinois State Toll Highway Authority RB Highway Revenue Tolls BAB
Series B
5.85%, 12/01/34	100	125,447
Metropolitan Water Reclamation District of Greater Chicago GOL
5.72%, 12/01/38	100	127,994
State of Illinois GO
4.95%, 06/01/23	100	105,391
5.10%, 06/01/33	880	887,973
State of Illinois GO BAB
6.63%, 02/01/35	10	11,599

		1,946,702

Security	Principal (000s)	Value

MASSACHUSETTS — 0.23%
Commonwealth of Massachusetts GO BAB
Series E
5.46%, 12/01/39	$150	$191,598
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	20	22,435
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	100	132,299
Massachusetts School Building Authority RB Dedicated Sales Tax Revenue BAB
5.72%, 08/15/39	50	65,067
Massachusetts Water Pollution Abatement Trust RB Water Revenue BAB
Series B
5.19%, 08/01/40	50	59,032

		470,431
MISSOURI — 0.03%
University of Missouri Curators RB College & University Revenue BAB
5.79%, 11/01/41	50	68,055

		68,055
NEW JERSEY — 0.42%
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	150	190,875
New Jersey State Turnpike Authority RB Highway Revenue Tolls BAB
7.10%, 01/01/41	175	251,305
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	75	111,310
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
6.56%, 12/15/40	175	240,343
Series C
6.10%, 12/15/28 (Call 12/15/20)	45	52,443

		846,276
NEW YORK — 1.09%
City of New York GO BAB
5.21%, 10/01/31	130	153,899
6.27%, 12/01/37	50	66,901
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	80	118,329
Series A
5.87%, 11/15/39	50	59,457
Series B
6.65%, 11/15/39	120	156,385
Series E
6.81%, 11/15/40	25	33,549
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	80	105,715
6.01%, 06/15/42	100	136,818
Series DD
5.95%, 06/15/42	50	67,951
New York City Transitional Finance Authority RB Income Tax Revenue
5.27%, 05/01/27	200	244,610
Series C-2
5.77%, 08/01/36	50	62,436

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

New York State Dormitory Authority RB Income Tax Revenue BAB
5.29%, 03/15/33	$100	$119,454
New York State Dormitory Authority RB State Personal Income Tax Revenue BAB
5.63%, 03/15/39	100	124,285
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	50	61,713
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.46%, 10/01/53	100	100,244
5.65%, 11/01/40 (GOI)	385	468,653
State of New York GO BAB
5.97%, 03/01/36	100	130,105

		2,210,504
OHIO — 0.28%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
7.50%, 02/15/50	100	137,045
7.83%, 02/15/41	155	221,722
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	155	184,628
Ohio State Water Development Authority RB Miscellaneous Revenue BAB
4.88%, 12/01/34	30	33,911

		577,306
OREGON — 0.06%
State of Oregon GO
5.89%, 06/01/27	100	128,280

		128,280
PENNSYLVANIA — 0.07%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	75	88,357
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.56%, 12/01/49	50	60,229

		148,586
SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series C
6.45%, 01/01/50	50	69,470

		69,470
TEXAS — 0.49%
City Public Service Board of San Antonio RB Electric Power & Light Revenues BAB
5.81%, 02/01/41	130	171,486
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
6.00%, 12/01/44	150	209,418
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	50	65,024
North Texas Tollway Authority RB Highway Revenue Tolls BAB
8.91%, 02/01/30 (Call 02/01/20)	75	88,562
State of Texas GO BAB
5.52%, 04/01/39	50	66,387
Series A
4.63%, 04/01/33	100	116,571
Texas State Transportation Commission RB Highway Revenue Tolls BAB

Security	Principal (000s)	Value

Series B
5.03%, 04/01/26	$100	$122,433
5.18%, 04/01/30	25	30,779
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	100	119,668

		990,328
UTAH — 0.10%
State of Utah GO BAB
Series D
4.55%, 07/01/24	50	59,347
Utah Transit Authority RB Sales Tax Revenue BAB
Series B
5.94%, 06/15/39	100	133,890

		193,237
VIRGINIA — 0.06%
Virginia Commonwealth Transportation Board RB Transit Revenue
5.35%, 05/15/35 (SAP)	100	123,343

		123,343
WASHINGTON — 0.06%
State of Washington GO BAB
5.14%, 08/01/40	50	63,475
Series D
5.48%, 08/01/39	50	63,538

		127,013

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,026,763)		13,532,815

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 40.59%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.13%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,207	1,831,833
6.75%, 03/15/31	955	1,498,647
Federal National Mortgage Association
5.63%, 07/15/37	86	126,887
6.63%, 11/15/30	752	1,162,850
7.25%, 05/15/30	958	1,555,500
Tennessee Valley Authority
7.13%, 05/01/30	110	171,608

		6,347,325
U.S. GOVERNMENT OBLIGATIONS — 37.46%
U.S. Treasury Bonds
2.75%, 08/15/42	3,900	3,868,293
3.13%, 11/15/41	6,440	6,916,110
3.13%, 02/15/42	5,150	5,525,795
3.50%, 02/15/39	6,190	7,165,420
3.75%, 08/15/41	140	168,636
3.88%, 08/15/40	3,490	4,296,854
4.25%, 05/15/39	440	574,512
4.25%, 11/15/40	6,480	8,473,442
4.38%, 02/15/38	2,255	2,991,415

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE LONG-TERM U.S. BOND ETF

November 30, 2012

Security	Principal (000s)	Value

4.38%, 11/15/39	$1,365	$1,817,648
4.38%, 05/15/40	1,770	2,358,578
4.38%, 05/15/41	1,650	2,201,183
4.50%, 02/15/36	3,005	4,038,840
4.50%, 05/15/38	60	81,096
4.50%, 08/15/39	1,300	1,762,774
4.63%, 02/15/40	110	152,096
4.75%, 02/15/37	1,572	2,191,462
4.75%, 02/15/41	880	1,241,645
5.25%, 11/15/28	144	203,063
5.25%, 02/15/29	2,488	3,516,465
5.38%, 02/15/31	293	427,171
5.50%, 08/15/28	1,360	1,960,766
6.00%, 02/15/26	35	51,502
6.13%, 11/15/27	945	1,430,947
6.13%, 08/15/29	1,135	1,755,062
6.25%, 08/15/23	280	406,955
6.25%, 05/15/30	1,082	1,708,045
6.38%, 08/15/27	158	243,873
6.50%, 11/15/26	760	1,174,610
6.63%, 02/15/27	480	751,690
6.75%, 08/15/26	625	982,450
6.88%, 08/15/25	944	1,477,294
7.13%, 02/15/23	770	1,175,936
7.25%, 08/15/22	178	271,320
7.50%, 11/15/24	1,670	2,699,822
7.63%, 02/15/25	30	49,121

		76,111,891

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		82,459,216
(Cost: $79,819,046)
Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.73%

MONEY MARKET FUNDS — 0.73%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	1,482,319	$1,482,319

		1,482,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,482,319)		1,482,319

TOTAL INVESTMENTS IN SECURITIES — 99.13%
(Cost: $194,619,664)		201,399,867
Other Assets, Less Liabilities — 0.87%		1,775,895

NET ASSETS — 100.00%		$203,175,762

BAB	— Build America Bond
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
RB	— Revenue Bond
SAP	— Subject to Appropriations
SAW	— State Aid Withholding

Insured by:
NPFGC	— National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

137

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.87%

MORTGAGE-BACKED SECURITIES — 1.87%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$15,573,885
Series 2007-2, Class A4
5.63%, 04/10/49[a]	9,950	11,707,003
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	17,000	19,018,999
Series 2005-PWR9, Class AAB
4.80%, 09/11/42	4,794	4,944,692
Series 2006-PW13, Class A4
5.54%, 09/11/41	12,000	13,797,752
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	20,794,868
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/39	15,000	17,114,237
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3
4.58%, 06/10/48	8,481	8,679,042
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	57,000	65,260,468
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,831,492
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	11,913,264
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	18,000	18,698,998
Series 2004-C4, Class A4
5.53%, 06/15/29[a]	17,000	18,059,352
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49[a]	11,408	12,517,012
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	18,597	20,399,243
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/41[a]	15,000	15,797,836
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,117,023

		290,225,166

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $240,917,841)		290,225,166

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 23.20%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17 (Call 07/15/13)	$1,200	$1,326,000
Omnicom Group Inc.
3.63%, 05/01/22	3,115	3,271,548
WPP Finance 2010
3.63%, 09/07/22	1,000	995,647
4.75%, 11/21/21	1,200	1,309,040

		6,902,235
AEROSPACE & DEFENSE — 0.30%
Exelis Inc.
5.55%, 10/01/21	300	327,117
General Dynamics Corp.
1.38%, 01/15/15[b]	1,000	1,020,112
2.25%, 07/15/16	300	315,897
2.25%, 11/15/22 (Call 08/15/22)	1,500	1,494,941
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,577,513
Goodrich Corp.
3.60%, 02/01/21 (Call 11/01/20)	3,000	3,320,185
L-3 Communications Corp.
3.95%, 11/15/16	1,150	1,241,068
4.75%, 07/15/20	1,100	1,233,605
4.95%, 02/15/21 (Call 11/15/20)	300	339,813
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,629,016
3.35%, 09/15/21	3,200	3,398,283
Series B
6.15%, 09/01/36	2,410	3,159,470
Northrop Grumman Corp.
1.85%, 11/15/15	350	359,745
3.50%, 03/15/21	2,000	2,147,607
Raytheon Co.
2.50%, 12/15/22	1,000	1,005,487
6.40%, 12/15/18	4,299	5,450,036
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	426,489
United Technologies Corp.
1.20%, 06/01/15	2,500	2,529,474
3.10%, 06/01/22	3,250	3,488,571
4.50%, 04/15/20	750	881,962
4.50%, 06/01/42	3,650	4,142,881
4.88%, 05/01/15	1,100	1,210,601
6.13%, 02/01/19	2,022	2,539,891
6.13%, 07/15/38	2,022	2,722,461

		46,962,225
AGRICULTURE — 0.30%
Altria Group Inc.
4.75%, 05/05/21	3,450	3,921,915
9.70%, 11/10/18	8,744	12,399,374
Archer-Daniels-Midland Co.
4.48%, 03/01/21[b]	1,750	2,005,559
5.77%, 03/01/41	2,500	3,172,582
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,230,882

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Lorillard Tobacco Co.
2.30%, 08/21/17[b]	$1,650	$1,669,657
3.50%, 08/04/16	450	477,181
6.88%, 05/01/20[b]	600	733,094
7.00%, 08/04/41	550	664,610
Philip Morris International Inc.
2.50%, 05/16/16	1,500	1,580,812
2.50%, 08/22/22	1,750	1,756,297
4.13%, 05/17/21	2,500	2,878,432
4.38%, 11/15/41	2,000	2,149,314
4.50%, 03/20/42	1,000	1,096,713
5.65%, 05/16/18	2,726	3,338,572
6.88%, 03/17/14	1,725	1,866,647
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,369,695
6.75%, 06/15/17	4,018	4,897,987

		47,209,323
AIRLINES — 0.06%
American Airlines Inc. 2011-1 Pass Through Trust
Class A
5.25%, 07/31/22[b]	426	440,128
American Airlines Inc. 2011-2 Pass Through Trust
Class A
8.63%, 04/15/23[b]	470	486,518
Continental Airlines Inc. 2007-1 Pass Through Trust
Class A
4.75%, 07/12/22[b]	1,097	1,196,270
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A
4.15%, 10/11/25[b]	2,500	2,615,625
Delta Air Lines Inc. 2010-2A Pass Through Trust
Class A
4.95%, 11/23/20[b]	826	897,096
Delta Air Lines Inc. 2012-1A Pass Through Trust
Class A
4.75%, 05/07/21	3,250	3,449,062

		9,084,699
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	432,626

		432,626
AUTO MANUFACTURERS — 0.02%
Daimler Finance North America LLC
8.50%, 01/18/31	2,000	3,110,869

		3,110,869
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,747,765
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,091,151
3.75%, 12/01/21 (Call 09/01/21)[b]	1,000	1,072,660
4.25%, 03/01/21	1,900	2,100,451
5.70%, 03/01/41	600	720,943

		8,732,970

Security	Principal (000s)	Value

BANKS — 4.63%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$4,700	$4,934,383
Associated Banc-Corp
5.13%, 03/28/16 (Call 02/28/16)	600	655,325
Bank of America Corp.
5.63%, 07/01/20	15,350	18,055,369
5.70%, 01/24/22	2,000	2,427,675
5.75%, 12/01/17	1,000	1,153,704
6.50%, 08/01/16	6,050	7,016,122
Series 1
3.75%, 07/12/16	2,500	2,673,073
Bank of America N.A.
6.00%, 10/15/36	8,601	10,635,689
Bank of Montreal
1.75%, 04/29/14	1,250	1,271,018
2.50%, 01/11/17	800	839,492
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	1,250	1,309,889
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,105,584
3.55%, 09/23/21 (Call 08/23/21)	2,650	2,897,838
4.30%, 05/15/14	3,944	4,155,038
4.60%, 01/15/20[b]	3,395	3,927,423
Bank of Nova Scotia
2.05%, 10/07/15	500	517,958
2.90%, 03/29/16	6,250	6,634,749
3.40%, 01/22/15	3,250	3,430,956
4.38%, 01/13/21	1,000	1,157,790
Barclays Bank PLC
5.13%, 01/08/20	8,035	9,170,510
5.20%, 07/10/14	5,085	5,417,919
BB&T Corp.
5.20%, 12/23/15	3,011	3,355,213
5.25%, 11/01/19	1,200	1,395,314
6.85%, 04/30/19	1,824	2,334,017
BBVA U.S. Senior SA Unipersonal
3.25%, 05/16/14	900	899,966
BNP Paribas SA
3.60%, 02/23/16	5,000	5,294,821
5.00%, 01/15/21	4,000	4,478,477
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	1,150	1,154,074
2.35%, 12/11/15	3,700	3,874,247
Capital One Financial Corp.
4.75%, 07/15/21	1,000	1,156,060
6.15%, 09/01/16	10,992	12,647,311
Citigroup Inc.
3.95%, 06/15/16	4,750	5,117,072
4.45%, 01/10/17	6,250	6,912,422
4.59%, 12/15/15	5,000	5,460,989
4.75%, 05/19/15	4,250	4,591,485
5.00%, 09/15/14	1,000	1,053,299
5.38%, 08/09/20	4,750	5,569,847
5.50%, 02/15/17	5,000	5,549,938
6.38%, 08/12/14	10,000	10,830,923
8.13%, 07/15/39	11,864	17,779,745
Comerica Inc.
3.00%, 09/16/15	400	421,703
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	5,750	5,892,654
Credit Suisse New York
2.20%, 01/14/14	1,000	1,011,617

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

3.50%, 03/23/15	$2,000	$2,115,190
5.40%, 01/14/20	500	562,474
Deutsche Bank AG London
6.00%, 09/01/17	9,407	11,309,970
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)[b]	1,500	1,590,619
3.63%, 01/25/16	3,250	3,480,996
8.25%, 03/01/38	1,000	1,427,715
First Horizon National Corp.
5.38%, 12/15/15	250	273,799
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[b]	6,950	7,355,241
5.00%, 10/01/14	28,987	30,894,914
5.25%, 10/15/13	1,200	1,244,813
5.38%, 03/15/20	2,010	2,298,019
5.63%, 01/15/17	2,000	2,188,761
5.75%, 01/24/22	1,500	1,774,024
6.00%, 06/15/20	6,100	7,210,008
6.15%, 04/01/18	6,750	7,857,725
6.25%, 02/01/41	6,000	7,239,909
6.75%, 10/01/37	5,618	6,243,373
HSBC Bank (USA) N.A.
4.88%, 08/24/20	3,500	3,846,204
HSBC Holdings PLC
4.00%, 03/30/22	3,000	3,278,774
5.10%, 04/05/21	1,850	2,178,472
6.10%, 01/14/42	2,500	3,324,360
6.50%, 09/15/37	4,000	4,820,749
HSBC USA Inc.
2.38%, 02/13/15	6,000	6,169,319
J.P. Morgan Chase & Co.
1.88%, 03/20/15	1,800	1,828,602
2.00%, 08/15/17[b]	9,000	9,136,320
3.15%, 07/05/16	3,350	3,553,111
4.25%, 10/15/20	7,800	8,676,638
4.35%, 08/15/21	7,500	8,387,449
4.50%, 01/24/22	8,950	10,140,729
5.40%, 01/06/42	1,200	1,438,149
5.50%, 10/15/40	2,000	2,428,217
5.60%, 07/15/41	2,000	2,467,409
6.30%, 04/23/19	15,000	18,540,519
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,200	1,410,140
KeyCorp
5.10%, 03/24/21	1,000	1,168,858
KfW
0.88%, 09/05/17[b]	4,500	4,513,447
1.00%, 01/12/15	24,800	25,104,380
1.25%, 02/15/17	5,000	5,115,469
1.50%, 04/04/14	20,000	20,306,160
2.63%, 02/16/16	5,000	5,325,140
2.63%, 01/25/22	5,000	5,361,558
2.75%, 09/08/20	14,500	15,815,833
4.88%, 06/17/19	5,520	6,779,601
Series G
4.38%, 03/15/18[b]	5,215	6,111,490

Security	Principal (000s)	Value

Korea Finance Corp.
4.63%, 11/16/21	$1,500	$1,694,248
Landwirtschaftliche Rentenbank
Series G
5.00%, 11/08/16[b]	16,532	19,283,656
Lloyds TSB Bank PLC
4.20%, 03/28/17	800	883,611
Morgan Stanley
3.80%, 04/29/16	4,500	4,680,510
4.10%, 01/26/15	8,500	8,824,212
4.75%, 03/22/17	4,000	4,328,916
5.45%, 01/09/17	4,200	4,592,218
5.50%, 07/24/20	2,500	2,804,659
5.75%, 01/25/21	9,950	11,292,476
6.25%, 08/09/26	551	642,060
6.38%, 07/24/42	1,500	1,754,587
6.63%, 04/01/18	5,234	6,088,464
7.30%, 05/13/19	7,615	9,244,247
National Australia Bank Ltd. New York
1.60%, 08/07/15	1,200	1,219,866
Northern Trust Corp.
2.38%, 08/02/22	450	449,879
3.38%, 08/23/21	950	1,029,694
3.45%, 11/04/20	200	217,967
Oesterreichische Kontrollbank AG
1.38%, 01/21/14	1,500	1,516,648
PNC Funding Corp.
5.25%, 11/15/15[c]	9,135	10,213,643
5.40%, 06/10/14[c]	998	1,066,623
6.70%, 06/10/19[c]	998	1,279,512
Rabobank Nederland
3.38%, 01/19/17	6,200	6,647,693
3.88%, 02/08/22	850	919,384
4.50%, 01/11/21	3,250	3,671,490
5.25%, 05/24/41	2,100	2,487,629
Royal Bank of Canada
1.13%, 01/15/14	1,800	1,810,510
1.15%, 03/13/15	1,000	1,009,643
1.45%, 10/30/14	2,300	2,334,849
2.30%, 07/20/16[b]	2,250	2,353,042
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	750	768,999
4.38%, 03/16/16[b]	3,000	3,264,451
5.63%, 08/24/20	5,000	5,839,990
6.40%, 10/21/19	2,100	2,461,705
State Street Corp.
2.88%, 03/07/16[b]	1,300	1,384,026
4.38%, 03/07/21	600	707,667
4.96%, 03/15/18	800	906,760
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15	1,000	1,007,155
SunTrust Bank
7.25%, 03/15/18	1,000	1,205,612
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)[b]	1,050	1,126,739
6.00%, 09/11/17	2,298	2,736,287
Svenska Handelsbanken AB
2.88%, 04/04/17	1,750	1,849,712
Toronto-Dominion Bank (The)
1.38%, 07/14/14	400	405,299
2.38%, 10/19/16	3,000	3,155,097
2.50%, 07/14/16	1,600	1,681,369

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	$3,700	$3,869,741
2.95%, 07/15/22 (Call 06/15/22)	1,250	1,275,278
3.00%, 03/15/22 (Call 02/15/22)	1,000	1,052,839
4.13%, 05/24/21 (Call 04/23/21)	1,000	1,146,169
UBS AG Stamford
2.25%, 01/28/14	1,000	1,013,170
5.88%, 12/20/17	11,234	13,367,340
US Bank N.A.
4.95%, 10/30/14	8,972	9,623,974
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	3,000	4,174,910
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	10,772	11,498,457
Wells Fargo & Co.
4.60%, 04/01/21	14,400	16,652,347
5.00%, 11/15/14	18,542	19,973,917
5.63%, 12/11/17	1,750	2,092,347
Westpac Banking Corp.
3.00%, 08/04/15	4,500	4,740,204
3.00%, 12/09/15	5,600	5,928,592

		718,715,434
BEVERAGES — 0.55%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	239,147
Anheuser-Busch InBev Worldwide Inc.
2.88%, 02/15/16[b]	2,000	2,123,617
3.75%, 07/15/42	2,000	2,003,384
4.13%, 01/15/15[b]	1,214	1,303,478
4.38%, 02/15/21	2,475	2,865,390
5.38%, 01/15/20	4,015	4,922,827
7.75%, 01/15/19	7,500	10,061,282
8.00%, 11/15/39	2,000	3,293,205
8.20%, 01/15/39	750	1,233,214
Beam Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	261,395
Coca-Cola Co. (The)
1.50%, 11/15/15	3,500	3,594,918
1.80%, 09/01/16	400	415,292
3.15%, 11/15/20	8,850	9,726,355
3.30%, 09/01/21	850	941,306
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450	452,219
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,436,958
Diageo Finance BV
5.30%, 10/28/15	7,107	8,041,383
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,077,395
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,056,867
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,154,820
Molson Coors Brewing Co.
3.50%, 05/01/22	1,350	1,429,108
5.00%, 05/01/42	700	782,547
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	6,731	9,800,315
PepsiCo Inc.
0.75%, 03/05/15	900	904,580
0.80%, 08/25/14	900	904,310
1.25%, 08/13/17	6,100	6,191,291
2.50%, 05/10/16	1,400	1,481,426

Security	Principal (000s)	Value

3.00%, 08/25/21	$2,000	$2,133,357
4.00%, 03/05/42	1,000	1,033,236
7.90%, 11/01/18	3,210	4,333,464

		85,198,086
BIOTECHNOLOGY — 0.20%
Amgen Inc.
1.88%, 11/15/14	700	715,919
2.30%, 06/15/16	550	574,529
2.50%, 11/15/16	2,000	2,110,967
3.45%, 10/01/20	250	267,568
3.63%, 05/15/22 (Call 02/15/22)	2,000	2,148,584
5.15%, 11/15/41 (Call 05/15/41)	2,800	3,196,859
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,745,700
5.70%, 02/01/19	5,080	6,113,567
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,688,882
Celgene Corp.
3.25%, 08/15/22	2,000	2,052,306
3.95%, 10/15/20	1,200	1,302,342
Gilead Sciences Inc.
2.40%, 12/01/14	100	103,265
3.05%, 12/01/16	200	213,892
4.50%, 04/01/21 (Call 01/01/21)	1,200	1,369,204
5.65%, 12/01/41 (Call 06/01/41)	3,350	4,224,524
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	725,681

		31,553,789
BUILDING MATERIALS — 0.04%
CRH America Inc.
6.00%, 09/30/16	4,543	5,108,909
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	258,875

		5,367,784
CHEMICALS — 0.47%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	2,650	2,648,257
Air Products and Chemicals Inc.
2.00%, 08/02/16	1,500	1,557,551
3.00%, 11/03/21	1,000	1,049,732
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,500	1,495,122
3.25%, 10/01/15 (Call 09/01/15)	1,000	1,057,696
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	800	887,679
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	2,000	1,991,797
4.25%, 11/15/20 (Call 08/15/20)	2,790	3,083,370
5.25%, 11/15/41 (Call 05/15/41)	450	500,722
5.90%, 02/15/15	1,000	1,105,372
8.55%, 05/15/19	9,355	12,624,629
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16[b]	9,618	11,193,114
Eastman Chemical Co.
3.00%, 12/15/15	1,000	1,051,920
3.60%, 08/15/22 (Call 05/15/22)	4,000	4,200,172
Ecolab Inc.
2.38%, 12/08/14	150	154,412
3.00%, 12/08/16	450	479,248
5.50%, 12/08/41	1,550	1,874,182

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	$450	$479,269
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)[b]	2,000	2,003,416
5.88%, 04/15/38	100	136,395
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,069,133
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[b]	2,050	2,244,599
4.88%, 03/30/20[b]	2,500	2,926,772
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,544,488
3.60%, 11/15/20	2,600	2,819,228
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	4,250	4,210,229
2.45%, 02/15/22 (Call 11/15/21)[b]	1,900	1,923,258
3.00%, 09/01/21	250	265,262
4.05%, 03/15/21	2,850	3,252,547
RPM International Inc.
6.50%, 02/15/18	1,500	1,764,338
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	595,047
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	218,444
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,200	1,201,142

		73,608,542
COMMERCIAL SERVICES — 0.06%
ADT Corp. (The)
2.25%, 07/15/17[d]	1,350	1,349,168
California Institute of Technology
4.70%, 11/01/11	1,000	1,094,021
Cornell University
4.35%, 02/01/14	1,000	1,044,700
President and Fellows of Harvard College (The)
4.88%, 10/15/40	500	617,599
Verisk Analytics Inc.
4.13%, 09/12/22[b]	700	715,076
Western Union Co. (The)
3.65%, 08/22/18	3,250	3,499,607
Yale University
2.90%, 10/15/14	1,000	1,045,584

		9,365,755
COMPUTERS — 0.34%
Computer Sciences Corp.
4.45%, 09/15/22	1,150	1,176,724
Dell Inc.
1.40%, 09/10/13	500	503,042
2.30%, 09/10/15	500	513,949
5.88%, 06/15/19[b]	3,010	3,470,512
Hewlett-Packard Co.
4.30%, 06/01/21	1,300	1,224,024
4.38%, 09/15/21[b]	9,550	9,026,282
6.00%, 09/15/41[b]	2,150	2,026,457
6.13%, 03/01/14	7,830	8,181,555
International Business Machines Corp.
0.55%, 02/06/15	4,600	4,592,706

Security	Principal (000s)	Value

2.90%, 11/01/21	$700	$747,787
5.70%, 09/14/17	16,032	19,449,310
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,085,297

		51,997,645
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
0.60%, 11/15/14	700	702,015
1.30%, 01/15/17[b]	1,300	1,325,568
2.30%, 05/03/22[b]	1,500	1,537,425
2.95%, 11/01/20	1,600	1,709,801
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	550	554,379
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,026,872
5.55%, 03/05/37	7,368	9,984,865

		16,840,925
DISTRIBUTION & WHOLESALE — 0.01%
Arrow Electronics Inc.
5.13%, 03/01/21	1,300	1,377,638

		1,377,638
DIVERSIFIED FINANCIAL SERVICES — 1.80%
Alterra Finance LLC
6.25%, 09/30/20	900	1,024,683
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[a]	5,547	5,935,290
7.00%, 03/19/18	5,000	6,362,575
American Express Credit Corp.
Series D
5.13%, 08/25/14	1,200	1,291,268
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.70%, 11/15/14	3,500	3,810,473
7.25%, 02/01/18	7,695	9,555,585
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	5,000	5,233,526
Caterpillar Financial Services Corp.
1.05%, 03/26/15	1,500	1,516,450
1.63%, 06/01/17[b]	1,250	1,280,744
2.05%, 08/01/16	2,000	2,085,433
6.13%, 02/17/14	3,765	4,019,314
7.15%, 02/15/19	3,155	4,150,883
Credit Suisse (USA) Inc.
7.13%, 07/15/32[b]	11,392	16,316,942
Ford Motor Credit Co. LLC
3.00%, 06/12/17	1,500	1,531,037
4.25%, 02/03/17	1,000	1,064,247
5.00%, 05/15/18	2,000	2,190,005
5.63%, 09/15/15	6,200	6,779,379
5.88%, 08/02/21	3,000	3,442,116
6.63%, 08/15/17	1,000	1,165,382
7.00%, 04/15/15	6,300	7,021,074
8.00%, 12/15/16	1,350	1,625,249
8.13%, 01/15/20	2,500	3,171,137
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,807,273
General Electric Capital Corp.
2.10%, 01/07/14	9,700	9,864,422

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

2.25%, 11/09/15	$8,250	$8,530,087
2.95%, 05/09/16	8,750	9,244,941
3.35%, 10/17/16	5,250	5,632,196
4.63%, 01/07/21	10,450	11,857,375
4.65%, 10/17/21	4,000	4,541,651
4.88%, 03/04/15	200	217,151
5.63%, 05/01/18	2,000	2,380,148
5.88%, 01/14/38	6,500	7,824,853
5.90%, 05/13/14	2,900	3,117,075
Series A
6.75%, 03/15/32	9,042	11,770,164
HSBC Finance Corp.
6.68%, 01/15/21	8,862	10,473,422
Jefferies Group Inc.
6.88%, 04/15/21	2,500	2,743,750
John Deere Capital Corp.
0.88%, 04/17/15	1,400	1,408,303
1.85%, 09/15/16	7,800	8,071,293
3.15%, 10/15/21	3,700	3,994,884
3.90%, 07/12/21[b]	3,500	4,006,473
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	10,868	12,914,618
Series C
5.00%, 01/15/15	23,960	25,536,916
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15[b]	1,000	1,045,094
5.25%, 01/16/18	333	362,329
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	2,100	2,110,219
3.05%, 02/15/22 (Call 11/15/21)	3,250	3,417,184
Nomura Holdings Inc.
6.70%, 03/04/20	3,000	3,514,344
ORIX Corp.
5.00%, 01/12/16	1,750	1,874,053
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,499,855
1.55%, 09/29/14	2,300	2,337,459
Raymond James Financial Inc.
4.25%, 04/15/16	200	212,488
5.63%, 04/01/24[b]	500	551,444
SLM Corp.
7.25%, 01/25/22	2,000	2,200,000
Series A
5.38%, 05/15/14	9,227	9,688,349
Toyota Motor Credit Corp.
1.25%, 11/17/14	2,000	2,025,227
2.00%, 09/15/16	5,000	5,173,346
3.30%, 01/12/22	1,000	1,081,102
3.40%, 09/15/21	1,200	1,306,669
4.25%, 01/11/21[b]	2,500	2,873,169

		278,782,118
ELECTRIC — 1.67%
Alabama Power Co.
4.10%, 01/15/42	350	369,002
Series 11-C
5.20%, 06/01/41	1,500	1,881,789
Ameren Illinois Co.
2.70%, 09/01/22	4,750	4,857,316
6.13%, 11/15/17	600	728,088

Security	Principal (000s)	Value

American Electric Power Co. Inc.
2.95%, 12/15/22	$1,000	$1,003,629
Appalachian Power Co.
7.95%, 01/15/20[b]	5,104	6,845,893
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	500	537,466
5.05%, 09/01/41 (Call 03/01/41)[b]	1,450	1,676,371
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)[b]	1,750	1,733,733
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	4,750	5,178,418
6.45%, 01/15/38	1,000	1,397,884
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052	4,000,013
Series 08-B
6.75%, 04/01/38	1,000	1,483,441
Constellation Energy Group Inc.
4.55%, 06/15/15	5,457	5,876,695
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	4,500	4,701,298
Detroit Edison Co. (The)
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,449,527
Dominion Resources Inc.
Series C
5.15%, 07/15/15	15,783	17,524,588
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,000	1,029,060
3.90%, 06/15/21 (Call 03/15/21)[b]	1,200	1,353,049
Duke Energy Corp.
1.63%, 08/15/17	4,000	4,038,300
2.15%, 11/15/16	850	878,305
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,031,618
3.55%, 09/15/21 (Call 06/15/21)	1,700	1,815,158
Duke Energy Indiana Inc.
6.45%, 04/01/39[b]	3,300	4,548,052
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	4,726	5,783,203
Edison International
3.75%, 09/15/17	1,100	1,189,361
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)[b]	3,400	3,741,486
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	433,383
Entergy Louisiana LLC
1.88%, 12/15/14	1,000	1,022,679
Exelon Generation Co. LLC
5.35%, 01/15/14	10,318	10,835,141
FirstEnergy Corp.
Series C
7.38%, 11/15/31	7,051	9,199,578
Florida Power & Light Co.
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,171,541
5.25%, 02/01/41 (Call 08/01/40)	700	881,152
5.95%, 02/01/38	4,104	5,574,171
Florida Power Corp.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,312,525
6.40%, 06/15/38	1,000	1,393,769
FPL Group Capital Inc.
7.88%, 12/15/15	500	592,807
Georgia Power Co.
4.30%, 03/15/42	1,000	1,080,363
5.40%, 06/01/40	1,100	1,357,493
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	200	222,220
5.29%, 06/15/22 (Call 03/15/22)[e]	1,000	1,146,389

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Integrys Energy Group Inc.
4.17%, 11/01/20	$850	$900,649
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	1,800	2,057,494
Kentucky Utilities Co.
1.63%, 11/01/15	200	205,195
3.25%, 11/01/20 (Call 08/01/20)	250	273,826
5.13%, 11/01/40 (Call 05/01/40)	500	628,063
LG&E and KU Energy LLC
2.13%, 11/15/15	2,350	2,400,987
3.75%, 11/15/20[b]	1,100	1,155,768
4.38%, 10/01/21 (Call 07/01/21)	1,500	1,660,082
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	256,951
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	11,231	14,544,657
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	700	781,281
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,320,647
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	1,000	1,032,983
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	4,225	4,639,647
5.45%, 09/15/20	1,500	1,746,937
5.80%, 02/01/42 (Call 08/01/41)	1,400	1,619,016
Northern States Power Co.
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,691,458
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,000	1,007,640
Oglethorpe Power Corp.
5.38%, 11/01/40[b]	800	977,728
Ohio Power Co.
Series M
5.38%, 10/01/21[b]	2,000	2,469,579
Oklahoma Gas & Electric Co.
5.25%, 05/15/41 (Call 11/15/40)	1,600	1,968,720
Oncor Electric Delivery Co.
7.00%, 09/01/22	5,418	6,916,945
Pacific Gas & Electric Co.
4.50%, 12/15/41 (Call 06/15/41)	150	167,063
6.05%, 03/01/34	10,018	13,057,340
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,468,177
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	750	797,205
5.20%, 07/15/41 (Call 01/15/41)	300	371,652
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	2,100	2,272,208
Progress Energy Carolinas
3.00%, 09/15/21 (Call 06/15/21)	850	898,733
5.30%, 01/15/19	1,325	1,594,545
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	950	972,055
4.40%, 01/15/21 (Call 10/15/20)	3,200	3,574,358
PSEG Power LLC
2.75%, 09/15/16	2,400	2,477,420
4.15%, 09/15/21 (Call 06/15/21)	2,050	2,217,108
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,750	1,756,120
4.75%, 08/15/41 (Call 02/15/41)	200	233,394

Security	Principal (000s)	Value

5.13%, 06/01/19[b]	$5,600	$6,685,068
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,352,518
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	4,000	4,028,677
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,408,162
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	2,128,828
SCANA Corp.
6.25%, 04/01/20	3,300	3,908,558
Scottish Power Ltd.
5.38%, 03/15/15	800	848,561
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	215,792
Southern California Edison Co.
6.05%, 03/15/39	7,252	10,039,199
Southern Power Co.
5.15%, 09/15/41	3,000	3,506,547
Series D
4.88%, 07/15/15	3,915	4,254,152
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	2,750	2,818,419
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	3,000	2,950,741
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)[b]	1,200	1,323,085
UIL Holdings Corp.
4.63%, 10/01/20	800	860,710
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)[b]	450	493,328
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,213,099

		259,025,029
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	4,450	5,155,353
Energizer Holdings Inc.
4.70%, 05/24/22	1,000	1,062,240

		6,217,593
ELECTRONICS — 0.17%
Agilent Technologies Inc.
3.20%, 10/01/22[b]	550	561,264
5.50%, 09/14/15	1,000	1,115,315
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	200	209,823
Avnet Inc.
4.88%, 12/01/22	1,750	1,794,143
Honeywell International Inc.
5.00%, 02/15/19	7,050	8,410,863
Koninklijke Philips Electronics NV
3.75%, 03/15/22	2,000	2,197,682
5.00%, 03/15/42[b]	2,000	2,293,825
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	545,760
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	3,800	4,002,401
3.60%, 08/15/21 (Call 05/15/21)	4,200	4,505,575
4.50%, 03/01/21	600	681,372

		26,318,023

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance (USA) Inc.
2.88%, 05/08/22	$1,250	$1,288,328
Fluor Corp.
3.38%, 09/15/21	1,400	1,502,038

		2,790,366
ENTERTAINMENT — 0.01%
International Game Technology
7.50%, 06/15/19	1,000	1,199,105

		1,199,105
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,898	1,988,403
4.75%, 05/15/23	3,850	4,373,774
5.50%, 09/15/19	500	587,716
Waste Management Inc.
7.38%, 03/11/19[b]	5,680	7,219,433

		14,169,326
FOOD — 0.48%
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,282,669
ConAgra Foods Inc.
3.25%, 09/15/22	2,750	2,759,557
Delhaize Group SA
4.13%, 04/10/19[b]	1,250	1,277,493
6.50%, 06/15/17[b]	2,944	3,336,223
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	200	211,695
5.40%, 06/15/40	1,100	1,368,334
5.65%, 02/15/19	4,520	5,461,165
H.J. Heinz Co.
2.85%, 03/01/22 (Call 12/01/21)[b]	1,400	1,432,677
3.13%, 09/12/21 (Call 06/12/21)[b]	2,300	2,417,410
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,331,781
4.13%, 12/01/20	800	908,761
Ingredion Inc.
4.63%, 11/01/20	1,000	1,120,619
Kellogg Co.
1.88%, 11/17/16	2,650	2,733,160
3.13%, 05/17/22	1,250	1,309,220
3.25%, 05/21/18[b]	1,300	1,413,107
4.00%, 12/15/20	750	839,699
4.45%, 05/30/16	40	44,638
Kraft Foods Group Inc.
5.00%, 06/04/42[d]	2,000	2,218,349
Kraft Foods Inc.
5.38%, 02/10/20	4,550	5,520,082
6.50%, 08/11/17	16,358	20,241,258
Kroger Co. (The)
3.40%, 04/15/22 (Call 01/15/22)[b]	2,000	2,086,514
5.40%, 07/15/40 (Call 01/15/40)	2,500	2,793,866

Security	Principal (000s)	Value

McCormick & Co. Inc.
3.90%, 07/15/21 (Call 04/15/21)	$1,300	$1,432,801
Safeway Inc.
4.75%, 12/01/21[b]	1,000	1,032,692
Sara Lee Corp.
2.75%, 09/15/15[b]	2,000	2,067,827
Sysco Corp.
0.55%, 06/12/15	350	350,235
Unilever Capital Corp.
4.25%, 02/10/21	750	869,044
5.90%, 11/15/32	3,820	5,325,291

		74,186,167
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,124,643
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,795,904
7.95%, 06/15/18	4,520	5,837,184
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,614,086
4.70%, 03/15/21 (Call 12/15/20)	300	331,494

		10,703,311
GAS — 0.07%
AGL Capital Corp.
5.25%, 08/15/19	1,000	1,205,900
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,726,546
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	975	1,234,179
Questar Corp.
2.75%, 02/01/16	150	157,375
Sempra Energy
2.00%, 03/15/14	1,000	1,015,973
6.50%, 06/01/16	2,452	2,862,680
Southern California Gas Co.
5.13%, 11/15/40	2,500	3,163,063

		11,365,716
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	492,988
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	728,230
5.20%, 09/01/40	2,200	2,562,236

		3,783,454
HEALTH CARE — PRODUCTS — 0.20%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,175,025
2.40%, 08/15/22	1,805	1,819,342
3.65%, 08/15/42	200	196,768
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,646,587
3.13%, 11/08/21	500	539,102
3.25%, 11/12/20	700	758,209
5.00%, 11/12/40	500	613,574
Boston Scientific Corp.
4.50%, 01/15/15	2,900	3,088,975
6.00%, 01/15/20	2,500	2,967,432

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	$1,500	$1,591,953
6.00%, 10/15/17	1,826	2,199,789
CR Bard Inc.
1.38%, 01/15/18	1,550	1,558,498
2.88%, 01/15/16	400	422,187
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	150	160,127
Medtronic Inc.
3.00%, 03/15/15	1,100	1,157,514
4.13%, 03/15/21 (Call 12/15/20)	2,800	3,182,341
4.50%, 03/15/42 (Call 09/15/41)	2,000	2,285,571
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,037,721
3.75%, 07/15/14	1,400	1,467,539
Stryker Corp.
2.00%, 09/30/16	1,000	1,035,043
Zimmer Holdings Inc.
1.40%, 11/30/14	500	505,414
3.38%, 11/30/21 (Call 08/30/21)	800	838,152

		31,246,863
HEALTH CARE — SERVICES — 0.35%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	2,500	2,537,648
2.75%, 11/15/22 (Call 08/15/22)	700	702,543
3.95%, 09/01/20	500	552,337
4.13%, 06/01/21 (Call 03/01/21)	1,300	1,450,688
6.63%, 06/15/36	2,026	2,740,986
Cigna Corp.
2.75%, 11/15/16	500	526,599
4.38%, 12/15/20 (Call 09/15/20)	1,250	1,399,618
4.50%, 03/15/21 (Call 12/15/20)[b]	1,100	1,232,426
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,413,601
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	550	647,904
Humana Inc.
6.45%, 06/01/16	710	810,759
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	1,600	1,787,827
Quest Diagnostics Inc.
4.70%, 04/01/21	6,450	7,248,920
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	1,300	1,409,316
4.88%, 03/15/15	10,457	11,440,653
6.88%, 02/15/38	2,000	2,791,408
WellPoint Inc.
3.13%, 05/15/22	1,000	1,013,682
3.30%, 01/15/23	4,700	4,797,567
4.63%, 05/15/42	1,000	1,047,053
5.25%, 01/15/16	7,293	8,144,452
5.85%, 01/15/36	1,000	1,186,243

		54,882,230
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.85%, 06/15/21[b]	1,250	1,348,903

		1,348,903

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS & WARES — 0.06%
Church & Dwight Co. Inc.
2.88%, 10/01/22[b]	$1,000	$1,014,312
3.35%, 12/15/15	350	367,847
Clorox Co. (The)
3.80%, 11/15/21	2,800	3,053,326
5.00%, 01/15/15	1,226	1,328,080
Kimberly-Clark Corp.
3.88%, 03/01/21	250	283,691
5.30%, 03/01/41	1,000	1,301,871
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,292,271

		8,641,398
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,672,191

		2,672,191
INSURANCE — 0.94%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,552
5.70%, 02/15/17	2,520	2,970,745
Aegon NV
4.75%, 06/01/13	1,200	1,223,974
Aflac Inc.
4.00%, 02/15/22[b]	800	873,466
8.50%, 05/15/19[b]	3,025	4,088,316
Alleghany Corp.
4.95%, 06/27/22	1,500	1,636,300
5.63%, 09/15/20	500	559,992
Allied World Assurance Co. Ltd.
5.50%, 11/15/20	150	167,277
Allstate Corp. (The)
5.55%, 05/09/35	6,168	7,585,238
American International Group Inc.
3.65%, 01/15/14	1,900	1,954,909
4.25%, 09/15/14	4,200	4,425,826
4.88%, 09/15/16	1,000	1,115,465
5.85%, 01/16/18	4,250	4,961,061
8.18%, 05/15/68 (Call 05/15/38)[a]	4,500	5,580,000
8.25%, 08/15/18	5,104	6,635,049
Aon Corp.
3.13%, 05/27/16	1,650	1,742,895
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	500	553,382
AXA SA
8.60%, 12/15/30	1,500	1,882,500
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	2,000	2,080,924
5.40%, 05/15/18[b]	8,500	10,272,910

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Chubb Corp. (The)
6.00%, 05/11/37	$3,020	$3,973,239
CNA Financial Corp.
5.75%, 08/15/21[b]	150	177,504
Fidelity National Financial Inc.
5.50%, 09/01/22	1,750	1,929,177
Genworth Financial Inc.
5.75%, 06/15/14[b]	3,992	4,171,640
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,131,094
Hartford Financial Services Group Inc.
5.13%, 04/15/22	1,000	1,138,450
5.38%, 03/15/17	3,020	3,425,676
6.63%, 04/15/42	1,000	1,255,944
Kemper Corp.
6.00%, 11/30/15	900	968,186
Lincoln National Corp.
4.20%, 03/15/22[b]	2,000	2,121,864
4.85%, 06/24/21	200	222,045
7.00%, 06/15/40	1,000	1,286,481
8.75%, 07/01/19	1,000	1,323,013
Manulife Financial Corp.
3.40%, 09/17/15	100	104,973
Markel Corp.
4.90%, 07/01/22	1,500	1,630,453
5.35%, 06/01/21	1,200	1,324,134
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	7,532	8,474,949
MetLife Inc.
5.00%, 06/15/15	14,717	16,238,633
5.88%, 02/06/41	1,500	1,900,903
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,487,192
8.88%, 05/15/19	1,224	1,655,331
Progressive Corp. (The)
3.75%, 08/23/21[b]	350	384,452
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,717,350
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,800,107
5.63%, 05/12/41	1,000	1,137,374
5.80%, 11/16/41	1,800	2,098,718
6.20%, 11/15/40	1,000	1,215,899
Series B
5.10%, 09/20/14	3,078	3,302,749
Series D
6.00%, 12/01/17	3,952	4,749,862
Reinsurance Group of America Inc.
5.00%, 06/01/21[b]	1,400	1,541,574
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,250	2,551,324
5.35%, 11/01/40	1,000	1,243,244
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,314,432
WR Berkley Corp.
4.63%, 03/15/22	1,400	1,500,040
5.38%, 09/15/20	1,000	1,111,824
XLIT Ltd.
5.75%, 10/01/21	1,300	1,519,680

		145,544,291
INTERNET — 0.09%
Amazon.com Inc.

Security	Principal (000s)	Value

1.20%, 11/29/17	$500	$499,666
2.50%, 11/29/22 (Call 08/29/22)	1,000	999,300
Baidu Inc.
3.50%, 11/28/22	500	508,112
eBay Inc.
0.88%, 10/15/13[b]	1,150	1,153,888
1.35%, 07/15/17[b]	950	961,368
1.63%, 10/15/15	400	410,810
2.60%, 07/15/22 (Call 04/15/22)	2,300	2,327,208
3.25%, 10/15/20 (Call 07/15/20)	1,400	1,512,042
Google Inc.
1.25%, 05/19/14	1,800	1,822,298
2.13%, 05/19/16	1,500	1,567,093
3.63%, 05/19/21	950	1,063,559
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,500	1,547,664

		14,373,008
IRON & STEEL — 0.03%
Cliffs Natural Resources Inc.
4.80%, 10/01/20b	2,000	1,947,927
Nucor Corp.
5.85%, 06/01/18	1,410	1,714,865
Vale SA
5.63%, 09/11/42	1,000	1,078,212

		4,741,004
LODGING — 0.04%
Marriott International Inc.
3.00%, 03/01/19 (Call 12/01/18)	2,000	2,053,684
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,011,876
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	2,050	2,118,476
5.75%, 02/01/18	1,300	1,459,031

		6,643,067
MACHINERY — 0.10%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,600	4,694,843
3.90%, 05/27/21	1,000	1,122,093
5.20%, 05/27/41	3,250	3,979,045
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,000	1,024,538
Joy Global Inc.
5.13%, 10/15/21	250	275,572
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,649,372
Xylem Inc.
3.55%, 09/20/16	2,900	3,083,053

		15,828,516
MANUFACTURING — 0.34%
3M Co.
1.38%, 09/29/16	2,750	2,808,038
2.00%, 06/26/22[b]	1,500	1,492,475

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	$1,490	$1,501,351
Cooper US Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	109,249
Danaher Corp.
1.30%, 06/23/14	150	151,742
2.30%, 06/23/16	150	156,623
3.90%, 06/23/21 (Call 03/23/21)	2,700	3,070,366
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	1,000	1,165,168
5.38%, 03/01/41 (Call 12/01/40)	900	1,163,243
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,000	2,105,000
General Electric Co.
5.25%, 12/06/17	16,862	19,937,484
Harsco Corp.
2.70%, 10/15/15	1,200	1,210,806
5.75%, 05/15/18	1,500	1,649,552
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,406,945
4.88%, 09/15/41 (Call 03/15/41)	800	949,750
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	1,750	2,132,423
Pentair Finance SA
2.65%, 12/01/19[d]	1,635	1,626,448
3.15%, 09/15/22 (Call 06/15/22)[d]	1,500	1,486,485
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	500	568,843
Textron Inc.
4.63%, 09/21/16	800	870,005
5.95%, 09/21/21 (Call 06/21/21)	800	943,309
Turlock Corp.
2.75%, 11/02/22[d]	1,750	1,768,549
4.00%, 11/02/32[d]	600	615,789
Tyco Electronics Group SA
6.55%, 10/01/17	2,800	3,367,762

		52,257,405
MEDIA — 1.04%
Comcast Corp.
5.15%, 03/01/20	9,750	11,770,507
5.90%, 03/15/16	5,500	6,357,343
6.45%, 03/15/37	9,618	12,472,177
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	2,500	2,648,676
5.00%, 03/01/21	3,500	3,884,334
5.20%, 03/15/20	4,650	5,215,456
6.38%, 03/01/41	3,500	4,024,745
Discovery Communications LLC
4.38%, 06/15/21	1,800	2,027,375
4.95%, 05/15/42[b]	2,250	2,456,967
5.05%, 06/01/20	1,100	1,285,999
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,608,755
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,388,477
4.38%, 04/01/21	5,100	5,750,560
5.95%, 04/01/41	600	734,034
News America Inc.
6.20%, 12/15/34	8,482	10,335,385
6.90%, 03/01/19[b]	1,100	1,381,435

Security	Principal (000s)	Value

Scripps Networks Interactive Inc.
2.70%, 12/15/16	$2,400	$2,501,525
Thomson Reuters Corp.
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,185,664
5.70%, 10/01/14	2,000	2,174,062
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	5,190	5,645,824
6.55%, 05/01/37	7,543	9,315,666
6.75%, 07/01/18	4,350	5,458,896
7.50%, 04/01/14	5,250	5,715,347
8.25%, 04/01/19	2,010	2,684,657
Time Warner Inc.
4.00%, 01/15/22[b]	6,450	7,053,940
7.70%, 05/01/32	9,557	13,348,553
Viacom Inc.
1.25%, 02/27/15	1,650	1,661,913
2.50%, 12/15/16	1,000	1,048,523
3.50%, 04/01/17	2,600	2,827,176
4.50%, 03/01/21	2,700	3,066,172
4.50%, 02/27/42	2,500	2,499,713
7.88%, 07/30/30	4,218	5,787,608
Walt Disney Co. (The)
1.35%, 08/16/16	5,600	5,688,845
3.70%, 12/01/42	1,000	1,001,900
3.75%, 06/01/21	3,000	3,376,548
Series E
4.13%, 12/01/41[b]	1,000	1,105,460

		161,490,217
MINING — 0.56%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	2,000	2,102,163
6.15%, 08/15/20[b]	5,250	5,776,825
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22[b]	1,000	989,950
5.38%, 04/15/20	1,900	1,919,101
Barrick Gold Corp.
1.75%, 05/30/14	2,000	2,026,663
2.90%, 05/30/16	1,000	1,052,289
3.85%, 04/01/22	2,500	2,655,466
Barrick North America Finance LLC
4.40%, 05/30/21	1,900	2,101,524
5.70%, 05/30/41	3,100	3,600,077
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	4,000	4,024,439
1.63%, 02/24/17	3,000	3,076,985
2.88%, 02/24/22[b]	1,750	1,829,070
3.25%, 11/21/21	3,000	3,235,417
4.13%, 02/24/42	2,000	2,143,389
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,800	1,859,440
5.88%, 04/01/35	250	286,922
6.25%, 10/01/39	3,200	3,846,104
Rio Tinto Finance (USA) Ltd.
2.25%, 09/20/16	850	882,629
3.75%, 09/20/21	1,600	1,729,760
5.20%, 11/02/40	800	949,920
9.00%, 05/01/19	11,235	15,452,512
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	1,000	1,014,395
Southern Copper Corp.
3.50%, 11/08/22[b]	950	964,906

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

6.75%, 04/16/40	$2,000	$2,370,531
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,176,503
4.75%, 01/15/22 (Call 10/15/21)[b]	4,500	4,869,466
5.20%, 03/01/42 (Call 09/01/41)[b]	1,000	989,486
Vale Overseas Ltd.
4.38%, 01/11/22	1,800	1,903,474
6.88%, 11/21/36	8,618	10,664,607

		86,494,013
MULTI-NATIONAL — 1.14%
African Development Bank
3.00%, 05/27/14	5,020	5,220,301
Corporacion Andina de Fomento
3.75%, 01/15/16	3,000	3,164,263
4.38%, 06/15/22	4,000	4,343,264
European Bank for Reconstruction and Development
0.75%, 09/01/17	7,500	7,521,486
European Investment Bank
1.63%, 09/01/15	250	257,521
2.13%, 07/15/16	6,000	6,308,932
2.50%, 05/16/16	8,100	8,601,903
2.88%, 09/15/20	2,000	2,185,884
3.13%, 06/04/14	17,000	17,685,601
4.00%, 02/16/21	13,000	15,308,316
4.63%, 05/15/14	45,387	48,094,775
International Bank for Reconstruction and Development
0.88%, 04/17/17	5,000	5,055,406
1.00%, 09/15/16	11,000	11,203,345
1.75%, 07/15/13	5,000	5,045,560
2.13%, 03/15/16[b]	6,400	6,753,038
5.00%, 04/01/16	5,020	5,781,167
7.63%, 01/19/23	1,000	1,510,777
International Finance Corp.
1.13%, 11/23/16	11,250	11,497,313
2.75%, 04/20/15	3,000	3,168,961
Series G
3.00%, 04/22/14	3,046	3,159,486
Nordic Investment Bank
2.63%, 10/06/14	5,020	5,236,702

		177,104,001
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.75%, 05/15/18[b]	1,863	1,924,956
5.25%, 01/15/37	1,100	1,144,000
Xerox Corp.
2.95%, 03/15/17	800	819,003
4.50%, 05/15/21[b]	1,750	1,836,825
6.35%, 05/15/18	5,020	5,898,026

		11,622,810
OIL & GAS — 1.47%
Anadarko Petroleum Corp.
5.95%, 09/15/16	9,682	11,199,414
6.45%, 09/15/36	1,000	1,250,557
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[b]	3,650	3,884,965
4.75%, 04/15/43 (Call 10/15/42)	3,000	3,284,459
6.00%, 01/15/37	1,000	1,264,109

Security	Principal (000s)	Value

BP Capital Markets PLC
2.25%, 11/01/16	$3,600	$3,749,000
2.50%, 11/06/22	1,750	1,738,099
3.13%, 10/01/15	800	850,298
3.20%, 03/11/16	1,500	1,602,935
3.25%, 05/06/22	1,000	1,052,943
3.56%, 11/01/21	800	868,258
3.63%, 05/08/14	2,226	2,320,436
3.88%, 03/10/15	1,755	1,875,447
4.74%, 03/11/21	2,500	2,929,331
4.75%, 03/10/19	2,100	2,451,326
5.25%, 11/07/13	2,500	2,610,380
Canadian Natural Resources Ltd.
5.70%, 05/15/17	8,268	9,761,601
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,281,321
5.70%, 10/15/19	4,500	5,503,181
Chevron Corp.
2.36%, 12/05/22	1,000	1,011,333
3.95%, 03/03/14	4,515	4,706,667
ConocoPhillips
5.90%, 10/15/32	13,392	17,310,733
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	1,400	1,551,288
4.75%, 05/15/42 (Call 11/15/41)	1,000	1,075,779
5.60%, 07/15/41 (Call 01/15/41)	900	1,066,644
6.30%, 01/15/19	6,250	7,747,278
Encana Corp.
5.90%, 12/01/17[b]	5,080	6,033,182
6.50%, 02/01/38	2,000	2,483,180
Ensco PLC
3.25%, 03/15/16	2,150	2,279,966
4.70%, 03/15/21	4,100	4,656,959
EOG Resources Inc.
2.50%, 02/01/16	1,500	1,566,897
2.63%, 03/15/23 (Call 12/15/22)	1,200	1,212,641
4.10%, 02/01/21	1,650	1,875,475
EQT Corp.
4.88%, 11/15/21	2,900	3,132,905
Hess Corp.
5.60%, 02/15/41	4,500	5,293,915
Husky Energy Inc.
7.25%, 12/15/19	2,850	3,710,629
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	2,000	2,003,769
6.00%, 10/01/17	1,498	1,802,286
Marathon Petroleum Corp.
3.50%, 03/01/16	150	159,854
5.13%, 03/01/21	1,100	1,286,483
6.50%, 03/01/41 (Call 09/01/40)	1,700	2,097,988
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	500	499,669
5.13%, 12/01/42 (Call 06/01/42)	1,000	990,116
Nabors Industries Inc.
9.25%, 01/15/19	1,200	1,598,463
Nexen Inc.
6.20%, 07/30/19	2,000	2,453,226
6.40%, 05/15/37	250	322,190
7.50%, 07/30/39	1,000	1,442,779
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,637,525
6.00%, 03/01/41 (Call 09/01/40)	1,300	1,576,568

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Noble Holding International Ltd.
3.45%, 08/01/15	$500	$529,117
4.90%, 08/01/20	2,000	2,279,326
6.20%, 08/01/40	1,000	1,206,024
Occidental Petroleum Corp.
2.50%, 02/01/16	1,000	1,059,383
3.13%, 02/15/22 (Call 11/15/21)	4,950	5,304,829
Series 1
4.10%, 02/01/21 (Call 11/01/20)	500	574,238
Phillips 66
2.95%, 05/01/17[d]	1,400	1,492,999
4.30%, 04/01/22[d]	1,500	1,663,084
5.88%, 05/01/42[d]	2,000	2,375,902
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[b]	2,350	2,473,389
Shell International Finance BV
1.13%, 08/21/17	1,000	1,006,034
4.00%, 03/21/14	2,700	2,819,474
4.30%, 09/22/19	3,200	3,710,841
6.38%, 12/15/38	5,451	7,758,237
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[d]	1,800	1,920,571
Statoil ASA
1.80%, 11/23/16	1,000	1,030,970
5.10%, 08/17/40	1,500	1,829,230
5.25%, 04/15/19	5,000	6,024,675
Suncor Energy Inc.
6.10%, 06/01/18	1,451	1,768,361
6.50%, 06/15/38	4,520	5,967,022
6.85%, 06/01/39	1,226	1,676,399
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,250	2,414,396
7.75%, 06/01/19	2,500	3,232,844
Total Capital
2.30%, 03/15/16	1,000	1,045,137
4.45%, 06/24/20	5,000	5,837,556
Total Capital International SA
2.70%, 01/25/23	1,000	1,024,343
2.88%, 02/17/22	750	784,458
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	1,000	1,019,926
4.95%, 11/15/15	250	272,390
5.05%, 12/15/16	500	556,544
6.50%, 11/15/20	1,000	1,202,272
6.80%, 03/15/38	3,000	3,627,187
Valero Energy Corp.
9.38%, 03/15/19	4,070	5,558,437
XTO Energy Inc.
5.50%, 06/15/18	2,000	2,451,839

		227,561,881
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[b]	3,400	3,657,358
5.13%, 09/15/40	750	913,669
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	2,000	2,254,319
5.95%, 06/01/41 (Call 12/01/40)	500	630,893
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,000	1,020,234
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)[b]	1,650	1,837,384
6.15%, 09/15/19	3,750	4,785,746

Security	Principal (000s)	Value

National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$1,400	$1,420,012
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,174,393
Weatherford International Ltd.
9.63%, 03/01/19	7,025	9,051,777

		26,745,785
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	215,424
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	782,940
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	120	128,646
5.75%, 11/01/40 (Call 05/01/40)	1,200	1,345,012

		2,472,022
PHARMACEUTICALS — 0.95%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,974,726
5.13%, 04/01/19	4,039	4,891,037
AbbVie Inc.
1.75%, 11/06/17[d]	3,000	3,049,300
4.40%, 11/06/42[d]	825	874,758
Allergan Inc.
3.38%, 09/15/20	3,200	3,465,828
AmerisourceBergen Corp.
5.88%, 09/15/15	4,257	4,823,364
AstraZeneca PLC
6.45%, 09/15/37	6,143	8,458,999
Bristol-Myers Squibb Co.
0.88%, 08/01/17	3,500	3,477,902
2.00%, 08/01/22	2,400	2,336,260
3.25%, 08/01/42	250	232,378
5.45%, 05/01/18	600	722,370
5.88%, 11/15/36	2,440	3,212,986
Cardinal Health Inc.
3.20%, 06/15/22	5,350	5,547,116
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,258,242
Eli Lilly and Co.
5.55%, 03/15/37	4,268	5,413,553
Express Scripts Holding Co.
2.75%, 11/21/14[d]	2,500	2,585,124
3.13%, 05/15/16	4,750	5,031,418
4.75%, 11/15/21[d]	1,900	2,174,178
6.13%, 11/15/41[d]	1,000	1,282,729
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100	105,360
5.65%, 05/15/18	5,009	6,139,952
6.38%, 05/15/38	2,000	2,798,285
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	6,750	7,041,092
Johnson & Johnson
2.15%, 05/15/16	1,000	1,047,184
3.55%, 05/15/21	1,300	1,465,953
5.55%, 08/15/17	800	972,496
5.95%, 08/15/37	3,950	5,508,530
McKesson Corp.
2.70%, 12/15/22	1,275	1,289,798
4.75%, 03/01/21 (Call 12/01/20)	2,000	2,331,073

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Medco Health Solutions Inc.
2.75%, 09/15/15	$1,500	$1,566,797
7.13%, 03/15/18	1,726	2,166,420
Merck & Co. Inc.
5.00%, 06/30/19	7,568	9,060,311
Novartis Capital Corp.
2.40%, 09/21/22	2,000	2,016,040
2.90%, 04/24/15	5,750	6,053,938
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010	2,411,870
Pfizer Inc.
6.20%, 03/15/19	7,970	10,095,976
7.20%, 03/15/39	1,000	1,552,925
Sanofi
1.20%, 09/30/14	400	405,080
1.63%, 03/28/14	500	507,405
2.63%, 03/29/16	500	527,134
4.00%, 03/29/21	1,600	1,823,515
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250	307,463
6.55%, 09/15/37	2,750	4,031,577
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,259,355
Series 2
3.65%, 11/10/21	1,100	1,186,327
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410	432,908
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	1,050	1,064,967
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,200	1,294,175
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	1,100	1,116,896
6.13%, 08/15/19	600	737,313
Wyeth LLC
5.50%, 02/01/14	7,543	7,985,512

		147,115,895
PIPELINES — 0.60%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	2,250	2,218,663
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	250	259,659
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	450	511,957
6.00%, 05/15/18	2,500	3,019,586
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	2,800	2,988,153
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	1,000	1,133,524
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	1,900	2,047,159
5.50%, 09/15/40 (Call 03/15/40)	250	278,889
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,663,394
9.70%, 03/15/19	2,362	3,196,677
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	4,000	4,165,896
Series G
5.60%, 10/15/14	12,206	13,268,068

Security	Principal (000s)	Value

Kinder Morgan Energy Partners LP
6.95%, 01/15/38	$9,472	$11,952,863
Magellan Midstream Partners LP
4.25%, 02/01/21	2,000	2,216,811
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	950	1,030,093
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	1,150	1,169,539
6.13%, 02/01/41 (Call 08/01/40)[b]	2,250	2,727,256
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	3,550	4,142,446
5.15%, 06/01/42 (Call 12/01/41)[b]	1,050	1,198,961
8.75%, 05/01/19	250	339,294
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,740	3,014,481
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	700	744,228
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	550	587,618
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	1,800	2,228,869
TransCanada PipeLines Ltd.
0.88%, 03/02/15	800	800,029
3.80%, 10/01/20	1,000	1,117,738
6.10%, 06/01/40	2,000	2,680,183
6.50%, 08/15/18	250	316,321
7.13%, 01/15/19	2,978	3,812,124
7.63%, 01/15/39	1,524	2,320,843
Williams Companies Inc. (The)
7.88%, 09/01/21	2,850	3,656,393
8.75%, 03/15/32	619	830,091
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,565,867
5.25%, 03/15/20	500	579,955
6.30%, 04/15/40	2,850	3,477,155
7.25%, 02/01/17	2,300	2,811,946

		93,072,729
REAL ESTATE — 0.04%
ProLogis LP
4.50%, 08/15/17	1,800	1,936,943
6.25%, 03/15/17	600	685,326
6.88%, 03/15/20 (Call 12/16/19)[b]	1,400	1,682,168
7.63%, 08/15/14	2,100	2,298,796

		6,603,233
REAL ESTATE INVESTMENT TRUSTS — 0.44%
American Tower Corp.
4.50%, 01/15/18	2,750	3,010,908
4.63%, 04/01/15	1,000	1,064,878
4.70%, 03/15/22	1,000	1,106,286
AvalonBay Communities Inc.
3.95%, 01/15/21 (Call 10/15/20)[b]	450	484,425
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	300	325,140
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	4,000	4,054,054
5.25%, 03/15/21	1,500	1,703,783

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	$1,750	$1,787,640
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	6,500	7,313,341
HCP Inc.
2.70%, 02/01/14	400	407,386
3.75%, 02/01/16	200	212,815
5.38%, 02/01/21 (Call 11/03/20)	6,650	7,651,063
Health Care REIT Inc.
3.63%, 03/15/16	200	211,511
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,733,423
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,447,102
5.13%, 03/15/43 (Call 09/15/42)	850	843,908
6.50%, 03/15/41 (Call 09/15/40)	1,000	1,252,019
Healthcare Realty Trust Inc.
5.75%, 01/15/21[b]	1,100	1,252,108
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)[b]	2,150	2,232,280
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	3,000	3,307,762
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	1,000	1,098,754
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	700	786,900
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[b]	1,500	1,618,479
5.10%, 06/15/15	9,618	10,628,841
5.65%, 02/01/20 (Call 11/01/19)	3,100	3,714,981
UDR Inc.
4.25%, 06/01/18	1,550	1,721,072
Series 0001
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,675,037
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	778,351
4.25%, 03/01/22 (Call 12/01/21)[b]	2,200	2,363,901
4.75%, 06/01/21 (Call 03/01/21)	500	553,046
Vornado Realty Trust
5.00%, 01/15/22	500	557,790

		67,898,984
RETAIL — 0.74%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	250	255,000
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	500	531,532
Costco Wholesale Corp.
1.70%, 12/15/19	3,000	3,003,454
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,500	1,512,052
4.75%, 05/18/20 (Call 12/18/19)	1,100	1,291,439
6.13%, 09/15/39	5,270	6,850,760
Darden Restaurants Inc.
4.50%, 10/15/21	2,300	2,537,145
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	3,200	3,568,000
Home Depot Inc. (The)
5.40%, 03/01/16	7,862	9,002,406
5.95%, 04/01/41 (Call 10/01/40)	1,500	2,027,497
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	320,198
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	4,100	4,192,737

Security	Principal (000s)	Value

3.75%, 04/15/21 (Call 01/15/21)	$2,000	$2,196,946
3.80%, 11/15/21 (Call 08/15/21)	650	718,001
5.13%, 11/15/41 (Call 05/15/41)	800	947,307
5.80%, 04/15/40 (Call 10/15/39)	2,000	2,540,469
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	4,600	5,341,387
6.38%, 03/15/37	1,400	1,739,650
McDonald’s Corp.
2.63%, 01/15/22	1,200	1,261,426
3.63%, 05/20/21	2,000	2,250,722
3.70%, 02/15/42	1,925	1,945,476
5.35%, 03/01/18	1,702	2,065,742
5.80%, 10/15/17	200	245,391
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[b]	1,800	2,020,014
4.75%, 05/01/20[b]	1,100	1,274,006
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,222,961
QVC Inc.
5.13%, 07/02/22[d]	1,500	1,583,296
Target Corp.
2.90%, 01/15/22	1,500	1,604,542
7.00%, 01/15/38	7,232	10,589,840
TJX Companies Inc. (The)
6.95%, 04/15/19	100	126,680
Wal-Mart Stores Inc.
2.80%, 04/15/16	11,250	11,972,347
4.25%, 04/15/21[b]	6,800	7,998,026
6.50%, 08/15/37	10,372	14,684,934
Walgreen Co.
3.10%, 09/15/22	1,750	1,778,402
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,388,478
3.88%, 11/01/20 (Call 08/01/20)[b]	900	977,720
5.30%, 09/15/19	1,500	1,754,781

		115,320,764
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,000	1,193,500
Santander Holdings USA Inc.
4.63%, 04/19/16	550	581,008

		1,774,508
SEMICONDUCTORS — 0.12%
Analog Devices Inc.
3.00%, 04/15/16	150	160,989
Applied Materials Inc.
2.65%, 06/15/16[b]	250	263,736
4.30%, 06/15/21	800	903,014
5.85%, 06/15/41	750	934,253
Broadcom Corp.
2.38%, 11/01/15	150	157,137
2.50%, 08/15/22[d]	1,000	999,300
2.70%, 11/01/18	300	317,967
Intel Corp.
1.95%, 10/01/16	950	989,919
3.30%, 10/01/21	6,300	6,807,195
4.80%, 10/01/41	800	899,962
Texas Instruments Inc.
0.45%, 08/03/15	1,000	995,414
1.38%, 05/15/14	2,750	2,788,793
2.38%, 05/16/16	2,700	2,838,721

		19,056,400

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

SOFTWARE — 0.20%
BMC Software Inc.
4.25%, 02/15/22	$200	$197,620
Dun & Bradstreet Corp.
4.38%, 12/01/22	1,000	1,007,828
Fiserv Inc.
3.13%, 06/15/16	125	131,251
3.50%, 10/01/22 (Call 07/01/22)	1,500	1,511,395
4.75%, 06/15/21	1,000	1,102,587
Intuit Inc.
5.75%, 03/15/17	1,000	1,155,100
Microsoft Corp.
4.00%, 02/08/21	3,750	4,311,227
4.20%, 06/01/19	3,010	3,469,626
4.50%, 10/01/40	700	800,704
Oracle Corp.
2.50%, 10/15/22	2,500	2,531,095
5.25%, 01/15/16	8,307	9,413,174
5.38%, 07/15/40	4,000	5,039,332

		30,670,939
TELECOMMUNICATIONS — 1.42%
America Movil SAB de CV
2.38%, 09/08/16	700	729,854
3.13%, 07/16/22	4,000	4,096,031
5.00%, 03/30/20	5,250	6,159,305
6.13%, 03/30/40	2,150	2,835,665
AT&T Inc.
2.40%, 08/15/16	10,000	10,484,163
2.95%, 05/15/16	3,500	3,729,536
3.88%, 08/15/21	7,000	7,889,884
4.45%, 05/15/21	4,200	4,912,065
5.35%, 09/01/40	4,000	4,683,488
5.55%, 08/15/41[b]	5,750	6,917,116
BellSouth Corp.
6.00%, 11/15/34	15,142	17,277,052
British Telecommunications PLC
9.63%, 12/15/30	2,540	4,075,654
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,018	8,444,605
CenturyLink Inc.
7.65%, 03/15/42[b]	1,500	1,555,369
Cisco Systems Inc.
4.45%, 01/15/20	4,650	5,450,509
5.50%, 02/22/16	4,000	4,592,643
5.90%, 02/15/39	3,880	5,039,554
Corning Inc.
4.75%, 03/15/42	1,500	1,575,613
Deutsche Telekom International Finance BV
8.75%, 06/15/30	6,618	9,909,383
Embarq Corp.
7.08%, 06/01/16	5,532	6,485,181
8.00%, 06/01/36	500	545,317
France Telecom SA
2.75%, 09/14/16	5,200	5,455,211
4.38%, 07/08/14	2,026	2,134,367
5.38%, 07/08/19	1,626	1,913,418

Security	Principal (000s)	Value

8.50%, 03/01/31	$1,400	$2,071,389
GTE Corp.
6.84%, 04/15/18	500	623,717
Harris Corp.
4.40%, 12/15/20	1,950	2,120,747
5.00%, 10/01/15	600	658,497
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,092,911
4.60%, 03/15/21	950	1,016,955
5.95%, 03/15/41	150	176,784
Motorola Solutions Inc.
3.75%, 05/15/22[b]	1,000	1,031,525
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	404,245
Qwest Corp.
6.75%, 12/01/21	5,000	5,903,011
Rogers Communications Inc.
6.80%, 08/15/18	3,200	4,051,099
Telecom Italia Capital SA
5.25%, 11/15/13	350	359,188
7.72%, 06/04/38	6,148	6,486,139
Telefonica Emisiones SAU
3.99%, 02/16/16	2,100	2,126,250
4.95%, 01/15/15	1,105	1,149,200
5.13%, 04/27/20	3,000	3,007,500
5.46%, 02/16/21	2,850	2,899,875
7.05%, 06/20/36	2,024	2,071,058
Verizon Communications Inc.
1.25%, 11/03/14	3,400	3,442,039
1.95%, 03/28/14	2,000	2,038,191
2.00%, 11/01/16	6,400	6,654,275
3.00%, 04/01/16	500	533,314
4.60%, 04/01/21[b]	3,000	3,555,950
6.00%, 04/01/41	1,250	1,661,008
7.75%, 12/01/30	14,892	21,909,848
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	232,093
Vodafone Group PLC
2.50%, 09/26/22	2,900	2,918,106
5.63%, 02/27/17	11,257	13,287,038

		220,372,935
TEXTILES — 0.00%
Cintas Corp. No. 2
2.85%, 06/01/16	650	676,110

		676,110
TOYS, GAMES & HOBBIES — 0.01%
Mattel Inc.
2.50%, 11/01/16	150	156,069
4.35%, 10/01/20	400	441,609
5.45%, 11/01/41 (Call 05/01/41)	350	400,964

		998,642
TRANSPORTATION — 0.37%
Burlington Northern Santa Fe Corp.
3.05%, 09/01/22 (Call 06/01/22)	1,650	1,726,888
4.70%, 10/01/19	3,600	4,178,430
6.15%, 05/01/37	4,803	6,303,611

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$800	$806,564
2.85%, 12/15/21 (Call 09/15/21)[b]	950	1,002,387
5.55%, 03/01/19	3,600	4,416,515
Canadian Pacific Railway Co.
7.13%, 10/15/31	2,250	2,981,739
CSX Corp.
6.00%, 10/01/36	5,832	7,210,300
FedEx Corp.
2.63%, 08/01/22[b]	2,200	2,221,940
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	2,700	2,796,187
3.25%, 12/01/21 (Call 09/01/21)[b]	2,000	2,115,989
4.84%, 10/01/41	5,407	6,166,561
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	1,300	1,321,997
2.50%, 03/01/18 (Call 02/01/18)[b]	1,750	1,773,789
3.50%, 06/01/17	700	742,991
3.60%, 03/01/16	1,000	1,051,250
Union Pacific Corp.
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,527,486
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,138,607
6.15%, 05/01/37	250	330,435
United Parcel Service Inc.
2.45%, 10/01/22	1,300	1,316,139
3.13%, 01/15/21	3,000	3,226,628
5.13%, 04/01/19	200	240,189
6.20%, 01/15/38	1,826	2,480,157

		58,076,779
TRUCKING & LEASING — 0.01%
GATX Corp.
3.50%, 07/15/16[b]	1,000	1,034,975
4.85%, 06/01/21	600	630,354

		1,665,329

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,269,600,186)		3,599,973,605

FOREIGN AGENCY OBLIGATIONS[f] — 1.28%

BRAZIL — 0.18%
Petrobras International Finance Co.
2.88%, 02/06/15	3,000	3,093,146
3.50%, 02/06/17	3,000	3,159,337
3.88%, 01/27/16	5,000	5,298,791
5.38%, 01/27/21	1,500	1,685,753
5.75%, 01/20/20	6,180	7,047,734
6.75%, 01/27/41	3,250	4,063,438
7.88%, 03/15/19	2,548	3,198,713

		27,546,912
CANADA — 0.47%
British Columbia (Province of)
2.10%, 05/18/16[b]	3,000	3,158,905
2.65%, 09/22/21	2,000	2,130,825

Security	Principal (000s)	Value

Export Development Canada
1.50%, 05/15/14	$3,000	$3,053,127
Hydro-Quebec
2.00%, 06/30/16	13,150	13,749,627
Manitoba (Province of)
1.38%, 04/28/14	3,000	3,042,502
Ontario (Province of)
1.38%, 01/27/14	3,000	3,036,537
2.30%, 05/10/16	11,250	11,872,512
2.70%, 06/16/15	5,000	5,275,090
2.95%, 02/05/15	950	1,000,836
3.00%, 07/16/18[b]	3,000	3,297,471
3.15%, 12/15/17	3,000	3,312,034
4.10%, 06/16/14	5,094	5,383,544
Quebec (Province of)
7.50%, 09/15/29	8,977	13,930,634

		72,243,644
JAPAN — 0.06%
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,213,873
2.50%, 05/18/16	4,400	4,682,303

		9,896,176
MEXICO — 0.16%
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020	5,885,950
Petroleos Mexicanos
4.88%, 01/24/22	4,500	5,085,000
6.50%, 06/02/41	6,000	7,545,000
8.00%, 05/03/19	5,020	6,582,475

		25,098,425
SOUTH KOREA — 0.11%
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240	7,809,410
Korea Development Bank
3.25%, 03/09/16	5,000	5,259,654
3.50%, 08/22/17[b]	3,300	3,543,064

		16,612,128
SUPRANATIONAL — 0.30%
Asian Development Bank
1.63%, 07/15/13	3,000	3,024,630
2.50%, 03/15/16	9,500	10,127,123
2.63%, 02/09/15	5,020	5,266,848
2.75%, 05/21/14[b]	7,383	7,642,053
Inter-American Development Bank
1.38%, 10/18/16	5,000	5,158,314
2.25%, 07/15/15	6,500	6,821,066
3.88%, 10/28/41	3,000	3,348,509
Series E
3.88%, 09/17/19	5,000	5,890,040

		47,278,583

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $186,856,785)		198,675,868

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[f] — 1.24%

BRAZIL — 0.27%
Brazil (Federative Republic of)
4.88%, 01/22/21[b]	$4,000	$4,830,000
5.88%, 01/15/19[b]	2,010	2,499,435
7.13%, 01/20/37	10,942	16,960,100
8.00%, 01/15/18	10,350	12,130,656
10.13%, 05/15/27	3,400	6,239,000

		42,659,191
CANADA — 0.07%
Canada (Government of)
0.88%, 02/14/17	9,000	9,102,263
2.38%, 09/10/14	1,000	1,037,248

		10,139,511
CHILE — 0.02%
Chile (Republic of)
3.25%, 09/14/21[b]	3,000	3,285,720

		3,285,720
COLOMBIA — 0.11%
Colombia (Republic of)
4.38%, 07/12/21	4,200	4,882,500
6.13%, 01/18/41	2,000	2,765,000
7.38%, 01/27/17	1,500	1,860,000
7.38%, 03/18/19	2,000	2,643,000
7.38%, 09/18/37	2,500	3,906,250
8.25%, 12/22/14	1,000	1,160,000

		17,216,750
ISRAEL — 0.02%
Israel (State of)
5.13%, 03/26/19[b]	3,000	3,487,500

		3,487,500
ITALY — 0.13%
Italy (Republic of)
5.25%, 09/20/16	19,142	20,407,531

		20,407,531
MEXICO — 0.30%
United Mexican States
3.63%, 03/15/22[b]	10,800	11,890,800
4.75%, 03/08/44	5,000	5,710,000
5.13%, 01/15/20	4,250	5,093,625
5.63%, 01/15/17	8,752	10,226,711
6.75%, 09/27/34	9,618	13,753,740

		46,674,876
PANAMA — 0.07%
Panama (Republic of)

Security	Principal (000s)	Value

6.70%, 01/26/36	$5,000	$7,150,000
7.25%, 03/15/15	3,000	3,405,000

		10,555,000
PERU — 0.07%
Peru (Republic of)
6.55%, 03/14/37	2,000	2,945,000
7.13%, 03/30/19	6,305	8,332,057

		11,277,057
POLAND — 0.11%
Poland (Republic of)
3.88%, 07/16/15	5,000	5,372,500
5.00%, 03/23/22	6,075	7,188,912
6.38%, 07/15/19	3,000	3,747,000

		16,308,412
SOUTH AFRICA — 0.04%
South Africa (Republic of)
5.50%, 03/09/20	3,000	3,563,100
6.25%, 03/08/41	2,000	2,695,400

		6,258,500
SOUTH KOREA — 0.03%
Korea (Republic of)
7.13%, 04/16/19	3,000	3,952,073

		3,952,073

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $169,405,411)		192,222,121

MUNICIPAL DEBT OBLIGATIONS — 0.96%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues BAB
4.84%, 01/01/41	175	211,580

		211,580
CALIFORNIA — 0.34%
Bay Area Toll Authority RB Highway Revenue Tolls BAB
6.26%, 04/01/49	850	1,189,405
Series S1
7.04%, 04/01/50	2,500	3,693,775
County of Sonoma RB Miscellaneous Revenue
Series A
6.00%, 12/01/29 (GTD)	2,000	2,258,020
East Bay Municipal Utility District RB Water Revenue BAB
Series B
5.87%, 06/01/40	4,000	5,362,880
Los Angeles Community College District GO BAB
6.75%, 08/01/49	2,000	2,824,740
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue BAB
5.74%, 06/01/39	815	1,028,440
Los Angeles County Public Works Financing Authority RB Lease Abatement BAB
7.62%, 08/01/40	900	1,202,085
Los Angeles Department of Water & Power RB Electric Power & Light Revenues BAB
6.57%, 07/01/45	1,600	2,271,088

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

Series A
5.72%, 07/01/39	$1,000	$1,238,750
Los Angeles Department of Water & Power RB Water Revenue BAB
6.60%, 07/01/50	325	478,748
Los Angeles Unified School District GO BAB
5.75%, 07/01/34	1,000	1,208,590
6.76%, 07/01/34	1,250	1,681,737
Orange County Local Transportation Authority RB Sales Tax Revenue
Series A
6.91%, 02/15/41	650	917,430
San Francisco City & County Public Utilities Commission RB Water Revenue BAB
6.00%, 11/01/40	2,500	3,136,850
Santa Clara Valley Transportation Authority RB Sales Tax Revenue BAB
5.88%, 04/01/32	925	1,137,898
State of California GO
5.95%, 04/01/16	7,127	8,173,386
State of California GO BAB
7.30%, 10/01/39	7,000	9,717,470
7.55%, 04/01/39	1,000	1,444,500
7.70%, 11/01/30 (Call 11/01/20)	500	613,895
University of California Regents RB Medical Center Pooled Revenue BAB
Series F
6.58%, 05/15/49	1,000	1,345,060
University of California Regents RB College & University Revenue BAB
5.77%, 05/15/43	1,000	1,237,300
5.95%, 05/15/45	900	1,122,057

		53,284,104
COLORADO — 0.00%
Regional Transportation District RB Sales Tax Revenue BAB
Series B
5.84%, 11/01/50	500	692,895

		692,895
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,500	1,916,055

		1,916,055
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,207,310
Project M, Series 2010A
6.66%, 04/01/57	750	894,165
Project P, Series 2010A
7.06%, 04/01/57	300	336,378

		2,437,853

Security	Principal (000s)	Value

ILLINOIS — 0.14%
Chicago Board of Education GO
Series C
6.32%, 11/01/29	$500	$582,285
Chicago Transit Authority RB Sales Tax Revenue
Series A
6.90%, 12/01/40	2,000	2,445,840
City of Chicago GO
Series C
7.78%, 01/01/35	400	527,180
City of Chicago RB Port Airport & Marina Revenue BAB
Series B
6.40%, 01/01/40	500	658,225
City of Chicago RB Water Revenue BAB
Series B
6.74%, 11/01/40	300	414,663
State of Illinois GO
4.42%, 01/01/15	1,250	1,324,475
5.10%, 06/01/33	9,233	9,316,651
5.37%, 03/01/17	2,500	2,812,750
5.88%, 03/01/19	2,450	2,824,654

		20,906,723
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue BAB
Series B-2
6.12%, 01/15/40	1,000	1,330,470

		1,330,470
MARYLAND — 0.01%
Maryland State Transportation Authority RB Transit Revenue BAB
5.89%, 07/01/43	1,500	2,011,920

		2,011,920
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GO BAB
Series E
4.20%, 12/01/21	400	458,920
5.46%, 12/01/39	1,000	1,277,320
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.73%, 06/01/40	1,400	1,852,186

		3,588,426
MISSISSIPPI — 0.01%
State of Mississippi GO
5.25%, 11/01/34	1,000	1,209,560

		1,209,560
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls BAB
5.45%, 05/01/33	1,050	1,293,096

		1,293,096

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB Lease Appropriation
Series B
0.00%, 02/15/19 (AGM)	$500	$407,495
0.00%, 02/15/21 (AGM)	1,000	750,920
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,908,750
New Jersey State Turnpike Authority RB Miscellaneous Revenue BAB
Series F
7.41%, 01/01/40	3,044	4,517,692
New Jersey Transportation Trust Fund Authority RB Transit Revenue BAB
Series C
5.75%, 12/15/28	1,660	2,003,636
6.10%, 12/15/28 (Call 12/15/20)	1,000	1,165,390
Rutgers - State University of New Jersey RB College & University Revenue BAB
5.67%, 05/01/40 (GOI)	900	1,144,557

		11,898,440
NEW YORK — 0.13%
City of New York GO BAB
Series C-1
5.52%, 10/01/37	1,000	1,246,540
Metropolitan Transportation Authority RB Transit Revenue BAB
7.34%, 11/15/39	1,790	2,647,607
Series C-1
6.69%, 11/15/40	1,000	1,324,870
Series E
6.81%, 11/15/40	500	670,980
New York City Municipal Water Finance Authority RB Water Revenue BAB
5.72%, 06/15/42	2,645	3,495,209
New York City Transitional Finance Authority RB Sales Tax Revenue BAB
5.51%, 08/01/37	1,000	1,254,300
New York State Dormitory Authority RB Income Tax Revenue BAB
Series D
5.60%, 03/15/40	1,500	1,899,420
New York State Urban Development Corp. RB State Personal Income Tax BAB
5.77%, 03/15/39	940	1,160,195
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.93%, 10/01/51 (GOI)	2,000	2,248,380
5.65%, 11/01/40 (GOI)	2,205	2,684,102
State of New York GO BAB
5.97%, 03/01/36	1,250	1,626,313

		20,257,916
OHIO — 0.03%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues BAB
5.94%, 02/15/47	1,300	1,523,925
Series E
6.27%, 02/15/50	1,200	1,446,996
Northeast Ohio Regional Sewer District RB Sewer Revenue BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,044,990
Ohio State University (The) RB General Receipts Revenue BAB
4.91%, 06/01/40	535	637,265

		4,653,176

Security	Principal (000s)	Value

PENNSYLVANIA — 0.03%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	$2,500	$2,945,250
Pennsylvania Turnpike Commission RB Highway Revenue Tolls BAB
Series B
5.51%, 12/01/45	1,000	1,202,010

		4,147,260
PUERTO RICO — 0.01%
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
3.67%, 05/01/14	1,300	1,306,058

		1,306,058
TEXAS — 0.10%
City of San Antonio RB Electric Power & Light Revenues
Series C
5.99%, 02/01/39	1,000	1,310,880
Dallas Area Rapid Transit RB Sales Tax Revenue BAB
4.92%, 12/01/41	1,285	1,543,234
5.02%, 12/01/48	500	610,795
Dallas Convention Center Hotel Development Corp. RB Hotel Occupancy Tax BAB
7.09%, 01/01/42	700	854,574
State of Texas GO BAB
Series A
4.63%, 04/01/33	1,200	1,398,852
4.68%, 04/01/40	2,000	2,365,520
Texas State Transportation Commission RB Highway Revenue Tolls BAB
Series B
5.18%, 04/01/30	5,000	6,155,750
University of Texas System Board of Regents RB College & University Revenue BAB
Series C
4.79%, 08/15/46	1,500	1,795,020

		16,034,625
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	543,555

		543,555
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,269,510

		1,269,510

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $126,115,628)		148,993,222

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.05%

MORTGAGE-BACKED SECURITIES — 29.16%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/27[g]	33,000	34,423,125
2.66%, 01/01/42[a]	4,306	4,523,624

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

2.96%, 09/01/41[a]	$6,841	$7,187,805
2.98%, 05/01/42[a]	3,621	3,806,189
2.99%, 11/01/40[a]	13,562	14,195,335
3.00%, 01/01/27	16,214	16,976,210
3.00%, 03/01/27	13,295	13,934,784
3.00%, 05/01/27	13,834	14,499,884
3.00%, 06/01/27	24,787	25,979,395
3.00%, 12/01/27[g]	10,531	11,024,641
3.00%, 12/01/42[g]	32,000	33,550,000
3.16%, 11/01/40[a]	7,963	8,359,094
3.25%, 08/01/41[a]	5,720	6,018,256
3.35%, 11/01/40[a]	10,258	10,836,576
3.42%, 11/01/41[a]	17,624	18,648,331
3.50%, 11/01/25	21,982	23,130,325
3.50%, 03/01/26	15,859	16,706,551
3.50%, 06/01/26	4,591	4,836,664
3.50%, 12/01/27[g]	54,687	58,139,455
3.50%, 03/01/32	6,008	6,420,066
3.50%, 06/01/42	29,045	30,904,483
3.50%, 10/01/42	24,940	26,536,165
3.50%, 11/01/42	8,000	8,512,119
4.00%, 05/01/25	3,126	3,316,566
4.00%, 10/01/25	17,331	18,388,644
4.00%, 02/01/26	8,866	9,424,019
4.00%, 05/01/26	11,668	12,402,082
4.00%, 12/01/27[g]	4,778	5,066,920
4.00%, 01/01/41	51,734	55,170,312
4.00%, 02/01/41	12,902	13,759,205
4.00%, 03/01/41	11,826	12,612,005
4.00%, 09/01/41	20,294	21,641,404
4.00%, 11/01/41	5,220	5,566,857
4.00%, 12/01/41	3,087	3,292,260
4.00%, 01/01/42	8,928	9,520,856
4.00%, 02/01/42	13,044	13,985,621
4.00%, 03/01/42	4,139	4,437,957
4.00%, 06/01/42	13,763	14,756,730
4.00%, 12/01/42[g]	1,916	2,042,636
4.08%, 12/01/38[a]	9,663	10,350,955
4.50%, 04/01/22	11,273	12,049,780
4.50%, 05/01/23	6,438	6,874,852
4.50%, 07/01/24	4,670	4,992,973
4.50%, 08/01/24	1,110	1,186,660
4.50%, 09/01/24	2,910	3,111,509
4.50%, 10/01/24	2,813	3,008,102
4.50%, 12/01/27[g]	530	563,705
4.50%, 08/01/30	19,016	20,473,080
4.50%, 03/01/39	16,165	17,270,965
4.50%, 05/01/39	15,545	16,608,216
4.50%, 06/01/39	16,076	17,175,088
4.50%, 09/01/39	6,255	6,682,718
4.50%, 10/01/39	24,421	26,090,595
4.50%, 11/01/39	5,514	5,891,366
4.50%, 12/01/39	14,377	15,360,161
4.50%, 01/01/40	6,347	6,787,326
4.50%, 08/01/40	21,294	22,793,913
4.50%, 11/01/40	32,771	35,080,537
4.50%, 02/01/41	29,403	31,528,589
4.50%, 05/01/41	22,153	23,714,214
5.00%, 12/01/24	16,493	17,909,425
5.00%, 08/01/25	11,965	12,983,602
5.00%, 06/01/26	2,780	3,016,938
5.00%, 06/01/33	4,639	4,997,779
5.00%, 12/01/33	16,389	17,657,552

Security	Principal (000s)	Value

5.00%, 07/01/35	$19,799	$21,293,075
5.00%, 01/01/36	12,922	13,880,774
5.00%, 01/01/37	1,319	1,416,676
5.00%, 02/01/37	1,105	1,187,527
5.00%, 02/01/38	5,966	6,408,726
5.00%, 03/01/38	47,227	50,596,584
5.00%, 12/01/38	6,698	7,178,265
5.00%, 08/01/40	6,218	6,732,775
5.00%, 09/01/40	22,279	24,123,743
5.00%, 08/01/41	5,588	6,060,627
5.00%, 12/01/42[g]	96	103,005
5.50%, 10/01/23	4,153	4,501,290
5.50%, 12/01/27[g]	112	119,735
5.50%, 02/01/34	16,840	18,273,929
5.50%, 05/01/35	12,668	13,695,815
5.50%, 06/01/35	8,280	8,951,588
5.50%, 05/01/36	12,858	13,835,921
5.50%, 07/01/36	25,683	27,635,998
5.50%, 03/01/38	17,664	19,010,034
5.50%, 04/01/38	4,561	4,908,254
5.50%, 01/01/39	7,351	7,966,261
5.50%, 11/01/39	10,117	10,886,544
5.50%, 12/01/42[g]	584	629,625
6.00%, 10/01/36	7,276	8,025,389
6.00%, 02/01/37	9,411	10,222,374
6.00%, 11/01/37	38,048	41,336,049
6.00%, 09/01/38	681	740,284
6.00%, 12/01/42[g]	1,420	1,544,028
Federal National Mortgage Association
2.17%, 02/01/36[a]	7,826	8,225,185
2.47%, 02/01/42[a]	4,357	4,561,218
2.50%, 12/01/27[g]	59,000	61,719,531
2.77%, 08/01/41[a]	8,371	8,781,914
2.89%, 10/01/41[a]	7,785	8,190,065
3.00%, 01/01/27	26,618	28,069,475
3.00%, 06/01/27	19,927	21,034,132
3.00%, 07/01/27	14,475	15,279,717
3.00%, 12/01/27[g]	29,287	30,888,633
3.00%, 11/01/42	29,000	30,532,964
3.00%, 12/01/42[g]	44,000	46,296,250
3.50%, 01/01/26	11,069	11,746,890
3.50%, 02/01/26	19,440	20,609,909
3.50%, 04/01/26	8,952	9,500,280
3.50%, 08/01/26	9,415	9,991,646
3.50%, 10/01/26	10,019	10,632,569
3.50%, 02/01/27	10,613	11,298,379
3.50%, 05/01/27	10,699	11,389,913
3.50%, 12/01/27[g]	4,000	4,242,500
3.50%, 01/01/32	9,683	10,333,752
3.50%, 02/01/32	10,149	10,831,338
3.50%, 09/01/40	7,440	7,934,835
3.50%, 11/01/40	8,972	9,568,941
3.50%, 12/01/40	3,819	4,073,144
3.50%, 03/01/41	16,862	17,983,031
3.50%, 12/01/41	5,869	6,259,658
3.50%, 01/01/42	2,499	2,664,984
3.50%, 03/01/42	12,636	13,490,930
3.50%, 06/01/42	51,890	55,400,896
3.50%, 10/01/42	33,803	36,090,381
3.50%, 12/01/42[g]	88,124	94,086,139
3.61%, 05/01/40[a]	10,173	10,774,183
4.00%, 10/01/25	36,768	39,304,455
4.00%, 11/01/25	3,057	3,265,743

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

4.00%, 03/01/26	$6,707	$7,182,400
4.00%, 06/01/26	7,514	8,046,462
4.00%, 09/01/26	3,997	4,280,178
4.00%, 12/01/27[g]	5,177	5,537,772
4.00%, 12/01/30	12,019	12,909,280
4.00%, 01/01/31	3,913	4,206,870
4.00%, 02/01/31	3,717	3,996,183
4.00%, 10/01/31	13,218	14,211,520
4.00%, 02/01/32	14,906	16,026,902
4.00%, 12/01/39	573	612,663
4.00%, 07/01/40	60,696	64,907,802
4.00%, 09/01/40	24,072	25,765,769
4.00%, 12/01/40	45,817	49,040,208
4.00%, 09/01/41	10,905	11,680,872
4.00%, 10/01/41	13,645	14,615,246
4.00%, 11/01/41	24,874	26,643,692
4.00%, 12/01/41	19,622	21,017,755
4.00%, 02/01/42	16,368	17,634,532
4.00%, 03/01/42	17,900	19,286,011
4.00%, 12/01/42[g]	46,298	49,603,967
4.50%, 09/01/18	9,349	10,050,648
4.50%, 10/01/24	12,880	13,843,232
4.50%, 02/01/25	2,350	2,534,150
4.50%, 04/01/25	2,594	2,797,550
4.50%, 06/01/25	14,376	15,504,480
4.50%, 12/01/27[g]	1,180	1,269,238
4.50%, 08/01/31	12,154	13,211,683
4.50%, 03/01/36	7,650	8,227,681
4.50%, 09/01/39	28,424	30,567,337
4.50%, 12/01/39	11,515	12,383,391
4.50%, 08/01/40	60,564	65,268,810
4.50%, 09/01/40	39,059	42,092,541
4.50%, 01/01/41	42,283	45,567,040
4.50%, 04/01/41	8,515	9,193,438
4.50%, 05/01/41	21,672	23,371,159
4.50%, 06/01/41	8,443	9,116,336
4.50%, 07/01/41	20,291	21,908,126
4.50%, 08/01/41	29,378	31,719,879
4.50%, 09/01/41	13,787	14,885,728
4.76%, 04/01/38[a]	8,155	8,734,240
5.00%, 08/01/20	13,121	14,205,701
5.00%, 07/01/23	5,426	5,883,139
5.00%, 12/01/23	5,781	6,262,164
5.00%, 06/01/28	2,523	2,727,731
5.00%, 11/01/33	35,297	38,318,317
5.00%, 04/01/35	22,040	23,904,432
5.00%, 07/01/35	2,284	2,477,369
5.00%, 02/01/36	28,192	30,514,694
5.00%, 03/01/36	12,048	13,040,621
5.00%, 03/01/40	20,466	22,323,884
5.00%, 05/01/41	33,200	36,261,391
5.00%, 06/01/41	8,031	8,771,087
5.00%, 08/01/41	9,484	10,358,855
5.00%, 12/01/42[g]	29,868	32,374,112
5.50%, 12/01/19	7,193	7,769,125
5.50%, 01/01/24	16,426	17,780,731
5.50%, 12/01/27[g]	380	408,500
5.50%, 02/01/30	8,616	9,348,051
5.50%, 05/01/33	15,186	16,607,909
5.50%, 11/01/33	28,273	30,919,764
5.50%, 09/01/34	41,714	45,571,278
5.50%, 05/01/37	33,513	36,323,486

Security	Principal (000s)	Value

5.50%, 03/01/38	$19,911	$21,581,079
5.50%, 06/01/38	13,194	14,300,356
5.50%, 11/01/38	11,316	12,297,201
5.50%, 07/01/40	16,966	18,390,966
5.50%, 12/01/42[g]	508	552,133
6.00%, 01/01/25	9,865	10,794,525
6.00%, 03/01/34	19,642	21,773,706
6.00%, 05/01/34	1,414	1,566,381
6.00%, 08/01/34	3,258	3,610,732
6.00%, 11/01/34	1,132	1,253,574
6.00%, 09/01/36	34,045	37,240,084
6.00%, 08/01/37	33,724	36,883,819
6.00%, 03/01/38	5,337	5,837,235
6.00%, 05/01/38	2,751	3,009,263
6.00%, 09/01/38	3,247	3,550,571
6.00%, 06/01/39	29,456	32,632,035
6.00%, 10/01/39	2,731	2,987,069
6.00%, 12/01/42[g]	7,663	8,400,564
6.50%, 08/01/36	522	583,551
6.50%, 09/01/36	3,343	3,739,143
6.50%, 10/01/36	515	575,659
6.50%, 12/01/36	554	619,805
6.50%, 07/01/37	843	942,650
6.50%, 08/01/37	32,288	36,111,633
6.50%, 10/01/37	1,596	1,784,462
6.50%, 11/01/37	385	430,262
6.50%, 12/01/37	11,462	12,819,393
6.50%, 06/01/38	515	576,425
6.50%, 10/01/39	11,083	12,395,262
6.50%, 05/01/40	354	395,371
7.00%, 04/01/37	10,735	12,221,894
Government National Mortgage Association
3.00%, 12/01/42[g]	36,000	38,396,250
3.50%, 12/15/41	15,784	17,184,647
3.50%, 02/20/42	20,870	22,783,713
3.50%, 04/20/42	19,156	20,912,071
3.50%, 09/20/42	54,939	59,976,882
3.50%, 12/01/42[g]	50,368	54,916,860
3.50%, 12/15/42[g]	33,362	36,317,665
4.00%, 09/20/40	29,703	32,588,817
4.00%, 01/20/41	8,729	9,577,561
4.00%, 02/15/41	22,039	24,114,791
4.00%, 07/15/41	14,639	16,017,806
4.00%, 09/20/41	12,710	13,843,344
4.00%, 12/15/41	4,061	4,443,437
4.00%, 12/20/41	41,048	44,709,080
4.00%, 01/20/42	17,369	18,917,844
4.00%, 02/15/42	2,840	3,110,403
4.00%, 03/15/42	13,734	15,043,171
4.00%, 04/15/42	7,332	8,030,585
4.00%, 12/01/42[g]	10,067	10,982,075
4.50%, 03/15/39	9,036	9,870,109
4.50%, 04/15/39	7,090	7,743,690
4.50%, 05/15/39	4,060	4,434,373
4.50%, 08/15/39	25,569	27,927,816
4.50%, 11/20/39	11,262	12,369,183
4.50%, 01/20/40	2,988	3,296,455
4.50%, 06/15/40	16,533	18,151,496
4.50%, 07/15/40	20,868	22,911,764
4.50%, 08/15/40	15,220	16,709,940
4.50%, 08/20/40	20,689	22,821,370
4.50%, 09/15/40	28,710	31,521,011
4.50%, 10/20/40	38,583	42,560,173

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Principal (000s)	Value

4.50%, 06/20/41	$39,079	$42,829,776
4.50%, 09/20/41	23,241	25,471,796
4.50%, 12/20/41	4,628	5,072,652
4.50%, 12/01/42[g]	904	989,315
5.00%, 12/15/36	5,070	5,553,868
5.00%, 01/15/39	23,936	25,961,542
5.00%, 07/15/39	40,195	43,839,826
5.00%, 05/15/40	16,032	17,485,220
5.00%, 07/20/40	66,081	73,001,811
5.00%, 08/20/40	21,717	23,991,431
5.00%, 12/01/42[g]	924	1,007,160
5.50%, 03/15/36	6,920	7,643,764
5.50%, 06/20/38	12,307	13,501,274
5.50%, 03/20/39	13,554	14,933,296
5.50%, 12/15/39	4,599	5,042,637
5.50%, 01/15/40	29,122	31,998,344
5.50%, 12/01/42[g]	488	535,961
6.00%, 03/15/37	24,066	26,990,136
6.00%, 09/20/38	14,663	16,434,612
6.00%, 11/15/39	5,770	6,467,889
6.50%, 10/20/38	15,821	18,170,463

		4,525,581,296
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.69%
Federal Home Loan Banks
0.38%, 01/29/14	14,990	15,013,645
3.63%, 05/29/13	49,865	50,706,322
3.88%, 06/14/13	53,470	54,515,018
5.00%, 11/17/17	7,685	9,281,456
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	85,932	86,484,448
1.75%, 05/30/19[b]	5,976	6,212,798
2.50%, 05/27/16[b]	38,874	41,563,956
6.25%, 07/15/32	21,563	32,725,613
Federal National Mortgage Association
1.50%, 06/26/13	29,555	29,774,210
2.63%, 11/20/14[b]	108,551	113,479,585
5.00%, 04/15/15[b]	90,070	99,960,037
5.00%, 05/11/17[b]	109,995	130,833,355
6.63%, 11/15/30	11,814	18,268,490
7.25%, 05/15/30	6,883	11,175,897
Tennessee Valley Authority
4.88%, 01/15/48	9,081	11,696,546
5.50%, 07/18/17[b]	7,964	9,703,242
7.13%, 05/01/30	3,694	5,762,920

		727,157,538
U.S. GOVERNMENT OBLIGATIONS — 36.20%
U.S. Treasury Bonds
2.75%, 08/15/42[b]	35,780	35,489,107
3.13%, 02/15/42	32,807	35,200,923
3.75%, 08/15/41	14,275	17,194,809
3.88%, 08/15/40	11,402	14,038,030
4.25%, 11/15/40	2,448	3,201,078
4.38%, 11/15/39[b]	41,029	54,634,625
4.38%, 05/15/40	13,825	18,422,228
4.38%, 05/15/41	15,504	20,683,111
4.50%, 02/15/36[b]	14,095	18,944,245
4.50%, 08/15/39[b]	62,580	84,857,233
4.63%, 02/15/40[b]	172,104	237,966,474
4.75%, 02/15/37[b]	23,216	32,364,498

Security	Principal (000s)	Value

4.75%, 02/15/41[b]	$75,549	$106,596,612
6.25%, 05/15/30[b]	51,250	80,903,250
7.63%, 02/15/25[b]	149,823	245,317,194
8.75%, 05/15/17[b]	5,716	7,783,591
U.S. Treasury Notes
0.25%, 03/31/14	15,410	15,414,470
0.25%, 12/15/14[b]	15,068	15,063,932
0.38%, 03/15/15	119,846	120,098,874
0.50%, 10/15/14[b]	57,149	57,401,028
0.63%, 05/31/17	57,562	57,803,184
0.63%, 08/31/17	48,877	48,995,769
0.75%, 09/15/13[b]	131,903	132,480,730
0.88%, 04/30/17	95,854	97,311,943
1.00%, 08/31/16	65,645	67,037,983
1.00%, 09/30/16	116,193	118,680,691
1.00%, 03/31/17[b]	230,432	235,213,439
1.13%, 06/15/13[b]	83,027	83,455,418
1.25%, 09/30/15	64,221	65,902,950
1.25%, 04/30/19	11,182	11,416,710
1.38%, 02/15/13[b]	27,998	28,067,997
1.38%, 05/15/13[b]	77,962	78,391,567
1.50%, 03/31/19[b]	31,413	32,584,076
1.63%, 08/15/22	38,428	38,625,517
1.75%, 04/15/13[b]	7,299	7,341,991
1.75%, 07/31/15[b]	98,880	102,648,322
1.88%, 10/31/17[b]	142,482	151,226,122
2.00%, 01/31/16	98,880	103,979,240
2.00%, 04/30/16[b]	4,433	4,676,549
2.00%, 02/15/22[b]	86,941	90,917,679
2.13%, 05/31/15	27,902	29,167,076
2.13%, 08/15/21[b]	52,954	56,238,742
2.38%, 09/30/14[b]	166,372	172,795,623
2.38%, 02/28/15	42,772	44,767,738
2.38%, 05/31/18[b]	45,850	49,925,603
2.50%, 03/31/15[b]	112,281	118,062,360
2.50%, 06/30/17	3,802	4,137,489
2.63%, 12/31/14[b]	67,191	70,482,688
2.63%, 04/30/18[b]	55,543	61,197,273
2.63%, 08/15/20[b]	12,457	13,800,986
3.00%, 08/31/16[b]	123,972	135,774,131
3.13%, 08/31/13	257,441	263,032,611
3.13%, 01/31/17[b]	65,588	72,722,006
3.13%, 05/15/21[b]	21,163	24,247,297
3.50%, 05/15/20[b]	49,501	58,009,234
3.63%, 02/15/20[b]	274,998	324,115,393
3.63%, 02/15/21[b]	17,960	21,288,706
4.00%, 02/15/15[b]	85,007	91,944,431
4.25%, 08/15/14[b]	45,839	48,955,134
4.25%, 08/15/15[b]	50,515	55,846,353
4.75%, 05/15/14[b]	445,326	474,392,397
7.50%, 11/15/16[b]	285,483	364,076,467
8.13%, 08/15/19[b]	173,039	254,249,675
8.88%, 08/15/17[b]	21,941	30,403,203

		5,617,965,805

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $10,388,128,403)		10,870,704,639

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL U.S. BOND MARKET ETF

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 25.73%

MONEY MARKET FUNDS — 25.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,h,i]	2,970,293,344	$2,970,293,344
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,h,i]	1,021,813,729	1,021,813,729
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[c,h]	100,000	100,000

		3,992,207,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,992,207,073)		3,992,207,073

TOTAL INVESTMENTS IN SECURITIES — 124.33%
(Cost: $18,373,231,327)		19,293,001,694
Other Assets, Less Liabilities — (24.33)%		(3,775,009,786)

NET ASSETS — 100.00%		$15,517,991,908

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

161

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.44%

ADVERTISING — 0.27%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)[a]	$15,850	$12,521,500
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	5,950	5,946,013
5.88%, 02/01/22 (Call 02/01/17)[a]	12,650	13,440,625
7.88%, 04/15/18 (Call 04/15/14)[a]	10,310	11,341,000

		43,249,138
AEROSPACE & DEFENSE — 0.63%
BE Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)[a]	35,300	37,065,000
6.88%, 10/01/20 (Call 10/01/15)[a]	20,450	22,769,797
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a],b	600	610,698
7.75%, 12/15/18 (Call 12/15/14)	37,679	41,541,097

		101,986,592
AIRLINES — 0.14%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 12/31/12)[a,b]	21,980	23,053,723

		23,053,723
APPAREL — 0.28%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	23,880	26,188,401
8.00%, 12/15/16 (Call 12/15/13)	17,213	18,918,163

		45,106,564
AUTO MANUFACTURERS — 0.50%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	38,600	42,025,750
8.25%, 06/15/21 (Call 06/15/16)[a]	35,210	38,695,790

		80,721,540
AUTO PARTS & EQUIPMENT — 0.84%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)[a]	13,050	13,115,250
Delphi Corp.
5.88%, 05/15/19 (Call 05/15/14)[a]	15,700	16,880,770
6.13%, 05/15/21 (Call 05/15/16)[a]	10,420	11,501,075
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)[a]	15,670	16,714,667
8.25%, 08/15/20 (Call 08/15/15)[a]	27,345	29,860,740
Schaeffler Finance BV
7.75%, 02/15/17[a,b]	13,970	15,279,688
8.50%, 02/15/19 (Call 02/15/15)[a,b]	14,315	15,925,437
TRW Automotive Inc.
7.25%, 03/15/17[a,b]	14,220	16,121,925

		135,399,552

Security	Principal (000s)	Value

BANKS — 5.69%
Ally Financial Inc.
3.13%, 01/15/16	$5,400	$5,415,255
4.50%, 02/11/14	31,850	32,782,750
4.63%, 06/26/15[a]	50,490	52,577,751
5.50%, 02/15/17[a]	38,490	40,979,822
6.25%, 12/01/17[a]	25,160	27,796,559
6.75%, 12/01/14[a]	35,000	37,887,500
7.50%, 09/15/20[a]	46,050	55,461,469
8.00%, 12/31/18	9,525	10,978,413
8.00%, 03/15/20[a]	53,310	65,426,921
8.30%, 02/12/15[a]	58,100	64,947,956
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[c]	16,561	12,607,061
BPCE SA
12.50%, 12/31/49 (Call 09/30/19)[a,b,c]	2,000	2,280,000
CIT Group Inc.
4.25%, 08/15/17	49,800	51,003,502
4.75%, 02/15/15[a,b]	39,700	41,326,596
5.00%, 05/15/17[a]	27,800	29,294,250
5.00%, 08/15/22[a]	29,800	31,513,500
5.25%, 04/01/14[a,b]	19,750	20,532,199
5.25%, 03/15/18	46,825	49,868,625
5.38%, 05/15/20	8,100	8,663,625
5.50%, 02/15/19[b]	87,280	92,953,200
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,c]	20,445	17,173,800
Danske Bank AS
5.91%, 12/31/49 (Call 06/16/14)[a,b,c]	18,925	18,546,500
HBOS PLC
6.75%, 05/21/18[b]	16,560	17,553,600
Regions Bank
7.50%, 05/15/18	26,950	32,340,000
Regions Financial Corp.
5.75%, 06/15/15	13,420	14,482,417
7.75%, 11/10/14	7,350	8,118,687
Resona Preferred Global Securities (Cayman) Ltd.
7.19%, 12/31/49 (Call 07/30/15)[a,b,c]	4,600	4,993,300
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	31,100	32,021,959
5.05%, 01/08/15[a]	17,400	17,965,500
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	21,015	18,388,125

		915,880,842
BEVERAGES — 0.56%
Constellation Brands Inc.
4.63%, 03/01/23	6,650	6,868,896
6.00%, 05/01/22	29,050	33,092,793
7.25%, 09/01/16	17,350	19,981,417
7.25%, 05/15/17	14,299	16,828,136
8.38%, 12/15/14	12,250	13,781,250

		90,552,492
BUILDING MATERIALS — 1.02%
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[b]	30,800	33,649,000
6.88%, 08/15/18 (Call 08/15/14)[b]	7,520	8,065,200

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Hanson Ltd.
6.13%, 08/15/16[a]	$8,580	$9,438,000
Lafarge SA
6.20%, 07/09/15[b]	1,225	1,336,123
6.50%, 07/15/16	8,000	8,910,000
Masco Corp.
4.80%, 06/15/15[a]	4,000	4,200,880
5.95%, 03/15/22[a]	7,000	7,700,000
6.13%, 10/03/16[a]	37,320	41,611,800
7.13%, 03/15/20[a]	16,745	19,623,465
USG Corp.
6.30%, 11/15/16	9,379	9,631,739
9.75%, 01/15/18	17,885	19,908,241

		164,074,448
CHEMICALS — 2.43%
Celanese U.S. Holdings LLC
4.63%, 11/15/22[a]	950	977,313
5.88%, 06/15/21[a]	8,650	9,601,500
6.63%, 10/15/18 (Call 10/15/14)[a]	22,480	24,653,067
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	15,200	15,181,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)[a]	31,050	31,308,749
9.00%, 11/15/20 (Call 11/15/15)[a]	14,550	12,919,188
Huntsman International LLC
4.88%, 11/15/20[b]	6,900	6,839,625
5.50%, 06/30/16 (Call 12/31/12)[a]	18,300	18,334,313
8.63%, 03/15/21 (Call 09/15/15)	11,260	12,737,875
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	23,210	23,906,300
8.38%, 02/15/19 (Call 02/15/15)[a,b]	29,250	31,169,531
9.00%, 05/15/15 (Call 05/15/13)[b]	18,500	19,673,362
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 12/31/12)[a,b]	13,650	13,323,253
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	48,800	54,253,400
5.75%, 04/15/24 (Call 01/15/24)[a]	26,500	31,833,125
6.00%, 11/15/21 (Call 08/17/21)[a]	27,550	32,841,895
Momentive Performance Materials Inc.
9.00%, 01/15/21 (Call 01/15/16)[a]	16,458	11,397,165
MPM Escrow LLC/MPM Finance Escrow Corp.
8.88%, 10/15/20 (Call 10/15/15)[b]	22,750	22,454,250
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	17,500	17,937,500

		391,342,411
COAL — 1.90%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)[a]	17,660	15,746,834
6.25%, 06/01/21 (Call 06/01/16)[a]	20,690	18,233,063
9.75%, 04/15/18[a]	8,500	8,850,625
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[a]	20,950	18,746,466
7.25%, 10/01/20 (Call 10/01/15)[a]	16,230	14,579,949
7.25%, 06/15/21 (Call 06/15/16)[a]	25,700	22,905,125
8.75%, 08/01/16 (Call 08/01/13)[a]	16,200	16,341,750
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)[a]	38,350	40,970,582
8.25%, 04/01/20 (Call 04/01/15)	29,460	31,473,099
Peabody Energy Corp.

Security	Principal (000s)	Value

6.00%, 11/15/18[a]	$44,350	$46,456,625
6.25%, 11/15/21[a]	34,228	35,468,765
6.50%, 09/15/20[a]	18,120	19,192,101
7.38%, 11/01/16	14,296	16,312,927

		305,277,911
COMMERCIAL SERVICES — 3.03%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)[a]	19,300	21,314,437
9.63%, 03/15/18 (Call 03/15/14)[a]	9,070	10,058,117
Ceridian Corp.
8.88%, 07/15/19 (Call 07/15/15)[a,b]	20,250	21,583,124
11.25%, 11/15/15 (Call 12/31/12)	22,250	21,693,750
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	14,650	15,602,250
HDTFS Inc.
5.88%, 10/15/20 (Call 10/15/15)[b]	2,300	2,359,417
6.25%, 10/15/22 (Call 10/15/17)[a,b]	11,450	11,843,594
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)[a]	27,200	29,348,800
6.75%, 04/15/19 (Call 04/15/15)[b]	2,150	2,322,000
7.38%, 01/15/21 (Call 01/15/16)[a]	15,275	16,611,563
7.50%, 10/15/18 (Call 10/15/14)[a]	20,625	22,548,281
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	24,850	24,756,812
7.75%, 10/01/19 (Call 10/01/15)	13,880	15,615,000
8.38%, 08/15/21 (Call 08/15/14)[a]	16,300	18,031,875
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	19,650	20,092,125
R.R. Donnelley & Sons Co.
6.13%, 01/15/17[a]	4,650	4,483,220
7.25%, 05/15/18[a]	15,320	14,745,500
7.63%, 06/15/20[a]	11,000	10,642,500
8.25%, 03/15/19[a]	14,350	14,403,813
RSC Equipment Rental Inc.
8.25%, 02/01/21 (Call 02/01/16)	18,095	20,311,637
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a,b]	25,500	24,936,876
8.00%, 02/15/20 (Call 02/15/15)	16,300	16,485,851
TransUnion Holding Co. Inc.
8.13%, 06/15/18 (Call 06/15/14)[b]	1,900	1,919,000
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	7,750	9,009,375
United Rentals (North America) Inc.
6.13%, 06/15/23 (Call 12/15/17)	1,350	1,389,825
8.38%, 09/15/20 (Call 09/15/15)[a]	19,760	21,794,663
9.25%, 12/15/19 (Call 12/15/14)[a]	16,960	19,249,600
UR Financing Escrow Corp.
5.75%, 07/15/18 (Call 07/15/15)[a,b]	18,700	20,017,103
7.38%, 05/15/20 (Call 05/15/16)[b]	11,900	12,941,250
7.63%, 04/15/22 (Call 04/15/17)[a,b]	37,200	41,136,586

		487,247,944
COMPUTERS — 0.92%
Seagate HDD Cayman
6.88%, 05/01/20 (Call 05/01/15)[a]	24,945	26,025,949
7.00%, 11/01/21 (Call 05/01/16)[a]	20,200	21,126,360
7.75%, 12/15/18 (Call 12/15/14)[a]	26,215	28,494,769
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a,b]	11,950	12,117,300
7.38%, 11/15/18 (Call 11/15/13)[a]	29,975	31,948,353

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

7.63%, 11/15/20 (Call 11/15/15)[a]	$18,360	$20,096,550
10.25%, 08/15/15 (Call 12/03/12)	7,900	8,037,460

		147,846,741
DISTRIBUTION & WHOLESALE — 0.62%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)[a,b]	32,440	36,378,758
11.00%, 04/15/20 (Call 04/15/16)[a,b]	22,200	25,641,000
11.50%, 07/15/20 (Call 10/15/16)[a,b]	22,350	24,361,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[b]	12,325	12,663,937

		99,045,195
DIVERSIFIED FINANCIAL SERVICES — 4.92%
Aircastle Ltd.
6.25%, 12/01/19[b]	2,250	2,283,750
6.75%, 04/15/17[a]	17,200	18,248,125
9.75%, 08/01/18 (Call 08/01/14)[a]	13,175	14,894,028
American General Finance Corp.
Series I
5.40%, 12/01/15[a]	22,450	21,074,937
CNH Capital LLC
3.88%, 11/01/15[b]	4,100	4,207,625
6.25%, 11/01/16	16,470	17,993,475
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	12,250	12,393,937
6.38%, 11/15/19 (Call 11/15/15)[a]	13,325	13,441,594
6.75%, 06/01/16	9,350	9,829,187
12.50%, 11/30/17 (Call 12/01/12)	29,628	33,381,868
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,610	1,762,954
General Motors Financial Co. Inc.
4.75%, 08/15/17[a,b]	12,234	12,692,775
6.75%, 06/01/18	4,315	4,847,903
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 01/15/13)[a]	21,400	22,309,500
8.00%, 01/15/18 (Call 01/15/14)[a]	62,245	66,181,996
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[b,c]	11,000	8,882,500
International Lease Finance Corp.
4.88%, 04/01/15[a]	22,000	22,554,418
5.65%, 06/01/14	23,000	23,881,666
5.75%, 05/15/16[a]	29,130	30,440,850
5.88%, 04/01/19	28,000	28,845,832
5.88%, 08/15/22[a]	29,500	30,065,418
6.25%, 05/15/19[a]	37,000	39,081,250
6.50%, 09/01/14[b]	35,000	37,260,419
6.63%, 11/15/13[a]	15,000	15,580,827
6.75%, 09/01/16[b]	17,600	19,637,445
7.13%, 09/01/18[b]	10,350	11,935,563
8.25%, 12/15/20[a]	26,330	30,615,647
8.63%, 09/15/15	32,500	36,217,243
8.63%, 01/15/22[a]	11,500	13,685,000
8.75%, 03/15/17	41,800	48,070,000
8.88%, 09/01/17[a]	27,000	31,421,250
Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/01/20 (Call 10/01/16)[b]	9,000	9,303,750
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[b]	11,600	11,513,000
9.50%, 10/15/20 (Call 10/15/16)[b]	21,475	21,582,375

Security	Principal (000s)	Value

Springleaf Finance Corp.
6.90%, 12/15/17	$73,380	$65,308,200

		791,426,307
ELECTRIC — 5.74%
AES Corp. (The)
7.38%, 07/01/21 (Call 06/01/21)[a]	31,200	34,251,472
7.75%, 10/15/15[a]	27,650	31,009,475
8.00%, 10/15/17[a]	38,771	43,972,777
8.00%, 06/01/20[a]	20,250	22,882,500
9.75%, 04/15/16	12,000	14,240,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16 (Call 06/01/13)[b]	25,675	27,388,806
Calpine Corp.
7.25%, 10/15/17 (Call 10/15/13)[b]	46,813	49,972,877
7.50%, 02/15/21 (Call 11/01/15)[b]	48,222	52,963,828
7.88%, 07/31/20 (Call 07/31/15)[a,b]	29,578	32,622,679
7.88%, 01/15/23 (Call 01/15/17)[a,b]	28,919	32,172,388
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	10,620	11,124,450
7.25%, 10/15/21 (Call 07/15/21)[a]	20,640	21,480,845
Edison Mission Energy
7.20%, 05/15/19	13,450	6,747,417
Energy Future Holdings Corp.
10.00%, 01/15/20 (Call 01/15/15)[a]	25,350	26,976,626
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[a]	55,792	61,754,770
11.75%, 03/01/22 (Call 03/01/17)[b]	49,070	50,082,069
GenOn Energy Inc.
9.50%, 10/15/18[a]	21,660	25,044,375
9.88%, 10/15/20 (Call 10/15/15)[a]	15,400	17,453,333
InterGen NV
9.00%, 06/30/17 (Call 12/31/12)[a,b]	35,720	33,442,850
Ipalco Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	13,000	13,408,295
7.25%, 04/01/16[b]	8,645	9,538,317
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a,b]	14,100	14,523,000
7.63%, 01/15/18	38,780	42,048,243
7.63%, 05/15/19 (Call 05/15/14)	12,120	12,726,000
7.88%, 05/15/21 (Call 05/15/16)[a]	35,150	38,365,515
8.25%, 09/01/20 (Call 09/01/15)[a]	36,205	39,701,491
8.50%, 06/15/19 (Call 06/15/14)[a]	21,405	23,344,828
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[a,c]	10,000	10,595,833
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[b]	7,250	7,784,978
6.00%, 09/01/21[a]	10,475	11,601,063
6.50%, 12/15/20	20,460	23,222,100
RRI Energy Inc.
7.63%, 06/15/14[a]	10,800	11,529,000
7.88%, 06/15/17[a]	24,220	26,157,600
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a,b]	47,150	34,689,825
15.00%, 04/01/21 (Call 10/01/15)[a]	30,400	8,420,800

		923,240,425

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ELECTRONICS — 0.52%
313 Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[b]	$12,350	$12,165,985
Jabil Circuit Inc.
4.70%, 09/15/22[a]	10,000	10,033,333
5.63%, 12/15/20	8,086	8,544,207
8.25%, 03/15/18	13,000	15,312,917
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[b]	32,610	37,746,075

		83,802,517
ENTERTAINMENT — 0.52%
AMC Entertainment Inc.
8.75%, 06/01/19 (Call 06/01/14)[a]	10,369	11,373,756
9.75%, 12/01/20 (Call 12/01/15)	18,220	20,486,112
Mohegan Tribal Gaming Authority
10.50%, 12/15/16 (Call 12/31/12)[a,b]	10,900	10,378,844
Pinnacle Entertainment Inc.
8.63%, 08/01/17 (Call 08/01/13)	12,250	13,218,516
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[a,b]	2,650	2,712,275
11.50%, 10/01/18 (Call 10/01/14)[a]	22,690	25,582,975

		83,752,478
ENVIRONMENTAL CONTROL — 0.03%
Clean Harbors Inc.
5.13%, 06/01/21[b]	4,150	4,243,375

		4,243,375
FOOD — 1.15%
ARAMARK Corp.
8.50%, 02/01/15 (Call 12/31/12)	30,560	30,919,080
Dean Foods Co.
7.00%, 06/01/16[a]	13,390	14,413,777
9.75%, 12/15/18 (Call 12/15/14)[a]	2,955	3,351,110
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)[a]	29,750	30,581,884
Pinnacle Foods Finance LLC
9.25%, 04/01/15 (Call 12/31/12)[a]	1,857	1,889,498
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[b]	21,400	22,885,160
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)[a]	22,500	23,737,500
7.75%, 07/01/17[a]	15,220	17,249,333
SUPERVALU Inc.
7.50%, 11/15/14 (Call 12/31/12)[a]	11,700	11,056,500
8.00%, 05/01/16[a]	26,700	24,470,550
U.S. Foodservice Inc.
8.50%, 06/30/19 (Call 06/30/14)[b]	4,750	4,904,375

		185,458,767
FOREST PRODUCTS & PAPER — 0.03%
UPM-Kymmene Corp. OYJ
5.63%, 12/01/14[b]	5,000	5,300,000

		5,300,000

Security	Principal (000s)	Value

GAS — 0.41%
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a,b]	$10,700	$10,839,100
7.50%, 11/30/16[a]	50,850	55,256,025

		66,095,125
HEALTH CARE - PRODUCTS — 1.01%
Alere Inc.
8.63%, 10/01/18 (Call 10/01/14)[a]	13,465	13,616,481
9.00%, 05/15/16 (Call 05/15/13)[a]	10,275	10,797,312
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[b]	37,950	39,657,750
6.50%, 10/01/20 (Call 10/01/15)[a,b]	12,150	12,028,500
DJO Finance LLC / DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)[a,b]	8,150	8,156,792
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a,b]	13,475	14,266,656
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a,b]	40,700	41,971,875
12.50%, 11/01/19 (Call 11/01/15)[a,b]	23,790	22,050,356

		162,545,722
HEALTH CARE - SERVICES — 5.81%
Apria Healthcare Group Inc.
11.25%, 11/01/14 (Call 12/31/12)[a]	20,690	21,384,838
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)[a]	25,550	26,843,469
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	30,400	32,006,856
8.00%, 11/15/19 (Call 11/15/15)	46,750	50,840,625
DaVita Inc.
5.75%, 08/15/22 (Call 08/15/17)[a]	32,150	33,606,797
6.38%, 11/01/18 (Call 11/01/13)[a]	22,575	24,166,537
6.63%, 11/01/20 (Call 11/01/14)[a]	15,150	16,316,550
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[b]	19,800	21,062,250
5.88%, 01/31/22[a,b]	11,550	12,300,750
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a,b]	17,900	19,052,313
6.50%, 09/15/18[b]	14,360	16,083,200
6.88%, 07/15/17	17,000	19,273,750
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)a	40,730	44,090,225
HCA Inc.
5.75%, 03/15/14[a]	4,000	4,169,394
5.88%, 03/15/22[a]	37,500	40,687,500
5.88%, 05/01/23[a]	20,750	21,445,125
6.38%, 01/15/15[a]	19,000	20,484,375
6.50%, 02/15/16	29,350	31,844,750
6.50%, 02/15/20[a]	72,780	81,536,344
7.25%, 09/15/20 (Call 03/15/15)	39,710	44,276,650
7.50%, 02/15/22[a]	59,905	68,067,056
7.88%, 02/15/20 (Call 08/15/14)[a]	35,260	39,472,311
8.00%, 10/01/18	18,750	21,761,719
8.50%, 04/15/19 (Call 04/15/14)	39,000	43,655,625
Health Management Associates Inc.
6.13%, 04/15/16[a]	4,000	4,343,000
7.38%, 01/15/20 (Call 01/15/16)	31,340	33,847,200

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Tenet Healthcare Corp.
4.75%, 06/01/20[a,b]	$7,900	$7,959,250
6.25%, 11/01/18[a]	26,050	28,589,875
8.00%, 08/01/20 (Call 08/01/15)[a]	21,660	23,120,605
8.88%, 07/01/19 (Call 07/01/14)[a]	25,050	28,056,000
10.00%, 05/01/18 (Call 05/01/14)[a]	14,391	16,405,740
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)[a]	36,540	37,879,801

		934,630,480
HOLDING COMPANIES - DIVERSIFIED — 0.08%
Leucadia National Corp.
8.13%, 09/15/15[a]	11,975	13,531,750

		13,531,750
HOME BUILDERS — 0.65%
Centex Corp.
6.50%, 05/01/16[a]	11,500	13,157,917
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	9,250	9,920,625
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)[b]	10,325	10,673,469
12.25%, 06/01/17[a]	15,775	21,197,656
Standard Pacific Corp.
8.38%, 05/15/18[a]	17,675	20,355,709
8.38%, 01/15/21[a]	8,920	10,198,599
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	16,280	18,423,534

		103,927,509
HOUSEHOLD PRODUCTS & WARES — 2.29%
Jarden Corp.
7.50%, 05/01/17	12,980	14,608,990
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a,b]	32,500	32,987,500
6.88%, 02/15/21 (Call 02/15/16)[a]	28,250	30,321,665
7.13%, 04/15/19 (Call 10/15/14)[a]	41,540	44,603,575
7.88%, 08/15/19 (Call 08/15/15)[a]	43,010	47,293,078
8.25%, 02/15/21 (Call 02/15/16)	28,350	28,137,375
8.50%, 05/15/18 (Call 05/15/14)	21,460	21,755,075
9.00%, 04/15/19 (Call 10/15/14)[a]	58,375	60,174,894
9.88%, 08/15/19 (Call 08/15/15)[a]	57,771	61,237,260
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[b]	7,600	7,805,200
6.63%, 11/15/22 (Call 11/15/17)[a,b]	300	310,875
Spectrum Brands Inc.
9.50%, 06/15/18 (Call 06/15/14)	17,261	19,742,269

		368,977,756
INSURANCE — 0.10%
Hartford Financial Services Group Inc.
8.13%, 06/15/68 (Call 06/15/18)[c]	13,442	15,424,695

		15,424,695
INTERNET — 0.49%
Equinix Inc.
7.00%, 07/15/21 (Call 07/15/16)	16,150	17,670,792
8.13%, 03/01/18 (Call 03/01/14)	21,490	23,585,275
Zayo Group LLC/Zayo Capital Inc.

Security	Principal (000s)	Value

8.13%, 01/01/20 (Call 07/01/15)	$22,050	$24,089,625
10.13%, 07/01/20 (Call 07/01/16)[a]	12,575	14,005,406

		79,351,098
IRON & STEEL — 0.68%
Commercial Metals Co.
6.50%, 07/15/17	12,836	13,574,070
7.35%, 08/15/18	13,800	14,838,864
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)[b]	9,850	10,317,875
6.75%, 04/01/15 (Call 12/31/12)[a]	12,820	13,028,325
United States Steel Corp.
6.05%, 06/01/17[a]	13,200	13,546,500
7.00%, 02/01/18[a]	9,290	9,506,767
7.38%, 04/01/20[a]	15,200	15,428,000
7.50%, 03/15/22 (Call 03/15/17)[a]	13,600	13,792,667
7.63%, 05/15/20 (Call 05/15/15)	7,050	5,848,982

		109,882,050
LEISURE TIME — 0.14%
Sabre Holdings Corp.
8.35%, 03/15/16	500	518,125
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	12,400	13,144,000
Travelport LLC
9.88%, 09/01/14 (Call 12/31/12)[a]	12,000	9,409,378

		23,071,503
LODGING — 3.65%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)[a]	13,690	14,408,725
7.50%, 04/15/21 (Call 04/15/15)[b]	3,000	3,195,000
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	16,150	16,217,292
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a,b]	27,150	26,511,975
9.00%, 02/15/20 (Call 02/15/16)[a,b]	26,050	25,822,063
12.75%, 04/15/18 (Call 04/15/14)[a]	18,745	13,527,642
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)[a]	19,240	20,511,214
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)[a]	15,792	9,751,560
10.00%, 12/15/18 (Call 12/15/13)[a]	89,955	57,196,385
10.75%, 02/01/16 (Call 12/31/12)[a]	14,600	11,339,333
11.25%, 06/01/17 (Call 06/01/13)	59,910	64,375,170
MGM Resorts International
5.88%, 02/27/14[a]	17,600	18,221,500
6.63%, 07/15/15[a]	24,500	26,006,750
6.75%, 10/01/20[a,b]	17,850	17,939,250
7.50%, 06/01/16[a]	30,220	32,209,482
7.63%, 01/15/17[a]	21,250	22,564,844
7.75%, 03/15/22[a]	26,400	27,642,999
8.63%, 02/01/19[a,b]	19,950	21,745,500
9.00%, 03/15/20 (Call 03/15/14)[a]	25,140	28,038,956
10.00%, 11/01/16[a]	10,100	11,514,000
11.13%, 11/15/17 (Call 05/15/13)[a]	22,900	25,069,775
11.38%, 03/01/18[a]	15,470	18,322,281
Wynn Las Vegas LLC
5.38%, 03/15/22 (Call 03/15/17)[a]	23,250	24,440,400
7.75%, 08/15/20 (Call 08/15/15)[a]	45,170	51,700,828

		588,272,924

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MACHINERY — 0.53%
Case New Holland Inc.
7.88%, 12/01/17	$38,900	$45,839,760
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	16,150	17,974,950
9.50%, 02/15/18 (Call 02/15/14)[a]	12,630	14,054,822
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	7,000	7,210,000

		85,079,532
MANUFACTURING — 0.66%
Bombardier Inc.
5.75%, 03/15/22[a,b]	15,050	15,183,225
7.50%, 03/15/18[a,b]	17,400	19,154,499
7.75%, 03/15/20[a,b]	23,070	25,838,400
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	26,060	28,405,400
SPX Corp.
6.88%, 09/01/17[a]	15,550	17,357,688

		105,939,212
MEDIA — 7.98%
Cablevision Systems Corp.
5.88%, 09/15/22[a]	10,350	10,099,875
7.75%, 04/15/18	28,000	30,520,000
8.00%, 04/15/20[a]	15,600	17,111,250
8.63%, 09/15/17	27,050	31,006,062
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 09/30/22 (Call 09/30/17)	5,000	5,050,000
6.50%, 04/30/21 (Call 04/30/15)	49,080	53,006,400
6.63%, 01/31/22 (Call 01/31/17)[a]	47,050	51,072,775
7.00%, 01/15/19 (Call 01/15/14)[a]	27,625	29,856,617
7.25%, 10/30/17 (Call 10/30/13)[a]	28,730	31,315,700
7.38%, 06/01/20 (Call 12/01/15)[a]	20,620	22,905,383
7.88%, 04/30/18 (Call 04/30/13)	23,750	25,652,593
8.13%, 04/30/20 (Call 04/30/15)	19,550	21,944,875
Cengage Learning Acquisitions Inc.
10.50%, 01/15/15 (Call 12/31/12)[a,b]	12,225	3,667,500
11.50%, 04/15/20 (Call 04/15/16)[a,b]	22,940	18,882,487
12.00%, 06/30/19 (Call 06/30/15)[a,b]	21,350	8,540,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 09/15/15)[a,b]	4,675	4,768,500
8.63%, 11/15/17 (Call 01/04/13)[b]	42,620	45,453,804
Clear Channel Communications Inc.
5.50%, 09/15/14	7,550	6,984,497
9.00%, 12/15/19 (Call 07/15/15)[a,b]	36,775	33,266,051
9.00%, 03/01/21 (Call 03/01/16)	45,090	39,622,837
10.75%, 08/01/16 (Call 12/31/12)[a]	27,620	20,076,287
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[b]	10,375	10,400,938
6.50%, 11/15/22 (Call 11/15/17)[a,b]	29,525	29,598,812
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	1,000	965,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	44,680	43,953,950
CSC Holdings LLC
6.75%, 11/15/21[a,b]	25,750	28,196,250

Security	Principal (000s)	Value

8.63%, 02/15/19[a]	$14,170	$16,649,750
DISH DBS Corp.
4.63%, 07/15/17[a]	24,900	25,740,375
5.88%, 07/15/22[a]	67,400	72,033,750
6.75%, 06/01/21[a]	50,480	56,968,785
7.13%, 02/01/16	40,834	45,653,870
7.75%, 05/31/15[a]	20,500	23,093,250
7.88%, 09/01/19[a]	31,280	36,949,500
McClatchy Co. (The)
11.50%, 02/15/17 (Call 02/15/13)[a]	18,720	20,635,743
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	36,050	34,309,985
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a,b]	15,100	15,050,774
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)[a]	26,040	29,002,050
Quebecor Media Inc.
5.75%, 01/15/23[b]	12,550	12,957,875
7.75%, 03/15/16 (Call 12/31/12)	8,776	9,004,176
Sinclair Television Group
6.13%, 10/01/22 (Call 10/01/17)[a,b]	7,550	7,843,318
Sirius XM Radio Inc.
5.25%, 08/15/22 (Call 08/15/17)[a,b]	12,600	12,537,000
8.75%, 04/01/15[b]	19,620	22,154,251
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23[b]	12,300	12,300,000
7.50%, 03/15/19 (Call 03/15/15)[a,b]	10,900	11,935,500
8.13%, 12/01/17 (Call 12/31/12)[b]	7,150	7,713,063
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a,b]	23,500	23,793,750
6.88%, 05/15/19 (Call 05/15/15)[b]	31,900	32,697,500
7.88%, 11/01/20 (Call 11/01/15)[b]	17,130	18,222,038
8.50%, 05/15/21 (Call 11/15/15)[a,b]	26,150	26,869,125
Videotron Ltee
5.00%, 07/15/22[a]	21,550	22,147,689
9.13%, 04/15/18 (Call 04/15/13)	23,850	25,407,763
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[b]	20,800	21,632,000
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[b]	15,630	17,232,075

		1,284,453,398
MINING — 2.25%
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)[b]	10,000	9,819,024
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	25,750	25,041,875
6.38%, 02/01/16 (Call 02/01/13)[a,b]	16,200	16,294,499
6.88%, 02/01/18 (Call 02/01/14)[a,b]	24,850	24,228,750
6.88%, 04/01/22 (Call 04/01/17)[a,b]	31,250	30,273,438
7.00%, 11/01/15 (Call 12/31/12)[a,b]	56,600	57,661,250
8.25%, 11/01/19 (Call 11/01/15)[a,b]	33,270	33,893,813
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a,b]	41,990	45,349,200
Novelis Inc.
8.38%, 12/15/17 (Call 12/15/13)[a]	28,050	30,855,000
8.75%, 12/15/20 (Call 12/15/15)[a]	37,440	41,745,600
Vulcan Materials Co.
6.50%, 12/01/16[a]	13,050	14,442,000
7.00%, 06/15/18	16,050	17,735,250
7.50%, 06/15/21	13,250	15,011,146

		362,350,845

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.51%
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18 (Call 12/15/14)[a]	$13,362	$14,664,795
8.50%, 04/01/19 (Call 04/01/15)[a]	36,460	39,042,582
12.54%, 10/12/17 (Call 12/31/12)	26,100	27,943,313

		81,650,690
OIL & GAS — 9.55%
Antero Resources Finance Corp.
7.25%, 08/01/19 (Call 08/01/14)	4,400	4,741,000
Berry Petroleum Co.
6.38%, 09/15/22 (Call 03/15/17)[a]	18,000	18,450,000
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)	13,420	13,425,805
7.63%, 10/01/19 (Call 10/01/15)[a]	8,800	9,096,725
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	12,550	12,863,750
7.63%, 11/15/22 (Call 05/15/17)[b]	2,750	2,798,125
8.25%, 09/01/21 (Call 09/01/16)[a]	12,970	13,888,708
Chesapeake Energy Corp.
6.13%, 02/15/21[a]	36,430	36,885,375
6.50%, 08/15/17[a]	11,250	11,826,563
6.63%, 08/15/20[a]	46,050	47,987,936
6.78%, 03/15/19 (Call 12/31/12)[a]	28,000	28,070,000
6.88%, 08/15/18 (Call 08/15/13)[a]	18,250	18,980,000
7.25%, 12/15/18[a]	20,260	21,627,550
9.50%, 02/15/15[a]	32,806	36,734,518
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)[b]	21,660	20,197,950
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	14,250	14,677,738
5.50%, 04/01/23 (Call 10/01/17)	9,800	10,075,625
6.50%, 01/15/22 (Call 01/15/17)	17,730	19,347,862
7.00%, 01/15/21 (Call 01/15/16)[a]	22,160	24,364,920
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	31,521	33,303,907
7.13%, 04/01/21 (Call 04/01/16)	14,954	16,810,789
Denbury Resources Inc.
6.38%, 08/15/21 (Call 08/15/16)[a]	12,680	13,911,016
8.25%, 02/15/20 (Call 02/15/15)	25,340	28,503,276
9.75%, 03/01/16 (Call 03/01/13)	16,200	17,259,751
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)[a]	18,600	20,956,001
EP Energy LLC/EP Energy Finance Inc.
Series WI
9.38%, 05/01/20 (Call 05/01/16)	55,215	61,150,612
EP Energy LLC/Everest Acquisition Finance Inc.
Series WI
6.88%, 05/01/19 (Call 05/01/15)	22,900	24,789,250
Forest Oil Corp.
7.25%, 06/15/19 (Call 12/31/12)[a]	24,585	24,569,634
7.50%, 09/15/20 (Call 09/15/16)[a,b]	11,050	11,326,250
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a,b]	9,950	10,298,250
9.75%, 07/15/20 (Call 07/15/16)[b]	9,945	10,491,975
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	10,250	11,070,000
9.50%, 02/15/19 (Call 02/15/15)	15,100	16,861,667

Security	Principal (000s)	Value

Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[b]	$50,750	$50,750,000
6.50%, 05/15/19 (Call 05/15/15)[a]	23,250	23,622,000
7.75%, 02/01/21 (Call 09/15/15)[a]	25,360	26,849,900
8.63%, 04/15/20 (Call 04/15/15)	31,995	34,934,541
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	25,000	25,875,000
6.50%, 03/15/21 (Call 03/15/15)[b]	1,600	1,667,000
Newfield Exploration Co.
5.63%, 07/01/24	25,350	27,108,656
5.75%, 01/30/22[a]	22,600	24,464,500
6.88%, 02/01/20 (Call 02/01/15)[a]	26,585	28,595,491
7.13%, 05/15/18 (Call 05/15/13)	17,106	18,025,448
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	7,050	7,414,485
6.88%, 01/15/23 (Call 07/15/17)	12,550	13,271,625
7.25%, 02/01/19 (Call 02/01/15)	10,265	10,915,116
Offshore Group Investments Ltd.
7.50%, 11/01/19 (Call 11/01/15)[a,b]	26,100	25,968,717
11.50%, 08/01/15 (Call 02/01/13)[a]	24,786	27,285,254
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)[a]	15,000	15,212,501
6.50%, 11/15/20 (Call 11/15/15)	20,750	21,133,875
6.63%, 05/01/21 (Call 05/01/16)[a]	23,460	23,831,449
6.75%, 02/01/22 (Call 02/01/17)[a]	29,050	29,616,475
6.88%, 02/15/23 (Call 02/15/18)[a]	32,000	32,866,666
7.63%, 06/01/18 (Call 06/01/13)[a]	7,975	8,456,823
8.63%, 10/15/19 (Call 10/15/14)[a]	15,770	17,524,413
10.00%, 03/01/16 (Call 03/01/13)	12,150	12,924,563
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	10,270	10,802,756
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	7,650	8,007,000
5.38%, 10/01/22 (Call 07/01/22)[a]	20,260	21,399,625
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 12/31/12)	7,300	6,703,833
11.75%, 01/01/16 (Call 07/01/13)	18,560	18,513,600
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	20,500	21,354,167
5.75%, 06/01/21 (Call 06/01/16)	7,500	7,950,000
6.75%, 08/01/20 (Call 08/01/15)	14,000	15,312,500
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a,b]	57,870	61,125,187
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	21,670	22,590,975
7.50%, 02/15/23 (Call 08/15/17)[a]	22,700	23,522,875
8.00%, 06/01/18 (Call 06/01/13)[a,b]	23,825	25,224,719
8.13%, 10/15/22 (Call 04/15/17)[a]	19,250	20,405,000
8.75%, 01/15/20 (Call 01/15/15)[a]	11,375	12,299,219
SM Energy Co.
6.50%, 01/01/23 (Call 07/01/17)	7,677	8,060,850
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	11,500	11,784,625
5.38%, 10/01/22 (Call 10/01/17)[a]	9,925	10,315,797
WPX Energy Inc.
5.25%, 01/15/17	14,200	15,016,500
6.00%, 01/15/22 (Call 10/15/21)[a]	37,640	40,321,850

		1,536,368,104
OIL & GAS SERVICES — 0.44%
CGGVeritas
6.50%, 06/01/21 (Call 06/01/16)	16,760	17,430,400
7.75%, 05/15/17 (Call 12/31/12)[a]	14,685	15,189,797

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	$12,050	$12,777,950
7.13%, 12/15/21 (Call 12/15/16)	22,310	24,791,988

		70,190,135
PACKAGING & CONTAINERS — 1.44%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	2,150	2,340,813
7.38%, 10/15/17 (Call 10/15/14)[b]	14,200	15,407,000
9.13%, 10/15/20 (Call 10/15/15)[a,b]	15,676	16,812,510
Ball Corp.
5.00%, 03/15/22	19,700	20,808,125
5.75%, 05/15/21 (Call 11/15/15)[a]	14,000	15,061,666
6.75%, 09/15/20 (Call 03/15/15)[a]	11,530	12,589,319
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)[a]	12,850	14,006,500
9.75%, 01/15/21 (Call 01/15/16)[a]	22,650	25,632,251
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17 (Call 05/15/13)	12,520	13,325,975
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	19,950	21,789,141
Rock-Tenn Co.
4.90%, 03/01/22[b]	10,800	11,734,217
Sealed Air Corp.
6.50%, 12/01/20 (Call 09/01/20)[a,b]	5,750	5,974,250
7.88%, 06/15/17 (Call 06/15/13)	8,189	8,741,757
8.13%, 09/15/19 (Call 09/15/15)[a,b]	18,510	20,546,100
8.38%, 09/15/21 (Call 09/15/16)[b]	24,420	27,289,350

		232,058,974
PHARMACEUTICALS — 1.82%
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)[a]	9,050	9,615,625
7.00%, 12/15/20 (Call 12/15/15)[a]	13,750	14,575,000
7.25%, 01/15/22 (Call 07/15/16)[a]	13,000	13,796,250
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)[a]	29,435	32,562,469
Mylan Inc.
6.00%, 11/15/18 (Call 11/15/14)[b]	20,250	22,241,249
7.63%, 07/15/17 (Call 07/15/14)[a,b]	16,100	18,065,541
7.88%, 07/15/20 (Call 07/15/15)[a,b]	21,950	25,804,969
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a,b]	4,200	4,420,500
6.50%, 07/15/16 (Call 07/15/13)[a,b]	21,550	22,708,312
6.75%, 10/01/17 (Call 10/01/14)[b]	14,400	15,570,000
6.75%, 08/15/21 (Call 02/15/16)[a,b]	19,220	20,613,450
6.88%, 12/01/18 (Call 12/01/14)[a,b]	25,750	27,761,719
7.00%, 10/01/20 (Call 10/01/15)[a,b]	20,985	22,803,701
7.25%, 07/15/22 (Call 07/15/16)[a,b]	14,650	15,986,812
VPI Escrow Corp.
6.38%, 10/15/20 (Call 10/15/16)[a,b]	25,800	27,154,500

		293,680,097
PIPELINES — 2.46%
Access Midstream Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	16,380	17,362,800
El Paso Corp.
7.00%, 06/15/17	23,015	26,064,488
7.25%, 06/01/18	12,400	14,322,000

Security	Principal (000s)	Value

8.25%, 02/15/16	$3,800	$4,266,955
Energy Transfer Equity LP
7.50%, 10/15/20	42,880	48,668,800
Enterprise Products Operating LLC
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	3,788	4,289,910
Series B
7.03%, 01/15/68 (Call 01/15/18)[c]	20,530	23,173,238
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a,b]	19,240	21,115,900
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16	9,845	10,743,356
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)[a]	16,575	17,472,813
6.25%, 06/15/22 (Call 12/15/16)	20,525	22,303,834
6.50%, 08/15/21 (Call 02/15/16)	12,000	13,035,000
6.75%, 11/01/20 (Call 11/01/15)	8,640	9,406,800
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	26,740	28,879,200
9.63%, 06/01/19 (Call 06/01/15)[b]	15,100	17,236,836
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	6,100	6,397,375
6.50%, 07/15/21 (Call 07/15/16)[a]	13,500	14,613,750
6.88%, 12/01/18 (Call 12/01/14)	22,680	24,399,899
Rockies Express Pipeline LLC
3.90%, 04/15/15[a,b]	12,000	11,946,144
5.63%, 04/15/20[a,b]	18,290	17,716,695
6.85%, 07/15/18[a,b]	19,650	20,280,124
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.38%, 08/01/22 (Call 02/01/17)[a,b]	7,750	8,381,302
6.88%, 02/01/21 (Call 02/01/16)[a]	12,400	13,456,435

		395,533,654
REAL ESTATE — 0.46%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a,b]	18,170	20,330,527
7.88%, 02/15/19 (Call 02/15/15)[b]	16,150	17,119,000
9.00%, 01/15/20 (Call 01/15/16)[a,b]	800	888,000
11.50%, 04/15/17 (Call 04/15/13)[a]	4,225	4,565,641
13.38%, 04/15/18 (Call 04/15/13)[a]	6,526	6,950,190
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)[a]	21,535	23,419,313

		73,272,671
REAL ESTATE INVESTMENT TRUSTS — 0.60%
Felcor Lodging LP
6.75%, 06/01/19 (Call 06/01/15)	15,020	15,808,550
10.00%, 10/01/14	2,400	2,722,500
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)[a]	3,300	3,495,250
5.88%, 06/15/19 (Call 06/15/15)[a]	18,100	19,774,250
6.00%, 11/01/20 (Call 11/01/15)	14,470	15,907,956
9.00%, 05/15/17 (Call 05/15/13)	7,050	7,578,750
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	10,300	11,033,875
6.75%, 10/15/22 (Call 10/15/15)	19,000	20,915,833

		97,236,964

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

RETAIL — 3.38%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	$10,350	$11,282,535
7.00%, 05/20/22 (Call 05/20/17)	26,560	28,884,000
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)	17,230	18,069,101
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)[a]	18,360	21,155,310
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	15,150	14,098,590
9.00%, 03/15/19 (Call 03/15/15)[b]	24,200	25,534,991
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	8,100	6,829,312
Limited Brands Inc.
5.63%, 02/15/22	30,950	33,395,050
6.63%, 04/01/21[a]	19,490	22,376,956
6.90%, 07/15/17	13,062	15,018,034
7.00%, 05/01/20[a]	12,160	13,877,600
8.50%, 06/15/19	14,050	17,082,458
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)[b]	1,200	1,300,500
7.75%, 11/01/18 (Call 11/01/14)[a]	14,955	16,207,481
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[b]	3,000	3,300,000
QVC Inc.
5.13%, 07/02/22[b]	10,000	10,450,000
7.38%, 10/15/20 (Call 04/15/15)[b]	12,064	13,355,667
7.50%, 10/01/19 (Call 10/01/14)[b]	28,900	31,753,875
Rite Aid Corp.
7.50%, 03/01/17 (Call 12/31/12)	13,800	14,110,500
8.00%, 08/15/20 (Call 08/15/15)[a]	15,500	17,458,086
9.25%, 03/15/20 (Call 03/15/16)[a]	22,300	22,682,287
9.50%, 06/15/17 (Call 12/31/12)[a]	28,335	29,066,987
9.75%, 06/12/16 (Call 06/12/13)	3,000	3,266,550
10.38%, 07/15/16 (Call 12/31/12)[a]	19,700	20,836,853
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	13,100	14,148,000
6.88%, 11/15/19 (Call 11/15/15)[a]	26,900	29,657,250
Sears Holdings Corp.
6.63%, 10/15/18[a]	24,495	22,535,400
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.38%, 08/01/21 (Call 08/01/16)[b]	17,207	18,411,490
7.50%, 10/01/18 (Call 10/01/14)[a,b]	11,395	12,192,650
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	14,450	14,666,750
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/01/13)	19,775	21,159,250

		544,163,513
SEMICONDUCTORS — 1.01%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a,b]	12,000	10,035,000
7.75%, 08/01/20 (Call 08/01/15)[a]	17,300	14,863,584
8.13%, 12/15/17 (Call 12/15/13)[a]	14,620	13,601,169
Amkor Technology Inc.
6.63%, 06/01/21 (Call 06/01/15)[a]	10,425	10,112,250
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)[a]	22,200	21,187,125
8.88%, 12/15/14 (Call 12/31/12)[a]	2,672	2,685,360
9.25%, 04/15/18 (Call 04/15/14)[b]	34,700	37,319,850
10.13%, 12/15/16 (Call 12/31/12)[a]	12,678	13,074,187
10.13%, 03/15/18 (Call 03/15/14)[b]	22,099	23,977,415

Security	Principal (000s)	Value

10.75%, 08/01/20 (Call 08/01/15)[a]	$14,930	$15,639,175

		162,495,115
SHIPBUILDING — 0.22%
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	17,485	18,730,806
7.13%, 03/15/21 (Call 03/15/16)[a]	15,960	17,250,100

		35,980,906
SOFTWARE — 2.97%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)[a]	18,100	18,914,500
7.63%, 07/15/17 (Call 07/15/13)	18,200	19,803,875
7.88%, 07/15/20 (Call 07/15/14)[a]	14,830	16,591,062
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a,b]	34,038	34,293,285
7.38%, 06/15/19 (Call 06/15/15)[b]	46,950	48,211,781
8.25%, 01/15/21 (Call 01/15/16)[b]	59,002	58,743,866
8.88%, 08/15/20 (Call 08/15/15)[a,b]	10,000	10,887,500
9.88%, 09/24/15 (Call 12/31/12)[a]	12,001	12,256,822
9.88%, 09/24/15 (Call 12/31/12)[a]	1,157	1,177,248
10.55%, 09/24/15 (Call 12/31/12)[a]	30,920	31,654,350
11.25%, 03/31/16 (Call 12/31/12)[a]	68,675	67,534,507
12.63%, 01/15/21 (Call 01/15/16)	73,882	77,837,768
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[a,b]	10,400	10,712,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	33,400	37,018,332
11.50%, 07/15/18 (Call 07/15/15)	19,670	22,768,025
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	9,800	10,183,834

		478,588,755
STORAGE & WAREHOUSING — 0.18%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	27,800	28,495,000

		28,495,000
TELECOMMUNICATIONS — 13.40%
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	28,890	25,904,701
9.75%, 11/01/15 (Call 12/31/12)[a]	22,135	17,528,153
10.13%, 11/01/15 (Call 12/31/12)[a]	19,210	15,235,931
CenturyLink Inc.
5.80%, 03/15/22	36,750	38,800,191
6.00%, 04/01/17	9,900	11,027,315
6.45%, 06/15/21[a]	33,000	36,233,017
Cincinnati Bell Inc.
8.25%, 10/15/17 (Call 10/15/13)[a]	15,250	16,279,375
8.38%, 10/15/20 (Call 10/15/15)[a]	19,044	20,543,715
8.75%, 03/15/18 (Call 03/15/14)[a]	13,920	14,050,500
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/31/12)[b]	24,425	25,768,375
12.00%, 12/01/15 (Call 12/31/12)[a,b]	66,395	70,046,725
12.00%, 12/01/17 (Call 12/01/14)[a,b]	13,650	15,049,125
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a,b]	43,510	47,299,142
Cricket Communications Inc.
7.75%, 05/15/16 (Call 12/31/12)[a]	32,213	34,095,447
7.75%, 10/15/20 (Call 10/15/15)[a]	37,850	39,032,812

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Crown Castle International Corp.
5.25%, 01/15/23[b]	$19,850	$20,693,625
7.13%, 11/01/19 (Call 11/01/14)[a]	16,750	18,494,792
9.00%, 01/15/15 (Call 01/15/13)	19,600	20,821,511
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[a,b]	19,050	20,335,875
10.50%, 04/15/18 (Call 04/15/14)[a,b]	28,400	31,062,500
Digicel Ltd.
8.25%, 09/01/17 (Call 09/01/13)[b]	24,450	26,002,575
12.00%, 04/01/14 (Call 12/31/12)[b]	5,000	5,437,500
Embarq Corp.
7.08%, 06/01/16	12,250	14,351,472
Frontier Communications Corp.
7.13%, 03/15/19[a]	12,000	12,950,000
7.13%, 01/15/23[a]	15,500	16,333,125
7.88%, 04/15/15[a]	8,800	9,870,667
8.13%, 10/01/18[a]	12,950	14,730,625
8.25%, 04/15/17[a]	39,370	45,275,500
8.50%, 04/15/20[a]	33,515	38,346,747
8.75%, 04/15/22	29,360	33,519,334
Hughes Satellite Systems Corp.
6.50%, 06/15/19	22,820	24,493,466
7.63%, 06/15/21	26,390	29,358,875
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)[a]	75,230	79,800,222
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (Call 12/15/17)[a,b]	15,900	15,909,938
7.25%, 04/01/19 (Call 04/01/15)	33,840	36,116,248
7.25%, 10/15/20 (Call 10/15/15)[a]	21,220	22,578,080
7.25%, 10/15/20 (Call 10/15/15)[b]	22,250	23,557,187
7.50%, 04/01/21 (Call 04/01/16)[a]	43,265	46,563,956
8.50%, 11/01/19 (Call 11/01/14)[a]	12,000	13,395,000
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	17,700	20,200,125
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)[b]	26,800	27,235,500
8.13%, 07/01/19 (Call 07/01/15)	34,830	37,181,025
8.63%, 07/15/20 (Call 01/15/16)[a]	21,020	22,868,009
9.38%, 04/01/19 (Call 04/01/15)[a]	17,430	19,456,238
10.00%, 02/01/18 (Call 02/01/14)[a]	15,350	17,038,500
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)[a]	23,270	24,663,775
7.88%, 09/01/18 (Call 09/01/14)[a]	30,165	32,666,182
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	34,450	23,655,668
8.88%, 12/15/19 (Call 12/15/14)[a]	13,410	9,454,050
10.00%, 08/15/16 (Call 08/15/13)[a]	22,210	18,989,550
Nokia OYJ
5.38%, 05/15/19[a]	21,450	19,278,188
PAETEC Holding Corp.
8.88%, 06/30/17 (Call 06/30/13)[a]	18,240	19,633,651
9.88%, 12/01/18 (Call 12/01/14)[a]	11,700	13,191,750
Qwest Communications International Inc.
7.13%, 04/01/18 (Call 04/01/13)	17,440	18,366,500
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	10,200	10,506,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	11,258	11,764,610
Sprint Nextel Corp.
6.00%, 12/01/16[a]	38,250	41,477,344
6.00%, 11/15/22	20,000	20,090,000
7.00%, 03/01/20[a,b]	15,950	18,422,250

Security	Principal (000s)	Value

7.00%, 08/15/20[a]	$29,450	$31,720,103
8.38%, 08/15/17[a]	52,420	60,719,832
9.00%, 11/15/18[b]	79,970	98,251,142
9.13%, 03/01/17	36,100	42,372,375
11.50%, 11/15/21[a]	27,720	37,300,725
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[b]	23,450	24,505,250
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[b]	32,200	34,454,000
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	22,720	24,821,600
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	23,250	24,935,625
Virgin Media Finance PLC
4.88%, 02/15/22	13,100	13,371,825
5.25%, 02/15/22[a]	13,400	14,056,600
8.38%, 10/15/19 (Call 10/15/14)	16,050	18,377,250
West Corp.
7.88%, 01/15/19 (Call 11/15/14)[a]	17,150	17,364,375
8.63%, 10/01/18 (Call 10/01/14)	12,990	13,386,195
11.00%, 10/15/16 (Call 12/31/12)[a]	11,600	12,118,375
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[b]	41,900	41,140,562
7.25%, 02/15/18 (Call 11/15/13)[a,b]	5,400	5,302,125
11.75%, 07/15/17 (Call 07/15/13)[b]	59,085	60,045,131
Windstream Corp.
7.00%, 03/15/19 (Call 12/31/12)[a]	18,580	18,923,730
7.50%, 06/01/22 (Call 06/01/17)[a]	11,350	11,747,250
7.50%, 04/01/23 (Call 04/01/16)	16,750	17,266,458
7.75%, 10/15/20 (Call 10/15/15)[a]	23,915	25,260,219
7.88%, 11/01/17[a]	33,100	36,591,388

		2,157,064,394
TRANSPORTATION — 0.53%
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[a,b]	21,300	20,554,500
11.50%, 04/01/18 (Call 04/01/14)[a,b]	22,820	19,397,000
12.75%, 03/31/20 (Call 03/31/15)[a,b]	19,600	15,105,781
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a,b]	2,000	2,030,000
9.25%, 10/15/20 (Call 10/15/15)[a]	27,825	28,311,937

		85,399,218

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,127,484,346)		15,683,720,751

Security	Shares	Value

SHORT-TERM INVESTMENTS — 21.37%

MONEY MARKET FUNDS — 21.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	2,996,963,519	$2,996,963,519
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	266,923,075	266,923,075

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

November 30, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	175,206,181	$175,206,181

		3,439,092,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,439,092,775)		3,439,092,775

TOTAL INVESTMENTS IN SECURITIES — 118.81%
(Cost: $18,566,577,121)		19,122,813,526
Other Assets, Less Liabilities — (18.81)%		(3,027,942,383)

NET ASSETS — 100.00%		$16,094,871,143

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

172

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.61%

ADVERTISING — 0.22%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$28,608	$29,996,346
4.45%, 08/15/20	15,455	17,202,857
5.90%, 04/15/16	7,747	8,879,551

		56,078,754
AEROSPACE & DEFENSE — 1.49%
Boeing Co. (The)
4.88%, 02/15/20	11,503	13,952,824
General Dynamics Corp.
1.00%, 11/15/17	10,000	9,957,800
2.25%, 11/15/22 (Call 08/15/22)	12,000	11,830,020
L-3 Communications Corp.
4.75%, 07/15/20	7,023	7,836,552
5.20%, 10/15/19[a]	19,090	21,946,150
Lockheed Martin Corp.
3.35%, 09/15/21[a]	24,854	26,507,651
4.25%, 11/15/19	10,428	11,842,163
Raytheon Co.
2.50%, 12/15/22	25,000	25,137,171
3.13%, 10/15/20[a]	11,295	12,184,255
United Technologies Corp.
1.80%, 06/01/17	29,989	30,899,766
3.10%, 06/01/22[a]	42,354	45,363,599
4.50%, 04/15/20[a]	22,575	26,708,844
4.50%, 06/01/42	44,439	50,468,661
5.38%, 12/15/17	9,888	11,899,338
5.70%, 04/15/40	20,790	27,372,923
6.13%, 02/01/19[a]	26,469	33,204,963
6.13%, 07/15/38	10,500	14,138,187

		381,250,867
AGRICULTURE — 2.11%
Altria Group Inc.
2.85%, 08/09/22[a]	22,000	21,793,823
4.13%, 09/11/15	1,784	1,947,994
4.25%, 08/09/42[a]	10,438	10,336,407
4.75%, 05/05/21	39,684	45,081,552
9.25%, 08/06/19[a]	15,458	21,523,101
9.70%, 11/10/18	50,331	70,893,730
9.95%, 11/10/38	17,035	28,129,611
10.20%, 02/06/39	35,597	60,291,707
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	14,955	17,158,153
5.77%, 03/01/41	15,000	19,035,495
Lorillard Tobacco Co.
6.88%, 05/01/20[a]	18,673	22,799,262
8.13%, 06/23/19[a]	953	1,216,572
Philip Morris International Inc.
1.13%, 08/21/17[a]	8,500	8,504,417
2.50%, 05/16/16	25,910	27,353,187
2.50%, 08/22/22[a]	19,000	19,120,840
2.90%, 11/15/21	11,795	12,289,367

Security	Principal (000s)	Value

3.88%, 08/21/42[a]	$8,625	$8,685,901
4.38%, 11/15/41	10,500	11,354,640
4.50%, 03/26/20[a]	19,089	22,400,678
5.65%, 05/16/18	41,962	51,228,049
6.38%, 05/16/38	22,140	30,408,854
Reynolds American Inc.
3.25%, 11/01/22	13,200	13,368,938
4.75%, 11/01/42	12,500	12,662,000
7.63%, 06/01/16	104	125,310

		537,709,588
AUTO MANUFACTURERS — 0.25%
Daimler Finance North America LLC
8.50%, 01/18/31	21,500	33,792,732
Ford Motor Co.
7.45%, 07/16/31[a]	24,750	31,076,719

		64,869,451
BANKS — 23.59%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	17,243	18,198,693
American Express Bank FSB
6.00%, 09/13/17[a]	10,940	13,276,765
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17	8,500	8,687,373
Bank of America Corp.
3.63%, 03/17/16[a]	22,820	24,326,528
3.88%, 03/22/17	12,339	13,398,581
5.00%, 05/13/21	67,310	77,231,494
5.42%, 03/15/17	780	846,817
5.63%, 10/14/16[a]	2,100	2,390,181
5.63%, 07/01/20	43,670	51,540,788
5.65%, 05/01/18	43,180	50,093,178
5.70%, 01/24/22[a]	54,660	66,333,736
5.75%, 08/15/16	3,160	3,474,648
5.75%, 12/01/17	27,300	31,581,800
5.88%, 01/05/21	11,305	13,472,508
5.88%, 02/07/42	5,871	7,406,227
6.00%, 09/01/17	15,815	18,398,154
6.50%, 08/01/16	64,000	74,147,021
7.63%, 06/01/19	13,650	17,418,156
Series 1
3.75%, 07/12/16	35,300	37,700,068
Bank of America N.A.
5.30%, 03/15/17	20,500	22,901,798
6.00%, 10/15/36	6,895	8,399,282
Bank of Montreal
1.40%, 09/11/17	9,000	9,057,060
2.50%, 01/11/17[a]	29,555	31,094,372
2.55%, 11/06/22 (Call 10/06/22)	15,000	14,918,175
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16[a]	19,440	20,331,373
2.40%, 01/17/17 (Call 12/18/16)[a]	5,000	5,263,959
3.55%, 09/23/21 (Call 08/23/21)	15,920	17,418,107
Bank of Nova Scotia
2.05%, 10/07/15	3,500	3,625,705
2.55%, 01/12/17	23,321	24,608,063
2.90%, 03/29/16[a]	25,986	27,601,680
4.38%, 01/13/21[a]	10,516	12,156,759
Barclays Bank PLC
3.90%, 04/07/15	2,000	2,124,577

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 09/22/16[a]	$26,937	$30,242,135
5.13%, 01/08/20[a]	39,605	45,045,194
5.14%, 10/14/20	16,499	17,240,135
6.75%, 05/22/19[a]	33,314	40,843,297
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	14,648	14,838,893
2.15%, 03/22/17 (Call 02/22/17)	21,435	22,212,983
3.20%, 03/15/16 (Call 02/16/16)	6,355	6,795,552
5.20%, 12/23/15	11,148	12,414,413
BNP Paribas SA
2.38%, 09/14/17[a]	18,500	18,807,749
3.60%, 02/23/16[a]	40,636	43,096,185
5.00%, 01/15/21	50,770	56,762,063
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	19,303	20,148,022
Capital One Financial Corp.
3.15%, 07/15/16	22,302	23,717,731
4.75%, 07/15/21	18,500	21,267,539
6.15%, 09/01/16	297	341,295
6.75%, 09/15/17[a]	8,767	10,785,251
Citigroup Inc.
3.95%, 06/15/16[a]	45,238	48,753,219
4.45%, 01/10/17[a]	48,338	53,513,670
4.50%, 01/14/22[a]	47,651	53,521,541
4.59%, 12/15/15[a]	43,600	47,597,248
5.30%, 01/07/16	2,380	2,637,075
5.38%, 08/09/20[a]	33,012	38,879,553
5.50%, 02/15/17	55,370	61,334,822
5.85%, 08/02/16[a]	549	627,263
5.85%, 12/11/34	1,000	1,196,794
5.88%, 02/22/33	2,250	2,407,595
5.88%, 05/29/37	24,000	29,190,665
5.88%, 01/30/42	24,850	30,958,950
6.00%, 08/15/17	14,855	17,463,591
6.13%, 11/21/17	30,264	35,970,365
6.13%, 05/15/18[a]	19,575	23,400,855
6.13%, 08/25/36	30,410	33,319,979
6.63%, 06/15/32	7,250	8,320,318
6.88%, 03/05/38	34,550	46,151,313
8.13%, 07/15/39	62,105	93,759,235
8.50%, 05/22/19	80,984	108,087,120
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	10,675	10,910,185
Credit Suisse New York
4.38%, 08/05/20[a]	25,130	28,722,082
5.30%, 08/13/19[a]	50,202	59,719,938
5.40%, 01/14/20	20,070	22,554,064
6.00%, 02/15/18[a]	17,708	20,384,502
Deutsche Bank AG London
3.25%, 01/11/16[a]	34,902	37,056,500
6.00%, 09/01/17[a]	52,384	63,050,682
Fifth Third Bancorp
3.63%, 01/25/16	16,635	17,821,076
8.25%, 03/01/38	16,060	22,878,752
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16[a]	69,820	73,881,038
5.25%, 07/27/21[a]	75,845	86,670,357
5.35%, 01/15/16[a]	27,787	30,808,483
5.38%, 03/15/20[a]	35,582	40,657,537
5.63%, 01/15/17	8,610	9,445,400
5.75%, 10/01/16	9,290	10,587,512
5.75%, 01/24/22[a]	36,450	43,254,668
5.95%, 01/18/18	22,660	26,220,869

Security	Principal (000s)	Value

5.95%, 01/15/27	$5,000	$5,369,109
6.00%, 06/15/20	23,500	27,790,003
6.13%, 02/15/33[a]	21,000	24,317,790
6.15%, 04/01/18	77,186	90,131,968
6.25%, 09/01/17	50,620	59,029,840
6.25%, 02/01/41	48,582	58,902,294
6.45%, 05/01/36	4,000	4,286,359
6.75%, 10/01/37	85,087	94,588,172
7.50%, 02/15/19	15,250	19,098,351
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	32,400	35,997,913
5.63%, 08/15/35	1,190	1,370,892
HSBC Holdings PLC
4.00%, 03/30/22	13,277	14,559,425
4.88%, 01/14/22	14,000	16,331,980
5.10%, 04/05/21[a]	54,330	64,266,957
6.10%, 01/14/42	18,500	24,872,232
6.50%, 05/02/36	13,500	16,315,898
6.50%, 09/15/37[a]	84,293	102,631,785
6.80%, 06/01/38	17,402	21,877,620
HSBC USA Inc.
5.00%, 09/27/20	3,000	3,250,110
J.P. Morgan Chase & Co.
2.00%, 08/15/17[a]	18,350	18,658,904
2.60%, 01/15/16	12,600	13,108,326
3.15%, 07/05/16[a]	58,800	62,290,280
3.25%, 09/23/22	5,950	6,146,559
3.45%, 03/01/16	61,694	65,756,858
4.25%, 10/15/20	34,340	38,003,735
4.35%, 08/15/21[a]	64,670	72,367,670
4.40%, 07/22/20	4,250	4,748,400
4.50%, 01/24/22	54,713	61,872,196
4.63%, 05/10/21[a]	22,250	25,254,540
5.40%, 01/06/42[a]	19,750	23,889,383
5.50%, 10/15/40	6,250	7,570,475
5.60%, 07/15/41	30,750	37,861,783
6.00%, 01/15/18[a]	50,220	59,876,482
6.13%, 06/27/17	3,040	3,555,638
6.30%, 04/23/19	83,190	102,669,047
6.40%, 05/15/38	35,670	47,673,847
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	37,380	44,263,071
KeyCorp
5.10%, 03/24/21[a]	20,651	24,162,083
Lloyds TSB Bank PLC
4.20%, 03/28/17	15,860	17,517,586
4.88%, 01/21/16	12,709	13,990,996
6.38%, 01/21/21	17,033	21,074,846
Morgan Stanley
3.45%, 11/02/15[a]	29,250	30,204,232
3.80%, 04/29/16[a]	69,000	71,919,907
4.75%, 03/22/17	24,500	26,515,203
5.45%, 01/09/17	47,750	52,585,953
5.50%, 01/26/20	41,563	46,425,609
5.50%, 07/24/20	22,250	25,047,290
5.50%, 07/28/21[a]	52,420	59,846,268
5.63%, 09/23/19	46,017	51,785,691
5.75%, 10/18/16	16,115	17,808,413
5.75%, 01/25/21	59,770	68,215,800
5.95%, 12/28/17[a]	29,585	33,455,073
6.25%, 08/28/17[a]	24,736	28,123,481
6.38%, 07/24/42	24,500	28,666,181
6.63%, 04/01/18	43,080	50,182,057

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

7.25%, 04/01/32[a]	$16,162	$20,326,786
7.30%, 05/13/19[a]	54,555	66,004,109
Series F
5.55%, 04/27/17	15,250	16,829,595
National Australia Bank Ltd. New York
2.75%, 03/09/17	11,500	12,138,739
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	12,250	12,308,065
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	13,654	14,470,755
3.30%, 03/08/22 (Call 02/06/22)[b]	17,738	18,920,947
4.38%, 08/11/20[b]	10,208	11,790,758
5.13%, 02/08/20a,[b]	18,839	22,524,615
Rabobank Nederland
3.95%, 11/09/22	15,000	15,180,600
Rabobank Nederland
3.38%, 01/19/17[a]	35,699	38,312,827
3.88%, 02/08/22[a]	53,910	58,318,760
4.50%, 01/11/21[a]	22,440	25,285,154
5.25%, 05/24/41[a]	26,150	31,227,127
Royal Bank of Canada
2.30%, 07/20/16[a]	20,080	20,988,767
2.63%, 12/15/15[a]	16,372	17,250,849
2.88%, 04/19/16[a]	13,600	14,447,144
Royal Bank of Scotland Group PLC
4.38%, 03/16/16[a]	22,837	24,851,452
5.63%, 08/24/20	16,681	19,622,266
6.13%, 01/11/21[a]	12,280	14,967,048
6.40%, 10/21/19[a]	22,992	27,166,542
State Street Corp.
2.88%, 03/07/16[a]	16,159	17,210,466
4.38%, 03/07/21	3,090	3,627,665
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17[a]	15,000	15,325,718
3.20%, 07/18/22[a]	13,500	13,930,464
Svenska Handelsbanken AB
2.88%, 04/04/17	11,186	11,830,918
3.13%, 07/12/16[a]	19,140	20,345,724
Toronto-Dominion Bank (The)
2.38%, 10/19/16[a]	37,118	39,001,924
2.50%, 07/14/16[a]	12,975	13,650,998
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)[a]	16,000	16,357,416
2.20%, 11/15/16 (Call 10/14/16)	21,569	22,567,968
2.95%, 07/15/22 (Call 06/15/22)	14,387	14,722,649
3.00%, 03/15/22 (Call 02/15/22)	18,087	19,054,524
4.13%, 05/24/21 (Call 04/23/21)	20,449	23,585,161
UBS AG Stamford
4.88%, 08/04/20	20,075	23,363,933
5.75%, 04/25/18[a]	55,936	66,667,461
5.88%, 12/20/17[a]	51,698	61,402,645
Series 10
5.88%, 07/15/16[a]	16,202	18,154,467
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	15,500	19,699,957
6.60%, 01/15/38	69,354	96,769,921
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	18,078	20,840,288
5.63%, 10/15/16	16,727	19,212,425
5.75%, 06/15/17	24,570	29,214,592
5.75%, 02/01/18	38,770	46,663,727
6.00%, 11/15/17	9,736	11,672,880
Wells Fargo & Co.

Security	Principal (000s)	Value

2.63%, 12/15/16[a]	$9,500	$10,044,129
3.50%, 03/08/22	17,000	18,288,175
3.68%, 06/15/16[a],c	75,680	82,252,808
4.60%, 04/01/21	50,880	58,829,700
5.13%, 09/15/16	1,590	1,790,628
5.38%, 02/07/35	250	307,467
5.63%, 12/11/17[a]	93,098	111,649,359
Wells Fargo Bank N.A.
5.95%, 08/26/36	200	257,788
Wells Fargo Capital X
5.95%, 12/01/86	7,270	7,388,204
Westpac Banking Corp.
2.00%, 08/14/17	10,800	11,116,332
3.00%, 12/09/15[a]	11,501	12,191,693
4.88%, 11/19/19[a]	47,480	55,490,213

		6,021,192,732
BEVERAGES — 2.94%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	35,650	35,963,392
2.50%, 07/15/22	54,344	54,549,513
3.75%, 07/15/42[a]	20,870	20,972,123
5.00%, 04/15/20[a]	16,202	19,533,224
5.38%, 01/15/20	36,673	45,023,933
6.88%, 11/15/19	15,850	21,036,278
7.75%, 01/15/19	39,015	52,398,284
8.20%, 01/15/39	20,280	33,345,390
Bottling Group LLC
5.13%, 01/15/19	24,087	28,662,595
5.50%, 04/01/16	508	583,639
Coca-Cola Co. (The)
1.50%, 11/15/15	19,110	19,628,471
1.65%, 03/14/18	6,014	6,188,610
1.80%, 09/01/16	34,782	36,013,283
3.15%, 11/15/20	35,202	38,507,162
3.30%, 09/01/21	31,853	35,294,876
5.35%, 11/15/17	3,800	4,568,991
Diageo Capital PLC
1.50%, 05/11/17	16,125	16,390,659
5.75%, 10/23/17	22,297	27,050,986
Diageo Investment Corp.
2.88%, 05/11/22	17,604	18,322,111
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	15,660	22,799,217
PepsiCo Inc.
1.25%, 08/13/17	9,000	9,052,785
2.50%, 05/10/16	31,923	33,770,917
2.75%, 03/05/22[a]	9,929	10,314,742
3.00%, 08/25/21[a]	19,811	21,058,069
3.13%, 11/01/20[a]	16,150	17,461,004
4.00%, 03/05/42[a]	19,000	19,792,157
4.50%, 01/15/20[a]	10,704	12,544,185
4.88%, 11/01/40	9,035	10,528,879
5.00%, 06/01/18[a]	5,635	6,703,204
5.50%, 01/15/40	17,845	22,738,053
7.90%, 11/01/18[a]	35,554	48,539,387

		749,336,119

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

BIOTECHNOLOGY — 1.48%
Amgen Inc.
2.13%, 05/15/17[a]	$21,816	$22,600,721
2.30%, 06/15/16[a]	29,857	31,128,162
2.50%, 11/15/16	11,604	12,170,339
3.45%, 10/01/20[a]	8,000	8,537,546
3.63%, 05/15/22 (Call 02/15/22)[a]	27,000	28,987,289
3.88%, 11/15/21 (Call 08/15/21)[a]	24,600	27,002,847
4.10%, 06/15/21 (Call 03/15/21)	4,945	5,492,197
5.15%, 11/15/41 (Call 05/15/41)	26,532	30,197,197
5.38%, 05/15/43 (Call 11/15/42)	20,750	24,559,424
5.65%, 06/15/42 (Call 12/15/41)	17,000	20,605,445
5.70%, 02/01/19[a]	34,383	41,586,926
5.85%, 06/01/17	398	475,242
6.38%, 06/01/37[a]	5,839	7,412,523
6.40%, 02/01/39	28,440	36,485,867
Celgene Corp.
3.25%, 08/15/22	17,200	17,566,188
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)[a]	32,726	37,493,537
4.50%, 04/01/21 (Call 01/01/21)	726	833,948
5.65%, 12/01/41 (Call 06/01/41)	19,950	25,281,837

		378,417,235
CHEMICALS — 1.61%
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	37,929	39,554,542
3.00%, 11/15/22 (Call 08/15/22)	15,063	14,951,308
4.13%, 11/15/21 (Call 08/15/21)[a]	33,116	36,216,399
4.25%, 11/15/20 (Call 08/15/20)[a]	12,511	13,855,307
4.38%, 11/15/42 (Call 05/15/42)	17,000	16,745,383
5.25%, 11/15/41 (Call 05/15/41)	11,425	12,693,024
5.70%, 05/15/18[a]	1,090	1,299,960
7.38%, 11/01/29	3,035	4,054,730
8.55%, 05/15/19[a]	37,403	50,498,976
9.40%, 05/15/39	26,979	43,841,261
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21[a]	18,700	20,764,199
4.63%, 01/15/20[a]	13,623	16,014,180
6.00%, 07/15/18	22,639	28,163,041
Eastman Chemical Co.
2.40%, 06/01/17	18,400	19,029,948
3.60%, 08/15/22 (Call 05/15/22)[a]	18,138	19,062,820
Ecolab Inc.
3.00%, 12/08/16[a]	21,014	22,427,484
4.35%, 12/08/21[a]	21,788	24,485,330
5.50%, 12/08/41	13,588	16,347,859
Rohm and Haas Co.
6.00%, 09/15/17	4,069	4,821,481
7.85%, 07/15/29	5,355	7,299,888

		412,127,120
COMMERCIAL SERVICES — 0.19%
ADT Corp. (The)
2.25%, 07/15/17[d]	5,000	5,032,500
3.50%, 07/15/22[a],d	27,550	27,649,982
4.88%, 07/15/42[d]	14,477	14,624,173

		47,306,655
COMPUTERS — 1.55%
Hewlett-Packard Co.
2.60%, 09/15/17[a]	11,500	10,930,511

Security	Principal (000s)	Value

2.65%, 06/01/16[a]	$18,454	$18,034,541
3.00%, 09/15/16[a]	26,732	26,290,655
3.30%, 12/09/16	12,638	12,557,272
3.75%, 12/01/20[a]	20,834	19,246,101
4.05%, 09/15/22[a]	10,000	9,301,940
4.30%, 06/01/21	29,310	27,645,954
4.38%, 09/15/21[a]	4,173	3,943,930
4.65%, 12/09/21[a]	21,597	20,817,420
5.50%, 03/01/18[a]	18,030	19,104,588
6.00%, 09/15/41[a]	8,935	8,365,553
International Business Machines Corp.
1.25%, 02/06/17[a]	13,777	13,944,483
1.88%, 08/01/22	8,000	7,715,200
1.95%, 07/22/16	37,145	38,629,232
2.00%, 01/05/16	21,633	22,412,149
4.00%, 06/20/42	25,100	26,584,163
5.60%, 11/30/39	2,021	2,635,774
5.70%, 09/14/17	44,140	53,399,142
7.63%, 10/15/18	27,198	36,510,356
8.38%, 11/01/19[a]	11,443	16,423,431

		394,492,395
COSMETICS & PERSONAL CARE — 0.48%
Procter & Gamble Co. (The)
1.45%, 08/15/16	27,697	28,366,805
1.80%, 11/15/15[a]	11,591	12,022,595
2.30%, 02/06/22[a]	15,000	15,385,476
4.70%, 02/15/19[a]	26,472	31,536,882
5.55%, 03/05/37	25,150	34,092,900
Series A
9.36%, 01/01/21	307	408,145

		121,812,803
DIVERSIFIED FINANCIAL SERVICES — 7.46%
American Express Co.
6.15%, 08/28/17	29,015	35,184,970
7.00%, 03/19/18	29,500	37,648,490
American Express Credit Corp.
2.80%, 09/19/16	43,976	46,704,416
Associates Corp. of North America
6.95%, 11/01/18	442	534,820
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	2,889	3,207,830
5.55%, 01/22/17	2,308	2,610,609
6.40%, 10/02/17	24,050	28,991,679
7.25%, 02/01/18[a]	8,250	10,263,433
Capital One Bank (USA) N.A.
8.80%, 07/15/19	41,840	56,600,524
Caterpillar Financial Services Corp.
2.05%, 08/01/16	24,000	24,876,168
7.15%, 02/15/19	19,925	26,235,987
CME Group Inc.
3.00%, 09/15/22	7,000	7,196,280
Countrywide Financial Corp.
6.25%, 05/15/16[a]	5,500	6,070,149
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,825	2,059,718
7.13%, 07/15/32	500	716,158
Ford Motor Credit Co. LLC
3.00%, 06/12/17[a]	26,704	27,192,633
4.25%, 02/03/17	15,208	16,158,687

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

4.25%, 09/20/22[a]	$20,000	$20,778,686
5.00%, 05/15/18[a]	29,121	31,857,573
5.75%, 02/01/21	19,632	22,303,479
5.88%, 08/02/21[a]	34,458	39,543,656
6.63%, 08/15/17	24,708	28,751,588
8.00%, 12/15/16[a]	24,923	29,972,151
8.13%, 01/15/20	19,208	24,324,600
General Electric Capital Corp.
2.25%, 11/09/15	15,500	16,031,728
2.30%, 04/27/17[a]	5,500	5,680,556
2.90%, 01/09/17[a]	34,050	35,995,406
2.95%, 05/09/16	38,458	40,684,845
3.15%, 09/07/22[a]	35,500	36,298,928
3.35%, 10/17/16[a]	21,310	22,952,053
4.38%, 09/16/20	780	873,467
4.63%, 01/07/21	60,470	68,498,251
4.65%, 10/17/21	27,520	31,272,558
5.00%, 01/08/16	3,100	3,456,931
5.30%, 02/11/21[a]	23,430	27,076,270
5.38%, 10/20/16[a]	1,281	1,471,946
5.40%, 02/15/17	12,000	13,852,440
5.50%, 01/08/20	20,610	24,599,323
5.63%, 09/15/17	9,300	10,982,067
5.63%, 05/01/18[a]	79,381	94,447,593
5.88%, 01/14/38	93,687	113,202,939
6.00%, 08/07/19	23,410	28,641,009
6.15%, 08/07/37	7,750	9,661,494
6.88%, 01/10/39[a]	43,050	58,354,383
Series A
5.55%, 05/04/20	390	464,475
6.75%, 03/15/32	45,775	59,738,815
Goldman Sachs Capital I
6.35%, 02/15/34[a]	22,550	23,109,917
HSBC Finance Corp.
5.50%, 01/19/16[a]	16,500	18,344,370
6.68%, 01/15/21[a]	49,457	58,567,227
Jefferies Group Inc.
5.13%, 04/13/18[a]	28,944	30,209,576
6.88%, 04/15/21[a]	432	483,343
Merrill Lynch & Co. Inc.
5.70%, 05/02/17	5,000	5,458,500
6.05%, 05/16/16	35,870	39,642,315
6.11%, 01/29/37[a]	11,500	12,606,539
6.40%, 08/28/17	13,610	15,928,596
6.88%, 04/25/18	76,315	91,583,914
6.88%, 11/15/18	213	256,982
7.75%, 05/14/38	44,474	57,769,502
Nomura Holdings Inc.
4.13%, 01/19/16[a]	12,625	13,265,586
6.70%, 03/04/20	18,828	21,996,419
ORIX Corp.
5.00%, 01/12/16[a]	1,039	1,125,525
SLM Corp.
5.63%, 08/01/33	10,440	9,735,300
6.00%, 01/25/17	14,069	15,169,117
6.25%, 01/25/16[a]	28,197	30,593,745
7.25%, 01/25/22	13,354	14,682,278
8.00%, 03/25/20	23,984	27,415,151
8.45%, 06/15/18	39,707	46,109,754
Toyota Motor Credit Corp.
1.25%, 10/05/17	9,500	9,552,108
1.75%, 05/22/17	2,100	2,155,020
2.00%, 09/15/16	38,081	39,406,790

Security	Principal (000s)	Value

2.05%, 01/12/17	$20,753	$21,538,615
2.80%, 01/11/16	2,418	2,550,162
3.30%, 01/12/22	14,638	15,817,823
3.40%, 09/15/21[a]	22,439	24,358,104
4.25%, 01/11/21[a]	5,000	5,746,337
Series B
4.50%, 06/17/20	13,854	16,029,621

		1,905,229,997
ELECTRIC — 1.23%
Duke Energy Carolinas LLC
5.30%, 02/15/40	13,350	16,362,561
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a],d	11,250	12,309,103
6.25%, 10/01/39	14,100	16,436,180
FirstEnergy Corp. Series C
7.38%, 11/15/31	21,500	28,001,688
Florida Power Corp.
6.40%, 06/15/38	20,068	27,825,183
Georgia Power Co.
4.30%, 03/15/42	18,460	19,436,925
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	31,700	40,921,689
6.50%, 09/15/37	10,310	14,010,362
Nisource Finance Corp.
6.40%, 03/15/18[a]	6,847	8,248,477
Oncor Electric Delivery Co.
7.00%, 09/01/22	6,265	7,974,092
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	69	76,366
5.40%, 01/15/40	23,750	28,966,619
5.80%, 03/01/37	5,100	6,465,333
6.05%, 03/01/34	51,650	67,232,784
8.25%, 10/15/18[a]	13,705	18,688,888

		312,956,250
ELECTRONICS — 0.78%
Honeywell International Inc.
4.25%, 03/01/21[a]	12,450	14,661,060
5.00%, 02/15/19	11,287	13,512,790
5.30%, 03/01/18	20,858	25,121,166
Koninklijke Philips Electronics NV
3.75%, 03/15/22[a]	19,104	21,070,375
5.00%, 03/15/42[a]	5,648	6,477,761
5.75%, 03/11/18	9,507	11,553,056
6.88%, 03/11/38	13,082	18,014,437
Thermo Fisher Scientific Inc.
2.25%, 08/15/16[a]	23,252	24,162,451
3.15%, 01/15/23 (Call 10/15/22)	18,475	18,994,024
3.20%, 03/01/16[a]	1,688	1,801,889
3.60%, 08/15/21 (Call 05/15/21)[a]	36,946	39,595,276
4.50%, 03/01/21	4,192	4,782,003

		199,746,288
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance (USA) Inc.
2.88%, 05/08/22	25,154	25,975,612
4.38%, 05/08/42	12,575	13,854,060

		39,829,672

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	$18,104	$19,047,038
5.00%, 03/01/20[a]	13,621	15,912,052

		34,959,090
FOOD — 2.10%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	22,854	24,190,310
5.65%, 02/15/19	14,790	18,167,376
5.70%, 02/15/17[a]	13,955	16,511,101
Kellogg Co.
3.13%, 05/17/22	5,000	5,236,881
4.00%, 12/15/20	18,587	20,894,576
4.45%, 05/30/16	11,008	12,259,882
Series B
7.45%, 04/01/31	15,310	21,405,064
Kraft Foods Group Inc.
2.25%, 06/05/17[d]	15,000	15,589,500
3.50%, 06/06/22[d]	46,912	50,025,986
5.00%, 06/04/42 [a],d	20,041	22,301,933
5.38%, 02/10/20[d]	5,650	6,872,136
6.88%, 01/26/39[d]	4,400	6,053,222
Kraft Foods Inc.
4.13%, 02/09/16	21,700	23,731,012
5.38%, 02/10/20	61,841	75,077,893
6.13%, 02/01/18[a]	16,555	20,233,976
6.13%, 08/23/18[a]	28,068	34,749,102
6.50%, 08/11/17	17,383	21,341,747
6.50%, 02/09/40	48,100	64,550,970
Kroger Co. (The)
6.15%, 01/15/20	10,797	13,257,568
Unilever Capital Corp.
4.25%, 02/10/21	47,331	55,262,256
4.80%, 02/15/19	4,814	5,651,404
5.90%, 11/15/32	1,520	2,127,308

		535,491,203
FOREST PRODUCTS & PAPER — 0.42%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	6,500	7,375,241
7.30%, 11/15/39	13,500	18,373,500
7.50%, 08/15/21[a]	20,374	26,814,018
7.95%, 06/15/18	41,996	54,307,967
9.38%, 05/15/19[a]	469	644,713

		107,515,439
GAS — 0.17%
National Grid PLC
6.30%, 08/01/16[a]	16,269	18,880,066
Sempra Energy
6.00%, 10/15/39	11,350	14,664,030
6.50%, 06/01/16	7,590	8,966,944

		42,511,040

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.35%
Becton, Dickinson and Co.
3.13%, 11/08/21	$9,554	$10,314,700
Boston Scientific Corp.
6.00%, 01/15/20[a]	9,138	10,732,992
Covidien International Finance SA
6.00%, 10/15/17[a]	21,552	26,296,458
6.55%, 10/15/37	13,600	19,266,685
Medtronic Inc.
4.45%, 03/15/20	20,116	23,436,749

		90,047,584
HEALTH CARE — SERVICES — 1.19%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	11,450	11,465,278
3.95%, 09/01/20	19,483	21,515,792
6.00%, 06/15/16	10,372	12,092,507
6.63%, 06/15/36	11,210	15,060,579
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)[a]	17,101	18,660,098
5.38%, 02/15/42 (Call 08/15/41)[a]	10,350	12,039,482
UnitedHealth Group Inc.
1.40%, 10/15/17	2,850	2,865,584
2.88%, 03/15/22 (Call 12/15/21)[a]	11,500	11,844,809
5.80%, 03/15/36	4,000	4,916,240
6.00%, 02/15/18	24,134	29,504,918
6.88%, 02/15/38	25,248	35,102,900
WellPoint Inc.
1.88%, 01/15/18[a]	4,000	4,050,952
3.13%, 05/15/22	5,104	5,171,343
3.30%, 01/15/23	27,750	28,491,147
4.63%, 05/15/42	10,000	10,383,100
4.65%, 01/15/43	23,000	24,013,794
5.25%, 01/15/16	20,863	23,277,446
5.85%, 01/15/36	14,800	17,549,840
6.38%, 06/15/37	11,920	15,150,254

		303,156,063
HOUSEHOLD PRODUCTS & WARES — 0.00%
Kimberly-Clark Corp.
6.13%, 08/01/17	79	97,383

		97,383
INSURANCE — 2.61%
Allstate Corp. (The)
5.55%, 05/09/35	10,290	12,651,992
American International Group Inc.
3.80%, 03/22/17	17,742	19,111,001
4.88%, 09/15/16	34,343	38,335,336
4.88%, 06/01/22[a]	20,069	22,529,158
5.45%, 05/18/17[a]	6,473	7,405,500
5.60%, 10/18/16[a]	739	840,439
5.85%, 01/16/18[a]	89,159	104,347,762
6.25%, 05/01/36[a]	15,000	19,096,172
6.40%, 12/15/20	30,536	37,415,150
8.25%, 08/15/18	26,425	34,351,995
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	16,000	16,355,912

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

4.25%, 01/15/21[a]	$17,917	$20,604,192
5.40%, 05/15/18[a]	8,671	10,488,327
5.75%, 01/15/40	14,750	18,401,215
Berkshire Hathaway Inc.
1.90%, 01/31/17	19,715	20,401,411
2.20%, 08/15/16[a]	15,618	16,341,999
Chubb Corp. (The)
6.00%, 05/11/37	4,400	5,773,270
Hartford Financial Services Group Inc.
5.13%, 04/15/22	12,815	14,567,836
MetLife Inc.
4.13%, 08/13/42	4,000	4,006,505
4.75%, 02/08/21[a]	23,294	27,025,261
5.70%, 06/15/35	18,300	22,428,480
5.88%, 02/06/41	15,750	20,009,781
6.38%, 06/15/34	7,875	10,324,716
6.75%, 06/01/16[a]	19,906	23,792,692
7.72%, 02/15/19[a]	20,628	27,166,327
Series A
6.82%, 08/15/18	13,229	16,666,666
Prudential Financial Inc.
7.38%, 06/15/19	13,682	17,440,647
Series D
4.75%, 09/17/15	7,173	7,886,581
6.00%, 12/01/17[a]	11,184	13,421,554
6.63%, 12/01/37	20,750	26,253,172
Travelers Companies Inc. (The)
5.35%, 11/01/40	17,250	21,531,364
6.25%, 06/15/37[a]	7,420	9,945,013

		666,917,426
INTERNET — 0.43%
Amazon.com Inc.
1.20%, 11/29/17	10,000	9,955,900
2.50%, 11/29/22 (Call 08/29/22)	15,000	14,913,600
eBay Inc.
1.35%, 07/15/17[a]	17,642	17,879,109
2.60%, 07/15/22 (Call 04/15/22)[a]	24,988	25,349,701
4.00%, 07/15/42 (Call 01/15/42)	6,000	5,807,400
Google Inc.
2.13%, 05/19/16[a]	14,043	14,705,053
3.63%, 05/19/21[a]	19,239	21,544,409

		110,155,172
IRON & STEEL — 0.27%
ArcelorMittal SA
5.00%, 02/25/17[a]	13,812	13,854,204
5.75%, 08/05/20[a]	25,569	25,290,273
6.75%, 02/25/22[a]	13,056	13,503,664
10.35%, 06/01/19[a]	7,999	9,408,195
Cliffs Natural Resources Inc.
6.25%, 10/01/40[a]	8,115	7,738,058

		69,794,394
MACHINERY — 0.56%
Caterpillar Inc.
3.80%, 08/15/42[d]	13,335	13,261,658
3.90%, 05/27/21[a]	22,662	25,575,200
5.20%, 05/27/41	23,600	28,975,584
7.90%, 12/15/18[a]	13,186	17,925,971

Security	Principal (000s)	Value

Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	$17,208	$17,637,426
3.90%, 06/09/42 (Call 12/09/41)	25,570	26,333,264
4.38%, 10/16/19[a]	10,478	12,260,286

		141,969,389
MANUFACTURING — 0.69%
3M Co.
1.38%, 09/29/16	23,308	23,821,396
5.70%, 03/15/37	9,900	13,471,380
Danaher Corp.
5.40%, 03/01/19[a]	442	535,405
General Electric Co.
2.70%, 10/09/22	11,750	11,961,579
4.13%, 10/09/42	10,000	10,440,060
5.25%, 12/06/17[a]	46,718	55,234,589
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	14,550	15,162,025
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	5,608	6,833,501
Turlock Corp.
1.50%, 11/02/17[d]	10,000	10,061,000
2.75%, 11/02/22[d]	20,000	20,162,000
4.00%, 11/02/32[d]	6,400	6,568,415
4.15%, 11/02/42[d]	875	891,021

		175,142,371
MEDIA — 7.24%
Comcast Corp.
3.13%, 07/15/22	19,750	20,581,080
4.65%, 07/15/42[a]	16,750	17,715,582
4.95%, 06/15/16[a]	13,990	15,838,534
5.15%, 03/01/20	48,008	57,297,654
5.65%, 06/15/35[a]	1,000	1,182,997
5.70%, 05/15/18	8,125	9,846,647
5.85%, 11/15/15	17,934	20,466,978
5.88%, 02/15/18[a]	9,500	11,531,116
5.90%, 03/15/16[a]	13,633	15,735,243
6.30%, 11/15/17	19,002	23,389,883
6.40%, 05/15/38	600	774,506
6.40%, 03/01/40	25,500	33,282,013
6.45%, 03/15/37	14,680	18,979,724
6.50%, 01/15/17	14,966	18,108,341
6.50%, 11/15/35	2,000	2,596,100
6.55%, 07/01/39[a]	20,250	26,730,338
6.95%, 08/15/37[a]	72,288	98,634,092
7.05%, 03/15/33	300	407,886
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17[a]	8,638	8,823,862
3.13%, 02/15/16	14,000	14,698,984
3.50%, 03/01/16	29,474	31,327,620
3.80%, 03/15/22	20,638	21,086,257
4.60%, 02/15/21 (Call 11/15/20)	20,172	21,835,052
5.00%, 03/01/21[a]	33,711	37,470,619
5.15%, 03/15/42	20,500	20,515,580
5.20%, 03/15/20	18,000	20,428,380
5.88%, 10/01/19	20,562	24,248,767
6.00%, 08/15/40 (Call 05/15/40)	11,875	12,963,284
6.35%, 03/15/40[a]	2,645	3,047,103
6.38%, 03/01/41	19,205	21,976,794

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Discovery Communications LLC
5.05%, 06/01/20	$23,673	$27,510,275
6.35%, 06/01/40	14,600	18,764,451
Historic TW Inc.
6.63%, 05/15/29	11,800	15,035,128
NBCUniversal Media LLC
2.88%, 04/01/16	10,703	11,341,225
2.88%, 01/15/23	9,750	9,775,959
4.38%, 04/01/21	60,000	67,897,368
4.45%, 01/15/43	19,000	18,998,480
5.15%, 04/30/20[a]	27,924	33,244,826
5.95%, 04/01/41	33,300	40,482,643
6.40%, 04/30/40[a]	3,350	4,289,441
News America Inc.
3.00%, 09/15/22[a,d]	16,550	16,665,850
4.50%, 02/15/21[a]	23,487	26,712,820
6.15%, 03/01/37[a]	1,550	1,896,061
6.15%, 02/15/41	34,045	42,772,776
6.20%, 12/15/34[a]	25,447	31,088,218
6.65%, 11/15/37	32,292	41,542,205
Thomson Reuters Corp.
6.50%, 07/15/18	15,818	19,794,329
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	15,087	16,424,211
4.50%, 09/15/42 (Call 03/15/42)	22,250	21,657,489
5.00%, 02/01/20[a]	51,138	59,229,218
5.50%, 09/01/41 (Call 03/01/41)	17,720	19,693,299
5.85%, 05/01/17	38,173	45,239,013
5.88%, 11/15/40 (Call 05/15/40)	6,650	7,690,692
6.55%, 05/01/37	4,565	5,637,934
6.75%, 07/01/18	24,717	30,938,269
6.75%, 06/15/39	69,334	88,465,677
7.30%, 07/01/38	18,750	25,017,187
8.25%, 04/01/19	54,589	72,648,499
8.75%, 02/14/19	9,604	12,970,394
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,120	1,579,085
Time Warner Inc.
4.70%, 01/15/21	18,873	21,709,482
4.75%, 03/29/21[a]	19,860	22,940,618
4.88%, 03/15/20[a]	24,305	28,230,656
5.38%, 10/15/41	700	793,442
5.88%, 11/15/16	11,792	13,869,161
6.10%, 07/15/40	11,750	14,359,024
6.25%, 03/29/41[a]	19,020	23,646,615
6.50%, 11/15/36[a]	25,050	31,502,369
7.63%, 04/15/31	27,213	37,626,125
7.70%, 05/01/32	31,873	44,545,074
Viacom Inc.
6.25%, 04/30/16	18,638	21,770,390
6.88%, 04/30/36	26,950	36,840,076
7.88%, 07/30/30	18,080	24,980,142
Walt Disney Co. (The)
1.13%, 02/15/17	17,991	18,074,338
1.35%, 08/16/16	12,244	12,439,292
2.75%, 08/16/21	11,250	11,684,644
5.63%, 09/15/16	14,847	17,383,482

		1,848,918,968
MINING — 3.01%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	27,643	28,998,820
5.55%, 02/01/17[a]	5,447	6,031,636

Security	Principal (000s)	Value

5.72%, 02/23/19	$14,071	$15,319,153
6.15%, 08/15/20[a]	16,499	18,030,987
6.75%, 07/15/18[a]	9,929	11,470,328
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	1,500	1,740,811
Barrick Gold Corp.
2.90%, 05/30/16[a]	32,036	33,748,965
3.85%, 04/01/22[a]	12,375	13,143,501
5.25%, 04/01/42	18,650	20,889,212
6.95%, 04/01/19[a]	10,344	12,900,830
Barrick North America Finance LLC
4.40%, 05/30/21[a]	25,297	27,999,226
5.70%, 05/30/41	21,350	24,729,385
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17[a]	40,404	41,474,435
1.88%, 11/21/16	18,123	18,766,796
2.88%, 02/24/22[a]	17,255	18,053,389
3.25%, 11/21/21[a]	18,949	20,399,417
4.13%, 02/24/42[a]	17,450	18,657,051
5.40%, 03/29/17[a]	5,000	5,867,250
6.50%, 04/01/19	28,056	36,071,787
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	39,138	39,694,092
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	35,953	37,038,601
4.88%, 03/15/42 (Call 09/15/41)	25,380	26,540,952
5.13%, 10/01/19[a]	1,502	1,729,969
6.25%, 10/01/39	12,800	15,452,768
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	321,297
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20[a]	152	162,326
3.75%, 09/20/21[a]	15,518	16,752,178
4.13%, 05/20/21[a]	15,190	16,798,267
5.20%, 11/02/40	31,752	37,201,056
6.50%, 07/15/18[a]	33,745	42,382,370
7.13%, 07/15/28	2,550	3,462,097
9.00%, 05/01/19	20,596	28,531,241
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	23,250	23,521,618
2.88%, 08/21/22 (Call 05/21/22)	4,250	4,280,608
3.50%, 03/22/22 (Call 12/22/21)	52,000	55,025,480
4.13%, 08/21/42 (Call 02/21/42)	12,250	12,413,507
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	11,000	11,067,026
6.25%, 07/15/41 (Call 01/15/41)	17,900	20,275,649

		766,944,081
OFFICE & BUSINESS EQUIPMENT — 0.15%
Xerox Corp.
4.50%, 05/15/21[a]	19,521	20,480,262
6.35%, 05/15/18[a]	16,324	18,937,420

		39,417,682
OIL & GAS — 9.00%
Anadarko Petroleum Corp.
5.95%, 09/15/16	29,530	34,259,008
6.20%, 03/15/40[a]	17,750	21,966,466
6.38%, 09/15/17	36,618	44,000,127
6.45%, 09/15/36	31,792	39,914,751

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	$13,388	$14,261,125
4.75%, 04/15/43 (Call 10/15/42)	25,000	27,370,375
5.10%, 09/01/40 (Call 03/01/40)[a]	35,200	40,497,364
6.00%, 01/15/37	11,150	14,203,197
BP Capital Markets PLC
1.38%, 11/06/17	5,000	5,015,683
1.85%, 05/05/17	10,585	10,818,823
2.25%, 11/01/16[a]	15,500	16,143,172
2.50%, 11/06/22	3,000	2,970,834
3.13%, 10/01/15	12,955	13,769,517
3.20%, 03/11/16	32,588	34,761,978
3.25%, 05/06/22	37,358	39,321,013
3.56%, 11/01/21	20,050	21,719,864
4.50%, 10/01/20	23,349	27,080,170
4.74%, 03/11/21	24,917	29,234,286
4.75%, 03/10/19	16,387	19,179,345
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	23,508	27,839,819
6.25%, 03/15/38[a]	17,121	22,112,319
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	14,602	15,183,646
5.70%, 10/15/19	20,392	24,933,196
6.75%, 11/15/39	23,250	31,426,095
Chevron Corp.
4.95%, 03/03/19	26,724	32,086,486
ConocoPhillips
5.75%, 02/01/19	35,546	44,026,831
6.00%, 01/15/20[a]	19,313	24,656,328
6.50%, 02/01/39	57,470	81,592,458
ConocoPhillips Canada Funding Co.
5.63%, 10/15/16[a]	19,000	22,553,142
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,500	3,520,000
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)[a]	10,000	10,225,020
3.25%, 05/15/22 (Call 02/15/22)[a]	18,044	18,842,182
4.75%, 05/15/42 (Call 11/15/41)[a]	29,500	31,664,908
5.60%, 07/15/41 (Call 01/15/41)	7,750	9,270,989
7.95%, 04/15/32	15,060	22,127,887
Devon Financing Corp. ULC
7.88%, 09/30/31	20,010	29,187,667
Encana Corp.
6.50%, 08/15/34	11,390	13,902,247
6.50%, 02/01/38[a]	13,500	16,686,405
Ensco PLC
3.25%, 03/15/16[a]	6,058	6,456,585
4.70%, 03/15/21[a]	33,147	37,646,596
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	23,100	23,377,616
4.10%, 02/01/21[a]	16,771	19,186,024
5.63%, 06/01/19	10,604	13,022,277
Hess Corp.
5.60%, 02/15/41	24,575	28,630,846
6.00%, 01/15/40	8,300	10,037,821
7.30%, 08/15/31	15,010	20,306,984
8.13%, 02/15/19	13,462	17,861,853
Husky Energy Inc.
7.25%, 12/15/19	1,717	2,247,136
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	25,000	25,077,375
5.90%, 03/15/18[a]	8,563	10,396,207
6.60%, 10/01/37	5,550	7,434,071
Marathon Petroleum Corp.

Security	Principal (000s)	Value

5.13%, 03/01/21	$18,824	$22,039,892
6.50%, 03/01/41 (Call 09/01/40)	20,226	25,041,588
Nabors Industries Inc.
6.15%, 02/15/18[a]	13,000	15,309,753
9.25%, 01/15/19	16,627	22,075,917
Nexen Inc.
5.88%, 03/10/35	8,000	9,640,452
6.40%, 05/15/37	23,954	30,710,149
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	30,852	33,735,922
6.00%, 03/01/41 (Call 09/01/40)	10,165	12,225,669
8.25%, 03/01/19	2,362	3,121,698
Occidental Petroleum Corp.
1.75%, 02/15/17	40,200	41,479,393
2.70%, 02/15/23 (Call 11/15/22)	23,305	23,871,428
3.13%, 02/15/22 (Call 11/15/21)	15,571	16,690,555
Series 1
4.10%, 02/01/21 (Call 11/01/20)	16,610	19,089,602
Petro-Canada
6.80%, 05/15/38	14,565	19,668,628
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	16,438	18,647,678
Phillips 66
2.95%, 05/01/17[d]	11,800	12,486,878
4.30%, 04/01/22[d]	36,265	40,075,255
5.88%, 05/01/42[d]	23,470	27,753,275
Pride International Inc.
6.88%, 08/15/20[a]	17,530	22,272,684
Shell International Finance BV
1.13%, 08/21/17	10,500	10,576,965
2.25%, 01/06/23	15,000	14,922,011
2.38%, 08/21/22	7,170	7,225,209
3.25%, 09/22/15[a]	1,156	1,237,382
4.30%, 09/22/19	39,641	46,050,486
4.38%, 03/25/20	20,920	24,471,800
5.20%, 03/22/17[a]	4,882	5,750,620
5.50%, 03/25/40	16,615	21,753,770
6.38%, 12/15/38	49,869	71,442,319
Statoil ASA
2.45%, 01/17/23	12,000	11,940,857
3.13%, 08/17/17[a]	15,040	16,399,064
3.15%, 01/23/22[a]	14,692	15,672,067
5.10%, 08/17/40	13,950	17,127,810
5.25%, 04/15/19[a]	24,936	30,021,198
Suncor Energy Inc.
6.10%, 06/01/18[a]	19,475	23,788,518
6.50%, 06/15/38	18,500	24,441,719
6.85%, 06/01/39	10,000	13,644,067
Total Capital
2.30%, 03/15/16	21,635	22,638,503
3.13%, 10/02/15	9,502	10,130,366
4.45%, 06/24/20[a]	22,946	26,847,279
Total Capital International SA
1.50%, 02/17/17	10,996	11,167,044
1.55%, 06/28/17	6,708	6,829,179
2.70%, 01/25/23	23,350	23,895,981
2.88%, 02/17/22[a]	21,950	22,972,870
Transocean Inc.
2.50%, 10/15/17	2,500	2,515,775
3.80%, 10/15/22 (Call 07/15/22)[a]	15,000	15,266,850
4.95%, 11/15/15	13,875	15,134,629
5.05%, 12/15/16	22,281	24,683,164
6.00%, 03/15/18	16,268	18,915,563

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.38%, 12/15/21	$22,640	$27,245,431
6.50%, 11/15/20	22,732	27,314,696
6.80%, 03/15/38	11,750	14,178,138
Valero Energy Corp.
6.13%, 06/15/17	9,245	11,121,460
6.13%, 02/01/20[a]	17,594	21,461,837
6.63%, 06/15/37[a]	27,055	32,707,036
7.50%, 04/15/32	8,181	10,494,587
9.38%, 03/15/19[a]	14,799	20,309,597

		2,298,238,377
OIL & GAS SERVICES — 0.66%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	950	1,021,209
5.13%, 09/15/40	31,550	38,103,727
7.50%, 11/15/18[a]	9,066	12,089,340
Halliburton Co.
6.15%, 09/15/19[a]	936	1,192,141
6.70%, 09/15/38	7,500	10,523,775
7.45%, 09/15/39	21,745	32,817,717
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	15,000	15,145,875
3.95%, 12/01/42 (Call 06/01/42)	10,000	10,182,750
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	19,295	19,715,534
5.13%, 09/15/20[a]	5,170	5,448,043
9.63%, 03/01/19	17,775	22,880,650

		169,120,761
PHARMACEUTICALS — 5.26%
Abbott Laboratories
4.13%, 05/27/20[a]	17,750	20,669,165
5.13%, 04/01/19	51,406	62,341,007
5.30%, 05/27/40	37,627	49,876,018
6.15%, 11/30/37	17,217	25,228,296
AbbVie Inc.
1.75%, 11/06/17[d]	15,000	15,171,150
2.00%, 11/06/18[d]	5,000	5,056,050
2.90%, 11/06/22[d]	13,525	13,790,766
4.40%, 11/06/42[d]	7,700	8,110,102
AstraZeneca PLC
1.95%, 09/18/19	10,000	10,229,825
4.00%, 09/18/42	22,000	22,793,945
5.90%, 09/15/17	37,783	46,131,800
6.45%, 09/15/37	40,577	56,118,312
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	12,087	11,985,792
2.00%, 08/01/22	13,569	13,186,422
Eli Lilly and Co.
5.20%, 03/15/17	15,624	18,342,418
5.55%, 03/15/37	13,500	17,041,199
Express Scripts Holding Co.
2.65%, 02/15/17[d]	15,000	15,657,750
3.13%, 05/15/16	32,951	34,850,681
3.90%, 02/15/22[d]	5,000	5,394,450
4.75%, 11/15/21[d]	2,500	2,854,500
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	51,229	62,730,141
6.38%, 05/15/38	46,441	65,119,570
GlaxoSmithKline Capital PLC
1.50%, 05/08/17[a]	13,579	13,823,456

Security	Principal (000s)	Value

2.85%, 05/08/22	$44,061	$45,978,975
Johnson & Johnson
2.15%, 05/15/16	9,789	10,277,729
3.55%, 05/15/21	5,000	5,638,281
5.15%, 07/15/18[a]	10,762	13,127,683
5.55%, 08/15/17	15,388	18,647,166
5.95%, 08/15/37	17,805	25,006,143
Medco Health Solutions Inc.
7.13%, 03/15/18	8,062	10,143,640
Merck & Co. Inc.
1.10%, 01/31/18[a]	6,505	6,507,743
2.25%, 01/15/16[a]	18,500	19,373,481
2.40%, 09/15/22 (Call 06/15/22)[a]	9,500	9,558,217
3.60%, 09/15/42 (Call 03/15/42)	8,000	8,013,627
3.88%, 01/15/21 (Call 10/15/20)[a]	26,779	30,329,494
5.00%, 06/30/19	25,860	31,180,946
5.85%, 06/30/39	13,250	18,076,999
Novartis Capital Corp.
2.40%, 09/21/22	26,912	27,149,972
4.40%, 04/24/20[a]	14,082	16,560,760
Novartis Securities Investment Ltd.
5.13%, 02/10/19[a]	51,873	62,485,438
Pfizer Inc.
5.35%, 03/15/15	33,034	36,496,920
6.20%, 03/15/19	45,855	58,449,250
7.20%, 03/15/39	36,591	56,694,736
Sanofi
2.63%, 03/29/16	23,546	24,841,065
4.00%, 03/29/21	35,918	41,274,451
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	17,167	21,187,055
6.50%, 12/01/33	12,962	18,646,026
6.55%, 09/15/37	13,200	19,020,408
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	10,000	10,155,150
3.25%, 10/01/22 (Call 07/01/22)	27,000	27,788,130
4.63%, 10/01/42 (Call 04/01/42)	13,750	14,471,188
Wyeth LLC
5.50%, 02/15/16[a]	4,389	5,039,025
5.95%, 04/01/37	36,393	48,654,184
6.50%, 02/01/34	3,694	5,110,102

		1,342,386,799
PIPELINES — 1.76%
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	13,063	14,254,933
5.20%, 02/01/22 (Call 11/01/21)[a]	19,244	21,614,593
6.50%, 02/01/42 (Call 08/01/41)[a]	16,000	18,653,712
Enterprise Products Operating LLC
3.20%, 02/01/16[a]	15,320	16,297,186
4.45%, 02/15/43 (Call 08/15/42)	5,000	4,932,788
4.85%, 08/15/42 (Call 02/15/42)	15,000	15,534,023
5.20%, 09/01/20	19,782	23,620,165
5.95%, 02/01/41[a]	17,360	20,452,076
Series L
6.30%, 09/15/17[a]	11,138	13,587,737
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)[a]	22,500	23,922,855
5.95%, 02/15/18[a]	15,695	18,865,442
6.95%, 01/15/38	17,375	22,108,124

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	$16,750	$17,043,723
Plains All American Pipeline LP
3.65%, 06/01/22 (Call 03/01/22)	12,100	12,905,637
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	8,046,840
3.80%, 10/01/20	25,450	28,619,034
6.10%, 06/01/40	11,600	15,521,496
6.20%, 10/15/37	13,700	18,265,063
6.50%, 08/15/18[a]	6,737	8,548,108
7.13%, 01/15/19	17,666	22,649,554
7.63%, 01/15/39	21,100	32,165,874
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	14,000	14,238,875
5.25%, 03/15/20	25,618	29,755,307
6.30%, 04/15/40	22,350	27,274,534

		448,877,679
REAL ESTATE INVESTMENT TRUSTS — 0.72%
American Tower Corp.
4.50%, 01/15/18	10,876	11,937,987
4.70%, 03/15/22	6,000	6,637,717
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	16,270	17,734,626
3.85%, 02/01/23 (Call 11/01/22)	18,000	19,083,980
4.13%, 05/15/21	11,201	12,181,212
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)[a]	23,176	26,060,281
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,000	4,971,865
5.38%, 02/01/21 (Call 11/03/20)	21,837	25,187,750
Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)[a]	9,429	10,665,613
5.65%, 02/01/20 (Call 11/01/19)	31,072	37,324,584
6.13%, 05/30/18[a]	10,135	12,383,332

		184,168,947
RETAIL — 4.39%
CVS Caremark Corp.
5.75%, 06/01/17	42,240	50,657,710
5.75%, 05/15/41 (Call 11/15/40)	11,150	13,697,057
6.13%, 09/15/39	41,745	53,326,699
6.60%, 03/15/19	11,693	15,182,402
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/21/21)[a]	7,391	8,727,478
5.40%, 03/01/16	55,187	63,444,079
5.88%, 12/16/36[a]	46,050	60,911,693
5.95%, 04/01/41 (Call 10/01/40)	20,100	27,383,480
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	18,587	19,584,936
4.65%, 04/15/42 (Call 10/15/41)[a]	6,450	7,291,785
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	15,000	14,819,790
5.90%, 12/01/16	2,927	3,431,856
McDonald’s Corp.
2.63%, 01/15/22	10,096	10,430,200
5.35%, 03/01/18	15,778	19,127,414
6.30%, 10/15/37	16,551	23,210,995
6.30%, 03/01/38	12,058	16,861,892
Target Corp.
2.90%, 01/15/22	29,538	31,441,627

Security	Principal (000s)	Value

3.88%, 07/15/20[a]	$16,373	$18,727,419
4.00%, 07/01/42	21,000	21,580,873
5.38%, 05/01/17	12,888	15,284,459
5.88%, 07/15/16	388	457,799
6.00%, 01/15/18	27,126	33,567,744
6.50%, 10/15/37	20,500	28,779,657
7.00%, 01/15/38	33,850	49,652,348
Wal-Mart Stores Inc.
1.50%, 10/25/15	8,862	9,092,676
2.80%, 04/15/16[a]	19,782	21,174,514
3.25%, 10/25/20	34,471	37,778,827
3.63%, 07/08/20	19,453	21,789,013
4.25%, 04/15/21[a]	31,289	36,723,934
4.88%, 07/08/40	17,250	20,548,141
5.00%, 10/25/40	22,255	27,120,944
5.25%, 09/01/35	15,300	18,964,249
5.38%, 04/05/17	13,659	16,236,242
5.63%, 04/01/40	16,040	21,172,564
5.63%, 04/15/41[a]	37,000	49,022,410
5.80%, 02/15/18	17,386	21,447,370
6.20%, 04/15/38	29,341	40,588,579
6.50%, 08/15/37	80,129	113,574,933
7.55%, 02/15/30	3,718	5,508,779
Walgreen Co.
1.80%, 09/15/17	8,500	8,591,927
3.10%, 09/15/22[a]	21,250	21,620,812
4.40%, 09/15/42[a]	3,450	3,513,084
5.25%, 01/15/19[a]	16,457	19,411,260

		1,121,461,650
SAVINGS & LOANS — 0.06%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	15,000	16,162,624

		16,162,624
SEMICONDUCTORS — 0.45%
Intel Corp.
1.95%, 10/01/16[a]	22,804	23,710,142
3.30%, 10/01/21[a]	40,007	43,144,749
4.80%, 10/01/41	23,358	26,062,156
Texas Instruments Inc.
1.65%, 08/03/19[a]	14,343	14,378,380
2.38%, 05/16/16	7,052	7,407,723

		114,703,150
SOFTWARE — 1.70%
Microsoft Corp.
1.63%, 09/25/15	7,639	7,863,137
2.13%, 11/15/22	5,000	4,985,100
2.50%, 02/08/16[a]	6,756	7,139,808
3.00%, 10/01/20	24,200	26,406,999
3.50%, 11/15/42	8,000	7,815,600
4.20%, 06/01/19[a]	23,601	27,531,747
4.50%, 10/01/40	18,800	21,362,064
5.20%, 06/01/39	4,500	5,578,012
5.30%, 02/08/41	20,000	25,360,000
Oracle Corp.
1.20%, 10/15/17	29,950	30,047,987
2.50%, 10/15/22	33,650	34,041,821
3.88%, 07/15/20[a]	4,174	4,764,910

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 07/08/19	$55,406	$66,735,380
5.25%, 01/15/16	29,311	33,413,461
5.38%, 07/15/40	45,500	57,341,557
5.75%, 04/15/18	24,009	29,373,804
6.13%, 07/08/39	30,000	40,693,425
6.50%, 04/15/38	3,000	4,219,170

		434,673,982
TELECOMMUNICATIONS — 9.16%
AT&T Corp.
8.00%, 11/15/31	11,503	17,552,888
AT&T Inc.
1.60%, 02/15/17	3,814	3,868,872
1.70%, 06/01/17[a]	6,204	6,323,334
2.40%, 08/15/16	21,499	22,491,680
2.95%, 05/15/16[a]	31,289	33,229,387
3.00%, 02/15/22[a]	38,641	40,466,273
3.88%, 08/15/21[a]	28,777	32,275,995
4.45%, 05/15/21	17,565	20,431,081
5.35%, 09/01/40[a]	69,450	81,013,078
5.50%, 02/01/18	85,484	102,378,203
5.55%, 08/15/41[a]	54,821	66,042,678
5.60%, 05/15/18[a]	7,500	9,081,554
5.63%, 06/15/16[a]	22,952	26,475,557
5.80%, 02/15/19	30,612	37,849,702
6.15%, 09/15/34[a]	5,685	7,085,956
6.30%, 01/15/38	43,050	55,349,772
6.45%, 06/15/34	2,000	2,570,200
6.50%, 09/01/37	29,000	38,086,292
6.55%, 02/15/39	80,395	106,698,690
AT&T Mobility LLC
7.13%, 12/15/31	2,240	3,080,000
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,789	2,388,850
BellSouth Corp.
6.88%, 10/15/31	330	415,161
British Telecommunications PLC
5.95%, 01/15/18[a]	24,307	29,146,828
9.63%, 12/15/30	10,900	17,546,057
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	39,567	54,639,851
Cisco Systems Inc.
3.15%, 03/14/17[a]	15,299	16,721,348
4.45%, 01/15/20[a]	47,528	55,694,023
4.95%, 02/15/19[a]	27,069	32,245,218
5.50%, 02/22/16[a]	42,010	48,238,403
5.50%, 01/15/40	34,275	43,611,853
5.90%, 02/15/39	28,350	37,324,476
Deutsche Telekom International Finance BV
5.75%, 03/23/16	26,585	30,300,474
6.00%, 07/08/19[a]	17,111	21,029,248
6.75%, 08/20/18	2,082	2,613,765
8.75%, 06/15/30[a]	54,250	81,091,272
France Telecom SA
2.75%, 09/14/16	21,104	22,181,889
4.13%, 09/14/21[a]	13,866	15,290,913
5.38%, 07/08/19	21,653	25,572,548
5.38%, 01/13/42	19,750	22,817,965
8.50%, 03/01/31	32,410	48,341,460
New Cingular Wireless Services Inc.
8.75%, 03/01/31	6,450	10,459,320
Qwest Corp.

Security	Principal (000s)	Value

6.75%, 12/01/21	$21,569	$25,276,603
6.88%, 09/15/33 (Call 12/31/12)	5,500	5,527,500
8.38%, 05/01/16	2,000	2,402,796
Telecom Italia Capital SA
6.00%, 09/30/34	1,400	1,290,917
7.00%, 06/04/18[a]	24,768	27,864,000
7.18%, 06/18/19[a]	18,281	20,855,574
7.20%, 07/18/36	12,831	13,023,465
7.72%, 06/04/38	38,073	40,167,015
Telefonica Emisiones SAU
3.99%, 02/16/16	25,254	25,548,209
5.13%, 04/27/20[a]	23,524	23,569,375
5.46%, 02/16/21[a]	30,331	30,757,530
5.88%, 07/15/19[a]	15,951	16,761,842
6.42%, 06/20/16[a]	14,549	15,676,548
7.05%, 06/20/36	35,270	36,129,706
Telefonica Europe BV
8.25%, 09/15/30[a]	7,860	8,875,250
Verizon Communications Inc.
2.00%, 11/01/16	24,587	25,537,361
2.45%, 11/01/22 (Call 08/01/22)	23,000	23,071,913
3.00%, 04/01/16[a]	20,775	22,229,181
3.50%, 11/01/21[a]	31,231	34,332,082
3.85%, 11/01/42 (Call 05/01/42)	20,000	19,958,486
4.60%, 04/01/21[a]	25,277	29,764,173
4.75%, 11/01/41	17,000	19,273,750
5.50%, 04/01/17[a]	2,000	2,356,042
5.50%, 02/15/18	24,367	29,357,605
5.55%, 02/15/16[a]	10,068	11,519,806
5.85%, 09/15/35	17,040	21,513,511
6.00%, 04/01/41	21,350	27,986,647
6.10%, 04/15/18[a]	15,686	19,427,974
6.25%, 04/01/37	3,493	4,597,881
6.35%, 04/01/19	32,411	41,286,746
6.40%, 02/15/38	68,433	92,603,755
6.90%, 04/15/38[a]	8,850	12,676,097
7.35%, 04/01/39	8,061	12,121,044
7.75%, 12/01/30	21,465	31,543,354
8.75%, 11/01/18	59,063	82,395,838
Vodafone Group PLC
1.25%, 09/26/17[a]	14,000	13,997,550
1.63%, 03/20/17	18,600	18,972,619
2.50%, 09/26/22[a]	10,750	10,787,007
5.45%, 06/10/19	22,350	27,317,064
5.63%, 02/27/17	23,642	27,917,195
5.75%, 03/15/16	14,951	17,216,843
6.15%, 02/27/37[a]	25,000	33,335,142

		2,336,845,110
TRANSPORTATION — 0.58%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	15,968	18,574,616
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)[a]	15,061	17,136,761
United Parcel Service Inc.
2.45%, 10/01/22[a]	15,650	15,833,302
3.13%, 01/15/21[a]	25,986	28,179,790
5.13%, 04/01/19[a]	24,569	29,559,777
5.50%, 01/15/18[a]	1,139	1,367,700

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.20%, 01/15/38	$26,410	$36,116,462

		146,768,408

TOTAL CORPORATE BONDS & NOTES
(Cost: $22,747,710,842)		25,168,800,698

FOREIGN AGENCY OBLIGATIONS(e) — 0.01%

MEXICO — 0.01%
Pemex Project Funding Master Trust
6.63%, 06/15/35[a]	3,093	3,881,715

		3,881,715

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $3,120,591)		3,881,715

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.36%

MONEY MARKET FUNDS — 7.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,f,g]	1,404,966,712	$1,404,966,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,f,g]	125,132,666	125,132,666
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[b,f]	348,798,429	348,798,429

		1,878,897,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878,897,807)		1,878,897,807

TOTAL INVESTMENTS IN SECURITIES — 105.98%
(Cost: $24,629,729,240)		27,051,580,220
Other Assets, Less Liabilities — (5.98)%		(1,527,324,105)

NET ASSETS — 100.00%		$25,524,256,115

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

185

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.61%

CALIFORNIA — 98.61%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250	$239,895
0.00%, 10/01/17 (AMBAC)	70	61,397
4.75%, 10/01/25 (Call 12/31/12)
(NPFGC)	500	510,335
Alameda County Joint Powers Authority RB Lease Abatement
5.00%, 12/01/34 (Call 12/01/17)
(AGM)	250	285,558
Anaheim Public Financing Authority RB Electric Power & Light Revenues
4.50%, 10/01/37 (Call 04/01/17)
(NPFGC)	625	663,875
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14)
(NPFGC-FGIC)	780	833,664
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45 (Call 02/01/17)	250	256,820
Series F
5.00%, 04/01/24 (PR 04/01/16)	635	727,710
5.00%, 04/01/31 (PR 04/01/16)	805	922,530
5.00%, 04/01/31 (PR 04/01/17)	1,700	2,012,069
Series F-1
5.00%, 04/01/17	250	295,748
5.00%, 04/01/27 (Call 04/01/22)	1,310	1,639,033
5.00%, 04/01/28 (Call 04/01/19)	875	1,078,373
5.00%, 04/01/31 (Call 04/01/22)	1,000	1,226,600
5.00%, 04/01/39 (Call 04/01/18)	650	750,704
5.50%, 04/01/43 (Call 04/01/18)	2,100	2,458,575
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	500	665,525
5.00%, 07/01/33 (PR 01/01/28)
(AMBAC)	1,075	1,510,310
5.00%, 07/01/36 (PR 01/01/28)
(AMBAC)	525	737,593
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	300	308,814
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	400	411,752
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13 (NPFGC-FGIC)	150	151,232
5.00%, 02/01/15 (NPFGC-FGIC)	270	297,108
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22 (Call 05/01/18)
(AGM)	1,150	1,386,808
Series K
5.00%, 05/01/18	1,250	1,529,887
Series L
4.00%, 05/01/15	125	135,719
5.00%, 05/01/14	1,500	1,599,495
5.00%, 05/01/16	130	149,490
5.00%, 05/01/17	1,000	1,189,380
5.00%, 05/01/19	1,800	2,261,484

Security	Principal (000s)	Value

5.00%, 05/01/20	$250	$319,830
5.00%, 05/01/22 (Call 05/01/20)	2,250	2,817,765
Series M
4.00%, 05/01/16	1,000	1,116,110
4.00%, 05/01/19	750	895,582
5.00%, 05/01/13	1,400	1,428,196
5.00%, 05/01/14	500	533,165
5.00%, 05/01/15	500	554,895
Series N
5.00%, 05/01/13	120	122,417
5.00%, 05/01/20	1,500	1,918,980
California State Department of Water Resources RB Water Revenue
Series AE
5.00%, 12/01/25 (Call 06/01/18)	500	605,850
5.00%, 12/01/26 (Call 06/01/18)	500	604,360
Series AG
5.00%, 12/01/26 (Call 12/01/19)	250	309,083
California State Public Works Board RB Lease Abatement
6.00%, 11/01/34 (Call 11/01/19)	360	434,516
Series A
5.00%, 12/01/19 (AMBAC)	270	309,134
5.00%, 04/01/20	975	1,189,627
5.00%, 12/01/27 (Call 12/31/12)
(AMBAC)	1,430	1,449,491
5.00%, 04/01/32 (Call 04/01/22)	805	928,841
5.00%, 04/01/37 (Call 04/01/22)	500	562,665
Series C
4.00%, 10/01/20	270	312,476
Series G
5.00%, 11/01/37 (Call 11/01/22)	250	282,985
Series G-1
5.00%, 10/01/21 (Call 10/01/19)	100	118,602
5.13%, 10/01/22 (Call 10/01/19)	250	294,908
5.25%, 10/01/23 (Call 10/01/19)	105	123,579
Series I-1
6.13%, 11/01/29 (Call 11/01/19)	225	281,556
Series J
5.00%, 01/01/19 (Call 01/01/16)
(AMBAC)	500	558,360
5.00%, 01/01/21 (Call 01/01/16)	1,185	1,309,982
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29 (Call 06/01/14)	250	260,933
5.25%, 06/01/30 (Call 06/01/15)	250	267,395
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,300	1,364,740
Series D
5.00%, 12/01/31 (Call 12/01/21)	1,000	1,155,060
Series E
5.00%, 04/01/34 (Call 04/01/19)	350	392,896
Series G
5.00%, 12/01/31 (Call 12/01/21)	500	611,035
California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28 (Call 11/01/22)	450	507,281
5.00%, 11/01/22 (Call 05/01/15)
(AMBAC)	480	529,104
5.00%, 11/01/24 (Call 11/01/21)	750	927,885
5.00%, 11/01/30 (Call 05/01/15)
(AMBAC)	535	579,191
5.00%, 11/01/33 (Call 05/01/18)
(AGM)	985	1,129,756
5.25%, 11/01/34 (Call 05/01/19)	250	288,453

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series C
5.00%, 11/01/38 (Call 11/01/15)
(NPFGC)	$400	$439,720
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	445	454,176
5.00%, 06/15/13	4,480	4,596,614
Chabot-Las Positas Community College District GO
Series B
0.00%, 08/01/26 (Call 08/01/16)
(AMBAC)	250	132,910
5.00%, 08/01/29 (Call 08/01/16)
(AMBAC)	130	144,962
5.00%, 08/01/31 (Call 08/01/16)
(AMBAC)	700	776,874
Series C
0.00%, 08/01/34 (Call 08/01/16)
(AMBAC)	500	171,575
0.00%, 08/01/36 (Call 08/01/16)
(AMBAC)	645	199,228
0.00%, 08/01/37 (Call 08/01/16)
(AMBAC)	1,000	292,070
Chino Basin Regional Financing Authority RB Water Revenue
Series A
5.00%, 11/01/33 (Call 11/01/17)
(AMBAC)	280	320,552
5.00%, 11/01/38 (Call 11/01/17)
(AMBAC)	250	283,970
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29 (Call 04/01/19)	400	456,488
City & County of San Francisco GO
Series R1
5.00%, 06/15/20	500	639,355
City of Los Angeles GO Series B
5.00%, 09/01/19	1,000	1,261,040
City of Los Angeles RB Sewer Revenue
Series A
4.75%, 06/01/35 (Call 06/01/15)
(NPFGC)	875	955,675
5.00%, 06/01/16	200	231,206
5.00%, 06/01/20	250	318,878
5.00%, 06/01/39 (Call 06/01/19)	500	579,440
Series B
5.00%, 06/01/30 (Call 06/01/22)	500	613,210
5.00%, 06/01/32 (Call 06/01/22)	500	604,675
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17)
(AMBAC)	240	255,170
Series D
5.00%, 03/01/28 (Call 03/01/14)
(NPFGC)	200	209,756
City of Vernon RB Electric Power & Light Revenues Series A
5.13%, 08/01/21 (Call 08/01/19)	500	569,605
City of Vista COP Lease Abatement
5.00%, 05/01/37 (Call 05/01/17)
(NPFGC)	285	301,638
County of Orange RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/28 (Call 07/01/19)	125	144,935
County of Sacramento RB Port Airport & Marina Revenue

Security	Principal (000s)	Value

5.00%, 07/01/40 (Call 07/01/20)	$250	$280,985
Series C
6.00%, 07/01/41 (Call 07/01/18)	500	600,515
Cucamonga Valley Water District RB Water Revenue Series A
5.38%, 09/01/35 (Call 09/01/21)
(AGM)	250	302,463
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17)
(AGM)	1,000	163,130
5.00%, 08/01/37 (Call 08/01/17)
(AGM)	500	551,965
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/35 (Call 06/01/15)
(NPFGC)	1,200	1,313,652
5.00%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	1,025	1,182,532
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/24 (Call 07/01/18)	190	223,197
5.00%, 07/01/33 (Call 07/01/18)	330	381,695
5.00%, 07/01/35 (Call 07/01/18)	580	666,646
El Camino Community College District GO
Series C
0.00%, 08/01/32	1,000	430,590
0.00%, 08/01/34	500	192,655
Escondido Union High School District GO
Series C
0.00%, 08/01/51	1,155	173,342
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31 (Call 08/01/17)
(AMBAC)	600	673,686
Series C
5.00%, 08/01/36 (Call 08/01/21)	250	298,650
5.00%, 08/01/40 (Call 08/01/21)	190	225,346
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 12/31/12)
(NPFGC)	100	79,581
0.00%, 01/15/18 (Call 12/31/12)
(NPFGC)	100	75,205
0.00%, 01/01/30 (RADIAN-IBCC,
AGM-CR)	70	44,869
0.00%, 01/15/30 (Call 12/31/12)
(NPFGC)	125	45,060
0.00%, 01/15/31 (Call 12/31/12)
(NPFGC)	290	98,313
5.75%, 01/15/40 (Call 12/31/12)	2,000	2,001,080
Series A
0.00%, 01/01/19	325	306,043
0.00%, 01/01/20	1,100	1,010,592
0.00%, 01/01/23	225	185,744
0.00%, 01/01/25 (AMBAC)	1,180	912,329
0.00%, 01/01/26	540	403,979
0.00%, 01/01/28	860	601,845

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Fresno Unified School District GO
Series G
0.00%, 08/01/41 (Call 08/01/21)	$500	$89,510
Grossmont Union High School District GO
5.00%, 08/01/33 (Call 08/01/18)	430	483,819
Imperial Irrigation District RB Electric Power & Light Revenues
5.00%, 11/01/33 (Call 11/01/18)	685	779,345
Long Beach Community College District GO
0.00%, 08/01/49	250	100,013
5.00%, 08/01/39	500	591,205
Los Angeles Community College District GO
Series A
5.00%, 08/01/20 (Call 08/01/15)
(AGM)	425	475,779
5.00%, 08/01/27 (Call 08/01/17)
(NPFGC-FGIC)	375	438,026
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	2,200	2,538,514
Series E-1
5.00%, 08/01/33 (Call 08/01/18)	100	117,525
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/20 (Call 08/15/18)	120	139,302
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	300	359,853
5.00%, 07/01/22 (Call 07/01/18)
(AGM)	500	604,245
5.00%, 07/01/35 (Call 07/01/15)
(AMBAC)	600	657,882
Series B
5.00%, 07/01/14	1,520	1,632,708
5.00%, 07/01/18	210	257,964
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37 (Call 08/01/22)	500	518,975
5.00%, 08/01/42 (Call 08/01/22)	500	574,770
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (Call 10/01/15)
(NPFGC-FGIC)	500	548,255
Series A
5.00%, 10/01/20	450	578,484
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/27 (Call 05/15/20)	735	880,309
5.00%, 05/15/32 (Call 05/15/20)	455	532,295
5.00%, 05/15/40 (Call 05/15/20)	2,700	3,116,934
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13	1,000	1,022,250
5.00%, 07/01/14	400	429,592
5.00%, 07/01/19	360	452,354
5.00%, 07/01/22 (Call 07/01/21)	500	640,960
Series A-1
5.00%, 07/01/17 (AMBAC)	200	238,800
5.00%, 07/01/37 (Call 07/01/17)
(AMBAC)	1,650	1,894,348
5.00%, 07/01/39 (Call 07/01/17)
(AMBAC)	650	746,258
5.25%, 07/01/38 (Call 07/01/18)	1,200	1,428,900
Series C
5.00%, 01/01/16 (Call 10/01/15)	300	338,718
Los Angeles Department of Water & Power RB Water Revenue

Security	Principal (000s)	Value

Series A
5.00%, 07/01/41 (Call 01/01/21)	$250	$292,503
5.00%, 07/01/43 (Call 07/01/22)	1,000	1,185,670
Series A-2
5.00%, 07/01/35 (Call 07/01/16)
(AMBAC)	850	962,557
Series B
5.00%, 07/01/43 (Call 07/01/22)	1,500	1,778,505
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series A
5.00%, 09/01/23 (Call 09/01/18)	30	33,880
5.00%, 09/01/25 (Call 09/01/18)	500	558,615
Los Angeles Unified School District GO
Series A
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	2,675	2,749,686
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	3,790	3,895,817
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	1,900	1,955,822
5.38%, 07/01/17 (PR 07/01/13)
(NPFGC)	200	206,024
5.50%, 07/01/15 (PR 07/01/13)
(NPFGC)	750	773,137
Series A-1
4.50%, 07/01/22 (Call 07/01/17)
(AGM)	500	570,445
4.50%, 07/01/24 (Call 07/01/17)
(AGM)	815	924,764
4.50%, 07/01/25 (Call 07/01/17)
(NPFGC)	760	860,556
4.50%, 01/01/28 (Call 07/01/17)
(AGC-ICC NPFGC)	100	111,950
4.50%, 01/01/28 (Call 07/01/17)
(NPFGC)	1,675	1,880,455
5.00%, 07/01/20 (Call 07/01/15)
(FGIC)	1,225	1,362,604
5.00%, 07/01/21 (Call 07/01/15)
(FGIC)	900	999,621
Series A-2
5.00%, 07/01/21	500	641,895
Series B
4.75%, 07/01/19 (Call 07/01/16)
(AGM)	1,250	1,417,637
4.75%, 07/01/20 (Call 07/01/16)
(FGIC)	265	300,539
5.00%, 07/01/20 (Call 07/01/16)
(AGM)	275	315,664
5.00%, 07/01/21 (Call 07/01/17)
(AMBAC)	350	412,713
5.00%, 07/01/23 (Call 07/01/16)
(FGIC)	500	571,835
Series C
5.00%, 07/01/32 (Call 07/01/17)
(AGM)	300	341,154
Series E
4.75%, 07/01/32 (Call 07/01/17)
(AGM)	500	567,595
Series F
5.00%, 01/01/34 (Call 07/01/19)	330	384,975
Series H
5.00%, 07/01/32 (Call 07/01/17)
(AGM)	1,000	1,136,230

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	$250	$36,515
Merced Union High School District GO
Series C
0.00%, 08/01/46 (Call 08/01/21)	1,000	124,290
Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	500	601,160
Series A
5.00%, 10/01/29 (Call 04/01/22)	200	251,444
5.00%, 07/01/35 (Call 07/01/15)
(AGM)	700	768,089
Series B
5.00%, 07/01/21 (Call 07/01/18)	540	663,757
Series C
5.00%, 10/01/27	500	684,770
Series G
5.00%, 07/01/28 (Call 07/01/22)	500	634,245
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (Call 08/01/25)
(AGM)	500	357,630
Series E
5.00%, 06/01/37 (Call 08/01/22)	250	290,093
Newport Mesa Unified School District GO
0.00%, 08/01/36	500	184,545
0.00%, 08/01/38	500	168,045
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39 (Call 02/01/19)	500	582,220
Orange County Water District COP Lease Non-Terminable
5.00%, 08/15/39 (Call 08/15/19)	885	1,042,362
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31 (AGM)	500	215,080
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	145	161,386
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40	500	137,925
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (Call 05/01/17)
(AMBAC)	125	135,728
Poway Unified School District GO
0.00%, 08/01/35	500	184,260
0.00%, 08/01/38	755	235,620
0.00%, 08/01/46	2,250	448,605
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	500	366,190
Riverside County Palm Desert Financing Authority RB Lease Abatement
Series A
6.00%, 05/01/22 (Call 05/01/18)	105	123,499
Sacramento Area Flood Control Agency RB Special Assessment
5.63%, 10/01/37 (Call 10/01/18)
(BHAC)	750	881,857
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	550	687,011
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14)
(AMBAC)	1,475	1,611,924
Sacramento Municipal Utility District RB Electric Power & Light Revenues

Security	Principal (000s)	Value

Series K
5.25%, 07/01/24 (AMBAC)	$250	$316,090
Series R
5.00%, 08/15/33 (PR 08/15/13)
(NPFGC)	695	718,171
5.00%, 08/15/33 (Call 08/15/13)
(NPFGC)	305	313,333
Series U
5.00%, 08/15/16 (AGM)	200	231,496
5.00%, 08/15/22 (Call 08/15/18)
(AGM)	665	788,577
Series X
5.00%, 08/15/20	500	630,110
San Bernardino Community College District GO
Series A
6.25%, 08/01/33 (Call 08/01/18)	750	911,040
Series C
5.00%, 08/01/31 (Call 08/01/16)
(AGM)	45	49,942
San Diego Community College District GO
5.00%, 08/01/30 (Call 08/01/17)
(AGM)	550	631,956
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	475	535,582
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/48 (Call 04/01/22)	500	588,735
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (Call 05/01/18)
(AGM)	800	901,192
5.00%, 05/01/33 (Call 05/01/18)
(AGM)	490	547,242
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/24 (Call 05/15/20)	250	312,223
5.25%, 05/15/39 (Call 05/15/19)	500	581,205
Series B
5.00%, 05/15/14	1,200	1,281,492
5.00%, 05/15/22 (Call 05/15/19)	450	553,442
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39 (Call 08/01/19)	1,000	1,194,730
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	400	459,684
San Diego Unified School District GO
0.00%, 07/01/35	750	272,498
0.00%, 07/01/38	500	152,260
0.00%, 07/01/45	1,000	216,590
Series C
0.00%, 07/01/46	500	103,260
0.00%, 07/01/48 (Call 07/01/40)	500	256,865
Series E
0.00%, 07/01/42	325	138,934
0.00%, 07/01/47 (Call 07/01/42)	500	209,615
Series F-1
4.50%, 07/01/29 (Call 07/01/16)
(AGM)	1,125	1,239,941
5.25%, 07/01/28 (AGM)	450	603,378
Series R-1
0.00%, 07/01/31	500	225,110

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36 (Call 07/01/22)	$500	$605,480
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Issue 32F, Second Series
5.25%, 05/01/19 (NPFGC-FGIC)	495	618,864
Second Series
5.00%, 05/01/26 (Call 05/01/22)	535	657,724
5.25%, 05/01/17 (NPFGC-FGIC)	115	137,050
Series A
4.90%, 05/01/29 (Call 11/01/19)	875	1,019,016
Series F
5.00%, 05/01/35 (Call 05/01/20)	800	912,552
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.00%, 11/01/41 (Call 05/01/22)	250	264,688
4.50%, 11/01/31 (Call 05/01/16)
(AGM)	875	942,427
5.00%, 11/01/30 (Call 11/01/21)	500	614,180
5.00%, 11/01/33 (Call 05/01/22)	1,000	1,209,570
5.00%, 11/01/43 (Call 05/01/22)	500	588,700
Series B
5.00%, 11/01/39 (Call 11/01/19)	1,000	1,180,440
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/20	170	156,182
0.00%, 01/01/22	150	128,615
0.00%, 01/01/23	250	206,383
0.00%, 01/01/24	710	566,317
0.00%, 01/01/26	280	209,471
0.00%, 01/01/28	400	279,928
San Jose Financing Authority RB Lease Abatement
Series B
5.00%, 06/01/32 (Call 12/31/12)
(AMBAC)	500	501,715
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	93,345
0.00%, 08/01/51	1,500	225,120
San Mateo County Community College District GO
Series B
5.00%, 09/01/31 (Call 09/01/16)	400	452,928
5.00%, 09/01/38 (Call 09/01/16)	550	622,776
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 06/01/34 (Call 06/01/15)
(NPFGC)	495	532,343
San Mateo Joint Powers Financing Authority RB Lease Abatement
Series A
5.00%, 07/15/36 (Call 07/15/18)	750	846,585
San Mateo Union High School District GO
0.00%, 09/01/33	500	277,120
0.00%, 09/01/41 (Call 09/01/36)	500	286,845
Series A
0.00%, 07/01/51 (Call 09/01/41)	1,000	425,880
Santa Clara Valley Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 04/01/32 (Call 04/01/17)
(AMBAC)	1,025	1,176,331
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	488,145
5.00%, 07/01/25 (Call 07/01/20)	205	252,068
Series 2010-1
5.00%, 07/01/30 (Call 07/01/20)	1,000	1,216,410

Security	Principal (000s)	Value

Series A
5.50%, 01/01/14 (AGM)	$800	$844,800
Series B
6.00%, 07/01/27 (Call 07/01/18)	195	241,849
State of California GO
3.50%, 03/01/17	100	111,023
4.00%, 11/01/13	750	775,477
4.00%, 10/01/14	850	905,428
4.50%, 08/01/26 (Call 02/01/17)	1,250	1,381,462
4.50%, 08/01/30 (Call 02/01/17)	1,085	1,189,323
5.00%, 02/01/13	225	226,805
5.00%, 03/01/13	500	505,980
5.00%, 04/01/15	1,375	1,515,979
5.00%, 03/01/16	370	420,864
5.00%, 11/01/16	275	319,668
5.00%, 03/01/17 (Call 03/01/15)	450	494,789
5.00%, 04/01/17	485	570,336
5.00%, 06/01/17 (XLCA)	375	443,381
5.00%, 03/01/18 (Call 03/01/15)	750	822,690
5.00%, 04/01/18	500	605,695
5.00%, 05/01/18 (Call 05/01/15)	600	662,298
5.00%, 06/01/18 (Call 06/01/17)
(NPFGC)	560	661,741
5.00%, 08/01/18 (Call 02/01/17)	550	643,363
5.00%, 11/01/18	500	616,180
5.00%, 06/01/19 (Call 06/01/17)
(NPFGC)	350	412,741
5.00%, 08/01/19 (Call 02/01/17)	640	747,206
5.00%, 10/01/19	800	1,005,360
5.00%, 04/01/20	635	798,881
5.00%, 10/01/20 (Call 10/01/16)	400	463,876
5.00%, 12/01/20 (Call 12/01/16)	750	874,492
5.00%, 08/01/21 (Call 08/01/15)	215	238,444
5.00%, 09/01/21	1,000	1,281,020
5.00%, 11/01/21 (Call 11/01/17)	900	1,068,444
5.00%, 12/01/21 (Call 12/01/16)	250	290,210
5.00%, 03/01/22 (Call 03/01/15)
(AMBAC)	550	600,067
5.00%, 06/01/22 (Call 06/01/17)
(AMBAC)	1,500	1,755,870
5.00%, 08/01/22 (Call 02/01/17)	500	581,080
5.00%, 03/01/23 (Call 03/01/16)	625	704,106
5.00%, 11/01/23 (Call 11/01/20)	500	621,480
5.00%, 08/01/24 (Call 02/01/17)	750	865,312
5.00%, 11/01/24 (Call 11/01/20)	250	307,068
5.00%, 03/01/25 (Call 03/01/20)	750	903,240
5.00%, 08/01/25 (Call 08/01/15)
(AGM)	535	591,089
5.00%, 12/01/26 (Call 12/01/16)	1,250	1,429,475
5.00%, 03/01/27 (Call 03/01/20)	300	359,352
5.00%, 09/01/27 (Call 09/01/16)	500	567,600
5.00%, 06/01/29 (Call 12/01/14)
(AMBAC)	500	535,760
5.00%, 10/01/29 (Call 10/01/19)	750	887,812
5.00%, 09/01/30 (Call 09/01/18)	500	582,890
5.00%, 02/01/31 (Call 02/01/22)	500	595,975
5.00%, 02/01/31 (PR 02/01/13)
(NPFGC)	230	231,865
5.00%, 02/01/32 (PR 08/01/13)	550	567,523
5.00%, 06/01/32 (Call 06/01/17)	2,220	2,504,315
5.00%, 02/01/33 (PR 02/01/14)	2,395	2,526,294
5.00%, 09/01/35 (Call 09/01/16)	1,350	1,507,612
5.00%, 06/01/37 (Call 06/01/17)	1,090	1,199,512

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 11/01/37 (Call 11/01/17)	$1,000	$1,109,160
5.00%, 12/01/37 (Call 12/01/17)	885	983,155
5.00%, 04/01/38 (Call 04/01/18)	500	562,065
5.00%, 10/01/41 (Call 10/01/21)	2,000	2,311,740
5.00%, 04/01/42 (Call 04/01/22)	500	581,325
5.00%, 09/01/42 (Call 09/01/22)	500	584,450
5.25%, 02/01/15 (PR 08/01/13)	245	253,215
5.25%, 09/01/22	815	1,073,412
5.25%, 09/01/25 (Call 09/01/21)	750	927,600
5.25%, 10/01/29 (Call 10/01/19)	1,975	2,381,751
5.25%, 08/01/32 (AGM)	745	980,830
5.25%, 02/01/33 (PR 02/01/13)	1,000	1,008,530
5.25%, 04/01/34 (PR 04/01/14)	1,450	1,545,221
5.25%, 03/01/38 (Call 03/01/18)	2,115	2,409,619
5.30%, 04/01/29 (PR 04/01/14)	495	527,838
5.50%, 04/01/19	525	668,315
5.50%, 04/01/28 (PR 04/01/14)	300	320,700
5.50%, 11/01/39 (Call 11/01/19)	2,100	2,515,674
5.50%, 03/01/40 (Call 03/01/20)	1,500	1,808,895
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,221,430
5.75%, 04/01/31 (Call 04/01/19)	1,000	1,220,100
6.00%, 03/01/33 (Call 03/01/20)	1,200	1,542,156
6.00%, 04/01/38 (Call 04/01/19)	1,250	1,551,175
6.50%, 04/01/33 (Call 04/01/19)	1,500	1,926,555
Series 2
5.00%, 09/01/29 (Call 03/01/16)
(AMBAC)	590	653,419
Series A
4.00%, 07/01/16	90	100,755
4.40%, 07/01/18	200	239,138
4.60%, 07/01/19	360	443,444
5.00%, 07/01/15 (Call 07/01/14)	735	789,441
5.00%, 07/01/16	500	577,455
5.00%, 07/01/18	1,125	1,381,939
5.00%, 07/01/19	1,675	2,105,910
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,246,400
5.00%, 07/01/22 (Call 07/01/16)	2,490	2,868,704
5.25%, 07/01/13	3,910	4,024,852
5.25%, 07/01/13 (NPFGC)	790	813,163
5.25%, 07/01/14	550	592,587
5.25%, 07/01/14 (NPFGC-FGIC)	1,345	1,449,143
5.25%, 07/01/21 (Call 07/01/19)	625	778,812
Series B
5.00%, 07/01/23	1,215	1,300,257
Turlock Irrigation District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/40 (Call 01/01/20)	500	561,360
University of California Regents RB College & University Revenue
Series B
5.25%, 05/15/23 (Call 05/15/13)
(AMBAC)	400	408,952
Series G
5.00%, 05/15/25 (Call 05/15/22)	1,000	1,264,140
5.00%, 05/15/26 (Call 05/15/22)	500	628,985
5.00%, 05/15/32 (Call 05/15/22)	450	552,744
5.00%, 05/15/42 (Call 05/15/22)	500	592,670
Series J
4.50%, 05/15/35 (Call 05/15/15)
(AGM)	2,650	2,799,857

Security	Principal (000s)	Value

University of California Regents RB Medical Center Pooled Revenue
Series A
4.50%, 05/15/37 (Call 05/15/15)
(NPFGC)	$1,000	$1,041,670
Vacaville Unified School District GO
5.00%, 08/01/25 (Call 08/01/17)
(AMBAC)	380	439,367
Ventura County Community College District GO
Series C
5.50%, 08/01/33 (Call 08/01/18)	250	302,185
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35 (Call 08/01/18)
(BHAC)	195	234,326
Whittier Union High School District GO
0.00%, 08/01/34 (Call 08/01/19)	400	112,196
William S. Hart Union High School District GO
Series A
0.00%, 08/01/33	450	170,190
Series B
0.00%, 08/01/34 (AGM)	500	185,050
Yosemite Community College District GO
Series C
5.00%, 08/01/28 (Call 08/01/18)
(AGM)	245	287,792
5.00%, 08/01/32 (Call 08/01/18)
(AGM)	500	579,425
Yuba Community College District GO
Series A
5.00%, 08/01/22 (Call 08/01/17)
(AMBAC)	430	498,654

		278,317,454

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $252,887,379)		278,317,454

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Liquidity Funds — California Money Fund, Institutional Shares
0.01%[a,b]	5,784,300	$5,784,300

		5,784,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,784,300)		5,784,300

TOTAL INVESTMENTS IN SECURITIES — 100.66%
(Cost: $258,671,679)		284,101,754
Other Assets, Less Liabilities — (0.66)%		(1,870,060)

NET ASSETS — 100.00%		$282,231,694

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P CALIFORNIA AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

COP	— Certificates of Participation
GO	— General Obligation
PR	— Prerefunded
RB	— Revenue Bond

Insured by:
AGC-ICC	— American Guaranty Corp. - Insured Custody Certificates
AGM	— Assured Guaranty Municipal Corp.
AGM-CR	— AGM Insured Custodial Receipts
AMBAC	— Ambac Financial Group Inc.
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Financial Guaranty Insurance Co.
NPFGC	— National Public Finance Guarantee Corp.
Radian-IBCC	— Radian Asset Assurance - Insured Bond Custodial Certificates
XLCA	— XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

192

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.63%

ALABAMA — 0.20%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	$1,000	$1,065,090
5.00%, 05/01/18	500	607,320
Baldwin County Board of Education RB Sales Tax Revenue
4.50%, 07/01/37 (Call 07/01/17)
(AMBAC)	500	529,980
Birmingham Water Works Board RB Water Revenue
5.00%, 01/01/41 (Call 01/01/21)	1,000	1,132,650
Series B
5.00%, 01/01/37 (PR 01/01/13)
(NPFGC)	1,000	1,004,110
5.00%, 01/01/43 (PR 01/01/13)
(NPFGC)	2,525	2,535,378

		6,874,528
ALASKA — 0.01%
City of Anchorage GO
Series B
5.25%, 12/01/16 (AMBAC)	300	354,045

		354,045
ARIZONA — 1.57%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.25%, 09/01/17 (PR 03/01/13)
(NPFGC)	3,500	3,544,555
Series A-1
5.00%, 09/01/17 (Call 09/01/15)
(NPFGC-FGIC)	245	273,719
Arizona School Facilities Board COP Lease Non-Terminable
5.13%, 09/01/21 (Call 09/01/18)	1,000	1,161,510
5.25%, 09/01/23 (Call 09/01/18)	1,465	1,694,287
5.75%, 09/01/19 (Call 09/01/18)	1,200	1,459,116
Arizona State University Board of Regents RB University Revenue
Series A
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,178,290
Arizona Transportation Board RB Fuel Sales Tax Revenue
Series A
5.00%, 07/01/21	1,500	1,922,895
5.00%, 07/01/24 (Call 07/01/21)	935	1,161,532
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	700	832,307
5.00%, 07/01/24 (Call 07/01/19)	685	830,268
5.25%, 07/01/20 (Call 07/01/19)	480	607,968

Security	Principal (000s)	Value

Arizona Water Infrastructure Finance Authority RB Water Revenue
Series A
5.00%, 10/01/30 (Call 10/01/20)	$2,600	$3,255,070
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	500	581,219
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,700	1,932,815
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	370	380,364
5.00%, 07/01/19 (Call 07/01/14)
(AMBAC)	845	907,023
5.00%, 07/01/41 (Call 07/01/15)
(NPFGC-FGIC)	3,250	3,525,340
Phoenix Civic Improvement Corp. RB Special Assessment
Series A
5.00%, 07/01/39 (Call 07/01/19)	800	950,744
Phoenix Civic Improvement Corp. RB Water Revenue
4.75%, 07/01/25 (Call 07/01/15)
(NPFGC)	1,800	1,966,320
5.00%, 07/01/19 (Call 07/01/15)
(NPFGC)	500	556,300
Pinal County Electric District No. 3 RB Electric Power & Light Revenues
5.25%, 07/01/41 (Call 07/01/21)	1,000	1,149,980
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series A
5.00%, 01/01/27 (Call 01/01/18)	1,800	2,104,488
5.00%, 12/01/31 (Call 06/01/22)	2,500	3,109,425
5.00%, 01/01/38 (Call 01/01/18)	8,265	9,549,133
Series B
4.00%, 01/01/16	1,250	1,383,400
4.00%, 01/01/18	1,225	1,419,322
5.00%, 12/01/19	500	632,680
5.00%, 01/01/22 (PR 01/01/13)	900	903,708
5.00%, 01/01/25 (PR 01/01/13)	2,000	2,008,240
5.00%, 01/01/31 (PR 01/01/13)	1,965	1,973,096
State of Arizona COP Lease Appropriation
Series A
5.00%, 10/01/18 (AGM)	200	237,648
5.00%, 10/01/29 (Call 10/01/19)
(AGM)	1,000	1,136,640
5.25%, 10/01/20 (Call 10/01/19)
(AGM)	355	430,068

		54,759,470
ARKANSAS — 0.05%
State of Arkansas GO
4.00%, 08/01/14	725	768,964
5.00%, 08/01/14	1,000	1,077,270

		1,846,234

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

CALIFORNIA — 21.96%
Alameda Corridor Transportation Authority RB Transit Revenue
Series A
0.00%, 10/01/14 (AMBAC)	$250	$239,895
Allan Hancock Joint Community College District GO
0.00%, 08/01/47 (Call 08/01/40)	1,000	380,980
Alvord Unified School District GO
Series B
0.00%, 08/01/36 (AGM)	2,000	616,680
Anaheim Public Financing Authority RB Lease Abatement
0.00%, 09/01/32 (AGM)	3,040	1,146,110
Bay Area Governments Association RB Transit Revenue
5.00%, 08/01/17 (Call 08/01/14)
(NPFGC-FGIC)	870	925,277
Bay Area Toll Authority RB Highway Revenue Tolls
Series F
5.00%, 04/01/15	500	552,620
5.00%, 04/01/17 (PR 04/01/16)	150	171,900
5.00%, 04/01/18 (PR 04/01/16)	1,000	1,146,000
5.00%, 04/01/21 (PR 04/01/16)	250	286,500
5.00%, 04/01/23 (PR 04/01/16)	275	315,150
5.00%, 04/01/25 (PR 04/01/16)	2,000	2,292,000
5.00%, 04/01/26 (PR 04/01/16)	1,200	1,375,200
5.00%, 04/01/31 (PR 04/01/16)	3,100	3,552,600
Series F-1
5.00%, 04/01/25 (Call 04/01/22)	1,500	1,897,890
5.00%, 04/01/26 (Call 04/01/22)	1,000	1,258,920
5.00%, 04/01/28 (Call 04/01/19)	2,425	2,976,748
5.00%, 04/01/30 (Call 04/01/22)	1,000	1,235,120
5.00%, 04/01/34 (Call 04/01/18)	500	577,465
5.13%, 04/01/39 (Call 04/01/19)	825	970,415
5.63%, 04/01/44 (Call 04/01/19)	1,295	1,542,436
Series S-2
5.00%, 10/01/42 (Call 10/01/20)	1,510	1,722,834
California Educational Facilities Authority RB College & University Revenue
Series T-1
5.00%, 03/15/39	120	171,145
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.00%, 07/01/23 (AGM)	2,845	3,786,837
5.00%, 07/01/24 (FGIC)	2,500	3,390,925
5.00%, 07/01/29 (PR 01/01/28)	3,600	5,057,784
(FGIC)
5.00%, 07/01/33 (PR 01/01/28)	1,000	1,404,940
(AMBAC)
5.00%, 07/01/36 (PR 01/01/28)	500	702,470
(AMBAC)
5.13%, 07/01/37 (PR 07/01/26)	470	656,571
(AMBAC)
5.25%, 07/01/21 (PR 07/01/13)	850	874,973
(AGM)
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/13 (NPFGC-FGIC)	1,810	1,824,860
5.00%, 02/01/15 (NPFGC-FGIC)	855	940,842
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/22 (Call 05/01/18)	4,700	5,654,053
Series K
5.00%, 05/01/18	2,715	3,322,916
Series L
4.00%, 05/01/15	100	108,575
5.00%, 05/01/14	2,605	2,777,790

Security	Principal (000s)	Value

5.00%, 05/01/15	$1,000	$1,109,790
5.00%, 05/01/16	1,000	1,149,920
5.00%, 05/01/17	2,060	2,450,123
5.00%, 05/01/18	1,100	1,346,301
5.00%, 05/01/19	1,815	2,280,330
5.00%, 05/01/20	2,500	3,198,300
5.00%, 05/01/21 (Call 05/01/20)	1,000	1,262,260
5.00%, 05/01/22 (Call 05/01/20)	950	1,189,723
Series M
4.00%, 05/01/13	1,000	1,015,950
4.00%, 05/01/14	1,600	1,683,472
4.00%, 05/01/16	1,500	1,674,165
4.00%, 05/01/19	500	597,055
5.00%, 05/01/13	2,475	2,524,846
5.00%, 05/01/14	1,750	1,866,077
5.00%, 05/01/15	1,000	1,109,790
Series N
5.00%, 05/01/13	1,000	1,020,140
5.00%, 05/01/20	2,500	3,198,300
California State Department of Water Resources RB Water Revenue
Series AC
5.00%, 12/01/15 (PR 12/01/14)	965	1,053,963
(NPFGC)
Series AE
5.00%, 12/01/24 (Call 06/01/18)	650	789,542
5.00%, 12/01/27 (Call 06/01/18)	500	593,555
5.00%, 12/01/28 (Call 06/01/18)	695	823,422
Series F-3
5.00%, 05/01/21 (Call 05/01/18)	1,500	1,804,485
Series F-5
5.00%, 05/01/22 (Call 05/01/18)	1,445	1,728,234
Series G-4
5.00%, 05/01/16	1,250	1,437,400
California State Public Works Board RB Lease Abatement
Series A
5.00%, 12/01/19 (AMBAC)	20	22,899
5.00%, 04/01/20	500	610,065
6.25%, 04/01/34 (Call 04/01/19)	1,725	2,079,367
5.00%, 04/01/37 (Call 04/01/22)	1,450	1,631,728
Series A-1
6.00%, 03/01/35 (Call 03/01/20)	1,000	1,210,130
Series C
4.00%, 06/01/28 (Call 06/01/22)	1,000	1,084,730
Series G
5.00%, 11/01/37 (Call 11/01/22)	2,175	2,461,969
Series G-1
5.75%, 10/01/30 (Call 10/01/19)	2,025	2,454,543
Series I-1
6.38%, 11/01/34 (Call 11/01/19)	600	739,584
California State Public Works Board RB Lease Revenue
Series A
5.13%, 06/01/29 (Call 06/01/14)	580	605,363
5.25%, 06/01/30 (Call 06/01/15)	2,100	2,246,118
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,570	1,648,186
Series D
5.00%, 12/01/23 (Call 12/01/21)	1,500	1,803,075
5.00%, 12/01/31 (Call 12/01/21)	750	866,295
Series G
5.00%, 12/01/31 (Call 12/01/21)	1,400	1,710,898
Series J
5.25%, 01/01/16 (AMBAC)	1,350	1,523,921

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

California State University Trustees RB College & University Revenue
Series A
4.00%, 11/01/28 (Call 11/01/22)	$1,500	$1,690,935
5.00%, 11/01/24 (Call 11/01/21)	1,250	1,546,475
5.00%, 11/01/30 (Call 05/01/15)
(AMBAC)	1,365	1,477,749
5.25%, 11/01/34 (Call 05/01/19)	500	576,905
5.25%, 11/01/38 (Call 05/01/19)	2,500	2,876,550
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	2,230	2,275,983
5.00%, 06/15/13	8,670	8,895,680
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45 (Call 08/01/22)
(AGM)	4,000	616,120
Chabot-Las Positas Community College District GO
Series B
5.00%, 08/01/31 (Call 08/01/16)
(AMBAC)	5,145	5,710,024
Series C
0.00%, 08/01/32 (Call 08/01/16)
(AMBAC)	500	191,550
0.00%, 08/01/34 (Call 08/01/16)
(AMBAC)	270	92,651
0.00%, 08/01/37 (Call 08/01/16)
(AMBAC)	500	146,035
City & County of San Francisco COP Lease Abatement
Series A
5.00%, 04/01/29 (Call 04/01/19)	500	570,610
City & County of San Francisco GO
Series R1
5.00%, 06/15/21	2,025	2,624,420
5.00%, 06/15/22 (Call 12/15/21)	1,000	1,291,440
City of Bakersfield RB Sewer Revenue
Series A
5.00%, 09/15/32 (Call 09/15/17)
(AGM)	3,550	3,914,549
City of Los Angeles GO
Series B
5.00%, 09/01/19	1,000	1,261,040
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/34 (Call 06/01/15)
(NPFGC)	4,000	4,402,880
5.00%, 06/01/39 (Call 06/01/19)	500	579,440
Series B
5.00%, 06/01/23	1,000	1,306,860
5.00%, 06/01/32 (Call 06/01/22)	2,000	2,418,700
City of Redding COP Electric Power & Light Revenues
Series A
5.00%, 06/01/30 (Call 06/01/18)
(AGM)	1,000	1,152,770
City of San Jose RB Port Airport & Marina Revenue
Series B
5.00%, 03/01/37 (Call 03/01/17)
(AMBAC)	1,390	1,477,862
Series D
5.00%, 03/01/28 (Call 03/01/14)
(NPFGC)	800	839,024
City of Vernon RB Electric Power & Light Revenues
Series A
5.13%, 08/01/21 (Call 08/01/19)	105	119,617
County of Sacramento RB Port Airport & Marina Revenue
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,286,911

Security	Principal (000s)	Value

Series B
5.75%, 07/01/39 (Call 07/01/18)	$1,250	$1,493,638
Series C
6.00%, 07/01/41 (Call 07/01/18)	1,705	2,047,756
Cucamonga Valley Water District RB Water Revenue
Series A
5.38%, 09/01/35 (Call 09/01/21)
(AGM)	750	907,388
Desert Community College District GO
Series C
0.00%, 08/01/46 (Call 08/01/17)
(AGM)	2,000	326,260
5.00%, 08/01/37 (Call 08/01/17)
(AGM)	1,620	1,788,367
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14)
(AGM)	1,000	1,069,630
East Bay Municipal Utility District RB Water Revenue
Series A
5.00%, 06/01/32 (Call 06/01/17)
(NPFGC-FGIC)	1,000	1,152,750
5.00%, 06/01/35 (Call 06/01/15)
(NPFGC)	1,100	1,204,181
5.00%, 06/01/36 (Call 06/01/20)	2,000	2,388,420
5.00%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	275	317,265
Series B
5.00%, 06/01/16	500	578,440
5.00%, 06/01/23	2,000	2,663,000
Eastern Municipal Water District COP Water Revenue
Series H
5.00%, 07/01/35 (Call 07/01/18)	500	574,695
El Camino Community College District GO
Series C
0.00%, 08/01/34	1,000	385,310
Escondido Union High School District GO
Series C
0.00%, 08/01/51	1,000	150,080
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36 (Call 08/01/21)	1,000	1,194,600
5.00%, 08/01/40 (Call 08/01/21)	1,000	1,186,030
Foothill-Eastern Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/15/17 (Call 12/31/12)
(NPFGC)	160	127,330
0.00%, 01/15/24 (Call 12/31/12)	1,000	517,740
0.00%, 01/15/30 (Call 12/31/12)
(NPFGC)	435	156,809
5.75%, 01/15/40 (Call 12/31/12)	3,000	3,001,620
Series A
0.00%, 01/01/15	500	495,025
0.00%, 01/01/20	1,355	1,244,866
0.00%, 01/01/23	500	412,765
0.00%, 01/01/25	1,600	1,237,056
0.00%, 01/01/26	1,500	1,122,165
0.00%, 01/01/28	4,250	2,974,235
0.00%, 01/01/30	500	321,575
Long Beach Community College District GO
0.00%, 08/01/49	2,000	800,100
5.00%, 08/01/39	1,500	1,773,615

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Los Angeles Community College District GO
Series A
5.00%, 08/01/27 (Call 08/01/17)
(NPFGC-FGIC)	$2,000	$2,336,140
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	1,210	1,396,183
6.00%, 08/01/33 (Call 08/01/19)	1,000	1,278,720
Series F-1
5.00%, 08/01/33 (Call 08/01/18)	1,500	1,762,875
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/20 (Call 08/15/18)	2,000	2,321,700
5.13%, 08/15/22 (Call 08/15/18)	1,050	1,202,450
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	5,490	5,897,083
5.00%, 07/01/15	900	1,005,912
5.00%, 07/01/17	200	239,000
5.00%, 07/01/22 (Call 07/01/21)	1,000	1,285,640
Los Angeles County Public Works Financing Authority RB Lease Abatement
4.00%, 08/01/37 (Call 08/01/22)	1,000	1,037,950
5.00%, 08/01/42 (Call 08/01/22)	1,000	1,149,540
Los Angeles County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 10/01/34 (Call 10/01/15)
(NPFGC-FGIC)	1,200	1,315,812
Series A
5.00%, 10/01/20 (District GO)	1,000	1,285,520
Los Angeles Department of Airports RB Port Airport & Marina Revenue
Series A
5.00%, 05/15/40 (Call 05/15/20)	3,700	4,271,354
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,148,910
Series B
5.00%, 05/15/40 (Call 05/15/20)	3,000	3,421,920
Series D
5.25%, 05/15/33 (Call 05/15/20)	1,000	1,183,810
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13	3,000	3,066,750
5.00%, 07/01/14	1,000	1,073,980
5.00%, 07/01/16	500	578,900
5.00%, 07/01/21	1,285	1,654,450
5.00%, 07/01/22 (Call 07/01/21)	500	640,960
5.00%, 07/01/30 (Call 07/01/13)	1,400	1,435,896
Series A-1
5.00%, 07/01/13	1,400	1,439,340
5.25%, 07/01/38 (Call 07/01/18)	5,825	6,936,119
Series B
5.00%, 07/01/43 (Call 07/01/22)	3,950	4,661,513
5.25%, 07/01/24 (Call 07/01/19)	1,645	2,023,021
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/38 (Call 07/01/17)
(AMBAC)	1,800	2,054,574
Series A-2
5.00%, 07/01/44 (Call 07/01/17)
(AMBAC)	1,200	1,364,616
Series B
5.00%, 07/01/36 (Call 07/01/22)	1,000	1,198,700
5.00%, 07/01/43 (Call 07/01/22)	1,500	1,778,505
Los Angeles Municipal Improvement Corp. RB Lease Abatement
Series B1
4.75%, 08/01/37 (PR 08/01/14)
(NPFGC-FGIC)	10	10,722
4.75%, 08/01/37 (Call 08/01/14)
(NPFGC-FGIC)	285	300,609

Security	Principal (000s)	Value

Los Angeles Unified School District GO
5.75%, 07/01/13 (NPFGC)	$585	$603,936
Series A
5.00%, 07/01/13 (NPFGC)	875	899,693
5.00%, 07/01/17 (Call 07/01/16)
(NPFGC)	1,000	1,153,630
5.00%, 07/01/21 (PR 07/01/13)
(AGM)	500	513,960
5.00%, 07/01/22 (PR 07/01/13)
(AGM)	6,135	6,306,289
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	1,000	1,027,920
5.00%, 07/01/24 (PR 07/01/13)
(AGM)	1,000	1,027,920
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	2,900	2,980,968
5.25%, 07/01/14 (PR 07/01/13)
(NPFGC)	900	926,442
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	2,075	2,135,963
5.38%, 07/01/18 (PR 07/01/13)	350	360,542
Series A-1
4.50%, 07/01/22 (Call 07/01/17)
(AGM)	2,700	3,080,403
4.50%, 07/01/24 (Call 07/01/17)
(AGM)	1,000	1,134,680
4.50%, 07/01/25 (Call 07/01/17)
(NPFGC)	2,900	3,283,699
Series A-2
4.00%, 07/01/14	1,000	1,057,680
5.00%, 07/01/21	1,000	1,283,790
Series B
4.75%, 07/01/19 (Call 07/01/16)	1,100	1,247,521
5.00%, 07/01/16 (AGM)	600	694,104
5.00%, 07/01/22 (Call 07/01/16)
(FGIC)	950	1,090,477
5.00%, 07/01/23 (Call 07/01/16)
(FGIC)	500	571,835
Series D
5.00%, 01/01/34 (Call 07/01/19)	250	291,648
5.20%, 07/01/29 (Call 07/01/19)	1,000	1,210,530
Series E
4.75%, 07/01/32 (Call 07/01/17)
(AGM)	6,300	7,151,697
Series F
5.00%, 07/01/15 (PR 07/01/13)
(AGM)	500	513,960
5.00%, 01/01/28 (PR 07/01/13)
(FGIC)	700	719,544
Series I
5.00%, 07/01/14	400	429,392
5.00%, 07/01/27 (Call 07/01/19)	3,000	3,599,850
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/19 (Call 07/01/18)
(AGM)	300	363,219
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51 (AGM)	750	109,545
Merced Union High School District GO
Series C
0.00%, 08/01/46 (Call 08/01/21)	1,500	186,435

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Metropolitan Water District of Southern California RB Water Revenue
5.75%, 08/10/18	$2,500	$3,005,800
Series A
5.00%, 10/01/29 (Call 04/01/22)	800	1,005,776
Series C
5.00%, 10/01/26 (Call 10/01/21)	1,000	1,260,540
5.00%, 10/01/27	2,500	3,423,850
5.00%, 07/01/35 (Call 07/01/16)	2,400	2,704,272
Series G
5.00%, 07/01/28 (Call 07/01/22)	500	634,245
Modesto Irrigation District COP Lease Revenue
Series A
6.00%, 10/01/39 (Call 04/01/19)	500	584,690
Mount Diablo Unified School District GO
Series A
0.00%, 08/01/35 (Call 08/01/25)
(AGM)	1,500	1,072,890
Series E
5.00%, 06/01/37 (Call 08/01/22)	1,750	2,030,647
Newport Mesa Unified School District GO
0.00%, 08/01/38	1,500	504,135
0.00%, 08/01/41 (Call 08/01/21)	520	94,219
Orange County Public Financing Authority RB Lease Abatement
5.00%, 07/01/16 (NPFGC)	1,000	1,143,600
Orange County Sanitation District COP Sewer Revenue
Series A
5.00%, 02/01/39 (Call 02/01/19)	500	582,220
Palomar Pomerado Health GO
Series A
0.00%, 08/01/31 (AGM)	1,000	430,160
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	500	556,505
Pomona Public Financing Authority RB Water Revenue
Series AY
5.00%, 05/01/47 (Call 05/01/17)
(AMBAC)	625	678,638
Poway Unified School District GO
0.00%, 08/01/33	1,000	413,770
0.00%, 08/01/41	1,500	396,420
0.00%, 08/01/46	4,250	847,365
0.00%, 08/01/51	1,250	189,363
Rio Hondo Community College District GO
0.00%, 08/01/42 (Call 08/01/34)	560	410,133
Sacramento City Financing Authority RB Lease Abatement
5.25%, 12/01/30 (AMBAC)	440	549,608
Series A
4.75%, 05/01/23 (Call 12/31/12)
(AMBAC)	180	180,193
5.40%, 11/01/20 (AMBAC)	500	583,790
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 08/01/35 (Call 08/01/15)
(NPFGC)	775	851,051
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/27 (Call 08/15/18)
(AGM)	3,875	4,483,220
Series X
5.00%, 08/15/20	500	630,110
5.00%, 08/15/25 (Call 08/15/21)	1,000	1,231,580

Security	Principal (000s)	Value

Sacramento Municipal Utility District RB Water Revenue
5.13%, 07/01/29 (Call 07/01/16)
(NPFGC)	$1,000	$1,075,950
San Diego Community College District GO
5.00%, 08/01/30 (Call 08/01/17)
(AGM)	900	1,034,109
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/40 (Call 07/01/20)	1,420	1,601,107
San Diego County Regional Transportation Commission RB Sales Tax Revenue
Series A
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,188,650
5.00%, 04/01/48 (Call 04/01/22)	2,500	2,943,675
San Diego County Water Authority COP Water Revenue
Series 2008
5.00%, 05/01/33 (Call 05/01/18)
(AGM)	3,800	4,280,662
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series A
5.25%, 05/15/39 (Call 05/15/19)	1,000	1,162,410
Series B
5.00%, 05/15/13	800	817,592
5.00%, 05/15/18	1,000	1,212,150
5.00%, 05/15/22 (Call 05/15/19)	2,000	2,459,740
San Diego Public Facilities Financing Authority RB Water Revenue
Series B
5.50%, 08/01/39 (Call 08/01/19)	700	836,311
San Diego Regional Building Authority RB Lease Abatement
5.38%, 02/01/36 (Call 02/01/19)	1,500	1,723,815
San Diego Unified School District GO
0.00%, 07/01/30	1,300	619,437
0.00%, 07/01/35	1,710	621,294
0.00%, 07/01/43	1,180	281,878
0.00%, 07/01/44	1,800	409,554
Series C
0.00%, 07/01/46	275	56,793
0.00%, 07/01/48 (Call 07/01/40)	1,500	770,595
Series D-1
5.50%, 07/01/17 (NPFGC)	105	124,007
Series D-2
4.75%, 07/01/27 (Call 07/01/15)
(AGM)	3,095	3,393,079
Series E
0.00%, 07/01/47 (Call 07/01/42)	1,000	419,230
Series F-1
4.50%, 07/01/29 (Call 07/01/16)
(AGM)	1,200	1,322,604
Series R-1
0.00%, 07/01/31	2,000	900,440
San Francisco Bay Area Rapid Transit District GO
Series B
5.00%, 08/01/32 (Call 08/01/17)	1,400	1,610,644
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/36 (Call 07/01/22)	1,000	1,210,960
San Francisco City & County Airports Commission RB Port Airport & Marina Revenue
Second Series
5.00%, 05/01/26 (Call 05/01/22)	1,000	1,229,390
5.00%, 05/01/28 (Call 05/01/22)	1,500	1,824,195
Series A
4.90%, 05/01/29 (Call 11/01/19)	1,000	1,164,590
Series E
6.00%, 05/01/39 (Call 05/01/19)	4,000	4,812,320

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series F
5.00%, 05/01/35 (Call 05/01/20)	$500	$570,345
San Francisco City & County Public Utilities Commission RB Water Revenue
Series A
4.75%, 11/01/36 (Call 05/01/16)
(AGM)	2,000	2,209,500
5.00%, 11/01/30 (Call 11/01/21)	500	614,180
5.00%, 11/01/32 (Call 11/01/21)	2,000	2,429,580
5.00%, 11/01/35 (Call 11/01/19)	3,000	3,593,490
5.00%, 11/01/37 (Call 05/01/22)	1,000	1,184,660
5.00%, 11/01/41 (Call 11/01/21)	1,750	2,064,090
Series B
5.00%, 11/01/39 (Call 11/01/19)	1,000	1,180,440
San Joaquin County Transportation Authority RB Sales Tax Revenue Series A
5.50%, 03/01/41 (Call 03/01/21)	500	604,985
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/19	980	922,837
0.00%, 01/01/20	500	459,360
0.00%, 01/01/25	2,100	1,623,636
0.00%, 01/01/27	1,075	777,859
San Jose Financing Authority RB Lease Abatement Series B
5.00%, 06/01/27 (Call 12/31/12)
(AMBAC)	1,000	1,003,480
San Marcos Unified School District GO
Series B
0.00%, 08/01/47	500	93,345
0.00%, 08/01/51	1,500	225,120
San Mateo County Community College District GO
Series B
5.00%, 09/01/31 (Call 09/01/16)	3,000	3,396,960
5.00%, 09/01/38 (Call 09/01/16)	1,700	1,924,944
Series C
0.00%, 09/01/30 (NPFGC)	1,190	614,254
San Mateo Joint Powers Financing Authority RB Lease Abatement Series A
5.00%, 07/15/33 (Call 07/15/18)	750	859,200
San Mateo Union High School District GO
0.00%, 09/01/33	500	277,120
0.00%, 09/01/41 (Call 09/01/36)	460	263,897
Series A
0.00%, 07/01/51 (Call 09/01/41)	1,500	638,820
San Mateo-Foster City School Facilities Financing Authority RB Miscellaneous Revenue
4.50%, 08/15/15 (AGM)	100	111,012
Santa Clara County Financing Authority RB Lease Abatement Series L
5.25%, 05/15/36 (Call 05/15/18)	500	582,220
Santa Clara Valley Transportation Authority RB Sales Tax Revenue Series A
5.00%, 04/01/32 (Call 04/01/17)
(AMBAC)	1,400	1,606,696
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	488,145
6.75%, 07/01/13	1,200	1,241,988
Series 2010-1
5.00%, 07/01/22 (Call 07/01/20)	2,000	2,505,080
5.00%, 07/01/30 (Call 07/01/20)	1,750	2,128,717
Series A
5.00%, 07/01/18	1,500	1,833,420
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13)
(AMBAC)	625	642,450

Security	Principal (000s)	Value

State of California GO
3.00%, 09/01/13	$500	$510,205
3.20%, 04/01/13	300	302,955
3.50%, 10/01/17	1,000	1,124,150
4.00%, 04/01/13	1,750	1,771,945
4.00%, 09/01/13 (NPFGC)	800	822,336
4.00%, 11/01/13	1,000	1,033,970
4.00%, 09/01/14 (NPFGC)	600	637,428
4.00%, 08/01/15	600	653,796
4.00%, 09/01/17	295	337,896
4.00%, 09/01/20	500	597,885
4.50%, 08/01/26 (Call 02/01/17)	1,650	1,823,530
4.50%, 08/01/27 (Call 02/01/17)	2,000	2,206,600
4.50%, 08/01/30 (Call 02/01/17)	3,000	3,288,450
4.75%, 04/01/18	280	335,555
5.00%, 02/01/13	1,000	1,008,020
5.00%, 03/01/13	2,360	2,388,226
5.00%, 05/01/13	1,800	1,835,694
5.00%, 11/01/13	1,000	1,043,150
5.00%, 02/01/14	605	637,724
5.00%, 03/01/14	1,600	1,692,512
5.00%, 03/01/14 (NPFGC-FGIC)	165	174,540
5.00%, 05/01/14	1,125	1,198,339
5.00%, 08/01/14	660	710,266
5.00%, 11/01/14	500	543,560
5.00%, 03/01/15	500	549,550
5.00%, 04/01/15	2,500	2,756,325
5.00%, 09/01/15	480	537,331
5.00%, 11/01/15	1,500	1,689,150
5.00%, 12/01/15	380	416,796
5.00%, 02/01/16	3,000	3,402,780
5.00%, 03/01/16	2,845	3,236,102
5.00%, 04/01/16	600	684,390
5.00%, 05/01/16 (Call 05/01/15)	300	331,992
5.00%, 08/01/16	200	230,640
5.00%, 09/01/16	1,000	1,156,290
5.00%, 10/01/16	850	985,465
5.00%, 11/01/16 (AMBAC)	345	401,038
5.00%, 12/01/16	200	233,096
5.00%, 03/01/17 (Call 03/01/15)	2,900	3,188,637
5.00%, 04/01/17	725	852,564
5.00%, 05/01/17 (Call 05/01/15)	550	608,652
5.00%, 06/01/17 (Call 06/01/15)	4,750	5,273,355
5.00%, 06/01/17 (XLCA)	300	354,705
5.00%, 03/01/18	400	483,344
5.00%, 04/01/18	2,650	3,210,183
5.00%, 05/01/18 (Call 05/01/15)	1,620	1,788,205
5.00%, 06/01/18 (Call 06/01/17)
(NPFGC)	1,000	1,181,680
5.00%, 08/01/18 (Call 02/01/17)	295	345,076
5.00%, 10/01/18	3,400	4,179,926
5.00%, 03/01/19 (Call 03/01/15)	6,125	6,709,937
5.00%, 04/01/19 (Call 04/01/18)	1,150	1,385,957
5.00%, 09/01/19	500	627,175
5.00%, 10/01/19	1,000	1,256,700
5.00%, 09/01/20	1,500	1,903,785
5.00%, 11/01/20 (Call 11/01/17)
(NPFGC)	500	595,165
5.00%, 12/01/20 (Call 12/01/16)	510	594,655
5.00%, 03/01/21 (Call 03/01/16)	1,300	1,475,734
5.00%, 08/01/21 (Call 08/01/15)	900	1,019,384
5.00%, 10/01/21 (Call 10/01/19)	1,800	2,199,654
5.00%, 11/01/21 (Call 11/01/17)	250	296,790

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 12/01/21 (Call 12/01/16)	$1,955	$2,269,442
5.00%, 04/01/22	1,000	1,284,280
5.00%, 08/01/22 (Call 02/01/17)	320	371,891
5.00%, 12/01/22 (Call 12/01/16)	1,750	2,022,492
5.00%, 06/01/23 (Call 12/01/14)
(AMBAC)	1,000	1,087,170
5.00%, 08/01/23 (Call 02/01/17)	340	393,326
5.00%, 09/01/23 (Call 09/01/22)	5,000	6,334,700
5.00%, 10/01/23 (Call 12/31/12)	500	501,740
5.00%, 02/01/24 (Call 08/01/13)	3,505	3,600,126
5.00%, 08/01/24 (Call 02/01/17)	750	865,313
5.00%, 12/01/24 (Call 12/01/16)	1,920	2,218,963
5.00%, 02/01/25 (Call 08/01/13)	1,500	1,539,900
5.00%, 04/01/25 (Call 04/01/18)	1,050	1,230,495
5.00%, 08/01/25 (Call 02/01/17)	2,850	3,263,164
5.00%, 08/01/25 (Call 08/01/15)
(AGM)	1,000	1,104,840
5.00%, 11/01/25 (Call 11/01/20)	500	610,305
5.00%, 12/01/25 (Call 12/01/16)	1,000	1,149,350
5.00%, 02/01/26 (Call 02/01/22)	2,000	2,423,180
5.00%, 12/01/26 (Call 12/01/16)	1,250	1,429,475
5.00%, 02/01/27 (AMBAC)	550	715,490
5.00%, 06/01/27 (Call 06/01/17)
(NPFGC-FGIC)	2,000	2,290,540
5.00%, 08/01/27 (Call 08/01/15)
(AGM)	1,000	1,101,470
5.00%, 03/01/28 (Call 03/01/16)	1,250	1,396,113
5.00%, 08/01/28 (Call 08/01/18)	250	292,048
5.00%, 10/01/29 (Call 10/01/19)	13,185	15,607,744
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,383,900
5.00%, 04/01/31 (PR 04/01/14)
(AMBAC)	1,450	1,540,393
5.00%, 02/01/32 (Call 08/01/13)	1,665	1,871,610
5.00%, 02/01/32 (PR 08/01/13)	335	345,673
5.00%, 06/01/32 (Call 06/01/17)	3,020	3,406,771
5.00%, 11/01/32 (Call 11/01/17)	2,995	3,403,458
5.00%, 02/01/33 (Call 08/01/13)	3,530	4,090,158
5.00%, 06/01/37 (Call 06/01/17)	5,250	5,777,467
5.00%, 11/01/37 (Call 11/01/17)	6,100	6,765,876
5.00%, 12/01/37 (Call 12/01/17)	4,815	5,349,032
5.00%, 04/01/38 (Call 04/01/18)	2,835	3,186,909
5.00%, 09/01/41 (Call 09/01/21)	3,000	3,463,740
5.00%, 10/01/41 (Call 10/01/21)	3,000	3,467,610
5.00%, 04/01/42 (Call 04/01/22)	2,000	2,325,300
5.00%, 09/01/42 (Call 09/01/22)	2,500	2,922,250
5.13%, 03/01/25 (Call 03/01/18)	560	656,320
5.13%, 02/01/28 (PR 02/01/14)	1,200	1,267,536
5.13%, 04/01/33 (Call 04/01/18)	2,975	3,402,716
5.25%, 12/01/12	1,000	1,000,140
5.25%, 02/01/14 (PR 08/01/13)	170	175,700
5.25%, 02/01/14 (Call 08/01/13)	5	5,168
5.25%, 11/01/16 (PR 11/01/13)	540	564,694
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,455,313
5.25%, 10/01/21 (Call 10/01/19)	1,000	1,238,910
5.25%, 09/01/22	300	395,121
5.25%, 02/01/23	250	327,688
5.25%, 09/01/23 (Call 09/01/21)	4,390	5,555,721
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,507,280
5.25%, 09/01/25 (Call 09/01/21)	250	309,200
5.25%, 10/01/29 (Call 10/01/19)	3,400	4,100,230
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,227,740
5.25%, 03/01/30 (Call 03/01/20)	500	609,185
5.25%, 08/01/32 (AGM)	2,955	3,890,405

Security	Principal (000s)	Value

5.25%, 04/01/34 (PR 04/01/14)	$1,000	$1,065,670
5.25%, 04/01/35 (Call 04/01/22)	1,000	1,202,750
5.25%, 03/01/38 (Call 03/01/18)	5,750	6,550,975
5.50%, 04/01/18	2,815	3,483,168
5.50%, 04/01/19	155	197,312
5.50%, 04/01/21 (Call 04/01/19)	315	392,449
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,452,960
5.50%, 08/01/30 (Call 08/01/18)	485	581,006
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,208,580
5.50%, 11/01/39 (Call 11/01/19)	1,490	1,784,931
5.50%, 03/01/40 (Call 03/01/20)	2,000	2,411,860
5.60%, 03/01/36 (Call 03/01/20)	595	725,365
5.75%, 04/01/27 (Call 04/01/19)	1,000	1,222,760
5.75%, 04/01/28 (Call 04/01/19)	1,700	2,077,553
5.75%, 04/01/31 (Call 04/01/19)	2,200	2,684,220
6.00%, 03/01/33 (Call 03/01/20)	1,000	1,285,130
6.00%, 04/01/35 (Call 04/01/19)	430	535,053
6.00%, 11/01/35 (Call 11/01/19)	235	297,367
6.00%, 04/01/38 (Call 04/01/19)	16,350	20,289,369
6.00%, 11/01/39 (Call 11/01/19)	5,500	6,939,295
6.50%, 04/01/33 (Call 04/01/19)	6,570	8,438,311
Series A
4.25%, 07/01/17	1,080	1,251,418
5.00%, 07/01/15 (PR 07/01/14)	1,050	1,127,679
5.00%, 07/01/15 (Call 07/01/14)
(NPFGC)	600	645,234
5.00%, 07/01/17	625	745,306
5.00%, 07/01/18	3,950	4,852,140
5.00%, 07/01/19	1,245	1,565,289
5.00%, 07/01/20 (Call 07/01/19)	2,930	3,651,952
5.00%, 07/01/22 (Call 07/01/16)	5,315	6,123,358
5.25%, 07/01/13	1,925	1,981,441
5.25%, 07/01/13 (NPFGC)	4,165	4,287,300
5.25%, 07/01/14	5,305	5,717,127
5.25%, 07/01/14 (NPFGC-FGIC)	5,910	6,367,611
5.25%, 07/01/21 (Call 07/01/19)	2,000	2,492,200
Series B
5.00%, 07/01/23	1,800	1,926,306
Turlock Irrigation District RB Electric Power & Light Revenues Series A
5.00%, 01/01/40 (Call 01/01/20)	2,000	2,245,440
University of California Regents RB College & University Revenue
Series D
5.00%, 05/15/37 (Call 05/15/16)
(NPFGC-FGIC)	1,885	2,108,052
5.00%, 05/15/41 (Call 05/15/16)
(NPFGC-FGIC)	250	280,390
Series G
4.75%, 05/15/35 (Call 05/15/13)
(NPFGC-FGIC)	460	473,064
5.00%, 05/15/27 (Call 05/15/22)	1,900	2,382,695
5.00%, 05/15/28 (Call 05/15/22)	1,000	1,248,560
5.00%, 05/15/37 (Call 05/15/22)	1,000	1,198,230
5.00%, 05/15/42 (Call 05/15/22)	1,500	1,778,010
Series J
4.50%, 05/15/26 (Call 05/15/15)
(AGM)	1,500	1,632,195
4.50%, 05/15/31 (Call 05/15/15)
(AGM)	2,000	2,125,940
4.50%, 05/15/35 (Call 05/15/15)
(AGM)	1,220	1,288,991
5.00%, 05/15/14 (NPFGC)	150	160,249

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series Q
5.00%, 05/15/21 (Call 05/15/17)	$300	$358,377
University of California Regents RB Medical Center Pooled Revenue Series A
4.75%, 05/15/31 (Call 05/15/15)
(NPFGC)	1,250	1,352,763
Ventura County Community College District GO Series C
5.50%, 08/01/33 (Call 08/01/18)	905	1,093,910
Whittier Union High School District GO
0.00%, 08/01/34 (Call 08/01/19)	500	140,245
William S. Hart Union High School District GO Series B
0.00%, 08/01/34 (AGM)	500	185,050
Yosemite Community College District GO Series C
5.00%, 08/01/28 (Call 08/01/18)
(AGM)	1,000	1,174,660

		765,094,150
COLORADO — 0.86%
City & County of Denver RB Port Airport & Marina Revenue
Series A
5.00%, 11/15/21 (Call 11/15/20)	1,000	1,236,290
5.25%, 11/15/36 (Call 11/15/19)	200	229,692
Series B
4.00%, 11/15/43 (Call 11/15/22)	1,550	1,627,980
5.00%, 11/15/32 (Call 11/15/22)	1,335	1,586,127
5.00%, 11/15/43 (Call 11/15/22)	250	291,592
City of Aurora RB Water Revenue Series A
5.00%, 08/01/39 (Call 08/01/17)
(AMBAC)	1,000	1,166,140
Colorado Department of Transportation RB Highway Revenue Tolls Series B
5.00%, 12/15/15 (NPFGC-FGIC)	5,310	6,027,381
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/13	1,150	1,182,867
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP Lease Non-Terminable
5.25%, 11/01/23 (Call 11/01/18)	500	606,275
Colorado State University Board of Governors RB Enterprise Revenue Series A
5.00%, 03/01/38 (Call 03/01/22)
(HERBIP)	500	589,990
Denver City & County School District No. 1 GO Series A
5.50%, 12/01/23 (NPFGC-FGIC)	540	736,420
E-470 Public Highway Authority RB Highway Revenue Tolls
Series A
0.00%, 09/01/40	850	211,387
0.00%, 09/01/41	1,000	235,300
Series B
0.00%, 09/01/16 (NPFGC)	765	690,726
0.00%, 09/01/19 (NPFGC)	435	344,820
0.00%, 09/01/20 (NPFGC)	715	537,272
0.00%, 09/01/23 (NPFGC)	165	104,278
0.00%, 09/01/24 (NPFGC)	1,165	699,315
0.00%, 09/01/29 (NPFGC)	2,500	1,146,125
Jefferson County School District No. R-1 GO
5.00%, 12/15/18 (SAW)	500	616,155
5.00%, 12/15/22 (PR 12/15/14)
(AGM)	3,535	3,869,376

Security	Principal (000s)	Value

5.00%, 12/15/24 (PR 12/15/14)
(AGM)	$540	$591,079
Regional Transportation District COP Lease Renewal Series A
5.38%, 06/01/31 (Call 06/01/20)	500	583,455
Regional Transportation District RB Sales Tax Revenue Series A
4.50%, 11/01/34 (Call 11/01/17)
(AGM)	3,475	3,756,266
State of Colorado Building Excellent Schools Today COP Lease Revenue Series G
5.00%, 03/15/32 (Call 03/15/21)	1,000	1,168,190

		29,834,498
CONNECTICUT — 0.88%
State of Connecticut GO
Series A
4.00%, 01/01/13	1,465	1,469,834
5.00%, 01/01/13	1,500	1,506,240
5.00%, 01/01/14	5,570	5,855,518
5.00%, 01/01/15	1,000	1,095,240
5.00%, 01/01/16	1,000	1,134,010
5.00%, 02/15/25 (Call 02/15/19)	2,660	3,271,002
Series B
5.00%, 05/01/15	1,000	1,109,540
5.00%, 05/01/16	500	573,675
5.00%, 05/15/21	1,000	1,283,220
5.25%, 06/01/20 (AMBAC)	790	1,015,529
Series C
5.00%, 12/01/15	500	566,945
5.00%, 06/01/23 (Call 06/01/22)	1,000	1,278,700
5.50%, 12/15/13	1,000	1,055,130
5.50%, 12/15/15	275	316,404
Series D
5.00%, 01/01/14	1,000	1,051,260
5.00%, 11/01/19	1,000	1,257,740
5.00%, 11/01/31 (Call 11/01/21)	2,000	2,444,000
Series E
4.00%, 09/15/27 (Call 09/15/22)	500	574,130
5.00%, 12/15/16	1,500	1,756,875
5.00%, 12/15/18 (Call 12/15/16)	230	269,894
State of Connecticut ST Obligation Revenue Series 1
5.00%, 02/01/17	500	587,305
State of Connecticut ST Sales Tax Revenue Series 1
5.00%, 02/01/19	1,000	1,234,550

		30,706,741
DELAWARE — 0.02%
State of Delaware GO Series 2009C
5.00%, 10/01/16	500	585,585

		585,585
DISTRICT OF COLUMBIA — 0.91%
District of Columbia GO
Series A
4.50%, 06/01/37 (Call 06/01/17)
(NPFGC-FGIC)	3,600	3,850,920

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series C
5.00%, 06/01/16 (AGM)	$1,000	$1,147,900
District of Columbia RB College & University Revenue
5.25%, 04/01/34 (Call 10/01/18)	1,000	1,134,060
Series A
4.50%, 04/01/42 (Call 04/01/17)
(AMBAC)	1,100	1,157,211
District of Columbia RB Income Tax Revenue
Series A
5.00%, 12/01/25 (Call 06/01/20)	1,000	1,223,050
5.00%, 12/01/26 (Call 06/01/20)	500	609,500
5.00%, 12/01/27 (Call 06/01/20)	500	607,940
5.00%, 12/01/31 (Call 06/01/20)	500	598,250
Series C
5.00%, 12/01/12	400	400,056
5.00%, 12/01/13	1,000	1,048,410
5.00%, 12/01/24 (Call 12/01/22)	1,000	1,290,050
5.00%, 12/01/30 (Call 12/01/22)	2,000	2,514,660
Series G
5.00%, 12/01/36 (Call 12/01/21)	2,500	3,001,050
District of Columbia RB Miscellaneous Revenue
Series A
5.25%, 12/01/34 (Call 12/01/19)	1,370	1,721,706
Series B
5.00%, 12/01/25 (Call 12/01/19)	400	494,832
District of Columbia RB Recreational Revenue Series B-1
5.00%, 02/01/31 (Call 02/01/16)
(NPFGC-FGIC)	1,000	1,048,260
District of Columbia Water & Sewer Authority RB Sewer Revenue
Series A
5.50%, 10/01/39 (Call 10/01/18)	1,000	1,188,220
6.00%, 10/01/35 (Call 10/01/18)	500	620,845
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (PR 10/01/13)
(NPFGC-FGIC)	2,815	2,925,630
5.50%, 10/01/23 (AGM)	240	313,519
Metropolitan Washington Airports Authority RB Highway Revenue Tolls
Series A
0.00%, 10/01/37	4,000	1,101,520
5.25%, 10/01/44 (Call 10/01/19)	2,180	2,470,965
Metropolitan Washington Airports Authority RB Port Airport & Marina Revenue Series A
5.00%, 10/01/35 (Call 10/01/20)	1,000	1,163,730
Washington D.C. Convention Center Authority RB Miscellaneous Taxes Series A
4.50%, 10/01/30 (Call 10/01/16)
(AMBAC)	200	206,098

		31,838,382

Security	Principal (000s)	Value

FLORIDA — 3.70%
Broward County RB Port Airport & Marina Revenue Series O
5.38%, 10/01/29 (Call 10/01/19)	$1,560	$1,833,749
Broward County RB Water & Sewer Utility Revenue Series A
5.25%, 10/01/34 (Call 10/01/18)	500	605,945
Broward County School Board COP Lease Renewal Series A
5.00%, 07/01/21	1,000	1,229,420
City of Cape Coral RB Water Revenue Series A
5.00%, 10/01/42 (Call 10/01/21) (AGM)	1,000	1,145,830
City of Clearwater RB Water & Sewer Revenue Series A
5.25%, 12/01/39 (Call 12/01/19)	1,000	1,165,880
City of Gainesville RB Multiple Utility Revenue Series A
5.00%, 10/01/35 (PR 10/01/15)
(AGM)	1,250	1,410,275
City of Tallahassee RB Water Revenue
5.00%, 10/01/37 (Call 10/01/17)	1,750	2,020,725
County of Hillsborough School Board COP Lease Appropriation Series A
5.00%, 07/01/29 (Call 07/01/22)	2,500	2,996,750
County of Miami-Dade GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,141,330
Series B-1
5.63%, 07/01/38 (Call 07/01/18)	1,000	1,187,190
County of Miami-Dade RB Hotel Occupancy Tax
Series A
5.00%, 10/01/29 (Call 10/01/22)	1,000	1,180,430
Series B
5.00%, 10/01/35 (Call 10/01/22)
(AGM)	1,450	1,668,703
County of Miami-Dade RB Miscellaneous Revenue Series B
5.00%, 10/01/35 (Call 10/01/15)
(NPFGC)	1,125	1,227,341
County of Miami-Dade RB Miscellaneous Taxes
Series A
0.00%, 10/01/24 (Call 12/23/12)
(NPFGC)	375	199,571
Series B
0.00%, 10/01/35 (Call 12/23/12)
(NPFGC)	850	243,134
County of Miami-Dade RB Port Airport & Marina Revenue
Series A
5.00%, 10/01/29 (Call 10/01/20)	3,000	3,470,520
5.38%, 10/01/35 (Call 10/01/20)	1,000	1,168,900
5.38%, 10/01/41 (Call 10/01/20)	4,000	4,666,440
Series B
5.00%, 10/01/41 (Call 10/01/20)	1,000	1,132,730
County of Miami-Dade RB Water & Sewer Revenue
5.00%, 10/01/39 (Call 10/01/20)
(AGM)	3,475	3,980,473
Series B
5.00%, 10/01/14 (AGM)	500	540,035
Series C
5.38%, 10/01/24 (Call 10/01/18)	2,500	3,042,325

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

County of Palm Beach RB Miscellaneous Revenue
5.00%, 05/01/38 (Call 05/01/18)	$3,000	$3,463,350
County of Seminole RB Water Revenue
5.00%, 10/01/31 (Call 10/01/16)	3,100	3,442,612
5.00%, 10/01/36 (Call 10/01/16)	2,020	2,255,916
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14	500	529,260
5.00%, 07/01/14	2,000	2,140,700
5.00%, 07/01/15	2,035	2,253,071
5.00%, 07/01/16	2,040	2,324,029
Florida Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 10/01/31 (Call 10/01/18)	450	513,635
5.25%, 10/01/21 (Call 10/01/18)	180	218,356
Florida State Board of Education GO
Series A
5.00%, 01/01/15	2,865	3,135,972
5.00%, 06/01/16	3,060	3,528,884
5.00%, 06/01/18	500	611,030
5.00%, 06/01/21 (Call 06/01/20)	500	632,325
5.00%, 06/01/34 (Call 06/01/14)	1,000	1,068,550
Series C
5.00%, 06/01/22 (Call 06/01/19)	1,500	1,845,495
5.00%, 06/01/25 (Call 06/01/15)
(GTD)	1,455	1,621,510
Series D
5.00%, 06/01/21 (Call 06/01/19)	1,000	1,243,780
5.00%, 06/01/34 (Call 06/01/18)	2,000	2,397,380
5.00%, 06/01/37 (Call 06/01/17)	3,085	3,582,179
Series H
5.00%, 06/01/40 (Call 06/01/20)	1,000	1,222,070
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/20	1,000	1,259,480
Florida State Department of Environmental Protection RB Sales Tax Revenue Series D
5.00%, 07/01/13	3,500	3,597,195
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/32 (Call 07/01/17)	1,000	1,154,970
Series C
5.00%, 07/01/33 (Call 07/01/13)	1,000	1,034,340
Florida State Department of Transportation RB Transit Revenue Series A
4.75%, 07/01/31 (Call 07/01/16)
(NPFGC)	350	390,600
JEA Electric System RB Electric Revenue
Series 3-D-2
5.00%, 10/01/38 (Call 04/01/20)	1,000	1,144,230
Series Three-B
5.00%, 10/01/39 (Call 10/01/21)	2,000	2,330,320
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 21
5.00%, 10/01/20 (Call 04/01/15)
(NPFGC)	500	551,295
Series 23
5.00%, 10/01/14	1,200	1,300,932
5.00%, 10/01/15	200	224,708
5.00%, 10/01/18	500	610,405

Security	Principal (000s)	Value

JEA Water & Sewer System RB Water Revenue Series A
5.00%, 10/01/31 (Call 04/01/21)	$1,000	$1,191,180
Miami-Dade County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/39 (Call 07/01/16)
(AMBAC)	1,000	1,104,580
Series A
5.00%, 07/01/35 (Call 07/01/20)
(AGM)	975	1,114,932
5.00%, 07/01/40 (Call 07/01/20)	2,000	2,236,440
Miami-Dade County School Board COP Lease Appropriation Series A
4.00%, 08/01/29 (Call 08/01/22)	1,000	1,069,480
Miami-Dade County School Board COP Lease Renewal
Series A
5.25%, 02/01/27 (Call 02/01/19)
(AGM)	2,690	3,087,205
Series B
5.25%, 05/01/31 (Call 05/01/18)
(AGM)	2,250	2,611,215
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/42 (Call 07/01/22)	2,000	2,325,620
Orange County School Board COP Lease Appropriation Series A
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC-FGIC)	2,500	2,836,375
Orlando Utilities Commission RB Multiple Utility Revenue
5.00%, 10/01/18 (Call 10/01/16)	1,500	1,750,080
Orlando Utilities Commission RB Water Revenue
Series A
5.00%, 10/01/22	1,000	1,297,200
5.00%, 10/01/25	1,500	2,010,705
Series B
5.00%, 10/01/33 (Call 04/01/19)	500	604,045
Orlando-Orange County Expressway Authority RB Highway Revenue Tolls
5.00%, 07/01/22	500	631,260
Series A
5.00%, 07/01/35 (Call 07/01/20)	2,000	2,287,040
5.00%, 07/01/40 (Call 07/01/20)	2,500	2,835,125
Series B
5.00%, 07/01/35 (Call 07/01/13)
(AMBAC)	1,000	1,019,920
Palm Beach County School District COP Lease Appropriation Series C
4.50%, 08/01/27 (Call 08/01/17)
(AMBAC)	300	331,272
Palm Beach County School District COP Lease Renewal Series E
5.00%, 08/01/32 (Call 08/01/17)
(NPFGC)	500	567,275
Palm Beach County Solid Waste Authority RB Resource Recovery Revenue
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,235,460
5.00%, 10/01/31 (Call 10/01/21)	1,890	2,252,559
5.50%, 10/01/22 (Call 10/01/19)
(BHAC)	220	277,132
State of Florida GO Series A
5.00%, 07/01/39 (Call 07/01/19)	1,000	1,184,850
Tampa Bay Water RB Water Revenue
5.00%, 10/01/38 (Call 10/01/18)	2,000	2,334,440
Series A
5.00%, 10/01/16	500	581,435

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series B
5.00%, 10/01/19	$1,000	$1,250,530

		128,913,630
GEORGIA — 2.17%
Augusta Georgia RB Water & Sewer Revenue
5.25%, 10/01/39 (Call 10/01/14)
(AGM)	900	964,917
City of Atlanta RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21	1,000	1,247,460
Series B
5.00%, 01/01/18	685	817,534
5.00%, 01/01/21 (Call 01/01/20)	1,000	1,229,910
5.00%, 01/01/37 (Call 01/01/22)	1,345	1,565,661
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,162,320
Series C
5.25%, 01/01/30 (Call 01/01/21)	1,835	2,178,695
City of Atlanta RB Water & Wastewater Revenue
Series A
5.50%, 11/01/15 (NPFGC-FGIC)	500	567,100
5.50%, 11/01/18 (NPFGC-FGIC)	100	124,476
6.00%, 11/01/26 (Call 11/01/19)	1,000	1,260,570
6.00%, 11/01/27 (Call 11/01/19)	1,000	1,252,120
6.00%, 11/01/28 (Call 11/01/19)	2,320	2,896,450
6.25%, 11/01/39 (Call 11/01/19)	2,750	3,371,087
County of DeKalb RB Water & Sewerage Revenue
Series A
5.00%, 10/01/35 (Call 10/01/13)	1,000	1,031,420
Series B
5.25%, 10/01/32 (Call 10/01/26)
(AGM)	2,190	2,834,057
County of Fulton RB Water Revenue
5.00%, 01/01/35 (Call 01/01/14)
(NPFGC-FGIC)	1,600	1,666,816
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/18 (AGM)	900	1,095,525
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	1,500	1,535,745
5.00%, 06/01/14 (NPFGC)	200	213,666
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/16	2,000	2,301,180
5.00%, 06/01/19	1,100	1,368,664
Gwinnett County School District GO
5.00%, 02/01/13	2,625	2,646,499
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/27 (Call 07/01/17)
(AGM)	2,425	2,829,078
5.00%, 07/01/28 (Call 07/01/17)
(AGM)	950	1,108,298
5.00%, 07/01/37 (Call 07/01/17)
(AGM)	4,400	5,066,292
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series A
5.00%, 11/01/24 (Call 11/01/20)	1,000	1,199,780
5.25%, 01/01/17	500	583,775
Series D
5.75%, 01/01/19 (Call 07/01/18)	2,000	2,473,160
5.75%, 01/01/20 (Call 07/01/18)	500	618,895
Series Y

Security	Principal (000s)	Value

6.40%, 01/01/13 (AMBAC)	$55	$55,287
State of Georgia GO
Series A
5.00%, 07/01/28 (Call 07/01/22)	1,000	1,279,560
Series B
5.00%, 07/01/18 (Call 07/01/15)	1,090	1,217,519
5.00%, 07/01/19 (Call 07/01/15)	1,000	1,114,800
5.00%, 01/01/20 (Call 01/01/19)	2,500	3,114,100
5.00%, 01/01/24 (Call 01/01/19)	1,000	1,225,670
Series C
5.00%, 07/01/20 (Call 07/01/17)	2,000	2,371,200
5.00%, 07/01/29 (Call 07/01/21)	1,000	1,248,100
5.50%, 07/01/14	625	676,488
5.50%, 07/01/16 (Call 07/01/14)	3,975	4,300,831
Series E
4.00%, 07/01/13	2,500	2,555,925
5.00%, 07/01/14	2,000	2,148,960
Series E-2
4.50%, 09/01/15	800	889,856
Series I
5.00%, 07/01/18	825	1,018,000
5.00%, 07/01/19	1,500	1,897,935
5.00%, 07/01/20	2,600	3,350,282

		75,675,663
GUAM — 0.03%
Government of Guam RB Business Privileges Taxes Series A
5.00%, 01/01/31 (Call 01/01/22)	1,000	1,152,850

		1,152,850
HAWAII — 1.10%
City & County of Honolulu RB Wastewater Revenue Series A
5.00%, 07/01/36 (Call 07/01/16)
(NPFGC)	2,800	3,142,440
State of Hawaii GO
Series DG
5.00%, 07/01/13 (AMBAC)	4,315	4,435,993
5.00%, 07/01/15 (AMBAC)	2,200	2,455,266
Series DJ
5.00%, 04/01/25 (Call 04/01/17)
(AMBAC)	1,000	1,171,100
Series DQ
5.00%, 06/01/22 (Call 06/01/19)	500	617,275
Series DY
5.00%, 02/01/18	1,000	1,212,250
5.00%, 02/01/19	580	719,565
Series DZ
5.00%, 12/01/20	750	962,332
5.00%, 12/01/22 (Call 12/01/21)	1,000	1,279,030
5.00%, 12/01/23 (Call 12/01/21)	1,000	1,268,260
5.00%, 12/01/28 (Call 12/01/21)	500	622,090
5.00%, 12/01/30 (Call 12/01/21)	750	925,493
5.00%, 12/01/31 (Call 12/01/21)	1,500	1,839,960
Series EA
5.00%, 12/01/20	500	641,555
Series EE
5.00%, 11/01/29 (Call 11/01/22)	1,300	1,639,963
Series EF
5.00%, 11/01/17	4,000	4,817,000
5.00%, 11/01/19	5,000	6,304,500

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

State of Hawaii RB Port Airport & Marina Revenue Series A
5.00%, 07/01/39 (Call 07/01/20)	$3,700	$4,190,620

		38,244,692
ILLINOIS — 4.72%
Chicago Board of Education COP Lease Non-Terminable Series A
6.00%, 01/01/20 (NPFGC, GO of Board)	1,000	1,184,990
Chicago Board of Education GO
Series A
5.00%, 12/01/41 (Call 12/01/21)	2,800	3,135,720
5.00%, 12/01/42 (Call 12/01/22)	2,000	2,262,160
5.50%, 12/01/26 (NPFGC-FGIC)	1,000	1,288,550
Series B
5.00%, 12/01/23 (Call 12/01/17)
(AMBAC)	1,000	1,134,280
Series C
5.00%, 12/01/27 (Call 12/01/18)
(AGM)	5,600	6,316,520
5.25%, 12/01/26 (Call 12/01/18)	145	165,564
Chicago Park District GO Series C
5.25%, 01/01/40 (Call 01/01/21)	1,000	1,169,070
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/19 (PR 12/01/16)
(AMBAC)	55	64,812
5.00%, 06/01/19 (Call 12/01/16)
(AMBAC)	270	307,919
City of Chicago GO
Series A
5.00%, 01/01/15 (AGM)	500	544,120
5.00%, 01/01/24 (Call 01/01/16)
(AGM)	2,500	2,737,500
5.00%, 01/01/26 (Call 01/01/20)
(AGM)	1,000	1,154,380
5.00%, 01/01/27 (Call 01/01/20)
(AGM)	1,020	1,171,072
5.00%, 01/01/29 (Call 01/01/17)
(NPFGC-FGIC)	900	978,831
5.00%, 01/01/33 (Call 01/01/22)	1,750	2,024,995
5.00%, 01/01/34 (PR 01/01/14)
(AGM)	3,650	3,835,858
5.00%, 01/01/40 (Call 01/01/21)	1,000	1,131,890
City of Chicago RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/21 (Call 01/01/16)
(AMBAC)	500	553,855
5.00%, 01/01/33 (Call 01/01/16)
(NPFGC-FGIC)	1,500	1,636,350
5.00%, 01/01/38 (Call 01/01/18)
(AGM)	500	563,320
5.75%, 01/01/39 (Call 01/01/21)	500	603,245
Series B
5.00%, 01/01/19 (Call 01/01/17)
(AGM)	1,270	1,447,140
5.00%, 01/01/20 (Call 01/01/17)
(AGM)	510	580,701
5.25%, 01/01/15 (NPFGC-FGIC)	510	558,083
5.25%, 01/01/17 (NPFGC)	1,050	1,225,003
5.25%, 01/01/18 (NPFGC)	820	975,784

Security	Principal (000s)	Value

Series C
5.25%, 01/01/35 (Call 01/01/20)
(AGM)	$3,500	$4,081,840
6.50%, 01/01/41 (Call 01/01/21)	1,560	2,043,584
Series F
5.00%, 01/01/35 (Call 01/01/20)	1,000	1,126,110
5.00%, 01/01/40 (Call 01/01/20)	610	681,565
City of Chicago RB Sales Tax Revenue Series A
5.00%, 01/01/41 (Call 01/01/22)	2,000	2,312,560
City of Chicago RB Sewer Revenue
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,146,870
City of Chicago RB Water Revenue
5.00%, 11/01/42 (Call 11/01/22)	2,500	2,935,550
5.25%, 11/01/38 (Call 11/01/18)	1,000	1,176,290
County of Cook GO
Series A
4.75%, 11/15/30 (Call 05/15/16)
(AMBAC)	500	547,985
4.75%, 11/15/31 (Call 05/15/16)
(AMBAC)	535	585,964
5.00%, 11/15/19	500	612,450
5.00%, 11/15/26 (Call 05/15/16)
(AMBAC)	1,575	1,748,565
5.25%, 11/15/22 (Call 11/15/20)	1,000	1,221,970
5.25%, 11/15/28 (Call 11/15/21)	500	603,055
Series B
5.00%, 11/15/29 (Call 11/15/14)
(NPFGC)	765	812,637
Series C
5.00%, 11/15/25	1,250	1,530,612
5.00%, 11/15/29	1,250	1,505,462
Illinois Municipal Electric Agency RB Electric Power & Light Revenues Series A
5.00%, 02/01/35 (Call 02/01/17)
(NPFGC-FGIC)	2,700	3,028,833
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/14 (AGM)	500	522,770
5.00%, 01/01/21 (Call 07/01/15)
(AGM)	1,000	1,111,240
5.00%, 01/01/22 (Call 07/01/15)
(AGM)	500	555,075
5.00%, 01/01/23 (Call 07/01/15)
(AGM)	1,225	1,359,934
5.50%, 01/01/13 (AGM)	500	501,995
Series A-1
5.00%, 01/01/23 (Call 07/01/16)
(AGM)	50	56,861
5.00%, 01/01/24 (Call 07/01/16)
(AGM)	2,700	3,063,312
5.00%, 01/01/26 (PR 07/01/16)
(AGM)	6,970	8,083,318
5.00%, 01/01/31 (Call 01/01/20)	700	812,000
Series A-2
5.00%, 01/01/27 (PR 07/01/16)
(AGM)	2,800	3,247,244
5.00%, 01/01/28 (PR 07/01/16)
(AGM)	1,800	2,087,514
5.00%, 01/01/31 (PR 07/01/16)
(AGM)	7,030	8,152,902
Series B
5.50%, 01/01/33 (Call 01/01/18)	1,000	1,149,120

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 12/15/15 (NPFGC)	$470	$445,640
0.00%, 12/15/22 (NPFGC)	340	240,326
5.50%, 06/15/29 (NPFGC-FGIC)	2,000	2,478,340
Metropolitan Pier & Exposition Authority RB Port Airport & Marina Revenue
Series B
0.00%, 12/15/51	9,000	1,367,010
5.00%, 12/15/22 (Call 06/15/17)	1,000	1,140,370
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
Series A
0.00%, 06/15/31 (NPFGC)	1,035	470,273
0.00%, 12/15/34 (NPFGC)	2,000	758,080
0.00%, 06/15/36 (NPFGC)	2,800	966,448
0.00%, 06/15/37 (NPFGC)	415	135,605
0.00%, 06/15/40 (NPFGC)	3,500	971,005
5.50%, 06/15/50 (Call 06/15/20)	2,000	2,308,940
Series B
0.00%, 06/15/26 (AGM)	2,000	1,179,140
0.00%, 06/15/27 (AGM)	1,000	559,780
0.00%, 06/15/43 (AGM)	2,000	473,980
0.00%, 06/15/45 (AGM)	500	106,810
0.00%, 06/15/46 (AGM)	1,600	324,896
5.00%, 06/15/50 (Call 06/15/20)	1,500	1,671,120
5.25%, 06/15/50 (Call 06/15/20)	1,500	1,695,990
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26 (Call 06/01/16)	1,000	1,132,300
5.00%, 12/01/27 (Call 06/01/16)	875	987,543
5.00%, 12/01/29 (Call 06/01/16)	1,350	1,514,457
5.00%, 12/01/35 (PR 12/01/16)	2,040	2,399,489
Series B
5.00%, 12/01/30 (Call 12/01/21)	710	865,085
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,500	1,764,330
Series B
5.00%, 12/01/32 (Call 12/01/21)	1,000	1,207,590
Series C
5.25%, 12/01/32	780	1,066,806
Northern Illinois Municipal Power Agency RB Electric Power & Light Revenues Series A
5.00%, 01/01/42 (Call 01/01/18)
(NPFGC)	355	392,861
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/21 (AGM)	500	650,650
5.75%, 06/01/23 (AGM)	1,000	1,314,920
State of Illinois GO
5.00%, 01/01/15	590	639,236
5.00%, 01/01/17 (AGM)	1,500	1,713,720
5.00%, 08/01/19	2,000	2,354,740
5.00%, 01/01/20 (AGM)	500	593,550
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,731,570
5.00%, 08/01/22	580	695,118
5.00%, 08/01/24 (Call 08/01/22)	2,000	2,350,480
Series A
5.00%, 06/01/16	100	112,682
5.00%, 03/01/34 (Call 03/01/14)	4,985	5,179,415
Series B
5.00%, 03/01/13	6,350	6,425,755
5.00%, 03/01/14	1,140	1,201,332
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/14	1,000	1,071,230
5.00%, 06/15/15	1,000	1,113,610

Security	Principal (000s)	Value

Series B
5.00%, 06/15/17 (Call 12/15/16)	$1,500	$1,759,245
5.00%, 12/15/17 (Call 12/15/16)	500	585,080
5.00%, 12/15/18 (Call 06/15/16)	500	575,370
5.00%, 12/15/19 (Call 06/15/15)	2,000	2,216,660
State of Illinois RB Miscellaneous Revenue
Series A
5.00%, 12/15/13	1,650	1,731,345
5.00%, 12/15/15	1,000	1,134,480
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/13	1,700	1,743,758
5.00%, 06/15/15	300	333,597
5.00%, 06/15/19	500	614,090
Series B
3.25%, 06/15/15	100	106,789
Village of Schaumburg GO Series B
5.25%, 12/01/34 (Call 12/01/14)
(NPFGC-FGIC)	645	697,909

		164,427,444
INDIANA — 0.59%
Indiana Finance Authority RB Lease Appropriation
Series A
4.50%, 12/01/23 (Call 12/01/16)
(NPFGC-FGIC)	1,000	1,139,110
4.50%, 12/01/24 (Call 12/01/16)
(NPFGC-FGIC)	4,450	5,061,519
Indiana Finance Authority RB Miscellaneous Revenue
5.00%, 02/01/32	1,000	1,247,670
Series A
5.25%, 02/01/17	705	834,360
Indiana Finance Authority RB Sewer Revenue Series B
5.00%, 10/01/41 (Call 10/01/21)	1,000	1,136,720
Indiana Finance Authority RB Water Revenue Series A
5.00%, 02/01/20	1,000	1,264,840
Indiana Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/37 (Call 01/01/17)
(NPFGC)	500	558,775
5.00%, 01/01/42 (Call 01/01/17)
(NPFGC)	1,500	1,676,325
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.45%, 01/01/35 (PR 07/01/17)
(NPFGC)	1,500	1,833,945
5.75%, 01/01/38 (Call 01/01/19)	5,000	5,816,950

		20,570,214
IOWA — 0.02%
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/27 (Call 06/01/19)	500	605,280

		605,280

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

KANSAS — 0.07%
Kansas Development Finance Authority RB Miscellaneous Revenue
5.00%, 03/01/21 (Call 03/01/20)	$450	$563,072
Kansas State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 09/01/16	1,000	1,167,480
5.00%, 03/01/22 (PR 03/01/14)	660	698,557

		2,429,109
KENTUCKY — 0.26%
Kentucky Asset Liability Commission RB Miscellaneous Revenue First Series
5.25%, 09/01/18 (NPFGC)	320	393,290
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.25%, 10/01/14 (AGM)	500	542,675
Kentucky State Property & Buildings Commission RB Lease Renewal
5.00%, 11/01/20 (Call 11/01/18)	5,350	6,492,813
Louisville & Jefferson County Metropolitan Sewer District RB Sewer Revenue
Series A
5.00%, 05/15/30 (Call 11/15/21)	500	604,225
5.00%, 05/15/34 (Call 11/15/21)	1,000	1,188,050

		9,221,053
LOUISIANA — 0.56%
East Baton Rouge Sewerage Commission RB Sewer Revenue Series A
5.25%, 02/01/39 (Call 02/01/19)	1,000	1,186,440
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.00%, 06/01/15 (AMBAC)	425	462,859
5.00%, 06/01/16 (AMBAC)	275	306,694
5.00%, 06/01/17 (Call 06/01/16)
(AMBAC)	370	416,731
5.00%, 06/01/18 (Call 06/01/16)
(AMBAC)	600	671,796
5.00%, 06/01/21 (Call 06/01/16)
(AMBAC)	1,000	1,107,730
5.00%, 06/01/22 (Call 06/01/16)
(AMBAC)	500	551,180
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	2,230	2,497,332
5.00%, 08/01/18 (Call 08/01/15)
(NPFGC)	450	502,619
5.00%, 11/15/21 (Call 05/15/20)	2,000	2,501,420
Series C
5.00%, 07/15/24 (Call 07/15/22)	1,000	1,279,900
State of Louisiana RB Fuel Sales Tax Revenue
Series A
5.00%, 05/01/31 (Call 05/01/16)
(AGM)	710	799,865
5.00%, 05/01/41 (Call 05/01/16)
(NPFGC-FGIC)	750	835,050
Series A-1
5.00%, 05/01/24 (Call 05/01/22)	1,000	1,273,460
5.00%, 05/01/25 (Call 05/01/22)	1,000	1,266,210
Series B
5.00%, 05/01/34 (Call 05/01/20)	1,915	2,287,295

Security	Principal (000s)	Value

5.00%, 05/01/45 (Call 05/01/20)	$1,250	$1,470,825

		19,417,406
MARYLAND — 1.46%
County of Montgomery GO
Series A
5.00%, 07/01/15	500	559,525
5.00%, 07/01/21	500	653,870
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 02/15/23 (Call 02/15/18)	2,500	2,959,225
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	275	293,510
5.00%, 03/01/17	1,000	1,187,820
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	2,500	2,884,625
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	500	506,205
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/38 (Call 07/01/18)
(AGM)	2,000	2,321,340
State of Maryland GO
4.00%, 08/15/21	1,000	1,228,010
4.00%, 08/15/22	1,000	1,232,980
5.00%, 02/15/17 (PR 02/15/15)	260	286,237
5.00%, 03/01/19	500	628,075
5.00%, 03/01/21 (Call 03/01/20)	1,250	1,581,837
First Series
5.00%, 03/15/17	450	534,267
5.00%, 03/15/18 (Call 03/15/17)	1,060	1,254,955
5.00%, 03/15/22 (PR 03/15/17)	1,390	1,653,280
First Series A
5.25%, 02/15/13	3,500	3,537,065
5.25%, 03/01/16	400	461,740
First Series C
4.00%, 08/15/16	2,000	2,258,060
Second Series
5.00%, 07/15/13	700	721,098
5.00%, 07/15/14	1,790	1,926,827
5.00%, 08/01/15	2,500	2,806,700
5.00%, 08/01/16	500	582,100
Second Series B
5.00%, 03/15/22 (Call 03/15/19)	2,000	2,479,480
Second Series C
5.00%, 11/01/16	540	633,960
Second Series E
4.00%, 08/01/14	2,175	2,309,524
5.00%, 08/01/16	1,000	1,164,200
5.00%, 08/01/19	1,000	1,268,400
Series A
5.00%, 08/01/16 (PR 08/01/15)	210	235,234
Series C
5.00%, 11/01/17	2,700	3,271,104
5.00%, 11/01/18	2,000	2,489,900
5.00%, 03/01/20 (Call 03/01/19)	1,120	1,399,754
Series ST
5.00%, 02/15/13	1,530	1,545,407
Third Series C
5.00%, 11/01/19	1,500	1,913,175

		50,769,489

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MASSACHUSETTS — 4.98%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14	$1,250	$1,346,300
5.00%, 03/01/21 (PR 03/01/15)
(AGM)	1,750	1,930,495
5.00%, 03/01/22 (PR 03/01/15)	850	937,261
5.00%, 03/01/23 (PR 03/01/15)
(AGM)	4,020	4,432,693
5.00%, 09/01/28 (Call 09/01/18)	4,410	5,249,532
5.00%, 03/01/34 (Call 03/01/19)	460	553,306
5.00%, 03/01/39 (Call 03/01/19)	1,975	2,326,234
Series B
5.00%, 11/01/16	1,100	1,286,252
5.25%, 09/01/23 (AGM)	215	288,792
5.25%, 09/01/24 (AGM)	1,685	2,296,840
Series C
5.00%, 09/01/22 (PR 09/01/15)	625	702,888
5.50%, 12/01/16 (AGM)	500	596,095
5.50%, 12/01/17 (AGM)	500	615,545
5.50%, 12/01/22 (AMBAC)	1,300	1,763,801
5.50%, 12/01/23 (AMBAC)	900	1,235,988
Series D
5.00%, 08/01/22 (PR 08/01/16)	200	232,708
5.50%, 10/01/16	1,600	1,896,176
5.50%, 10/01/18	400	504,380
5.50%, 10/01/19 (AMBAC)	1,355	1,751,216
5.50%, 10/01/20 (NPFGC)	2,200	2,898,698
Series E
5.00%, 11/01/25 (AMBAC)	2,115	2,863,900
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/21	600	787,872
5.50%, 08/01/30 (AMBAC)	1,100	1,584,715
Series B
5.00%, 08/01/24 (PR 08/01/14)	415	446,245
5.25%, 08/01/16 (AGM)	1,135	1,326,702
5.25%, 08/01/20	3,845	4,978,852
5.25%, 08/01/21	425	558,076
5.25%, 08/01/22	3,100	4,107,159
Series C
5.00%, 05/01/14	500	532,915
5.00%, 05/01/16	875	1,006,075
5.00%, 09/01/25 (PR 09/01/15)	500	562,310
5.25%, 08/01/25 (Call 08/01/17)
(AGM)	3,300	3,923,139
5.50%, 11/01/13	1,510	1,583,190
5.50%, 11/01/14 (NPFGC-FGIC)	3,620	3,973,602
5.50%, 11/01/15 (GOI)	250	286,260
Series D
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,267,080
5.50%, 11/01/13 (NPFGC)	1,255	1,315,830
5.50%, 08/01/17	1,000	1,217,850
6.00%, 11/01/13 (NPFGC)	1,875	1,973,756
Series E
5.00%, 12/01/15	1,000	1,134,110
5.00%, 12/01/16	1,000	1,172,460

Security	Principal (000s)	Value

Commonwealth of Massachusetts RB Federal Grant Revenue Series A
5.00%, 06/15/13	$1,500	$1,538,820
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/16 (AGM)	1,000	1,169,020
Commonwealth of Massachusetts RB Hotel Occupancy Tax
5.50%, 01/01/30 (NPFGC-FGIC)	1,110	1,482,372
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	2,059,860
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14)
(FGIC)	575	603,313
5.25%, 01/01/25 (PR 01/01/14)
(FGIC)	160	168,310
5.75%, 01/01/32 (PR 01/01/14)
(FGIC)	815	861,740
Commonwealth of Massachusetts SO Dedicated Tax Revenue
5.25%, 01/01/26 (PR 01/01/14)
(FGIC)	1,000	1,051,940
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/13 (AGM)	650	682,117
5.00%, 12/15/14 (AGM)	1,875	2,049,131
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/28	130	174,537
5.00%, 07/01/31	3,070	4,172,283
5.00%, 07/01/31 (PR 07/01/15)	900	1,006,155
5.25%, 07/01/21	765	1,006,855
5.25%, 07/01/30	2,435	3,408,610
Series B
5.00%, 07/01/15	275	307,285
5.25%, 07/01/14	3,045	3,282,297
5.25%, 07/01/17	600	723,156
5.25%, 07/01/19	2,595	3,302,008
5.25%, 07/01/21	1,400	1,842,610
Series C
5.00%, 07/01/34 (PR 07/01/18)	2,450	3,030,723
5.50%, 07/01/15	1,000	1,130,250
5.50%, 07/01/16	1,290	1,516,937
5.50%, 07/01/17	200	243,344
Massachusetts Bay Transportation Authority RB Transit Revenue Series B
5.25%, 07/01/21	1,000	1,316,150
Massachusetts Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/18	720	849,528
5.00%, 01/01/27 (Call 01/01/20)	2,175	2,547,621
5.00%, 01/01/37 (Call 01/01/20)	1,000	1,138,420
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	375	414,416
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
4.50%, 08/15/35 (Call 08/15/17)
(AMBAC)	3,000	3,282,990
5.00%, 08/15/13	515	532,536
5.00%, 08/15/14 (AGM)	635	685,476
5.00%, 08/15/17 (PR 08/15/15)
(AGM)	1,000	1,123,280
5.00%, 08/15/21 (PR 08/15/15)
(AGM)	2,000	2,246,560
5.00%, 08/15/25 (Call 08/15/22)	3,000	3,824,340
5.00%, 08/15/26 (Call 08/15/22)	1,000	1,269,940

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 08/15/30 (PR 08/15/15)
(AGM)	$4,800	$5,389,331
5.00%, 08/15/30 (Call 08/15/15)
(AGM)	200	221,036
5.00%, 08/15/37 (Call 08/15/17)
(AMBAC)	2,850	3,286,164
Series B
5.00%, 08/15/19	2,000	2,519,720
5.00%, 10/15/19	1,000	1,264,320
5.00%, 08/15/28 (Call 08/15/22)	1,000	1,261,480
5.00%, 08/15/30 (Call 08/15/22)	4,000	5,001,920
5.00%, 10/15/35 (Call 10/15/21)	1,000	1,204,030
5.00%, 10/15/41 (Call 10/15/21)	2,750	3,289,247
Massachusetts State College Building Authority RB College & University Revenue
Series B
5.00%, 05/01/43 (Call 05/01/22)	750	891,923
Massachusetts State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 01/01/28 (NPFGC)	1,000	624,060
5.00%, 01/01/20	300	349,731
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/21	500	663,555
Series A
5.25%, 08/01/15	1,855	2,095,408
5.25%, 08/01/19	1,000	1,286,070
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17 (AGM)	500	601,925
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.00%, 08/01/40 (Call 08/01/20)
(GOI)	4,700	5,634,971
Series B
5.00%, 08/01/21 (Call 08/01/19)
(GOI)	500	617,395
5.00%, 08/01/36 (Call 08/01/21)
(GOI)	1,000	1,189,450
5.00%, 08/01/39 (Call 08/01/19)
(GOI)	1,445	1,700,548
5.25%, 08/01/23 (AGM)	1,000	1,328,860
5.25%, 08/01/28 (AGM)	1,000	1,379,860
5.25%, 08/01/31 (AGM)	800	1,111,952
Series C
5.25%, 08/01/42 (Call 08/01/21)
(GOI)	1,000	1,216,600
Series J
5.25%, 08/01/16	1,365	1,595,549
Metropolitan Boston Transit Parking Corp. RB Auto Parking Revenue
5.25%, 07/01/33 (Call 07/01/21)	2,000	2,359,920

		173,577,253
MICHIGAN — 1.29%
City of Detroit GOL
5.00%, 11/01/30 (Call 11/01/20)	1,000	1,135,500
City of Detroit Water Supply System RB Sewer Revenue
Series A
5.00%, 07/01/32 (PR 07/01/13)
(AGM)	4,275	4,393,075
5.25%, 07/01/39 (Call 07/01/22)	1,000	1,113,850
City of Detroit Water Supply System RB Water Revenue
Series A
5.25%, 07/01/41 (Call 07/01/21)	1,000	1,086,260

Security	Principal (000s)	Value

Series B
6.25%, 07/01/36 (Call 07/01/19)
(AGM)	$750	$888,758
Series C
5.00%, 07/01/41 (Call 07/01/21)	1,000	1,060,830
Detroit City School District GO
Series A
5.00%, 05/01/15 (AGM)	185	202,227
5.25%, 05/01/30 (AGM)	2,500	3,223,125
Michigan Finance Authority RB Miscellaneous Revenue
5.00%, 07/01/20 (Call 07/01/19)	4,500	5,625,045
5.00%, 07/01/22 (Call 07/01/16)	2,000	2,283,520
Series A
2.00%, 01/01/13	2,500	2,503,900
5.00%, 07/01/14	2,500	2,684,125
5.00%, 01/01/16	1,000	1,136,640
5.00%, 01/01/17	975	1,145,742
5.00%, 07/01/18	2,000	2,454,360
Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/15	510	581,640
Michigan State Building Authority RB Lease Revenue
0.00%, 10/15/30 (Call 10/15/16)
(NPFGC-FGIC)	500	216,810
Series I
5.00%, 10/15/33 (Call 10/15/15)
(AMBAC)	1,650	1,795,315
Series IA
5.00%, 10/15/32 (Call 10/15/16)
(NPFGC-FGIC)	1,270	1,411,668
Series II
5.00%, 10/15/33 (Call 10/15/15)
(AMBAC)	1,000	1,087,190
5.38%, 10/15/41 (Call 10/15/21)	2,000	2,367,640
State of Michigan GO
5.50%, 12/01/13	500	526,195
5.50%, 12/01/14	500	550,675
Series A
5.00%, 05/01/17	200	237,108
5.00%, 05/01/19 (Call 05/01/18)	230	278,330
5.00%, 11/01/20 (Call 11/01/18)	760	921,781
5.25%, 11/01/22 (Call 11/01/18)	200	240,400
State of Michigan RB Federal Grant Revenue
5.25%, 09/15/20 (Call 09/15/17)
(AGM)	310	361,336
State of Michigan RB Transit Revenue
5.00%, 11/01/20 (Call 11/01/19)	1,600	1,983,904
State of Michigan RB Trunk Line Revenue Series B
5.00%, 09/01/15 (AGM)	250	280,153
Wayne County Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 12/01/37 (Call 12/01/22)	1,000	1,139,260

		44,916,362

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MINNESOTA — 0.76%
Metropolitan Council GO Series G
2.00%, 03/01/15	$2,000	$2,070,320
Minneapolis-St. Paul Metropolitan Airports Commission RB Port Airport & Marina Revenue Series B
4.50%, 01/01/32 (Call 01/01/17)
(NPFGC-FGIC)	1,000	1,084,430
Minnesota Public Facilities Authority RB Water Revenue
Series A
5.00%, 03/01/20	1,000	1,277,170
Series B
5.00%, 03/01/19	510	640,285
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/15 (AMBAC)	1,000	1,096,690
5.25%, 01/01/17 (AMBAC)	500	587,280
State of Minnesota GO
5.00%, 10/01/13	500	519,984
5.00%, 08/01/15	500	561,195
5.00%, 08/01/17	800	961,568
5.00%, 08/01/25 (Call 08/01/17)	2,000	2,336,080
Series A
5.00%, 08/01/13	1,000	1,032,200
5.00%, 10/01/13	500	520,060
5.00%, 08/01/14	1,500	1,617,480
5.00%, 08/01/15	1,575	1,767,764
5.00%, 08/01/16	1,500	1,746,300
5.00%, 08/01/18	500	618,360
5.00%, 08/01/25 (Call 08/01/20)	1,600	2,047,792
Series D
5.00%, 08/01/14	1,000	1,078,320
5.00%, 08/01/15	400	448,956
5.00%, 08/01/19	1,000	1,267,660
5.00%, 08/01/20	640	825,939
Series H
5.00%, 11/01/19	500	637,340
State of Minnesota RB Lease Appropriation
Series B
5.00%, 03/01/19	500	623,235
5.00%, 03/01/29 (Call 03/01/22)	1,000	1,239,840

		26,606,248
MISSISSIPPI — 0.12%
Mississippi Development Bank RB Electric Power & Light Revenues
5.00%, 03/01/41 (Call 03/01/16)
(XLCA)	250	257,233
State of Mississippi GO
Series A
5.00%, 10/01/31 (Call 10/01/21)	1,000	1,228,210
5.00%, 10/01/36 (Call 10/01/21)	1,000	1,197,070
5.25%, 11/01/15	1,250	1,422,250

		4,104,763

Security	Principal (000s)	Value

MISSOURI — 0.45%
City of Kansas City RB Miscellaneous Revenue Series C
5.25%, 04/01/40 (Call 04/01/18)	$500	$568,035
Metropolitan St. Louis Sewer District RB Sewer Revenue Series A
5.00%, 05/01/42 (Call 05/01/22)	1,000	1,201,200
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	625	659,463
5.25%, 05/01/18 (Call 05/01/17)	2,600	3,121,508
Series B
5.00%, 05/01/26 (Call 05/01/16)	5,000	5,700,500
Missouri Joint Municipal Electric Utility Commission RB Electric Power & Light Revenues
5.00%, 01/01/34 (Call 01/01/16)
(NPFGC)	2,000	2,103,740
Series A
5.00%, 01/01/42 (Call 01/01/17)
(AMBAC)	2,000	2,213,300

		15,567,746
NEBRASKA — 0.21%
City of Lincoln RB Electric Power & Light Revenues
5.00%, 09/01/37 (Call 09/01/22)	1,000	1,199,810
Nebraska Public Power District RB Electric Power & Light Revenues Series B
5.00%, 01/01/14 (NPFGC)	1,755	1,844,172
Omaha Public Power District RB Electric Power & Light Revenues
Series A
5.00%, 02/01/16	605	690,190
5.00%, 02/01/37 (Call 02/01/22)	1,000	1,196,450
Series AA
4.50%, 02/01/38 (Call 02/01/15)
(NPFGC-FGIC)	1,000	1,059,810
Series B
5.00%, 02/01/42 (Call 02/01/21)	1,000	1,174,780

		7,165,212
NEVADA — 0.72%
Clark County RB Port Airport & Marina Revenue
Series B
5.13%, 07/01/36 (Call 01/01/20)	4,480	5,105,005
Series C
5.00%, 07/01/23 (Call 07/01/19)
(AGM)	500	582,565
Clark County School District GOL
Series A
5.00%, 06/15/22 (Call 06/15/18)	1,500	1,782,150
5.00%, 06/15/25 (Call 06/15/17)
(NPFGC-FGIC)	1,350	1,566,040
5.00%, 06/15/27 (Call 06/15/18)	5,000	5,803,000
5.25%, 06/15/15 (NPFGC-FGIC)	1,500	1,677,435
Series C
5.00%, 06/15/22 (PR 12/15/15)
(AGM)	1,200	1,364,076
5.00%, 06/15/23 (PR 12/15/15)
(AGM)	1,000	1,136,730

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Clark County Water Reclamation District GO Series A
5.25%, 07/01/38 (Call 07/01/19)	$1,000	$1,239,990
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/42 (Call 06/01/22)	1,000	1,176,970
State of Nevada GOL
5.00%, 06/01/27 (Call 06/01/18)	3,000	3,478,620
		24,912,581
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17	25	29,870
		29,870
NEW JERSEY — 5.29%
Essex County Improvement Authority RB General Fund
5.25%, 12/15/20 (AMBAC)	1,000	1,262,000
Garden State Preservation Trust RB Open Space & Farmland Preservation Revenue
Series A
5.75%, 11/01/28 (AGM)	1,500	2,084,925
Series C
5.25%, 11/01/20 (AGM)	700	910,672
Garden State Preservation Trust RB Recreational Revenue
Series A
5.00%, 11/01/21 (PR 11/01/13)
(AGM)	300	313,086
5.25%, 11/01/19 (PR 11/01/13)
(AGM)	250	261,480
5.50%, 11/01/13 (AGM)	500	524,140
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16 (AGM)	1,865	2,189,808
5.13%, 11/01/18 (AGM)	500	621,175
New Jersey Economic Development Authority RB Federal Grant Revenue Series Y
5.00%, 09/01/33 (Call 09/01/18)	820	939,859
New Jersey Economic Development Authority RB General Fund
Series O
5.13%, 03/01/28 (Call 03/01/15)	1,500	1,623,795
5.25%, 03/01/22 (Call 03/01/15)	1,610	1,755,673
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 12/15/18	1,500	1,826,760
5.00%, 03/01/26	1,000	1,208,560
Series A
5.00%, 05/01/13	400	407,840
5.00%, 07/01/29 (Call 07/01/14)
(NPFGC)	200	211,822
5.25%, 07/01/15 (Call 07/01/14)
(NPFGC)	500	537,515
5.25%, 07/01/16 (Call 07/01/14)
(NPFGC)	380	408,511
5.25%, 07/01/17 (Call 07/01/14)
(NPFGC)	3,050	3,278,841
Series AA
5.50%, 12/15/29 (Call 06/15/19)	250	298,998
Series DD
5.00%, 12/15/17	1,250	1,490,775
Series EE
5.00%, 09/01/20	1,500	1,866,675

Security	Principal (000s)	Value

5.25%, 09/01/24 (Call 03/01/21)	$750	$918,787
Series F
5.00%, 06/15/24 (PR 06/15/13)
(FGIC)	700	718,004
5.00%, 06/15/26 (PR 06/15/13)	780	800,062
Series G
5.00%, 09/01/20 (PR 09/01/13)
(AMBAC)	500	517,820
Series GG
5.00%, 09/01/21 (Call 03/01/21)
(SAP)	1,000	1,237,150
5.00%, 09/01/22 (Call 03/01/21)
(SAP)	250	306,360
5.25%, 09/01/25 (Call 03/01/21)
(SAP)	1,825	2,219,857
5.25%, 09/01/27 (Call 03/01/21)
(SAP)	585	701,860
Series K
5.25%, 12/15/15 (NPFGC-FGIC)	1,200	1,362,612
5.25%, 12/15/16 (Call 12/15/15)
(AMBAC)	3,655	4,165,567
5.25%, 12/15/20 (AMBAC)	500	634,025
5.50%, 12/15/19 (AMBAC)	1,000	1,272,880
Series N-1
5.50%, 09/01/26 (AMBAC)	2,000	2,671,520
5.50%, 09/01/27 (NPFGC-FGIC)	2,000	2,721,560
Series W
5.00%, 03/01/16	385	435,974
New Jersey Economic Development Authority RB Special Assessment Series A
6.38%, 04/01/31 (PR 05/15/14)	1,155	1,254,226
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13	2,000	2,048,880
5.00%, 06/15/13 (FGIC)	1,050	1,076,544
5.00%, 06/15/14	500	530,825
5.00%, 06/15/22 (AGM)	1,500	1,796,865
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,191,230
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,171,790
5.00%, 06/15/26 (Call 06/15/22)	500	583,425
5.38%, 06/15/14	1,575	1,697,110
5.38%, 06/15/15	1,000	1,124,910
5.75%, 06/15/29 (PR 06/15/14)	2,750	2,979,047
New Jersey Educational Facilities Authority RB College & University Revenue
4.38%, 09/01/20 (Call 09/01/16)
(AGM)	505	563,833
Series B
4.50%, 07/01/37 (PR 07/01/16)
(NPFGC)	620	705,895
New Jersey Educational Facilities Authority RB Miscellaneous Revenue
Series A
5.00%, 09/01/15 (AGM)	505	561,994
5.00%, 09/01/16 (Call 09/01/15)
(AGM)	225	250,981
New Jersey State Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/20 (Call 01/01/15)
(AGM)	2,700	2,933,523
5.00%, 01/01/20 (PR 07/01/13)
(AGM)	5,000	5,136,600
5.00%, 01/01/21 (Call 01/01/15)
(AGM)	1,000	1,083,890
5.00%, 01/01/21 (PR 07/01/13)
(AGM)	900	924,588

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 01/01/32 (Call 01/01/22)	$1,000	$1,193,090
5.00%, 01/01/35 (Call 01/01/22)	1,000	1,185,970
6.00%, 01/01/13 (NPFGC)	4,260	4,281,215
Series B
5.00%, 01/01/25 (Call 01/01/23)	1,000	1,238,740
5.00%, 01/01/28 (Call 01/01/23)	2,500	3,041,650
5.00%, 01/01/29 (Call 01/01/23)	2,000	2,425,380
Series C
6.50%, 01/01/13 (NPFGC)	1,500	1,508,115
Series H
5.00%, 01/01/36 (Call 01/01/19)	1,500	1,690,605
Series I
5.00%, 01/01/31 (Call 01/01/20)	1,970	2,293,533
New Jersey State Turnpike Authority RB Miscellaneous Revenue Series E
5.25%, 01/01/40 (Call 01/01/19)	1,500	1,717,845
New Jersey Transit Corp. COP Federal Grant Revenue Series A
5.25%, 09/15/13 (AMBAC)	1,000	1,038,130
New Jersey Transit Corp. COP Lease Appropriation Series A
5.25%, 09/15/14 (AMBAC)	500	538,290
New Jersey Transit Corp. COP Lease Revenue
5.00%, 09/15/17 (NPFGC-FGIC)	690	783,578
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/16 (Call 12/15/15)
(NPFGC)	500	571,660
5.25%, 12/15/22 (AMBAC)	500	642,720
5.50%, 12/15/20 (NPFGC-FGIC)	3,000	3,860,370
5.50%, 12/15/21 (NPFGC)	500	649,225
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.00%, 06/15/20 (PR 06/15/14)
(FGIC)	500	535,885
5.25%, 12/15/13	1,000	1,051,360
5.75%, 06/15/17	910	1,095,613
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series A
5.50%, 06/15/41 (Call 06/15/21)
(SAP)	400	482,888
Series B
5.00%, 06/15/42 (Call 06/15/21)	1,000	1,149,700
5.25%, 12/15/12 (NPFGC-FGIC)	3,850	3,858,162
5.25%, 12/15/14 (NPFGC)	3,750	4,106,700
5.50%, 12/15/15 (NPFGC)	1,500	1,714,035
5.50%, 12/15/17 (NPFGC)	1,300	1,577,277
New Jersey Transportation Trust Fund Authority RB Transit Revenue
4.25%, 12/15/22 (Call 12/31/12)
(AGM)	10	10,032
5.25%, 12/15/19	2,360	2,959,204
5.25%, 12/15/21 (NPFGC)	695	885,423
Series A
0.00%, 12/15/25	2,085	1,299,289
0.00%, 12/15/28	4,140	2,252,657
0.00%, 12/15/30	1,000	490,280
0.00%, 12/15/31	7,000	3,256,190
0.00%, 12/15/32	400	176,296
0.00%, 12/15/33	930	386,238
0.00%, 12/15/34	1,055	410,374
0.00%, 12/15/35	610	224,151
0.00%, 12/15/37	4,700	1,527,124

Security	Principal (000s)	Value

0.00%, 12/15/38	$8,725	$2,691,991
0.00%, 12/15/39	6,630	1,930,059
5.00%, 12/15/34 (Call 12/15/17)
(AMBAC)	1,900	2,175,215
5.25%, 12/15/20	3,080	3,905,594
5.25%, 12/15/21	600	764,394
5.25%, 12/15/21 (NPFGC)	5	6,666
5.50%, 06/15/13	350	359,986
5.50%, 12/15/13 (AMBAC)	1,715	1,807,541
5.50%, 12/15/15 (AMBAC)	515	588,485
5.50%, 12/15/16 (AGM)	1,500	1,772,835
5.50%, 12/15/21	500	647,320
5.50%, 12/15/22	1,000	1,307,980
5.50%, 12/15/23	500	660,035
Series B
5.25%, 06/15/22 (Call 06/15/21)	2,800	3,530,184
5.25%, 06/15/23 (Call 06/15/21)	1,000	1,250,380
5.50%, 06/15/31 (Call 06/15/21)	1,000	1,232,040
Series C
0.00%, 12/15/24 (AMBAC)	1,665	1,068,381
0.00%, 12/15/28 (AMBAC)	3,130	1,671,232
0.00%, 12/15/31 (NPFGC-FGIC)	500	227,860
5.25%, 06/15/13 (NPFGC)	2,000	2,054,360
5.25%, 06/15/21 (PR 06/15/15)
(NPFGC)	1,750	1,963,080
5.50%, 12/15/15 (AGM)	425	485,920
5.50%, 12/15/17 (AGM)	2,385	2,897,560
5.50%, 06/15/18 (PR 06/15/13)	2,150	2,211,339
5.50%, 06/15/19 (PR 06/15/13)	1,500	1,542,795
5.50%, 06/15/22 (PR 06/15/13)	1,000	1,028,530
5.50%, 06/15/24 (PR 06/15/13)	1,000	1,028,530
5.75%, 12/15/12 (AGM)	500	501,160
Series D
5.00%, 06/15/16 (PR 06/15/15)
(AGM)	500	557,990
State of New Jersey GO
5.00%, 08/01/15	1,200	1,343,124
5.00%, 06/01/17	105	124,714
Series D
6.00%, 02/15/13	1,250	1,265,200
Series H
5.25%, 07/01/14	2,375	2,559,490
5.25%, 07/01/16	500	582,365
Series L
5.25%, 07/15/13	1,000	1,031,870
5.25%, 07/15/16 (AMBAC)	725	845,618
5.25%, 07/15/19 (AMBAC)	2,000	2,532,640
Series Q
5.00%, 08/15/19	1,000	1,252,660
5.00%, 08/15/21 (Call 08/15/20)	500	629,860

		184,469,081
NEW MEXICO — 0.27%
New Mexico Finance Authority RB Federal Grant Revenue
Series A-1
5.00%, 12/15/13	1,450	1,521,964
Series B
5.00%, 06/15/20	500	636,865
5.00%, 06/15/23 (Call 06/15/20)	2,250	2,771,347
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15 (NPFGC)	2,300	2,580,094

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.25%, 06/15/21 (PR 06/15/14)
(NPFGC)	$350	$376,576
State of New Mexico RB Miscellaneous Taxes
Series D
5.00%, 07/01/14	1,000	1,074,480
5.00%, 07/01/16	500	579,865

		9,541,191
NEW YORK — 18.28%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
0.00%, 07/15/33	500	193,740
6.38%, 07/15/43 (Call 01/15/20)	1,875	2,210,944
City of New York GO
Series A
5.00%, 08/01/26 (Call 08/01/16)	1,000	1,141,290
5.00%, 08/01/28 (Call 08/01/16)	1,010	1,142,563
Series A-1
5.00%, 08/01/13	2,760	2,847,271
5.00%, 08/15/13	285	294,528
5.00%, 08/01/15	1,075	1,200,775
5.00%, 08/01/17	355	422,393
5.00%, 08/01/18 (Call 08/01/17)	2,000	2,395,160
5.00%, 08/01/30 (Call 08/01/21)	500	610,820
5.00%, 08/01/31 (Call 08/01/21)	710	863,609
5.00%, 08/01/32 (Call 08/01/21)	1,000	1,209,340
5.25%, 08/15/23 (Call 08/15/18)	6,850	8,404,128
Series B
5.00%, 08/01/14	2,400	2,583,696
5.00%, 08/01/17	1,000	1,189,840
5.25%, 08/01/15 (Call 08/01/14)	500	539,985
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	500	618,930
5.25%, 09/01/23 (Call 09/01/18)	2,180	2,677,977
5.25%, 09/01/24 (Call 09/01/18)	1,000	1,221,570
Series C
3.63%, 08/01/13 (CIFG)	400	408,808
5.00%, 08/01/13	1,115	1,150,260
5.00%, 08/01/14 (CIFG)	300	322,907
5.00%, 08/01/15	200	223,400
5.00%, 08/01/17 (Call 08/01/15)
(AGM)	1,000	1,118,910
5.00%, 08/01/19	1,265	1,575,115
5.00%, 01/01/23 (Call 01/01/17)	1,000	1,164,550
5.00%, 08/01/24 (Call 08/01/19)	1,000	1,214,710
5.25%, 08/01/17	250	300,315
5.25%, 08/01/18	480	592,090
Series C-1
5.00%, 10/01/18 (Call 10/01/17)	500	597,120
5.00%, 10/01/20 (Call 10/01/17)	480	570,283
5.00%, 10/01/22 (Call 10/01/17)	805	956,412
5.00%, 10/01/24 (Call 10/01/17)	2,255	2,679,143
Series D-1
5.00%, 10/01/25 (Call 10/01/21)	1,000	1,246,210
5.00%, 10/01/32 (Call 10/01/21)	1,685	2,043,854
5.13%, 12/01/27 (Call 12/01/17)	1,500	1,780,230
Series E
4.00%, 08/01/14	450	476,964
5.00%, 08/01/13	500	515,810
5.00%, 08/01/16	2,600	3,002,844
5.00%, 08/01/19 (Call 08/01/17)	1,000	1,185,000
5.00%, 11/01/20 (PR 11/01/14)
(AGM)	55	59,847

Security	Principal (000s)	Value

5.00%, 11/01/20 (Call 11/01/14)
(AGM)	$395	$429,401
5.00%, 08/01/21 (Call 08/01/19)	1,000	1,231,060
5.00%, 08/01/22 (Call 08/01/19)	400	489,568
5.00%, 08/01/27 (Call 08/01/19)	1,000	1,212,130
Series F
5.00%, 08/01/17	2,400	2,855,616
5.00%, 08/01/29 (Call 02/01/22)	1,730	2,120,530
5.00%, 08/01/31 (Call 02/01/22)	1,750	2,120,842
Series F-1
5.00%, 09/01/15	285	319,320
5.00%, 09/01/20 (Call 09/01/15)
(XLCA)	525	588,068
Series G
5.00%, 08/01/13	1,565	1,614,485
5.00%, 08/01/14	1,405	1,512,539
5.00%, 08/01/15	1,100	1,228,700
5.00%, 08/01/22 (Call 08/01/17)	785	932,203
5.00%, 08/01/24 (Call 02/01/16)	1,150	1,330,282
Series G-1
5.00%, 04/01/26 (Call 04/01/22)	3,635	4,515,688
Series H
5.00%, 08/01/13	1,550	1,599,011
Series I
5.00%, 08/01/13	2,475	2,553,259
5.00%, 08/01/15 (Call 08/01/14)	310	333,501
5.00%, 08/01/16	1,500	1,732,410
5.00%, 08/01/19 (Call 08/01/14)	250	269,023
5.00%, 08/01/27 (Call 08/01/22)	1,000	1,247,430
Series I-1
5.00%, 08/01/17	500	594,920
5.00%, 08/01/18	215	262,384
5.00%, 04/01/24 (Call 04/01/16)	1,295	1,466,859
5.38%, 04/01/36 (Call 04/01/19)	3,500	4,243,540
Series J
5.00%, 03/01/30 (Call 03/01/15)	1,755	1,894,996
5.50%, 06/01/23 (PR 06/01/13)	1,200	1,231,800
Series J-1
5.00%, 08/01/13	1,250	1,289,525
5.00%, 05/15/25 (Call 05/15/19)	275	331,587
5.00%, 05/15/31 (Call 05/15/19)	1,500	1,802,550
Series L-1
5.00%, 04/01/27 (Call 04/01/18)	1,200	1,419,996
Series M
5.00%, 04/01/22 (Call 04/01/15)	425	466,616
Series O
5.00%, 06/01/17 (Call 06/01/15)
(AGM)	500	555,880
5.00%, 06/01/20 (Call 06/01/15)	2,000	2,212,420
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47 (Call 02/15/17)
(NPFGC)	2,100	2,209,746
5.00%, 02/15/47 (Call 02/15/17)	6,425	7,010,831
5.00%, 02/15/47 (Call 02/15/21)
(AGM)	1,000	1,149,790
5.25%, 02/15/47 (Call 02/15/21)	1,250	1,463,862
5.75%, 02/15/47 (Call 02/15/21)	3,250	3,947,840
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14 (AGM)	200	198,322
5.00%, 05/01/15	1,025	1,129,079

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 12/01/16 (Call 06/01/16)
(AGM)	$2,000	$2,281,860
5.00%, 12/01/23 (Call 06/01/16)
(NPFGC-FGIC)	400	448,300
5.00%, 12/01/26 (Call 06/01/16)
(XLCA)	1,200	1,340,112
5.25%, 12/01/20 (Call 06/01/16)
(NPFGC-FGIC)	2,000	2,259,260
5.50%, 12/01/13 (AGM)	275	289,440
5.50%, 04/01/22 (Call 04/01/19)	500	619,185
5.50%, 05/01/33 (Call 05/01/19)
(BHAC)	1,100	1,348,160
5.75%, 04/01/39 (Call 04/01/19)	3,700	4,556,402
6.00%, 05/01/33 (Call 05/01/19)	1,000	1,259,050
Series B
5.00%, 09/01/29 (Call 09/01/22)	1,750	2,104,672
5.25%, 12/01/12	300	300,042
5.25%, 12/01/13	500	524,320
5.25%, 06/01/14	1,600	1,713,328
5.25%, 12/01/14	1,000	1,093,960
5.75%, 04/01/25 (Call 04/01/19)	1,050	1,308,174
5.75%, 04/01/33 (Call 04/01/19)	2,190	2,696,897
Series D
5.00%, 09/01/14 (NPFGC)	155	167,099
Series E
5.00%, 12/01/17 (Call 12/01/16)	850	983,085
5.00%, 12/01/17 (Call 12/01/16)
(NPFGC-FGIC)	725	838,513
5.00%, 12/01/18 (Call 12/01/16)
(NPFGC)	500	577,220
Series F
5.00%, 05/01/17 (NPFGC)	225	262,825
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
4.75%, 04/01/28 (PR 10/01/15)
(FGIC)	300	336,447
5.00%, 04/01/23 (PR 10/01/15)
(FGIC)	730	823,827
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series A
5.50%, 01/01/15 (SAP)	1,660	1,828,009
5.50%, 07/01/15 (SAP)	675	758,822
5.75%, 01/01/16 (SAP)	625	719,531
Series C
5.00%, 11/15/30 (Call 11/15/22)	1,000	1,206,440
5.00%, 11/15/41 (Call 11/15/22)	2,000	2,336,480
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30	1,000	562,870
5.00%, 11/15/24 (Call 11/15/22)	1,500	1,902,165
5.00%, 11/15/25 (Call 11/15/22)	1,000	1,260,780
5.00%, 11/15/29 (Call 11/15/22)	2,500	3,087,650
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/30	500	540,135
Series A
4.50%, 11/15/38 (Call 11/15/17)	1,800	1,908,396
4.75%, 11/15/27 (Call 11/15/15)
(NPFGC)	6,330	6,954,011
4.75%, 11/15/30 (Call 11/15/15)
(AMBAC)	250	271,833
5.00%, 11/15/18	250	303,070
5.00%, 11/15/35 (Call 11/15/16)	1,400	1,578,626
5.00%, 11/15/41 (Call 11/15/21)	500	576,765

Security	Principal (000s)	Value

5.00%, 11/15/46 (Call 11/15/21)	$1,500	$1,714,845
5.50%, 11/15/13 (AMBAC)	2,555	2,682,750
5.50%, 11/15/14 (AMBAC)	3,245	3,561,031
5.50%, 11/15/39 (Call 11/15/18)	600	711,024
Series B
4.50%, 11/15/37 (Call 11/15/17)	500	531,935
4.75%, 11/15/31 (Call 11/15/16)	430	479,889
5.00%, 11/15/34 (Call 11/15/19)	3,170	3,653,552
5.25%, 11/15/23 (AMBAC)	1,050	1,359,298
Series C
6.25%, 11/15/23 (Call 11/15/18)	2,700	3,473,226
Series D
5.00%, 11/15/21	1,000	1,259,900
5.00%, 11/15/30 (Call 11/15/22)	2,000	2,412,880
5.00%, 11/15/36 (Call 11/15/21)	1,000	1,156,080
5.25%, 11/15/34 (Call 11/15/20)	280	326,242
5.25%, 11/15/41 (Call 11/15/21)	1,000	1,173,020
Series D-1
5.00%, 11/01/22	750	943,050
Series E
5.00%, 11/15/42 (Call 11/15/22)	1,000	1,167,310
Series F
4.00%, 11/15/30 (Call 11/15/22)	765	835,938
5.00%, 11/15/18	1,000	1,212,280
5.00%, 11/15/24 (Call 11/15/22)	1,000	1,240,590
5.00%, 11/15/30 (Call 11/15/22)	1,750	2,111,270
5.00%, 11/15/35 (Call 11/15/15)	1,500	1,644,945
Nassau County Interim Finance Authority RB Sales Tax Revenue
Series H
5.25%, 11/15/17 (PR 11/15/14)
(AMBAC)	720	788,796
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue
Series A
5.13%, 11/01/23 (Call 11/01/18)
(BHAC)	520	625,128
New York City Industrial Development Agency RB Recreational Revenue
5.00%, 03/01/31 (Call 09/01/16)
(FGIC)	290	308,624
5.00%, 03/01/46 (Call 09/01/16)
(FGIC)	1,550	1,620,974
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
4.50%, 06/15/39 (Call 06/15/17)
(NPFGC-FGIC)	1,245	1,331,913
5.00%, 06/15/27 (Call 06/15/17)	500	581,810
Series B
5.00%, 06/15/14 (AGM)	350	375,298
5.00%, 06/15/18 (Call 06/15/14)	500	536,025
Series CC
5.00%, 06/15/34 (Call 06/15/18)	2,900	3,431,019
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	1,250	1,551,462
5.00%, 06/15/31 (Call 06/15/21)	435	529,752
5.00%, 06/15/32 (Call 06/15/21)	2,000	2,389,200
5.00%, 06/15/44 (Call 12/15/21)	2,000	2,342,320
5.38%, 06/15/43 (Call 12/15/20)	2,000	2,461,980
5.50%, 06/15/43 (Call 12/15/20)	1,000	1,248,690
Series A
4.75%, 06/15/30 (Call 06/15/17)	4,850	5,545,781
5.00%, 06/15/38 (Call 06/15/17)	4,125	4,777,657
5.00%, 06/15/39 (Call 06/15/14)	2,990	3,201,099
5.75%, 06/15/40 (Call 06/15/18)	500	618,590
5.88%, 06/15/13 (AMBAC)	350	360,696

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series AA
5.00%, 06/15/21 (Call 06/15/18)	$1,000	$1,207,630
5.00%, 06/15/22 (Call 06/15/18)	4,600	5,524,968
5.00%, 06/15/34 (Call 06/15/21)	865	1,026,002
5.00%, 06/15/44 (Call 06/15/21)	1,600	1,860,464
Series B
5.00%, 06/15/20 (PR 12/15/14)
(AMBAC)	110	120,405
5.00%, 06/15/20 (Call 12/15/14)
(AMBAC)	140	153,241
5.00%, 06/15/21 (PR 12/15/14)
(AMBAC)	215	235,337
5.00%, 06/15/21 (Call 12/15/14)
(AMBAC)	285	311,955
5.00%, 06/15/28 (PR 12/15/14)
(AMBAC)	170	186,080
5.00%, 06/15/28 (Call 12/15/14)
(AMBAC)	300	328,176
5.00%, 06/15/36 (Call 12/15/14)
(AGM)	2,500	2,704,575
Series BB
5.00%, 06/15/27 (Call 06/15/19)	1,000	1,227,540
5.00%, 06/15/30 (Call 06/15/20)	1,000	1,222,010
5.00%, 06/15/31 (Call 06/15/20)	3,050	3,707,641
Series C
4.75%, 06/15/33 (Call 06/15/16)	3,925	4,374,334
5.00%, 06/15/27 (Call 06/15/15)
(NPFGC)	2,000	2,208,260
5.00%, 06/15/35 (PR 06/15/14)	95	101,696
5.00%, 06/15/35 (Call 06/15/14)	1,305	1,387,398
Series CC
5.00%, 06/15/45 (Call 12/15/21)	5,000	5,855,800
Series D
5.00%, 06/15/28 (Call 06/15/16)	280	317,475
5.00%, 06/15/38 (Call 06/15/15)	7,200	7,886,664
Series DD
4.75%, 06/15/36 (Call 06/15/17)	500	569,245
5.00%, 06/15/32 (Call 06/15/18)	900	1,064,799
Series EE
5.00%, 06/15/17	1,225	1,457,321
5.00%, 06/15/34 (Call 06/15/22)	1,250	1,506,737
5.25%, 06/15/40 (Call 06/15/19)	1,900	2,265,674
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	710	833,128
Series GG
5.00%, 06/15/43 (Call 06/15/21)	1,430	1,665,149
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	2,460	2,886,810
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	530	600,235
5.00%, 07/15/29 (Call 07/15/22)	835	1,027,017
Series A
5.00%, 11/01/20	1,000	1,280,160
5.00%, 11/01/22 (Call 11/01/21)	1,000	1,294,360
5.00%, 11/01/23 (Call 11/01/21)	1,000	1,276,930
5.00%, 05/01/28 (Call 05/01/19)	1,000	1,210,700
Series A-1
5.00%, 11/01/13	250	261,270
Series B
5.00%, 11/01/13	1,015	1,059,753
5.00%, 11/01/15	195	220,843
5.00%, 11/01/16	1,000	1,168,970
5.00%, 11/01/18	1,000	1,232,020

Security	Principal (000s)	Value

5.00%, 11/01/21 (Call 11/01/19)	$2,800	$3,504,396
5.00%, 11/01/25 (Call 05/01/17)	1,050	1,230,191
5.00%, 11/01/30 (Call 11/01/22)	1,250	1,542,178
Series C
5.00%, 11/01/33 (Call 11/01/20)	500	596,425
5.00%, 11/01/39 (Call 11/01/20)	750	887,490
Series C-1
5.00%, 11/01/27 (Call 11/01/17)	2,800	3,342,248
Series D
5.00%, 02/01/24 (Call 02/01/21)	1,250	1,567,150
5.00%, 02/01/31 (Call 02/01/21)	2,500	3,022,800
Series D-1
5.00%, 11/01/33 (Call 11/01/21)	1,000	1,214,790
5.00%, 11/01/38 (Call 11/01/21)	1,565	1,867,749
Series E
5.00%, 11/01/18	1,500	1,848,030
Series E-1
5.00%, 02/01/25 (Call 02/01/22)	2,500	3,162,675
5.00%, 02/01/35 (Call 02/01/22)	2,000	2,409,200
5.00%, 02/01/42 (Call 02/01/22)	3,250	3,856,352
Series F-1
5.00%, 05/01/39 (Call 05/01/22)	1,500	1,789,350
Series S-1
5.00%, 07/15/24 (Call 07/15/22)	600	756,738
5.00%, 07/15/31 (Call 07/15/22)
(SAW)	1,000	1,212,660
5.00%, 07/15/33 (Call 07/15/22)	2,000	2,391,300
5.00%, 07/15/37 (Call 07/15/22)	1,000	1,181,680
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18)
(SAW)	1,575	1,687,959
5.00%, 07/15/36 (Call 01/15/17)
(NPFGC-FGIC)	1,000	1,090,410
5.50%, 07/15/28 (Call 07/15/18)
(SAW)	3,255	3,958,666
Series S-1A
5.00%, 07/15/33 (Call 07/15/21)
(SAW)	1,000	1,187,730
5.25%, 07/15/37 (Call 07/15/21)
(SAW)	1,500	1,788,690
Series S-2
6.00%, 07/15/38 (Call 07/15/18)
(SAW)	250	299,120
Series S-4
5.50%, 01/15/39 (Call 01/15/19)
(SAW)	675	790,992
Series S-5
5.00%, 01/15/31 (Call 01/15/19)
(SAW)	1,400	1,624,308
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	1,500	1,698,810
5.00%, 11/01/16 (Call 05/01/15)	500	555,470
5.00%, 11/01/17 (Call 05/01/15)	2,000	2,218,400
Series A-1
5.00%, 11/01/13	3,070	3,208,396
5.00%, 11/01/14	3,960	4,324,478

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16	$500	$587,560
New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	2,000	2,384,780
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/44 (Call 11/15/15)
(AMBAC)	2,250	2,481,165
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	1,750	2,140,967
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21)
(GOI)	3,000	3,510,870
5.25%, 12/15/43 (Call 12/15/21)
(GOI)	100	118,834
New York Local Government Assistance Corp. RB Miscellaneous Revenue
Series C
5.00%, 04/01/13 (GOI)	750	762,308
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13 (GOI)	500	508,205
5.00%, 04/01/20 (Call 04/01/18)	225	271,474
Series C
5.50%, 04/01/17 (GOI)	4,300	5,020,293
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	500	513,930
5.00%, 07/01/17	1,000	1,184,790
5.00%, 07/01/22 (Call 07/01/18)	3,100	3,716,590
Series 1
5.50%, 07/01/40 (AMBAC)	530	750,602
Series A
4.00%, 05/15/18 (GOI)	2,000	2,314,860
5.00%, 05/15/18 (GOI)	2,000	2,429,040
5.00%, 07/01/37 (Call 07/01/22)	1,250	1,497,693
5.00%, 07/01/41 (Call 07/01/21)	500	582,180
5.00%, 07/01/42 (Call 07/01/22)	1,000	1,184,740
5.75%, 07/01/27 (NPFGC)	500	673,055
New York State Dormitory Authority RB Hospital Revenue
5.50%, 05/01/37 (Call 05/01/19)	850	987,216
5.75%, 05/01/37 (Call 05/01/19)	435	516,371
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/20	1,000	1,286,320
5.00%, 12/15/21	1,500	1,947,540
5.00%, 03/15/25 (Call 03/15/18)	3,700	4,401,779
5.00%, 12/15/25 (Call 12/15/22)	3,000	3,837,750
5.00%, 03/15/27 (PR 03/15/13)	1,000	1,013,870
5.00%, 03/15/27 (Call 03/15/18)	6,000	7,087,800
5.00%, 06/15/31 (Call 12/15/22)	4,000	4,979,640
Series B
5.00%, 03/15/28 (Call 03/15/19)	500	606,690
5.00%, 03/15/35 (Call 03/15/22)	1,500	1,800,900
5.00%, 03/15/42 (Call 03/15/22)	2,500	2,971,900
5.50%, 03/15/26 (AMBAC)	845	1,171,204
Series C
5.00%, 12/15/31 (Call 12/15/16)	3,500	4,017,405
5.00%, 03/15/34 (Call 03/15/21)	2,500	2,963,275
5.00%, 03/15/41 (Call 03/15/21)	3,300	3,868,392
Series D
2.50%, 08/15/13	5,000	5,081,350
5.00%, 06/15/14	1,000	1,073,080
5.00%, 03/15/25 (Call 09/15/16)	1,230	1,423,848
5.00%, 03/15/36 (Call 09/15/16)	1,200	1,357,476

Security	Principal (000s)	Value

5.00%, 02/15/37 (Call 02/15/22)	$1,800	$2,143,548
Series F
5.00%, 03/15/30 (Call 03/15/15)	2,000	2,180,780
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/13 (NPFGC-FGIC)	520	534,503
5.00%, 07/01/15	560	620,693
5.50%, 07/01/18 (NPFGC-FGIC)	2,055	2,549,269
Series A
5.00%, 05/15/25 (Call 05/15/22)	1,000	1,268,090
New York State Dormitory Authority RB Property Tax
Series D
5.25%, 10/01/23 (Call 12/31/12)
(NPFGC)	5	5,020
New York State Environmental Facilities Corp. RB Federal Grant Revenue
Series C
5.00%, 10/15/35 (Call 10/15/16)	1,850	2,122,671
New York State Environmental Facilities Corp. RB Miscellaneous Revenue
Series D
5.00%, 02/15/34 (Call 08/15/14)	500	536,150
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13	2,790	2,871,607
Series A
5.00%, 06/15/17	1,000	1,192,120
5.00%, 06/15/22	650	850,948
5.00%, 06/15/24 (Call 06/15/22)	750	961,268
Series B
4.50%, 06/15/36 (Call 06/15/17)	220	239,325
4.75%, 06/15/32 (Call 06/15/17)	400	457,764
5.00%, 06/15/31 (Call 06/15/21)	650	799,539
5.00%, 06/15/37 (Call 06/15/18)	1,360	1,557,431
5.00%, 06/15/41 (Call 06/15/21)	2,000	2,399,420
Series E
5.00%, 06/15/30 (Call 06/15/14)	1,600	1,706,128
New York State Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 11/15/22 (GOI)	750	988,433
5.00%, 11/15/38 (Call 11/15/21)
(GOI)	1,000	1,189,810
Series C
5.00%, 11/15/15 (NPFGC)	1,000	1,133,560
5.00%, 11/15/18 (Call 11/15/17)
(NPFGC)	500	601,790
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13 (NPFGC-FGIC)	525	533,615
5.00%, 04/01/14 (AGM)	3,730	3,963,834
5.00%, 04/01/15 (AGM)	1,645	1,819,140
5.00%, 04/01/16 (Call 10/01/15)
(NPFGC-FGIC)	1,200	1,355,784
5.00%, 04/01/17 (Call 10/01/15)
(NPFGC-FGIC)	2,070	2,339,659
5.00%, 04/01/21 (Call 10/01/15)
(AMBAC)	1,340	1,502,019
5.00%, 04/01/27 (Call 10/01/17)	4,985	5,761,713
5.50%, 04/01/20 (AMBAC)	620	803,774
Series F
4.00%, 01/01/15 (AMBAC)	350	374,178
Series H
5.00%, 01/01/20 (Call 01/01/18)
(NPFGC)	1,500	1,795,155
5.00%, 01/01/21 (Call 01/01/18)
(NPFGC)	3,400	4,022,676

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 01/01/22 (Call 01/01/18)
(NPFGC-FGIC)	$1,280	$1,510,272
5.00%, 01/01/23 (Call 01/01/18)
(NPFGC-FGIC)	720	847,195
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18	500	607,545
5.00%, 03/15/26 (Call 09/15/18)	1,700	2,040,340
5.00%, 03/15/32 (Call 09/15/21)	2,000	2,420,460
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	350	355,635
5.00%, 04/01/14	1,080	1,146,506
5.00%, 04/01/15	1,065	1,175,898
5.00%, 04/01/18	725	876,061
5.00%, 04/01/19	500	617,825
Series A
2.50%, 04/01/13	5,000	5,040,050
4.00%, 04/01/15	2,050	2,215,927
5.00%, 04/01/21	500	640,710
5.00%, 04/01/30 (Call 04/01/22)	500	610,480
Series A-1
5.00%, 04/01/31 (Call 04/01/21)	2,000	2,385,680
Series B
5.00%, 04/01/14	500	531,345
5.00%, 04/01/19 (Call 10/01/18)	2,700	3,304,773
5.00%, 04/01/20 (Call 10/01/18)	2,000	2,447,200
Series I
5.00%, 01/01/28 (Call 01/01/22)	2,000	2,445,960
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,174,520
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	200	241,694
5.00%, 12/15/18	1,840	2,278,454
Series A
5.00%, 03/15/16	1,500	1,719,750
5.00%, 03/15/19	1,000	1,244,000
5.00%, 03/15/31 (Call 03/15/21)	1,000	1,206,080
Series A-1
5.00%, 12/15/18	310	383,870
Series A-2
5.50%, 03/15/22 (NPFGC)	1,500	2,022,240
Series B
5.00%, 03/15/32 (Call 03/15/17)	1,000	1,145,820
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	303,345
5.00%, 03/15/36 (Call 03/15/19)	2,000	2,396,420
Series C
5.00%, 12/15/15	1,000	1,137,740
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/13	6,500	6,526,520
5.25%, 01/01/24 (Call 07/01/18)	250	298,615
Series D
5.00%, 01/01/16	2,275	2,577,620
5.25%, 01/01/17	460	542,938
5.25%, 01/01/20 (Call 01/01/19)	1,000	1,225,810
5.25%, 01/01/21 (Call 01/01/19)	500	607,690
5.50%, 01/01/19	1,515	1,898,250
5.63%, 01/01/28 (Call 01/01/19)	1,245	1,465,664
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 12/01/31 (Call 06/01/22)
(GOI)	2,000	2,209,580
4.50%, 11/15/34 (Call 11/15/17)
(AMBAC)	205	223,606

Security	Principal (000s)	Value

4.50%, 01/15/36 (Call 01/15/16)
(GOI)	$255	$268,816
4.50%, 09/15/39 (Call 09/15/19)
(GOI)	750	824,925
4.75%, 07/15/31 (Call 07/15/18)
(GOI)	1,870	2,110,388
4.75%, 07/15/33 (Call 07/15/18)
(GOI)	285	319,719
5.00%, 07/15/33 (Call 01/15/21)
(GOI)	2,250	2,688,615
5.00%, 07/15/35 (Call 07/15/20)
(GOI)	500	587,035
5.00%, 09/15/36 (Call 09/15/19)
(GOI)	2,500	2,891,475
5.00%, 07/15/38 (Call 07/15/18)
(GOI)	125	140,741
5.00%, 03/15/39 (Call 03/15/14)
(GOI)	1,690	1,783,051
Series 5
5.38%, 03/01/28 (GOI)	2,000	2,572,340
Third Series
5.00%, 07/15/39 (Call 07/15/20)
(GOI)	1,990	2,318,350
6.13%, 06/01/94 (Call 06/01/24)
(GOI)	500	642,045
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/20 (Call 10/15/14)
(NPFGC)	500	542,965
5.00%, 10/15/21 (Call 10/15/14)
(NPFGC)	2,000	2,170,280
5.00%, 10/15/23 (Call 10/15/14)
(NPFGC)	1,220	1,321,955
5.00%, 10/15/24 (Call 10/15/14)
(NPFGC)	530	573,773
5.00%, 10/15/25 (Call 10/15/14)
(NPFGC)	1,000	1,081,610
5.00%, 10/15/29 (Call 10/15/14)
(AMBAC)	850	918,485
5.00%, 10/15/32 (Call 10/15/14)
(AMBAC)	3,235	3,492,474
5.25%, 10/15/18 (Call 10/15/14)
(NPFGC)	500	546,090
5.25%, 10/15/27 (Call 10/15/14)
(AMBAC)	1,000	1,085,810
State of New York GO
Series A
5.00%, 02/15/39 (Call 02/15/19)	1,045	1,261,712
Series C
3.00%, 02/01/16	1,035	1,120,657
5.00%, 04/15/13	1,175	1,196,902
5.00%, 04/15/14	500	533,530
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/23 (Call 01/01/22)
(GOI)	1,000	1,265,190
5.00%, 01/01/25 (Call 01/01/22)
(GOI)	1,000	1,252,820
5.00%, 01/01/26 (Call 01/01/22)
(GOI)	685	852,373
5.00%, 01/01/27 (Call 01/01/22)
(GOI)	2,700	3,339,522
5.00%, 11/15/35 (Call 11/15/16)	3,000	3,409,950

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 11/15/37 (Call 05/15/18)
(GOI)	$4,950	$5,851,840
Series B
0.00%, 11/15/32	1,420	758,010
5.00%, 11/15/20	3,500	4,472,650
5.00%, 11/15/21	1,130	1,459,836
5.25%, 11/15/13 (GOI)	1,250	1,310,038
5.25%, 11/15/15 (GOI)	1,575	1,795,925
Series C
5.00%, 11/15/38 (Call 11/15/18)
(GOI)	275	329,489
Series D
5.00%, 11/15/26 (Call 11/15/18)	800	927,896
5.00%, 11/15/31 (Call 11/15/18)	3,000	3,425,250
Series R
5.50%, 11/15/21 (NPFGC)	1,000	1,304,380
Series Y
5.50%, 01/01/17 (GOI)	1,000	1,090,570

		637,020,909
NORTH CAROLINA — 1.46%
City of Charlotte RB Water & Sewer Revenue
5.00%, 07/01/38 (Call 07/01/18)	2,000	2,372,540
County of Mecklenburg GO
Series A
5.00%, 08/01/16	525	611,205
Series C
5.00%, 02/01/14	750	791,355
5.00%, 03/01/17	500	592,860
County of Wake GO
Series C
5.00%, 03/01/20	1,000	1,280,390
5.00%, 03/01/25	1,550	2,110,852
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
4.50%, 01/01/24 (PR 01/01/22)	500	626,000
5.00%, 01/01/21	2,600	3,214,640
Series B
5.00%, 01/01/26 (Call 01/01/19)	2,000	2,318,560
6.00%, 01/01/22	390	517,491
Series D
5.50%, 01/01/14	700	737,464
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	546,085
5.00%, 01/01/18	1,500	1,790,220
5.25%, 01/01/14 (Call 01/01/13)	500	502,150
5.25%, 01/01/17	1,000	1,175,450
Series B
5.00%, 01/01/21 (Call 01/01/20)	2,500	3,056,000
North Carolina Turnpike Authority RB Miscellaneous Revenue
5.00%, 07/01/41 (Call 07/01/21)	1,500	1,752,765
Raleigh Durham Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 05/01/32 (Call 05/01/20)	630	748,535
State of North Carolina GO
5.00%, 03/01/13	1,000	1,012,210
Series A
5.00%, 03/01/15	2,130	2,351,201
5.00%, 03/01/16	530	607,534
5.00%, 09/01/16	1,125	1,313,415
5.00%, 03/01/17	1,185	1,405,078

Security	Principal (000s)	Value

Series B
5.00%, 06/01/13	$1,000	$1,024,230
5.00%, 04/01/14	500	531,450
5.00%, 06/01/14	1,000	1,070,630
5.00%, 04/01/15	1,565	1,733,378
5.00%, 06/01/16	535	619,134
5.00%, 06/01/17	400	478,208
5.00%, 06/01/19	1,000	1,262,860
Series C
5.00%, 05/01/19	1,000	1,260,430
5.00%, 05/01/22	2,050	2,700,608
State of North Carolina RB Federal Grant Revenue
5.25%, 03/01/20 (Call 03/01/19)	500	621,705
State of North Carolina RB Miscellaneous Revenue
Series A
5.00%, 05/01/29 (Call 05/01/20)
(SAP)	1,500	1,807,680
Series B
5.00%, 11/01/18	1,000	1,229,970
5.00%, 11/01/23 (Call 11/01/21)	500	631,365
Series C
5.00%, 05/01/30 (Call 05/01/21)	1,000	1,218,400
State of North Carolina RB Transit Revenue
5.00%, 03/01/17	1,000	1,177,650
5.00%, 03/01/18	500	605,815
University of North Carolina at Chapel Hill Board of Governors RB College & University Revenue
5.00%, 12/01/36 (Call 12/01/17)	1,180	1,382,323

		50,789,836
OHIO — 0.71%
American Municipal Power Ohio Inc. RB Electric Power & Light Revenues
Series A
5.00%, 02/15/38 (Call 02/15/18)	1,000	1,126,970
5.25%, 02/15/28 (Call 02/15/18)	1,000	1,164,270
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	27,116
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,402,050
City of Cleveland Airport System RB Port Airport & Marina Revenue
Series A
5.00%, 01/01/29 (Call 01/01/22)	1,000	1,160,590
City of Columbus GO
Series A
4.00%, 06/01/13	650	662,382
City of Columbus RB Sewer Revenue
Series A
5.00%, 06/01/27 (Call 12/01/17)	1,500	1,765,590
5.00%, 06/01/31 (Call 12/01/17)	2,670	3,095,598
Columbus City School District GO
5.00%, 12/01/28 (PR 06/01/13)
(FGIC)	3,800	3,891,162
Ohio State Turnpike Commission RB Highway Revenue Tolls
Series A
5.00%, 02/15/31 (Call 02/15/20)	1,500	1,752,360
State of Ohio GO
Series A
5.00%, 09/15/16	1,000	1,164,090
5.38%, 09/01/28 (Call 03/01/18)	1,970	2,386,320
Series C
5.00%, 09/15/15	500	562,110
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	800	919,272
5.75%, 06/15/19 (Call 06/15/18)	2,800	3,485,412

		24,565,292

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

OKLAHOMA — 0.15%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/27 (Call 06/01/18)
(BHAC)	$500	$603,075
5.25%, 06/01/40 (Call 06/01/20)	500	596,175
Oklahoma Municipal Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 01/01/47 (Call 01/01/17)
(NPFGC-FGIC)	750	789,503
Oklahoma Turnpike Authority RB Highway Revenue Tolls
Series A
5.00%, 01/01/17	500	585,570
5.00%, 01/01/20	1,500	1,887,255
Series B
5.00%, 01/01/29 (Call 01/01/21)	500	605,655

		5,067,233
OREGON — 0.41%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	2,850	3,047,876
5.00%, 06/01/15	440	489,245
5.00%, 03/01/35 (Call 03/01/20)	1,000	1,207,860
Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13 (AGM)	1,500	1,524,255
Oregon State Department of Transportation RB Fuel Sales Tax Revenue
Series A
4.50%, 11/15/32 (Call 11/15/17)	3,725	4,097,723
State of Oregon GO
Series A
4.50%, 08/01/32 (Call 08/01/17)	3,665	4,042,165

		14,409,124
PENNSYLVANIA — 2.79%
Allegheny County Sanitary Authority RB Sewer Revenue Series A
5.00%, 12/01/21 (Call 12/01/15)
(NPFGC)	1,000	1,111,560
City of Philadelphia RB Port Airport & Marina Revenue
Series A
5.00%, 06/15/40 (Call 06/15/20)	500	551,420
City of Philadelphia RB Water & Wastewater Revenue
5.25%, 12/15/14 (AMBAC)	2,000	2,134,120
Series B
4.75%, 11/01/31 (Call 11/01/17)
(AMBAC)	300	336,036
Series C
5.00%, 08/01/17 (AGM)	370	435,053
5.00%, 08/01/40 (Call 08/01/20)
(AGM)	1,000	1,146,400
Commonwealth of Pennsylvania GO
First Series
4.00%, 09/01/16	1,000	1,125,960
5.00%, 02/15/14	750	792,293
5.00%, 07/01/18	1,000	1,225,340

Security	Principal (000s)	Value

5.00%, 11/15/22 (Call 11/15/21)	$2,600	$3,325,712
5.00%, 11/15/24 (Call 11/15/21)	2,000	2,520,940
5.00%, 10/01/26 (Call 10/01/16)	1,085	1,251,016
5.00%, 11/15/26 (Call 11/15/21)	1,000	1,250,620
5.00%, 06/01/27 (Call 06/01/22)	2,000	2,522,020
5.00%, 11/15/29 (Call 11/15/21)	500	622,000
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	3,300	3,392,532
5.00%, 01/01/15	1,500	1,642,200
5.00%, 03/01/17	500	589,975
5.00%, 08/01/18 (Call 08/01/17)	1,000	1,196,180
5.00%, 01/01/19 (PR 01/01/16)	2,000	2,277,260
5.00%, 05/01/19	2,600	3,245,762
5.00%, 07/01/19	475	595,132
5.00%, 01/01/20 (PR 01/01/16)	3,900	4,440,657
5.00%, 05/01/20	755	959,522
5.00%, 07/01/20	1,355	1,727,300
5.00%, 05/01/21 (Call 05/01/20)	1,500	1,883,340
5.00%, 07/01/21	500	645,625
5.00%, 01/01/26 (Call 01/01/16)	1,150	1,293,187
Series A
5.00%, 02/15/13	240	242,405
5.00%, 05/01/14	1,000	1,065,980
5.00%, 05/01/16	3,500	4,024,300
5.00%, 02/15/17	500	589,145
Third Series
5.00%, 09/01/13	1,625	1,683,386
5.00%, 09/01/14 (AGM)	1,250	1,351,162
5.00%, 07/15/17	525	626,530
5.25%, 07/01/15	1,800	2,021,400
County of Chester GO
5.00%, 07/15/28 (Call 07/15/19)	1,410	1,687,643
Delaware River Port Authority RB Highway Revenue Tolls
Series D
5.00%, 01/01/35 (Call 01/01/20)	1,000	1,151,590
5.00%, 01/01/40 (Call 01/01/20)
(AGM)	500	570,935
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue Series A
5.50%, 08/01/28 (AMBAC)	610	760,359
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/14	3,000	3,174,510
5.00%, 07/01/18	3,000	3,685,200
5.00%, 07/01/19	2,500	3,141,350
Series B
5.00%, 01/01/22 (Call 07/01/17)	500	588,610
5.00%, 07/01/22 (Call 07/01/16)	1,000	1,146,340
5.00%, 01/01/23 (Call 01/01/16)	1,000	1,125,480
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue Series A
5.00%, 05/01/31 (Call 05/01/21)	700	814,212
Pennsylvania State Public School Building Authority RB Lease Revenue Series A
5.00%, 06/01/31 (Call 12/01/16)
(AGM)	1,800	1,941,876
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
0.00%, 12/01/34 (Call 12/01/20)	500	499,540
5.00%, 12/01/42 (Call 12/01/21)	1,000	1,155,060
6.00%, 12/01/36 (Call 12/01/20)	1,500	1,886,085
Series A
5.00%, 12/01/34 (Call 12/01/14)
(AMBAC)	1,250	1,345,587

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 12/01/37 (Call 12/01/22)	$1,000	$1,168,900
Series A-1
5.00%, 06/01/38 (Call 06/01/18)
(AGM)	500	563,935
Series B
5.00%, 12/01/18	1,905	2,314,213
5.00%, 12/01/24 (Call 12/01/19)	500	593,730
5.00%, 06/01/29 (Call 06/01/19)	2,000	2,270,100
5.25%, 06/01/24 (Call 06/01/19)	575	677,799
5.25%, 06/01/39 (Call 06/01/19)	2,780	3,138,286
5.75%, 06/01/39 (Call 06/01/19)	250	291,305
Series D
5.13%, 12/01/40 (Call 12/01/19)	2,100	2,371,488
Series E
0.00%, 12/01/30 (Call 12/01/27)	500	521,425
0.00%, 12/01/38 (Call 12/01/27)	1,265	1,277,814
State Public School Building Authority RB Lease Appropriation
5.25%, 06/01/26 (PR 06/01/13)
(AGM)	1,000	1,025,160
5.50%, 06/01/28 (AGM)	470	642,993

		97,374,995
PUERTO RICO — 4.98%
Commonwealth of Puerto Rico GO
5.50%, 07/01/13 (FGIC)	550	563,525
5.50%, 07/01/15 (AGM)	630	690,820
5.50%, 07/01/16 (AGM)	200	225,102
Series A
5.00%, 07/01/13	500	510,840
5.00%, 07/01/14 (AGM)	1,100	1,161,094
5.00%, 07/01/16 (AGM)	230	254,898
5.00%, 07/01/20	1,785	1,937,850
5.00%, 07/01/23 (Call 07/01/18)	1,000	1,037,430
5.00%, 07/01/29 (Call 07/01/14)	775	791,438
5.00%, 07/01/33 (Call 07/01/22)	1,000	1,015,950
5.00%, 07/01/41 (Call 07/01/22)	2,250	2,268,675
5.13%, 07/01/37 (Call 07/01/22)	1,000	1,021,610
5.25%, 07/01/15	555	591,980
5.25%, 07/01/24 (Call 07/01/16)	1,000	1,047,470
5.50%, 07/01/17	1,000	1,099,820
5.50%, 07/01/17 (XLCA)	1,675	1,842,198
5.50%, 07/01/18	2,785	3,103,437
5.50%, 07/01/19 (NPFGC)	1,000	1,118,590
5.50%, 07/01/39 (Call 07/01/22)	2,500	2,619,375
5.75%, 07/01/41 (Call 07/01/21)	1,970	2,111,801
6.00%, 07/01/40 (Call 07/01/21)	1,230	1,346,395
Series B
5.25%, 07/01/17 (Call 07/01/16)	1,780	1,906,095
5.75%, 07/01/38 (Call 07/01/19)	2,425	2,557,866
5.88%, 07/01/36 (Call 07/01/14)	2,000	2,052,040
Series C
5.75%, 07/01/37 (Call 07/01/16)
(AGM)	600	650,160
Series E
5.38%, 07/01/30 (Call 07/01/21)	1,000	1,048,640
5.50%, 07/01/31 (Call 07/01/21)	1,500	1,579,575
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	300	310,347
5.00%, 12/01/14	1,300	1,373,229
5.00%, 12/01/15	1,460	1,558,258
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue

Security	Principal (000s)	Value

Series A
5.00%, 07/01/33 (Call 07/01/22)	$1,250	$1,260,375
5.25%, 07/01/24 (Call 07/01/22)	1,500	1,607,280
5.25%, 07/01/42 (Call 07/01/22)	2,000	2,040,680
6.00%, 07/01/38 (Call 07/01/18)	5,620	5,952,423
6.00%, 07/01/47 (Call 07/01/22)	2,500	2,720,200
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 07/01/29 (Call 07/01/22)	1,000	1,049,670
5.00%, 07/01/42 (Call 07/01/22)	2,000	2,042,700
Series LL
5.50%, 07/01/17 (NPFGC)	525	592,961
Series NN
5.00%, 07/01/32 (PR 07/01/13)
(NPFGC)	1,340	1,377,413
Series TT
5.00%, 07/01/32 (Call 07/01/17)	2,000	2,045,940
5.00%, 07/01/37 (Call 07/01/17)	4,100	4,151,742
Series V
5.25%, 07/01/30 (NPFGC-FGIC)	2,500	2,732,450
Series WW
5.25%, 07/01/33 (Call 07/01/18)	1,500	1,559,460
5.50%, 07/01/38 (Call 07/01/18)	4,820	4,992,942
Series XX
5.25%, 07/01/40 (Call 07/01/20)	1,500	1,551,105
Series ZZ
4.00%, 07/01/16	125	132,629
5.25%, 07/01/19	1,260	1,434,737
5.25%, 07/01/26 (Call 07/01/20)	1,500	1,607,910
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	1,000	1,027,800
Series J
5.13%, 07/01/39 (PR 07/01/14)	410	441,209
5.13%, 07/01/43 (PR 07/01/14)	700	753,284
Series X
5.50%, 07/01/15	50	53,760
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series BB
5.25%, 07/01/22 (AGM)	500	615,328
Series CC
5.25%, 07/01/32 (AGM)	240	279,034
5.25%, 07/01/36 (AGM)	2,035	2,322,973
5.50%, 07/01/30	800	905,880
Series K
5.00%, 07/01/30 (Call 07/01/15)	700	720,657
5.00%, 07/01/40 (PR 07/01/15)	400	448,172
Series L
5.25%, 07/01/38 (AMBAC)	3,040	3,277,758
Series M
5.00%, 07/01/32 (Call 07/01/17)	1,020	1,028,680
5.00%, 07/01/46 (Call 07/01/17)	3,800	3,813,148
Series N
5.25%, 07/01/31 (AMBAC)	1,040	1,144,416
5.25%, 07/01/36 (AGM)	2,000	2,266,940
Series X
5.50%, 07/01/15	150	164,205
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series A
0.00%, 07/01/33 (FGIC)	900	278,154
Series C
5.50%, 07/01/15	500	537,855
5.50%, 07/01/16 (AMBAC)	1,250	1,369,512

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.50%, 07/01/17 (AMBAC)	$2,550	$2,829,888
5.50%, 07/01/25 (AMBAC)	4,625	5,058,547
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/15 (AGM)	925	1,004,818
5.25%, 08/01/17 (AGM)	760	867,297
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	1,650	1,786,603
Series I
5.00%, 07/01/36 (Call 07/01/14)
(GTD)	3,000	3,005,310
Series P
6.25%, 07/01/26 (Call 07/01/19)
(GTD)	1,000	1,138,410
6.75%, 07/01/36 (Call 07/01/19)
(GTD)	2,500	3,013,300
Puerto Rico Public Buildings Authority RB Lease Revenue Series Q
5.50%, 07/01/37 (Call 07/01/14)
(GTD)	310	314,160
Puerto Rico Public Finance Corp. RB Miscellaneous Revenue Series B
5.50%, 08/01/31 (Call 08/01/21)	2,510	2,690,243
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
0.00%, 08/01/32 (Call 08/01/26)	2,000	2,112,300
Series A
0.00%, 08/01/31	500	192,800
0.00%, 08/01/33	2,000	678,140
0.00%, 08/01/34	1,000	316,670
0.00%, 08/01/35	5,375	1,581,809
0.00%, 08/01/36	4,500	1,240,605
0.00%, 08/01/41 (NPFGC-FGIC)	2,000	431,920
0.00%, 08/01/42 (NPFGC-FGIC)	2,000	406,380
0.00%, 08/01/43 (NPFGC)	500	95,870
0.00%, 08/01/44 (NPFGC)	3,000	542,250
0.00%, 08/01/45 (NPFGC)	1,000	169,700
0.00%, 08/01/46 (NPFGC)	7,750	1,222,097
0.00%, 08/01/47 (AMBAC)	5,500	807,675
0.00%, 08/01/54 (AMBAC)	45,925	4,084,569
0.00%, 08/01/56	5,000	395,350
4.38%, 08/01/20 (Call 02/01/20)	215	241,791
5.00%, 08/01/18	220	258,894
5.00%, 08/01/24 (Call 08/01/19)	805	904,256
5.25%, 08/01/27 (Call 08/01/19)	1,430	1,610,223
5.38%, 08/01/39 (Call 02/01/20)	3,000	3,252,780
5.50%, 08/01/23 (Call 08/01/19)	520	603,314
5.50%, 08/01/28 (PR 08/01/19)	5	6,518
5.50%, 08/01/28 (Call 08/01/19)	965	1,097,929
5.50%, 08/01/37 (Call 02/01/20)	345	377,409
5.50%, 08/01/42 (Call 02/01/20)	1,250	1,354,450
5.75%, 08/01/37 (Call 08/01/19)	4,000	4,458,000
6.00%, 08/01/42 (Call 08/01/19)	9,625	10,916,194
Series A-1
0.00%, 08/01/23	2,100	1,332,849
5.00%, 08/01/43 (Call 08/01/21)	900	955,179
Series C
0.00%, 08/01/37	1,000	277,800
0.00%, 08/01/38	11,000	2,717,295
0.00%, 08/01/39	5,000	1,229,450
5.00%, 08/01/22 (Call 08/01/21)	500	602,315
5.00%, 08/01/46 (Call 08/01/21)	1,500	1,654,785

Security	Principal (000s)	Value

5.13%, 08/01/42 (Call 08/01/20)
(AGM)	$1,360	$1,500,719
5.25%, 08/01/40 (Call 08/01/21)	1,000	1,125,060
5.25%, 08/01/41 (Call 08/01/20)	1,250	1,342,850

		173,504,661
RHODE ISLAND — 0.05%
Rhode Island Convention Center Authority RB Miscellaneous Revenue
Series B
5.25%, 05/15/15 (NPFGC)	315	328,605
Rhode Island Economic Development Corp. SO Grant Anticipation
Series A
5.25%, 06/15/19 (AGM)	1,200	1,495,104

		1,823,709
SOUTH CAROLINA — 1.14%
City of Columbia RB Waterworks & Sewer System Revenue
Series A
5.00%, 02/01/41 (Call 02/01/21)	500	587,790
Greenville County School District RB Lease Appropriation
4.63%, 12/01/20 (AGM)	1,000	1,238,500
5.00%, 12/01/27 (Call 12/01/16)	1,000	1,137,710
5.50%, 12/01/28 (PR 12/01/12)	8,770	8,859,015
Piedmont Municipal Power Agency RB Electric Power & Light Revenues
Series A-2
5.00%, 01/01/22 (Call 01/01/21)	1,000	1,217,940
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series A
5.00%, 01/01/17 (NPFGC)	2,360	2,759,737
5.50%, 01/01/38 (Call 01/01/19)	2,600	3,094,338
Series B
5.00%, 01/01/22 (Call 01/01/16)
(NPFGC)	1,315	1,486,463
Series D
5.00%, 01/01/21 (PR 01/01/13)
(AGM)	2,700	2,711,016
Series E
5.00%, 01/01/40 (Call 01/01/20)	1,450	1,683,015
South Carolina State Public Service Authority RB Miscellaneous Revenue
Series A
5.00%, 01/01/20 (PR 01/01/14)	6,010	6,316,029
(AMBAC)
South Carolina State Public Service Authority RB Water Revenue
Series C
5.00%, 12/01/36 (Call 12/01/21)	500	587,435
South Carolina Transportation Infrastructure Bank RB Miscellaneous Revenue
Series A
4.00%, 10/01/33	1,000	1,064,480
5.25%, 10/01/40 (Call 10/01/19)	500	576,050
Series B
3.38%, 10/01/32	1,000	997,040
3.63%, 10/01/33	875	890,943
South Carolina Transportation Infrastructure Bank RB Transit Revenue
Series B
5.25%, 10/01/13 (AMBAC)	830	863,814
State of South Carolina GO
Series A
4.00%, 06/01/15	500	544,955
4.00%, 04/01/22 (Call 04/01/20)	1,000	1,174,960
5.00%, 03/01/15	1,000	1,103,610

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 06/01/17	$800	$956,016

		39,850,856
TENNESSEE — 0.78%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	1,250	1,409,137
5.25%, 10/01/17 (NPFGC)	1,000	1,214,250
Series D
5.00%, 07/01/21 (Call 07/01/20)	1,000	1,260,720
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	1,575	1,718,986
5.00%, 12/01/15	300	339,654
5.00%, 12/01/17	1,000	1,204,420
Series A
5.00%, 12/01/12 (NPFGC)	3,235	3,235,421
5.00%, 12/01/13 (NPFGC)	2,000	2,094,980
5.00%, 12/01/14 (PR 12/01/13)
(NPFGC)	2,000	2,094,600
5.00%, 12/01/15 (PR 12/01/13)
(NPFGC)	300	314,190
5.00%, 12/01/16 (PR 12/01/13)
(NPFGC)	250	261,825
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	1,285	1,366,004
5.00%, 03/01/24	1,000	1,319,640
Metropolitan Government of Nashville & Davidson County GO
5.00%, 01/01/20 (PR 01/01/18)	1,000	1,205,590
5.00%, 07/01/23 (Call 07/01/22)	1,000	1,288,220
Series D
5.00%, 07/01/16	1,500	1,736,115
Metropolitan Government of Nashville & Davidson County RB Electric Power & Light Revenues
Series A
5.00%, 05/15/36 (Call 05/15/21)	1,025	1,227,899
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.20%, 01/01/13 (NPFGC-FGIC)	290	291,224
State of Tennessee GO
Series A
4.00%, 08/01/17	2,000	2,311,980
5.00%, 08/01/21	1,000	1,309,510

		27,204,365
TEXAS — 7.81%
Central Texas Regional Mobility Authority RB Highway Revenue Tolls
6.00%, 01/01/41 (Call 01/01/21)	1,000	1,190,220
City of Austin RB Electric Power & Light Revenues
5.00%, 11/15/13 (AGM)	1,470	1,534,680
City of Austin RB Water & Wastewater Revenue
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,203,520
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,179,310
Series A
5.00%, 11/15/39 (Call 11/15/19)	1,000	1,183,980
City of Brownsville RB Multiple Utility Revenue
Series A
5.00%, 09/01/31 (Call 09/01/15)
(AMBAC)	500	543,190
City of Dallas GOL
Series A
5.00%, 02/15/18	1,600	1,939,856
5.00%, 02/15/20	650	822,770

Security	Principal (000s)	Value

City of Dallas RB Water Revenue
5.00%, 10/01/14 (AMBAC)	$275	$298,620
5.00%, 10/01/15 (AMBAC)	1,200	1,355,328
5.00%, 10/01/17 (AMBAC)	750	904,178
5.00%, 10/01/39 (Call 10/01/20)	850	993,752
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,783,830
City of Houston GO
Series A
5.00%, 03/01/15	1,500	1,651,020
City of Houston GOL
5.00%, 03/01/19 (Call 09/01/15)
(AMBAC)	560	626,293
Series A
5.00%, 03/01/18	1,000	1,211,630
5.00%, 03/01/19 (Call 03/01/18)	500	603,435
5.00%, 03/01/19 (PR 09/01/15)
(AMBAC)	190	213,288
5.00%, 03/01/27 (Call 03/01/19)	1,000	1,191,570
5.25%, 03/01/28 (Call 03/01/18)	1,235	1,466,007
City of Houston RB Multiple Utility Revenue
Series A
5.25%, 11/15/17 (AGM)	825	1,001,501
City of Houston RB Port Airport & Marina Revenue
Series A
5.50%, 07/01/34 (Call 07/01/18)	750	886,770
5.50%, 07/01/39 (Call 07/01/18)	1,485	1,755,805
Series B
5.00%, 07/01/31 (Call 07/01/22)	1,500	1,779,885
5.00%, 07/01/32 (Call 07/01/22)	1,000	1,182,900
City of Houston RB Sewer Revenue
Series A
5.25%, 11/15/31 (Call 11/15/20)	1,000	1,235,520
Series E
5.00%, 11/15/16	1,000	1,168,220
City of Houston RB Utility Revenue
Series B
5.75%, 12/01/14 (PR 12/01/12)
(AMBAC)	2,500	2,500,375
Series E
5.00%, 11/15/13	2,000	2,090,420
5.00%, 11/15/14	1,950	2,123,589
City of Houston RB Water Revenue
Series A
5.00%, 11/15/36 (Call 11/15/17)
(AGM)	4,500	5,218,650
5.13%, 05/15/28 (Call 05/15/14)
(NPFGC)	1,000	1,062,150
5.25%, 05/15/14 (NPFGC)	1,210	1,295,438
6.00%, 11/15/36 (Call 05/15/19)
(AGM)	1,000	1,253,600
Series C
5.00%, 11/15/18	750	924,338
Series D
5.00%, 11/15/21	890	1,146,551
5.00%, 11/15/33 (Call 11/15/21)	1,000	1,211,140
5.00%, 11/15/36 (Call 11/15/21)	1,000	1,192,450
City of San Antonio GO
5.00%, 02/01/19	500	622,345
City of San Antonio Public Facilities Corp. RB Lease Appropriation
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,605,345
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	570,405
5.00%, 02/01/23	1,000	1,304,150
5.00%, 02/01/32 (Call 02/01/17)	5,295	6,019,515

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 02/01/32 (PR 02/01/17)	$40	$47,112
5.25%, 02/01/25	2,370	3,203,600
5.38%, 02/01/14	1,000	1,059,360
5.38%, 02/01/15	2,680	2,967,376
Series A
5.00%, 02/01/24 (PR 02/01/15)	3,150	3,459,519
Series D
5.00%, 02/01/17	1,000	1,178,670
5.00%, 02/01/18	1,000	1,212,250
5.00%, 02/01/19	500	621,330
City of San Antonio RB Water Revenue
4.50%, 05/15/37 (Call 05/15/17)
(NPFGC-FGIC)	1,300	1,402,765
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,259,940
County of Fort Bend GOL
4.75%, 03/01/31 (Call 03/01/17)
(NPFGC)	1,485	1,670,150
County of Harris GO
Series A
5.00%, 10/01/24 (Call 10/01/22)	1,410	1,819,816
Series B
5.00%, 10/01/25 (Call 10/01/16)	3,400	3,923,430
County of Harris GOL
Series A
5.25%, 10/01/24 (PR 10/01/14)	3,000	3,269,070
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/38 (Call 08/15/19)	1,000	1,179,180
Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	500	538,940
Series C
5.00%, 08/15/24 (Call 08/15/19)	500	607,675
5.00%, 08/15/30 (Call 08/15/22)	3,000	3,686,400
5.00%, 08/15/49 (Call 08/15/19)	1,000	1,132,070
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30 (Call 02/15/17)
(PSF)	4,000	4,626,120
5.00%, 02/15/35 (Call 02/15/17)
(PSF)	1,200	1,382,508
Dallas Area Rapid Transit RB Sales Tax Revenue
5.00%, 12/01/33 (Call 12/01/18)	250	293,925
5.00%, 12/01/36 (Call 12/01/16)
(AMBAC)	4,735	5,390,845
5.25%, 12/01/29 (AMBAC)	1,050	1,451,499
5.25%, 12/01/43 (Call 12/01/18)	1,000	1,180,490
Dallas Area Rapid Transit RB Transit Revenue
5.00%, 12/01/42 (Call 12/01/22)	2,550	3,066,069
Dallas Independent School District GO
5.00%, 08/15/28 (Call 08/15/22)
(PSF)	1,000	1,269,560
5.00%, 08/15/29 (Call 08/15/22)
(PSF)	500	632,255
Series A
5.00%, 08/15/25 (PR 08/15/14)
(PSF)	700	755,545
5.00%, 08/15/28 (PR 08/15/14)
(PSF)	6,500	7,015,775
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16	500	578,210
5.00%, 11/01/42 (Call 11/01/20)	1,000	1,141,540
5.00%, 11/01/45 (Call 11/01/20)	495	563,191
5.25%, 11/01/38 (Call 11/01/20)	500	579,530

Security	Principal (000s)	Value

Series B
5.00%, 11/01/32 (Call 11/01/20)	$1,000	$1,166,080
Series C
5.00%, 11/01/45 (Call 11/01/21)	1,000	1,147,050
Series G
5.00%, 11/01/33 (Call 11/01/20)	1,000	1,161,440
Fort Bend Grand Parkway Toll Road Authority RB Highway Revenue Tolls
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,190,770
Grand Prairie Independent School District GO
5.00%, 02/15/37	1,000	1,141,490
Harris County Flood Control District RB Miscellaneous Revenue
Series A
5.00%, 10/01/34 (Call 10/01/20)	1,500	1,778,205
Harris County Flood Control District SO Contract Tax
Series A
5.25%, 10/01/21	1,000	1,321,360
Harris County Metropolitan Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/36 (Call 11/01/21)	1,000	1,189,060
5.00%, 11/01/41 (Call 11/01/21)	1,000	1,180,340
Houston Independent School District GO
Series B
5.00%, 02/15/24 (Call 02/15/17)
(PSF)	500	585,125
Houston Independent School District GOL
5.00%, 02/15/22 (Call 02/15/17)
(PSF)	1,750	2,051,892
Klein Independent School District GO
Series A
5.00%, 08/01/38 (Call 08/01/18)
(PSF)	240	281,071
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13	1,585	1,619,616
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,707,735
5.25%, 01/01/15	1,310	1,439,546
Series A
5.00%, 05/15/35 (Call 05/15/20)	2,000	2,308,840
6.25%, 05/15/28 (Call 05/15/18)	1,500	1,841,145
Lower Colorado River Authority RB Miscellaneous Revenue
5.75%, 05/15/28 (PR 05/15/15)	70	78,978
5.75%, 05/15/28 (Call 05/15/15)	870	960,245
Midland County Fresh Water Supply District No. 1 RB Water Revenue Series A
0.00%, 09/15/34 (Call 09/15/27)	1,250	497,688
North East Independent School District GO
5.25%, 02/01/27 (PSF)	530	727,144
Series A
5.00%, 08/01/37 (Call 08/01/17)
(PSF)	500	583,565
North Texas Municipal Water District RB Water Revenue
5.00%, 09/01/31 (Call 09/01/16)
(NPFGC)	1,500	1,701,420
5.00%, 09/01/38 (Call 09/01/18)	1,700	1,983,730
North Texas Tollway Authority RB Highway Revenue Tolls
0.00%, 09/01/43 (Call 09/01/31)	500	404,555
5.75%, 01/01/38 (Call 01/01/18)	3,600	4,058,244
6.00%, 01/01/34 (Call 01/01/21)	1,000	1,216,360
6.00%, 01/01/38 (Call 01/01/19)
(AGC-ICC)	500	589,255
6.00%, 01/01/43 (Call 01/01/21)	250	300,505
Series A
5.50%, 09/01/36 (Call 09/01/21)	2,500	3,059,800
5.50%, 09/01/41 (Call 09/01/21)	1,580	1,926,873

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

6.00%, 01/01/28 (Call 01/01/19)	$1,010	$1,202,122
6.25%, 01/01/39 (Call 01/01/19)	1,000	1,172,850
Series B
0.00%, 09/01/37 (Call 09/01/31)	1,600	463,648
0.00%, 09/01/43 (Call 09/01/31)	2,500	439,650
5.00%, 01/01/38 (Call 01/01/21)	1,000	1,134,950
5.00%, 01/01/42 (Call 01/01/22)	4,930	5,649,879
Series C
0.00%, 09/01/45 (Call 09/01/31)	500	440,060
5.25%, 01/01/44 (Call 01/01/19)	3,370	3,755,124
6.00%, 01/01/25 (Call 01/01/19)	1,000	1,203,950
Series D
5.00%, 09/01/24 (Call 09/01/21)	1,000	1,241,870
5.00%, 09/01/32 (Call 09/01/21)	1,450	1,727,051
Series H
5.00%, 01/01/42 (PR 01/01/13)	275	276,130
Series K-1
5.75%, 01/01/38 (Call 01/01/19)
(AGM)	500	581,695
Series L-2
6.00%, 01/01/38 (PR 01/01/13)	1,000	1,004,970
North Texas Tollway Authority RB Miscellaneous Revenue
0.00%, 01/01/38 (AGM)	1,500	482,835
Series A
5.13%, 01/01/28 (Call 01/01/18)
(NPFGC)	9,960	11,150,718
Series D
0.00%, 01/01/31 (AGM)	370	176,335
0.00%, 01/01/34 (AGM)	3,500	1,427,125
Series E-3
5.75%, 01/01/38	1,150	1,316,715
Pharr-San Juan-Alamo Independent School District GO
5.00%, 02/01/38 (Call 02/01/18)
(PSF)	300	347,016
Plano Independent School District GO Series A
5.25%, 02/15/34 (Call 02/15/18)	1,700	2,031,381
Round Rock Independent School District GO
5.00%, 08/01/33 (Call 08/01/18)	500	595,360
San Antonio Independent School District GO
5.00%, 08/15/23 (Call 08/15/15)
(PSF)	975	1,089,758
State of Texas GO
4.50%, 04/01/33 (Call 04/01/17)	2,870	3,225,937
5.00%, 10/01/15	1,250	1,411,800
5.00%, 04/01/26 (Call 04/01/18)	1,050	1,238,948
5.00%, 04/01/27 (Call 04/01/18)	1,300	1,530,282
5.00%, 04/01/28 (Call 04/01/16)	1,000	1,131,260
5.00%, 04/01/30 (Call 04/01/16)	2,850	3,216,310
Series A
4.75%, 04/01/35 (Call 04/01/15)	5,600	6,048,448
5.00%, 04/01/26 (Call 04/01/15)	2,850	3,120,892
5.00%, 04/01/33 (Call 04/01/17)	3,800	4,362,742
Tarrant Regional Water District RB Water Revenue
5.00%, 03/01/37 (Call 03/01/22)	1,500	1,792,950
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13	995	1,022,840
5.00%, 07/01/14	1,270	1,363,116
5.00%, 07/01/15	2,440	2,723,772
5.00%, 01/01/16	500	567,990
5.00%, 01/01/17 (Call 01/01/16)	1,000	1,136,970
5.00%, 07/01/17 (Call 01/01/16)	1,500	1,703,475

Security	Principal (000s)	Value

Series B
5.00%, 07/01/18 (Call 07/01/15)	$1,330	$1,479,758
5.00%, 07/01/19 (Call 07/01/14)	1,500	1,610,355
5.00%, 01/01/20 (Call 07/01/13)	675	694,271
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/15	300	328,167
5.00%, 04/01/23 (Call 04/01/16)	500	569,720
5.25%, 04/01/14	2,550	2,716,770
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/13	1,000	1,016,100
5.00%, 04/01/16	500	573,180
5.00%, 04/01/24 (Call 04/01/17)	2,000	2,334,760
5.00%, 04/01/25 (Call 04/01/16)	500	567,765
5.00%, 04/01/26 (Call 04/01/17)	1,000	1,161,840
5.00%, 04/01/27 (Call 04/01/17)	4,650	5,389,722
Series A
4.00%, 08/15/38 (Call 08/15/22)	2,500	2,560,600
5.00%, 04/01/17	800	946,392
5.00%, 08/15/41 (Call 08/15/22)	2,100	2,379,468
Series B
1.25%, 08/15/42 (Call 02/15/15)	1,500	1,505,145
Texas State Turnpike Authority RB Highway Revenue Tolls
Series A
0.00%, 08/15/21 (AMBAC)	500	381,615
5.00%, 08/15/42 (Call 12/31/12)
(AMBAC)	1,990	1,997,841
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/27 (Call 07/15/17)	250	292,735
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/22	1,000	1,309,600
Series B
5.00%, 08/15/43 (Call 08/15/22)	1,000	1,217,170

		271,954,279
UTAH — 0.65%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/20 (Call 07/01/13)	1,000	1,029,110
5.25%, 07/01/22 (Call 07/01/13)	1,000	1,028,690
State of Utah GO
Series A
5.00%, 07/01/13	3,000	3,084,660
5.00%, 07/01/16	500	580,835
5.00%, 07/01/16 (PR 07/01/13)	1,400	1,439,088
5.00%, 07/01/17	685	821,829
5.00%, 07/01/22 (Call 07/01/21)	2,540	3,289,274
Series C
4.00%, 07/01/13	2,795	2,857,524
5.00%, 07/01/15	1,375	1,538,694
5.00%, 07/01/18	650	802,464
Utah Transit Authority RB Sales Tax Revenue
5.00%, 06/15/42 (Call 06/15/22)	1,000	1,162,170
Series A
5.00%, 06/15/28 (Call 06/15/18)	1,275	1,512,188
5.00%, 06/15/32 (Call 06/15/18)
(AGM)	1,500	1,768,545

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 06/15/36 (Call 06/15/18)
(AGM)	$1,500	$1,755,525

		22,670,596
VIRGIN ISLANDS — 0.04%
Virgin Islands Public Finance Authority RB Sales Tax Revenue
5.00%, 10/01/25 (Call 10/01/20)	650	729,059
5.00%, 10/01/29 (Call 10/01/20)	505	560,520

		1,289,579
VIRGINIA — 0.60%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18	500	615,565
5.00%, 06/01/19	500	631,430
County of Fairfax GO
Series A
5.00%, 10/01/13 (SAW)	1,500	1,560,180
Series B
5.00%, 04/01/23 (SAW)	1,000	1,332,260
Series C
5.00%, 10/01/16 (SAW)	425	497,569
5.00%, 10/01/17 (SAW)	500	604,175
County of Loudoun GO
Series B
5.00%, 11/01/19	500	637,340
Hampton Roads Sanitation District RB Sewer Revenue
5.00%, 04/01/38 (Call 04/01/18)	375	433,305
Upper Occoquan Sewage Authority RB Sewer Revenue
Series A
5.15%, 07/01/20 (NPFGC)	1,000	1,214,140
Virginia College Building Authority RB College & University Revenue
5.00%, 09/01/20	900	1,143,018
Virginia Commonwealth Transportation Board RB Fuel Sales Tax Revenue
5.00%, 05/15/28 (Call 05/15/22)	1,000	1,255,390
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	500	519,885
Virginia Commonwealth Transportation Board RB Transit Revenue
4.00%, 05/15/29 (Call 05/15/21)
(SAP)	1,000	1,133,270
5.00%, 05/15/27 (Call 05/15/21)
(SAP)	500	617,340
5.00%, 05/15/33 (Call 05/15/21)
(SAP)	1,000	1,210,730
5.00%, 05/15/34 (Call 05/15/21)
(SAP)	1,000	1,208,160
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 08/01/23 (Call 08/01/22)
(GOI)	1,000	1,286,820
Series B
5.25%, 08/01/14	1,505	1,627,718
Series C
5.00%, 08/01/15 (SAW)	680	761,709
5.00%, 08/01/18 (SAW)	1,475	1,811,270
5.00%, 08/01/19 (SAW)	750	941,347

		21,042,621

Security	Principal (000s)	Value

WASHINGTON — 2.67%
Central Puget Sound Regional Transit Authority RB Sales Tax Revenue
Series A
5.00%, 11/01/32 (Call 11/01/17)
(AGM)	$1,400	$1,612,716
5.00%, 11/01/36 (Call 11/01/17)	3,150	3,644,708
City of Seattle RB Electric Power & Light Revenues
Series A
5.25%, 02/01/36 (Call 02/01/21)	1,200	1,438,512
Series B
5.00%, 02/01/21 (Call 02/01/20)	500	623,065
5.00%, 02/01/24 (Call 02/01/20)	500	605,125
County of King GOL
4.75%, 01/01/34 (Call 01/01/18)	900	1,021,905
County of King RB Sewer Revenue
5.00%, 01/01/38 (Call 01/01/18)	4,600	5,348,742
5.00%, 01/01/45 (Call 07/01/20)	1,000	1,153,090
5.00%, 01/01/52 (Call 01/01/22)	1,000	1,147,720
5.13%, 01/01/41 (Call 01/01/21)	500	588,520
Series B
5.00%, 01/01/15	2,000	2,189,160
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (AMBAC)	605	621,964
5.00%, 07/01/15	250	279,075
5.00%, 07/01/17	3,000	3,576,000
5.00%, 07/01/19	1,365	1,710,222
5.00%, 07/01/21	1,000	1,286,580
5.00%, 07/01/22 (Call 07/01/21)	1,500	1,785,670
5.00%, 07/01/23 (Call 07/01/21)	2,000	2,518,840
5.00%, 07/01/24 (Call 07/01/16)	2,370	2,716,826
5.25%, 07/01/13 (NPFGC)	2,670	2,748,765
5.25%, 07/01/16	580	675,990
5.25%, 07/01/18	125	154,791
5.25%, 07/01/18 (Call 07/01/14)
(NPFGC)	150	161,454
5.50%, 07/01/13	330	340,220
5.50%, 07/01/15	2,295	2,591,376
Series C
5.00%, 07/01/14	750	805,110
FYI Properties RB Lease Non-Terminable
5.50%, 06/01/39 (Call 06/01/19)	1,000	1,151,800
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	1,000	1,024,080
NJB Properties RB Lease Revenue
Series A
5.00%, 12/01/36 (Call 12/01/16)
(GTD)	1,000	1,113,770
Port of Seattle RB Port Airport & Marina Revenue
5.00%, 06/01/30 (Call 06/01/20)	800	940,240
5.00%, 06/01/40 (Call 06/01/20)	1,600	1,840,224
Series A
5.00%, 08/01/31 (Call 08/01/22)	1,000	1,210,660
Snohomish County School District No. 201 GO
5.25%, 12/01/27 (Call 12/01/18)
(GTD)	500	607,570
State of Washington GO
5.00%, 01/01/16	650	738,387
Series A
4.00%, 07/01/13	1,000	1,022,190
5.00%, 07/01/25 (Call 07/01/18)	1,330	1,599,312
5.00%, 07/01/27 (Call 07/01/18)	4,750	5,640,387
5.00%, 07/01/31 (Call 07/01/18)	3,400	4,033,318
5.00%, 08/01/35 (Call 08/01/21)	500	599,890

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series B-1
4.00%, 08/01/14	$500	$530,205
Series C
5.00%, 01/01/27 (Call 01/01/18)	1,000	1,171,300
5.00%, 01/01/28 (Call 01/01/18)	1,000	1,171,300
5.00%, 06/01/41 (Call 06/01/21)	5,000	5,889,250
Series D
5.00%, 01/01/29 (PR 01/01/14)
(AMBAC)	1,675	1,760,291
5.00%, 02/01/34 (Call 02/01/22)	1,000	1,204,600
Series E
5.00%, 01/01/31 (Call 01/01/16)
(AMBAC)	1,500	1,665,900
5.00%, 02/01/31 (Call 02/01/19)	1,500	1,801,365
Series R
5.00%, 01/01/21 (Call 01/01/15)
(AMBAC)	2,685	2,931,886
Series R-2006A
5.00%, 07/01/13 (AMBAC)	525	539,721
Series R-2010A
5.00%, 01/01/15	555	607,492
Series R-2011C
5.00%, 07/01/16	400	462,656
5.00%, 07/01/17	350	417,200
Series R-2012C
5.00%, 07/01/24 (Call 07/01/22)	2,000	2,556,100
5.00%, 07/01/25 (Call 07/01/22)	1,000	1,270,000
5.00%, 07/01/26 (Call 07/01/22)	1,500	1,895,985
State of Washington RB Federal Grant Revenue
5.00%, 09/01/21	1,000	1,276,940
Series F
5.00%, 09/01/24 (Call 09/01/22)	1,500	1,897,380
University of Washington RB College & University Revenue
Series A
5.00%, 07/01/41 (Call 07/01/22)	1,000	1,202,460

		93,120,005
WEST VIRGINIA — 0.07%
State of West Virginia GO
5.00%, 06/01/15 (NPFGC-FGIC)	1,000	1,112,180
West Virginia University Board of Governors RB College & University Revenue
Series B
5.00%, 10/01/36 (Call 10/01/21)	1,000	1,190,960

		2,303,140
WISCONSIN — 0.81%
State of Wisconsin GO
Series 1
4.00%, 05/01/15	3,000	3,255,240
5.00%, 05/01/16 (AMBAC)	550	631,988
5.00%, 05/01/18 (Call 05/01/15)
(NPFGC)	3,000	3,327,600
5.00%, 05/01/21	500	641,745
5.50%, 05/01/14 (NPFGC)	2,285	2,451,919
Series 2
5.00%, 11/01/20	500	639,785
5.00%, 11/01/22 (Call 11/01/21)	1,000	1,286,970
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,000	1,149,070
State of Wisconsin RB General Fund
Series A

Security	Principal (000s)	Value

5.38%, 05/01/25 (Call 05/01/19)
(SAP)	$2,050	$2,520,331
5.63%, 05/01/28 (Call 05/01/19)
(SAP)	1,470	1,823,506
5.75%, 05/01/33 (Call 05/01/19)
(SAP)	3,000	3,723,540
6.00%, 05/01/36 (Call 05/01/19)
(SAP)	2,360	2,932,442
6.25%, 05/01/37 (Call 05/01/19)
(SAP)	1,000	1,250,720
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/20 (AGM)	2,000	2,544,540

		28,179,396

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,162,995,204)		3,436,381,366

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Liquidity Funds -MuniFund, Institutional Shares
0.02%[a,b]	49,854,368	49,854,368

		49,854,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,854,368)		49,854,368

TOTAL INVESTMENTS IN SECURITIES —100.06%
(Cost: $3,212,849,572)		3,486,235,734
Other Assets, Less Liabilities — (0.06)%		(2,028,743)

NET ASSETS — 100.00%		$3,484,206,991

COP	— Certificates of Participation
GO	— General Obligation
GOI	— General Obligation of the Issuer
GOL	— General Obligation Limited
GTD	— Guaranteed by the Commonwealth, County or State
PR	— Prerefunded
PSF	— Permanent School Fund
RB	— Revenue Bond
SAP	— Subject to Appropriations
SAW	— State Aid Withholding
SO	— Special Obligation
ST	— Special Tax

Insured by:
AGC-ICC	— American Guaranty Corp. - Insured Custody Certificates
AGM	— Assured Guaranty Municipal Corp.
AGM-CR	— AGM Insured Custodial Receipts
AMBAC	— Ambac Financial Group Inc.
BHAC	— Berkshire Hathaway Assurance Corp.
CIFG	— CDC IXIS Financial Guaranty
FGIC	— Financial Guaranty Insurance Co.
HERBIP	— Higher Education Revenue Bond Intercept Program
NPFGC	— National Public Finance Guarantee Corp.
XLCA	— XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

225

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 96.44%

NEW YORK — 96.44%
Brooklyn Arena Local Development Corp. RB Recreational Revenue
6.25%, 07/15/40 (Call 01/15/20)	$250	$293,183
6.38%, 07/15/43 (Call 01/15/20)	700	825,419
City of New York GO
Series A
5.00%, 08/01/20 (Call 08/01/16)
(AGM)	250	288,633
5.00%, 08/01/25 (Call 08/01/16)	400	457,120
Series A-1
5.00%, 08/01/17	1,100	1,308,824
5.00%, 08/01/19 (Call 08/01/17)	150	177,750
5.00%, 08/01/27 (Call 08/01/21)	250	308,260
5.00%, 08/01/31 (Call 08/01/21)	200	243,270
Series B
5.00%, 08/01/13	105	108,320
5.00%, 08/01/16	135	155,917
5.00%, 08/01/20	100	127,035
Series B-1
5.25%, 09/01/20 (Call 09/01/18)	195	241,383
Series C
5.00%, 08/01/19	230	286,385
Series C-1
5.00%, 10/01/19 (Call 10/01/17)	150	178,214
5.00%, 10/01/20 (Call 10/01/17)	250	297,023
5.00%, 10/01/24 (Call 10/01/17)
(AGM)	1,000	1,188,090
Series E
4.00%, 08/01/14	220	233,182
Series F
5.00%, 08/01/21	500	638,570
5.00%, 08/01/31 (Call 02/01/22)	625	757,444
Series G
4.00%, 08/01/18 (Call 08/01/17)	145	166,350
5.00%, 08/01/14	500	538,270
5.00%, 08/01/24 (Call 08/01/17)	350	412,993
Series G-1
5.00%, 04/01/26 (Call 04/01/22)	1,000	1,242,280
Series H-1
5.00%, 03/01/23 (Call 03/01/19)	490	592,385
Series I
5.00%, 08/01/16	400	461,976
5.00%, 08/01/23 (Call 08/01/22)	500	638,600
5.00%, 08/01/27 (Call 08/01/22)	250	311,857
5.00%, 03/01/33 (PR 03/01/13)	400	404,840
5.38%, 03/01/27 (PR 03/01/13)	210	212,738
Series J
5.00%, 05/15/23 (Call 05/15/14)	5	5,331
5.25%, 06/01/28 (PR 06/01/13)	1,000	1,025,240
5.50%, 06/01/20 (PR 06/01/13)	135	138,578
Series J-1
5.00%, 05/15/33 (Call 05/15/19)	400	476,068
5.00%, 05/15/36 (Call 05/15/19)	905	1,078,878
Series L-1
5.00%, 04/01/25 (Call 04/01/18)	810	964,767
Series M

Security	Principal (000s)	Value

5.00%, 04/01/25 (Call 04/01/15)
(FGIC)	$200	$218,704
Erie County Industrial Development Agency RB Lease Appropriation Series A
5.00%, 05/01/31 (Call 05/01/19)	100	117,395
Hudson Yards Infrastructure Corp. RB Miscellaneous Revenue
Series A
4.50%, 02/15/47 (Call 02/15/17)
(NPFGC)	675	710,275
5.00%, 02/15/47 (Call 02/15/17)	2,180	2,378,772
5.00%, 02/15/47 (Call 02/15/17)
(FGIC)	650	709,267
5.25%, 02/15/47 (Call 02/15/21)	500	585,545
5.75%, 02/15/47 (Call 02/15/21)	250	303,680
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/38 (Call 05/01/21)	600	683,892
5.50%, 12/01/12 (AGM)	165	165,025
5.50%, 04/01/22 (Call 04/01/19)	500	619,185
5.50%, 05/01/33 (Call 05/01/19)
(BHAC)	625	766,000
6.25%, 04/01/33 (Call 04/01/19)	250	319,902
Series B
5.00%, 09/01/29 (Call 09/01/22)	250	300,668
5.00%, 12/01/35 (Call 06/01/16)	250	277,378
5.25%, 12/01/13	275	288,376
Series C
5.00%, 09/01/35 (Call 09/01/16)	225	251,269
Series E
5.00%, 12/01/21 (Call 12/01/16)
(NPFGC-FGIC)	400	456,704
5.00%, 12/01/22 (Call 12/01/16)
(NPFGC-FGIC)	250	281,795
Metropolitan Transportation Authority RB Fuel Sales Tax Revenue Series A
4.75%, 04/01/28 (PR 10/01/15)
(FGIC)	930	1,042,986
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/28 (PR 11/15/13)
(NPFGC)	233	242,881
5.25%, 11/15/32 (PR 11/15/13)	1,815	1,901,267
Metropolitan Transportation Authority RB Miscellaneous Revenue Series C
5.00%, 11/15/41 (Call 11/15/22)	500	584,120
Metropolitan Transportation Authority RB Miscellaneous Taxes
Series A
0.00%, 11/15/30	1,100	619,157
5.00%, 11/15/24 (Call 11/15/22)	500	634,055
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27	1,300	1,352,949
Series A
4.75%, 11/15/27 (Call 11/15/15)
(NPFGC)	200	219,716
5.00%, 11/15/18	250	303,070
5.00%, 11/15/31 (Call 11/15/16)	600	676,554
5.00%, 11/15/37 (Call 11/15/21)	455	525,243
5.00%, 11/15/46 (Call 11/15/21)	500	571,615
5.50%, 11/15/39 (Call 11/15/18)	700	829,528
Series B
5.00%, 11/15/30 (Call 11/15/15)
(AMBAC)	1,600	1,754,608
5.00%, 11/15/34 (Call 11/15/19)	650	749,151

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series C
6.25%, 11/15/23 (Call 11/15/18)	$100	$128,638
Series D
4.00%, 11/15/15	100	109,615
4.00%, 11/15/32 (Call 11/15/22)	250	272,280
5.00%, 11/15/30 (Call 11/15/22)	500	603,220
Series D-1
5.00%, 11/01/22	250	314,350
Series F
5.00%, 11/15/30 (Call 11/15/22)	250	301,610
Nassau County Interim Finance Authority RB Sales Tax Revenue Series H
5.25%, 11/15/15 (PR 11/15/14)
(AMBAC)	175	191,721
Nassau County Sewer & Storm Water Finance Authority RB Water Revenue Series A
5.38%, 11/01/28 (Call 11/01/18)
(BHAC)	235	282,409
New York City Educational Construction Fund RB Lease Revenue Series A
5.75%, 04/01/41 (Call 04/01/21)	45	54,994
New York City Industrial Development Agency RB Recreational Revenue
4.50%, 03/01/39 (Call 09/01/16)
(FGIC)	270	277,379
5.00%, 03/01/31 (Call 09/01/16)
(FGIC)	210	223,486
5.00%, 03/01/36 (Call 09/01/16)
(NPFGC)	275	290,067
5.00%, 03/01/46 (Call 09/01/16)
(FGIC)	455	475,834
New York City Municipal Water Finance Authority RB Sewer Revenue
Series AA
5.00%, 06/15/37 (Call 06/15/17)	100	115,345
Series B
5.00%, 06/15/14 (AGM)	140	150,119
Series CC
5.00%, 06/15/29 (Call 06/15/18)	185	222,470
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/26 (Call 06/15/21)	750	930,877
5.00%, 06/15/44 (Call 12/15/21)	500	585,580
5.38%, 06/15/43 (Call 12/15/20)	125	153,874
Series A
5.00%, 06/15/38 (Call 06/15/17)	100	115,822
5.00%, 06/15/39 (Call 06/15/14)	255	271,101
5.88%, 06/15/13 (AMBAC)	100	103,056
Series AA
4.75%, 06/15/33 (Call 06/15/17)	400	458,144
5.00%, 06/15/44 (Call 06/15/21)	150	174,419
Series BB
5.00%, 06/15/31 (Call 06/15/20)	500	607,810
Series C
4.75%, 06/15/33 (Call 06/15/16)	250	278,620
5.00%, 06/15/25 (Call 06/15/15)
(NPFGC)	600	665,484
5.00%, 06/15/27 (Call 06/15/15)
(NPFGC)	455	502,379
Series CC
5.00%, 06/15/45 (Call 12/15/21)	1,650	1,932,414
Series D
5.00%, 06/15/37 (Call 06/15/15)	250	273,843
Series DD
4.75%, 06/15/35 (Call 06/15/17)	250	286,155
4.75%, 06/15/36 (Call 06/15/17)	980	1,115,720

Security	Principal (000s)	Value

Series FF
5.00%, 06/15/45 (Call 06/15/22)	$500	$589,710
Series FF-2
5.00%, 06/15/40 (Call 06/15/19)	500	586,710
Series GG-1
5.00%, 06/15/39 (Call 06/15/19)	1,675	1,965,612
5.25%, 06/15/32 (Call 06/15/19)	750	912,615
New York City Transitional Finance Authority RB Income Tax Revenue
5.00%, 11/01/15	500	566,259
Series A
5.00%, 11/01/21	500	648,475
5.00%, 11/01/27 (Call 11/01/21)	250	313,305
5.00%, 05/01/29 (Call 05/01/19)	150	181,605
Series A-1
5.00%, 08/01/13	190	195,989
5.00%, 08/01/20 (PR 08/01/16)	835	972,216
5.00%, 08/01/20 (Call 08/01/16)	165	191,149
Series B
5.00%, 11/01/20 (Call 11/01/19)	325	410,953
5.00%, 11/01/21 (Call 05/01/17)	250	293,495
5.00%, 11/01/30 (Call 05/01/17)	100	116,747
Series C
5.00%, 11/01/39 (Call 11/01/20)	250	295,830
Series D
5.00%, 11/01/23 (Call 05/01/20)	250	308,285
5.00%, 02/01/27 (Call 02/01/21)	250	308,382
5.00%, 02/01/31 (Call 02/01/21)	125	151,140
5.00%, 02/01/35 (Call 02/01/21)	500	595,085
Series E
5.00%, 11/01/23 (Call 05/01/21)	115	145,182
Series E-1
5.00%, 02/01/42 (Call 02/01/22)	250	296,643
Series F-1
5.00%, 05/01/39 (Call 05/01/22)	500	596,450
Series S-1
5.00%, 07/15/32 (Call 07/15/22)
(SAW)	1,000	1,205,060
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.50%, 01/15/38 (Call 01/15/18)
(SAW)	235	251,854
4.75%, 01/15/38 (Call 01/15/18)
(SAW)	250	274,873
5.00%, 01/15/26 (Call 01/15/18)
(SAW)	470	552,880
5.00%, 01/15/34 (Call 01/15/18)
(SAW)	500	560,530
Series S-2
5.00%, 01/15/37 (Call 01/15/17)
(NPFGC-FGIC)	100	108,918
Series S-3
5.25%, 01/15/30 (Call 01/15/19)
(SAW)	500	595,770
Series S-4
5.50%, 01/15/39 (Call 01/15/19)
(SAW)	500	585,920
New York City Transitional Finance Authority RB Miscellaneous Taxes
Series A-1
5.00%, 11/01/13	260	271,721
5.00%, 11/01/19 (Call 05/01/15)	350	387,859
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/21 (PR 08/01/16)	320	372,586
5.00%, 08/01/21 (Call 08/01/16)	405	468,382

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

New York City Trust for Cultural Resources RB Recreational Revenue
5.00%, 04/01/31 (Call 10/01/18)	$500	$596,195
New York Convention Center Development Corp. RB Hotel Occupancy Tax
5.00%, 11/15/30 (Call 11/15/15)
(AMBAC)	375	414,101
5.00%, 11/15/35 (Call 11/15/15)
(AMBAC)	500	552,135
5.00%, 11/15/44 (Call 11/15/15)
(AMBAC)	630	694,726
New York Liberty Development Corp. RB Industrial Revenue
5.75%, 11/15/51 (Call 11/15/21)	250	305,852
New York Liberty Development Corp. RB Port Airport & Marina Revenue
5.00%, 12/15/41 (Call 12/15/21)
(GOI)	500	585,145
5.25%, 12/15/43 (Call 12/15/21)
(GOI)	740	879,372
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/15 (GOI)	200	221,866
5.00%, 04/01/19 (Call 04/01/18)	500	607,300
5.00%, 04/01/20 (Call 04/01/18)	50	60,328
Series B
5.00%, 04/01/19 (GOI)	285	356,313
Series C
5.50%, 04/01/17 (GOI)	550	642,130
Series E
5.25%, 04/01/16 (GOI)	150	169,259
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series A
4.00%, 12/01/15 (SAW)	1,000	1,101,870
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/22 (Call 07/01/18)	500	599,450
5.00%, 09/01/38 (Call 09/01/19)	380	430,848
5.13%, 07/01/34 (Call 07/01/14)
(AMBAC)	300	317,442
Series 1
5.50%, 07/01/40 (AMBAC)	400	566,492
Series A
5.00%, 07/01/37 (Call 07/01/22)	250	297,113
Series E
6.13%, 01/01/31 (Call 01/01/19)	250	303,737
New York State Dormitory Authority RB Hospital Revenue
5.50%, 07/01/23 (NPFGC)	200	266,150
Series A
5.25%, 08/15/15 (Call 08/15/14)
(AGM FHA)	575	623,633
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 12/15/25 (Call 12/15/22)	1,000	1,279,250
5.00%, 03/15/28 (Call 03/15/18)	500	590,090
Series B
5.00%, 03/15/28 (Call 03/15/19)	200	242,676
5.00%, 03/15/31 (Call 03/15/22)	1,000	1,228,450
5.00%, 03/15/42 (Call 03/15/22)	1,000	1,188,760
Series C
5.00%, 03/15/22 (Call 03/15/18)	500	599,655
5.00%, 03/15/25 (Call 03/15/18)	525	624,577
5.00%, 03/15/31 (Call 03/15/21)	250	301,520
5.00%, 12/15/31 (Call 12/15/16)	250	286,958
Series F
5.00%, 03/15/22 (PR 03/15/15)
(AGM)	165	182,264
5.00%, 03/15/30 (Call 03/15/15)	250	272,598

Security	Principal (000s)	Value

New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	$500	$554,190
5.00%, 07/01/22 (Call 07/01/19)	250	301,893
Series A
5.00%, 05/15/20	520	656,947
5.25%, 05/15/15	450	486,990
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.75%, 06/15/31 (Call 06/15/16)	1,000	1,121,480
5.00%, 06/15/16	115	133,104
5.00%, 06/15/22	350	458,202
5.00%, 06/15/23	250	322,337
5.00%, 06/15/24 (Call 06/15/22)	250	320,422
5.00%, 06/15/34 (Call 06/15/19)	180	219,866
5.13%, 06/15/38 (Call 06/15/19)	350	426,678
Series B
5.00%, 06/15/33 (Call 06/15/18)	500	592,430
5.00%, 06/15/41 (Call 06/15/21)	250	299,928
Series D
5.00%, 06/15/22	500	654,575
Series E
5.00%, 06/15/30 (Call 06/15/14)	750	799,747
New York State Power Authority RB Electric Power & Light Revenues
Series A
4.50%, 11/15/47 (Call 11/15/17)
(NPFGC)	480	515,813
5.00%, 11/15/22 (GOI)	250	329,477
Series C
5.00%, 11/15/15 (NPFGC)	550	623,458
5.00%, 11/15/17	50	60,358
5.00%, 11/15/21 (Call 11/15/17)
(NPFGC)	25	29,938
New York State Thruway Authority RB Highway Revenue Tolls
Series A
5.00%, 04/01/27 (Call 04/01/18)	750	877,815
5.25%, 04/01/13 (NPFGC)	230	233,968
Series B
4.13%, 04/01/19 (Call 10/01/15)
(AMBAC)	500	542,775
5.00%, 04/01/15 (AGM)	950	1,050,567
5.00%, 04/01/17 (Call 10/01/15)
(NPFGC-FGIC)	300	339,081
5.50%, 04/01/20 (AMBAC)	250	324,102
Series F
4.00%, 01/01/15 (AMBAC)	250	267,270
Series H
4.00%, 01/01/18 (NPFGC)	100	112,983
5.00%, 01/01/19 (Call 01/01/18)
(NPFGC)	400	483,564
5.00%, 01/01/21 (Call 01/01/18)
(NPFGC)	225	266,207
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/18	500	607,545
5.00%, 03/15/21 (Call 09/15/20)	500	636,055
5.00%, 03/15/23 (Call 09/15/21)	500	634,015
5.00%, 03/15/26 (Call 09/15/18)	300	360,060
5.00%, 03/15/29 (Call 09/15/20)	250	303,855
Series C
5.25%, 03/15/19	250	314,802
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	125	127,013
5.00%, 04/01/16	250	285,808

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series A
2.50%, 04/01/13	$250	$252,003
Series A-1
5.00%, 04/01/31 (Call 04/01/21)	200	238,568
Series B
5.00%, 04/01/14	400	425,076
Series I
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,174,520
New York State Urban Development Corp. RB Income Tax Revenue
5.00%, 12/15/17	250	302,117
Series A-1
5.00%, 12/15/16	400	470,096
5.00%, 12/15/18	285	352,913
Series B
5.00%, 03/15/32 (Call 03/15/17)	250	286,455
Series B-1
5.00%, 03/15/28 (Call 03/15/19)	250	303,345
5.00%, 03/15/36 (Call 03/15/19)	500	599,105
5.25%, 03/15/38 (Call 03/15/19)	120	147,080
Series C
5.00%, 12/15/15	200	227,548
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/21 (Call 07/01/18)	750	893,820
Series D
5.25%, 01/01/17	160	188,848
5.25%, 01/01/20 (Call 01/01/19)	250	306,452
5.63%, 01/01/28 (Call 01/01/19)	400	470,896
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
4.00%, 09/15/31	500	553,150
4.00%, 12/01/31 (Call 06/01/22)
(GOI)	500	552,395
4.50%, 09/15/39 (Call 09/15/19)
(GOI)	475	522,452
4.75%, 07/15/31 (Call 07/15/18)
(GOI)	200	225,710
4.75%, 11/15/32 (Call 11/15/17)
(GOI)	210	240,185
5.00%, 10/01/27 (Call 10/01/16)
(GOI)	700	799,988
5.00%, 12/01/29 (Call 06/01/15)
(GOI)	925	1,014,586
5.00%, 07/15/35 (Call 07/15/18)
(GOI)	200	226,304
5.00%, 10/01/35 (Call 10/01/16)
(GOI)	550	630,294
5.00%, 09/15/36 (Call 09/15/19)
(GOI)	200	231,318
5.00%, 01/15/41 (Call 01/15/21)
(GOI)	250	290,700
Sales Tax Asset Receivable Corp. RB Sales Tax Revenue
Series A
5.00%, 10/15/17 (Call 10/15/14)
(NPFGC)	1,095	1,191,250
5.00%, 10/15/20 (Call 10/15/14)
(NPFGC)	143	154,745
5.00%, 10/15/23 (Call 10/15/14)
(NPFGC)	405	438,846
5.00%, 10/15/29 (Call 10/15/14)
(AMBAC)	625	675,356
5.00%, 10/15/32 (Call 10/15/14)
(AMBAC)	1,420	1,533,018

Security	Principal (000s)	Value

5.25%, 10/15/18 (Call 10/15/14)
(NPFGC)	$500	$546,090
5.25%, 10/15/19 (Call 10/15/14)
(NPFGC)	185	201,944
State of New York GO
Series A
5.00%, 02/15/39 (Call 02/15/19)	150	181,107
Series C
3.00%, 02/01/16	100	108,276
5.00%, 04/15/13	300	305,592
5.00%, 04/15/14	350	373,471
5.00%, 04/15/15	500	556,145
5.00%, 04/15/16 (Call 04/15/15)	600	666,420
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series A
5.00%, 11/15/37 (Call 05/15/18)
(GOI)	775	916,197
5.25%, 01/01/28 (PR 01/01/22)
(GOI)	65	86,085
Series B
0.00%, 11/15/32	500	266,905
4.00%, 11/15/16	500	565,695
5.00%, 11/15/20	400	511,160
5.00%, 11/15/25 (Call 11/15/22)	710	901,920
5.00%, 11/15/27 (Call 11/15/22)	415	521,788
5.25%, 11/15/13 (GOI)	200	209,606
Series C
5.00%, 11/15/38 (Call 11/15/18)
(GOI)	550	658,977
Series D
5.00%, 11/15/31 (Call 11/15/18)	650	742,137
Series E
5.50%, 11/15/19 (NPFGC)	150	192,503
Triborough Bridge & Tunnel Authority RB Transit Revenue
Series A
5.00%, 11/15/32 (Call 11/15/17)	600	697,374

		126,165,034

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $114,973,434)		126,165,034

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NEW YORK AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Liquidity Funds — New York Money Fund, Institutional Shares
0.01%[a,b]	2,940,166	$2,940,166

		2,940,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,940,166)		2,940,166

TOTAL INVESTMENTS IN SECURITIES — 98.69%
(Cost: $117,913,600)		129,105,200
Other Assets, Less Liabilities — 1.31%		1,716,697

NET ASSETS — 100.00%		$130,821,897

GO — General Obligation
GOI — General Obligation of the Issuer
PR — Prerefunded
RB — Revenue Bond
SAW — State Aid Withholding

Insured by:
AGM — Assured Guaranty Municipal Corp.
AMBAC — Ambac Financial Group Inc.
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

230

Schedule of Investments (Unaudited)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.90%

ALABAMA — 0.73%
Alabama Public School & College Authority RB Sales Tax Revenue
Series A
5.00%, 05/01/14	$500	$532,545
Birmingham Water Works Board RB Water Revenue
Series B
5.00%, 01/01/37 (PR 01/01/13)
(NPFGC)	3,005	3,017,351
5.00%, 01/01/43 (PR 01/01/13)
(NPFGC)	900	903,699

		4,453,595
ALASKA — 0.05%
City of Anchorage GO
Series B
5.25%, 12/01/16 (AMBAC)	265	312,740

		312,740
ARIZONA — 1.07%
Arizona School Facilities Board COP Lease Appropriation
Series A
5.00%, 09/01/13 (NPFGC)	260	269,287
5.25%, 09/01/17 (PR 03/01/13)
(NPFGC)	800	810,184
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	300	348,692
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	900	925,209
5.00%, 07/01/15 (Call 07/01/14)
(AMBAC)	1,250	1,341,750
Salt River Project Agricultural Improvement & Power District COP Lease Renewal
5.00%, 12/01/14 (Call 12/01/13)
(NPFGC)	500	522,800
Salt River Project Agricultural Improvement & Power District RB Electric Power & Light Revenues
Series B
4.00%, 01/01/15	1,160	1,246,663
4.75%, 01/01/32 (PR 01/01/13)	435	436,701
5.00%, 01/01/22 (PR 01/01/13)	630	632,596

		6,533,882
CALIFORNIA — 18.61%
Bay Area Toll Authority RB Highway Revenue Tolls
Series C-2
1.45%, 04/01/45 (Call 02/01/17)	750	770,460
Series F
5.00%, 04/01/15	860	950,506
Series F-1
5.00%, 04/01/17	750	887,242
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	600	617,628
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	220	226,464

Security	Principal (000s)	Value

5.25%, 07/01/21 (PR 07/01/13)
(AGM)	$1,375	$1,415,397
California State Department of Transportation RB Federal Grant Revenue
Series A
5.00%, 02/01/15 (NPFGC-FGIC)	800	880,320
California State Department of Water Resources RB Electric Power & Light Revenues
Series H
5.00%, 05/01/17	250	297,345
5.00%, 05/01/17 (AGM)	540	642,265
Series L
4.00%, 05/01/15	100	108,575
5.00%, 05/01/15	2,695	2,990,884
5.00%, 05/01/16	1,315	1,512,145
5.00%, 05/01/17	2,060	2,450,123
Series M
4.00%, 05/01/14	500	526,085
4.00%, 05/01/16	500	558,055
5.00%, 05/01/13	2,365	2,412,631
5.00%, 05/01/14	500	533,165
5.00%, 05/01/15	1,750	1,942,132
5.00%, 05/01/16	875	1,006,180
Series N
5.00%, 05/01/13	100	102,014
California State Department of Water Resources RB Water Revenue
Series AJ
5.00%, 12/01/16	500	588,835
California State Public Works Board RB Lease Revenue
Series C
5.25%, 06/01/28 (PR 12/01/13)	1,010	1,060,298
Series J
5.25%, 01/01/16 (AMBAC)	1,000	1,128,830
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	1,410	1,439,074
5.00%, 06/15/13	6,715	6,889,791
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16 (AMBAC)	195	183,555
Desert Sands Unified School District GO
5.00%, 06/01/29 (PR 06/01/14)
(AGM)	400	427,852
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	500	578,440
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29 (PR 08/01/15)
(FGIC)	1,000	1,117,660
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement
Series A
5.00%, 08/15/17	105	119,220
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	1,350	1,619,338
Series B
5.00%, 07/01/14	1,000	1,074,150
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/13	2,000	2,044,500
5.00%, 07/01/16	400	463,120
Series A-1
5.00%, 07/01/13 (NPFGC)	375	385,538
Series C
5.00%, 01/01/16 (Call 10/01/15)	700	790,342

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Los Angeles Unified School District GO
5.75%, 07/01/14 (NPFGC)	$400	$434,000
Series A
5.00%, 07/01/13 (NPFGC)	625	642,638
5.00%, 07/01/21 (PR 07/01/13)
(AGM)	1,015	1,043,339
5.00%, 07/01/22 (PR 07/01/13)
(AGM)	600	616,752
5.00%, 07/01/23 (PR 07/01/13)
(AGM)	2,875	2,955,270
5.00%, 07/01/24 (PR 07/01/13)
(AGM)	285	292,957
5.00%, 01/01/28 (PR 07/01/13)
(NPFGC)	3,670	3,772,466
5.25%, 07/01/19 (PR 07/01/13)
(AGM)	1,450	1,492,601
5.25%, 07/01/20 (PR 07/01/13)
(AGM)	1,400	1,441,132
5.50%, 07/01/15 (PR 07/01/13)
(NPFGC)	500	515,425
Series A-1
5.50%, 07/01/17 (FGIC)	430	522,343
Series F
5.00%, 07/01/25 (PR 07/01/13)
(FGIC)	1,465	1,505,903
5.00%, 01/01/28 (PR 07/01/13)
(FGIC)	500	513,960
Series KY
5.00%, 07/01/14	1,050	1,127,154
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13	150	154,224
Series B-3
5.00%, 10/01/29 (PR 10/01/14)
(NPFGC)	810	878,639
Series C
5.00%, 07/01/17	1,000	1,199,250
Orange County Sanitation District COP Sewer Revenue
5.00%, 02/01/33 (PR 08/01/13)
(NPFGC-FGIC)	1,800	1,856,736
Sacramento County Sanitation Districts Financing Authority RB Sewer Revenue
5.00%, 12/01/35 (PR 12/01/14)
(AMBAC)	675	737,660
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/17 (AGM)	100	119,407
San Diego Public Facilities Financing Authority RB Sewer Revenue
Series B
5.00%, 05/15/15	375	415,598
5.00%, 05/15/16	500	573,155
San Diego Unified School District GO
Series F
5.00%, 07/01/28 (PR 07/01/14)
(AGM)	225	241,646
San Joaquin Hills Transportation Corridor Agency RB Highway Revenue Tolls
0.00%, 01/01/17	200	194,688
Southern California Public Power Authority RB Electric Power & Light Revenues
0.00%, 07/01/15 (NPFGC)	500	488,145
Series A
5.50%, 01/01/14 (AGM)	500	528,000
Series A-2003-1
5.00%, 07/01/33 (PR 07/01/13)
(AMBAC)	840	863,453

Security	Principal (000s)	Value

State of California GO
2.00%, 02/01/13	$1,000	$1,002,940
3.00%, 09/01/13	1,500	1,530,615
3.00%, 09/01/16	1,645	1,780,630
4.00%, 08/01/13	250	256,220
4.00%, 08/01/14	1,000	1,059,550
4.00%, 08/01/15	200	217,932
4.00%, 10/01/15	325	355,784
4.00%, 04/01/17	300	340,041
5.00%, 02/01/13	250	252,005
5.00%, 03/01/13	950	961,362
5.00%, 05/01/13	500	509,915
5.00%, 03/01/14	2,155	2,279,602
5.00%, 03/01/14 (NPFGC-FGIC)	500	528,910
5.00%, 05/01/14	500	532,595
5.00%, 08/01/14	570	613,411
5.00%, 03/01/15	1,025	1,126,578
5.00%, 04/01/15	1,000	1,102,530
5.00%, 06/01/15	200	221,872
5.00%, 11/01/15	2,350	2,646,335
5.00%, 03/01/16	300	341,241
5.00%, 04/01/16	215	245,240
5.00%, 06/01/16 (XLCA)	1,000	1,146,970
5.00%, 09/01/16	1,000	1,156,290
5.00%, 10/01/16	1,000	1,159,370
5.00%, 11/01/16 (AMBAC)	790	918,320
5.00%, 12/01/16	250	291,370
5.00%, 02/01/17	1,000	1,169,520
5.00%, 04/01/17	1,000	1,175,950
5.00%, 09/01/17	1,000	1,191,860
5.00%, 02/01/29 (PR 02/01/14)	600	632,892
5.00%, 02/01/32 (PR 08/01/13)	500	515,930
5.00%, 02/01/33 (PR 02/01/14)	1,965	2,072,721
5.13%, 02/01/28 (PR 02/01/14)	250	264,070
5.25%, 12/01/12	500	500,070
5.25%, 10/01/13	350	364,487
5.25%, 02/01/14 (Call 08/01/13)	100	103,368
5.25%, 04/01/29 (PR 04/01/14)	1,000	1,065,670
5.50%, 04/01/28 (PR 04/01/14)	500	534,500
Series A
4.00%, 07/01/16	455	509,373
5.00%, 07/01/15 (PR 07/01/14)	2,055	2,207,029
5.00%, 07/01/15 (Call 07/01/14)
(NPFGC)	1,260	1,354,991
5.00%, 07/01/16	1,095	1,264,626
5.00%, 07/01/17	1,000	1,192,490
5.25%, 07/01/13	1,040	1,070,493
5.25%, 07/01/13 (NPFGC)	1,060	1,091,109
5.25%, 07/01/14	1,720	1,854,184
5.25%, 07/01/14 (NPFGC-FGIC)	2,380	2,564,283
Series B
3.50%, 07/01/23 (PR 07/01/14)	600	626,940
5.00%, 07/01/23 (PR 07/01/14)	1,310	1,401,923
University of California Regents RB College & University Revenue
Series A
5.00%, 05/15/13 (AMBAC)	810	827,851

		114,000,658

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

COLORADO — 1.28%
City & County of Denver RB Port Airport & Marina Revenue
Series B
5.50%, 11/15/33 (PR 11/15/13)	$500	$525,110
Colorado Department of Transportation RB Highway Revenue Tolls
5.00%, 12/15/16	1,000	1,173,030
Series B
5.00%, 12/15/13 (NPFGC-FGIC)	410	430,258
5.00%, 12/15/15	560	635,656
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	1,455	1,496,584
5.50%, 06/15/15 (NPFGC)	800	901,168
E-470 Public Highway Authority RB Highway Revenue Tolls
Series B
0.00%, 09/01/16 (NPFGC)	130	117,378
Regional Transportation District RB Sales Tax Revenue
Series A
5.00%, 11/01/31 (PR 11/01/16)	500	587,710
(AMBAC)
5.00%, 11/01/36 (PR 11/01/16)	1,655	1,945,320

(AMBAC)
		7,812,214
CONNECTICUT — 1.98%
State of Connecticut GO
Series A
3.50%, 01/01/16 (Call 01/01/14)	500	515,615
5.00%, 01/01/13	1,500	1,506,240
5.00%, 01/01/14	3,615	3,800,305
5.00%, 01/01/16	1,500	1,701,015
Series B
5.00%, 12/01/15 (Call 06/01/14)	250	267,295
(NPFGC)
5.00%, 05/01/17	1,045	1,236,872
Series C
5.00%, 12/01/15	500	566,945
5.00%, 04/01/22 (PR 04/01/14)	150	159,341
(NPFGC-FGIC)
5.50%, 12/15/12	175	175,389
5.50%, 12/15/14	420	464,171
Series D
5.00%, 01/01/14	1,000	1,051,260
State of Connecticut ST Sales Tax Revenue Series 1
5.00%, 02/01/14	265	279,442
5.00%, 02/01/17	360	422,860

		12,146,750
DELAWARE — 0.02%
State of Delaware GO
Series 2009C
5.00%, 10/01/16	125	146,396

		146,396

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.42%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	$455	$536,573
District of Columbia RB Income Tax Revenue
Series C
5.00%, 12/01/12	580	580,081
5.00%, 12/01/13	400	419,364
District of Columbia Water & Sewer Authority RB Water Revenue
5.00%, 10/01/33 (PR 10/01/13)	1,000	1,039,300

(NPFGC-FGIC)
		2,575,318
FLORIDA — 2.72%
City of Gainesville RB Multiple Utility Revenue
Series A
5.00%, 10/01/35 (PR 10/01/15)	2,025	2,284,645
(AGM)
County of Miami-Dade RB Water & Sewer Revenue
Series B
5.00%, 10/01/14 (AGM)	1,000	1,080,070
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/13	1,485	1,526,417
5.00%, 07/01/14	180	192,663
5.00%, 07/01/15	1,945	2,153,426
5.00%, 07/01/16	1,350	1,537,960
Florida State Board of Education GO
Series A
5.00%, 01/01/15	570	623,911
5.00%, 06/01/16	1,000	1,153,230
5.00%, 06/01/17	400	475,608
Florida State Board of Education RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	1,035	1,193,531
Series E
5.00%, 07/01/17	495	587,699
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series D
5.00%, 07/01/13	1,500	1,541,655
JEA St. Johns River Power Park System RB Electric Power & Light Revenues
Series 23
5.00%, 10/01/15	1,000	1,123,540
Tampa Bay Water RB Water Revenue
Series A
5.00%, 10/01/16	1,000	1,162,870

		16,637,225
GEORGIA — 1.76%
City of Atlanta RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/15	500	546,415
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/17	1,000	1,185,600
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/16	500	575,295
Georgia State Road & Tollway Authority RB Highway Revenue Tolls

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 06/01/13 (NPFGC)	$350	$358,340
5.00%, 06/01/14 (NPFGC)	1,000	1,068,330
5.00%, 06/01/16 (NPFGC)	230	263,861
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17	400	474,240
Gwinnett County School District GO
4.50%, 10/01/17	250	295,618
Municipal Electric Authority of Georgia RB Electric Power & Light Revenues
Series B
5.00%, 01/01/16	100	112,353
State of Georgia GO
5.00%, 08/01/20 (PR 08/01/17)	350	421,193
Series A
5.00%, 09/01/19 (PR 09/01/15)	200	225,042
Series B
4.50%, 03/01/21 (PR 03/01/16)	250	282,745
Series C
5.50%, 07/01/14	500	541,190
5.50%, 07/01/16 (Call 07/01/14)	535	578,854
Series E
4.00%, 07/01/13	1,455	1,487,548
5.00%, 08/01/16	305	355,081
5.00%, 08/01/19 (PR 08/01/17)	565	679,927
Series E-2
4.00%, 09/01/16	1,200	1,356,408

		10,808,040
HAWAII — 0.93%
State of Hawaii GO
Series DG
5.00%, 07/01/13 (AMBAC)	1,135	1,166,825
5.00%, 07/01/14 (AMBAC)	1,160	1,245,237
5.00%, 07/01/16 (Call 07/01/15)	575	641,953
(AMBAC)
Series DZ
5.00%, 12/01/16	1,000	1,172,890
Series EA
5.00%, 12/01/16	250	293,223
Series EF
5.00%, 11/01/17	1,000	1,204,250

		5,724,378
ILLINOIS — 5.29%
City of Chicago GO
Series A
5.00%, 01/01/13 (AGM)	350	351,438
5.00%, 01/01/15 (AGM)	545	593,091
5.00%, 01/01/34 (PR 01/01/14)	2,310	2,427,625
(AGM)
City of Chicago RB Port Airport & Marina Revenue
Series B
5.00%, 01/01/17	270	310,557
5.25%, 01/01/14 (NPFGC-FGIC)	500	526,030
5.25%, 01/01/15 (NPFGC-FGIC)	750	820,710
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A
5.50%, 01/01/14 (AGM)	700	733,467
5.50%, 01/01/15 (AGM)	500	544,265

Security	Principal (000s)	Value

Series A-1
5.00%, 01/01/26 (PR 07/01/16)	$1,000	$1,159,730
(AGM)
Series A-2
5.00%, 01/01/27 (PR 07/01/16)	4,050	4,696,906
(AGM)
5.00%, 01/01/28 (PR 07/01/16)	2,075	2,406,440
(AGM)
5.00%, 01/01/31 (PR 07/01/16)	735	852,402
(AGM)
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/15 (NPFGC-FGIC)	580	562,332
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35 (PR 12/01/16)	1,830	2,152,483
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33 (PR 12/01/16)	1,100	1,293,842
State of Illinois GO
4.00%, 04/01/15	290	310,074
5.00%, 01/01/15	500	541,725
5.00%, 01/01/17	1,000	1,140,340
5.00%, 01/01/17 (AGM)	1,000	1,142,480
First Series
5.50%, 08/01/13 (NPFGC)	725	750,005
5.50%, 08/01/14 (NPFGC)	860	927,562
5.50%, 08/01/15 (XLCA-ICR, NPFGC)	370	413,175
Series B
5.00%, 03/01/13	550	556,561
5.00%, 01/01/14	1,000	1,047,000
5.00%, 03/01/14	370	389,906
State of Illinois RB Federal Grant Revenue
Series A
5.00%, 06/15/15	1,500	1,670,415
Series B
5.00%, 06/15/17 (Call 12/15/16)	1,500	1,759,245
5.00%, 12/15/17 (Call 12/15/16)	500	585,080
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14	150	160,587
5.00%, 06/15/15	500	555,995
5.00%, 06/15/16	500	575,335
5.00%, 06/15/17	400	473,500

		32,430,303
INDIANA — 0.45%
Indiana Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 02/01/16	775	880,973
Indiana Finance Authority RB Sewer Revenue
Series C
3.00%, 10/01/16	1,000	1,071,170
Indiana Finance Authority RB Water Revenue
Series A
4.00%, 02/01/16	265	293,109
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13)	500	511,950
(AGM)

		2,757,202

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

KANSAS — 0.10%
Kansas State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 09/01/16	$500	$583,740

		583,740
KENTUCKY — 0.31%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/22 (PR 08/01/15)
(AGM)	100	112,159
5.25%, 10/01/13 (AGM)	350	364,091
5.25%, 10/01/14 (AGM)	250	271,338
5.25%, 10/01/15 (AGM)	500	563,690
5.25%, 10/01/16 (AGM)	510	595,348

		1,906,626
LOUISIANA — 0.73%
State of Louisiana GO
Series A
5.00%, 08/01/14 (NPFGC)	250	269,260
5.00%, 08/01/15 (NPFGC)	1,875	2,099,775
5.00%, 10/15/18 (PR 10/15/14)
(AMBAC)	1,430	1,554,625
5.25%, 08/01/16 (Call 08/01/15)
(NPFGC)	500	563,400

		4,487,060
MARYLAND — 3.50%
County of Montgomery GO Series A
5.00%, 07/01/15	500	559,525
Maryland State Department of Transportation RB Miscellaneous Taxes
5.00%, 05/01/14	360	384,232
5.00%, 03/01/17	1,000	1,187,820
5.00%, 05/01/17 (PR 05/01/14)	1,310	1,396,303
Maryland State Department of Transportation RB Transit Revenue
5.00%, 05/01/16	1,000	1,153,850
Maryland State Transportation Authority RB Miscellaneous Revenue
5.00%, 03/01/13	325	329,033
5.00%, 03/01/14	225	238,527
5.25%, 03/01/16	240	277,579
5.25%, 03/01/17	280	335,530
State of Maryland GO
First Series
5.00%, 03/01/15	1,595	1,761,024
5.00%, 08/01/16 (PR 08/01/14)	275	296,425
5.00%, 03/15/17	315	373,987
5.00%, 03/15/22 (PR 03/15/17)	310	368,717
First Series A
5.00%, 02/15/19 (PR 02/15/15)	260	286,237
5.25%, 03/01/16	250	288,587
Second Series
5.00%, 07/15/13	355	365,700
5.00%, 08/01/13	600	619,356
5.00%, 08/01/14	585	630,922
5.00%, 07/15/15	400	448,300
5.00%, 08/01/15 (PR 08/01/13)	825	851,284

Security	Principal (000s)	Value

5.00%, 08/01/16	$1,875	$2,182,875
5.00%, 08/01/16 (PR 08/01/13)	300	309,558
5.00%, 07/15/17	1,500	1,800,375
5.00%, 08/01/18 (PR 08/01/13)	800	825,488
5.00%, 08/01/19 (PR 08/01/16)	250	290,985
Second Series A
4.00%, 08/01/15	150	164,421
5.00%, 08/01/17 (PR 08/01/15)	1,500	1,681,950
Second Series B
5.00%, 08/01/14	700	754,950
Second Series E
4.00%, 08/01/14	100	106,185
5.00%, 08/01/16	1,000	1,164,200

		21,433,925
MASSACHUSETTS — 7.86%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/14	1,970	2,121,769
5.00%, 03/01/21 (PR 03/01/15)
(AGM)	300	330,799
5.00%, 03/01/22 (PR 03/01/15)	900	992,394
5.00%, 03/01/23 (PR 03/01/15)
(AGM)	575	634,029
5.00%, 03/01/24 (PR 03/01/15)
(AGM)	400	441,064
5.00%, 03/01/25 (PR 03/01/15)	500	551,330
5.25%, 08/01/13	1,000	1,033,730
Series B
5.00%, 11/01/14	460	500,540
5.00%, 08/01/15	435	487,148
Series C
5.00%, 09/01/22 (PR 09/01/15)	500	562,310
5.25%, 08/01/20 (PR 08/01/13)	1,120	1,157,408
5.50%, 12/01/17 (AGM)	1,720	2,117,475
Series D
4.75%, 08/01/25 (PR 08/01/16)	750	865,845
5.00%, 08/01/21 (PR 08/01/16)	2,055	2,391,075
5.00%, 08/01/22 (PR 08/01/16)	715	831,931
5.25%, 10/01/21 (PR 10/01/13)	1,125	1,171,856
Series E
5.00%, 11/01/24 (PR 11/01/16)
(AMBAC)	265	311,375
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	1,500	1,739,760
Series B
5.00%, 08/01/23 (PR 08/01/14)	2,200	2,365,638
5.25%, 08/01/16	500	584,450
Series C
5.00%, 01/01/15	2,000	2,189,160
5.00%, 05/01/16	1,025	1,178,545
5.00%, 09/01/16 (Call 09/01/15)	715	804,039
5.00%, 09/01/21 (PR 09/01/15)	715	804,103
5.00%, 09/01/24 (PR 09/01/15)	500	562,310
5.00%, 09/01/25 (PR 09/01/15)	1,180	1,327,052
5.50%, 11/01/13 (FGIC)	1,600	1,677,552
5.50%, 11/01/14 (NPFGC-FGIC)	1,330	1,459,914
5.50%, 11/01/15	325	372,138
Series D
5.50%, 11/01/16	500	594,330
Series E

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.25%, 01/01/20 (PR 01/01/13)
(AGM)	$250	$251,085
5.50%, 01/01/15 (PR 01/01/13)	600	602,730
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15 (NPFGC-FGIC)	955	1,073,487
5.50%, 06/01/16 (NPFGC-FGIC)	250	292,255
Commonwealth of Massachusetts RB Miscellaneous Taxes
5.00%, 01/01/34 (PR 01/01/14)
(FGIC)	550	577,082
Commonwealth of Massachusetts SO Miscellaneous Revenue
5.00%, 12/15/12 (AGM)	500	501,015
5.00%, 12/15/13 (AGM)	350	367,294
5.00%, 12/15/14 (AGM)	340	371,576
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34 (PR 07/01/15)	950	1,055,953
5.00%, 07/01/34 (PR 07/01/14)	2,400	2,577,960
5.25%, 07/01/17 (PR 07/01/14)	500	539,050
Series C
5.50%, 07/01/15	450	508,612
5.50%, 07/01/16	1,005	1,181,800
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	375	414,416
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	800	827,240
5.00%, 08/15/14 (AGM)	530	572,130
Series B
5.00%, 08/15/17	500	599,190
Massachusetts State Department of Transportation RB Highway Revenue Tolls
Series B
5.00%, 01/01/13	265	266,081
5.00%, 01/01/15	1,000	1,087,800
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series A
5.25%, 08/01/15	1,000	1,129,600
Massachusetts Water Resources Authority RB Water Revenue Series J
5.25%, 08/01/16	1,000	1,168,900

		48,126,325
MICHIGAN — 1.58%
City of Detroit Water Supply System RB Sewer Revenue Series A
5.00%, 07/01/32 (PR 07/01/13)
(AGM)	765	786,129
City of Detroit Water Supply System RB Water Revenue Series B
5.25%, 07/01/32 (PR 07/01/13)
(NPFGC)	385	396,265
Michigan Finance Authority RB Miscellaneous Revenue
Series A
2.00%, 01/01/13	2,500	2,503,900
5.00%, 07/01/14	1,000	1,073,650
5.00%, 01/01/17	1,000	1,175,120
5.00%, 07/01/17	1,250	1,491,875

Security	Principal (000s)	Value

Michigan Municipal Bond Authority RB Water Revenue
5.50%, 10/01/16	$1,000	$1,184,280
State of Michigan GO
5.50%, 12/01/13	1,000	1,052,390

		9,663,609
MINNESOTA — 1.41%
Southern Minnesota Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 01/01/14 (AMBAC)	125	131,620
5.25%, 01/01/15 (AMBAC)	920	1,008,955
State of Minnesota GO
5.00%, 08/01/14	500	539,160
5.00%, 08/01/16	775	902,255
Series A
5.00%, 08/01/15	1,000	1,122,390
5.00%, 10/01/16	1,000	1,170,750
Series D
5.00%, 08/01/14	900	970,488
5.00%, 08/01/15	200	224,478
Series F
4.00%, 08/01/13	925	948,597
Series H
5.00%, 11/01/14	400	435,928
State of Minnesota RB Lease Appropriation Series B
5.00%, 03/01/17	1,000	1,182,020

		8,636,641
MISSISSIPPI — 0.21%
State of Mississippi GO
Series A
5.25%, 11/01/14	150	163,967
5.50%, 12/01/15	1,000	1,148,340

		1,312,307
MISSOURI — 0.41%
Missouri Highway & Transportation Commission RB Highway Revenue Tolls
5.00%, 02/01/14	660	696,392
5.00%, 05/01/16	500	576,435
Series A
5.00%, 05/01/14	525	560,054
Missouri Highway & Transportation Commission RB Sales Tax Revenue
5.00%, 05/01/17	580	689,278

		2,522,159
NEBRASKA — 0.19%
Omaha Public Power District RB Electric Power & Light Revenues Series A
5.00%, 02/01/16	1,000	1,140,810

		1,140,810
NEVADA — 0.76%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16	90	102,684
Clark County School District GOL
Series A

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 06/15/16 (Call 06/15/14)	$400	$428,432
(AGM)
Series C
5.00%, 06/15/22 (PR 12/15/15)	560	636,569
(AGM)
5.00%, 06/15/23 (PR 12/15/15)	2,100	2,387,133
(AGM)
State of Nevada GOL
Series A
5.00%, 02/01/15	1,000	1,095,900

		4,650,718
NEW JERSEY — 8.54%
Garden State Preservation Trust RB Recreational Revenue
Series A
5.25%, 11/01/19 (PR 11/01/13)	230	240,562
(AGM)
Garden State Preservation Trust RB Sales Tax Revenue
Series C
5.13%, 11/01/16 (AGM)	1,250	1,467,700
New Jersey Building Authority RB Lease Appropriation
Series B
5.00%, 06/15/13	425	435,480
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series A
5.00%, 05/01/13	125	127,450
Series DD
5.00%, 12/15/16	1,000	1,161,220
Series EE
5.00%, 09/01/15	1,000	1,115,760
Series F
5.00%, 06/15/24 (PR 06/15/13)	2,750	2,820,730
(FGIC)
5.00%, 06/15/25 (PR 06/15/13)	500	512,860
(FGIC)
5.00%, 06/15/28 (PR 06/15/13)	1,435	1,471,908
5.25%, 06/15/21 (PR 06/15/13)	300	308,124
(FGIC)
Series W
5.00%, 03/01/16	1,670	1,891,108
5.00%, 03/01/17	520	606,710
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/13 (FGIC)	300	307,584
5.00%, 06/15/15	500	546,620
5.00%, 06/15/16	500	559,285
5.50%, 06/15/16	200	235,082
5.75%, 06/15/29 (PR 06/15/14)	2,000	2,166,580
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
4.50%, 07/01/37 (PR 07/01/16)	675	768,514
New Jersey Highway Authority RB Highway Revenue
5.50%, 01/01/15 (FGIC GOI)	250	276,515
New Jersey State Turnpike Authority RB Highway Revenue Tolls
5.50%, 01/01/13 (FGIC GOI)	450	452,047
Series A
6.00%, 01/01/14 (NPFGC)	1,225	1,300,656
Series C
6.50%, 01/01/13 (NPFGC)	3,300	3,317,853
New Jersey Transit Corp. COP Lease Appropriation
Series A
5.25%, 09/15/14 (AMBAC)	520	559,822
New Jersey Transit Corp. COP Lease Revenue

Security	Principal (000s)	Value

Series A
5.50%, 09/15/13 (AMBAC)	$400	$416,040
5.50%, 09/15/14 (AMBAC)	700	757,792
New Jersey Transportation Trust Fund Authority RB Fuel Sales Tax Revenue
Series B
5.25%, 12/15/15 (AMBAC)	1,010	1,146,542
5.25%, 12/15/16 (Call 12/15/15)	550	628,826
(NPFGC)
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 12/15/13 (NPFGC)	455	478,369
5.75%, 06/15/15	200	226,986
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14	150	157,974
5.25%, 12/15/12 (NPFGC-FGIC)	250	250,530
5.25%, 12/15/13 (NPFGC-FGIC)	200	210,272
5.25%, 12/15/14 (NPFGC)	625	684,450
5.50%, 12/15/16 (NPFGC)	450	531,063
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/19 (PR 06/15/15)	145	161,817
(AGM)
Series A
5.50%, 06/15/13	3,045	3,131,874
5.50%, 12/15/13 (AMBAC)	425	447,933
5.50%, 12/15/14 (AMBAC)	1,000	1,100,190
5.50%, 12/15/15 (AMBAC)	800	914,152
5.50%, 12/15/16 (AGM)	500	590,945
Series C
5.25%, 06/15/16 (PR 06/15/15)	135	151,438
(FGIC)
5.25%, 06/15/17 (PR 06/15/15)	1,505	1,688,249
(NPFGC)
5.25%, 06/15/18 (PR 06/15/15)	785	880,582
(FGIC)
5.50%, 06/15/15 (PR 06/15/13)	250	257,133
5.50%, 12/15/15 (AGM)	400	457,336
5.50%, 12/15/16 (AGM)	375	443,209
5.50%, 06/15/18 (PR 06/15/13)	200	205,706
5.50%, 06/15/19 (PR 06/15/13)	1,000	1,028,530
5.50%, 06/15/21 (PR 06/15/13)	500	514,265
5.50%, 06/15/22 (PR 06/15/13)	1,150	1,182,809
5.50%, 06/15/23 (PR 06/15/13)	740	761,112
5.75%, 12/15/12 (AGM)	500	501,160
Series D
5.00%, 06/15/16 (PR 06/15/15)	1,000	1,115,980
(AGM)
5.00%, 06/15/17 (PR 06/15/15)	2,000	2,231,960
(AMBAC)
State of New Jersey GO
5.00%, 08/01/13	1,400	1,445,234
Series H
5.25%, 07/01/14	1,175	1,266,274
5.25%, 07/01/15	500	561,090
5.25%, 07/01/16	500	582,365
Series L
5.25%, 07/15/13 (AMBAC)	425	438,545
5.25%, 07/15/15 (AMBAC)	520	584,433
5.25%, 07/15/17 (AMBAC)	1,250	1,504,362

		52,287,697

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

NEW MEXICO — 0.81%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17 (PR 06/15/14)	$800	$859,208
5.25%, 06/15/15 (NPFGC)	100	112,178
5.25%, 06/15/19 (PR 06/15/14)	550	591,762
(NPFGC)
5.25%, 06/15/21 (PR 06/15/14)	3,150	3,389,179
(NPFGC)

		4,952,327
NEW YORK — 13.78%
City of New York GO
Series A-1
4.00%, 08/01/14	400	423,968
5.00%, 08/01/13	425	438,439
5.00%, 08/01/14	200	215,308
5.00%, 08/15/16	765	884,638
Series B
5.00%, 08/01/13	600	618,972
5.00%, 08/01/14	1,030	1,108,836
Series B-1
5.00%, 09/01/15	500	560,210
Series C
5.00%, 08/01/14	295	317,579
5.00%, 08/01/14 (CIFG)	275	295,990
5.00%, 08/01/16	940	1,085,644
5.00%, 08/01/17	1,000	1,189,840
5.25%, 08/01/16	350	407,393
Series D
5.00%, 08/01/15	125	139,625
Series E
4.00%, 08/01/14	400	423,968
5.00%, 08/01/15	1,055	1,178,435
Series F-1
5.00%, 09/01/16 (Call 09/01/15)	135	151,296
5.25%, 09/01/14	290	314,540
Series G
5.00%, 08/01/14	500	538,270
5.00%, 08/01/15	1,010	1,128,170
Series I
5.00%, 08/01/13	765	789,189
5.00%, 08/01/14	350	376,789
5.00%, 08/01/16	1,200	1,385,928
5.00%, 08/01/17	1,300	1,546,792
5.00%, 03/01/33 (PR 03/01/13)	655	662,926
Series I-1
5.00%, 08/01/16	1,000	1,154,940
5.00%, 02/01/17	365	427,488
5.00%, 08/01/17	1,150	1,368,316
Series J
5.25%, 06/01/28 (PR 06/01/13)	305	312,698
5.50%, 06/01/23 (PR 06/01/13)	300	307,950
Long Island Power Authority RB Electric Power & Light Revenues
Series A
5.00%, 05/01/14	500	531,710
5.00%, 05/01/15	1,500	1,652,310
5.50%, 12/01/12 (AGM)	175	175,026
5.50%, 12/01/13 (AGM)	300	315,753
Series B
5.25%, 12/01/13	500	524,320

Security	Principal (000s)	Value

Metropolitan Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 04/01/29 (PR 10/01/14)	$1,000	$1,085,220
(AGM)
5.25%, 04/01/23 (PR 10/01/14)	1,075	1,171,524
(AGM)
Metropolitan Transportation Authority RB Highway Revenue Tolls
Series B
5.25%, 11/15/32 (PR 11/15/13)	255	267,120
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 01/01/14 (NPFGC)	750	790,815
Series D
5.00%, 11/15/17	215	255,168
Metropolitan Transportation Authority RB Transit Revenue
5.00%, 11/15/27 (Call 11/15/13)	500	520,365
Series A
5.50%, 11/15/13 (AMBAC)	675	708,750
5.50%, 11/15/14 (AMBAC)	2,430	2,666,658
Series D
5.00%, 11/15/16	1,000	1,158,660
Series F
5.00%, 11/15/17	500	593,415
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/14 (AGM)	340	364,575
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
5.00%, 06/15/16	405	467,986
5.00%, 06/15/17	200	237,930
New York City Transitional Finance Authority RB Income Tax Revenue
Series A-1
5.00%, 08/01/13	250	257,880
5.00%, 11/01/14	520	567,861
Series B
5.00%, 11/01/15	790	894,694
5.00%, 02/01/16	1,900	2,166,494
Series D
5.00%, 11/01/15	915	1,036,263
New York City Transitional Finance Authority RB Miscellaneous Taxes
5.00%, 11/01/15	605	685,187
Series A-1
5.00%, 11/01/13	1,375	1,436,985
5.00%, 11/01/14	675	737,127
New York City Trust for Cultural Resources RB Miscellaneous Revenue
Series C
5.75%, 12/01/16	275	323,158
New York Local Government Assistance Corp. RB Sales Tax Revenue
Series A
5.00%, 04/01/13 (GOI)	215	218,528
5.00%, 04/01/15	945	1,048,317
Series A-1
5.00%, 04/01/13 (AGM)	2,000	2,032,820
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	400	411,144
5.00%, 07/01/15	300	334,317
5.00%, 07/01/16	385	443,824
Series A
5.50%, 05/15/17 (NPFGC-FGIC)	275	330,602
New York State Dormitory Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	555	636,308

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

5.00%, 02/15/17	$1,000	$1,178,350
Series C
5.00%, 03/15/15	1,240	1,371,056
Series D
5.00%, 06/15/16	540	624,391
Series E
5.00%, 02/15/15	1,300	1,432,704
Series F
5.00%, 03/15/22 (PR 03/15/15)	345	381,097
(AGM)
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15 (NPFGC-FGIC)	150	167,159
5.00%, 07/01/17	500	589,680
Series A
4.00%, 05/15/17	350	399,011
5.00%, 05/15/17	250	296,175
5.25%, 05/15/15	450	486,990
New York State Environmental Facilities Corp. RB Water Revenue
Series A
2.00%, 06/15/13	1,000	1,010,300
5.00%, 06/15/17	1,500	1,788,180
New York State Thruway Authority RB Highway Revenue Tolls
Series B
5.00%, 04/01/13 (NPFGC-FGIC)	2,070	2,103,969
5.00%, 04/01/14 (AGM)	1,650	1,753,439
5.00%, 04/01/15 (AGM)	1,080	1,194,329
5.00%, 04/01/16 (Call 10/01/15)	750	847,365
(NPFGC-FGIC)
Series F
5.00%, 01/01/16 (Call 01/01/15)	1,000	1,094,360
(AMBAC)
New York State Thruway Authority RB Income Tax Revenue
Series A
5.00%, 03/15/16	1,330	1,524,845
5.00%, 03/15/17	140	165,406
New York State Thruway Authority RB Miscellaneous Revenue
5.00%, 04/01/13	830	843,363
5.00%, 04/01/14	240	254,779
5.00%, 04/01/15	365	403,007
Series A
4.00%, 04/01/14	200	209,652
Series B
5.00%, 04/01/15	570	630,340
5.00%, 04/01/16	1,160	1,329,058
5.25%, 04/01/13 (AMBAC)	2,000	2,034,500
New York State Urban Development Corp. RB Income Tax Revenue
Series A
5.00%, 03/15/16	2,025	2,321,662
5.00%, 03/15/17	455	537,569
Series B
5.13%, 03/15/29 (PR 03/15/13)	275	278,938
New York State Urban Development Corp. RB Miscellaneous Revenue
Series B
5.00%, 01/01/15	750	819,458
5.00%, 01/01/17	170	198,720
Series D
5.00%, 01/01/14	285	299,162
5.00%, 01/01/15	2,250	2,458,372
5.25%, 01/01/17	200	236,060
State of New York GO
Series C
5.00%, 04/15/13	685	697,768
5.00%, 04/15/14	1,270	1,355,166

Security	Principal (000s)	Value

5.00%, 04/15/15	$300	$333,687
Triborough Bridge & Tunnel Authority RB Highway Revenue Tolls
Series B
5.00%, 11/15/16	1,000	1,170,420
5.25%, 11/15/13	300	314,409
5.25%, 11/15/14 (GOI)	1,500	1,644,015
Series B1
5.00%, 11/15/25 (Call 11/15/13)	250	260,995
(GOI)
Series B3
5.00%, 11/15/38 (Call 11/15/15)	500	563,115
(GOI)

		84,405,972
NORTH CAROLINA — 2.94%
City of Raleigh RB Water Revenue
5.00%, 03/01/31 (PR 03/01/14)	420	444,646
County of Mecklenburg GO
Series A
5.00%, 08/01/13	735	758,667
Series C
5.00%, 03/01/15	215	237,328
County of Wake GO
4.50%, 03/01/24 (PR 03/01/17)	775	903,634
5.00%, 03/01/16	250	286,572
Series D
4.00%, 02/01/17	1,200	1,369,512
North Carolina Eastern Municipal Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	544,445
5.00%, 01/01/16	350	394,261
Series D
5.50%, 01/01/14	275	289,718
North Carolina Municipal Power Agency No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 01/01/15	500	546,085
5.00%, 01/01/18	1,000	1,193,480
5.25%, 01/01/14 (Call 01/01/13)	900	903,870
(AMBAC)
5.25%, 01/01/15	250	274,337
5.50%, 01/01/13	630	632,878
State of North Carolina GO
5.00%, 03/01/13	250	253,053
Series A
5.00%, 03/01/14	400	423,612
5.00%, 03/01/15	1,000	1,103,850
5.00%, 03/01/16	1,400	1,604,806
5.00%, 09/01/16	285	332,732
5.00%, 03/01/17	1,445	1,713,366
Series B
5.00%, 04/01/14	1,320	1,403,028
5.00%, 04/01/16	1,070	1,230,446
State of North Carolina RB Transit Revenue
5.00%, 03/01/17	1,000	1,177,650

		18,021,976
OHIO — 0.78%
Cincinnati City School District GO
5.00%, 12/01/31 (PR 12/01/13)	1,460	1,527,846
(AGM)
City of Columbus GO

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

Series A
4.00%, 06/01/13	$1,000	$1,019,050
4.00%, 06/01/14	1,000	1,055,180
State of Ohio GO
Series A
5.00%, 09/15/16	1,000	1,164,090

		4,766,166
OREGON — 0.43%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14 (NPFGC)	1,050	1,122,902
Oregon State Department of Administrative Services RB Miscellaneous Revenue
Series A
5.00%, 04/01/13 (AGM)	1,500	1,524,255

		2,647,157
PENNSYLVANIA — 2.96%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14	1,500	1,598,895
Series C
5.00%, 08/01/17 (AGM)	450	529,119
Commonwealth of Pennsylvania GO
5.50%, 02/01/13	175	176,575
First Series
4.00%, 09/01/16	250	281,490
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	2,280	2,343,931
5.00%, 03/01/16	700	800,037
5.00%, 03/01/17	1,000	1,179,950
5.00%, 01/01/18 (PR 01/01/16)	500	569,315
5.00%, 01/01/19 (PR 01/01/16)	210	239,112
5.00%, 03/01/19 (PR 03/01/17)	310	367,961
5.00%, 01/01/21 (PR 01/01/16)	615	700,257
Series A
5.00%, 02/15/13	535	540,361
5.00%, 05/01/14	1,000	1,065,980
5.00%, 02/15/16	1,000	1,141,060
Third Series
5.00%, 09/01/13	400	414,372
5.00%, 09/01/14 (AGM)	1,425	1,540,325
5.00%, 07/15/17	225	268,513
5.38%, 07/01/16 (NPFGC)	720	842,350
5.38%, 07/01/17 (AGM)	500	604,440
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 01/01/17	500	567,650
5.00%, 07/01/17	1,500	1,791,000
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16	500	575,680

		18,138,373
PUERTO RICO — 2.47%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	1,400	1,475,544
5.65%, 07/01/15 (NPFGC)	180	190,838
Series A
5.00%, 07/01/13	600	613,008
5.25%, 07/01/15	750	799,972

Security	Principal (000s)	Value

5.50%, 07/01/16 (NPFGC)	$200	$216,912
Government Development Bank for Puerto Rico RB Miscellaneous Revenue
Series B
5.00%, 12/01/13	215	222,415
5.00%, 12/01/14	210	221,829
5.00%, 12/01/15	750	800,475
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/13 (NPFGC)	1,275	1,308,073
Series KK
5.50%, 07/01/15 (NPFGC)	500	545,610
Series NN
5.00%, 07/01/32 (PR 07/01/13) (NPFGC)	480	493,402
5.13%, 07/01/24 (PR 07/01/13)	460	473,179
5.13%, 07/01/29 (PR 07/01/13)	400	411,460
Series OO
5.00%, 07/01/13 (CIFG, AGM)	1,480	1,514,499
5.00%, 07/01/14 (NPFGC-FGIC)	230	242,478
Series RR
5.00%, 07/01/29 (PR 07/01/15)	280	313,258
(AGC)
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series G
5.00%, 07/01/33 (PR 07/01/13)	545	560,151
5.00%, 07/01/42 (PR 07/01/13)	500	514,050
Series J
5.13%, 07/01/39 (PR 07/01/14)	705	758,665
5.13%, 07/01/43 (PR 07/01/14)	250	269,030
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	255	301,257
Series K
5.00%, 07/01/35 (PR 07/01/15)	500	560,215
5.00%, 07/01/45 (PR 07/01/15)	300	336,129
(AGC-ICC)
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13 (AMBAC)	250	255,728
5.50%, 07/01/14 (AMBAC)	980	1,031,381
Puerto Rico Municipal Finance Agency GO Series C
5.00%, 08/01/13 (AGM)	400	410,760
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	250	270,698

		15,111,016
RHODE ISLAND — 0.04%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16 (NPFGC-FGIC)	200	228,772

		228,772
SOUTH CAROLINA — 1.04%
Greenville County School District RB Lease Appropriation
5.50%, 12/01/28 (PR 12/01/12)	3,890	3,929,484
South Carolina State Public Service Authority RB Electric Power & Light Revenues
Series E
5.00%, 01/01/16	925	1,047,738
5.00%, 01/01/17	285	333,273

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

State of South Carolina GO
Series A
4.00%, 06/01/14	$1,000	$1,055,490

		6,365,985
TENNESSEE — 1.62%
City of Memphis GO
5.00%, 10/01/15 (NPFGC)	500	563,655
5.25%, 10/01/17 (NPFGC)	400	485,700
City of Memphis RB Electric Power & Light Revenues
5.00%, 12/01/14	400	436,568
5.00%, 12/01/15	1,030	1,166,145
Series A
5.00%, 12/01/16 (PR 12/01/13)	3,795	3,974,503
(NPFGC)
5.00%, 12/01/17 (PR 12/01/13)	485	507,941
(NPFGC)
County of Shelby GO
Series A
5.00%, 04/01/14 (AMBAC)	500	531,518
5.00%, 04/01/15 (AMBAC)	1,000	1,105,993
State of Tennessee GO
Series A
4.00%, 08/01/17	1,000	1,155,990

		9,928,013
TEXAS — 4.94%
City of Dallas RB Water Revenue
5.00%, 10/01/13 (AMBAC)	400	416,100
5.00%, 10/01/16 (AMBAC)	480	561,365
City of Houston GOL
Series A
5.00%, 03/01/17	925	1,089,326
5.25%, 03/01/13 (NPFGC)	1,000	1,012,700
5.38%, 03/01/15 (PR 03/01/14)	200	212,542
(NPFGC)
City of Houston RB Sewer Revenue
Series E
5.00%, 11/15/16	500	584,110
City of Houston RB Water Revenue
Series A
5.25%, 05/15/14 (NPFGC)	1,300	1,391,793
City of San Antonio RB Electric Power & Light Revenues
5.00%, 02/01/16	500	570,405
5.38%, 02/01/15	1,000	1,107,230
Series A
4.40%, 02/01/21 (PR 02/01/15)	525	569,793
5.00%, 02/01/25 (PR 02/01/16)	1,375	1,566,744
Dallas Independent School District GO
5.00%, 02/15/13	1,000	1,009,840
Dallas-Fort Worth International Airport RB Port Airport & Marina Revenue
Series A
5.00%, 11/01/16	285	329,580
Lower Colorado River Authority RB Electric Power & Light Revenues
5.00%, 05/15/13	500	510,920
5.00%, 05/15/15	250	276,483
5.25%, 01/01/15	865	950,540
North East Independent School District GO
5.00%, 08/01/33 (PR 08/01/14)	2,250	2,425,365
(PSF)
North Texas Tollway Authority RB Highway Revenue Tolls

Security	Principal (000s)	Value

Series A
4.50%, 01/01/38 (PR 01/01/15)	$540	$585,473
(AGM)
5.00%, 01/01/35 (PR 01/01/15)	1,105	1,209,511
(AGM)
Series L-2
6.00%, 01/01/38 (PR 01/01/13)	890	894,423
State of Texas GO
5.00%, 10/01/15	750	847,080
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13	300	306,639
5.00%, 07/01/14	170	182,464
5.00%, 07/01/15	1,400	1,562,820
5.00%, 07/01/16 (Call 01/01/16)	1,000	1,134,990
5.00%, 07/01/17 (Call 01/01/16)	455	516,721
Texas State Transportation Commission RB Fuel Sales Tax Revenue
Series A
4.50%, 04/01/16	570	644,020
5.00%, 04/01/13	1,465	1,488,586
5.25%, 04/01/14	200	213,080
Texas State Transportation Commission RB Highway Revenue Tolls
5.00%, 04/01/14	500	531,035
5.00%, 04/01/16	1,800	2,063,448
Series A
5.00%, 04/01/17	250	295,748
Series B
1.25%, 08/15/42 (Call 02/15/15)	1,000	1,003,430
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/17 (PR 07/15/14)	1,035	1,113,225
University of Texas System Board of Regents RB College & University Revenue
Series B
4.75%, 07/01/30 (PR 07/01/14)	1,000	1,070,190

		30,247,719
UTAH — 1.51%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/14	225	241,328
5.25%, 07/01/13	500	514,555
State of Utah GO
Series A
5.00%, 07/01/13	300	308,466
5.00%, 07/01/15	1,000	1,119,050
5.00%, 07/01/16 (PR 07/01/13)	830	853,174
Series C
4.00%, 07/01/13	1,750	1,789,147
5.00%, 07/01/14	1,000	1,074,480
5.00%, 07/01/15	500	559,525
Utah Transit Authority RB Sales Tax Revenue
Series A
5.00%, 06/15/32 (PR 12/15/12)	1,900	1,903,800
(AGM)
Series B
4.50%, 06/15/33 (PR 12/15/15)	455	510,792
(AGM)
4.75%, 06/15/35 (PR 12/15/15)	350	395,556
(AGM)

		9,269,873

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

Security	Principal (000s)	Value

VIRGINIA — 0.92%
County of Fairfax GO
Series C
5.00%, 10/01/17	$1,500	$1,812,525
Virginia Commonwealth Transportation Board RB Miscellaneous Revenue
5.00%, 10/01/13	300	311,931
5.00%, 10/01/14	780	845,567
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.25%, 08/01/14	925	1,000,424
Series C
5.00%, 08/01/17 (SAW)	250	298,865
Series B
5.25%, 08/01/15	1,225	1,378,566

		5,647,878
WASHINGTON — 3.16%
City of Seattle RB Electric Power & Light Revenues
Series B
5.00%, 02/01/15	1,250	1,372,212
County of King RB Sewer Revenue
Series B
5.00%, 01/01/16	1,000	1,134,990
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	460	472,898
5.00%, 07/01/13 (AMBAC)	580	596,263
5.00%, 07/01/14	500	536,740
5.00%, 07/01/15	185	206,516
5.00%, 07/01/17	1,500	1,788,000
5.25%, 07/01/13 (NPFGC)	655	674,322
5.25%, 07/01/16 (NPFGC)	190	221,445
5.50%, 07/01/13	205	211,349
5.50%, 07/01/14	1,660	1,795,091
5.50%, 07/01/15	445	502,467
Series C
5.00%, 07/01/14	500	536,740
5.00%, 07/01/16	735	850,130
5.25%, 07/01/16 (NPFGC)	125	145,688
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13 (GTD)	1,250	1,280,100
State of Washington GO
5.00%, 01/01/16	500	567,990
Series A
5.00%, 07/01/15	300	334,890
Series C
5.00%, 07/01/13	500	514,020
Series R-2006A
5.00%, 07/01/13 (AMBAC)	1,000	1,028,040
5.00%, 07/01/15 (AMBAC)	600	669,780
Series R-2010A
5.00%, 01/01/17	150	176,069
Series R-2011C
5.00%, 07/01/16	1,000	1,156,640
5.00%, 07/01/17	650	774,800

Security	Principal (000s)	Value

State of Washington RB Federal Grant Revenue
5.00%, 09/01/17	$1,000	$1,189,460
Washington State Public Power Supply System RB Electric Power & Light Revenues
Series B
7.13%, 07/01/16 (NPFGC)	500	615,370

		19,352,010
WISCONSIN — 0.59%
State of Wisconsin GO
Series 1
5.00%, 05/01/15 (NPFGC)	860	953,835
5.00%, 05/01/16 (AMBAC)	100	114,907
5.50%, 05/01/14 (NPFGC)	300	321,915
Series 2
5.00%, 05/01/13 (NPFGC)	225	229,536
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,370	1,574,226
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15	100	111,219
5.00%, 07/01/16	250	287,522

		3,593,160

TOTAL MUNICIPAL BONDS & NOTES (Cost: $598,036,130)		605,766,715

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	7,754,963	7,754,963

		7,754,963

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,754,963)		7,754,963

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $605,791,093)		613,521,678
Other Assets, Less Liabilities — (0.17)%		(1,019,619)

NET ASSETS — 100.00%		$612,502,059

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SHORT TERM NATIONAL AMT-FREE MUNICIPAL BOND FUND

November 30, 2012

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  AGC Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

XLCA — ICR  —  XL Capital Ltd. — Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

243

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	iShares Bond Fund/ETF
10+ Year Credit	Barclays Intermediate Government/Credit
Barclays 1-3 Year Credit	Barclays MBS
Barclays 1-3 Year Treasury	Barclays Short Treasury
Barclays 3-7 Year Treasury	Core Long-Term U.S. Bond[a]
Barclays 7-10 Year Treasury	Core Total U.S. Bond Market[b]
Barclays 10-20 Year Treasury	iBoxx $ High Yield Corporate
Barclays 20+ Year Treasury	iBoxx $ Investment Grade Corporate
Barclays Agency	S&P California AMT-Free Municipal
Barclays Credit	S&P National AMT-Free Municipal
Barclays Government/Credit	S&P New York AMT-Free Municipal
Barclays Intermediate Credit	S&P Short Term National AMT-Free Municipal

[a]	Formerly known as the iShares 10+ Year Government/Credit Bond Fund.

[b]	Formerly known as the iShares Barclays Aggregate Bond Fund.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
10+ Year Credit
Assets:
Corporate Bonds & Notes	$—	$358,728,129	$—	$358,728,129
Foreign Agency Obligations	—	12,762,273	—	12,762,273
Foreign Government Obligations	—	45,539,717	—	45,539,717
Short-Term Investments	7,132,679	—	—	7,132,679

	$7,132,679	$417,030,119	$—	$424,162,798

Barclays 1-3 Year Credit
Assets:
Corporate Bonds & Notes	$—	$8,335,444,099	$—	$8,335,444,099
Foreign Agency Obligations	—	722,881,663	—	722,881,663
Foreign Government Obligations	—	309,605,617	—	309,605,617
Municipal Debt Obligations	—	33,797,052	—	33,797,052
Short-Term Investments	455,808,554	—	—	455,808,554

	$455,808,554	$9,401,728,431	$—	$9,857,536,985

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays 1-3 Year Treasury
Assets:
U.S. Government Obligations	$—	$8,468,362,099	$—	$8,468,362,099
Short-Term Investments	13,480,773	—	—	13,480,773

	$13,480,773	$8,468,362,099	$—	$8,481,842,872

Barclays 3-7 Year Treasury
Assets:
U.S. Government Obligations	$—	$3,202,342,491	$—	$3,202,342,491
Short-Term Investments	1,382,142,405	—	—	1,382,142,405

	$1,382,142,405	$3,202,342,491	$—	$4,584,484,896

Barclays 7-10 Year Treasury
Assets:
U.S. Government Obligations	$—	$4,785,417,546	$—	$4,785,417,546
Short-Term Investments	2,232,313,418	—	—	2,232,313,418

	$2,232,313,418	$4,785,417,546	$—	$7,017,730,964

Barclays 10-20 Year Treasury
Assets:
U.S. Government Obligations	$—	$625,491,113	$—	$625,491,113
Short-Term Investments	251,168,806	—	—	251,168,806

	$251,168,806	$625,491,113	$—	$876,659,919

Barclays 20+ Year Treasury
Assets:
U.S. Government Obligations	$—	$3,524,463,075	$—	$3,524,463,075
Short-Term Investments	1,284,940,051	—	—	1,284,940,051

	$1,284,940,051	$3,524,463,075	$—	$4,809,403,126

Barclays Agency
Assets:
Corporate Bonds & Notes	$—	$3,628,059	$—	$3,628,059
Foreign Government Obligations	—	4,204,252	—	4,204,252
U.S. Government Agency Obligations	—	417,520,867	—	417,520,867
Short-Term Investments	80,031,068	—	—	80,031,068

	$80,031,068	$425,353,178	$—	$505,384,246

Barclays Credit
Assets:
Corporate Bonds & Notes	$—	$1,212,408,661	$—	$1,212,408,661
Foreign Agency Obligations	—	70,358,549	—	70,358,549
Foreign Government Obligations	—	65,704,035	—	65,704,035
Municipal Debt Obligations	—	48,535,730	—	48,535,730
Short-Term Investments	83,762,643	—	—	83,762,643

	$83,762,643	$1,397,006,975	$—	$1,480,769,618

Barclays Government/Credit
Assets:
Corporate Bonds & Notes	$—	$62,800,813	$—	$62,800,813
Foreign Agency Obligations	—	3,701,833	—	3,701,833
Foreign Government Obligations	—	3,274,499	—	3,274,499
Municipal Debt Obligations	—	2,424,924	—	2,424,924
U.S. Government & Agency Obligations	—	111,503,822	—	111,503,822
Short-Term Investments	42,321,679	—	—	42,321,679

	$42,321,679	$183,705,891	$—	$226,027,570

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays Intermediate Credit
Assets:
Corporate Bonds & Notes	$—	$4,882,870,801	$—	$4,882,870,801
Foreign Agency Obligations	—	345,172,357	—	345,172,357
Foreign Government Obligations	—	182,875,426	—	182,875,426
Municipal Debt Obligations	—	25,179,994	—	25,179,994
Short-Term Investments	331,548,921	—	—	331,548,921

	$331,548,921	$5,436,098,578	$—	$5,767,647,499

Barclays Intermediate Government/Credit
Assets:
Corporate Bonds & Notes	$—	$294,294,853	$—	$294,294,853
Foreign Agency Obligations	—	19,885,474	—	19,885,474
Foreign Government Obligations	—	11,190,418	—	11,190,418
Municipal Debt Obligations	—	911,560	—	911,560
U.S. Government & Agency Obligations	—	616,611,821	—	616,611,821
Short-Term Investments	286,837,689	—	—	286,837,689

	$286,837,689	$942,894,126	$—	$1,229,731,815

Barclays MBS
Assets:
U.S. Government Agency Obligations	$—	$6,489,859,656	$—	$6,489,859,656
Short-Term Investments	1,917,970,626	—	—	1,917,970,626

	$1,917,970,626	$6,489,859,656	$—	$8,407,830,282

Barclays Short Treasury
Assets:
U.S. Government Obligations	$—	$2,647,765,207	$—	$2,647,765,207
Short-Term Investments	41,948,875	—	—	41,948,875

	$41,948,875	$2,647,765,207	$—	$2,689,714,082

Core Long-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$92,561,608	$—	$92,561,608
Foreign Agency Obligations	—	2,522,352	—	2,522,352
Foreign Government Obligations	—	8,841,557	—	8,841,557
Municipal Debt Obligations	—	13,532,815	—	13,532,815
U.S. Government & Agency Obligations	—	82,459,216	—	82,459,216
Short-Term Investments	1,482,319	—	—	1,482,319

	$1,482,319	$199,917,548	$—	$201,399,867

Core Total U.S. Bond Market
Assets:
Collateralized Mortgage Obligations	$—	$290,225,166	$—	$290,225,166
Corporate Bonds & Notes	—	3,599,973,605	—	3,599,973,605
Foreign Agency Obligations	—	198,675,868	—	198,675,868
Foreign Government Obligations	—	192,222,121	—	192,222,121
Municipal Debt Obligations	—	148,993,222	—	148,993,222
U.S. Government & Agency Obligations	—	10,870,704,639	—	10,870,704,639
Short-Term Investments	3,992,207,073	—	—	3,992,207,073

	$3,992,207,073	$15,300,794,621	$—	$19,293,001,694

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Bond Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

iBoxx $ High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$15,683,720,751	$—	$15,683,720,751
Short-Term Investments	3,439,092,775	—	—	3,439,092,775

	$3,439,092,775	$15,683,720,751	$—	$19,122,813,526

iBoxx $ Investment Grade Corporate
Assets:
Corporate Bonds & Notes	$—	$25,168,800,698	$—	$25,168,800,698
Foreign Agency Obligations	—	3,881,715	—	3,881,715
Short-Term Investments	1,878,897,807	—	—	1,878,897,807

	$1,878,897,807	$25,172,682,413	$—	$27,051,580,220

S&P California AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$278,317,454	$—	$278,317,454
Short-Term Investments	5,784,300	—	—	5,784,300

	$5,784,300	$278,317,454	$—	$284,101,754

S&P National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$3,436,381,366	$—	$3,436,381,366
Short-Term Investments	49,854,368	—	—	49,854,368

	$49,854,368	$3,436,381,366	$—	$3,486,235,734

S&P New York AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$126,165,034	$—	$126,165,034
Short-Term Investments	2,940,166	—	—	2,940,166

	$2,940,166	$126,165,034	$—	$129,105,200

S&P Short Term National AMT-Free Municipal
Assets:
Municipal Bonds & Notes	$—	$605,766,715	$—	$605,766,715
Short-Term Investments	7,754,963	—	—	7,754,963

	$7,754,963	$605,766,715	$—	$613,521,678

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays MBS Bond Fund and iShares Core Total U.S. Bond Market ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Funds may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Funds as a purchase transaction and a sale transaction in which the Funds realize a gain or loss. The Funds’ use of TBA rolls may cause the Funds to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$398,984,958	$25,557,646	$(379,806)	$ 25,177,840
Barclays 1-3 Year Credit	9,743,056,828	116,586,010	(2,105,853)	114,480,157
Barclays 1-3 Year Treasury	8,463,459,720	18,830,959	(447,807)	18,383,152
Barclays 3-7 Year Treasury	4,568,007,013	16,999,854	(521,971)	16,477,883
Barclays 7-10 Year Treasury	6,884,685,851	136,604,100	(3,558,987)	133,045,113
Barclays 10-20 Year Treasury	864,090,391	12,651,356	(81,828)	12,569,528
Barclays 20+ Year Treasury	4,847,825,199	535,129	(38,957,202)	(38,422,073)
Barclays Agency	496,400,678	9,078,952	(95,384)	8,983,568
Barclays Credit	1,365,701,747	115,689,038	(621,167)	115,067,871
Barclays Government/Credit	213,065,401	13,052,796	(90,627)	12,962,169
Barclays Intermediate Credit	5,446,064,342	323,384,686	(1,801,529)	321,583,157
Barclays Intermediate Government/Credit	1,184,343,965	45,618,364	(230,514)	45,387,850
Barclays MBS	8,339,746,076	82,305,842	(14,221,636)	68,084,206
Barclays Short Treasury	2,689,657,561	157,529	(101,008)	56,521
Core Long-Term U.S. Bond	194,628,522	7,329,502	(558,157)	6,771,345
Core Total U.S. Bond Market	18,376,809,148	924,639,750	(8,447,204)	916,192,546
iBoxx $ High Yield Corporate	18,565,477,017	722,843,994	(165,507,485)	557,336,509
iBoxx $ Investment Grade Corporate	24,633,112,845	2,444,953,606	(26,486,231)	2,418,467,375
S&P California AMT-Free Municipal	258,647,784	25,468,677	(14,707)	25,453,970
S&P National AMT-Free Municipal	3,212,666,251	273,745,134	(175,651)	273,569,483
S&P New York AMT-Free Municipal	117,949,058	11,195,304	(39,162)	11,156,142
S&P Short Term National AMT-Free Municipal	605,862,782	7,736,158	(77,262)	7,658,896

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended November 30, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund/ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Barclays 1-3 Year Credit
PNC Funding Corp.
3.00%, 05/19/14	$8,000	$—	$—	$8,000	$8,267,768	$85,811	$—
3.63%, 02/08/15	—	17,904	—	17,904	19,028,650	161,827	—
5.40%, 06/10/14	5,263	—	—	5,263	5,624,885	72,512	—

					$32,921,303	$320,150	$—

Barclays Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$1,210	$(300)	$910	$964,928	$17,147	$(681)
3.63%, 02/08/15	500	—	—	500	531,408	11,936	—
4.25%, 09/21/15	200	—	—	200	218,674	6,419	—
5.13%, 02/08/20	925	—	—	925	1,106,758	30,134	—

					$2,821,768	$65,636	$(681)

Barclays Government/Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$100	$—	$100	$106,036	$148	$—

Barclays Intermediate Credit
PNC Bank N.A.
2.70%, 11/01/22	$—	$3,000	$—	$3,000	$3,016,091	$—	$—
4.88%, 09/21/17	—	340	—	340	388,525	4,812	—
5.25%, 01/15/17	—	290	—	290	330,641	4,297	—
6.00%, 12/07/17	—	1,000	—	1,000	1,207,869	15,131	—
PNC Funding Corp.
2.70%, 09/19/16	3,600	560	(2,067)	2,093	2,217,464	66,224	104,124
3.30%, 03/08/22	—	2,000	(138)	1,862	1,974,391	43,070	5,746
3.63%, 02/08/15	—	335	—	335	356,043	2,120	—
4.25%, 09/21/15	750	—	—	750	820,029	24,072	—
4.38%, 08/11/20	2,000	140	(148)	1,992	2,295,875	63,605	15,948
5.13%, 02/08/20	2,500	90	(179)	2,411	2,884,750	82,994	25,579
5.25%, 11/15/15	2,337	920	(500)	2,757	3,082,541	119,908	89,089
5.40%, 06/10/14	3,000	—	(1,300)	1,700	1,816,892	74,262	80,205
5.63%, 02/01/17	1,750	—	—	1,750	2,001,306	65,691	—

					$22,392,417	$566,186	$320,691

Barclays Intermediate Government/Credit
PNC Funding Corp.
3.30%, 03/08/22	$—	$500	$—	$500	$530,180	$3,421	$—
5.25%, 11/15/15	135	—	—	135	150,940	3,584	—

					$681,120	$7,005	$—

Core Total U.S. Bond Market
PNC Funding Corp.
5.25%, 11/15/15	$9,135	$—	$—	$9,135	$10,213,643	$324,048	$—
5.40%, 06/10/14	998	—	—	998	1,066,623	36,948	—
6.70%, 06/10/19	998	—	—	998	1,279,512	47,917	—

					$12,559,778	$408,913	$—

iBoxx $ Investment Grade Corporate
PNC Bank N.A.
2.70%, 11/01/22	$—	$12,250	$—	$12,250	$12,308,065	$2,308	$—
PNC Funding Corp.
2.70%, 09/19/16	—	13,654	—	13,654	14,470,755	17,106	—
3.30%, 03/08/22	—	17,738	—	17,738	18,920,947	291,617	—
3.63%, 02/08/15	17,514	—	(17,514)	—	—	8,622	873,568
4.38%, 08/11/20	8,500	1,708	—	10,208	11,790,758	291,009	—
5.13%, 02/08/20	13,500	5,339	—	18,839	22,524,615	590,326	—

					$80,015,140	$1,200,988	$873,568

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

8

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	January 28, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 28, 2013